UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to June 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

June 30, 2016

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

■ Voya Global Bond Portfolio

■ VY® American Century Small-Mid Cap Value Portfolio

■ VY® Baron Growth Portfolio

■ VY® Columbia Contrarian Core Portfolio

■ VY® Columbia Small Cap Value II Portfolio

■ VY® Invesco Comstock Portfolio

■ VY® Invesco Equity and Income Portfolio

■ VY® JPMorgan Mid Cap Value Portfolio

■ VY® Oppenheimer Global Portfolio

■ VY® Pioneer High Yield Portfolio

■ VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

■ VY® T. Rowe Price Growth Equity Portfolio

■ VY® Templeton Foreign Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

VoyaTM Investment Management was formerly ING U.S. Investment Management

President's Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	7
Statements of Operations	15
Statements of Changes in Net Assets	19
Financial Highlights	26
Notes to Financial Statements	33
Summary Portfolios of Investments	56

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios' website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios' website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Brexit, and what comes after

Dear Shareholder,

Until mid-June few thought the so-called "Brexit" referendum, on whether the U.K. should leave the European Union ("EU"), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.

The U.S. Federal Reserve Board ("Fed") decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won't try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.

We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it's important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.

You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don't get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the "Index") measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom's vote to leave the European Union ("EU") sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)

Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee ("FOMC") on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.

Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers' index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product ("GDP") in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.

One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this "policy divergence" among increasingly powerless central banks, could only end badly.

The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.

Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China's foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.

A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world's largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index ("Barclays Aggregate") added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.

U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.

In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain's exit from the EU emerged.

In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
Voya Global Bond Portfolio	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Class ADV	$1,000.00	$1,085.20	1.10%	$5.70	$1,000.00	$1,019.39	1.10%	$5.52
Class I	1,000.00	1,086.80	0.60	3.11	1,000.00	1,021.88	0.60	3.02
Class S	1,000.00	1,085.40	0.85	4.41	1,000.00	1,020.64	0.85	4.27
VY® American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,079.60	1.36%	$7.03	$1,000.00	$1,018.10	1.36%	$6.82
Class I	1,000.00	1,082.80	0.86	4.45	1,000.00	1,020.59	0.86	4.32
Class S	1,000.00	1,081.10	1.11	5.74	1,000.00	1,019.34	1.11	5.57
Class S2	1,000.00	1,079.80	1.26	6.52	1,000.00	1,018.60	1.26	6.32
VY® Baron Growth Portfolio
Class ADV	$1,000.00	$1,039.10	1.49%	$7.55	$1,000.00	$1,017.45	1.49%	$7.47
Class I	1,000.00	1,041.50	0.99	5.03	1,000.00	1,019.94	0.99	4.97
Class R6(1)	1,000.00	1,027.00	0.99	1.62	1,000.00	1,019.94	0.99	4.97
Class S	1,000.00	1,040.60	1.24	6.29	1,000.00	1,018.70	1.24	6.22
Class S2	1,000.00	1,039.80	1.39	7.05	1,000.00	1,017.95	1.39	6.97

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® Columbia Contrarian Core Portfolio	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Class ADV	$1,000.00	$1,019.30	1.19%	$5.97	$1,000.00	$1,018.95	1.19%	$5.97
Class I	1,000.00	1,022.10	0.69	3.47	1,000.00	1,021.43	0.69	3.47
Class S	1,000.00	1,020.70	0.94	4.72	1,000.00	1,020.19	0.94	4.72
VY® Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$1,028.10	1.37%	$6.91	$1,000.00	$1,018.05	1.37%	$6.87
Class I	1,000.00	1,030.40	0.87	4.39	1,000.00	1,020.54	0.87	4.37
Class R6(1)	1,000.00	1,020.90	0.87	1.42	1,000.00	1,020.54	0.87	4.37
Class S	1,000.00	1,029.30	1.12	5.65	1,000.00	1,019.29	1.12	5.62
Class S2	1,000.00	1,029.40	1.27	6.41	1,000.00	1,018.55	1.27	6.37
VY® Invesco Comstock Portfolio
Class ADV	$1,000.00	$999.30	1.23%	$6.11	$1,000.00	$1,018.75	1.23%	$6.17
Class I	1,000.00	1,002.00	0.73	3.63	1,000.00	1,021.23	0.73	3.67
Class S	1,000.00	1,000.70	0.98	4.87	1,000.00	1,019.99	0.98	4.92
VY® Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$1,019.60	1.14%	$5.72	$1,000.00	$1,019.19	1.14%	$5.72
Class I	1,000.00	1,022.20	0.64	3.22	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,020.90	0.89	4.47	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	1,020.20	1.02	5.12	1,000.00	1,019.79	1.02	5.12
VY® JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,064.30	1.38%	$7.08	$1,000.00	$1,018.00	1.38%	$6.92
Class I	1,000.00	1,067.20	0.88	4.52	1,000.00	1,020.49	0.88	4.42
Class S	1,000.00	1,065.60	1.13	5.80	1,000.00	1,019.24	1.13	5.67
Class S2	1,000.00	1,065.10	1.28	6.57	1,000.00	1,018.50	1.28	6.42
VY® Oppenheimer Global Portfolio
Class ADV	$1,000.00	$917.30	1.25%	$5.96	$1,000.00	$1,018.65	1.25%	$6.27
Class I	1,000.00	919.30	0.75	3.58	1,000.00	1,021.13	0.75	3.77
Class S	1,000.00	918.30	1.00	4.77	1,000.00	1,019.89	1.00	5.02
Class S2	1,000.00	917.50	1.15	5.48	1,000.00	1,019.14	1.15	5.77
VY® Pioneer High Yield Portfolio
Class I	$1,000.00	$1,065.70	0.71%	$3.65	$1,000.00	$1,021.33	0.71%	$3.57
Class S	1,000.00	1,063.50	0.96	4.93	1,000.00	1,020.09	0.96	4.82
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV	$1,000.00	$1,015.30	1.28%	$6.41	$1,000.00	$1,018.50	1.28%	$6.42
Class I	1,000.00	1,017.90	0.78	3.91	1,000.00	1,020.98	0.78	3.92
Class R6(1)	1,000.00	1,019.80	0.78	1.27	1,000.00	1,020.98	0.78	3.92
Class S	1,000.00	1,016.50	1.03	5.16	1,000.00	1,019.74	1.03	5.17
Class S2	1,000.00	1,015.20	1.18	5.91	1,000.00	1,019.00	1.18	5.92

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® T. Rowe Price Growth Equity Portfolio	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Class ADV	$1,000.00	$938.20	1.23%	$5.93	$1,000.00	$1,018.75	1.23%	$6.17
Class I	1,000.00	940.60	0.73	3.52	1,000.00	1,021.23	0.73	3.67
Class S	1,000.00	939.30	0.98	4.73	1,000.00	1,019.99	0.98	4.92
Class S2	1,000.00	938.60	1.13	5.45	1,000.00	1,019.24	1.13	5.67
VY® Templeton Foreign Equity Portfolio
Class ADV	$1,000.00	$944.90	1.41%	$6.82	$1,000.00	$1,017.85	1.41%	$7.07
Class I	1,000.00	947.30	0.91	4.41	1,000.00	1,020.34	0.91	4.57
Class S	1,000.00	946.00	1.16	5.61	1,000.00	1,019.10	1.16	5.82
Class S2	1,000.00	945.80	1.31	6.34	1,000.00	1,018.35	1.31	6.57

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was May 3, 2016. Expenses paid for the actual Fund's return reflect the 59-day period ended June 30, 2016.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio
ASSETS:
Investments in securities at fair value+*	$203,840,963	$291,698,935	$798,522,756	$317,804,696
Investments in affiliates at fair value**	52,309,554	—	—	—
Short-term investments at fair value***	1,083,655	11,929,419	924,418	—
Total investments at fair value	$257,234,172	$303,628,354	$799,447,174	$317,804,696
Cash	392,986	—	—	14,246,396
Cash collateral for futures	228,250	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	4,503,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	3,230,000	—	—	—
Foreign currencies at value****	749,520	—	—	—
Foreign cash collateral for futures*****	999,583	—	—	—
Receivables:
Investment securities sold	415,710	2,769,381	1,563,282	—
Investment securities sold on a delayed-delivery or when-issued basis	5,666,135	—	—	—
Fund shares sold	187,303	240,497	35,779	57,949
Dividends	455	557,042	727,867	283,965
Interest	1,333,197	—	—	35
Foreign tax reclaims	—	1,583	—	3,930
Unrealized appreciation on forward foreign currency contracts	3,546,246	9,585	—	—
Prepaid expenses	2,751	3,016	9,215	3,697
Reimbursement due from manager	11,828	31,825	—	52,986
Other assets	10,541	5,638	20,666	9,558
Total assets	278,511,677	307,246,921	801,803,983	332,463,212
LIABILITIES:
Payable for investment securities purchased	1,349,908	2,563,261	—	743,772
Payable for investment securities purchased on a delayed-delivery or when-issued basis	12,275,706	—	—	—
Payable for fund shares redeemed	44,248	420,827	887,618	54,487
Payable upon receipt of securities loaned	286,655	7,518,020	—	—
Unrealized depreciation on forward foreign currency contracts	5,115,230	69,374	—	—
Variation margin payable on centrally cleared swaps	319,709	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	1,040,000	—	—	—
Payable for investment management fees	121,200	263,218	620,787	245,161
Payable for distribution and shareholder service fees	19,807	51,843	142,776	70,935
Payable to directors under the deferred compensation plan (Note 6)	10,541	5,638	20,666	9,558
Payable for directors fees	1,210	1,376	3,926	1,636
Other accrued expenses and liabilities	55,657	63,565	125,616	47,925
Written options, at fair value^	12,012,083	—	—	—
Total liabilities	32,651,954	10,957,122	1,801,389	1,173,474
NET ASSETS	$245,859,723	$296,289,799	$800,002,594	$331,289,738
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$249,108,372	$249,035,532	$258,955,195	$249,122,355
Undistributed net investment income/Accumulated net investments loss	1,594,810	5,725,050	(621,766)	12,716,396
Accumulated net realized gain	592,795	26,057,441	122,711,661	34,268,411
Net unrealized appreciation (depreciation)	(5,436,254)	15,471,776	418,957,504	35,182,576
NET ASSETS	$245,859,723	$296,289,799	$800,002,594	$331,289,738
+ Including securities loaned at value	$277,642	$7,323,584	$—	$—
* Cost of investments in securities	$199,548,863	$276,167,558	$379,565,252	$282,621,935
** Cost of investments in affiliates	$60,216,247	$—	$—	$—
*** Cost of short-term investments	$1,083,655	$11,929,419	$924,418	$—
**** Cost of foreign currencies	$778,733	$—	$—	$—
***** Cost of foreign cash collateral for futures	$999,583	$—	$—	$—
^ Premiums received on written options	$11,870,801	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio
Class ADV:
Net assets	$26,685,859	$84,285,337	$85,507,383	$24,631,381
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,516,094	7,230,246	3,095,487	1,111,842
Net asset value and redemption price per share	$10.61	$11.66	$27.62	$22.15
Class I:
Net assets	$176,279,102	$127,964,806	$188,056,234	$10,301,726
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,332,410	10,415,332	6,346,587	446,194
Net asset value and redemption price per share	$10.79	$12.29	$29.63	$23.09
Class R6:
Net assets	n/a	n/a	$3,045	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	103	n/a
Net asset value and redemption price per share	n/a	n/a	$29.64	n/a
Class S:
Net assets	$42,894,762	$80,396,153	$523,261,195	$296,356,631
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,979,028	6,629,810	18,240,540	13,072,320
Net asset value and redemption price per share	$10.78	$12.13	$28.69	$22.67
Class S2:
Net assets	n/a	$3,643,503	$3,174,737	n/a
Shares authorized	n/a	100,000,000	100,000,000	n/a
Par value	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	312,949	114,573	n/a
Net asset value and redemption price per share	n/a	$11.64	$27.71	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$199,551,199	$481,494,997	$1,604,012,603	$597,016,608
Short-term investments at fair value**	3,317,772	21,814,038	91,958,181	29,981,852
Total investments at fair value	$202,868,971	$503,309,035	$1,695,970,784	$626,998,460
Cash	—	583,275	—	—
Foreign currencies at value***	—	1,232	901,435	—
Receivables:
Investment securities sold	1,957,039	2,475,025	86,550,045	5,411,321
Fund shares sold	11,640	4,152,739	55,497	155,672
Dividends	276,267	629,244	1,966,693	842,374
Interest	—	—	2,567,747	—
Foreign tax reclaims	—	223,621	318,141	—
Unrealized appreciation on forward foreign currency contracts	—	1,377,384	3,721,777	—
Prepaid expenses	2,273	5,795	20,005	6,817
Reimbursement due from manager	—	—	30,973	—
Other assets	6,072	15,975	60,047	11,683
Total assets	205,122,262	512,773,325	1,792,163,144	633,426,327
LIABILITIES:
Payable for investment securities purchased	880,284	3,442,602	69,554,925	3,241,944
Payable for fund shares redeemed	164,621	217,657	740,697	843,726
Payable upon receipt of securities loaned	—	9,483,380	20,122,593	15,532,759
Unrealized depreciation on forward foreign currency contracts	—	51,253	162,296	—
Payable for investment management fees	142,161	286,048	868,840	416,384
Payable for distribution and shareholder service fees	39,514	69,961	288,160	99,980
Payable to custodian due to bank overdraft	—	—	36,309	—
Payable to directors under the deferred compensation plan (Note 6)	6,072	15,975	60,047	11,683
Payable for directors fees	991	2,496	8,533	2,982
Other accrued expenses and liabilities	33,872	63,617	154,019	106,337
Total liabilities	1,267,515	13,632,989	91,996,419	20,255,795
NET ASSETS	$203,854,747	$499,140,336	$1,700,166,725	$613,170,532
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$170,997,396	$572,274,542	$1,584,476,471	$408,518,285
Undistributed net investment income	1,020,156	7,152,690	16,895,681	2,290,360
Accumulated net realized gain (loss)	7,413,320	(107,248,293)	67,412,997	89,925,742
Net unrealized appreciation	24,423,875	26,961,397	31,381,576	112,436,145
NET ASSETS	$203,854,747	$499,140,336	$1,700,166,725	$613,170,532
+ Including securities loaned at value	$—	$9,290,436	$19,694,302	$15,154,468
* Cost of investments in securities	$175,127,324	$455,846,876	$1,575,931,014	$484,580,463
** Cost of short-term investments	$3,317,772	$21,814,038	$91,963,896	$29,981,852
*** Cost of foreign currencies	$—	$1,234	$901,434	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio
Class ADV:
Net assets	$28,129,883	$32,867,481	$45,749,870	$95,177,333
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,746,132	2,182,462	1,099,831	4,791,925
Net asset value and redemption price per share	$16.11	$15.06	$41.60	$19.86
Class I:
Net assets	$41,830,503	$193,374,915	$565,254,845	$220,300,739
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,517,753	12,711,630	13,333,846	10,844,197
Net asset value and redemption price per share	$16.61	$15.21	$42.39	$20.32
Class R6:
Net assets	$3,022	n/a	n/a	n/a
Shares authorized	100,000,000	n/a	n/a	n/a
Par value	$0.001	n/a	n/a	n/a
Shares outstanding	182	n/a	n/a	n/a
Net asset value and redemption price per share	$16.62	n/a	n/a	n/a
Class S:
Net assets	$129,685,927	$272,897,940	$670,349,714	$293,570,742
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,854,124	17,973,312	15,959,332	14,581,585
Net asset value and redemption price per share	$16.51	$15.18	$42.00	$20.13
Class S2:
Net assets	$4,205,412	n/a	$418,812,296	$4,121,718
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	261,607	n/a	10,110,375	208,013
Net asset value and redemption price per share	$16.08	n/a	$41.42	$19.81

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,341,817,555	$89,725,439	$825,353,644	$1,514,248,757
Short-term investments at fair value**	71,433,579	2,699,707	43,705,000	84,539,821
Total investments at fair value	$1,413,251,134	$92,425,146	$869,058,644	$1,598,788,578
Cash	—	200	2,141,402	2,001,420
Cash collateral for futures	—	124,770	—	—
Cash pledged for centrally cleared swaps (Note 2)	—	210,000	—	—
Foreign currencies at value***	51,529	—	—	—
Receivables:
Investment securities sold	2,367,819	1,289,097	—	13,021,611
Fund shares sold	1,476,245	7,470	342,375	1,393,696
Dividends	546,427	13,551	406,024	908,132
Interest	—	1,175,702	—	—
Foreign tax reclaims	1,299,513	—	—	28,333
Unrealized appreciation on unfunded corporate loans (Note 12)	—	3,638	—	—
Variation margin receivable on centrally cleared swaps	—	10,978	—	—
Prepaid expenses	17,172	1,088	9,126	18,752
Reimbursement due from manager	—	5,362	—	—
Other assets	50,197	4,006	23,173	36,874
Total assets	1,419,060,036	95,271,008	871,980,744	1,616,197,396
LIABILITIES:
Payable for investment securities purchased	1,129,252	159,096	132,000	4,437,484
Payable for fund shares redeemed	475,336	55,722	93,592	678,796
Payable upon receipt of securities loaned	45,401,623	—	43,704,000	76,081,700
Payable for investment management fees	799,681	56,588	501,510	884,122
Payable for distribution and shareholder service fees	78,424	807	28,025	151,131
Payable to directors under the deferred compensation plan (Note 6)	50,197	4,006	23,173	36,874
Payable for directors fees	7,121	477	4,013	7,907
Other accrued expenses and liabilities	366,933	18,144	96,917	175,565
Total liabilities	48,308,567	294,840	44,583,230	82,453,579
NET ASSETS	$1,370,751,469	$94,976,168	$827,397,514	$1,533,743,817
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$832,236,869	$112,162,769	$504,804,062	$977,256,398
Undistributed net investment income	29,843,148	3,125,047	3,435,201	275,196
Accumulated net realized gain (loss)	113,674,848	(17,338,785)	123,593,629	258,149,917
Net unrealized appreciation (depreciation)	394,996,604	(2,972,863)	195,564,622	298,062,306
NET ASSETS	$1,370,751,469	$94,976,168	$827,397,514	$1,533,743,817
+ Including securities loaned at value	$42,856,473	$—	$42,700,288	$74,404,039
* Cost of investments in securities	$946,794,627	$92,729,408	$629,789,022	$1,216,183,462
** Cost of short-term investments	$71,433,579	$2,699,707	$43,705,000	$84,539,821
*** Cost of foreign currencies	$51,530	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
Class ADV:
Net assets	$94,605,022	n/a	$48,944,897	$189,498,395
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	5,962,164	n/a	4,904,923	2,472,626
Net asset value and redemption price per share	$15.87	n/a	$9.98	$76.64
Class I:
Net assets	$1,090,689,820	$90,951,857	$742,613,593	$1,004,900,354
Shares authorized	250,000,000	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	66,019,467	8,138,087	68,836,008	12,403,838
Net asset value and redemption price per share	$16.52	$11.18	$10.79	$81.02
Class R6:
Net assets	n/a	n/a	$3,024	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	280	n/a
Net asset value and redemption price per share	n/a	n/a	$10.79	n/a
Class S:
Net assets	$182,282,740	$4,024,311	$31,720,844	$330,998,990
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,422,394	360,516	3,029,755	4,200,188
Net asset value and redemption price per share	$15.96	$11.16	$10.47	$78.81
Class S2:
Net assets	$3,173,887	n/a	$4,115,156	$8,346,078
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	203,894	n/a	411,366	107,981
Net asset value and redemption price per share	$15.57	n/a	$10.00	$77.29

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

VY® Templeton Foreign Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$617,424,270
Short-term investments at fair value**	30,804,050
Total investments at fair value	$648,228,320
Cash	964,611
Receivables:
Investment securities sold	259,100
Fund shares sold	3,878,385
Dividends	1,653,028
Foreign tax reclaims	1,467,311
Prepaid expenses	7,870
Reimbursement due from manager	15,295
Other assets	45,325
Total assets	656,519,245
LIABILITIES:
Payable for fund shares redeemed	25,163
Payable upon receipt of securities loaned	11,304,050
Payable for investment management fees	477,952
Payable for distribution and shareholder service fees	105,996
Payable to custodian due to foreign currency overdraft***	373,487
Payable to directors under the deferred compensation plan (Note 6)	45,325
Payable for directors fees	3,317
Other accrued expenses and liabilities	172,538
Total liabilities	12,507,828
NET ASSETS	$644,011,417
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$751,629,411
Undistributed net investment income	33,134,354
Accumulated net realized loss	(168,164,331)
Net unrealized appreciation	27,411,983
NET ASSETS	$644,011,417
+ Including securities loaned at value	$10,731,339
* Cost of investments in securities	$589,879,341
** Cost of short-term investments	$30,804,050
*** Cost of foreign currency overdraft	$380,275

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

VY® Templeton Foreign Equity Portfolio
Class ADV:
Net assets	$32,128,092
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	3,068,404
Net asset value and redemption price per share	$10.47
Class I:
Net assets	$169,867,008
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	16,005,423
Net asset value and redemption price per share	$10.61
Class S:
Net assets	$439,649,693
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	41,775,864
Net asset value and redemption price per share	$10.52
Class S2:
Net assets	$2,366,624
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	226,319
Net asset value and redemption price per share	$10.46

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,263	$3,049,863	$4,108,291	$3,100,328
Interest	3,056,319	—	—	272
Dividends from affiliated underlying funds	877,192	—	—	—
Securities lending income, net	9,106	59,691	—	—
Total investment income	3,947,880	3,109,554	4,108,291	3,100,600
EXPENSES:
Investment management fees	722,306	1,498,808	3,709,137	1,464,336
Distribution and shareholder service fees:
Class ADV	66,686	195,783	207,479	57,065
Class S	52,869	94,378	640,097	365,315
Class S2	—	7,901	8,722	—
Transfer agent fees	184	521	609	348
Shareholder reporting expense	14,018	16,380	43,348	17,050
Professional fees	9,645	10,465	25,858	12,382
Custody and accounting expense	36,700	61,375	43,472	20,967
Directors fees	3,631	4,127	11,777	4,908
Miscellaneous expense	5,895	9,285	25,092	9,496
Interest expense	1,073	13	46	—
Total expenses	913,007	1,899,036	4,715,637	1,951,867
Net waived and reimbursed fees	(70,890)	(424,529)	(1,328)	(402,013)
Brokerage commission recapture	—	—	(1,911)	(14,117)
Net expenses	842,117	1,474,507	4,712,398	1,535,737
Net investment income (loss)	3,105,763	1,635,047	(604,107)	1,564,863
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(949,875)	2,826,558	37,864,470	5,835,941
Sale of affiliated underlying funds	(764,233)	—	—	—
Foreign currency related transactions	4,542,227	(264,223)	(79)	(989)
Futures	968,326	—	—	—
Swaps	(98,064)	—	—	—
Written options	3,133,893	—	—	—
Net realized gain	6,832,274	2,562,335	37,864,391	5,834,952
Net change in unrealized appreciation (depreciation) on:
Investments	6,204,619	17,631,635	(8,784,058)	(763,942)
Affiliated underlying funds	4,555,398	—	—	—
Foreign currency related transactions	(1,536,599)	(47,998)	—	99
Futures	358,771	—	—	—
Swaps	562,888	—	—	—
Written options	(141,282)	—	—	—
Net change in unrealized appreciation (depreciation)	10,003,795	17,583,637	(8,784,058)	(763,843)
Net realized and unrealized gain	16,836,069	20,145,972	29,080,333	5,071,109
Increase in net assets resulting from operations	$19,941,832	$21,781,019	$28,476,226	$6,635,972
* Foreign taxes withheld	$—	$22,048	$—	$7,296

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,489,147	$8,311,449	$15,327,708	$5,398,085
Interest	—	—	5,205,408	—
Securities lending income, net	—	91,744	352,771	74,834
Total investment income	1,489,147	8,403,193	20,885,887	5,472,919
EXPENSES:
Investment management fees	837,760	1,737,291	5,350,880	2,472,575
Distribution and shareholder service fees:
Class ADV	66,340	80,648	112,208	223,810
Class S	158,386	344,720	839,024	356,971
Class S2	10,403	—	972,151	9,165
Transfer agent fees	390	601	1,339	346
Shareholder reporting expense	13,195	30,315	99,231	33,948
Registration fees	—	—	546	—
Professional fees	10,401	16,908	48,755	24,141
Custody and accounting expense	11,259	52,947	120,432	38,544
Directors fees	2,973	7,486	25,600	8,945
Miscellaneous expense	8,612	17,478	51,375	22,928
Interest expense	—	—	—	174
Total expenses	1,119,719	2,288,394	7,621,541	3,191,547
Net waived and reimbursed fees	(27,009)	(46,507)	(429,565)	(1,286)
Brokerage commission recapture	(24,834)	(2,835)	(8,171)	(4,186)
Net expenses	1,067,876	2,239,052	7,183,805	3,186,075
Net investment income	421,271	6,164,141	13,702,082	2,286,844
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,072,238)	9,775,467	(2,182,739)	35,579,148
Foreign currency related transactions	—	(1,050,045)	(1,307,931)	—
Net realized gain (loss)	(1,072,238)	8,725,422	(3,490,670)	35,579,148
Net change in unrealized appreciation (depreciation) on:
Investments	5,984,884	(15,951,645)	19,969,770	(516,136)
Foreign currency related transactions	—	674,591	2,359,682	—
Net change in unrealized appreciation (depreciation)	5,984,884	(15,277,054)	22,329,452	(516,136)
Net realized and unrealized gain (loss)	4,912,646	(6,551,632)	18,838,782	35,063,012
Increase (decrease) in net assets resulting from operations	$5,333,917	$(387,491)	$32,540,864	$37,349,856
* Foreign taxes withheld	$3,405	$186,885	$430,131	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$18,611,562	$114,117	$4,031,670	$6,505,454
Interest	—	2,664,282	—	—
Securities lending income, net	736,519	—	364,328	458,387
Total investment income	19,348,081	2,778,399	4,395,998	6,963,841
EXPENSES:
Investment management fees	4,957,518	331,836	2,953,713	5,505,183
Distribution and shareholder service fees:
Class ADV	247,137	—	116,174	470,762
Class S	242,055	4,687	37,226	442,508
Class S2	8,551	—	8,948	13,550
Transfer agent fees	1,085	272	699	1,467
Shareholder reporting expense	77,060	7,715	39,130	61,270
Professional fees	57,692	6,772	26,850	45,056
Custody and accounting expense	160,612	13,970	48,210	95,474
Directors fees	21,363	1,430	12,040	23,723
Miscellaneous expense	42,638	4,899	24,678	47,402
Interest expense	—	—	98	261
Total expenses	5,815,711	371,581	3,267,766	6,706,656
Net waived and reimbursed fees	(1,262)	(29,197)	(1,230)	(46,556)
Brokerage commission recapture	—	—	(1,135)	(3,724)
Net expenses	5,814,449	342,384	3,265,401	6,656,376
Net investment income	13,533,632	2,436,015	1,130,597	307,465
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	27,210,516	(2,696,039)	25,371,232	76,421,033
Foreign currency related transactions	143,348	—	—	(7,087)
Futures	—	59,798	—	—
Swaps	—	60,836	—	—
Net realized gain (loss)	27,353,864	(2,575,405)	25,371,232	76,413,946
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	(170,058,570)	6,166,136	(13,177,847)	(183,301,551)
Foreign currency related transactions	15,057	—	—	3,129
Futures	—	21,304	—	—
Swaps	—	73,438	—	—
Unfunded commitments	—	3,638	—	—
Net change in unrealized appreciation (depreciation)	(170,043,513)	6,264,516	(13,177,847)	(183,298,422)
Net realized and unrealized gain (loss)	(142,689,649)	3,689,111	12,193,385	(106,884,476)
Increase (decrease) in net assets resulting from operations	$(129,156,017)	$6,125,126	$13,323,982	$(106,577,011)
* Foreign taxes withheld	$1,735,664	$—	$7,439	$34,719
# Foreign taxes accrued on Indian investments	$109,866	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

VY® Templeton Foreign Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$14,809,490
Interest	16,083
Securities lending income, net	225,484
Total investment income	15,051,057
EXPENSES:
Investment management fees	2,928,014
Distribution and shareholder service fees:
Class ADV	82,506
Class S	564,577
Class S2	5,550
Transfer agent fees	786
Shareholder reporting expense	37,310
Professional fees	23,660
Custody and accounting expense	130,214
Directors fees	9,950
Miscellaneous expense	45,730
Interest expense	106
Total expenses	3,828,403
Net waived and reimbursed fees	(165,913)
Brokerage commission recapture	(1,530)
Net expenses	3,660,960
Net investment income	11,390,097
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,099,315)
Foreign currency related transactions	(102,521)
Net realized loss	(7,201,836)
Net change in unrealized appreciation (depreciation) on:
Investments	(42,489,411)
Foreign currency related transactions	8,532
Net change in unrealized appreciation (depreciation)	(42,480,879)
Net realized and unrealized loss	(49,682,715)
Decrease in net assets resulting from operations	$(38,292,618)
* Foreign taxes withheld	$1,553,509

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Global Bond Portfolio		VY® American Century Small-Mid Cap Value Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$3,105,763	$7,920,236	$1,635,047	$3,038,304
Net realized gain (loss)	6,832,274	(18,018,009)	2,562,335	27,210,391
Net change in unrealized appreciation (depreciation)	10,003,795	(1,710,632)	17,583,637	(35,602,203)
Increase (decrease) in net assets resulting from operations	19,941,832	(11,808,405)	21,781,019	(5,353,508)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(90,953)	—	—	(1,133,028)
Class I	(741,798)	—	—	(2,364,293)
Class S	(162,348)	—	—	(1,308,701)
Class S2	—	—	—	(43,628)
Net realized gains:
Class ADV	—	—	—	(16,172,736)
Class I	—	—	—	(23,979,645)
Class S	—	—	—	(15,919,521)
Class S2	—	—	—	(639,323)
Total distributions	(995,099)	—	—	(61,560,875)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,435,840	7,497,148	18,824,027	24,872,268
Reinvestment of distributions	995,099	—	—	61,560,875
	7,430,939	7,497,148	18,824,027	86,433,143
Cost of shares redeemed	(18,799,870)	(49,345,165)	(21,714,269)	(64,589,400)
Net increase (decrease) in net assets resulting from capital share transactions	(11,368,931)	(41,848,017)	(2,890,242)	21,843,743
Net increase (decrease) in net assets	7,577,802	(53,656,422)	18,890,777	(45,070,640)
NET ASSETS:
Beginning of year or period	238,281,921	291,938,343	277,399,022	322,469,662
End of year or period	$245,859,723	$238,281,921	$296,289,799	$277,399,022
Undistributed investment income/Accumulated net investment loss at end of year or period	$1,594,810	$(515,854)	$5,725,050	$4,090,003

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Baron Growth Portfolio		VY® Columbia Contrarian Core Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income (loss)	$(604,107)	$(2,534,878)	$1,564,863	$2,635,954
Net realized gain	37,864,391	86,253,062	5,834,952	30,338,522
Net change in unrealized appreciation (depreciation)	(8,784,058)	(129,335,880)	(763,843)	(22,240,552)
Increase (decrease) in net assets resulting from operations	28,476,226	(45,617,696)	6,635,972	10,733,924
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(51,188)	—	(146,230)
Class I	—	(1,281,940)	—	(120,209)
Class S	—	(1,817,615)	—	(2,665,751)
Class S2	—	(10,839)	—	—
Net realized gains:
Class ADV	—	(7,956,319)	—	(2,307,141)
Class I	—	(16,920,166)	—	(1,206,112)
Class S	—	(47,874,375)	—	(35,019,245)
Class S2	—	(484,995)	—	—
Total distributions	—	(76,397,437)	—	(41,464,688)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,098,497	34,281,041	11,814,209	18,857,402
Reinvestment of distributions	—	76,397,437	—	41,464,688
	10,098,497	110,678,478	11,814,209	60,322,090
Cost of shares redeemed	(88,019,659)	(203,226,667)	(24,877,942)	(53,225,750)
Net increase (decrease) in net assets resulting from capital share transactions	(77,921,162)	(92,548,189)	(13,063,733)	7,096,340
Net decrease in net assets	(49,444,936)	(214,563,322)	(6,427,761)	(23,634,424)
NET ASSETS:
Beginning of year or period	849,447,530	1,064,010,852	337,717,499	361,351,923
End of year or period	$800,002,594	$849,447,530	$331,289,738	$337,717,499
Undistributed (distributions in excess of) net investment income/Accumulated net investment loss at end of year or period	$(621,766)	$(17,659)	$12,716,396	$11,151,533

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Columbia Small Cap Value II Portfolio		VY® Invesco Comstock Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$421,271	$603,137	$6,164,141	$7,954,276
Net realized gain (loss)	(1,072,238)	21,134,398	8,725,422	46,586,258
Net change in unrealized appreciation (depreciation)	5,984,884	(28,061,517)	(15,277,054)	(89,907,596)
Increase (decrease) in net assets resulting from operations	5,333,917	(6,323,982)	(387,491)	(35,367,062)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(75,657)	—	(775,483)
Class I	—	(281,364)	—	(5,351,730)
Class S	—	(483,770)	—	(7,603,995)
Class S2	—	(21,449)	—	—
Total distributions	—	(862,240)	—	(13,731,208)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,658,622	26,522,023	22,696,806	116,065,545
Reinvestment of distributions	—	862,240	—	13,731,208
	8,658,622	27,384,263	22,696,806	129,796,753
Cost of shares redeemed	(21,107,781)	(54,259,618)	(58,714,580)	(114,041,864)
Net increase (decrease) in net assets resulting from capital share transactions	(12,449,159)	(26,875,355)	(36,017,774)	15,754,889
Net decrease in net assets	(7,115,242)	(34,061,577)	(36,405,265)	(33,343,381)
NET ASSETS:
Beginning of year or period	210,969,989	245,031,566	535,545,601	568,888,982
End of year or period	$203,854,747	$210,969,989	$499,140,336	$535,545,601
Undistributed net investment income at end of year or period	$1,020,156	$598,885	$7,152,690	$988,549

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Invesco Equity and Income Portfolio		VY® JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$13,702,082	$26,587,452	$2,286,844	$4,232,708
Net realized gain (loss)	(3,490,670)	82,939,387	35,579,148	55,658,161
Net change in unrealized appreciation (depreciation)	22,329,452	(151,461,029)	(516,136)	(79,176,650)
Increase (decrease) in net assets resulting from operations	32,540,864	(41,934,190)	37,349,856	(19,285,781)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(921,211)	—	(377,888)
Class I	—	(14,265,378)	—	(2,143,085)
Class S	—	(15,265,238)	—	(1,937,538)
Class S2	—	(8,811,979)	—	(19,270)
Net realized gains:
Class ADV	—	(4,055,040)	—	(13,223,638)
Class I	—	(50,510,479)	—	(35,398,660)
Class S	—	(62,177,273)	—	(45,650,719)
Class S2	—	(38,137,778)	—	(649,788)
Total distributions	—	(194,144,376)	—	(99,400,586)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,163,853	29,358,738	19,257,834	49,706,246
Reinvestment of distributions	—	194,144,376	—	99,400,586
	6,163,853	223,503,114	19,257,834	149,106,832
Cost of shares redeemed	(151,625,374)	(333,647,596)	(64,702,679)	(131,017,273)
Net increase (decrease) in net assets resulting from capital share transactions	(145,461,521)	(110,144,482)	(45,444,845)	18,089,559
Net decrease in net assets	(112,920,657)	(346,223,048)	(8,094,989)	(100,596,808)
NET ASSETS:
Beginning of year or period	1,813,087,382	2,159,310,430	621,265,521	721,862,329
End of year or period	$1,700,166,725	$1,813,087,382	$613,170,532	$621,265,521
Undistributed net investment income at end of year or period	$16,895,681	$3,193,599	$2,290,360	$3,516

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Oppenheimer Global Portfolio		VY® Pioneer High Yield Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$13,533,632	$16,352,683	$2,436,015	$5,671,305
Net realized gain (loss)	27,353,864	100,576,095	(2,575,405)	(1,280,826)
Net change in unrealized appreciation (depreciation)	(170,043,513)	(50,455,539)	6,264,516	(8,783,327)
Increase (decrease) in net assets resulting from operations	(129,156,017)	66,473,239	6,125,126	(4,392,848)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,084,846)	—	—
Class I	—	(19,318,309)	(2,423,972)	(5,539,616)
Class S	—	(3,033,566)	(95,200)	(210,519)
Class S2	—	(54,499)	—	—
Net realized gains:
Class ADV	—	(8,315,481)	—	—
Class I	—	(100,091,139)	—	—
Class S	—	(18,803,314)	—	—
Class S2	—	(376,490)	—	—
Total distributions	—	(151,077,644)	(2,519,172)	(5,750,135)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,434,218	94,529,991	7,063,368	12,634,324
Reinvestment of distributions	—	151,077,644	2,519,172	5,750,135
	17,434,218	245,607,635	9,582,540	18,384,459
Cost of shares redeemed	(118,128,325)	(202,359,715)	(13,547,737)	(34,934,776)
Net increase (decrease) in net assets resulting from capital share transactions	(100,694,107)	43,247,920	(3,965,197)	(16,550,317)
Net decrease in net assets	(229,850,124)	(41,356,485)	(359,243)	(26,693,300)
NET ASSETS:
Beginning of year or period	1,600,601,593	1,641,958,078	95,335,411	122,028,711
End of year or period	$1,370,751,469	$1,600,601,593	$94,976,168	$95,335,411
Undistributed net investment income at end of year or period	$29,843,148	$16,309,516	$3,125,047	$3,208,204

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio		VY® T. Rowe Price Growth Equity Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income (loss)	$1,130,597	$1,205,957	$307,465	$(2,574,018)
Net realized gain	25,371,232	99,490,810	76,413,946	184,078,366
Net change in unrealized appreciation (depreciation)	(13,177,847)	(83,377,794)	(183,298,422)	(19,214,776)
Increase (decrease) in net assets resulting from operations	13,323,982	17,318,973	(106,577,011)	162,289,572
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class ADV	—	(4,928,655)	—	(28,240,157)
Class I	—	(119,999,747)	—	(150,611,865)
Class S	—	(4,330,538)	—	(60,500,345)
Class S2	—	(689,460)	—	(740,378)
Total distributions	—	(129,948,400)	—	(240,092,745)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,493,616	38,636,631	68,193,063	285,115,923
Reinvestment of distributions	—	129,948,400	—	240,092,745
	32,493,616	168,585,031	68,193,063	525,208,668
Cost of shares redeemed	(46,937,258)	(87,954,330)	(187,146,881)	(262,660,670)
Net increase (decrease) in net assets resulting from capital share transactions	(14,443,642)	80,630,701	(118,953,818)	262,547,998
Net increase (decrease) in net assets	(1,119,660)	(31,998,726)	(225,530,829)	184,744,825
NET ASSETS:
Beginning of year or period	828,517,174	860,515,900	1,759,274,646	1,574,529,821
End of year or period	$827,397,514	$828,517,174	$1,533,743,817	$1,759,274,646
Undistributed (distributions in excess of) net investment income at end of year or period	$3,435,201	$2,304,604	$275,196	$(32,269)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$11,390,097	$17,113,370
Net realized gain (loss)	(7,201,836)	28,451,749
Net change in unrealized appreciation (depreciation)	(42,480,879)	(68,773,168)
Decrease in net assets resulting from operations	(38,292,618)	(23,208,049)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,326,137)
Class I	—	(8,274,865)
Class S	—	(19,973,007)
Class S2	—	(83,426)
Total distributions	—	(29,657,435)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,783,987	27,587,391
Reinvestment of distributions	—	29,657,435
	11,783,987	57,244,826
Cost of shares redeemed	(52,166,492)	(124,914,543)
Net decrease in net assets resulting from capital share transactions	(40,382,505)	(67,669,717)
Net decrease in net assets	(78,675,123)	(120,535,201)
NET ASSETS:
Beginning of year or period	722,686,540	843,221,741
End of year or period	$644,011,417	$722,686,540
Undistributed net investment income at end of year or period	$33,134,354	$21,744,257

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)		($)
Voya Global Bond Portfolio
Class ADV
06-30-16	9.81	0.11	•	0.73	0.84	0.04	—		—
12-31-15	10.31	0.26	•	(0.76)	(0.50)	—	—		—
12-31-14	10.35	0.37	•	(0.37)	0.00 *	0.04	—		—
12-31-13	11.35	0.33	•	(0.85)	(0.52)	0.19	0.29		—
12-31-12	11.22	0.41	•	0.39	0.80	0.67	—		—
12-31-11	11.67	0.44	•	(0.04)	0.40	0.85	—		—
Class I
06-30-16	9.97	0.14	•	0.73	0.87	0.05	—		—
12-31-15	10.42	0.32	•	(0.77)	(0.45)	—	—		—
12-31-14	10.46	0.43	•	(0.38)	0.05	0.09	—		—
12-31-13	11.46	0.40	•	(0.87)	(0.47)	0.24	0.29		—
12-31-12	11.32	0.47	•	0.40	0.87	0.73	—		—
12-31-11	11.77	0.50	•	(0.05)	0.45	0.90	—		—
Class S
06-30-16	9.97	0.13	•	0.72	0.85	0.04	—		—
12-31-15	10.44	0.29	•	(0.76)	(0.47)	—	—		—
12-31-14	10.48	0.40	•	(0.38)	0.02	0.06	—		—
12-31-13	11.48	0.37	•	(0.87)	(0.50)	0.21	0.29		—
12-31-12	11.33	0.47	•	0.37	0.84	0.69	—		—
12-31-11	11.76	0.47	•	(0.04)	0.43	0.86	—		—
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-16	10.80	0.05	•	0.81	0.86	—	—		—
12-31-15	13.82	0.08		(0.27)	(0.19)	0.19	2.64		—
12-31-14	14.79	0.12	•	1.49	1.61	0.18	2.40		—
12-31-13	11.76	0.12	•	3.49	3.61	0.14	0.44		—
12-31-12	11.08	0.18	•	1.53	1.71	0.12	0.91		—
12-31-11	11.63	0.12	•	(0.54)	(0.42)	0.13	0.00	*	—
Class I
06-30-16	11.35	0.08	•	0.86	0.94	—	—		—
12-31-15	14.40	0.16	•	(0.31)	(0.15)	0.26	2.64		—
12-31-14	15.30	0.20	•	1.55	1.75	0.25	2.40		—
12-31-13	12.12	0.19	•	3.61	3.80	0.18	0.44		—
12-31-12	11.38	0.24	•	1.58	1.82	0.17	0.91		—
12-31-11	11.91	0.18		(0.56)	(0.38)	0.15	0.00	*	—
Class S
06-30-16	11.22	0.07	•	0.84	0.91	—	—		—
12-31-15	14.25	0.13	•	(0.30)	(0.17)	0.22	2.64		—
12-31-14	15.16	0.16	•	1.54	1.70	0.21	2.40		—
12-31-13	12.03	0.15	•	3.57	3.72	0.15	0.44		—
12-31-12	11.30	0.19		1.59	1.78	0.14	0.91		—
12-31-11	11.82	0.15		(0.54)	(0.39)	0.13	0.00	*	—
Class S2
06-30-16	10.78	0.05	•	0.81	0.86	—	—		—
12-31-15	13.79	0.11	•	(0.30)	(0.19)	0.18	2.64		—
12-31-14	14.70	0.13	•	1.49	1.62	0.13	2.40		—
12-31-13	11.70	0.13	•	3.46	3.59	0.15	0.44		—
12-31-12	11.03	0.19	•	1.53	1.72	0.14	0.91		—
12-31-11	11.59	0.14	•	(0.55)	(0.41)	0.15	0.00	*	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Bond Portfolio
Class ADV
06-30-16	0.04	—	10.61	8.52	1.16	1.10	1.10	2.18	26,686	105
12-31-15	—	—	9.81	(4.85)	1.15	1.10	1.10	2.58	26,374	335
12-31-14	0.04	—	10.31	(0.06)	1.16	1.10	1.10	3.49	32,874	296
12-31-13	0.48	—	10.35	(4.50)	1.19	1.08	1.08	3.09	34,155	394
12-31-12	0.67	—	11.35	7.36	1.18	1.02	1.02	3.61	34,927	487
12-31-11	0.85	—	11.22	3.26	1.16	1.02	1.02	3.73	30,299	590
Class I
06-30-16	0.05	—	10.79	8.68	0.66	0.60	0.60	2.68	176,279	105
12-31-15	—	—	9.97	(4.32)	0.65	0.60	0.60	3.08	168,739	335
12-31-14	0.09	—	10.42	0.42	0.66	0.60	0.60	3.99	208,023	296
12-31-13	0.53	—	10.46	(4.00)	0.69	0.58	0.58	3.65	237,646	394
12-31-12	0.73	—	11.46	7.91	0.68	0.52	0.52	4.09	309,348	487
12-31-11	0.90	—	11.32	3.70	0.66	0.52	0.52	4.22	330,477	590
Class S
06-30-16	0.04	—	10.78	8.54	0.91	0.85	0.85	2.43	42,895	105
12-31-15	—	—	9.97	(4.50)	0.90	0.85	0.85	2.83	43,169	335
12-31-14	0.06	—	10.44	0.15	0.91	0.85	0.85	3.74	51,041	296
12-31-13	0.50	—	10.48	(4.28)	0.94	0.83	0.83	3.39	54,246	394
12-31-12	0.69	—	11.48	7.65	0.93	0.77	0.77	4.05	66,533	487
12-31-11	0.86	—	11.33	3.51	0.91	0.77	0.77	3.97	67,103	590
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-16	—	—	11.66	7.96	1.67	1.36	1.36	0.91	84,285	36
12-31-15	2.83	—	10.80	(1.97)	1.66	1.36	1.36	0.72	79,901	71
12-31-14	2.58	—	13.82	12.15	1.65	1.36	1.36	0.82	86,335	79
12-31-13	0.58	—	14.79	31.12	1.66	1.42	1.42	0.88	95,563	84
12-31-12	1.03	—	11.76	16.07	1.70	1.43	1.43	1.55	56,202	95
12-31-11	0.13	—	11.08	(3.47)	1.75	1.44	1.44	1.07	37,525	109
Class I
06-30-16	—	—	12.29	8.28	1.17	0.86	0.86	1.42	127,965	36
12-31-15	2.90	—	11.35	(1.54)	1.16	0.86	0.86	1.21	115,279	71
12-31-14	2.65	—	14.40	12.76	1.15	0.86	0.86	1.31	138,605	79
12-31-13	0.62	—	15.30	31.78	1.16	0.92	0.92	1.38	171,086	84
12-31-12	1.08	—	12.12	16.59	1.20	0.93	0.93	2.05	116,175	95
12-31-11	0.15	—	11.38	(2.97)	1.25	0.94	0.94	1.54	87,411	109
Class S
06-30-16	—	—	12.13	8.11	1.42	1.11	1.11	1.15	80,396	36
12-31-15	2.86	—	11.22	(1.74)	1.41	1.11	1.11	0.96	78,646	71
12-31-14	2.61	—	14.25	12.47	1.40	1.11	1.11	1.06	94,268	79
12-31-13	0.59	—	15.16	31.36	1.41	1.17	1.17	1.12	116,117	84
12-31-12	1.05	—	12.03	16.35	1.45	1.18	1.18	1.76	84,475	95
12-31-11	0.13	—	11.30	(3.16)	1.50	1.19	1.19	1.28	72,824	109
Class S2
06-30-16	—	—	11.64	7.98	1.64	1.26	1.26	1.00	3,644	36
12-31-15	2.82	—	10.78	(1.91)	1.66	1.26	1.26	0.85	3,573	71
12-31-14	2.53	—	13.79	12.33	1.65	1.26	1.26	0.89	3,262	79
12-31-13	0.59	—	14.70	31.15	1.66	1.32	1.32	0.98	6,560	84
12-31-12	1.05	—	11.70	16.24	1.70	1.33	1.33	1.68	3,205	95
12-31-11	0.15	—	11.03	(3.33)	1.75	1.34	1.34	1.26	1,891	109

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Baron Growth Portfolio
Class ADV
06-30-16	26.58	(0.06	)•	1.10	1.04	—	—	—
12-31-15	30.35	(0.16)		(1.23)	(1.39)	0.02	2.36	—
12-31-14	29.66	(0.01)		1.17	1.16	—	0.47	—
12-31-13	22.53	(0.04	)•	8.55	8.51	0.32	1.06	—
12-31-12	18.87	0.30	•	3.36	3.66	—	—	—
12-31-11	18.52	(0.19)		0.54	0.35	—	—	—
Class I
06-30-16	28.45	0.01		1.17	1.18	—	—	—
12-31-15	32.31	(0.01)		(1.31)	(1.32)	0.18	2.36	—
12-31-14	31.49	0.14		1.24	1.38	0.09	0.47	—
12-31-13	23.80	0.10	•	9.06	9.16	0.41	1.06	—
12-31-12	19.84	0.43	•	3.53	3.96	—	—	—
12-31-11	19.37	(0.10	)•	0.57	0.47	—	—	—
Class R6
05-03-16(5)-06-30-16	28.86	(0.23	)•	1.01	0.78	—	—	—
Class S
06-30-16	27.57	(0.03	)•	1.15	1.12	—	—	—
12-31-15	31.39	(0.08)		(1.29)	(1.37)	0.09	2.36	—
12-31-14	30.60	0.09		1.19	1.28	0.02	0.47	—
12-31-13	23.18	0.01		8.83	8.84	0.36	1.06	—
12-31-12	19.37	0.35	•	3.46	3.81	—	—	—
12-31-11	18.95	(0.14	)•	0.56	0.42	—	—	—
Class S2
06-30-16	26.65	(0.08	)•	1.14	1.06	—	—	—
12-31-15	30.43	(0.13)		(1.24)	(1.37)	0.05	2.36	—
12-31-14	29.75	0.02		1.17	1.19	0.04	0.47	—
12-31-13	22.62	(0.03	)•	8.61	8.58	0.39	1.06	—
12-31-12	18.93	0.36	•	3.33	3.69	—	—	—
12-31-11	18.55	(0.13	)•	0.51	0.38	—	—	—
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-16	21.73	0.08	•	0.34	0.42	—	—	—
12-31-15	24.00	0.12	•	0.58	0.70	0.18	2.79	—
12-31-14	24.56	0.14	•	2.70	2.84	0.17	3.23	—
12-31-13	18.49	0.11		6.23	6.34	0.27	—	—
12-31-12	16.53	0.15		1.83	1.98	0.02	—	—
12-31-11	17.57	0.05	•	(0.93)	(0.88)	0.16	—	—
Class I
06-30-16	22.59	0.14	•	0.36	0.50	—	—	—
12-31-15	24.82	0.24	•	0.60	0.84	0.28	2.79	—
12-31-14	25.24	0.27		2.79	3.06	0.25	3.23	—
12-31-13	18.96	0.18	•	6.45	6.63	0.35	—	—
12-31-12	16.94	0.25	•	1.87	2.12	0.10	—	—
12-31-11	17.99	0.14		(0.97)	(0.83)	0.22	—	—
Class S
06-30-16	22.21	0.11	•	0.35	0.46	—	—	—
12-31-15	24.45	0.18	•	0.58	0.76	0.21	2.79	—
12-31-14	24.93	0.21		2.75	2.96	0.21	3.23	—
12-31-13	18.75	0.18	•	6.30	6.48	0.30	—	—
12-31-12	16.75	0.20	•	1.85	2.05	0.05	—	—
12-31-11	17.76	0.09	•	(0.93)	(0.84)	0.17	—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Baron Growth Portfolio
Class ADV
06-30-16	—	—	27.62	3.91	1.49	1.49	1.49	(0.43)	85,507	3
12-31-15	2.38	—	26.58	(5.27)	1.49	1.49	1.49	(0.54)	90,914	5
12-31-14	0.47	—	30.35	4.06	1.48	1.48	1.48	(0.04)	111,145	10
12-31-13	1.38	—	29.66	38.50	1.49	1.49	1.49	(0.15)	110,486	8
12-31-12	—	—	22.53	19.40	1.52	1.52	1.52	1.45	61,428	15
12-31-11	—	—	18.87	1.89	1.58	1.58	1.58	(0.98)	54,052	14
Class I
06-30-16	—	—	29.63	4.15	0.99	0.99	0.99	0.07	188,056	3
12-31-15	2.54	—	28.45	(4.75)	0.99	0.99	0.99	(0.04)	193,601	5
12-31-14	0.56	—	32.31	4.55	0.98	0.98	0.98	0.45	251,230	10
12-31-13	1.47	—	31.49	39.23	0.99	0.99	0.99	0.36	270,788	8
12-31-12	—	—	23.80	19.96	1.02	1.02	1.02	1.95	169,708	15
12-31-11	—	—	19.84	2.43	1.08	1.08	1.08	(0.51)	153,934	14
Class R6
05-03-16(5)-06-30-16	—	—	29.64	2.70	0.99	0.99	0.99	(4.81)	3	3
Class S
06-30-16	—	—	28.69	4.06	1.24	1.24	1.24	(0.19)	523,261	3
12-31-15	2.45	—	27.57	(5.03)	1.24	1.24	1.24	(0.29)	559,237	5
12-31-14	0.49	—	31.39	4.34	1.23	1.23	1.23	0.26	694,762	10
12-31-13	1.42	—	30.60	38.85	1.24	1.24	1.24	0.09	798,221	8
12-31-12	—	—	23.18	19.67	1.27	1.27	1.27	1.65	551,582	15
12-31-11	—	—	19.37	2.22	1.33	1.31	1.31	(0.72)	526,672	14
Class S2
06-30-16	—	—	27.71	3.98	1.46	1.39	1.39	(0.64)	3,175	3
12-31-15	2.41	—	26.65	(5.17)	1.49	1.39	1.39	(0.44)	5,696	5
12-31-14	0.51	—	30.43	4.17	1.48	1.38	1.38	0.05	6,874	10
12-31-13	1.45	—	29.75	38.68	1.49	1.39	1.39	(0.11)	6,312	8
12-31-12	—	—	22.62	19.49	1.52	1.42	1.42	1.70	1,427	15
12-31-11	—	—	18.93	2.05	1.58	1.48	1.48	(0.68)	339	14
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-16	—	—	22.15	1.93	1.44	1.19	1.18	0.72	24,631	24
12-31-15	2.97	—	21.73	2.75	1.44	1.18	1.17	0.51	22,738	65
12-31-14	3.40	—	24.00	12.50	1.44	1.18	1.17	0.56	17,942	72
12-31-13	0.27	—	24.56	34.42	1.46	1.24	1.23	0.55	15,554	128
12-31-12	0.02	—	18.49	11.99	1.44	1.25	1.25	0.86	10,347	20
12-31-11	0.16	—	16.53	(4.92)	1.40	1.38	1.38	0.31	9,266	12
Class I
06-30-16	—	—	23.09	2.21	0.94	0.69	0.68	1.22	10,302	24
12-31-15	3.07	—	22.59	3.25	0.94	0.68	0.67	1.01	10,628	65
12-31-14	3.48	—	24.82	13.09	0.94	0.68	0.67	1.07	11,751	72
12-31-13	0.35	—	25.24	35.18	0.96	0.74	0.72	0.87	10,991	128
12-31-12	0.10	—	18.96	12.56	0.94	0.75	0.75	1.37	92,694	20
12-31-11	0.22	—	16.94	(4.52)	0.90	0.88	0.88	0.80	109,831	12
Class S
06-30-16	—	—	22.67	2.07	1.19	0.94	0.93	0.97	296,357	24
12-31-15	3.00	—	22.21	2.98	1.19	0.93	0.92	0.76	304,352	65
12-31-14	3.44	—	24.45	12.81	1.19	0.93	0.92	0.82	331,659	72
12-31-13	0.30	—	24.93	34.74	1.21	0.99	0.98	0.80	327,459	128
12-31-12	0.05	—	18.75	12.27	1.19	1.00	1.00	1.09	272,420	20
12-31-11	0.17	—	16.75	(4.63)	1.15	1.13	1.13	0.56	270,261	12
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-16	15.67	0.01		0.43	0.44	—	—	—
12-31-15	16.23	0.00	*	(0.52)	(0.52)	0.04	—	—
12-31-14	15.63	0.03	•	0.61	0.64	0.04	—	—
12-31-13	11.28	0.01	•	4.44	4.45	0.10	—	—
12-31-12	9.92	0.06		1.33	1.39	0.03	—	—
12-31-11	10.29	(0.01)		(0.30)	(0.31)	0.06	—	—
Class I
06-30-16	16.12	0.05	•	0.44	0.49	—	—	—
12-31-15	16.67	0.09		(0.54)	(0.45)	0.10	—	—
12-31-14	15.99	0.11	•	0.63	0.74	0.06	—	—
12-31-13	11.51	0.08	•	4.54	4.62	0.14	—	—
12-31-12	10.10	0.12	•	1.35	1.47	0.06	—	—
12-31-11	10.44	0.03	•	(0.30)	(0.27)	0.07	—	—
Class R6
05-03-16(5)-06-30-16	16.28	0.03	•	0.31	0.34	—	—	—
Class S
06-30-16	16.04	0.03	•	0.44	0.47	—	—	—
12-31-15	16.58	0.05		(0.54)	(0.49)	0.05	—	—
12-31-14	15.92	0.06		0.63	0.69	0.03	—	—
12-31-13	11.46	0.05	•	4.52	4.57	0.11	—	—
12-31-12	10.06	0.10	•	1.33	1.43	0.03	—	—
12-31-11	10.39	0.03		(0.32)	(0.29)	0.04	—	—
Class S2
06-30-16	15.62	0.03		0.43	0.46	—	—	—
12-31-15	16.20	0.02	•	(0.53)	(0.51)	0.07	—	—
12-31-14	15.59	0.05	•	0.61	0.66	0.05	—	—
12-31-13	11.24	0.02		4.43	4.45	0.10	—	—
12-31-12	9.90	0.07		1.32	1.39	0.05	—	—
12-31-11	10.27	0.04		(0.35)	(0.31)	0.06	—	—
VY® Invesco Comstock Portfolio
Class ADV
06-30-16	15.07	0.16	•	(0.17)	(0.01)	—	—	—
12-31-15	16.42	0.17	•	(1.18)	(1.01)	0.34	—	—
12-31-14	15.34	0.19		1.17	1.36	0.28	—	—
12-31-13	11.44	0.11		3.87	3.98	0.08	—	—
12-31-12	9.77	0.13		1.66	1.79	0.12	—	—
12-31-11	10.13	0.11		(0.35)	(0.24)	0.12	—	—
Class I
06-30-16	15.18	0.19	•	(0.16)	0.03	—	—	—
12-31-15	16.55	0.26	•	(1.20)	(0.94)	0.43	—	—
12-31-14	15.45	0.28		1.17	1.45	0.35	—	—
12-31-13	11.51	0.19		3.89	4.08	0.14	—	—
12-31-12	9.83	0.19	•	1.66	1.85	0.17	—	—
12-31-11	10.19	0.16		(0.35)	(0.19)	0.17	—	—
Class S
06-30-16	15.17	0.17	•	(0.16)	0.01	—	—	—
12-31-15	16.53	0.22	•	(1.20)	(0.98)	0.38	—	—
12-31-14	15.43	0.24		1.17	1.41	0.31	—	—
12-31-13	11.51	0.15		3.88	4.03	0.11	—	—
12-31-12	9.82	0.16	•	1.67	1.83	0.14	—	—
12-31-11	10.18	0.15		(0.37)	(0.22)	0.14	—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-16	—	—	16.11	2.81	1.40	1.37	1.35	0.17	28,130	25
12-31-15	0.04	—	15.67	(3.21)	1.39	1.36	1.35	0.00 *	27,978	53
12-31-14	0.04	—	16.23	4.12	1.39	1.36	1.35	0.18	30,927	52
12-31-13	0.10	—	15.63	39.58	1.38	1.36	1.36	0.10	12,246	39
12-31-12	0.03	—	11.28	14.01	1.39	1.39	1.37	0.69	6,763	44
12-31-11	0.06	—	9.92	(2.96)	1.40	1.40	1.38	0.06	4,677	36
Class I
06-30-16	—	—	16.61	3.04	0.90	0.87	0.85	0.67	41,831	25
12-31-15	0.10	—	16.12	(2.74)	0.89	0.86	0.85	0.50	42,845	53
12-31-14	0.06	—	16.67	4.68	0.89	0.86	0.85	0.67	49,412	52
12-31-13	0.14	—	15.99	40.27	0.88	0.86	0.86	0.60	23,620	39
12-31-12	0.06	—	11.51	14.56	0.89	0.89	0.87	1.14	16,180	44
12-31-11	0.07	—	10.10	(2.48)	0.90	0.90	0.88	0.31	17,304	36
Class R6
05-03-16(5)-06-30-16	—	—	16.62	2.09	0.90	0.87	0.85	1.09	3	25
Class S
06-30-16	—	—	16.51	2.93	1.15	1.12	1.10	0.41	129,686	25
12-31-15	0.05	—	16.04	(2.95)	1.14	1.11	1.10	0.24	135,313	53
12-31-14	0.03	—	16.58	4.33	1.14	1.11	1.10	0.36	160,726	52
12-31-13	0.11	—	15.92	39.97	1.13	1.11	1.11	0.34	161,750	39
12-31-12	0.03	—	11.46	14.20	1.14	1.14	1.12	0.88	135,653	44
12-31-11	0.04	—	10.06	(2.69)	1.15	1.15	1.13	0.21	138,626	36
Class S2
06-30-16	—	—	16.08	2.94	1.37	1.27	1.25	0.25	4,205	25
12-31-15	0.07	—	15.62	(3.19)	1.39	1.26	1.25	0.12	4,834	53
12-31-14	0.05	—	16.20	4.28	1.39	1.26	1.25	0.30	3,967	52
12-31-13	0.10	—	15.59	39.68	1.38	1.26	1.26	0.19	978	39
12-31-12	0.05	—	11.24	14.07	1.39	1.29	1.27	0.76	604	44
12-31-11	0.06	—	9.90	(2.88)	1.40	1.30	1.28	0.49	436	36
VY® Invesco Comstock Portfolio
Class ADV
06-30-16	—	—	15.06	(0.07)	1.25	1.23	1.23	2.15	32,867	10
12-31-15	0.34	—	15.07	(6.19)	1.24	1.22	1.22	1.08	34,395	24
12-31-14	0.28	—	16.42	8.82	1.24	1.22	1.22	1.20	41,258	26
12-31-13	0.08	—	15.34	34.79	1.24	1.24	1.24	0.87	36,783	15
12-31-12	0.12	—	11.44	18.30	1.28	1.27	1.26	1.25	22,633	18
12-31-11	0.12	—	9.77	(2.32)	1.35	1.31	1.31	1.09	17,338	23
Class I
06-30-16	—	—	15.21	0.20	0.75	0.73	0.73	2.66	193,375	10
12-31-15	0.43	—	15.18	(5.76)	0.74	0.72	0.72	1.62	198,367	24
12-31-14	0.35	—	16.55	9.39	0.74	0.72	0.72	1.70	143,633	26
12-31-13	0.14	—	15.45	35.47	0.74	0.74	0.74	1.38	58,373	15
12-31-12	0.17	—	11.51	18.83	0.78	0.77	0.76	1.74	48,793	18
12-31-11	0.17	—	9.83	(1.81)	0.85	0.81	0.81	1.59	45,814	23
Class S
06-30-16	—	—	15.18	0.07	1.00	0.98	0.98	2.40	272,898	10
12-31-15	0.38	—	15.17	(5.97)	0.99	0.97	0.97	1.33	302,784	24
12-31-14	0.31	—	16.53	9.13	0.99	0.97	0.97	1.44	383,997	26
12-31-13	0.11	—	15.43	35.00	0.99	0.99	0.99	1.13	367,659	15
12-31-12	0.14	—	11.51	18.66	1.03	1.02	1.01	1.49	259,717	18
12-31-11	0.14	—	9.82	(2.09)	1.10	1.06	1.06	1.34	238,369	23

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-16	40.80	0.26	•	0.54	0.80	—	—	—
12-31-15	46.25	0.46		(1.47)	(1.01)	0.79	3.65	—
12-31-14	44.34	0.61	•	3.09	3.70	0.55	1.24	—
12-31-13	36.01	0.49	•	8.27	8.76	0.43	—	—
12-31-12	32.57	0.53	•	3.45	3.98	0.54	—	—
12-31-11	33.75	0.49	•	(1.04)	(0.55)	0.63	—	—
Class I
06-30-16	41.47	0.37	•	0.55	0.92	—	—	—
12-31-15	46.93	0.70	•	(1.50)	(0.80)	1.01	3.65	—
12-31-14	44.92	0.87	•	3.11	3.98	0.73	1.24	—
12-31-13	36.43	0.71	•	8.38	9.09	0.60	—	—
12-31-12	33.05	0.71	•	3.51	4.22	0.84	—	—
12-31-11	34.22	0.66	•	(1.05)	(0.39)	0.78	—	—
Class S
06-30-16	41.14	0.32	•	0.54	0.86	—	—	—
12-31-15	46.59	0.58	•	(1.49)	(0.91)	0.89	3.65	—
12-31-14	44.65	0.64	•	3.20	3.84	0.66	1.24	—
12-31-13	36.23	0.60	•	8.32	8.92	0.50	—	—
12-31-12	32.81	0.62	•	3.48	4.10	0.68	—	—
12-31-11	33.97	0.57	•	(1.04)	(0.47)	0.69	—	—
Class S2
06-30-16	40.60	0.29	•	0.53	0.82	—	—	—
12-31-15	46.03	0.51	•	(1.46)	(0.95)	0.83	3.65	—
12-31-14	44.13	0.43	•	3.29	3.72	0.58	1.24	—
12-31-13	35.87	0.54	•	8.24	8.78	0.52	—	—
12-31-12	32.52	0.56	•	3.45	4.01	0.66	—	—
12-31-11	33.70	0.52	•	(1.03)	(0.51)	0.67	—	—
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-16	18.66	0.04	•	1.16	1.20	—	—	—
12-31-15	22.47	0.06		(0.63)	(0.57)	0.08	3.16	—
12-31-14	20.96	0.11		2.84	2.95	0.14	1.30	—
12-31-13	16.57	0.06		5.07	5.13	0.08	0.66	—
12-31-12	13.91	0.09		2.65	2.74	0.08	—	—
12-31-11	13.78	0.07		0.15	0.22	0.09	—	—
Class I
06-30-16	19.04	0.09	•	1.19	1.28	—	—	—
12-31-15	22.85	0.17		(0.64)	(0.47)	0.18	3.16	—
12-31-14	21.27	0.23		2.89	3.12	0.24	1.30	—
12-31-13	16.79	0.16		5.14	5.30	0.16	0.66	—
12-31-12	14.08	0.17		2.69	2.86	0.15	—	—
12-31-11	13.95	0.15		0.13	0.28	0.15	—	—
Class S
06-30-16	18.89	0.07	•	1.17	1.24	—	—	—
12-31-15	22.70	0.12		(0.65)	(0.53)	0.12	3.16	—
12-31-14	21.14	0.18		2.86	3.04	0.18	1.30	—
12-31-13	16.70	0.11		5.11	5.22	0.12	0.66	—
12-31-12	14.01	0.13		2.67	2.80	0.11	—	—
12-31-11	13.88	0.11		0.14	0.25	0.12	—	—
Class S2
06-30-16	18.60	0.05	•	1.16	1.21	—	—	—
12-31-15	22.40	0.08	•	(0.63)	(0.55)	0.09	3.16	—
12-31-14	20.89	0.13		2.84	2.97	0.16	1.30	—
12-31-13	16.52	0.10	•	5.03	5.13	0.10	0.66	—
12-31-12	13.88	0.14	•	2.62	2.76	0.12	—	—
12-31-11	13.79	0.13	•	0.10	0.23	0.14	—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-16	—	—	41.60	1.96	1.17	1.14	1.14	1.32	45,750	74
12-31-15	4.44	—	40.80	(2.55)	1.16	1.14	1.14	1.04	49,572	140
12-31-14	1.79	—	46.25	8.43	1.16	1.14	1.14	1.34	52,407	157
12-31-13	0.43	—	44.34	24.33	1.18	1.15	1.15	1.19	32,942	37
12-31-12	0.54	—	36.01	12.23	1.18	1.15	1.15	1.52	19,776	27
12-31-11	0.63	—	32.57	(1.58)	1.15	1.15	1.15	1.46	22,313	20
Class I
06-30-16	—	—	42.39	2.22	0.67	0.64	0.64	1.82	565,255	74
12-31-15	4.66	—	41.47	(2.06)	0.66	0.64	0.64	1.53	600,309	140
12-31-14	1.97	—	46.93	8.96	0.66	0.64	0.64	1.87	694,569	157
12-31-13	0.60	—	44.92	24.96	0.68	0.65	0.65	1.70	561,393	37
12-31-12	0.84	—	36.43	12.79	0.68	0.65	0.65	2.01	499,847	27
12-31-11	0.78	—	33.05	(1.08)	0.65	0.65	0.65	1.93	530,983	20
Class S
06-30-16	—	—	42.00	2.09	0.92	0.89	0.89	1.57	670,350	74
12-31-15	4.54	—	41.14	(2.31)	0.91	0.89	0.89	1.28	720,086	140
12-31-14	1.90	—	46.59	8.69	0.91	0.89	0.89	1.39	889,726	157
12-31-13	0.50	—	44.65	24.64	0.93	0.90	0.90	1.45	271,953	37
12-31-12	0.68	—	36.23	12.52	0.93	0.90	0.90	1.76	198,595	27
12-31-11	0.69	—	32.81	(1.33)	0.90	0.90	0.90	1.67	205,145	20
Class S2
06-30-16	—	—	41.42	2.02	1.14	1.02	1.02	1.44	418,812	74
12-31-15	4.48	—	40.60	(2.44)	1.16	1.02	1.02	1.15	443,119	140
12-31-14	1.82	—	46.03	8.54	1.16	1.02	1.02	0.95	522,608	157
12-31-13	0.52	—	44.13	24.47	1.18	1.05	1.05	1.31	4,078	37
12-31-12	0.66	—	35.87	12.34	1.18	1.05	1.05	1.60	1,540	27
12-31-11	0.67	—	32.52	(1.48)	1.15	1.05	1.05	1.55	967	20
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-16	—	—	19.86	6.43	1.38	1.38	1.38	0.48	95,177	11
12-31-15	3.24	—	18.66	(3.27)	1.36	1.36	1.36	0.31	90,818	14
12-31-14	1.44	—	22.47	14.66	1.36	1.36	1.36	0.54	91,446	22
12-31-13	0.74	—	20.96	31.26	1.36	1.36	1.36	0.39	78,395	25
12-31-12	0.08	—	16.57	19.69	1.43	1.43	1.43	0.64	42,637	28
12-31-11	0.09	—	13.91	1.60	1.50	1.50	1.50	0.54	30,671	36
Class I
06-30-16	—	—	20.32	6.72	0.88	0.88	0.88	0.97	220,301	11
12-31-15	3.34	—	19.04	(2.77)	0.86	0.86	0.86	0.80	227,935	14
12-31-14	1.54	—	22.85	15.27	0.86	0.86	0.86	1.02	272,496	22
12-31-13	0.82	—	21.27	31.89	0.86	0.86	0.86	0.88	256,705	25
12-31-12	0.15	—	16.79	20.33	0.93	0.93	0.93	1.15	171,485	28
12-31-11	0.15	—	14.08	2.07	1.00	1.00	1.00	1.03	125,233	36
Class S
06-30-16	—	—	20.13	6.56	1.13	1.13	1.13	0.72	293,571	11
12-31-15	3.28	—	18.89	(3.04)	1.11	1.11	1.11	0.55	298,607	14
12-31-14	1.48	—	22.70	14.99	1.11	1.11	1.11	0.75	352,277	22
12-31-13	0.78	—	21.14	31.54	1.11	1.11	1.11	0.63	380,688	25
12-31-12	0.11	—	16.70	20.02	1.18	1.18	1.18	0.89	248,115	28
12-31-11	0.12	—	14.01	1.82	1.25	1.25	1.25	0.78	178,083	36
Class S2
06-30-16	—	—	19.81	6.51	1.35	1.28	1.28	0.58	4,122	11
12-31-15	3.25	—	18.60	(3.20)	1.36	1.26	1.26	0.40	3,906	14
12-31-14	1.46	—	22.40	14.81	1.36	1.26	1.26	0.63	5,643	22
12-31-13	0.76	—	20.89	31.37	1.36	1.26	1.26	0.50	5,066	25
12-31-12	0.12	—	16.52	19.86	1.43	1.33	1.33	0.86	2,664	28
12-31-11	0.14	—	13.88	1.67	1.50	1.40	1.40	0.97	178	36

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
VY® Oppenheimer Global Portfolio
Class ADV
06-30-16	17.30	0.12	•	(1.55)	(1.43)	—		—	—
12-31-15	18.21	0.08		0.69	0.77	0.19		1.49	—
12-31-14	18.28	0.15		0.19	0.34	0.15		0.26	—
12-31-13	14.60	0.12	•	3.73	3.85	0.17		—	—
12-31-12	12.15	0.14		2.42	2.56	0.11		—	—
12-31-11	13.46	0.13		(1.29)	(1.16)	0.15		—	—
Class I
06-30-16	17.97	0.16	•	(1.61)	(1.45)	—		—	—
12-31-15	18.84	0.20	•	0.71	0.91	0.29		1.49	—
12-31-14	18.89	0.25	•	0.19	0.44	0.23		0.26	—
12-31-13	15.06	0.21	•	3.85	4.06	0.23		—	—
12-31-12	12.54	0.21	•	2.49	2.70	0.18		—	—
12-31-11	13.88	0.20	•	(1.34)	(1.14)	0.20		—	—
Class S
06-30-16	17.38	0.14	•	(1.56)	(1.42)	—		—	—
12-31-15	18.28	0.15	•	0.68	0.83	0.24		1.49	—
12-31-14	18.34	0.20	•	0.18	0.38	0.18		0.26	—
12-31-13	14.63	0.15		3.76	3.91	0.20		—	—
12-31-12	12.19	0.17	•	2.41	2.58	0.14		—	—
12-31-11	13.50	0.16		(1.30)	(1.14)	0.17		—	—
Class S2
06-30-16	16.97	0.12	•	(1.52)	(1.40)	—		—	—
12-31-15	17.88	0.11	•	0.69	0.80	0.22		1.49	—
12-31-14	17.98	0.16	•	0.18	0.34	0.18		0.26	—
12-31-13	14.37	0.11	•	3.70	3.81	0.20		—	—
12-31-12	12.01	0.13	•	2.39	2.52	0.16		—	—
12-31-11	13.36	0.06	•	(1.21)	(1.15)	0.20		—	—
VY® Pioneer High Yield Portfolio
Class I
06-30-16	10.77	0.28	•	0.42	0.70	0.29		—	—
12-31-15	11.87	0.59	•	(1.10)	(0.51)	0.59		—	—
12-31-14	12.41	0.58		(0.53)	0.05	0.59		—	—
12-31-13	11.60	0.60	•	0.80	1.40	0.59		—	—
12-31-12	10.55	0.63	•	1.04	1.67	0.62		—	—
12-31-11	11.24	0.63		(0.70)	(0.07)	0.62		—	—
Class S
06-30-16	10.76	0.26	•	0.41	0.67	0.27		—	—
12-31-15	11.86	0.56	•	(1.10)	(0.54)	0.56		—	—
12-31-14	12.39	0.56	•	(0.53)	0.03	0.56		—	—
12-31-13	11.58	0.57	•	0.80	1.37	0.56		—	—
12-31-12	10.54	0.57		1.07	1.64	0.60		—	—
12-31-11	11.23	0.60	•	(0.69)	(0.09)	0.60		—	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-16	9.83	(0.02)		0.17	0.15	—		—	—
12-31-15	11.43	(0.04)		0.31	0.27	—		1.87	—
12-31-14	11.08	(0.03)		1.21	1.18	0.00	*	0.83	—
12-31-13	8.35	(0.03)		2.90	2.87	0.02		0.12	—
12-31-12	7.89	0.01		1.19	1.20	0.00	*	0.74	—
12-31-11	8.25	(0.03)		(0.32)	(0.35)	0.01		—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Oppenheimer Global Portfolio
Class ADV
06-30-16	—	—	15.87	(8.27)	1.25	1.25	1.25	1.48	94,605	3
12-31-15	1.68	—	17.30	3.56	1.25	1.25	1.25	0.51	110,372	12
12-31-14	0.41	—	18.21	1.86	1.25	1.25	1.25	0.81	101,077	12
12-31-13	0.17	—	18.28	26.46	1.26	1.26	1.26	0.70	102,691	11
12-31-12	0.11	—	14.60	21.18	1.22	1.22	1.22	1.00	76,791	13
12-31-11	0.15	—	12.15	(8.60)	1.16	1.16	1.16	0.96	65,051	12
Class I
06-30-16	—	—	16.52	(8.07)	0.75	0.75	0.75	1.99	1,090,690	3
12-31-15	1.78	—	17.97	4.13	0.75	0.75	0.75	1.04	1,254,238	12
12-31-14	0.49	—	18.84	2.32	0.75	0.75	0.75	1.32	1,320,671	12
12-31-13	0.23	—	18.89	27.12	0.76	0.76	0.76	1.22	1,481,760	11
12-31-12	0.18	—	15.06	21.70	0.72	0.72	0.72	1.52	1,324,037	13
12-31-11	0.20	—	12.54	(8.13)	0.66	0.66	0.66	1.46	1,234,551	12
Class S
06-30-16	—	—	15.96	(8.17)	1.00	1.00	1.00	1.71	182,283	3
12-31-15	1.73	—	17.38	3.84	1.00	1.00	1.00	0.77	231,621	12
12-31-14	0.44	—	18.28	2.09	1.00	1.00	1.00	1.08	215,383	12
12-31-13	0.20	—	18.34	26.85	1.01	1.01	1.01	0.96	252,672	11
12-31-12	0.14	—	14.63	21.33	0.97	0.97	0.97	1.26	192,122	13
12-31-11	0.17	—	12.19	(8.38)	0.91	0.91	0.91	1.20	171,755	12
Class S2
06-30-16	—	—	15.57	(8.25)	1.22	1.15	1.15	1.50	3,174	3
12-31-15	1.71	—	16.97	3.74	1.25	1.15	1.15	0.61	4,371	12
12-31-14	0.44	—	17.88	1.91	1.25	1.15	1.15	0.91	4,827	12
12-31-13	0.20	—	17.98	26.66	1.26	1.16	1.16	0.67	4,287	11
12-31-12	0.16	—	14.37	21.17	1.22	1.12	1.12	1.01	2,082	13
12-31-11	0.20	—	12.01	(8.52)	1.16	1.06	1.06	0.52	755	12
VY® Pioneer High Yield Portfolio
Class I
06-30-16	0.29	—	11.18	6.57	0.77	0.71	0.71	5.15	90,952	24
12-31-15	0.59	—	10.77	(4.55)	0.76	0.71	0.71	4.98	91,560	28
12-31-14	0.59	—	11.87	0.27	0.76	0.71	0.71	4.73	117,617	35
12-31-13	0.59	—	12.41	12.33	0.73	0.71	0.71	4.93	119,042	51
12-31-12	0.62	—	11.60	16.21	0.75	0.71	0.71	5.58	104,882	34
12-31-11	0.62	—	10.55	(0.72)	0.77	0.71	0.71	5.64	87,529	41
Class S
06-30-16	0.27	—	11.16	6.35	1.02	0.96	0.96	4.90	4,024	24
12-31-15	0.56	—	10.76	(4.79)	1.01	0.96	0.96	4.73	3,776	28
12-31-14	0.56	—	11.86	0.10	1.01	0.96	0.96	4.50	4,412	35
12-31-13	0.56	—	12.39	12.07	0.98	0.96	0.96	4.67	3,406	51
12-31-12	0.60	—	11.58	15.84	1.00	0.96	0.96	5.39	4,089	34
12-31-11	0.60	—	10.54	(0.97)	1.02	0.96	0.96	5.34	1,712	41
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-16	—	—	9.98	1.53	1.28	1.28	1.28	(0.16)	48,945	12
12-31-15	1.87	—	9.83	1.51	1.27	1.27	1.27	(0.34)	27,217	26
12-31-14	0.83	—	11.43	11.29	1.28	1.27	1.27	(0.28)	29,356	27
12-31-13	0.14	—	11.08	34.46	1.27	1.25	1.25	(0.32)	27,222	20
12-31-12	0.74	—	8.35	15.70	1.24	1.22	1.22	0.14	21,538	17
12-31-11	0.01	—	7.89	(4.23)	1.16	1.16	1.16	(0.28)	18,993	38
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class I
06-30-16	10.60	0.02	•	0.17	0.19	—		—	—
12-31-15	12.13	0.02		0.32	0.34	—		1.87	—
12-31-14	11.68	0.03		1.28	1.31	0.03		0.83	—
12-31-13	8.76	0.02		3.05	3.07	0.03		0.12	—
12-31-12	8.25	0.06		1.23	1.29	0.04		0.74	—
12-31-11	8.60	0.02		(0.34)	(0.32)	0.03		—	—
Class R6
05-03-16(5)-06-30-16	10.58	0.01	•	0.20	0.21	—		—	—
Class S
06-30-16	10.30	0.00	*	0.17	0.17	—		—	—
12-31-15	11.87	(0.01)		0.31	0.30	—		1.87	—
12-31-14	11.44	(0.00	)*	1.26	1.26	0.00	*	0.83	—
12-31-13	8.60	(0.00	)*	2.98	2.98	0.02		0.12	—
12-31-12	8.11	0.03		1.22	1.25	0.02		0.74	—
12-31-11	8.45	0.00	*	(0.33)	(0.33)	0.01		—	—
Class S2
06-30-16	9.85	(0.00	)*	0.15	0.15	—		—	—
12-31-15	11.44	(0.02)		0.30	0.28	—		1.87	—
12-31-14	11.08	(0.01)		1.20	1.19	0.00	*	0.83	—
12-31-13	8.34	(0.02)		2.90	2.88	0.02		0.12	—
12-31-12	7.89	0.02		1.19	1.21	0.02		0.74	—
12-31-11	8.25	(0.00	)*	(0.34)	(0.34)	0.02		—	—
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-16	81.69	(0.13	)•	(4.92)	(5.05)	—		—	—
12-31-15	86.54	(0.46	)•	9.58	9.12	—		13.97	—
12-31-14	86.20	(0.42)		7.08	6.66	—		6.32	—
12-31-13	62.23	(0.38	)•	24.36	23.98	0.01		—	—
12-31-12	52.59	(0.16	)•	9.80	9.64	—		—	—
12-31-11	53.43	(0.27	)•	(0.57)	(0.84)	—		—	—
Class I
06-30-16	86.14	0.06	•	(5.18)	(5.12)	—		—	—
12-31-15	90.15	(0.03)		9.99	9.96	—		13.97	—
12-31-14	89.11	0.00	*	7.36	7.36	—		6.32	—
12-31-13	64.01	(0.02)		25.13	25.11	0.01		—	—
12-31-12	53.91	0.14	•	10.06	10.20	0.10		—	—
12-31-11	54.49	0.00	*	(0.58)	(0.58)	—		—	—
Class S
06-30-16	83.90	(0.04	)•	(5.05)	(5.09)	—		—	—
12-31-15	88.33	(0.25	)•	9.79	9.54	—		13.97	—
12-31-14	87.65	(0.22)		7.22	7.00	—		6.32	—
12-31-13	63.12	(0.20	)•	24.74	24.54	0.01		—	—
12-31-12	53.21	(0.00	)*	9.91	9.91	—		—	—
12-31-11	53.92	(0.13)		(0.58)	(0.71)	—		—	—
Class S2
06-30-16	82.35	(0.06	)•	(5.00)	(5.06)	—		—	—
12-31-15	87.05	(0.38	)•	9.65	9.27	—		13.97	—
12-31-14	86.59	(0.33	)•	7.11	6.78	—		6.32	—
12-31-13	62.45	(0.31	)•	24.46	24.15	0.01		—	—
12-31-12	52.72	(0.09)		9.82	9.73	—		—	—
12-31-11	53.51	(0.17	)•	(0.62)	(0.79)	—		—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class I
06-30-16	—	—	10.79	1.79	0.78	0.78	0.78	0.32	742,614	12
12-31-15	1.87	—	10.60	2.02	0.77	0.77	0.77	0.17	766,591	26
12-31-14	0.86	—	12.13	11.82	0.78	0.77	0.77	0.22	796,856	27
12-31-13	0.15	—	11.68	35.18	0.77	0.75	0.75	0.17	804,053	20
12-31-12	0.78	—	8.76	16.13	0.74	0.72	0.72	0.61	668,143	17
12-31-11	0.03	—	8.25	(3.71)	0.66	0.66	0.66	0.25	663,904	38
Class R6
05-03-16(5)-06-30-16	—	—	10.79	1.98	0.78	0.78	0.78	0.52	3	12
Class S
06-30-16	—	—	10.47	1.65	1.03	1.03	1.03	0.08	31,721	12
12-31-15	1.87	—	10.30	1.72	1.02	1.02	1.02	(0.08)	30,614	26
12-31-14	0.83	—	11.87	11.65	1.03	1.02	1.02	(0.02)	30,412	27
12-31-13	0.14	—	11.44	34.74	1.02	1.00	1.00	(0.06)	29,284	20
12-31-12	0.76	—	8.60	15.87	0.99	0.97	0.97	0.35	18,731	17
12-31-11	0.01	—	8.11	(3.89)	0.91	0.91	0.91	0.01	21,669	38
Class S2
06-30-16	—	—	10.00	1.52	1.25	1.18	1.18	(0.08)	4,115	12
12-31-15	1.87	—	9.85	1.60	1.27	1.17	1.17	(0.23)	4,095	26
12-31-14	0.83	—	11.44	11.39	1.28	1.17	1.17	(0.13)	3,893	27
12-31-13	0.14	—	11.08	34.62	1.27	1.15	1.15	(0.23)	1,013	20
12-31-12	0.76	—	8.34	15.73	1.24	1.12	1.12	0.29	1,025	17
12-31-11	0.02	—	7.89	(4.07)	1.16	1.06	1.06	(0.07)	739	38
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-16	—	—	76.64	(6.18)	1.24	1.23	1.23	(0.34)	189,498	20
12-31-15	13.97	—	81.69	10.25	1.24	1.23	1.23	(0.54)	202,307	42
12-31-14	6.32	—	86.54	8.16	1.24	1.23	1.23	(0.50)	171,971	35
12-31-13	0.01	—	86.20	38.54	1.24	1.23	1.23	(0.53)	164,865	41
12-31-12	—	—	62.23	18.33	1.24	1.23	1.23	(0.26)	112,773	38
12-31-11	—	—	52.59	(1.57)	1.25	1.24	1.24	(0.50)	92,701	28
Class I
06-30-16	—	—	81.02	(5.94)	0.74	0.73	0.73	0.16	1,004,900	20
12-31-15	13.97	—	86.14	10.81	0.74	0.73	0.73	(0.04)	1,124,421	42
12-31-14	6.32	—	90.15	8.69	0.74	0.73	0.73	0.00 *	1,036,976	35
12-31-13	0.01	—	89.11	39.24	0.74	0.73	0.73	(0.03)	1,069,544	41
12-31-12	0.10	—	64.01	18.92	0.74	0.73	0.73	0.22	801,969	38
12-31-11	—	—	53.91	(1.06)	0.75	0.74	0.74	0.00 *	722,532	28
Class S
06-30-16	—	—	78.81	(6.07)	0.99	0.98	0.98	(0.10)	330,999	20
12-31-15	13.97	—	83.90	10.54	0.99	0.98	0.98	(0.29)	427,186	42
12-31-14	6.32	—	88.33	8.42	0.99	0.98	0.98	(0.25)	360,966	35
12-31-13	0.01	—	87.65	38.89	0.99	0.98	0.98	(0.28)	367,958	41
12-31-12	—	—	63.12	18.62	0.99	0.98	0.98	(0.00)*	238,987	38
12-31-11	—	—	53.21	(1.32)	1.00	0.99	0.99	(0.24)	173,070	28
Class S2
06-30-16	—	—	77.29	(6.14)	1.21	1.13	1.13	(0.17)	8,346	20
12-31-15	13.97	—	82.35	10.38	1.24	1.13	1.13	(0.44)	5,361	42
12-31-14	6.32	—	87.05	8.26	1.24	1.13	1.13	(0.38)	4,616	35
12-31-13	0.01	—	86.59	38.68	1.24	1.13	1.13	(0.43)	2,482	41
12-31-12	—	—	62.45	18.46	1.24	1.13	1.13	(0.16)	1,534	38
12-31-11	—	—	52.72	(1.48)	1.25	1.14	1.14	(0.32)	622	28

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Templeton Foreign Equity Portfolio
Class ADV
06-30-16	11.08	0.17	•	(0.78)	(0.61)	—	—	—
12-31-15	11.91	0.21	•	(0.63)	(0.42)	0.41	—	—
12-31-14	13.07	0.36	•	(1.26)	(0.90)	0.26	—	—
12-31-13	11.05	0.20	•	1.96	2.16	0.14	—	—
12-31-12	9.45	0.17	•	1.55	1.72	0.12	—	—
12-31-11	10.99	0.20	•	(1.57)	(1.37)	0.17	—	—
Class I
06-30-16	11.20	0.19	•	(0.78)	(0.59)	—	—	—
12-31-15	12.04	0.28	•	(0.64)	(0.36)	0.48	—	—
12-31-14	13.21	0.43	•	(1.28)	(0.85)	0.32	—	—
12-31-13	11.15	0.29	•	1.95	2.24	0.18	—	—
12-31-12	9.52	0.22	•	1.56	1.78	0.15	—	—
12-31-11	11.05	0.26	•	(1.59)	(1.33)	0.20	—	—
Class S
06-30-16	11.12	0.18	•	(0.78)	(0.60)	—	—	—
12-31-15	11.95	0.25	•	(0.64)	(0.39)	0.44	—	—
12-31-14	13.12	0.40	•	(1.28)	(0.88)	0.29	—	—
12-31-13	11.08	0.23	•	1.97	2.20	0.16	—	—
12-31-12	9.48	0.14	•	1.60	1.74	0.14	—	—
12-31-11	11.00	0.25	•	(1.59)	(1.34)	0.18	—	—
Class S2
06-30-16	11.06	0.17	•	(0.77)	(0.60)	—	—	—
12-31-15	11.90	0.23	•	(0.63)	(0.40)	0.44	—	—
12-31-14	13.07	0.34		(1.23)	(0.89)	0.28	—	—
12-31-13	11.04	0.21	•	1.97	2.18	0.15	—	—
12-31-12	9.45	0.17		1.55	1.72	0.13	—	—
12-31-11	11.01	0.17	•	(1.53)	(1.36)	0.20	—	—

						Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000's)	(%)
VY® Templeton Foreign Equity Portfolio
Class ADV
06-30-16	—	—	10.47	(5.51)		1.46	1.41	1.41	3.16	32,128	4
12-31-15	0.41	—	11.08	(3.83	)(a)	1.45	1.43	1.43	1.76	35,751	10
12-31-14	0.26	—	11.91	(7.01)		1.44	1.42	1.42	2.81	40,973	10
12-31-13	0.14	—	13.07	19.68		1.44	1.42	1.42	1.64	46,583	12
12-31-12	0.12	—	11.05	18.32		1.46	1.44	1.44	1.71	36,360	9
12-31-11	0.17	—	9.45	(12.42)		1.48	1.48	1.48	1.94	23,120	14
Class I
06-30-16	—	—	10.61	(5.27)		0.96	0.91	0.91	3.67	169,867	4
12-31-15	0.48	—	11.20	(3.34	)(a)	0.95	0.93	0.93	2.29	186,602	10
12-31-14	0.32	—	12.04	(6.59)		0.94	0.92	0.92	3.27	215,838	10
12-31-13	0.18	—	13.21	20.28		0.94	0.92	0.92	2.47	277,773	12
12-31-12	0.15	—	11.15	18.89		0.96	0.94	0.94	2.15	375,814	9
12-31-11	0.20	—	9.52	(12.00)		0.98	0.98	0.98	2.42	289,934	14
Class S
06-30-16	—	—	10.52	(5.40)		1.21	1.16	1.16	3.39	439,650	4
12-31-15	0.44	—	11.12	(3.57	)(a)	1.20	1.18	1.18	2.03	497,824	10
12-31-14	0.29	—	11.95	(6.87)		1.19	1.17	1.17	3.10	584,346	10
12-31-13	0.16	—	13.12	20.05		1.19	1.17	1.17	1.91	709,362	12
12-31-12	0.14	—	11.08	18.64		1.21	1.19	1.19	1.38	648,985	9
12-31-11	0.18	—	9.48	(12.21)		1.23	1.23	1.23	2.29	204,315	14
Class S2
06-30-16	—	—	10.46	(5.42)		1.43	1.31	1.31	3.28	2,367	4
12-31-15	0.44	—	11.06	(3.72	)(a)	1.45	1.33	1.33	1.88	2,510	10
12-31-14	0.28	—	11.90	(6.99)		1.44	1.32	1.32	2.80	2,065	10
12-31-13	0.15	—	13.07	19.88		1.44	1.32	1.32	1.80	2,158	12
12-31-12	0.13	—	11.04	18.40		1.46	1.34	1.34	1.89	1,310	9
12-31-11	0.20	—	9.45	(12.34)		1.48	1.38	1.38	1.67	1,013	14

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  Commencement of operations.

(a)  Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Templeton Foreign Equity's total return would have been (4.09)%, (3.60)%, (3.83)% and (3.99)% for Classes ADV, I, S and S2, respectively.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The series of the Company serve as an investment option in underlying variable insurance products offered by Directed Services LLC. The Company currently consists of forty-one active separate investment series. The thirteen series (each, a "Portfolio" and collectively, the "Portfolios") included in this report are: Voya Global Bond Portfolio ("Global Bond"), VY® American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), VY® Baron Growth Portfolio ("Baron Growth"), VY® Columbia Contrarian Core Portfolio ("Columbia Contrarian Core"), VY® Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), VY® Invesco Comstock Portfolio ("Invesco Comstock"), VY® Invesco Equity and Income Portfolio ("Invesco Equity and Income"), VY® JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), VY® Oppenheimer Global Portfolio ("Oppenheimer Global"), VY® Pioneer High Yield Portfolio ("Pioneer High Yield"), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"), VY® T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), and VY® Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio's Prospectus.

The classes of shares included in this report are: Adviser ("Class ADV"), Initial ("Class I"), Class R6, Service ("Class S") and Service 2 ("Class S2"); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC ("DSL" or the "Investment Adviser"), a Delaware limited liability company and an affiliate of Voya Investments, LLC, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC ("Voya IM"), a Delaware limited liability company, serves as the sub-adviser to Global Bond. Voya Investments Distributor, LLC ("VID" or the "Distributor"), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

orders. To the extent a Portfolio's assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio's assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios' Board of Directors ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service;

(g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio's forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios' valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-advisers' or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except Pioneer High Yield and Global Bond) declare and pay dividends annually. Pioneer High Yield and Global Bond declare dividends on a daily basis and pay dividends monthly. Prior to May 1, 2016, Global Bond declared and paid dividends annually. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. GAAP for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a portfolio that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty's ability or willingness to perform its obligations; any deterioration in the counterparty's creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations,

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2016, the maximum amount of loss that Global Bond, Invesco Comstock, and Invesco Equity and Income would incur if the counterparties to its derivative transactions failed to perform would be $14,006,390, $1,377,384, and $3,721,777, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2016. To reduce the amount of potential loss to Global Bond, certain counterparties have posted $1,040,000 in cash collateral for open OTC transactions at June 30, 2016.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements. There were no credit events during the six months ended June 30, 2016, that triggered any credit related contingent features for each respective Portfolio.

As of June 30, 2016, Global Bond, Invesco Comstock, and Invesco Equity and Income had a liability position of $17,127,313, $51,253 and $162,296 on open forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2016, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2016, Global Bond had posted $3,230,000 in cash collateral for open OTC derivative transactions with its respective counterparties.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.

During the six months ended June 30, 2016, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Global Bond*	$287,063,090	$183,169,804
American Century Small-Mid Cap Value**	112,741	6,457,568
Invesco Comstock**	3,607,659	45,258,700
Invesco Equity and Income**	271,110	116,174,708

*  For the six months ended June 30, 2016, the Portfolio used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2016.

**  For the six months ended June 30, 2016, the Portfolios used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2016.

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2016, Global Bond had purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. During the six months ended June 30, 2016, Pioneer High Yield had sold futures contracts on equity indices to decrease exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2016, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at June 30, 2016.

	Purchased	Sold
Global Bond	$94,626,059	$45,582,375
Pioneer High Yield	—	1,953,667

J.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios' other risks.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the Securities Act are referred to as "restricted securities." These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

L.  Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements ("MSFTA") with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2016, there was no cash collateral pledged to or posted by any Portfolio.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2016, Global Bond had purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments and the tables following for open purchased and written foreign currency options at June 30, 2016.

During the six months ended June 30, 2016, Global Bond had purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments and the tables following for open purchased and written interest rate swaptions at June 30, 2016

Please refer to Note 8 for the volume of both purchased and written option activity during the six months ended June 30, 2016.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange ("centrally cleared swaps").

The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio's Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Portfolio's counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2016, Global Bond and Pioneer High Yield had sold credit protection on various credit default swap indices to gain additional exposure to the market or certain sectors of the markets. For the six months ended June 30, 2016, Global Bond and Pioneer High Yield had an average notional amount of $12,000,000 and $3,159,795, respectively, on credit default swaps to sell protection. Please refer to the tables following the Summary Portfolio of Investments for Pioneer High Yield for open credit default swaps to sell protection at June 30, 2016. There were no open credit default swaps to sell protection for Global Bond at June 30, 2016.

At June 30, 2016, Pioneer High Yield had pledged $210,000 in cash collateral for open centrally cleared credit default swaps outstanding at June 30, 2016.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2016, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $1,370,802,422.

For the six months ended June 30, 2016, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $1,244,824,496.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at June 30, 2016.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

At June 30, 2016, Global Bond had pledged $4,503,000 in cash collateral for open centrally cleared interest rate swaps outstanding at June 30, 2016.

P.  Structured Products. Global Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Summary Portfolio of Investments for structured products held by Global Bond at June 30, 2016.

Q.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Global Bond	$59,564,323	$50,957,137
American Century Small-Mid Cap Value	99,352,603	99,723,199
Baron Growth	27,347,172	93,654,479
Columbia Contrarian Core	76,803,714	97,509,301
Columbia Small Cap Value II	48,921,263	60,308,558
Invesco Comstock	49,119,204	69,358,816
Invesco Equity and Income	181,555,648	240,699,698
JPMorgan Mid Cap Value	67,078,701	130,620,471
Oppenheimer Global	38,865,155	134,759,453
Pioneer High Yield	20,932,776	23,087,486
T. Rowe Price Diversified Mid Cap Growth	97,544,490	111,267,407
T. Rowe Price Growth Equity	311,090,522	415,553,010
Templeton Foreign Equity	28,012,589	56,879,906

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$202,635,323	$209,047,786
Invesco Equity and Income	1,028,965,138	1,048,623,545

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
American Century Small-Mid Cap Value	1.10% on the first $250 million;
1.05% on the next $250 million;
1.00% on assets over $500 million
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Columbia Small Cap Value II	0.85%
Invesco Comstock	0.70%
Invesco Equity and Income(1)	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
Oppenheimer Global	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% on assets over $8 billion
Pioneer High Yield	0.70% on the first $2 billion;
0.60% on the next $1 billion;
0.50% on the next $1 billion;
0.40% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.74%
T. Rowe Price Growth Equity	0.70%
Templeton Foreign Equity	0.90% on the first $500 million;
0.85% on assets over $500 million

(1)  The Investment Adviser has contractually agreed to waive 0.01% of the management fee for Invesco Equity and Income.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has contractually agreed to waive a portion of the management fee for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, T. Rowe Price Growth Equity and, effective January 1, 2016, Templeton Foreign Equity in connection with sub-advisory fee reductions for these Portfolios. The waiver is calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date.

In addition, the Investment Adviser has agreed to further waive a portion of the advisory fee for T. Rowe Price Growth Equity. The waiver for T. Rowe Price Growth Equity is based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedule of T. Rowe Price Growth Equity and VY® T. Rowe Price Equity Income Portfolio, which is not included in this report. The aggregated amount of savings is allocated to the two Portfolios pro rata based on each Portfolio's contribution to the amount saved.

For the six months ended June 30, 2016, the Investment Adviser waived $3,015, $220,235, $48,022, $25,516, $46,507, $44,924 and $51,996 for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, T. Rowe Price Growth Equity, and Templeton Foreign Equity, respectively. Termination or modification of these obligations requires approval by the Board.

Templeton Foreign Equity may invest its assets in Templeton Smaller Companies Fund. Templeton Foreign Equity's purchase of shares of Templeton Smaller Companies Fund will result in Templeton Foreign Equity paying a proportionate share of the expenses of Templeton Smaller Companies Fund. The Investment Adviser will waive its management fee in an amount equal to the advisory fee received by the adviser of the Templeton Smaller Companies Fund resulting from the Templeton Foreign Equity's investment into the Templeton Smaller Companies Fund. There were no such waivers for the six months ended June 30, 2016.

The Company and DSL have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by DSL based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or DSL may determine, the sub-advisers manage each respective Portfolio's assets in accordance with the Portfolio's investment objectives, policies, and limitations.

The sub-advisers of the Portfolios are as follows (*denotes an affiliate of the adviser):

Portfolio	Sub-Adviser
Global Bond	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
Oppenheimer Global	OppenheimerFunds, Inc.
Pioneer High Yield	Pioneer Investment Management, Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.
Templeton Foreign Equity	Templeton Investment Counsel, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV shares and, effective May 1, 2016, a Portfolio makes payments at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to its Class S2 shares. Prior to May 1, 2016, the distribution fee on Class S2 shares was 0.25% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.10%, so that the actual fee paid by Class S2 shares of each applicable Portfolio was an annual rate of 0.15%. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. Termination or modification of this obligation requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively. Prior to May 1, 2016, the Distributor had contractually agreed to waive a portion of the servicing

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

fee for Baron Growth so that total net operating expenses did not exceed 1.31% for Class S shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Oppenheimer Global	5.51%
	Pioneer High Yield	24.82
	T. Rowe Price Diversified Mid Cap Growth	12.73
Security Life of Denver Insurance Company	Global Bond	5.98
	Pioneer High Yield	20.93
	T. Rowe Price Diversified Mid Cap Growth	5.46
Voya Institutional Trust Company	Global Bond	19.86
	American Century Small-Mid Cap Value	43.21
	Baron Growth	15.43
	Columbia Contrarian Core	7.22
	Columbia Small Cap Value II	9.65
	Invesco Comstock	7.67
	JPMorgan Mid Cap Value	22.54
	Oppenheimer Global	10.15
	T. Rowe Price Diversified Mid Cap Growth	7.60
	T. Rowe Price Growth Equity	17.97
Voya Insurance and Annuity Company	Baron Growth	39.96
	Columbia Contrarian Core	81.30
	Columbia Small Cap Value II	50.46
	Invesco Comstock	38.21
	Invesco Equity and Income	61.37
	JPMorgan Mid Cap Value	24.30
	Oppenheimer Global	9.60
	T. Rowe Price Growth Equity	15.67
	Templeton Foreign Equity	64.35
Voya Retirement Insurance and Annuity Company	Global Bond	68.07
	American Century Small-Mid Cap Value	54.35
	Baron Growth	40.03
	Columbia Contrarian Core	8.59
	Columbia Small Cap Value II	31.23
	Invesco Comstock	18.54
	Invesco Equity and Income	32.71
	JPMorgan Mid Cap Value	47.16
	Oppenheimer Global	72.92
	Pioneer High Yield	51.60
	T. Rowe Price Diversified Mid Cap Growth	72.82
	T. Rowe Price Growth Equity	51.67
	Templeton Foreign Equity	24.78
Voya Solution 2025 Portfolio	Invesco Comstock	7.70
Voya Solution 2035 Portfolio	Invesco Comstock	8.89
Voya Solution 2045 Portfolio	Invesco Comstock	6.32
Voya Solution Moderately Aggressive Portfolio	Invesco Comstock	5.68

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Investment Adviser may direct the Portfolios' sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the "Plan"), which allows eligible independent directors, as described in the Plan, to defer the receipt of all or a portion of the directors' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the "Notional Funds"). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the directors' deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of directors' fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

The Portfolio(s) may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers) and/or have a common sub-adviser. These interfund transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2016, Pioneer High Yield engaged in such purchase and sales transactions totaling $3,263,173 and $840,415, respectively.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

acquired fund fees and expenses to the following annual expenses to average daily net assets:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global Bond	1.10%	0.60%	N/A	0.85%	N/A
American Century Small-Mid Cap Value	1.52%	1.02%	N/A	1.27%	1.42%
Baron Growth(1)	1.55%	1.05%	1.05%	1.30%	1.45%
Columbia Contrarian Core(2)	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.65%	1.15%	1.15%	1.40%	1.55%
Invesco Comstock(3)	N/A	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
JPMorgan Mid Cap Value	1.50%	1.00%	N/A	1.25%	1.40%
Oppenheimer Global	1.30%	0.80%	N/A	1.05%	1.20%
Pioneer High Yield	N/A	0.71%	N/A	0.96%	N/A
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	N/A	1.00%	1.15%
Templeton Foreign Equity(4)	1.48%	0.98%	N/A	1.23%	1.38%

(1)  Prior to January 1, 2016, the expense limits for Baron Growth were 1.59%, 1.09%, 1.34% and 1.49% for Class ADV, Class I, Class S and Class S2.

(2)  Pursuant to a side letter agreement, through May 1, 2017, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.24%, 0.74%, 0.74% and 0.99% for Class ADV, Class I, Class R6 and Class S, respectively. Prior to May 1, 2016, the side letter expense limits were 1.21%, 0.71% and 0.96% for Class ADV, Class I and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)  Pursuant to a side letter agreement, through May 1, 2017, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.31%, 0.81% and 1.06% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(4)  Pursuant to a side letter agreement, through May 1, 2017, the Investment Adviser has agreed to waive all or a portion of the advisory fee and/or reimburse expenses so that the expense limits are 1.42%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may, at a later date, recoup (unless otherwise stated above) from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

At June 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2017	2018	2019	Total
Global Bond	$201,528	$158,056	$131,443	$491,027
American Century Small-Mid Cap Value	490,701	438,988	427,442	1,357,131
Invesco Equity and Income	246,415	192,848	267,764	707,027
Pioneer High Yield	45,939	57,788	57,122	160,849
T. Rowe Price Diversified Mid Cap Growth	152,905	—	—	152,905

The Expense Limitation Agreement is contractual through May 1, 2017, except for T. Rowe Price Diversified Mid Cap Growth, which is through May 1, 2018, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Global Bond during the period ended June 30, 2016 were as follows:

	USD Notional	Cost
Balance at 12/31/2015	—	$—
Options Purchased	475,962,000	2,591,516
Options Terminated in Closing Sell Transactions	(24,700,000)	(40,296)
Options Expired	(240,862,000)	(961,694)
Balance at 06/30/2016	210,400,000	$1,589,526

Transactions in purchased interest rate swaptions for Global Bond during the period ended June 30, 2016 were as follows:

	EUR Notional	USD Notional	Cost
Balance at 12/31/2015	—	—	$—
Options Purchased	2,331,400,000	611,736,000	12,122,447
Options Terminated in Closing Sell Transactions	(673,900,000)	(111,200,000)	(1,740,914)
Options Expired	(673,900,000)	—	(548,294)
Balance at 06/30/2016	983,600,000	500,536,000	$9,833,239

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 8 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written foreign currency options for Global Bond during the period ended June 30, 2016 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/2015	—	$—
Options Written	483,362,000	2,875,363
Options Terminated in Closing Purchase Transactions	(36,700,000)	(91,801)
Options Expired	(236,262,000)	(1,194,037)
Balance at 06/30/2016	210,400,000	$1,589,525

Transactions in written interest rate swaptions for Global Bond Portfolio during the period ended June 30, 2016 were as follows:

	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2015	—	—	$—
Options Written	717,800,000	1,967,600,000	14,331,486
Options Terminated in Closing Purchase Transactions	(330,200,000)	(917,400,000)	(2,847,025)
Options Expired	(344,400,000)	(231,800,000)	(1,203,185)
Balance at 06/30/2016	43,200,000	818,400,000	$10,281,276

NOTE 9 — LINE OF CREDIT

Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The

Bank of New York Mellon ("BNY") for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2016:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Bond	25	$896,000	1.36%
JPMorgan Mid Cap Value	1	4,689,000	1.36%
T. Rowe Price Diversified Mid Cap Growth	4	654,500	1.37%
T. Rowe Price Growth Equity	2	3,485,000	1.37%
Templeton Foreign Equity	1	2,829,000	1.37%

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class ADV
06/30/16	53,346	—	8,623	(233,185)	(171,216)	543,402	—	90,953	(2,399,788)	(1,765,433)
12/31/15	113,182	—	—	(614,527)	(501,345)	1,149,434	—	—	(6,210,909)	(5,061,475)
Class I
06/30/16	388,703	—	69,112	(1,048,594)	(590,779)	4,119,829	—	741,798	(10,880,794)	(6,019,167)
12/31/15	331,772	—	—	(3,368,908)	(3,037,136)	3,408,954	—	—	(34,472,167)	(31,063,213)
Class S
06/30/16	167,488	—	15,140	(534,750)	(352,122)	1,772,609	—	162,348	(5,519,288)	(3,584,331)
12/31/15	286,919	—	—	(842,940)	(556,021)	2,938,760	—	—	(8,662,089)	(5,723,329)
American Century Small-Mid Cap Value
Class ADV
06/30/16	403,194	—	—	(573,524)	(170,330)	4,509,034	—	—	(6,152,107)	(1,643,073)
12/31/15	473,429	—	1,557,675	(875,507)	1,155,597	5,970,451	—	17,305,764	(10,683,402)	12,592,813
Class I
06/30/16	843,102	—	—	(584,020)	259,082	9,767,035	—	—	(6,663,540)	3,103,495
12/31/15	926,534	—	2,261,282	(2,656,690)	531,126	12,118,570	—	26,343,938	(33,327,530)	5,134,978

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
American Century Small-Mid Cap Value (continued)
Class S
06/30/16	372,236	—	—	(753,761)	(381,525)	4,316,377	—	—	(8,486,599)	(4,170,222)
12/31/15	410,728	—	1,494,208	(1,507,539)	397,397	5,276,838	—	17,228,222	(19,488,659)	3,016,401
Class S2
06/30/16	21,200	—	—	(39,796)	(18,596)	231,581	—	—	(412,023)	(180,442)
12/31/15	118,990	—	61,638	(85,591)	95,037	1,506,409	—	682,951	(1,089,809)	1,099,551
Baron Growth
Class ADV
06/30/16	63,305	—	—	(387,685)	(324,380)	1,620,209	—	—	(9,856,931)	(8,236,722)
12/31/15	157,011	—	274,983	(674,427)	(242,433)	4,531,491	—	8,007,507	(19,713,089)	(7,174,091)
Class I
06/30/16	194,822	—	—	(654,283)	(459,461)	5,272,876	—	—	(18,122,431)	(12,849,555)
12/31/15	434,975	—	585,465	(1,988,870)	(968,430)	13,911,453	—	18,202,106	(60,748,084)	(28,634,525)
Class R6
05/03/16(1)-06/30/16	103	—	—	—	103	3,000	—	—	—	3,000
Class S
06/30/16	108,361	—	—	(2,149,880)	(2,041,519)	2,940,471	—	—	(57,189,599)	(54,249,128)
12/31/15	479,189	—	1,647,066	(3,978,855)	(1,852,600)	14,697,709	—	49,691,990	(120,734,669)	(56,344,970)
Class S2
06/30/16	10,195	—	—	(109,333)	(99,138)	261,941	—	—	(2,850,698)	(2,588,757)
12/31/15	38,030	—	16,992	(67,220)	(12,198)	1,140,388	—	495,834	(2,030,825)	(394,603)
Columbia Contrarian Core
Class ADV
06/30/16	129,666	—	—	(64,174)	65,492	2,755,453	—	—	(1,371,995)	1,383,458
12/31/15	298,412	—	111,618	(111,160)	298,870	6,867,135	—	2,453,372	(2,573,744)	6,746,763
Class I
06/30/16	34,331	—	—	(58,576)	(24,245)	757,756	—	—	(1,316,317)	(558,561)
12/31/15	41,593	—	58,172	(102,770)	(3,005)	990,276	—	1,326,321	(2,486,511)	(169,914)
Class S
06/30/16	379,849	—	—	(1,010,921)	(631,072)	8,301,000	—	—	(22,189,630)	(13,888,630)
12/31/15	465,869	—	1,679,367	(2,008,544)	136,692	10,999,991	—	37,684,995	(48,165,495)	519,491
Columbia Small Cap Value II
Class ADV
06/30/16	141,009	—	—	(180,884)	(39,875)	2,158,621	—	—	(2,742,205)	(583,584)
12/31/15	408,608	—	4,520	(532,746)	(119,618)	6,702,716	—	75,657	(8,642,955)	(1,864,582)
Class I
06/30/16	256,736	—	—	(397,594)	(140,858)	4,036,419	—	—	(6,056,707)	(2,020,288)
12/31/15	609,948	—	16,368	(932,364)	(306,048)	10,295,607	—	281,364	(15,562,223)	(4,985,252)
Class R6
05/03/16(1)-06/30/16	182	—	—	—	182	3,000	—	—	—	3,000
Class S
06/30/16	123,404	—	—	(707,239)	(583,835)	1,932,937	—	—	(11,034,187)	(9,101,250)
12/31/15	424,400	—	28,258	(1,706,752)	(1,254,094)	7,082,409	—	483,770	(28,634,794)	(21,068,615)
Class S2
06/30/16	33,959	—	—	(81,770)	(47,811)	527,645	—	—	(1,274,682)	(747,037)
12/31/15	149,977	—	1,285	(86,774)	64,488	2,441,291	—	21,449	(1,419,646)	1,043,094
Invesco Comstock
Class ADV
06/30/16	72,778	—	—	(173,164)	(100,386)	1,065,890	—	—	(2,508,150)	(1,442,260)
12/31/15	113,278	—	49,774	(392,836)	(229,784)	1,807,702	—	775,483	(6,343,359)	(3,760,174)
Class I
06/30/16	1,320,881	—	—	(1,675,358)	(354,477)	19,206,782	—	—	(24,791,153)	(5,584,371)
12/31/15	6,421,704	—	342,384	(2,378,098)	4,385,990	106,336,129	—	5,351,730	(38,383,357)	73,304,502
Class S
06/30/16	168,311	—	—	(2,152,209)	(1,983,898)	2,424,134	—	—	(31,415,277)	(28,991,143)
12/31/15	492,751	—	485,164	(4,247,552)	(3,269,637)	7,921,714	—	7,603,995	(69,315,148)	(53,789,439)

(1)  Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Equity and Income
Class ADV
06/30/16	48,605	—	—	(163,881)	(115,276)	1,952,463	—	—	(6,468,699)	(4,516,236)
12/31/15	151,527	—	115,812	(185,467)	81,872	6,762,682	—	4,976,251	(8,306,926)	3,432,007
Class I
06/30/16	30,949	—	—	(1,171,655)	(1,140,706)	1,256,476	—	—	(48,000,484)	(46,744,008)
12/31/15	164,439	—	1,482,183	(1,971,650)	(325,028)	7,496,933	—	64,775,858	(89,096,748)	(16,823,957)
Class S
06/30/16	39,851	—	—	(1,582,055)	(1,542,204)	1,617,679	—	—	(63,776,685)	(62,159,006)
12/31/15	161,203	—	1,786,423	(3,542,858)	(1,595,232)	7,164,577	—	77,442,510	(159,782,804)	(75,175,717)
Class S2
06/30/16	33,380	—	—	(836,578)	(803,198)	1,337,235	—	—	(33,379,506)	(32,042,271)
12/31/15	176,308	—	1,097,658	(1,714,178)	(440,212)	7,934,546	—	46,949,757	(76,461,118)	(21,576,815)
JPMorgan Mid Cap Value
Class ADV
06/30/16	213,094	—	—	(288,797)	(75,703)	4,022,320	—	—	(5,323,756)	(1,301,436)
12/31/15	579,033	—	689,418	(469,879)	798,572	12,439,583	—	13,601,526	(9,908,503)	16,132,606
Class I
06/30/16	468,307	—	—	(1,598,157)	(1,129,850)	8,953,780	—	—	(30,014,722)	(21,060,942)
12/31/15	916,659	—	1,862,198	(2,727,988)	50,869	20,004,354	—	37,541,744	(57,873,448)	(327,350)
Class S
06/30/16	309,673	—	—	(1,537,019)	(1,227,346)	5,911,638	—	—	(28,946,063)	(23,034,425)
12/31/15	754,919	—	2,381,009	(2,843,433)	292,495	16,390,139	—	47,588,257	(60,718,665)	3,259,731
Class S2
06/30/16	20,044	—	—	(22,000)	(1,956)	370,096	—	—	(418,138)	(48,042)
12/31/15	41,003	—	34,000	(116,903)	(41,900)	872,170	—	669,059	(2,516,657)	(975,428)
Oppenheimer Global
Class ADV
06/30/16	241,587	—	—	(658,051)	(416,464)	3,803,117	—	—	(10,602,029)	(6,798,912)
12/31/15	960,893	—	502,423	(636,796)	826,520	17,968,362	—	9,400,327	(12,029,300)	15,339,389
Class I
06/30/16	603,454	—	—	(4,376,228)	(3,772,774)	9,964,816	—	—	(72,510,120)	(62,545,304)
12/31/15	1,382,462	—	6,158,301	(7,840,979)	(300,216)	27,346,457	—	119,409,448	(149,839,229)	(3,083,324)
Class S
06/30/16	218,146	—	—	(2,121,893)	(1,903,747)	3,492,292	—	—	(34,003,827)	(30,511,535)
12/31/15	2,501,221	—	1,162,773	(2,122,531)	1,541,463	48,174,303	—	21,836,880	(38,875,357)	31,135,826
Class S2
06/30/16	11,190	—	—	(64,898)	(53,708)	173,993	—	—	(1,012,349)	(838,356)
12/31/15	55,320	—	23,500	(91,169)	(12,349)	1,040,869	—	430,989	(1,615,829)	(143,971)
Pioneer High Yield
Class I
06/30/16	618,731	—	223,213	(1,206,489)	(364,545)	6,591,457	—	2,423,972	(13,088,030)	(4,072,601)
12/31/15	997,272	—	472,917	(2,873,020)	(1,402,831)	11,695,730	—	5,539,616	(33,567,286)	(16,331,940)
Class S
06/30/16	43,332	—	8,778	(42,631)	9,479	471,911	—	95,200	(459,707)	107,404
12/31/15	79,466	—	18,014	(118,390)	(20,910)	938,594	—	210,519	(1,367,490)	(218,377)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
06/30/16	2,441,748	—	—	(306,432)	2,135,316	23,565,736	—	—	(2,953,227)	20,612,509
12/31/15	536,469	—	474,365	(809,175)	201,659	6,094,705	—	4,928,655	(8,492,047)	2,531,313
Class I
06/30/16	477,087	—	—	(3,960,600)	(3,483,513)	4,984,881	—	—	(40,592,024)	(35,607,143)
12/31/15	2,032,041	—	10,723,838	(6,103,326)	6,652,553	24,643,747	—	119,999,748	(71,696,552)	72,946,943
Class R6
05/03/16(1)-06/30/16	280	—	—	—	280	3,000	—	—	—	3,000

(1)  Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Diversified Mid Cap Growth (continued)
Class S
06/30/16	312,193	—	—	(254,598)	57,595	3,111,741	—	—	(2,542,078)	569,663
12/31/15	606,565	—	398,027	(594,730)	409,862	6,742,873	—	4,330,538	(6,775,241)	4,298,170
Class S2
06/30/16	84,160	—	—	(88,598)	(4,438)	828,258	—	—	(849,929)	(21,671)
12/31/15	97,971	—	66,230	(88,614)	75,587	1,155,306	—	689,459	(990,490)	854,275
T. Rowe Price Growth Equity
Class ADV
06/30/16	142,747	—	—	(146,590)	(3,843)	10,727,346	—	—	(11,112,950)	(385,604)
12/31/15	312,835	—	339,629	(163,295)	489,169	26,554,454	—	28,240,157	(13,937,412)	40,857,199
Class I
06/30/16	513,610	—	—	(1,162,797)	(649,187)	40,713,484	—	—	(93,861,363)	(53,147,879)
12/31/15	1,690,630	—	1,721,278	(1,861,900)	1,550,008	150,420,520	—	150,611,865	(169,614,232)	131,418,153
Class S
06/30/16	161,115	—	—	(1,052,685)	(891,570)	12,590,542	—	—	(81,339,206)	(68,748,664)
12/31/15	1,201,876	—	709,182	(905,956)	1,005,102	107,064,018	—	60,500,345	(78,301,743)	89,262,620
Class S2
06/30/16	53,706	—	—	(10,828)	42,878	4,161,691	—	—	(833,362)	3,328,329
12/31/15	12,276	—	8,837	(9,041)	12,072	1,076,931	—	740,378	(807,283)	1,010,026
Templeton Foreign Equity
Class ADV
06/30/16	108,108	—	—	(266,658)	(158,550)	1,131,636	—	—	(2,817,285)	(1,685,649)
12/31/15	306,681	—	108,700	(629,849)	(214,468)	3,779,598	—	1,326,137	(7,589,183)	(2,483,448)
Class I
06/30/16	305,378	—	—	(958,277)	(652,899)	3,223,744	—	—	(10,249,699)	(7,025,955)
12/31/15	629,508	—	672,207	(2,569,753)	(1,268,038)	7,847,901	—	8,274,865	(30,862,697)	(14,739,931)
Class S
06/30/16	689,413	—	—	(3,675,830)	(2,986,417)	7,264,440	—	—	(38,923,872)	(31,659,432)
12/31/15	1,281,336	—	1,633,116	(7,042,292)	(4,127,840)	15,119,746	—	19,973,008	(86,161,662)	(51,068,908)
Class S2
06/30/16	15,726	—	—	(16,327)	(601)	164,167	—	—	(175,636)	(11,469)
12/31/15	71,716	—	6,855	(25,193)	53,378	840,146	—	83,425	(301,001)	622,570

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the "Agreement") with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

The following is a summary of each respective Portfolio's securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2016:

Global Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co.	$2,149	$(2,149)	$—
J.P. Morgan Securities LLC	158,119	(158,119)	—
Morgan Stanley & Co. LLC	117,373	(117,373)	—
Total	$277,642	$(277,642)	$—

(1)  Collateral with a fair value of $286,655 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$177,022	$(177,022)	$—
BMO Capital Markets Corp	1,678,031	(1,678,031)	—
BNP Paribas Prime Brokerage, Inc.	77,860	(77,860)	—
Citigroup Global Markets Inc.	14,982	(14,982)	—
Goldman, Sachs & Co.	1,430,814	(1,430,814)	—
JP Morgan Clearing Corp	486	(486)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	180,147	(180,147)	—
Mizuho Securities USA Inc.	16,186	(16,186)	—
Morgan Stanley & Co. LLC	1,577,119	(1,577,119)	—
National Financial Services LLC	299,441	(299,441)	—
Nomura Securities International, Inc.	234,058	(234,058)	—
RBC Capital Markets, LLC	78,008	(78,008)	—
RBC Dominion Securities Inc	4,602	(4,602)	—
SG Americas Securities, LLC	815,319	(815,319)	—
UBS Securities LLC.	739,510	(739,510)	—
Total	$7,323,584	$(7,323,584)	$—

(1)  Collateral with a fair value of $7,518,020 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Comstock

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities (USA) LLC	$1,506	$(1,506)	$—
HSBC Bank PLC	9,288,930	(9,288,930)	—
Total	$9,290,436	$(9,290,436)	$—

(1)  Collateral with a fair value of $9,483,380 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$99,599	$(99,599)	$—
Citigroup Global Markets Inc.	3,834,991	(3,834,991)	—
Daiwa Capital Markets America Inc.	254,266	(254,266)	—
HSBC Bank PLC	10,432,182	(10,432,182)	—
J.P. Morgan Securities LLC	1,011,919	(1,011,919)	—
Morgan Stanley & Co. LLC	209,465	(209,465)	—
Nomura Securities International, Inc.	1,101,609	(1,101,609)	—
RBC Capital Markets, LLC	2,750,271	(2,750,271)	—
Total	$19,694,302	$(19,694,302)	$—

(1)  Collateral with a fair value of $20,122,593 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$56,590	$(56,590)	$—
Barclays Capital Inc.	91,791	(91,791)	—
Citigroup Global Markets Inc.	30,582	(30,582)	—
Credit Suisse Securities (USA) LLC	1,457	(1,457)	—
Goldman, Sachs & Co.	7,424,191	(7,424,191)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	633,795	(633,795)	—
Morgan Stanley & Co. LLC	2,736,058	(2,736,058)	—
Nomura Securities International, Inc.	17,484	(17,484)	—
RBC Capital Markets, LLC	263,388	(263,388)	—
RBC Dominion Securities Inc	3,825,496	(3,825,496)	—
SG Americas Securities, LLC	43,038	(43,038)	—
UBS Securities LLC.	30,597	(30,597)	—
Total	$15,154,468	$(15,154,468)	$—

(1)  Collateral with a fair value of $15,532,759 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Oppenheimer Global

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$2,439,838	$(2,439,838)	$—
BNP Paribas	1,070,336	(1,070,336)	—
Barclays Capital Inc.	1,787,824	(1,787,824)	—
Citadel Clearing LLC	166,680	(166,680)	—
Citigroup Global Markets Limited	2,651,209	(2,651,209)	—
Citigroup Global Markets Inc.	656,639	(656,639)	—
Credit Suisse Securities (Europe) Limited	1,595,565	(1,595,565)	—
Credit Suisse Securities (USA) LLC	42,515	(42,515)	—
Deutsche Bank Securities Inc.	57,636	(57,636)	—
Deutsche Bank, AG	958,078	(958,078)	—
Goldman, Sachs & Co.	3,361,032	(3,361,032)	—
Goldman Sachs International	103,282	(103,282)	—
HSBC Bank PLC	6,442,386	(6,442,386)	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Oppenheimer Global (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Clearing Corp	$12,544,806	$(12,544,806)	$—
JP Morgan Securities, Plc.	840,678	(840,678)	—
Janney Montgomery Scott LLC	32,406	(32,406)	—
Morgan Stanley & Co. International PLC	616,220	(616,220)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	501,791	(501,791)	—
Merrill Lynch International	937,373	(937,373)	—
Morgan Stanley & Co. LLC	4,153,529	(4,153,529)	—
Nomura International PLC	5,681	(5,681)	—
RBC Capital Markets, LLC	42,230	(42,230)	—
RBC Dominion Securities Inc	1,001,114	(1,001,114)	—
SG Americas Securities, LLC	447,239	(447,239)	—
UBS AG	258,944	(258,944)	—
UBS Securities LLC.	141,440	(141,440)	—
Total	$42,856,473	$(42,856,473)	$—

(1)  Collateral with a fair value of $45,401,623 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Diversified Mid Cap Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$105,137	$(105,137)	$—
BNP Paribas	54,346	(54,346)	—
BNP Paribas Prime Brokerage Intl Ltd	564,133	(564,133)	—
Citadel Clearing LLC	474,654	(474,654)	—
Credit Suisse Securities (USA) LLC	489,974	(489,974)	—
Deutsche Bank Securities Inc.	4,333,449	(4,333,449)	—
Goldman, Sachs & Co.	3,917,619	(3,917,619)	—
HSBC Bank PLC	532,930	(532,930)	—
Janney Montgomery Scott LLC	66,495	(66,495)	—
Jefferies LLC	351,291	(351,291)	—
JP Morgan Clearing Corp	5,148,720	(5,148,720)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	96,992	(96,992)	—
Mizuho Securities USA Inc.	298,277	(298,277)	—
Morgan Stanley & Co. LLC	9,265,260	(9,265,260)	—
National Financial Services LLC	1,031,615	(1,031,615)	—
Nomura Securities International, Inc.	247,922	(247,922)	—
RBC Capital Markets, LLC	124,332	(124,332)	—
RBC Dominion Securities Inc	4,948,354	(4,948,354)	—
Scotia Capital (USA) INC	7,256,400	(7,256,400)	—
SG Americas Securities, LLC	39,339	(39,339)	—
UBS Securities LLC.	1,998,697	(1,998,697)	—
Wells Fargo Securities LLC	1,354,352	(1,354,352)	—
Total	$42,700,288	$(42,700,288)	$—

(1)  Collateral with a fair value of $43,704,000 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Growth Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$518,994	$(518,994)	$—
BNP Paribas	286,793	(286,793)	—
Credit Suisse Securities (USA) LLC	2,769,160	(2,769,160)	—
Deutsche Bank Securities Inc.	877,253	(877,253)	—
Goldman, Sachs & Co.	4,921,933	(4,921,933)	—
JP Morgan Clearing Corp	23,880,242	(23,880,242)	—
Jefferies LLC	83,920	(83,920)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	2,128,567	(2,128,567)	—
Morgan Stanley & Co. LLC	21,069,289	(21,069,289)	—
National Financial Services LLC	2,291,071	(2,291,071)	—
Nomura Securities International, Inc.	58,744	(58,744)	—
RBC Dominion Securities Inc	4,577,294	(4,577,294)	—
Scotia Capital (USA) INC	6,526,853	(6,526,853)	—
SG Americas Securities, LLC	904,305	(904,305)	—
UBS Securities LLC.	2,606,179	(2,606,179)	—
Wells Fargo Securities LLC	903,441	(903,441)	—
Total	$74,404,039	$(74,404,039)	$—

(1)  Collateral with a fair value of $76,081,700 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Templeton Foreign Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
ABN AMRO Bank N.V.	$329,981	$(329,981)	$—
Credit Suisse Securities (Europe) Limited	824,953	(824,953)	—
Credit Suisse Securities (USA) LLC	1,808,100	(1,808,100)	—
HSBC Bank PLC	3,316,264	(3,316,264)	—
JP Morgan Clearing Corp	2,881,124	(2,881,124)	—
JP Morgan Securities, Plc.	187,924	(187,924)	—
Societe Generale	1,053,012	(1,053,012)	—
UBS AG	329,981	(329,981)	—
Total	$10,731,339	$(10,731,339)	$—

(1)  Collateral with a fair value of $11,304,050 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 12 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower's discretion. Funded portions of the credit agreements are presented in the Summary Portfolio of Investments. At June 30, 2016, Pioneer High Yield had the following unfunded loan commitments:

Loan	Unfunded Commitments	Unrealized Appreciation at 6/30/16*
Zekelman Industries, Inc. Term Loan	$315,000	$3,150
West Corp. Term Loan	130,000	488
	$445,000	$3,638

*  Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Portfolio's Statement of Assets and Liabilities and Statement of Operations.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Global Bond	$995,099	$—	$—
American Century Small-Mid Cap Value	—	21,982,574	39,578,301
Baron Growth	—	3,161,582	73,235,855
Columbia Contrarian Core	—	15,220,880	26,243,808
Columbia Small Cap Value II	—	862,240	—
Invesco Comstock	—	13,731,208	—
Invesco Equity and Income	—	43,306,600	150,837,776
JPMorgan Mid Cap Value	—	7,256,199	92,144,387
Oppenheimer Global	—	23,491,220	127,586,424
Pioneer High Yield	2,519,172	5,750,135	—
T. Rowe Price Diversified Mid Cap Growth	—	8,011,231	121,937,169
T. Rowe Price Growth Equity	—	11,502,817	228,589,928
Templeton Foreign Equity	—	29,657,435	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Capital Gains	(Depreciation)	Amount	Character	Expiration
Global Bond	$—	$—	$(14,735,433)	$(2,414,031)	Short-term	None
				(4,936,897)	Long-term	None
				$(7,350,928)
American Century Small-Mid Cap Value	11,475,651	18,803,122	(4,800,902)	—	—	—
Baron Growth	—	86,556,418	426,032,414	—	—	—
Columbia Contrarian Core	11,516,959	28,861,928	35,160,586	—	—	—
Columbia Small Cap Value II	603,894	8,732,957	18,191,592	—	—	—
Invesco Comstock	1,652,606	—	30,775,918	(105,159,957)	Short-term	2017
Invesco Equity and Income	4,448,707	74,538,528	4,216,535	—	—	—
JPMorgan Mid Cap Value	975,845	54,523,921	111,812,184	—	—	—
Oppenheimer Global	19,483,236	95,046,011	553,188,486	—	—	—
Pioneer High Yield	3,167,316	—	(9,727,017)	(12,856,704)	Short-term	2017
				(791,900)	Short-term	None
				(580,549)	Long-term	None
				$(14,229,153)
T. Rowe Price Diversified Mid Cap Growth	7,784,422	94,062,524	207,443,639	—	—	—
T. Rowe Price Growth Equity	—	184,242,222	478,854,477	—	—	—
Templeton Foreign Equity	21,140,622	—	65,786,230	(22,498,473)	Short-term	2016
				(133,709,136)	Short-term	2017
				$(156,207,609)*

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios' major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2016, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2016, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0184	$—	$—	August 1, 2016	Daily
Class I	$0.0233	$—	$—	August 1, 2016	Daily
Class S	$0.0210	$—	$—	August 1, 2016	Daily
American Century Small-Mid Cap Value
Class ADV	$0.1382	$0.2945	$0.7579	August 5, 2016	August 3, 2016
Class I	$0.1968	$0.2945	$0.7579	August 5, 2016	August 3, 2016
Class S	$0.1641	$0.2945	$0.7579	August 5, 2016	August 3, 2016
Class S2	$0.1552	$0.2945	$0.7579	August 5, 2016	August 3, 2016
Baron Growth
Class ADV	$—	$—	$3.1511	August 5, 2016	August 3, 2016
Class I	$—	$—	$3.1511	August 5, 2016	August 3, 2016
Class R6	$—	$—	$3.1511	August 5, 2016	August 3, 2016
Class S	$—	$—	$3.1511	August 5, 2016	August 3, 2016
Class S2	$—	$—	$3.1511	August 5, 2016	August 3, 2016

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Columbia Contrarian Core
Class ADV	$0.7448	$0.0248	$2.0011	August 5, 2016	August 3, 2016
Class I	$0.8360	$0.0248	$2.0011	August 5, 2016	August 3, 2016
Class S	$0.7741	$0.0248	$2.0011	August 5, 2016	August 3, 2016
Columbia Small Cap Value II
Class ADV	$0.0091	$—	$0.7179	August 5, 2016	August 3, 2016
Class I	$0.0942	$—	$0.7179	August 5, 2016	August 3, 2016
Class R6	$0.0943	$—	$0.7179	August 5, 2016	August 3, 2016
Class S	$0.0454	$—	$0.7179	August 5, 2016	August 3, 2016
Class S2	$0.0288	$—	$0.7179	August 5, 2016	August 3, 2016
Invesco Comstock
Class ADV	$0.0516	$—	$—	August 5, 2016	August 3, 2016
Class I	$0.0516	$—	$—	August 5, 2016	August 3, 2016
Class S	$0.0516	$—	$—	August 5, 2016	August 3, 2016
Invesco Equity and Income
Class ADV	$0.1115	$—	$1.8669	August 5, 2016	August 3, 2016
Class I	$0.1115	$—	$1.8669	August 5, 2016	August 3, 2016
Class S	$0.1115	$—	$1.8669	August 5, 2016	August 3, 2016
Class S2	$0.1115	$—	$1.8669	August 5, 2016	August 3, 2016
JPMorgan Mid Cap Value
Class ADV	$0.0005	$0.0321	$1.8149	August 5, 2016	August 3, 2016
Class I	$0.0005	$0.0321	$1.8149	August 5, 2016	August 3, 2016
Class S	$0.0005	$0.0321	$1.8149	August 5, 2016	August 3, 2016
Class S2	$0.0005	$0.0321	$1.8149	August 5, 2016	August 3, 2016
Oppenheimer Global
Class ADV	$0.1192	$0.0381	$1.1572	August 5, 2016	August 3, 2016
Class I	$0.2133	$0.0381	$1.1572	August 5, 2016	August 3, 2016
Class S	$0.1597	$0.0381	$1.1572	August 5, 2016	August 3, 2016
Class S2	$0.1236	$0.0381	$1.1572	August 5, 2016	August 3, 2016
Pioneer High Yield
Class I	$0.0488	$—	$—	August 1, 2016	Daily
Class S	$0.0463	$—	$—	August 1, 2016	Daily
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$0.0028	$0.0717	$1.2342	August 5, 2016	August 3, 2016
Class I	$0.0338	$0.0717	$1.2342	August 5, 2016	August 3, 2016
Class R6	$0.0338	$0.0717	$1.2342	August 5, 2016	August 3, 2016
Class S	$0.0092	$0.0717	$1.2342	August 5, 2016	August 3, 2016
Class S2	$—	$0.0717	$1.2342	August 5, 2016	August 3, 2016
T. Rowe Price Growth Equity
Class ADV	$—	$—	$9.8410	August 5, 2016	August 3, 2016
Class I	$—	$—	$9.8410	August 5, 2016	August 3, 2016
Class S	$—	$—	$9.8410	August 5, 2016	August 3, 2016
Class S2	$—	$—	$9.8410	August 5, 2016	August 3, 2016
Templeton Foreign Equity
Class ADV	$0.3143	$—	$—	August 5, 2016	August 3, 2016
Class I	$0.3801	$—	$—	August 5, 2016	August 3, 2016
Class S	$0.3455	$—	$—	August 5, 2016	August 3, 2016
Class S2	$0.3392	$—	$—	August 5, 2016	August 3, 2016

Reorganization: On March 18, 2016, the Board approved a proposal to reorganize VY® Fidelity® VIP Mid Cap Portfolio, which is not included in this report (the "Disappearing Portfolio") with and into T.Rowe Price Diversified Mid Cap Growth (the "Reorganization"). The proposed Reorganization was approved by shareholders of the Disappearing Portfolio at a shareholder meeting held on August 9, 2016. The Reorganization will take place on or about August 26, 2016.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED)

Geographic Diversification
as of June 30, 2016
(as a percentage of net assets)

United States	79.1%
Belgium	7.2%
Italy	4.7%
Cayman Islands	1.8%
Austria	1.6%
France	0.8%
United Kingdom	0.8%
Netherlands	0.7%
Brazil	0.7%
Japan	0.5%
Countries between 0.0% - 0.5%^	2.0%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%

* Includes short-term investments and purchased options.

^ Includes 11 countries, which each represents 0.0% - 0.5% of net assets.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.4%
		Brazil: 0.4%
900,000		Petrobras Global Finance BV, 8.750%, 05/23/26	$908,397	0.4
		Canada: 0.1%
324,000		Other Securities	330,333	0.1
		Cayman Islands: 0.3%
601,000		Other Securities	615,286	0.3
		France: 0.8%
287,000	#	BPCE SA, 5.150%, 07/21/24	299,270	0.1
456,000	#	Electricite de France SA, 2.350%, 10/13/20	466,297	0.2
940,000	#	Numericable-SFR SA, 6.000%, 05/15/22	917,675	0.4
294,000		Other Securities	301,582	0.1
			1,984,824	0.8
		Guernsey: 0.3%
716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	707,588	0.3
		Ireland: 0.3%
706,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	793,563	0.3
Principal Amount†				Value	Percentage of Net Assets
			Italy: 0.1%
	286,000		Other Securities	$294,128	0.1
			Japan: 0.5%
	790,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	802,943	0.3
	200,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	207,309	0.1
	300,000		Other Securities	327,265	0.1
				1,337,517	0.5
			Luxembourg: 0.3%
	690,000		Actavis Funding SCS, 2.350%, 03/12/18	699,692	0.3
			Mexico: 0.0%
MXN	1,181,300		Other Securities(a)	9,110	0.0
			Netherlands: 0.7%
	1,478,000		Shell International Finance BV, 1.625%-4.000%, 11/10/18-05/10/46	1,527,088	0.6
	269,000		Other Securities	299,092	0.1
				1,826,180	0.7
			Norway: 0.2%
	380,000		Other Securities	385,212	0.2
			Sweden: 0.1%
	298,000	#,L	Nordea Bank AB, 5.500%, 09/29/49	283,845	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Switzerland: 0.3%
400,000	#	Credit Suisse AG, 6.500%, 08/08/23	$420,100	0.2
250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	283,750	0.1
			703,850	0.3
		United Kingdom: 0.8%
265,000	#	Barclays Bank PLC, 6.050%, 12/04/17	277,709	0.1
1,002,000		Santander UK PLC, 2.375%, 03/16/20	1,004,605	0.4
344,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	358,930	0.2
283,000		Other Securities	291,021	0.1
			1,932,265	0.8
		United States: 18.2%
762,000		21st Century Fox America, Inc., 4.500%-5.400%, 02/15/21-10/01/43	873,045	0.4
806,000		AbbVie, Inc., 2.500%-2.850%, 05/14/20-05/14/23	823,294	0.3
1,099,000		Anheuser-Busch InBev Finance, Inc., 2.650%-3.300%, 02/01/21-02/01/23	1,150,885	0.5
1,050,000		Apple, Inc., 1.000%, 05/03/18	1,052,500	0.4
710,000		Apple, Inc., 3.200%, 05/13/25	753,663	0.3
962,000		AT&T, Inc., 3.600%, 02/17/23	1,008,437	0.4
594,000		AT&T, Inc., 3.000%-5.150%, 06/30/22-03/15/42	625,584	0.3
1,135,000		Bank of America Corp., 3.300%-4.100%, 01/11/23-04/01/24	1,201,521	0.5
1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,427,319	0.6
540,000	#	Calpine Corp., 6.000%, 01/15/22	568,350	0.2
472,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	508,849	0.2
851,000		Citigroup, Inc., 4.000%-5.500%, 08/05/24-09/13/25	920,454	0.4
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	768,663	0.3
Principal Amount†			Value	Percentage of Net Assets
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	$542,677	0.2
777,000		CVS Health Corp., 2.800%, 07/20/20	809,519	0.3
320,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	329,256	0.1
337,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	349,937	0.2
313,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	325,334	0.1
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,050,970	0.4
539,000		Fifth Third Bancorp, 8.250%, 03/01/38	811,013	0.3
205,000		General Electric Co., 6.750%, 03/15/32	288,302	0.1
255,000	#	Glencore Funding LLC, 2.500%, 01/15/19	246,394	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	709,198	0.3
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	784,016	0.3
721,000		HCP, Inc., 4.250%, 11/15/23	749,702	0.3
436,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	475,163	0.2
258,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	261,424	0.1
194,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	198,755	0.1
1,041,000		Indiana Michigan Power Co., 7.000%, 03/15/19	1,183,471	0.5
570,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	555,037	0.2
840,000		JPMorgan Chase & Co., 1.625%-6.000%, 05/15/18-12/29/49	853,192	0.4
46	#	Kern River Funding Corp., 4.893%, 04/30/18	48	0.0
317,000	#	Kraft Heinz Foods Co., 3.000%, 06/01/26	321,062	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
768,000		Medtronic, Inc., 3.150%-3.500%, 03/15/22-03/15/25	$829,662	0.4
990,000		Morgan Stanley, 3.750%-4.100%, 02/25/23-05/22/23	1,038,185	0.4
1,048,000		Mylan, Inc., 2.600%, 06/24/18	1,061,816	0.4
110,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	115,752	0.1
272,000		Time Warner Cable, Inc., 5.875%, 11/15/40	297,355	0.1
485,000		Time Warner, Inc., 6.500%, 11/15/36	617,272	0.3
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	435,663	0.2
270,000		Verizon Communications, Inc., 5.012%, 08/21/54	287,982	0.1
1,071,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,249,710	0.5
1,113,000		Wells Fargo & Co., 2.550%-4.100%, 12/07/20-06/03/26	1,169,983	0.5
14,786,000		Other Securities	14,987,624	6.1
			44,618,038	18.2
		Total Corporate Bonds/Notes (Cost $55,318,040)	57,429,828	23.4
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.1%
		United States: 15.1%
296,347		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	292,947	0.1
810,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	814,849	0.3
700,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	695,110	0.3
540,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.000%, 02/10/51	544,323	0.2
Principal Amount†			Value	Percentage of Net Assets
785,444		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/35	$788,276	0.3
80,454	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.240%, 07/10/42	80,475	0.1
8,020,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	384,735	0.2
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	473,991	0.2
500,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.296%, 10/12/42	499,740	0.2
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	132,365	0.0
473,506	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	499,612	0.2
211,057		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 2.986%, 05/25/35	208,426	0.1
525,417		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	467,446	0.2
680,000	#	COMM 2004-LNB2 H Mortgage Trust H, 6.067%, 03/10/39	742,124	0.3
10,628,802	#,^	COMM 2012 - LTRT XA Mortgage Trust, 1.186%, 10/05/30	505,704	0.2
4,075,522	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.239%, 05/15/45	333,304	0.1
2,923,426	^	COMM 2013-LC6 XA Mortgage Trust, 1.866%, 01/10/46	182,486	0.1
4,377,735	^	COMM 2014-CCRE17 XA Mortgage Trust, 1.338%, 05/10/47	258,043	0.1
475,026	#	Commercial Mortgage Trust 2004-GG1 F, 6.255%, 06/10/36	481,598	0.2
110,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	110,241	0.1
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
18,316	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	$18,316	0.0
2,739,073	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.049%, 11/10/46	65,946	0.0
44,366	#	Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2007-RS1 A2, 0.953%, 01/27/37	100,169	0.0
320,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.353%, 07/25/24	301,141	0.1
400,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.453%, 07/25/24	377,381	0.2
1,780,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.353%, 11/25/24	1,819,060	0.7
80,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.453%, 05/25/25	80,090	0.0
950,000		Fannie Mae Connecticut Avenue Securities, 4.853%-6.353%, 01/25/24-10/25/28	969,730	0.4
9,215,137	^	Freddie Mac Series K704 X1, 2.118%, 08/25/18	309,203	0.1
530,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 4.953%, 02/25/24	542,303	0.2
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.453%, 08/25/24	399,187	0.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.003%, 10/25/24	1,122,337	0.5
Principal Amount†			Value	Percentage of Net Assets
340,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.203%, 10/25/24	$348,193	0.1
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.603%, 01/25/25	187,236	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.153%, 04/25/28	99,294	0.0
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.653%, 03/25/25	200,944	0.1
220,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.253%, 03/25/25	227,785	0.1
520,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.253%, 05/25/28	514,445	0.2
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.803%, 09/25/28	215,074	0.1
42,437,221	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	183,380	0.1
18,038	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.647%, 05/10/43	18,021	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	85,022	0.0
3,104,731	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.658%, 05/10/45	248,027	0.1
13,686,721	^	JPMBB Commercial Mortgage Securities Trust 2014-C24, 1.225%, 11/15/47	761,996	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
250,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	$243,911	0.1
500,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	499,449	0.2
2,940,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.441%, 12/15/47	58,870	0.0
232,524	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.772%, 10/15/37	232,149	0.1
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.501%, 06/12/41	265,725	0.1
60,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	57,811	0.0
7,867,227	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.873%, 06/15/45	477,135	0.2
720,699		JP Morgan Mortgage Trust 2005-A4 B1, 2.914%, 07/25/35	616,249	0.3
161,723		JP Morgan Mortgage Trust 2007-A1 7A1, 2.904%, 07/25/35	160,067	0.1
9,341,039	^	JPMBB Commercial Mortgage Securities Trust 2013-C14 XA, 1.098%, 08/15/46	283,042	0.1
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	372,438	0.1
50,000		LB-UBS Commercial Mortgage Trust 2006-C4 C, 5.991%, 06/15/38	49,944	0.0
780,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.991%, 06/15/38	779,113	0.3
300,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.991%, 06/15/38	299,609	0.1
Principal Amount†			Value	Percentage of Net Assets
258,524	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.101%, 09/15/39	$258,955	0.1
160,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.101%, 09/15/39	160,246	0.1
160,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.101%, 09/15/39	160,183	0.1
787,219		Morgan Stanley Capital I Trust 2006-TOP23, 6.133%, 08/12/41	786,003	0.3
865,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.601%, 09/15/47	967,035	0.4
570,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	596,035	0.3
460,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	472,888	0.2
290,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	258,074	0.1
313,285	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	317,053	0.1
6,527,225	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.063%, 08/10/49	551,113	0.2
11,324,334		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 1.438%, 08/25/45	560,498	0.2
77,244		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.484%, 10/25/36	67,403	0.0
1,215,938		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.717%, 12/25/36	1,066,800	0.5
303,087		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.448%, 08/25/46	264,422	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
562,311		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.506%, 12/25/36	$489,748	0.2
154,206		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.277%, 04/25/37	132,591	0.1
215,454		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.883%, 06/25/37	154,236	0.1
5,958,432	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.199%, 10/15/45	482,197	0.2
91,924		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 2.852%, 02/25/34	92,528	0.0
404,656		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 2.737%, 10/25/36	384,556	0.2
87,279		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 2.737%, 10/25/36	82,943	0.0
449,245		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.085%, 05/25/36	427,671	0.2
406,604		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 2.852%, 04/25/36	393,167	0.2
4,506,231	#,^	Wells Fargo Mortgage Backed Securities Trust 2012-C8 XA, 2.306%, 08/15/45	338,754	0.1
6,558,917		Other Securities	5,682,922	2.3
		Total Collateralized Mortgage Obligations (Cost $37,134,881)	37,233,608	15.1
Principal Amount†				Value	Percentage of Net Assets
STRUCTURED PRODUCTS: 0.0%
			Russia: 0.0%
RUB	6,041,739		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	$41,688	0.0
			Total Structured Products (Cost $215,283)	41,688	0.0
FOREIGN GOVERNMENT BONDS: 14.1%
			Austria: 1.6%
EUR	3,000,000	#	Austria Government Bond, 1.650%, 10/21/24	3,811,851	1.6
			Belgium: 7.2%
EUR	15,100,000	#	Belgium Government Bond, 0.800%, 06/22/25	17,812,671	7.2
			Brazil: 0.3%
BRL	705,000		Other Securities	634,796	0.3
			Germany: 0.4%
EUR	830,000	Z	Bundesschatzanweisungen, -0.620%, 06/16/17	926,663	0.4
EUR	100,000		Other Securities	173,718	0.0
				1,100,381	0.4
			Italy: 4.6%
EUR	7,900,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	11,314,149	4.6
			South Africa: 0.0%
ZAR	1,000,000		Other Securities	69,973	0.0
			Total Foreign Government Bonds (Cost $33,394,429)	34,743,821	14.1
U.S. TREASURY OBLIGATIONS: 0.4%
			U.S. Treasury Bonds: 0.0%
	4,000		Other Securities	4,604	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		U.S. Treasury Notes: 0.4%
915,000		1.125%, due 06/30/21	$919,950	0.4
42,000		Other Securities	42,962	0.0
			962,912	0.4
		Total U.S. Treasury Obligations (Cost $961,800)	967,516	0.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.5%
		Agency Collat CMO: 0.5%
7,171,053	^	5.747%, due 03/25/42	1,240,530	0.5
		Federal Home Loan Mortgage Corporation##: 13.1%
2,328,000	W,Z	3.000%, due 08/01/44	2,409,148	1.0
1,383,963		3.000%, due 04/01/45	1,444,881	0.6
1,412,300		3.000%, due 04/01/45	1,469,674	0.6
13,517,243		3.500%, due 03/01/46	14,286,150	5.8
912,247	^	4.000%, due 02/15/43	174,518	0.1
14,263,744	^	4.000%, due 04/15/43	2,350,644	1.0
888,303		4.000%, due 09/01/45	951,660	0.4
1,092,665		4.000%, due 10/01/45	1,170,113	0.5
4,956,877	^	4.008%, due 05/15/36	593,742	0.2
1,860,530	^	5.508%, due 10/15/36	254,881	0.1
5,104,368	^	5.558%, due 05/15/36	436,244	0.2
4,331,776	^	5.558%, due 01/15/39	802,445	0.3
4,539,225	^	5.608%, due 07/15/40	713,780	0.3
115,447	^	5.708%, due 07/15/35	19,185	0.0
2,278,611	^	5.808%, due 11/15/32	456,688	0.2
883,000	^	6.158%, due 08/15/28	39,857	0.0
14,704	^	7.000%, due 03/15/28	3,504	0.0
79,942	^	7.000%, due 04/15/28	17,545	0.0
135,746	^	7.208%, due 03/15/29	29,383	0.0
127,060	^	7.258%, due 03/15/29	26,707	0.0
182,352	^	8.508%, due 08/15/29	45,627	0.0
4,112,189		0.892%-23.129%, due 05/15/17-05/01/46	4,493,072	1.8
			32,189,448	13.1
		Federal National Mortgage Association##: 7.3%
2,172,856	^	3.000%, due 06/25/33	268,668	0.1
3,454,668		3.000%, due 07/01/43	3,638,712	1.5
1,004,868		3.000%, due 07/01/43	1,045,339	0.4
1,131,957	^	3.500%, due 08/25/33	136,570	0.1
704,832	^	3.500%, due 08/25/43	126,472	0.1
809,833	^	3.597%, due 02/25/37	5,461	0.0
2,119,345	^	4.000%, due 06/25/42	352,431	0.2
1,119,216	^	5.000%, due 05/25/18	31,465	0.0
2,800,280	^	5.487%, due 01/25/38	579,134	0.2
4,676,389	^	5.497%, due 09/25/41	818,012	0.3
62,559	^	5.500%, due 07/25/33	12,506	0.0
25,677	^	5.500%, due 06/25/35	5,400	0.0
4,156,286	^	5.527%, due 11/25/41	768,244	0.3
3,164,542	^	5.647%, due 01/25/43	800,186	0.3
3,225,418	^	5.997%, due 10/25/37	641,457	0.3
3,795,804	^	5.997%, due 02/25/42	561,540	0.2
117,591	^	6.000%, due 12/25/32	24,889	0.0
50,094	^	6.000%, due 02/25/33	8,863	0.0
Principal Amount†			Value	Percentage of Net Assets
48,684	^	6.000%, due 03/25/33	$10,125	0.0
59,454	^	6.000%, due 03/25/33	12,756	0.0
27,249	^	6.000%, due 09/25/35	4,912	0.0
125,975	^	6.087%, due 06/25/37	26,643	0.0
1,871,821	^	6.097%, due 09/25/37	400,296	0.2
5,887,595	^	6.107%, due 06/25/41	1,122,978	0.5
392,967	^	6.117%, due 06/25/36	79,187	0.0
23,248	^	6.297%, due 05/25/35	4,469	0.0
199,776	^	6.500%, due 02/25/32	44,403	0.0
31,108	^	6.647%, due 06/25/23	3,722	0.0
121,000	^	6.777%, due 09/25/36	28,238	0.0
36,171	^	7.000%, due 02/25/28	8,207	0.0
44,348	^	7.000%, due 03/25/33	12,114	0.0
34,042	^	7.000%, due 04/25/33	8,105	0.0
188,047	^	7.097%, due 10/25/33	43,557	0.0
51,465	^	7.177%, due 03/25/23	1,119	0.0
122,909	^	7.297%, due 07/25/31	29,649	0.0
68,090	^	7.297%, due 02/25/32	16,772	0.0
44,164	^	7.497%, due 07/25/32	10,544	0.0
248,867	^	7.500%, due 01/25/24	47,327	0.0
1,385,662	^	7.552%, due 12/18/32	329,903	0.1
443,014		31.184%, due 11/25/36	839,174	0.4
4,121,086	W	—%-26.166%, due 03/25/17-05/01/45	5,135,257	2.1
			18,044,806	7.3
		Government National Mortgage Association: 2.6%
3,157,000	W	3.000%, due 08/01/44	3,294,687	1.4
6,842,536	^	4.000%, due 04/20/38	280,351	0.1
3,915,004	^	5.402%, due 06/20/40	590,006	0.2
2,473,944	^	6.258%, due 07/16/41	467,264	0.2
631,811		20.596%, due 03/20/37	1,036,482	0.4
572,547	W	3.500%-6.500%, due 04/15/34-07/01/44	615,898	0.3
			6,284,688	2.6
		Total U.S. Government Agency Obligations (Cost $54,600,921)	57,759,472	23.5
ASSET-BACKED SECURITIES: 2.1%
		Cayman Islands: 1.5%
1,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	963,479	0.4
1,300,000	#	Madison Park Funding Ltd. 2007-6A C, 1.636%, 07/26/21	1,242,868	0.5
1,550,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.638%, 03/25/20	1,536,039	0.6
			3,742,386	1.5
		United States: 0.6%
1,721,495		Other Securities	1,436,113	0.6
		Total Asset-Backed Securities (Cost $5,202,730)	5,178,499	2.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
48,071		Other Securities(b)	$26,387	0.0
		Total Common Stock (Cost $1,298,014)	26,387	0.0
MUTUAL FUNDS: 21.3%
		United States: 21.3%
1,108,679		Voya Emerging Markets Corporate Debt Fund - Class P	10,920,484	4.4
1,740,366		Voya Emerging Markets Hard Currency Debt Fund - Class P	16,846,748	6.9
2,919,202	@	Voya Emerging Markets Local Currency Debt Fund - Class P	22,010,781	9.0
325,810		Voya High Yield Bond Fund - Class P	2,531,541	1.0
		Total Mutual Funds (Cost $60,216,247)	52,309,554	21.3
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 4.3%
		Options on Currencies: 0.4%
24,200,000	@	Call USD vs Put EUR, Strike @ 1.080, Exp. 07/22/16 Counterparty: Barclays Bank PLC	$49,893	0.0
24,700,000	@	Call USD vs. Put EUR, Strike @ 1.074, Exp. 08/31/16 Counterparty: Societe Generale	133,038	0.1
24,700,000	@	Call USD vs. Put EUR, Strike @ 1.120, Exp. 07/07/16 Counterparty: Bank of America	253,013	0.1
19,600,000	@	Call USD vs. Put EUR, Strike @ 1.095, Exp. 08/05/16 Counterparty: JPMorgan Chase & Co.	133,919	0.1
24,200,000	@	Call USD vs. Put JPY, Strike @ 113.120, Exp. 07/22/16 Counterparty: Societe Generale	2,763	0.0
# of Contracts			Value	Percentage of Net Assets
22,900,000	@	Call USD vs. Put JPY, Strike @ 110.050, Exp. 07/07/16 Counterparty: JPMorgan Chase & Co.	$161	0.0
22,900,000	@	Call USD vs. Put JPY, Strike @ 111.200, Exp. 08/05/16 Counterparty: Goldman Sachs & Co.	19,649	0.0
24,300,000	@	Call USD vs. Put JPY, Strike @ 104.820, Exp. 08/08/16 Counterparty: Goldman Sachs & Co.	247,778	0.1
22,900,000	@	Call USD vs. Put JPY, Strike @ 111.990, Exp. 09/02/16 Counterparty: Goldman Sachs & Co.	35,263	0.0
			875,477	0.4
		OTC Interest Rate Swaptions: 3.9%
491,800,000	@	Receive a fixed rate equal to 0.9725% and pay a floating rate based on the 6-month EUR- EURIBOR-Reuters, Exp. 07/14/16 Counterparty: Barclays Bank PLC	601,185	0.2
135,800,000	@	Receive a fixed rate equal to 1.070% and pay a floating rate based on the 3-month USD- LIBOR-BBA, Exp. 03/17/17 Counterparty: JPMorgan Chase & Co.	1,229,577	0.5
57,300,000	@	Receive a fixed rate equal to 1.923% and pay a floating rate based on the 3-month USD- LIBOR-BBA, Exp. 03/16/17 Counterparty: Deutsche Bank AG	2,929,730	1.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets
		OTC Interest Rate Swaptions (continued)
57,168,000	@	Receive a fixed rate equal to 1.965% and pay a floating rate based on the 3-month USD- LIBOR-BBA, Exp. 03/14/17 Counterparty: JPMorgan Chase & Co.	$3,100,647	1.3
135,800,000	@	Receive a floating rate based on the 3-month USD- LIBOR-BBA and pay a fixed rate equal to 1.070%, Exp. 03/17/17 Counterparty: JPMorgan Chase & Co.	639,323	0.3
57,300,000	@	Receive a floating rate based on the 3-month USD- LIBOR-BBA and pay a fixed rate equal to 1.923%, Exp. 03/16/17 Counterparty: Deutsche Bank AG	537,774	0.2
57,168,000	@	Receive a floating rate based on the 3-month USD- LIBOR-BBA and pay a fixed rate equal to 1.965%, Exp. 03/14/17 Counterparty: JPMorgan Chase & Co.	478,702	0.2
491,800,000	@	Receive a floating rate based on the 6-month EUR- EURIBOR-Reuters and pay a fixed rate equal to 0.9725%, Exp. 07/14/16 Counterparty: Barclays Bank PLC	67,729	0.0
			9,584,667	3.9
		Total Purchased Options (Cost $11,422,765)	10,460,144	4.3
		Total Long-Term Investments (Cost $259,765,110)	256,150,517	104.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Securities Lending Collateralcc: 0.1%
286,655	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $286,659, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $292,388, due 03/15/18-09/09/49) (Cost $286,655)	$286,655	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
797,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $797,000)	$797,000	0.3
	Total Short-Term Investments (Cost $1,083,655)	1,083,655	0.4
	Total Investments in Securities (Cost $260,848,765)	$257,234,172	104.6
	Liabilities in Excess of Other Assets	(11,374,449)	(4.6)
	Net Assets	$245,859,723	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2016.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@  Non-income producing security.

cc  Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

W  Settlement is on a when-issued or delayed-delivery basis.

L  Loaned security, a portion or all of the security is on loan at June 30, 2016.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(a)  The grouping contains securities in default.

(b)  This grouping contains securities on loan.

BRL  Brazilian Real

EUR  EU Euro

MXN  Mexican Peso

RUB  Russian Ruble

ZAR  South African Rand

Cost for federal income tax purposes is $260,568,201.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$11,062,952
Gross Unrealized Depreciation	(14,396,981)
Net Unrealized Depreciation	$(3,334,029)
Sector Diversification	Percentage of Net Assets
U.S. Government Agency Obligations	23.5%
Affiliated Investment Companies	21.3
Collateralized Mortgage Obligations	15.1
Foreign Government Bonds	14.1
Financial	7.9
Purchased Options	4.3
Communications	3.9
Consumer, Non-cyclical	3.7
Energy	2.3
Other Asset-Backed Securities	1.8
Utilities	1.7
Technology	1.6
Basic Materials	0.9
Industrial	0.7
Consumer, Cyclical	0.7
U.S. Treasury Obligations	0.4
Asset-Backed Securities	0.3
Structured Products	0.0
Consumer Discretionary	0.0
Materials	0.0
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(4.6)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
United States	$26,387	$—	$—	$26,387
Total Common Stock	26,387	—	—	26,387
Mutual Funds	52,309,554	—	—	52,309,554
Purchased Options	—	10,460,144	—	10,460,144
Corporate Bonds/Notes	—	57,420,718	9,110	57,429,828
Collateralized Mortgage Obligations	—	37,233,608	—	37,233,608
Structured Products	—	—	41,688	41,688
Short-Term Investments	797,000	286,655	—	1,083,655
U.S. Government Agency Obligations	—	57,759,472	—	57,759,472
Asset-Backed Securities	—	5,178,499	—	5,178,499
U.S. Treasury Obligations	—	967,516	—	967,516
Foreign Government Bonds	—	34,743,821	—	34,743,821
Total Investments, at fair value	$53,132,941	$204,050,433	$50,798	$257,234,172
Other Financial Instruments+
Centrally Cleared Swaps	—	25,608,277	—	25,608,277
Forward Foreign Currency Contracts	—	3,546,246	—	3,546,246
Futures	1,444,800	—	—	1,444,800
Total Assets	$54,577,741	$233,204,956	$50,798	$287,833,495
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(25,783,800)	$—	$(25,783,800)
Forward Foreign Currency Contracts	—	(5,115,230)	—	(5,115,230)
Futures	(1,348,327)	—	—	(1,348,327)
Written Options	—	(12,012,083)	—	(12,012,083)
Total Liabilities	$(1,348,327)	$(42,911,113)	$—	$(44,259,440)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

At June 30, 2016, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Norwegian Krone	7,911,322	Buy	07/15/16	$935,000	$945,327	$10,327
Barclays Bank PLC	Swedish Krona	13,357,132	Buy	07/15/16	1,573,000	1,579,496	6,496
Barclays Bank PLC	Swiss Franc	674,792	Buy	07/15/16	691,000	691,533	533
Barclays Bank PLC	British Pound	2,357,842	Buy	07/15/16	3,511,846	3,139,199	(372,647)
Barclays Bank PLC	Norwegian Krone	11,816,298	Buy	07/15/16	1,446,000	1,411,935	(34,065)
Barclays Bank PLC	Norwegian Krone	16,562,762	Buy	07/15/16	2,000,000	1,979,092	(20,908)
Barclays Bank PLC	Japanese Yen	932,295,358	Buy	07/15/16	8,964,003	9,031,301	67,298
Barclays Bank PLC	Danish Krone	6,741,468	Buy	07/15/16	1,017,419	1,006,304	(11,115)
Barclays Bank PLC	EU Euro	23,987,649	Buy	07/15/16	26,915,251	26,631,469	(283,782)
Barclays Bank PLC	British Pound	7,876,753	Buy	07/15/16	11,113,845	10,487,003	(626,842)
Barclays Bank PLC	South Korean Won	596,663,700	Buy	07/15/16	519,787	517,733	(2,054)
Citigroup, Inc.	Swiss Franc	517,180	Buy	07/15/16	528,000	530,011	2,011
Citigroup, Inc.	Japanese Yen	57,980,430	Buy	07/15/16	564,000	561,666	(2,334)
Citigroup, Inc.	Canadian Dollar	2,857,576	Buy	07/15/16	2,193,000	2,211,932	18,932
Citigroup, Inc.	Canadian Dollar	888,755	Buy	07/15/16	679,000	687,948	8,948
Citigroup, Inc.	Canadian Dollar	3,450,583	Buy	07/15/16	2,696,000	2,670,955	(25,045)
Citigroup, Inc.	EU Euro	1,736,243	Buy	07/15/16	1,964,000	1,927,604	(36,396)
Citigroup, Inc.	Japanese Yen	1,195,168,305	Buy	07/15/16	11,413,500	11,577,795	164,295
Citigroup, Inc.	Canadian Dollar	2,821,580	Buy	07/15/16	2,191,000	2,184,069	(6,931)
Citigroup, Inc.	Japanese Yen	33,821,856	Buy	07/15/16	325,000	327,638	2,638
Citigroup, Inc.	New Zealand Dollar	109,875	Buy	07/15/16	76,761	78,404	1,643
Citigroup, Inc.	Czech Koruna	11,239,058	Buy	08/12/16	470,888	461,428	(9,460)
Deutsche Bank AG	Norwegian Krone	4,329,970	Buy	07/15/16	518,000	517,390	(610)
Deutsche Bank AG	Canadian Dollar	2,598,256	Buy	07/15/16	2,003,000	2,011,203	8,203
Deutsche Bank AG	Japanese Yen	1,213,968,798	Buy	07/15/16	11,940,277	11,759,918	(180,359)
Deutsche Bank AG	Japanese Yen	610,029,579	Buy	07/15/16	5,970,139	5,909,458	(60,681)
Deutsche Bank AG	New Zealand Dollar	1,629,651	Buy	07/15/16	1,179,000	1,162,889	(16,111)
Deutsche Bank AG	Swedish Krona	6,275,083	Buy	07/15/16	742,000	742,036	36
Deutsche Bank AG	New Zealand Dollar	712,834	Buy	07/15/16	506,000	508,665	2,665
Deutsche Bank AG	Swedish Krona	6,515,190	Buy	07/15/16	789,000	770,429	(18,571)
Deutsche Bank AG	Swedish Krona	10,313,424	Buy	07/15/16	1,251,000	1,219,574	(31,426)
Deutsche Bank AG	New Zealand Dollar	747,110	Buy	07/15/16	527,000	533,124	6,124
Deutsche Bank AG	Japanese Yen	2,481,891,649	Buy	07/15/16	23,880,554	24,042,499	161,945
Deutsche Bank AG	Australian Dollar	4,936,490	Buy	07/15/16	3,628,542	3,680,101	51,559
Deutsche Bank AG	Singapore Dollar	648,988	Buy	07/15/16	479,078	481,721	2,643
Goldman Sachs & Co.	Norwegian Krone	16,541,734	Buy	07/15/16	1,968,000	1,976,579	8,579
Goldman Sachs & Co.	Japanese Yen	610,016,863	Buy	07/15/16	5,970,139	5,909,335	(60,804)
Goldman Sachs & Co.	Japanese Yen	613,581,633	Buy	07/15/16	5,970,139	5,943,868	(26,271)
Goldman Sachs & Co.	Mexican Peso	18,243,353	Buy	08/12/16	972,000	994,014	22,014
Goldman Sachs & Co.	Mexican Peso	46,243,270	Buy	08/12/16	2,498,560	2,519,629	21,069
Goldman Sachs & Co.	Hong Kong Sar Dollar	762,813	Buy	07/15/16	98,425	98,339	(86)
JPMorgan Chase & Co.	Swiss Franc	3,564,045	Buy	07/15/16	3,654,000	3,652,466	(1,534)
JPMorgan Chase & Co.	British Pound	2,108,647	Buy	07/15/16	2,808,000	2,807,424	(576)
JPMorgan Chase & Co.	British Pound	2,112,211	Buy	07/15/16	2,886,000	2,812,169	(73,831)
JPMorgan Chase & Co.	Japanese Yen	1,226,229,075	Buy	07/15/16	11,940,277	11,878,686	(61,591)
JPMorgan Chase & Co.	Japanese Yen	1,218,633,029	Buy	07/15/16	11,940,277	11,805,102	(135,175)
JPMorgan Chase & Co.	British Pound	1,162,144	Buy	07/15/16	1,709,000	1,547,262	(161,738)
JPMorgan Chase & Co.	Canadian Dollar	2,845,367	Buy	07/15/16	2,221,000	2,202,482	(18,518)
JPMorgan Chase & Co.	British Pound	2,636,380	Buy	07/15/16	3,863,031	3,510,041	(352,990)
JPMorgan Chase & Co.	Australian Dollar	2,416,816	Buy	07/15/16	1,779,000	1,801,711	22,711
JPMorgan Chase & Co.	Swiss Franc	2,158,822	Buy	07/15/16	2,242,000	2,212,381	(29,619)
JPMorgan Chase & Co.	British Pound	1,218,624	Buy	07/15/16	1,734,000	1,622,460	(111,540)
JPMorgan Chase & Co.	Japanese Yen	133,059,084	Buy	07/15/16	1,277,000	1,288,966	11,966
JPMorgan Chase & Co.	New Zealand Dollar	573,483	Buy	07/15/16	403,000	409,227	6,227
JPMorgan Chase & Co.	Swiss Franc	1,892,007	Buy	07/15/16	1,970,000	1,938,946	(31,054)
JPMorgan Chase & Co.	Japanese Yen	27,018,846	Buy	07/15/16	255,000	261,736	6,736
JPMorgan Chase & Co.	Canadian Dollar	9,806,071	Buy	07/15/16	7,626,461	7,590,477	(35,984)
JPMorgan Chase & Co.	Swiss Franc	1,833,295	Buy	07/15/16	1,906,000	1,878,778	(27,222)
JPMorgan Chase & Co.	Swedish Krona	6,122,982	Buy	07/15/16	737,474	724,050	(13,424)
Morgan Stanley	New Zealand Dollar	1,031,038	Buy	07/15/16	732,000	735,730	3,730
Morgan Stanley	New Zealand Dollar	702,822	Buy	07/15/16	495,000	501,521	6,521
Morgan Stanley	EU Euro	1,535,723	Buy	07/15/16	1,710,000	1,704,984	(5,016)
Morgan Stanley	Japanese Yen	610,160,922	Buy	07/15/16	5,970,139	5,910,731	(59,408)
Morgan Stanley	Japanese Yen	613,438,708	Buy	07/15/16	5,970,139	5,942,483	(27,656)
Morgan Stanley	Japanese Yen	612,759,246	Buy	07/15/16	5,970,139	5,935,901	(34,238)
Morgan Stanley	Japanese Yen	1,218,898,342	Buy	07/15/16	11,940,277	11,807,672	(132,605)
Morgan Stanley	Swedish Krona	12,936,757	Buy	07/15/16	1,580,000	1,529,786	(50,214)
Morgan Stanley	Swedish Krona	4,387,920	Buy	07/15/16	532,000	518,877	(13,123)
Morgan Stanley	Norwegian Krone	10,116,249	Buy	07/15/16	1,210,000	1,208,795	(1,205)
Morgan Stanley	EU Euro	862,125	Buy	07/15/16	970,000	957,145	(12,855)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Japanese Yen	1,129,920,352	Buy	07/15/16	$10,886,723	$10,945,727	$59,004
Morgan Stanley	Canadian Dollar	1,002,776	Buy	07/15/16	776,000	776,208	208
Morgan Stanley	Norwegian Krone	12,592,524	Buy	07/15/16	1,516,000	1,504,686	(11,314)
Morgan Stanley	Swiss Franc	3,253,531	Buy	07/15/16	3,381,719	3,334,249	(47,470)
Morgan Stanley	British Pound	1,143,606	Buy	07/15/16	1,614,000	1,522,582	(91,418)
Morgan Stanley	Japanese Yen	5,350,820,730	Buy	07/15/16	50,485,918	51,834,294	1,348,376
Morgan Stanley	Israeli New Shekel	1,035,992	Buy	08/12/16	270,302	268,641	(1,661)
							$(1,336,040)
Barclays Bank PLC	Swedish Krona	5,000,261	Sell	07/15/16	590,000	591,286	(1,286)
Barclays Bank PLC	Swedish Krona	13,841,247	Sell	07/15/16	1,666,000	1,636,743	29,257
Barclays Bank PLC	Turkish Lira	4,504,188	Sell	08/12/16	1,484,078	1,551,012	(66,934)
Barclays Bank PLC	Hungarian Forint	286,495,812	Sell	08/12/16	1,021,252	1,006,846	14,406
BNP Paribas Bank	Russian Ruble	37,898,113	Sell	08/12/16	568,315	586,242	(17,927)
Citigroup, Inc.	Canadian Dollar	3,328,949	Sell	07/15/16	2,574,000	2,576,802	(2,802)
Citigroup, Inc.	EU Euro	1,591,107	Sell	07/15/16	1,768,000	1,766,473	1,527
Citigroup, Inc.	Norwegian Krone	24,417,340	Sell	07/15/16	2,879,000	2,917,639	(38,639)
Citigroup, Inc.	British Pound	1,125,573	Sell	07/15/16	1,666,000	1,498,573	167,427
Citigroup, Inc.	Japanese Yen	900,862,791	Sell	07/15/16	8,665,000	8,726,808	(61,808)
Citigroup, Inc.	Canadian Dollar	838,408	Sell	07/15/16	652,000	648,977	3,023
Citigroup, Inc.	South African Rand	23,403,781	Sell	08/12/16	1,460,627	1,576,088	(115,461)
Citigroup, Inc.	Philippine Peso	5,648,082	Sell	07/15/16	122,068	119,936	2,132
Deutsche Bank AG	Swedish Krona	18,885,094	Sell	07/15/16	2,234,000	2,233,184	816
Deutsche Bank AG	Japanese Yen	1,232,939,749	Sell	07/15/16	11,940,277	11,943,693	(3,416)
Deutsche Bank AG	British Pound	1,463,931	Sell	07/15/16	1,967,000	1,949,057	17,943
Deutsche Bank AG	Japanese Yen	1,225,144,301	Sell	07/15/16	11,940,277	11,868,177	72,100
Deutsche Bank AG	British Pound	2,816,236	Sell	07/15/16	3,863,031	3,749,499	113,532
Deutsche Bank AG	Canadian Dollar	4,551,907	Sell	07/15/16	3,508,000	3,523,444	(15,444)
Deutsche Bank AG	Norwegian Krone	15,778,284	Sell	07/15/16	1,902,000	1,885,354	16,646
Deutsche Bank AG	EU Euro	1,063,010	Sell	07/15/16	1,203,000	1,180,171	22,829
Deutsche Bank AG	New Zealand Dollar	1,452,953	Sell	07/15/16	1,022,000	1,036,801	(14,801)
Deutsche Bank AG	Swedish Krona	14,063,711	Sell	07/15/16	1,687,000	1,663,050	23,950
Deutsche Bank AG	Swedish Krona	3,538,213	Sell	07/15/16	426,000	418,398	7,602
Deutsche Bank AG	Mexican Peso	44,496,186	Sell	08/12/16	2,376,000	2,424,436	(48,436)
Deutsche Bank AG	Brazilian Real	8,211,832	Sell	08/12/16	2,265,333	2,524,733	(259,400)
Deutsche Bank AG	Thai Baht	28,109,443	Sell	07/15/16	804,161	799,761	4,400
Goldman Sachs & Co.	Japanese Yen	1,270,347,563	Sell	07/15/16	11,940,277	12,306,069	(365,792)
Goldman Sachs & Co.	Polish Zloty	6,836,149	Sell	08/12/16	1,749,258	1,731,006	18,252
Goldman Sachs & Co.	Romanian New Leu	1,620,684	Sell	08/12/16	406,568	397,839	8,729
JPMorgan Chase & Co.	Australian Dollar	1,552,550	Sell	07/15/16	1,157,000	1,157,409	(409)
JPMorgan Chase & Co.	EU Euro	421,873	Sell	07/15/16	468,000	468,370	(370)
JPMorgan Chase & Co.	British Pound	2,819,080	Sell	07/15/16	3,863,031	3,753,285	109,746
JPMorgan Chase & Co.	Swiss Franc	641,502	Sell	07/15/16	661,000	657,417	3,583
JPMorgan Chase & Co.	New Zealand Dollar	1,264,966	Sell	07/15/16	906,000	902,657	3,343
JPMorgan Chase & Co.	Swiss Franc	1,957,475	Sell	07/15/16	2,044,000	2,006,039	37,961
JPMorgan Chase & Co.	Swiss Franc	1,430,020	Sell	07/15/16	1,489,000	1,465,498	23,502
JPMorgan Chase & Co.	British Pound	1,300,021	Sell	07/15/16	1,910,000	1,730,830	179,170
JPMorgan Chase & Co.	Swiss Franc	543,078	Sell	07/15/16	565,000	556,551	8,449
JPMorgan Chase & Co.	British Pound	1,012,143	Sell	07/15/16	1,452,000	1,347,554	104,446
JPMorgan Chase & Co.	Swiss Franc	1,032,879	Sell	07/15/16	1,078,000	1,058,504	19,496
JPMorgan Chase & Co.	Japanese Yen	1,188,663,180	Sell	07/15/16	11,413,500	11,514,779	(101,279)
JPMorgan Chase & Co.	New Zealand Dollar	1,488,671	Sell	07/15/16	1,040,000	1,062,289	(22,289)
JPMorgan Chase & Co.	British Pound	979,499	Sell	07/15/16	1,390,000	1,304,092	85,908
JPMorgan Chase & Co.	Norwegian Krone	5,510,150	Sell	07/15/16	659,746	658,410	1,336
JPMorgan Chase & Co.	Mexican Peso	33,027,108	Sell	08/12/16	1,769,000	1,799,528	(30,528)
JPMorgan Chase & Co.	Colombian Peso	2,961,027,253	Sell	08/12/16	958,882	1,004,837	(45,955)
JPMorgan Chase & Co.	Malaysian Ringgit	8,499,781	Sell	07/15/16	2,166,929	2,116,676	50,253
Morgan Stanley	British Pound	1,831,008	Sell	07/15/16	2,446,000	2,437,779	8,221
Morgan Stanley	Japanese Yen	1,214,496,200	Sell	07/15/16	11,940,277	11,765,028	175,249
Morgan Stanley	Japanese Yen	74,550,089	Sell	07/15/16	730,000	722,179	7,821
Morgan Stanley	New Zealand Dollar	1,743,347	Sell	07/15/16	1,244,000	1,244,021	(21)
Morgan Stanley	Japanese Yen	1,260,693,490	Sell	07/15/16	11,940,277	12,212,548	(272,271)
Morgan Stanley	EU Euro	1,758,423	Sell	07/15/16	1,998,000	1,952,229	45,771
Morgan Stanley	Swiss Franc	3,494,882	Sell	07/15/16	3,653,000	3,581,587	71,413
Morgan Stanley	Japanese Yen	2,380,637,646	Sell	07/15/16	22,827,000	23,061,634	(234,634)
Morgan Stanley	Canadian Dollar	1,599,401	Sell	07/15/16	1,246,000	1,238,031	7,969
Morgan Stanley	British Pound	334,538	Sell	07/15/16	490,000	445,399	44,601
Morgan Stanley	Canadian Dollar	4,018,124	Sell	07/15/16	3,102,000	3,110,265	(8,265)
Morgan Stanley	Norwegian Krone	27,888,445	Sell	07/15/16	3,321,000	3,332,402	(11,402)
Morgan Stanley	Indonesian Rupiah	28,526,241,483	Sell	07/15/16	2,152,112	2,158,296	(6,184)
							$(232,944)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

At June 30, 2016, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	29	09/08/16	$6,312,995	$583,916
Australia 10-Year Bond	11	09/15/16	1,117,356	9,214
Australia 3-Year Bond	36	09/15/16	3,038,862	2,488
Canada 10-Year Bond	30	09/21/16	3,437,594	81,404
Euro-Bobl 5-Year	115	09/08/16	17,050,272	158,746
Euro-Schatz	139	09/08/16	17,286,688	41,562
Long Gilt	33	09/28/16	5,644,754	259,076
Short Gilt	28	09/28/16	3,881,092	18,746
U.S. Treasury 10-Year Note	40	09/21/16	5,319,375	(7,773)
U.S. Treasury 2-Year Note	19	09/30/16	4,167,234	13,321
U.S. Treasury Ultra Long Bond	42	09/21/16	7,827,750	276,327
			$75,083,972	$1,437,027
Short Contracts
Euro-Bund	(82)	09/08/16	(15,207,901)	(357,646)
Japan 10-Year Bond (TSE)	(4)	09/12/16	(5,923,401)	(38,341)
U.S. Treasury 5-Year Note	(93)	09/30/16	(11,361,258)	(210,646)
U.S. Treasury Long Bond	(36)	09/21/16	(6,204,375)	(349,375)
U.S. Treasury Ultra 10-Year Note	(81)	09/21/16	(11,799,422)	(384,546)
			$(50,496,357)	$(1,340,554)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.960% and pay a floating rate based on the 6-month CAD-BA-CDOR	Chicago Mercantile Exchange	11/21/44	CAD	1,000,000	$226,133	$218,316
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.143%	Chicago Mercantile Exchange	02/04/46	EUR	500,000	(50,936)	(51,801)
Receive a fixed rate equal to 0.892% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/20/46	EUR	10,200,000	259,709	249,261
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.934%	Chicago Mercantile Exchange	06/21/46	EUR	4,300,000	(165,382)	(161,824)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.960%	Chicago Mercantile Exchange	06/22/46	EUR	10,200,000	(476,021)	(469,605)
Receive a fixed rate equal to 1.005% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/23/46	EUR	14,200,000	858,536	852,256
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.001%	Chicago Mercantile Exchange	06/24/46	EUR	14,200,000	(841,061)	(833,568)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.070%	Chicago Mercantile Exchange	06/27/46	EUR	8,900,000	(717,483)	(715,779)
Receive a fixed rate equal to 0.853% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/28/46	EUR	8,600,000	115,967	114,948
Receive a fixed rate equal to 0.800% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/29/46	EUR	5,400,000	(15,792)	(15,691)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.803%	Chicago Mercantile Exchange	07/01/46	EUR	7,100,000	14,195	14,195
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.123%	Chicago Mercantile Exchange	02/11/19	EUR	200,000	(491)	(492)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.095%	Chicago Mercantile Exchange	02/16/19	EUR	100,000	(328)	(330)
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.056%	Chicago Mercantile Exchange	02/10/21	EUR	100,000	$(953)	$(962)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.054%	Chicago Mercantile Exchange	04/25/21	EUR	17,000,000	(154,622)	(156,432)
Receive a fixed rate equal to -0.058% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/20/21	EUR	17,100,000	42,798	42,021
Receive a fixed rate equal to -0.101% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/01/21	EUR	101,900,000	6,878	6,878
Receive a fixed rate equal to 0.294% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/10/23	EUR	2,400,000	45,884	46,448
Receive a fixed rate equal to 0.325% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/16/23	EUR	100,000	2,139	2,163
Receive a fixed rate equal to 0.928% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	06/14/26	EUR	11,900,000	437,139	425,200
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.980%	Chicago Mercantile Exchange	06/15/26	EUR	11,900,000	(626,747)	(617,946)
Receive a fixed rate equal to 2.899% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	Chicago Mercantile Exchange	08/22/44	GBP	2,000,000	1,106,061	1,210,776
Receive a fixed rate equal to 0.387% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/31	JPY	7,700,000	3,753	3,658
Receive a fixed rate equal to 0.360% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/31	JPY	867,000,000	388,694	381,198
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.372%	Chicago Mercantile Exchange	03/07/31	JPY	350,000,000	(163,172)	(159,601)
Receive a fixed rate equal to 0.623% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/36	JPY	6,200,000	6,018	5,811
Receive a fixed rate equal to 0.585% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/36	JPY	693,000,000	622,354	603,936
Receive a fixed rate equal to -0.105% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/21	JPY	750,000,000	20,487	20,704
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.030%	Chicago Mercantile Exchange	03/02/23	JPY	15,400,000	(989)	(997)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.044%	Chicago Mercantile Exchange	03/03/23	JPY	1,733,000,000	(95,732)	(98,267)
Receive a fixed rate equal to -0.020% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/23	JPY	750,000,000	52,883	52,948
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	1,855,000,000	1,224,540	1,123,324
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.119%	Chicago Mercantile Exchange	03/02/26	JPY	10,900,000	(1,833)	(1,820)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.103%	Chicago Mercantile Exchange	03/03/26	JPY	1,231,000,000	(188,603)	(188,934)
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,015,000,000	3,227,614	2,996,982
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	468,636,765	(1,695,571)	(1,564,813)
Receive a fixed rate equal to 0.558% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/24/45	JPY	1,084,559,370	589,137	526,522

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.704% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/27/16	USD	21,000,000	$859	$859
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	87,000,000	(25,083)	(25,083)
Receive a fixed rate equal to 0.747% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/17	USD	19,000,000	11,682	11,682
Receive a fixed rate equal to 0.924% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/13/17	USD	16,000,000	43,066	43,066
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.082%	Chicago Mercantile Exchange	08/21/17	USD	15,000,000	(67,306)	(67,306)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.143%	Chicago Mercantile Exchange	08/27/17	USD	40,000,000	(210,193)	(210,193)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.702%	Chicago Mercantile Exchange	04/04/18	USD	36,500,000	(97,468)	(97,468)
Receive a fixed rate equal to 0.859% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/18	USD	18,000,000	43,032	43,032
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.969%	Chicago Mercantile Exchange	04/29/18	USD	48,400,000	(212,585)	(212,585)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.957%	Chicago Mercantile Exchange	04/29/18	USD	48,400,000	(202,340)	(202,340)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.919%	Chicago Mercantile Exchange	05/03/18	USD	48,400,000	(167,391)	(167,391)
Receive a fixed rate equal to 0.938% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/04/18	USD	106,400,000	406,299	406,299
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.861%	Chicago Mercantile Exchange	05/09/18	USD	45,500,000	(109,529)	(109,529)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.868%	Chicago Mercantile Exchange	05/13/18	USD	35,400,000	(90,198)	(90,198)
Receive a fixed rate equal to 0.877% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/16/18	USD	119,700,000	325,695	325,695
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.249%	Chicago Mercantile Exchange	07/06/18	USD	11,600,000	(117,955)	(117,955)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.170%	Chicago Mercantile Exchange	01/19/19	USD	27,800,000	(271,008)	(271,008)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.826%	Chicago Mercantile Exchange	04/04/19	USD	13,000,000	(66,782)	(66,782)
Receive a fixed rate equal to 0.972% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/19	USD	25,000,000	117,292	117,292
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.999%	Chicago Mercantile Exchange	06/23/19	USD	45,700,000	(243,488)	(243,488)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.016%	Chicago Mercantile Exchange	06/27/19	USD	9,500,000	(55,389)	(55,389)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.021%	Chicago Mercantile Exchange	06/27/19	USD	19,400,000	(116,218)	(116,218)
Receive a fixed rate equal to 0.792% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/29/19	USD	144,000,000	(106,264)	(106,264)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.800%	Chicago Mercantile Exchange	06/30/19	USD	15,400,000	$8,067	$8,067
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.828%	Chicago Mercantile Exchange	07/01/19	USD	12,000,000	(2,717)	(2,717)
Receive a fixed rate equal to 0.836% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/05/19	USD	23,900,000	—	—
Receive a fixed rate equal to 0.834% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/05/19	USD	12,200,000	—	—
Receive a fixed rate equal to 1.743% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	08/21/19	USD	8,100,000	229,059	229,059
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.7440%	Chicago Mercantile Exchange	08/21/19	USD	32,000,000	(906,421)	(906,421)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.792%	Chicago Mercantile Exchange	08/27/19	USD	8,000,000	(239,333)	(239,333)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	59,452,000	(1,607,932)	(1,607,932)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	121,260,000	4,613,538	4,613,538
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	27,546,000	(1,062,802)	(1,062,802)
Receive a fixed rate equal to 1.465% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/19/21	USD	10,600,000	239,400	239,400
Receive a fixed rate equal to 1.255% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/21	USD	38,214,000	498,924	498,924
Receive a fixed rate equal to 1.255% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/21	USD	7,500,000	(84,442)	(84,442)
Receive a fixed rate equal to 1.209% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/21	USD	8,000,000	85,757	85,757
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	Chicago Mercantile Exchange	05/15/21	USD	12,000,000	(710,532)	(710,532)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.179%	Chicago Mercantile Exchange	07/01/21	USD	45,000,000	(2,606,976)	(2,606,976)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.313%	Chicago Mercantile Exchange	04/04/23	USD	6,000,000	(116,570)	(116,570)
Receive a fixed rate equal to 1.433% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/23	USD	1,500,000	26,646	26,646
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.557%	Chicago Mercantile Exchange	08/21/24	USD	300,000	(30,275)	(30,275)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	8,500,000	(830,747)	(830,747)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	30,878,000	2,784,588	2,784,588
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	64,260,000	(7,614,608)	(7,614,608)
Receive a fixed rate equal to 1.692% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/04/25	USD	10,917,000	343,890	343,890
Receive a fixed rate equal to 2.133% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/25	USD	6,000,000	410,939	410,939

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.528% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/25	USD	14,505,000	$1,498,662	$1,498,662
Receive a fixed rate equal to 2.232% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/14/25	USD	7,000,000	544,233	544,233
Receive a fixed rate equal to 1.754% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/29/26	USD	10,300,000	348,815	348,815
Receive a fixed rate equal to 1.768% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/29/26	USD	10,300,000	362,905	362,905
Receive a fixed rate equal to 1.729% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/03/26	USD	10,300,000	322,735	322,735
Receive a fixed rate equal to 1.743% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/04/26	USD	11,400,000	372,401	372,401
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.763%	Chicago Mercantile Exchange	05/04/26	USD	22,500,000	(777,712)	(777,712)
Receive a fixed rate equal to 1.693% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/06/26	USD	11,300,000	315,845	315,845
Receive a fixed rate equal to 1.686% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/06/26	USD	11,300,000	308,373	308,373
Receive a fixed rate equal to 1.630% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/09/26	USD	8,100,000	178,114	178,114
Receive a fixed rate equal to 1.604% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/10/26	USD	6,500,000	126,711	126,711
Receive a fixed rate equal to 1.605% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/10/26	USD	9,600,000	187,960	187,960
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.629%	Chicago Mercantile Exchange	05/16/26	USD	26,200,000	(571,165)	(571,165)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.630%	Chicago Mercantile Exchange	05/17/26	USD	7,500,000	(164,338)	(164,338)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.640%	Chicago Mercantile Exchange	05/19/26	USD	11,500,000	(262,620)	(262,620)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.761%	Chicago Mercantile Exchange	05/26/26	USD	9,450,000	(322,801)	(322,801)
Receive a fixed rate equal to 1.700% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/06/26	USD	9,100,000	256,940	256,940
Receive a fixed rate equal to 1.607% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/07/26	USD	7,700,000	149,531	149,531
Receive a fixed rate equal to 1.614% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/07/26	USD	7,700,000	154,284	154,284
Receive a fixed rate equal to 1.593% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/07/26	USD	11,600,000	209,244	209,244
Receive a fixed rate equal to 1.635% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/08/26	USD	11,600,000	256,241	256,241
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.523%	Chicago Mercantile Exchange	06/17/26	USD	13,200,000	(149,279)	(149,279)
Receive a fixed rate equal to 1.499% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/26	USD	5,700,000	51,671	51,671

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.473% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/26	USD	11,800,000	$77,108	$77,108
Receive a fixed rate equal to 1.457% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/20/26	USD	3,800,000	18,837	18,837
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.510%	Chicago Mercantile Exchange	06/21/26	USD	18,900,000	(190,120)	(190,120)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.627%	Chicago Mercantile Exchange	06/27/26	USD	12,500,000	(264,480)	(264,480)
Receive a fixed rate equal to 1.637% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/27/26	USD	2,900,000	64,212	64,212
Receive a fixed rate equal to 1.463% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/28/26	USD	37,000,000	203,200	203,200
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.411%	Chicago Mercantile Exchange	07/01/26	USD	7,500,000	(3,153)	(3,153)
Receive a fixed rate equal to 1.393% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/05/26	USD	7,500,000	—	—
Receive a fixed rate equal to 1.837% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/31	USD	1,500,000	60,215	60,215
Receive a fixed rate equal to 3.057% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/44	USD	1,400,000	388,669	388,669
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.188%	Chicago Mercantile Exchange	04/04/46	USD	900,000	(66,718)	(66,718)
Receive a fixed rate equal to 2.035% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/46	USD	900,000	65,093	65,093
					$20,997	$(175,523)

At June 30, 2016, the following over-the-counter written options were outstanding for Voya Global Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
24,200,000	Bank of America	Put USD vs. Call EUR	1.145	USD	07/22/16	$125,840	$(25,926)
24,700,000	Bank of America	Put USD vs. Call EUR	1.165	USD	07/07/16	192,042	(170)
19,600,000	JPMorgan Chase & Co.	Put USD vs. Call EUR	1.180	USD	08/05/16	154,350	(5,901)
24,700,000	Societe Generale	Put USD vs. Call EUR	1.150	USD	08/31/16	155,963	(93,091)
22,900,000	Goldman Sachs & Co.	Put USD vs. Call JPY	101.000	USD	08/05/16	195,531	(208,240)
22,900,000	Goldman Sachs & Co.	Put USD vs. Call JPY	104.000	USD	09/02/16	206,100	(588,712)
24,300,000	Goldman Sachs & Co.	Put USD vs. Call JPY	98.000	USD	08/08/16	223,074	(101,480)
22,900,000	JPMorgan Chase & Co.	Put USD vs. Call JPY	102.750	USD	07/07/16	190,299	(92,666)
24,200,000	Societe Generale	Put USD vs. Call JPY	106.000	USD	07/22/16	146,326	(730,231)
					Total Written OTC Options	$1,589,525	$(1,846,417)

At June 30, 2016, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	6-month EUR-EURIBOR-Reuters	Pay	0.940%	07/14/16	EUR	21,600,000	$627,726	$(225,223)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.840%	09/16/16	USD	79,600,000	1,699,460	(155,420)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	0.984%	09/19/16	USD	250,200,000	1,067,818	(447,345)
Put OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Pay	1.888%	09/14/16	USD	79,400,000	1,745,634	(115,446)
Call OTC Swaption	Barclays Bank PLC	6-month EUR-EURIBOR-Reuters	Receive	0.940%	07/14/16	EUR	21,600,000	627,726	(611,217)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.840%	09/16/16	USD	79,600,000	1,699,460	(3,407,650)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	0.984%	09/19/16	USD	250,200,000	$1,067,818	$(1,477,095)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.888%	09/14/16	USD	79,400,000	1,745,634	(3,726,270)
						Total Written Swaptions		$10,281,276	$(10,165,666)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the six months ended June 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund — Class P	$10,077,423	$248,321	$—	$594,740	$10,920,484	$248,320	$—	$—
Voya Emerging Markets Hard Currency Debt Fund — Class P	15,265,422	477,774	—	1,103,552	16,846,748	477,774	—	—
Voya Emerging Markets Local Currency Debt Fund — Class P	20,054,916	—	—	1,955,865	22,010,781	—	—	—
Voya High Yield Bond Fund — Class P	8,523,268	151,265	(7,044,233)	901,241	2,531,541	151,098	(764,233)	—
	$53,921,029	$877,360	$(7,044,233)	$4,555,398	$52,309,554	$877,192	$(764,233)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$875,477
Interest rate contracts	Investments in securities at value*	9,584,667
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,546,246
Interest rate contracts	Net Assets — Unrealized appreciation**	1,444,800
Interest rate contracts	Net Assets — Unrealized appreciation***	25,608,277
Total Asset Derivatives		$41,059,467
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,115,230
Interest rate contracts	Net Assets — Unrealized depreciation**	1,348,327
Interest rate contracts	Net Assets — Unrealized depreciation***	25,783,800
Foreign exchange contracts	Written options, at fair value	1,846,417
Interest rate contracts	Written options, at fair value	10,165,666
Total Liability Derivatives		$44,259,440

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day's variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2016 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Equity contracts	$—	$—	$(79,256)	$—	$—	$(79,256)
Credit Contracts	—	—	—	(76,681)	—	(76,681)
Foreign exchange contracts	(916,529)	3,917,514	—	—	1,267,945	4,268,930
Interest rate contracts	(1,165,212)	—	1,047,582	(21,383)	1,865,948	1,726,935
Total	$(2,081,741)	$3,917,514	$968,326	$(98,064)	$3,133,893	$5,839,928
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$33,124	$—	$33,124
Foreign exchange contracts	(714,049)	(1,485,786)	—	—	(256,892)	(2,456,727)
Interest rate contracts	(248,572)	—	358,771	529,764	115,610	755,573
Total	$(962,621)	$(1,485,786)	$358,771	$562,888	$(141,282)	$(1,668,030)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	Bank of America	Barclays Bank PLC	BNP Parbis Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Societe Generale	Totals
Assets:
Purchased options	$253,013	$718,807	$—	$—	$3,467,504	$302,690	$5,582,329	$—	$135,801	$10,460,144
Forward foreign currency contracts	—	128,317	—	372,576	512,993	78,643	674,833	1,778,884	—	3,546,246
Total Assets	$253,013	$847,124	$—	$372,576	$3,980,497	$381,333	$6,257,162	$1,778,884	$135,801	$14,006,390
Liabilities:
Forward foreign currency contracts	$—	$1,419,633	$17,927	$298,876	$649,255	$452,953	$1,255,626	$1,020,960	$—	$5,115,230
Written options	26,096	836,440	—	—	3,563,070	898,432	5,864,723	—	823,322	12,012,083
Total Liabilities	$26,096	$2,256,073	$17,927	$298,876	$4,212,325	$1,351,385	$7,120,349	$1,020,960	$823,322	$17,127,313
Net OTC derivative instruments by counterparty, at fair value	$226,917	$(1,408,949)	$(17,927)	$73,700	$(231,828)	$(970,052)	$(863,187)	$757,924	$(687,521)	$(3,120,923)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$1,230,000	$—	$—	$—	$—	$863,187	$(757,924)	$687,521	$2,022,784
Net Exposure(1)(2)	$226,917	$(178,949)	$(17,927)	$73,700	$(231,828)	$(970,052)	$—	$—	$—	$(1,098,139)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)  At June 30, 2016, the Portfolio had pledged $1,020,000 to JPMorgan Chase & Co. and $980,000 to Societe Generale. Additionally, Morgan Stanley had pledged $1,040,000 in cash collateral to the Portfolio as of June 30, 2016. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Financials	30.2%
Industrials	13.4%
Energy	10.4%
Consumer Discretionary	8.2%
Information Technology	8.0%
Utilities	7.9%
Health Care	7.4%
Consumer Staples	5.8%
Materials	4.7%
Exchange-Traded Funds	1.8%
Telecommunication Services	0.7%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.7%
	Consumer Discretionary: 8.2%
17,104	Advance Auto Parts, Inc.	$2,764,519	0.9
66,438	CST Brands, Inc.	2,862,149	1.0
870,580	Other Securities(a)	18,655,284	6.3
		24,281,952	8.2
	Consumer Staples: 5.8%
62,609	ConAgra Foods, Inc.	2,993,336	1.0
29,218	General Mills, Inc.	2,083,828	0.7
58,577	Mondelez International, Inc.	2,665,839	0.9
64,236	Sysco Corp.	3,259,335	1.1
155,027	Other Securities(a)	6,114,056	2.1
		17,116,394	5.8
	Energy: 10.4%
42,977	Anadarko Petroleum Corp.	2,288,525	0.8
76,872	Devon Energy Corp.	2,786,610	0.9
51,592	EQT Corp.	3,994,769	1.4
45,188	Halliburton Co.	2,046,564	0.7
160,725	Imperial Oil Ltd.	5,085,675	1.7
88,081	Noble Energy, Inc.	3,159,465	1.1
41,853	Occidental Petroleum Corp.	3,162,413	1.1
439,362	Other Securities(a)	8,132,251	2.7
		30,656,272	10.4
	Financials: 30.2%
62,434	BB&T Corp.	2,223,275	0.7
50,999	Brown & Brown, Inc.	1,910,932	0.6
157,247	Capitol Federal Financial, Inc.	2,193,596	0.7
24,421	Chubb Ltd.	3,192,069	1.1
Shares			Value	Percentage of Net Assets
50,631		Commerce Bancshares, Inc.	$2,425,225	0.8
59,330		Corrections Corp. of America	2,077,736	0.7
18,977		M&T Bank Corp.	2,243,651	0.8
97,763		Northern Trust Corp.	6,477,776	2.2
112,754		Piedmont Office Realty Trust, Inc.	2,428,721	0.8
27,521		PNC Financial Services Group, Inc.	2,239,934	0.8
26,637		Reinsurance Group of America, Inc.	2,583,523	0.9
38,594		State Street Corp.	2,080,988	0.7
55,222		UMB Financial Corp.	2,938,363	1.0
42,531	L	Westamerica Bancorp.	2,095,077	0.7
125,801		Weyerhaeuser Co.	3,745,096	1.3
1,747,539		Other Securities(a)	48,717,492	16.4
			89,573,454	30.2
		Health Care: 7.4%
49,401		Baxter International, Inc.	2,233,913	0.8
69,222	@	LifePoint Hospitals, Inc.	4,525,042	1.5
35,555		Quest Diagnostics, Inc.	2,894,533	1.0
37,517		Zimmer Biomet Holdings, Inc.	4,516,296	1.5
189,862		Other Securities	7,654,786	2.6
			21,824,570	7.4
		Industrials: 13.4%
102,270		CSX Corp.	2,667,202	0.9
130,563	L	Heartland Express, Inc.	2,270,490	0.8
18,234		Hubbell, Inc.	1,923,140	0.6
114,641		Koninklijke Philips NV	2,847,267	1.0
80,470		Republic Services, Inc.	4,128,916	1.4
118,543		Tyco International Plc	5,049,932	1.7
615,675		Other Securities(a)	20,644,658	7.0
			39,531,605	13.4

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology: 8.0%
124,884		Applied Materials, Inc.	$2,993,470	1.0
67,139	@	Keysight Technologies, Inc.	1,953,074	0.7
74,974		Maxim Integrated Products	2,675,822	0.9
38,677		TE Connectivity Ltd.	2,208,843	0.7
125,475		Teradyne, Inc.	2,470,603	0.8
590,456		Other Securities(a)	11,496,720	3.9
			23,798,532	8.0
		Materials: 4.7%
76,583		WestRock Co.	2,976,781	1.0
446,291		Other Securities	11,052,273	3.7
			14,029,054	4.7
		Telecommunication Services: 0.7%
68,522		CenturyLink, Inc.	1,987,823	0.7
		Utilities: 7.9%
52,499		Edison International	4,077,597	1.4
57,432		PG&E Corp.	3,671,053	1.2
33,548		Spire, Inc.	2,376,540	0.8
83,597		Xcel Energy, Inc.	3,743,474	1.3
149,668		Other Securities	9,645,168	3.2
			23,513,832	7.9
		Total Common Stock (Cost $271,187,177)	286,313,488	96.7
EXCHANGE-TRADED FUNDS: 1.8%
7,194		iShares Russell 2000 Value Index Fund	699,976	0.2
63,070		iShares Russell Midcap Value Index Fund	4,685,471	1.6
		Total Exchange-Traded Funds (Cost $4,980,381)	5,385,447	1.8
		Total Long-Term Investments (Cost $276,167,558)	291,698,935	98.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 2.5%
1,785,549	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,785,569, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,821,260, due 08/15/16-11/15/45)	$1,785,549	0.6
1,785,549	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,785,572, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,821,260, due 07/15/16-09/20/65)	1,785,549	0.6
1,785,549	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,785,573, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $1,821,260, due 07/07/16-02/01/49)	1,785,549	0.6
1,785,549	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,785,571, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,821,260, due 03/15/18-09/09/49)	1,785,549	0.6

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
375,824	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $375,828, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $383,341, due 12/01/16-02/20/66)	$375,824	0.1
		7,518,020	2.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
4,411,399	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $4,411,399)	$4,411,399	1.5
	Total Short-Term Investments (Cost $11,929,419)	11,929,419	4.0
	Total Investments in Securities (Cost $288,096,977)	$303,628,354	102.5
	Liabilities in Excess of Other Assets	(7,338,555)	(2.5)
	Net Assets	$296,289,799	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2016.

@  Non-income producing security.

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $292,057,539.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$27,959,435
Gross Unrealized Depreciation	(16,388,620)
Net Unrealized Appreciation	$11,570,815

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$24,281,952	$—	$—	$24,281,952
Consumer Staples	17,116,394	—	—	17,116,394
Energy	30,656,272	—	—	30,656,272
Financials	89,573,454	—	—	89,573,454
Health Care	21,824,570	—	—	21,824,570
Industrials	36,684,338	2,847,267	—	39,531,605
Information Technology	23,798,532	—	—	23,798,532
Materials	14,029,054	—	—	14,029,054
Telecommunication Services	1,987,823	—	—	1,987,823
Utilities	23,513,832	—	—	23,513,832
Total Common Stock	283,466,221	2,847,267	—	286,313,488
Exchange-Traded Funds	5,385,447	—	—	5,385,447
Short-Term Investments	4,411,399	7,518,020	—	11,929,419
Total Investments, at fair value	$293,263,067	$10,365,287	$—	$303,628,354
Other Financial Instruments+
Forward Foreign Currency Contracts	—	9,585	—	9,585
Total Assets	$293,263,067	$10,374,872	$—	$303,637,939
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(69,374)	$—	$(69,374)
Total Liabilities	$—	$(69,374)	$—	$(69,374)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2016, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS AG	EU Euro	106,215	Buy	09/30/16	$117,612	$118,265	$653
							$653
Credit Suisse Group AG	Japanese Yen	94,919,466	Sell	09/30/16	931,039	922,107	8,932
Morgan Stanley	Canadian Dollar	169,463	Sell	09/30/16	130,615	131,189	(574)
Morgan Stanley	Canadian Dollar	5,196,015	Sell	09/30/16	3,972,853	4,022,462	(49,609)
UBS AG	EU Euro	3,276	Sell	09/30/16	3,639	3,648	(9)
UBS AG	EU Euro	94,034	Sell	09/30/16	104,436	104,702	(266)
UBS AG	EU Euro	132,969	Sell	09/30/16	146,954	148,054	(1,100)
UBS AG	EU Euro	2,153,531	Sell	09/30/16	2,380,029	2,397,845	(17,816)
							$(60,442)

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$9,585
Total Asset Derivatives		$9,585
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$69,374
Total Liability Derivatives		$69,374

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(256,158)
Total	$(256,158)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$51,480
Total	$51,480

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Consumer Discretionary	31.8%
Information Technology	23.5%
Financials	21.7%
Health Care	9.1%
Consumer Staples	6.5%
Industrials	4.5%
Materials	1.7%
Telecommunication Services	1.0%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Consumer Discretionary: 31.8%
2,790,684	@	AO World PLC	$5,201,163	0.7
417,500	@	Bright Horizons Family Solutions, Inc.	27,684,425	3.5
570,000		Choice Hotels International, Inc.	27,143,400	3.4
264,000		Dick's Sporting Goods, Inc.	11,895,840	1.5
761,383		Manchester United PLC - Class A	12,128,831	1.5
188,200		Marriott Vacations Worldwide Corp.	12,889,818	1.6
157,000		Morningstar, Inc.	12,839,460	1.6
280,845	@	Nord Anglia Education, Inc.	5,937,064	0.7
66,700	@	Panera Bread Co.	14,136,398	1.8
400,380	@	Penn National Gaming, Inc.	5,585,301	0.7
593,691	@	Pinnacle Entertainment, Inc.	6,578,096	0.8
213,000	@	Red Rock Resorts, Inc.	4,681,740	0.6
965,942	@	Under Armour, Inc.	36,941,364	4.6
475,000		Vail Resorts, Inc.	65,659,250	8.2
333,400		Other Securities	4,721,060	0.6
			254,023,210	31.8
		Consumer Staples: 6.5%
189,500		Church & Dwight Co., Inc.	19,497,655	2.5
500,000	@	Smart & Final Stores, Inc.	7,445,000	0.9
203,000	@	TreeHouse Foods, Inc.	20,837,950	2.6
155,000		Other Securities	4,171,050	0.5
			51,951,655	6.5
		Financials: 21.7%
17,500		Alexander's, Inc.	7,161,525	0.9
82,000		Alexandria Real Estate Equities, Inc.	8,488,640	1.1
115,000		American Assets Trust, Inc.	4,880,600	0.6
Shares			Value	Percentage of Net Assets
195,000	@	Arch Capital Group Ltd.	$14,040,000	1.8
260,000		Artisan Partners Asset Management, Inc.	7,196,800	0.9
287,500		Carlyle Group L.P.	4,666,125	0.6
420,000		Cohen & Steers, Inc.	16,984,800	2.1
474,170		Douglas Emmett, Inc.	16,842,518	2.1
297,229		Financial Engines, Inc.	7,689,314	1.0
1,009,048		Gaming and Leisure Properties, Inc.	34,791,975	4.3
208,000		MSCI, Inc. - Class A	16,040,960	2.0
160,000		Oaktree Capital Group, LLC	7,161,600	0.9
390,000		Primerica, Inc.	22,323,600	2.8
228,392		Other Securities	5,006,162	0.6
			173,274,619	21.7
		Health Care: 9.1%
105,000		Bio-Techne Corp.	11,840,850	1.5
244,400	@	Idexx Laboratories, Inc.	22,694,984	2.8
708,053	@	Inovalon Holdings, Inc.	12,752,034	1.6
36,000	@	Mettler Toledo International, Inc.	13,137,120	1.7
130,000		West Pharmaceutical Services, Inc.	9,864,400	1.2
47,008		Other Securities	2,644,200	0.3
			72,933,588	9.1
		Industrials: 4.5%
175,000		Air Lease Corp.	4,686,500	0.6
231,000	@	Middleby Corp.	26,622,750	3.3
100,000	@	Trex Co., Inc.	4,492,000	0.6
			35,801,250	4.5
		Information Technology: 23.5%
239,000	@	Ansys, Inc.	21,689,250	2.7
300,448	@	Benefitfocus, Inc.	11,453,078	1.4
376,900		Booz Allen Hamilton Holding Corp.	11,171,316	1.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
157,000	@	CoStar Group, Inc.	$34,329,620	4.3
85,000		Factset Research Systems, Inc.	13,720,700	1.7
387,000	@	Gartner, Inc.	37,697,670	4.7
165,000	@	Guidewire Software, Inc.	10,190,400	1.3
36,907		Littelfuse, Inc.	4,362,038	0.5
400,000		MAXIMUS, Inc.	22,148,000	2.8
770,000		SS&C Technologies Holdings, Inc.	21,621,600	2.7
			188,383,672	23.5
		Materials: 1.7%
402,000	@	Caesarstone Ltd.	13,973,520	1.7
		Telecommunication Services: 1.0%
921,311	@	Iridium Communications, Inc.	8,181,242	1.0
		Total Common Stock (Cost $379,565,252)	798,522,756	99.8
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
924,418	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $924,418)	$924,418	0.1
	Total Short-Term Investments (Cost $924,418)	924,418	0.1
	Total Investments in Securities (Cost $380,489,670)	$799,447,174	99.9
	Assets in Excess of Other Liabilities	555,420	0.1
	Net Assets	$800,002,594	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††  Rate shown is the 7-day yield as of June 30, 2016.

@  Non-income producing security.

Cost for federal income tax purposes is $388,418,836.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$427,605,964
Gross Unrealized Depreciation	(16,577,626)
Net Unrealized Appreciation	$411,028,338
Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$254,023,210	$—	$—	$254,023,210
Consumer Staples	51,951,655	—	—	51,951,655
Financials	172,712,162	562,457	—	173,274,619
Health Care	72,933,588	—	—	72,933,588
Industrials	35,801,250	—	—	35,801,250
Information Technology	188,383,672	—	—	188,383,672
Materials	13,973,520	—	—	13,973,520
Telecommunication Services	8,181,242	—	—	8,181,242
Total Common Stock	797,960,299	562,457	—	798,522,756
Short-Term Investments	924,418	—	—	924,418
Total Investments, at fair value	$798,884,717	$562,457	$—	$799,447,174

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Information Technology	19.5%
Financials	17.3%
Health Care	16.7%
Consumer Discretionary	13.9%
Industrials	8.3%
Consumer Staples	7.5%
Energy	7.5%
Telecommunication Services	3.2%
Utilities	1.4%
Materials	0.6%
Assets in Excess of Other Liabilities	4.1%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.9%
	Consumer Discretionary: 13.9%
62,375	CBS Corp. - Class B	$3,395,695	1.0
84,210	Coach, Inc.	3,430,715	1.0
125,417	Comcast Corp. - Class A	8,175,934	2.5
53,868	Delphi Automotive PLC	3,372,137	1.0
84,559	Lowe's Cos, Inc.	6,694,536	2.0
48,030	Newell Rubbermaid, Inc.	2,332,817	0.7
30,585	PVH Corp.	2,882,025	0.9
334,159	Other Securities	15,876,459	4.8
		46,160,318	13.9
	Consumer Staples: 7.5%
59,756	CVS Health Corp.	5,721,039	1.7
65,673	PepsiCo, Inc.	6,957,398	2.1
43,190	Philip Morris International, Inc.	4,393,287	1.3
51,927	Walgreens Boots Alliance, Inc.	4,323,961	1.3
57,080	Other Securities	3,505,356	1.1
		24,901,041	7.5
	Energy: 7.5%
142,997	Canadian Natural Resources Ltd.	4,408,598	1.3
47,321	Chevron Corp.	4,960,661	1.5
69,495	Exxon Mobil Corp.	6,514,461	2.0
41,250	Schlumberger Ltd.	3,262,050	1.0
119,590	Other Securities	5,541,762	1.7
		24,687,532	7.5
	Financials: 17.3%
36,155	American Tower Corp.	4,107,569	1.2
30,738	Aon PLC	3,357,512	1.0
73,196	Bank of New York Mellon Corp.	2,843,665	0.9
Shares			Value	Percentage of Net Assets
65,292	@	Berkshire Hathaway, Inc. - Class B	$9,453,629	2.8
14,374		Blackrock, Inc.	4,923,526	1.5
204,336		Citigroup, Inc.	8,661,803	2.6
132,063		JPMorgan Chase & Co.	8,206,395	2.5
219,335		Morgan Stanley	5,698,323	1.7
30,755		S&P Global, Inc.	3,298,781	1.0
105,080		Wells Fargo & Co.	4,973,436	1.5
72,951		Other Securities	1,908,313	0.6
			57,432,952	17.3
		Health Care: 16.7%
133,795		Abbott Laboratories	5,259,481	1.6
22,260		Anthem, Inc.	2,923,628	0.9
13,330	@	Biogen, Inc.	3,223,461	1.0
41,874	@	Celgene Corp.	4,130,033	1.2
15,651		Cooper Cos., Inc.	2,685,242	0.8
77,864		Johnson & Johnson	9,444,903	2.8
94,578		Medtronic PLC	8,206,533	2.5
233,770		Pfizer, Inc.	8,231,042	2.5
34,345		Zimmer Biomet Holdings, Inc.	4,134,451	1.2
66,903		Other Securities	7,143,854	2.2
			55,382,628	16.7
		Industrials: 8.3%
29,281		FedEx Corp.	4,444,270	1.3
178,655		General Electric Co.	5,624,059	1.7
55,827		Honeywell International, Inc.	6,493,797	2.0
125,725		Nielsen NV	6,533,928	2.0
53,480		Other Securities	4,292,031	1.3
			27,388,085	8.3
		Information Technology: 19.5%
177,455		Activision Blizzard, Inc.	7,032,542	2.1
5,723	@	Alphabet, Inc. - Class A	4,026,302	1.2
13,254	@	Alphabet, Inc. - Class C	9,173,093	2.8
98,066		Apple, Inc.	9,375,110	2.8

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
21,261		Broadcom Ltd.	$3,303,959	1.0
38,099	@	Electronic Arts, Inc.	2,886,380	0.9
58,010	@	Facebook, Inc.	6,629,383	2.0
35,170		Fidelity National Information Services, Inc.	2,591,326	0.8
46,321		Mastercard, Inc.	4,079,027	1.2
165,660		Microsoft Corp.	8,476,822	2.6
54,765		Qualcomm, Inc.	2,933,761	0.9
45,149		Other Securities	4,106,638	1.2
			64,614,343	19.5
		Materials: 0.6%
19,305		Other Securities	1,996,330	0.6
		Telecommunication Services: 3.2%
187,827		Verizon Communications, Inc.	10,488,260	3.2
		Utilities: 1.4%
38,571		Edison International	2,995,809	0.9
17,730		Other Securities	1,757,398	0.5
			4,753,207	1.4
		Total Common Stock (Cost $282,621,935)	317,804,696	95.9
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Materials: —%
649,000	Other Securities	$—	—
	Total Corporate Bonds/Notes (Cost $—)	—	—
	Total Investments in Securities (Cost $282,621,935)	$317,804,696	95.9
	Assets in Excess of Other Liabilities	13,485,042	4.1
	Net Assets	$331,289,738	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security.

Cost for federal income tax purposes is $283,250,784.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$42,144,668
Gross Unrealized Depreciation	(7,590,756)
Net Unrealized Appreciation	$34,553,912

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$317,804,696	$—	$—	$317,804,696
Corporate Bonds/Notes	—	—	—	—
Total Investments, at fair value	$317,804,696	$—	$—	$317,804,696

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Financials	35.1%
Industrials	13.3%
Information Technology	11.3%
Consumer Discretionary	10.2%
Utilities	6.5%
Materials	6.1%
Energy	5.7%
Health Care	5.3%
Consumer Staples	4.4%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 10.2%
23,500		Childrens Place Retail Stores, Inc.	$1,884,230	1.0
88,000	@	Nord Anglia Education, Inc.	1,860,320	0.9
782,963		Other Securities	16,960,827	8.3
			20,705,377	10.2
		Consumer Staples: 4.4%
128,000	@	Darling International, Inc.	1,907,200	0.9
26,500	@	Post Holdings, Inc.	2,191,285	1.1
23,500	@	TreeHouse Foods, Inc.	2,412,275	1.2
65,000		Other Securities	2,406,180	1.2
			8,916,940	4.4
		Energy: 5.7%
102,000	@	Matador Resources Co.	2,019,600	1.0
76,000	@	Parsley Energy, Inc.	2,056,560	1.0
85,000		Patterson-UTI Energy, Inc.	1,812,200	0.9
497,300		Other Securities	5,726,083	2.8
			11,614,443	5.7
		Financials: 35.1%
63,000		American Assets Trust, Inc.	2,673,720	1.3
45,500		Amerisafe, Inc.	2,785,510	1.4
52,800		Argo Group International Holdings Ltd.	2,740,320	1.3
47,000		Bank of the Ozarks, Inc.	1,763,440	0.9
105,000		Brandywine Realty Trust	1,764,000	0.9
68,000		Community Bank System, Inc.	2,794,120	1.4
70,000		CubeSmart	2,161,600	1.0
71,000	@	Customers Bancorp, Inc.	1,784,230	0.9
123,000		EverBank Financial Corp.	1,827,780	0.9
101,000		First Industrial Realty Trust, Inc.	2,809,820	1.4
Shares			Value	Percentage of Net Assets
105,000		FirstMerit Corp.	$2,128,350	1.0
47,500		Highwoods Properties, Inc.	2,508,000	1.2
54,500		Independent Bank Corp.	2,490,650	1.2
74,500		Mack-Cali Realty Corp.	2,011,500	1.0
45,000		PrivateBancorp, Inc.	1,981,350	1.0
17,500		PS Business Parks, Inc.	1,856,400	0.9
80,000		Renasant Corp.	2,586,400	1.3
78,000		Sandy Spring Bancorp, Inc.	2,266,680	1.1
160,000		Sterling Bancorp/DE	2,512,000	1.2
26,000		Sun Communities, Inc.	1,992,640	1.0
87,000		Union Bankshares Corp.	2,149,770	1.0
76,000	@	Western Alliance Bancorp.	2,481,400	1.2
171,000		Wilshire Bancorp., Inc.	1,781,820	0.9
908,200		Other Securities	19,719,181	9.7
			71,570,681	35.1
		Health Care: 5.3%
25,900	@	Amsurg Corp.	2,008,286	1.0
40,500	@	VCA, Inc.	2,738,205	1.4
172,500		Other Securities	5,955,265	2.9
			10,701,756	5.3
		Industrials: 13.3%
58,500		ABM Industries, Inc.	2,134,080	1.0
47,000	@	Beacon Roofing Supply, Inc.	2,137,090	1.0
37,000		Deluxe Corp.	2,455,690	1.2
45,000		EMCOR Group, Inc.	2,216,700	1.1
100,000	@	Mastec, Inc.	2,232,000	1.1
37,700		Oshkosh Corp.	1,798,667	0.9
574,460		Other Securities	14,220,053	7.0
			27,194,280	13.3
		Information Technology: 11.3%
47,500	@	Cirrus Logic, Inc.	1,842,525	0.9
183,000		Cypress Semiconductor Corp.	1,930,650	0.9

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
48,000	@	Fabrinet	$1,781,760	0.9
31,500		Science Applications International Corp.	1,838,025	0.9
19,500		SYNNEX Corp.	1,848,990	0.9
880,042		Other Securities	13,841,081	6.8
			23,083,031	11.3
		Materials: 6.1%
42,500		Cabot Corp.	1,940,550	1.0
32,000		Neenah Paper, Inc.	2,315,840	1.1
521,200		Other Securities	8,218,828	4.0
			12,475,218	6.1
		Utilities: 6.5%
61,500		Avista Corp.	2,755,200	1.4
64,000		New Jersey Resources Corp.	2,467,200	1.2
79,500		South Jersey Industries, Inc.	2,513,790	1.2
37,500		Southwest Gas Corp.	2,951,625	1.4
40,200		Other Securities	2,601,658	1.3
			13,289,473	6.5
		Total Common Stock (Cost $175,127,324)	199,551,199	97.9
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
3,317,772	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $3,317,772)	$3,317,772	1.6
	Total Short-Term Investments (Cost $3,317,772)	3,317,772	1.6
	Total Investments in Securities (Cost $178,445,096)	$202,868,971	99.5
	Assets in Excess of Other Liabilities	985,776	0.5
	Net Assets	$203,854,747	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††  Rate shown is the 7-day yield as of June 30, 2016.

@  Non-income producing security.

Cost for federal income tax purposes is $178,793,788.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,185,500
Gross Unrealized Depreciation	(9,110,317)
Net Unrealized Appreciation	$24,075,183

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$199,551,199	$—	$—	$199,551,199
Short-Term Investments	3,317,772	—	—	3,317,772
Total Investments, at fair value	$202,868,971	$—	$—	$202,868,971

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Financials	28.3%
Energy	16.7%
Consumer Discretionary	14.5%
Information Technology	12.1%
Health Care	11.0%
Industrials	6.2%
Consumer Staples	3.1%
Materials	2.2%
Telecommunication Services	1.4%
Utilities	0.9%
Assets in Excess of Other Liabilities*	3.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 14.5%
277,936		Carnival Corp.	$12,284,771	2.5
143,121		Comcast Corp. - Class A	9,330,058	1.9
284,472		General Motors Co.	8,050,558	1.6
216,778		Johnson Controls, Inc.	9,594,594	1.9
80,297		Target Corp.	5,606,337	1.1
214,764		Twenty-First Century Fox, Inc. - Class B	5,852,319	1.2
158,337		Viacom, Inc. - Class B	6,566,235	1.3
249,959		Other Securities	14,969,057	3.0
			72,253,929	14.5
		Consumer Staples: 3.1%
78,009		Wal-Mart Stores, Inc.	5,696,217	1.1
188,830		Other Securities	9,885,690	2.0
			15,581,907	3.1
		Energy: 16.7%
267,221	L	BP PLC ADR	9,489,018	1.9
145,252		Canadian Natural Resources Ltd.	4,481,400	0.9
86,601		Chevron Corp.	9,078,383	1.8
202,392		Devon Energy Corp.	7,336,710	1.5
127,163		Halliburton Co.	5,759,212	1.2
106,980		Hess Corp.	6,429,498	1.3
67,977		Occidental Petroleum Corp.	5,136,342	1.0
203,356		Royal Dutch Shell PLC - Class A ADR	11,229,318	2.2
423,329		Suncor Energy, Inc.	11,738,913	2.4
1,054,019	@	Weatherford International PLC	5,849,805	1.2
404,714		Other Securities(a)	6,654,765	1.3
			83,183,364	16.7
Shares			Value	Percentage of Net Assets
		Financials: 28.3%
104,701		Aflac, Inc.	$7,555,224	1.5
100,213		American International Group, Inc.	5,300,266	1.1
104,712		Allstate Corp.	7,324,604	1.5
378,783	@	Ally Financial, Inc.	6,465,826	1.3
1,017,145		Bank of America Corp.	13,497,514	2.7
143,176		Bank of New York Mellon Corp.	5,562,388	1.1
528,402		Citigroup, Inc.	22,398,961	4.5
382,492		Fifth Third Bancorp	6,728,034	1.3
298,562		JPMorgan Chase & Co.	18,552,643	3.7
176,692		Metlife, Inc.	7,037,642	1.4
256,700		Morgan Stanley	6,669,066	1.3
99,621		PNC Financial Services Group, Inc.	8,108,153	1.6
126,763		State Street Corp.	6,835,061	1.4
200,609		Wells Fargo & Co.	9,494,824	1.9
257,250		Other Securities	9,898,905	2.0
			141,429,111	28.3
		Health Care: 11.0%
40,468		Anthem, Inc.	5,315,067	1.1
52,411		Medtronic PLC	4,547,702	0.9
137,438		Merck & Co., Inc.	7,917,803	1.6
62,413		Novartis AG	5,151,479	1.0
315,485		Pfizer, Inc.	11,108,227	2.2
191,303		Sanofi ADR	8,006,031	1.6
142,598		Other Securities	13,090,435	2.6
			55,136,744	11.0
		Industrials: 6.2%
113,824		Caterpillar, Inc.	8,628,998	1.7
105,429		Emerson Electric Co.	5,499,177	1.1
238,228		General Electric Co.	7,499,417	1.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
167,877		Textron, Inc.	$6,137,583	1.2
51,137		Other Securities	3,256,404	0.7
			31,021,579	6.2
		Information Technology: 12.1%
461,056		Cisco Systems, Inc.	13,227,697	2.7
286,936	@	eBay, Inc.	6,717,172	1.3
242,260		Intel Corp.	7,946,128	1.6
150,439		Microsoft Corp.	7,697,963	1.5
299,351		NetApp, Inc.	7,361,041	1.5
284,915		Symantec Corp.	5,852,154	1.2
401,670		Other Securities	11,496,083	2.3
			60,298,238	12.1
		Materials: 2.2%
496,755		Alcoa, Inc.	4,604,919	0.9
108,867		International Paper Co.	4,613,783	0.9
85,215		Other Securities	2,053,682	0.4
			11,272,384	2.2
		Telecommunication Services: 1.4%
1,694,553		Other Securities	6,815,433	1.4
		Utilities: 0.9%
101,444		Other Securities	4,502,308	0.9
		Total Common Stock (Cost $455,846,876)	481,494,997	96.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Securities Lending Collateralcc: 1.9%
2,252,351		Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $2,252,376, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,297,398, due 08/15/16-11/15/45)	$2,252,351	0.5
Principal Amount†		Value	Percentage of Net Assets
2,252,351	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,252,380, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,297,398, due 07/15/16-09/20/65)	$2,252,351	0.4
2,252,351	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,252,382, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,297,398, due 07/07/16-02/01/49)	2,252,351	0.5
2,252,351	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $2,252,379, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $2,297,398, due 03/15/18-09/09/49)	2,252,351	0.4
473,976	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $473,981, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $483,456, due 12/01/16-02/20/66)	473,976	0.1
		9,483,380	1.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
12,330,658	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $12,330,658)	$12,330,658	2.5
	Total Short-Term Investments (Cost $21,814,038)	21,814,038	4.4
	Total Investments in Securities (Cost $477,660,914)	$503,309,035	100.8
	Liabilities in Excess of Other Assets	(4,168,699)	(0.8)
	Net Assets	$499,140,336	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2016.

@  Non-income producing security.

ADR  American Depositary Receipt

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $487,670,444.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$57,572,146
Gross Unrealized Depreciation	(41,933,555)
Net Unrealized Appreciation	$15,638,591

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$72,253,929	$—	$—	$72,253,929
Consumer Staples	15,581,907	—	—	15,581,907
Energy	83,183,364	—	—	83,183,364
Financials	141,429,111	—	—	141,429,111
Health Care	49,985,265	5,151,479	—	55,136,744
Industrials	31,021,579	—	—	31,021,579
Information Technology	60,298,238	—	—	60,298,238
Materials	11,272,384	—	—	11,272,384
Telecommunication Services	4,307,398	2,508,035	—	6,815,433
Utilities	4,502,308	—	—	4,502,308
Total Common Stock	473,835,483	7,659,514	—	481,494,997
Short-Term Investments	12,330,658	9,483,380	—	21,814,038
Total Investments, at fair value	$486,166,141	$17,142,894	$—	$503,309,035
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,377,384	—	1,377,384
Total Assets	$486,166,141	$18,520,278	$—	$504,686,419
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(51,253)	$—	$(51,253)
Total Liabilities	$—	$(51,253)	$—	$(51,253)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

At June 30, 2016, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Swiss Franc	3,495,713	Buy	07/22/16	$3,607,659	$3,584,093	$(23,566)
							$(23,566)
Barclays Bank PLC	Swiss Franc	1,894,498	Sell	07/22/16	1,975,510	1,942,395	33,115
Barclays Bank PLC	British Pound	1,668,820	Sell	07/22/16	2,450,929	2,221,982	228,947
Barclays Bank PLC	EU Euro	2,727,699	Sell	07/22/16	3,074,335	3,029,135	45,200
CIBC World Markets	Canadian Dollar	4,305,912	Sell	07/22/16	3,361,368	3,333,126	28,242
CIBC World Markets	Swiss Franc	1,894,498	Sell	07/22/16	1,975,699	1,942,395	33,304
CIBC World Markets	British Pound	1,668,817	Sell	07/22/16	2,449,657	2,221,979	227,678
CIBC World Markets	EU Euro	2,727,700	Sell	07/22/16	3,071,390	3,029,136	42,254
Deutsche Bank AG	British Pound	435,931	Sell	07/22/16	575,865	580,429	(4,564)
Deutsche Bank AG	Canadian Dollar	4,305,916	Sell	07/22/16	3,358,560	3,333,129	25,431
Deutsche Bank AG	EU Euro	2,727,703	Sell	07/22/16	3,074,285	3,029,140	45,145
Goldman Sachs & Co.	EU Euro	2,333,414	Sell	07/22/16	2,568,155	2,591,278	(23,123)
Goldman Sachs & Co.	Canadian Dollar	4,305,912	Sell	07/22/16	3,359,375	3,333,126	26,249
Goldman Sachs & Co.	EU Euro	2,727,700	Sell	07/22/16	3,072,356	3,029,136	43,220
Goldman Sachs & Co.	Swiss Franc	1,894,497	Sell	07/22/16	1,973,743	1,942,395	31,348
Goldman Sachs & Co.	British Pound	1,668,817	Sell	07/22/16	2,448,450	2,221,979	226,471
The Royal Bank of Canada	Canadian Dollar	4,305,912	Sell	07/22/16	3,362,772	3,333,126	29,646
The Royal Bank of Canada	Swiss Franc	1,894,498	Sell	07/22/16	1,976,792	1,942,396	34,396
The Royal Bank of Canada	EU Euro	2,727,700	Sell	07/22/16	3,074,950	3,029,136	45,814
The Royal Bank of Canada	British Pound	1,668,817	Sell	07/22/16	2,452,902	2,221,978	230,924
							$1,349,697

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,377,384
Total Asset Derivatives		$1,377,384
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$51,253
Total Liability Derivatives		$51,253

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(2,099,367)
Total	$(2,099,367)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$677,356
Total	$677,356

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	Barclays Bank PLC	CIBC World Markets	Deutsche Bank AG	Goldman Sachs & Co.	The Royal Bank of Canada	Totals
Assets:
Forward foreign currency contracts	$307,262	$331,478	$70,576	$327,288	$340,780	$1,377,384
Total Assets	$307,262	$331,478	$70,576	$327,288	$340,780	$1,377,384

Liabilities:

Forward foreign currency contracts	$—	$—	$4,564	$46,689	$—	$51,253
Total Liabilities	$—	$—	$4,564	$46,689	$—	$51,253
Net OTC derivative instruments by counterparty, at fair value	$307,262	$331,478	$66,012	$280,599	$340,780	$1,326,131
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$307,262	$331,478	$66,012	$280,599	$340,780	$1,326,131

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Financials	24.9%
Energy	10.5%
U.S. Treasury Obligations	9.6%
Health Care	9.0%
Information Technology	8.8%
Industrials	6.4%
Consumer Discretionary	5.7%
Consumer Staples	3.8%
Consumer, Non-cyclical	3.8%
Technology	3.7%
Communications	2.5%
Telecommunication Services	1.7%
Consumer, Cyclical	1.6%
Utilities	1.1%
Materials	0.7%
Basic Materials	0.2%
Federal Home Loan Mortgage Corporation	0.1%
Foreign Government Bonds	0.1%
Federal National Mortgage Association	0.1%
Municipal	0.1%
Assets in Excess of Other Liabilities*	5.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 63.5%
	Consumer Discretionary: 5.7%
461,863	Carnival Corp.	$20,414,345	1.2
274,699	Comcast Corp. - Class A	17,907,628	1.0
214,704	Target Corp.	14,990,633	0.9
2,193,239	Other Securities	44,177,245	2.6
		97,489,851	5.7
	Consumer Staples: 3.8%
339,243	Mondelez International, Inc.	15,438,949	0.9
148,286	Philip Morris International, Inc.	15,083,652	0.9
217,405	Walgreens Boots Alliance, Inc.	18,103,314	1.0
360,965	Other Securities	16,756,307	1.0
		65,382,222	3.8
	Energy: 8.7%
470,614	Apache Corp.	26,199,081	1.5
336,020	Baker Hughes, Inc.	15,164,582	0.9
551,492	Canadian Natural Resources Ltd.	17,014,955	1.0
555,175	Devon Energy Corp.	20,125,094	1.2
131,662	Exxon Mobil Corp.	12,341,996	0.7
170,719	Occidental Petroleum Corp.	12,899,528	0.7
907,399	Royal Dutch Shell PLC - Class A	24,921,989	1.5
Shares		Value	Percentage of Net Assets
286,582	Total S.A.	$13,743,393	0.8
1,133,410	Other Securities	6,290,425	0.4
		148,701,043	8.7
	Financials: 18.7%
130,069	Aon PLC	14,207,437	0.9
2,187,983	Bank of America Corp.	29,034,534	1.7
1,074,908	Citigroup, Inc.	45,565,350	2.7
878,835	Citizens Financial Group, Inc.	17,559,123	1.0
761,324	Fifth Third Bancorp	13,391,689	0.8
72,497	Goldman Sachs Group, Inc.	10,771,604	0.6
806,099	JPMorgan Chase & Co.	50,090,992	3.0
898,920	Morgan Stanley	23,353,942	1.4
179,237	Northern Trust Corp.	11,876,244	0.7
236,014	PNC Financial Services Group, Inc.	19,209,180	1.1
249,463	State Street Corp.	13,451,045	0.8
1,885,009	Other Securities	68,587,756	4.0
		317,098,896	18.7
	Health Care: 9.0%
78,678	Amgen, Inc.	11,970,858	0.7
289,949	Baxter International, Inc.	13,111,494	0.8
158,864	Eli Lilly & Co.	12,510,540	0.7
208,229	Medtronic PLC	18,068,030	1.1
410,356	Merck & Co., Inc.	23,640,609	1.4
149,289	Novartis AG	12,322,098	0.7
598,785	Pfizer, Inc.	21,083,220	1.3

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Health Care (continued)
139,740		Sanofi	$11,610,031	0.7
256,621		Other Securities	27,880,732	1.6
			152,197,612	9.0
		Industrials: 5.3%
152,625		Caterpillar, Inc.	11,570,501	0.7
442,332		CSX Corp.	11,536,018	0.7
105,503		General Dynamics Corp.	14,690,238	0.9
861,162		General Electric Co.	27,109,380	1.6
316,290		Tyco International Plc	13,473,954	0.8
175,128		Other Securities	11,152,151	0.6
			89,532,242	5.3
		Information Technology: 8.8%
660,020		Applied Materials, Inc.	15,820,679	0.9
673,663		Cisco Systems, Inc.	19,327,392	1.1
140,288	@	Citrix Systems, Inc.	11,235,666	0.7
455,958		Intel Corp.	14,955,422	0.9
560,762		Juniper Networks, Inc.	12,611,537	0.7
306,206		Microsoft Corp.	15,668,561	0.9
548,627		Oracle Corp.	22,455,303	1.3
306,949	@	PayPal Holdings, Inc.	11,206,708	0.7
304,686		Qualcomm, Inc.	16,322,029	1.0
463,384		Other Securities	10,847,820	0.6
			150,451,117	8.8
		Materials: 0.7%
423,389		Other Securities(a)	12,642,658	0.7
		Telecommunication Services: 1.7%
198,109		Verizon Communications, Inc.	11,062,406	0.7
1,417,967		Other Securities(a)	17,091,787	1.0
			28,154,193	1.7
		Utilities: 1.1%
384,959		Other Securities	18,150,491	1.1
		Total Common Stock (Cost $1,065,710,482)	1,079,800,325	63.5
PREFERRED STOCK: 1.1%
		Energy: 0.4%
140,612		Other Securities	7,071,378	0.4
		Financials: 0.7%
133,522		Other Securities	11,541,942	0.7
		Total Preferred Stock (Cost $16,606,815)	18,613,320	1.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.8%
		Basic Materials: 0.2%
770,000	#	Montell Finance Co. BV, 8.100%, 03/15/27	$1,025,175	0.1
2,315,000		Other Securities	2,503,216	0.1
			3,528,391	0.2
		Communications: 2.5%
1,635,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	1,762,644	0.1
340,000	#	Cox Communications, Inc., 4.700%, 12/15/42	303,290	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,466,980	0.1
2,700,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	2,946,462	0.2
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	484,332	0.0
2,805,000		Verizon Communications, Inc., 4.400%-5.150%, 09/15/23-08/21/54	3,018,618	0.2
31,766,686		Other Securities	32,848,714	1.9
			42,831,040	2.5
		Consumer, Cyclical: 1.6%
982,000	#	BMW US Capital LLC, 2.000%, 04/11/21	995,520	0.1
2,612,000		Target Corp., 2.900%-5.875%, 07/15/16-01/15/22	2,641,295	0.1
1,242,982	#	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,285,057	0.1
2,126,000		Walgreens Boots Alliance, Inc., 3.100%-4.500%, 11/18/21-11/18/34	2,222,415	0.1
19,803,953		Other Securities(a)	20,678,685	1.2
			27,822,972	1.6
		Consumer, Non-cyclical: 3.8%
981,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	1,025,283	0.1
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	983,992	0.0
1,644,000	#	HJ Heinz Co., 1.600%, 06/30/17	1,649,744	0.1
701,000	#	Medicines Co/The, 2.750%, 07/15/23	675,589	0.0
574,000	#	Mylan NV, 3.150%, 06/15/21	583,553	0.0
785,000	#	Mylan NV, 5.250%, 06/15/46	827,473	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Non-cyclical (continued)
2,577,000	#	NuVasive, Inc., 2.250%, 03/15/21	$3,063,409	0.2
1,423,000		Philip Morris International, Inc., 1.250%-4.875%, 08/11/17-11/15/43	1,610,559	0.1
1,222,000	#	Wright Medical Group NV, 2.250%, 11/15/21	1,263,243	0.1
49,635,000		Other Securities(a)	52,681,901	3.1
			64,364,746	3.8
		Energy: 1.4%
715,000		Devon Energy Corp., 2.250%, 12/15/18	710,377	0.0
24,154,000		Other Securities(a)	22,869,655	1.4
			23,580,032	1.4
		Financial: 5.5%
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	452,966	0.0
1,117,000	#	Apollo Management Holdings L.P., 4.400%, 05/27/26	1,165,239	0.1
927,000	#	Athene Global Funding, 2.875%, 10/23/18	920,131	0.1
725,000	#	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	759,800	0.0
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	495,718	0.0
1,160,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.800%, 06/09/23	1,159,448	0.1
1,540,000	#	Farmers Exchange Capital III, 5.454%, 10/15/54	1,486,100	0.1
820,000		Goldman Sachs Group, Inc./The, 4.250%, 10/21/25	850,183	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	401,539	0.0
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,586,240	0.3
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,718,175	0.3
465,000	#	HBOS PLC, 6.750%, 05/21/18	499,923	0.0
2,300,000		JPMorgan Chase & Co., 4.250%-5.300%, 10/01/27-12/29/49	2,303,728	0.1
Principal Amount†			Value	Percentage of Net Assets
443,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	$448,930	0.0
2,335,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	2,401,214	0.1
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	521,701	0.0
1,300,000	#	MassMutual Global Funding II, 2.000%, 04/15/21	1,317,772	0.1
2,360,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,574,708	0.2
4,575,000		Morgan Stanley, 2.375%-6.375%, 07/23/19-07/24/42	4,901,194	0.3
1,515,000	#	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,664,747	0.1
1,305,000	#	Nordea Bank AB, 2.250%, 05/27/21	1,322,762	0.1
690,000	#	Reliance Standard Life Global Funding II, 3.050%, 01/20/21	713,579	0.0
1,360,000	#	Societe Generale SA, 2.625%, 09/16/20	1,395,106	0.1
805,000	#	Societe Generale SA, 5.000%, 01/17/24	838,768	0.1
560,000	#	Societe Generale SA, 5.625%, 11/24/45	584,403	0.0
985,000	#,L	Standard Chartered PLC, 3.050%, 01/15/21	999,351	0.1
585,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	610,390	0.0
49,857,000		Other Securities(a)	52,356,002	3.1
			93,449,817	5.5
		Industrial: 1.1%
1,105,000	#	Aviation Capital Group Corp., 2.875%, 09/17/18	1,095,331	0.1
1,095,000	#	Aviation Capital Group Corp., 4.875%, 10/01/25	1,076,100	0.1
435,000	#	BAE Systems Holdings, Inc., 2.850%, 12/15/20	444,989	0.0
14,522,000		Other Securities	15,221,428	0.9
			17,837,848	1.1
		Technology: 3.7%
7,292,000		Citrix Systems, Inc., 0.500%, 04/15/19	8,148,810	0.5

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Technology (continued)
910,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	$944,935	0.1
345,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	372,806	0.0
2,055,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	2,105,374	0.1
3,490,000		Intel Corp., 1.350%, 12/15/17	3,511,485	0.2
1,613,000	#	Nuance Communications, Inc., 1.000%, 12/15/35	1,425,489	0.1
39,194,000		Other Securities(a)	45,443,913	2.7
			61,952,812	3.7
		Utilities: 0.0%
605,000		Other Securities	643,119	0.0
		Total Corporate Bonds/Notes (Cost $325,579,114)	336,010,777	19.8
MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
500,000		Other Securities	653,099	0.1
		Total Municipal Bonds (Cost $503,969)	653,099	0.1
U.S. TREASURY OBLIGATIONS: 9.6%
		U.S. Treasury Bonds: 0.7%
1,289,400	L	1.625%, due 05/15/26	1,305,971	0.1
10,705,500		2.500%, due 02/15/46	11,157,979	0.6
			12,463,950	0.7
		U.S. Treasury Notes: 8.9%
55,323,000		0.625%, due 06/30/18	55,358,683	3.3
56,840,000		0.875%, due 06/15/19	57,124,200	3.4
35,984,000		1.125%, due 06/30/21	36,178,674	2.1
2,356,000		0.875%-2.625%, due 04/30/17-06/30/23	2,380,713	0.1
			151,042,270	8.9
		Total U.S. Treasury Obligations (Cost $162,650,391)	163,506,220	9.6
FOREIGN GOVERNMENT BONDS: 0.1%
1,410,000	#	Electricite de France SA, 4.600%-5.625%, 01/27/20-12/29/49	1,429,461	0.1
		Total Foreign Government Bonds (Cost $1,383,604)	1,429,461	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
	Federal Home Loan Mortgage Corporation##: 0.1%
2,400,000	Other Securities	$2,594,378	0.1
	Federal National Mortgage Association##: 0.1%
915,000	Other Securities	1,405,023	0.1
	Total U.S. Government Agency Obligations (Cost $3,496,639)	3,999,401	0.2
	Total Long-Term Investments (Cost $1,575,931,014)	1,604,012,603	94.4
SHORT-TERM INVESTMENTS: 5.4%
	Corporate Bonds/Notes: 1.0%
3,000,000	Caterpillar Financial Services Corp., 1.750%, 03/24/17	3,019,173	0.2
2,430,000	Commonwealth Edison Co., 5.950%, 08/15/16	2,443,739	0.1
3,000,000	GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	3,015,624	0.2
1,040,000	Kraft Heinz Foods Co., 2.250%, 06/05/17	1,049,849	0.0
3,250,000	National Rural Utilities Cooperative Finance Corp., 0.950%, 04/24/17	3,250,738	0.2
1,835,000	Philip Morris International, Inc., 1.625%, 03/20/17	1,846,133	0.1
3,245,000	Vodafone Group PLC, 1.625%, 03/20/17	3,254,884	0.2
		17,880,140	1.0
	Securities Lending Collateralcc: 1.2%
4,779,168	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $4,779,230, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,874,751, due 07/15/16-09/20/65)	4,779,168	0.3

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
4,569,786	Citigroup, Inc., Repurchase Agreement dated 06/30/16, 0.44%, due 07/01/16 (Repurchase Amount $4,569,841, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $4,661,182, due 04/30/17-03/15/57)	$4,569,786	0.2
4,779,168	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $4,779,233, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,874,751, due 07/07/16-02/01/49)	4,779,168	0.3
4,779,168	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $4,779,223, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,874,751, due 12/01/16-02/20/66)	4,779,168	0.3
1,215,303	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,215,319, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,249,439, due 04/15/18-01/15/29)	1,215,303	0.1
		20,122,593	1.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
53,955,448	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $53,955,448)	$53,955,448	3.2
	Total Short-Term Investments (Cost $91,963,896)	91,958,181	5.4
	Total Investments in Securities (Cost $1,667,894,910)	$1,695,970,784	99.8
	Assets in Excess of Other Liabilities	4,195,941	0.2
	Net Assets	$1,700,166,725	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2016.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@  Non-income producing security.

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $1,672,455,332.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$113,948,844
Gross Unrealized Depreciation	(90,433,392)
Net Unrealized Appreciation	$23,515,452

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$91,158,774	$6,331,077	$—	$97,489,851
Consumer Staples	65,382,222	—	—	65,382,222
Energy	110,035,661	38,665,382	—	148,701,043
Financials	317,098,896	—	—	317,098,896
Health Care	128,265,483	23,932,129	—	152,197,612
Industrials	89,532,242	—	—	89,532,242
Information Technology	150,451,117	—	—	150,451,117
Materials	12,642,658	—	—	12,642,658
Telecommunication Services	21,869,365	6,284,828	—	28,154,193
Utilities	18,150,491	—	—	18,150,491
Total Common Stock	1,004,586,909	75,213,416	—	1,079,800,325
Preferred Stock	236,285	18,377,035	—	18,613,320
Corporate Bonds/Notes	—	336,010,777	—	336,010,777
Municipal Bonds	—	653,099	—	653,099
Short-Term Investments	53,955,448	38,002,733	—	91,958,181
U.S. Treasury Obligations	—	163,506,220	—	163,506,220
Foreign Government Bonds	—	1,429,461	—	1,429,461
U.S. Government Agency Obligations	—	3,999,401	—	3,999,401
Total Investments, at fair value	$1,058,778,642	$637,192,142	$—	$1,695,970,784
Other Financial Instruments+
Forward Foreign Currency Contracts	—	3,721,777	—	3,721,777
Total Assets	$1,058,778,642	$640,913,919	$—	$1,699,692,561
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(162,296)	$—	$(162,296)
Total Liabilities	$—	$(162,296)	$—	$(162,296)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2016, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Canadian Dollar	273,203	Buy	07/05/16	$213,252	$211,467	$(1,785)
State Street Bank	Canadian Dollar	205,000	Buy	07/05/16	156,452	158,675	2,223
							$438
The Bank of New York	Swiss Franc	4,188,125	Sell	07/01/16	4,273,335	4,288,914	(15,579)
The Bank of New York	EU Euro	12,760,187	Sell	07/01/16	14,413,907	14,160,678	253,229
The Bank of New York	British Pound	9,785,753	Sell	07/01/16	14,306,673	13,027,348	1,279,325
The Bank of New York	British Pound	11,199,360	Sell	08/12/16	15,111,352	14,914,443	196,909
The Bank of New York	EU Euro	10,707,433	Sell	08/12/16	11,907,201	11,899,941	7,260
The Bank of New York	Canadian Dollar	11,523,434	Sell	08/12/16	8,874,898	8,920,599	(45,701)
The Bank of New York	Swiss Franc	4,335,913	Sell	08/12/16	4,434,809	4,451,123	(16,314)
The Bank of New York	Canadian Dollar	12,012,266	Sell	07/05/16	9,296,160	9,297,817	(1,657)
State Street Bank	British Pound	185,389	Sell	07/01/16	265,507	246,800	18,707
State Street Bank	British Pound	172,808	Sell	07/01/16	244,875	230,052	14,823
State Street Bank	British Pound	144,197	Sell	07/01/16	203,847	191,963	11,884

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	British Pound	186,931	Sell	07/01/16	$265,845	$248,853	$16,992
State Street Bank	British Pound	174,719	Sell	07/01/16	250,542	232,596	17,946
State Street Bank	British Pound	132,776	Sell	07/01/16	192,700	176,760	15,940
State Street Bank	British Pound	62,772	Sell	07/01/16	91,089	83,566	7,523
State Street Bank	British Pound	145,623	Sell	07/01/16	211,932	193,862	18,070
State Street Bank	British Pound	203,736	Sell	07/01/16	295,888	271,225	24,663
State Street Bank	British Pound	154,442	Sell	07/01/16	222,603	205,601	17,002
State Street Bank	British Pound	183,073	Sell	07/01/16	265,786	243,718	22,068
State Street Bank	British Pound	8,253	Sell	07/01/16	12,075	10,987	1,088
State Street Bank	British Pound	15,700	Sell	07/01/16	23,031	20,901	2,130
State Street Bank	British Pound	188,727	Sell	07/01/16	277,324	251,245	26,079
State Street Bank	British Pound	177,301	Sell	07/01/16	259,453	236,033	23,420
State Street Bank	Swiss Franc	4,188,079	Sell	07/01/16	4,273,332	4,288,867	(15,535)
State Street Bank	EU Euro	12,760,218	Sell	07/01/16	14,412,411	14,160,712	251,699
State Street Bank	British Pound	9,785,749	Sell	07/01/16	14,304,955	13,027,343	1,277,612
State Street Bank	British Pound	40,246	Sell	07/01/16	58,886	53,578	5,308
State Street Bank	EU Euro	10,707,433	Sell	08/12/16	11,908,486	11,899,941	8,545
State Street Bank	British Pound	11,199,360	Sell	08/12/16	15,115,776	14,914,444	201,332
State Street Bank	Canadian Dollar	11,523,419	Sell	08/12/16	8,878,784	8,920,587	(41,803)
State Street Bank	Swiss Franc	4,335,912	Sell	08/12/16	4,433,856	4,451,123	(17,267)
State Street Bank	Canadian Dollar	12,012,303	Sell	07/05/16	9,291,192	9,297,847	(6,655)
							$3,559,043

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,721,777
Total Asset Derivatives		$3,721,777
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$162,296
Total Liability Derivatives		$162,296

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(566,412)
Total	$(566,412)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$2,589,265
Total	$2,589,265

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	State Street Bank	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$1,985,054	$1,736,723	$3,721,777
Total Assets	$1,985,054	$1,736,723	$3,721,777
Liabilities:
Forward foreign currency contracts	$83,045	$79,251	$162,296
Total Liabilities	$83,045	$79,251	$162,296
Net OTC derivative instruments by counterparty, at fair value	$1,902,009	$1,657,472	$3,559,481
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$1,902,009	$1,657,472	$3,559,481

(1)   Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Financials	30.0%
Consumer Discretionary	17.2%
Utilities	12.8%
Information Technology	10.0%
Industrials	9.1%
Consumer Staples	5.5%
Energy	4.5%
Health Care	4.3%
Materials	4.0%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 17.2%
8,460	@	Autozone, Inc.	$6,715,886	1.1
112,210	@	Dish Network Corp. - Class A	5,879,804	1.0
72,040		Expedia, Inc.	7,657,852	1.2
67,400		Genuine Parts Co.	6,824,250	1.1
271,050		Hilton Worldwide Holdings, Inc.	6,106,756	1.0
181,730		Kohl's Corp.	6,891,202	1.1
57,390	@	Mohawk Industries, Inc.	10,890,326	1.8
171,126		Newell Rubbermaid, Inc.	8,311,590	1.4
62,090		PVH Corp.	5,850,741	0.9
1,171,465		Other Securities(a)	40,535,105	6.6
			105,663,512	17.2
		Consumer Staples: 5.5%
72,940		Dr Pepper Snapple Group, Inc.	7,048,192	1.1
227,350		Kroger Co.	8,364,207	1.4
396,016		Other Securities	18,322,773	3.0
			33,735,172	5.5
		Energy: 4.5%
374,550		Columbia Pipeline Group, Inc.	9,547,279	1.6
165,170		EQT Corp.	12,789,113	2.1
298,320		Other Securities(a)	5,198,338	0.8
			27,534,730	4.5
		Financials: 30.0%
34,130		AvalonBay Communities, Inc.	6,156,711	1.0
45,070		Boston Properties, Inc.	5,944,733	1.0
421,820		Fifth Third Bancorp	7,419,814	1.2
165,670		Hartford Financial Services Group, Inc.	7,352,434	1.2
214,510		Kimco Realty Corp.	6,731,324	1.1
Shares			Value	Percentage of Net Assets
252,220		Loews Corp.	$10,363,720	1.7
86,983		M&T Bank Corp.	10,284,000	1.7
129,330		Marsh & McLennan Cos., Inc.	8,853,932	1.4
204,050		SunTrust Bank	8,382,374	1.4
93,710		T. Rowe Price Group, Inc.	6,838,019	1.1
68,276		Vornado Realty Trust	6,835,793	1.1
187,330		XL Group Plc	6,239,962	1.0
2,742,632		Other Securities	92,456,560	15.1
			183,859,376	30.0
		Health Care: 4.3%
79,900		AmerisourceBergen Corp.	6,337,668	1.0
33,510		Humana, Inc.	6,027,779	1.0
96,700		Other Securities	14,026,528	2.3
			26,391,975	4.3
		Industrials: 9.1%
130,200		Ametek, Inc.	6,019,146	1.0
76,560		Carlisle Cos., Inc.	8,090,861	1.3
104,020		Fortune Brands Home & Security, Inc.	6,030,039	1.0
65,360		Hubbell, Inc.	6,893,519	1.1
74,100		IDEX Corp.	6,083,610	1.0
37,261		Snap-On, Inc.	5,880,531	0.9
373,536		Other Securities	16,970,749	2.8
			55,968,455	9.1
		Information Technology: 10.0%
107,990		Amphenol Corp.	6,191,067	1.0
100,980		Analog Devices, Inc.	5,719,507	0.9
146,970	@	Arrow Electronics, Inc.	9,097,443	1.5
86,686		Jack Henry & Associates, Inc.	7,565,087	1.3
111,920		KLA-Tencor Corp.	8,198,140	1.4
181,870	@	Synopsys, Inc.	9,835,530	1.6
501,872		Other Securities(a)	14,308,538	2.3
			60,915,312	10.0

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Materials: 4.0%
88,710	Ball Corp.	$6,412,846	1.1
132,745	Silgan Holdings, Inc.	6,831,058	1.1
179,620	WestRock Co.	6,981,829	1.1
13,760	Other Securities	4,040,899	0.7
		24,266,632	4.0
	Utilities: 12.8%
346,820	Centerpoint Energy, Inc.	8,323,680	1.4
183,480	CMS Energy Corp.	8,414,393	1.4
112,040	Edison International	8,702,147	1.4
254,924	Energen Corp.	12,289,886	2.0
107,520	National Fuel Gas Co.	6,115,738	1.0
71,310	Sempra Energy	8,130,766	1.3
117,080	WEC Energy Group, Inc.	7,645,324	1.2
205,330	Xcel Energy, Inc.	9,194,677	1.5
267,460	Other Securities	9,864,833	1.6
		78,681,444	12.8
	Total Common Stock (Cost $484,580,463)	597,016,608	97.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Securities Lending Collateralcc: 2.5%
3,689,073	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $3,689,113, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $3,762,855, due 08/15/16-11/15/45)	$3,689,073	0.6
3,689,073	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $3,689,121, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,762,854, due 07/15/16-09/20/65)	3,689,073	0.6
Principal Amount†		Value	Percentage of Net Assets
3,689,073	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $3,689,124, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,762,854, due 07/07/16-02/01/49)	$3,689,073	0.6
3,689,073	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $3,689,118, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $3,762,854, due 03/15/18-09/09/49)	3,689,073	0.6
776,467	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $776,476, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $791,996, due 12/01/16-02/20/66)	776,467	0.1
		15,532,759	2.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
14,449,093	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $14,449,093)	$14,449,093	2.4
	Total Short-Term Investments (Cost $29,981,852)	29,981,852	4.9
	Total Investments in Securities (Cost $514,562,315)	$626,998,460	102.3
	Liabilities in Excess of Other Assets	(13,827,928)	(2.3)
	Net Assets	$613,170,532	100.0

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2016.

@  Non-income producing security.

cc  Represents securities purchased with cash collateral received for securities on loan.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $516,156,879.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$134,944,967
Gross Unrealized Depreciation	(24,103,386)
Net Unrealized Appreciation	$110,841,581

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$597,016,608	$—	$—	$597,016,608
Short-Term Investments	14,449,093	15,532,759	—	29,981,852
Total Investments, at fair value	$611,465,701	$15,532,759	$—	$626,998,460

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED)

Geographic Diversification
as of June 30, 2016
(as a percentage of net assets)

United States	45.0%
Japan	13.9%
Germany	8.6%
United Kingdom	5.5%
France	4.9%
Switzerland	4.1%
India	3.9%
Spain	3.5%
Sweden	2.9%
Netherlands	2.3%
Countries between 0.3% - 1.4%^	3.3%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 4 countries, which each represents 0.3% - 1.4% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Brazil: 0.6%
351,670		Other Securities(a)	$7,638,273	0.6
		China: 1.0%
674,995	@	JD.com, Inc. ADR	14,330,144	1.0
		Denmark: 0.3%
123,320		Other Securities(a)	4,403,628	0.3
		France: 4.9%
178,998		LVMH Moet Hennessy Louis Vuitton SE	26,981,334	2.0
109,420		Kering	17,614,731	1.3
231,617	L	Technip S.A.	12,536,320	0.9
331,960		Other Securities	10,385,716	0.7
			67,518,101	4.9
		Germany: 7.0%
155,987		Allianz SE	22,252,805	1.6
180,764		Bayer AG	18,155,093	1.3
84,793		Linde AG	11,814,821	0.9
384,957		SAP SE	28,912,383	2.1
555,679		Other Securities	14,606,375	1.1
			95,741,477	7.0
		India: 3.9%
10,800,307		DLF Ltd.	24,153,963	1.8
2,445,640		ICICI Bank Ltd. ADR	17,559,695	1.3
1,628,463		Zee Telefilms Ltd.	11,053,666	0.8
			52,767,324	3.9
		Italy: 1.4%
8,495,153		Other Securities(a)	18,887,841	1.4
Shares		Value	Percentage of Net Assets
	Japan: 13.9%
1,302,700	Dai-ichi Life Insurance Co., Ltd.	$14,582,938	1.1
882,400	KDDI Corp.	26,833,552	1.9
44,651	Keyence Corp.	30,466,652	2.2
368,900	Kyocera Corp.	17,553,302	1.3
268,700	Murata Manufacturing Co., Ltd.	30,125,206	2.2
321,700	Nidec Corp.	24,488,776	1.8
440,000	Sumitomo Mitsui Financial Group, Inc.	12,705,026	0.9
2,236,800	Other Securities	33,856,034	2.5
		190,611,486	13.9
	Netherlands: 2.3%
553,853	Airbus Group SE	31,746,954	2.3
	Spain: 3.5%
858,691	Industria de Diseno Textil SA	28,846,955	2.1
2,446,296	Other Securities	18,966,333	1.4
		47,813,288	3.5
	Sweden: 2.9%
1,189,623	Assa Abloy AB	24,473,914	1.8
2,017,225	Telefonaktiebolaget LM Ericsson	15,497,443	1.1
		39,971,357	2.9
	Switzerland: 4.1%
166,236	Nestle S.A.	12,879,688	0.9
52,719	Roche Holding AG	13,911,481	1.0
1,537,866	UBS Group AG	19,954,724	1.5
852,959	Other Securities	9,086,077	0.7
		55,831,970	4.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		United Kingdom: 5.5%
1,335,686		Prudential PLC	$22,665,246	1.6
628,385		Unilever PLC	30,109,315	2.2
10,433,693		Other Securities(a)	22,699,766	1.7
			75,474,327	5.5
		United States: 45.0%
132,450		3M Co.	23,194,644	1.7
354,930	@,L	Acadia Pharmaceuticals, Inc.	11,521,028	0.9
225,053	@	Adobe Systems, Inc.	21,557,827	1.6
350,170		Aetna, Inc.	42,766,262	3.1
44,940	@	Alphabet, Inc. - Class A	31,616,638	2.3
46,607	@	Alphabet, Inc. - Class C	32,256,705	2.4
188,560		Anthem, Inc.	24,765,470	1.8
54,130	@	Biogen, Inc.	13,089,716	1.0
643,720		Citigroup, Inc.	27,287,291	2.0
504,390		Colgate-Palmolive Co.	36,921,348	2.7
217,200		Emerson Electric Co.	11,329,152	0.8
266,760	@	Facebook, Inc.	30,485,333	2.2
341,370		FNF Group	12,801,375	0.9
196,530		Gilead Sciences, Inc.	16,394,533	1.2
114,260		Goldman Sachs Group, Inc.	16,976,751	1.3
296,260		Intuit, Inc.	33,065,579	2.4
778,360		Maxim Integrated Products	27,779,668	2.0
421,090	@	PayPal Holdings, Inc.	15,373,996	1.1
410,980		S&P Global, Inc.	44,081,715	3.2
234,000		Tiffany & Co.	14,189,760	1.0
205,190		United Parcel Service, Inc. - Class B	22,103,067	1.6
280,220		Walt Disney Co.	27,411,120	2.0
161,830		Zimmer Biomet Holdings, Inc.	19,481,095	1.4
2,476,096		Other Securities(a)	60,074,174	4.4
			616,524,247	45.0
		Total Common Stock (Cost $933,768,456)	1,319,260,417	96.3
PREFERRED STOCK: 1.6%
		Germany: 1.6%
339,594		Bayerische Motoren Werke AG	21,648,059	1.6
		India: 0.0%
5,080,989		Other Securities	682,032	0.0
		Total Preferred Stock (Cost $12,797,005)	22,330,091	1.6
Shares		Value	Percentage of Net Assets
RIGHTS: 0.0%
	Spain: 0.0%
698,267	Other Securities	$227,047	0.0
	Total Rights (Cost $229,166)	227,047	0.0
	Total Long-Term Investments (Cost $946,794,627)	1,341,817,555	97.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Securities Lending Collateralcc: 3.3%
10,310,431	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $10,310,550, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $10,516,762, due 01/01/30-06/20/46)	$10,310,431	0.7
10,782,995	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $10,783,134, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,998,655, due 07/15/16-09/20/65)	10,782,995	0.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
10,782,995	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $10,783,143, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,998,655, due 07/07/16-02/01/49)	$10,782,995	0.8
10,782,995	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $10,783,119, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $10,998,655, due 12/01/16-02/20/66)	10,782,995	0.8
2,742,207	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,742,243, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,819,232, due 04/15/18-01/15/29)	2,742,207	0.2
		45,401,623	3.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
26,031,956	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $26,031,956)	$26,031,956	1.9
	Total Short-Term Investments (Cost $71,433,579)	71,433,579	5.2
	Total Investments in Securities (Cost $1,018,228,206)	$1,413,251,134	103.1
	Liabilities in Excess of Other Assets	(42,499,665)	(3.1)
	Net Assets	$1,370,751,469	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2016.

@  Non-income producing security.

ADR  American Depositary Receipt

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $1,026,778,931.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$509,287,312
Gross Unrealized Depreciation	$(122,815,109)
Net Unrealized Appreciation	$386,472,203
Sector Diversification	Percentage of Net Assets
Information Technology	24.5%
Financials	20.4
Health Care	15.6
Consumer Discretionary	14.4
Industrials	12.5
Consumer Staples	5.8
Telecommunication Services	1.9
Energy	1.6
Materials	1.2
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$7,638,273	$—	$—	$7,638,273
China	14,330,144	—	—	14,330,144
Denmark	—	4,403,628	—	4,403,628
France	—	67,518,101	—	67,518,101
Germany	—	95,741,477	—	95,741,477
India	17,559,695	35,207,629	—	52,767,324
Italy	4,684,589	14,203,252	—	18,887,841
Japan	—	190,611,486	—	190,611,486
Netherlands	—	31,746,954	—	31,746,954
Spain	—	47,813,288	—	47,813,288
Sweden	—	39,971,357	—	39,971,357
Switzerland	—	55,831,970	—	55,831,970
United Kingdom	13,774,203	61,700,124	—	75,474,327
United States	616,524,247	—	—	616,524,247
Total Common Stock	674,511,151	644,749,266	—	1,319,260,417
Preferred Stock	682,032	21,648,059	—	22,330,091
Rights	227,047	—	—	227,047
Short-Term Investments	26,031,956	45,401,623	—	71,433,579
Total Investments, at fair value	$701,452,186	$711,798,948	$—	$1,413,251,134

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.
See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED)

Investment Type Allocation
as of June 30, 2016
(as a percentage of net assets)

Corporate Bonds/Notes	87.1%
Common Stock	5.5%
Preferred Stock	1.9%
Foreign Government Bonds**	0.0%
Warrants**	0.0%
Assets in Excess of Other Liabilities*	5.5%
Net Assets	100.0%

* Includes short-term investments.

** Amount is less than 0.05%.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 87.1%
		Basic Materials: 2.4%
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	$273,750	0.3
100,000	#	CVR Partners L.P. / CVR Nitrogen Finance Corp., 9.250%, 06/15/23	102,125	0.1
375,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	271,875	0.3
300,000	#	IAMGOLD Corp., 6.750%, 10/01/20	270,000	0.3
200,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	200,500	0.2
35,000	#	Teck Resources Ltd., 8.000%, 06/01/21	36,138	0.0
35,000	#	Teck Resources Ltd., 8.500%, 06/01/24	36,400	0.1
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	104,400	0.1
80,000	#	United States Steel Corp., 8.375%, 07/01/21	84,500	0.1
1,159,000		Other Securities	857,488	0.9
			2,237,176	2.4
		Communications: 12.7%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	197,124	0.2
200,000	#	Altice US Finance I Corp., 5.375%, 07/15/23	201,500	0.2
210,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	216,825	0.2
580,000		CenturyLink, Inc., 6.450%, 06/15/21	590,875	0.6
25,000		CenturyLink, Inc., 7.500%, 04/01/24	25,313	0.1
155,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	159,650	0.2
Principal Amount†			Value	Percentage of Net Assets
120,000	#	CommScope, Inc., 5.000%, 06/15/21	$123,030	0.1
115,000	#	CommScope, Inc., 5.500%, 06/15/24	117,156	0.1
330,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	308,550	0.3
218,000		Frontier Communications Corp., 8.500%, 04/15/20	232,170	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	560,550	0.6
195,000	#	Gray Television, Inc., 5.875%, 07/15/26	196,950	0.2
500,000	#	Level 3 Financing, Inc., 5.250%, 03/15/26	491,250	0.5
450,000		McGraw-Hill Global Education Holdings, LLC, 5.000%, 05/04/22	450,281	0.5
130,000	#	MDC Partners, Inc., 6.500%, 05/01/24	129,675	0.1
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	87,975	0.1
200,000	#	Numericable-SFR SA, 6.000%, 05/15/22	195,250	0.2
480,000		Shutterfly, Inc., 0.250%, 05/15/18	477,900	0.5
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	165,551	0.2
1,670,000		Sprint Corp., 7.250%, 09/15/21	1,432,025	1.5
425,000		TEGNA, Inc., 6.375%, 10/15/23	453,156	0.5
450,000		T-Mobile USA, Inc., 6.500%, 01/15/26	476,437	0.5
290,000		T-Mobile USA, Inc., 6.000%-6.633%, 04/28/21-04/15/24	303,913	0.3

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Communications (continued)
160,000	#	Univision Communications, Inc., 5.125%, 02/15/25	$158,800	0.2
540,000	#	Videotron Ltd., 5.375%, 06/15/24	549,450	0.6
55,000	#	WebMD Health Corp., 2.625%, 06/15/23	53,934	0.1
935,000		Windstream Corp., 6.375%-7.750%, 10/15/20-08/01/23	839,675	0.9
2,966,175		Other Securities	2,828,643	3.0
			12,023,608	12.7
		Consumer, Cyclical: 12.0%
315,000	#	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.000%, 06/01/21	290,981	0.3
610,000		Global Partners L.P. / GLP Finance Corp., 6.250%-7.000%, 07/15/22-06/15/23	511,537	0.5
260,000	#	International Automotive Components Group SA, 9.125%, 06/01/18	261,300	0.3
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	154,875	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	323,950	0.3
1,055,000		KB Home, 1.375%-7.500%, 02/01/19-09/15/22	1,051,175	1.1
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	210,637	0.2
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	210,638	0.2
250,000		Lennar Corp., 4.500%, 06/15/19	260,725	0.3
465,000		Lennar Corp., 4.750%, 11/15/22	474,881	0.5
300,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	304,500	0.3
200,000	#	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	203,000	0.2
545,000		Outerwall, Inc., 5.875%, 06/15/21	468,700	0.5
400,000	#	Rexel SA, 5.250%, 06/15/20	414,250	0.4
Principal Amount†			Value	Percentage of Net Assets
185,000	#	Sabre GLBL, Inc., 5.250%, 11/15/23	$189,163	0.2
150,000		Scientific Games International, Inc., 6.250%, 09/01/20	95,625	0.1
1,135,000		Scientific Games International, Inc., 10.000%, 12/01/22	927,863	1.0
365,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	357,700	0.4
360,000	#	TI Group Automotive Systems LLC, 8.750%, 07/15/23	354,600	0.4
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	210,088	0.2
160,000	#	ZF North America Capital, Inc., 4.750%, 04/29/25	162,699	0.2
3,940,311		Other Securities	3,945,951	4.2
			11,384,838	12.0
		Consumer, Non-cyclical: 18.9%
570,000		Alliance One International, Inc., 9.875%, 07/15/21	483,075	0.5
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	204,787	0.2
165,000	#	Centene Corp., 5.625%, 02/15/21	172,425	0.2
110,000	#	Centene Corp., 6.125%, 02/15/24	117,219	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	187,875	0.2
145,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	127,600	0.1
870,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	853,687	0.9
375,000	#	Cimpress NV, 7.000%, 04/01/22	373,125	0.4
500,000		Constellation Brands, Inc., 3.750%-4.250%, 05/01/21-05/01/23	520,475	0.6
305,000	#	Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20	292,724	0.3
310,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	310,000	0.3
315,000	#	Endo Finance LLC, 5.750%, 01/15/22	285,831	0.3
140,000	#	Endo Finance LLC, 5.875%, 01/15/23	122,150	0.1

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Non-cyclical (continued)
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	$260,780	0.3
600,000		HCA, Inc., 5.250%, 06/15/26	624,000	0.7
365,000	#	Impax Laboratories, Inc., 2.000%, 06/15/22	320,744	0.3
490,000		Insulet Corp., 2.000%, 06/15/19	466,725	0.5
395,000		Ironwood Pharmaceuticals, Inc., 2.250%, 06/15/22	406,603	0.4
400,000		Jazz Investments I Ltd., 1.875%, 08/15/21	430,250	0.5
406,000	#	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	418,687	0.4
495,000		Kindred Healthcare, Inc., 6.375%-8.000%, 01/15/20-04/15/22	468,544	0.5
90,000	#	Medicines Co/The, 2.750%, 07/15/23	86,737	0.1
205,000	#	Molina Healthcare, Inc., 5.375%, 11/15/22	205,512	0.2
320,000	#	NuVasive, Inc., 2.250%, 03/15/21	380,400	0.4
550,000		Post Holdings, Inc., 7.375%, 02/15/22	580,250	0.6
260,000	#	Post Holdings, Inc., 6.000%, 12/15/22	267,475	0.3
100,000	#	Post Holdings, Inc., 6.750%, 12/01/21	106,000	0.1
100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	110,125	0.1
155,000	#	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/23	159,262	0.2
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	165,413	0.2
500,000	#	Sothebys, 5.250%, 10/01/22	483,750	0.5
170,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	129,200	0.1
525,000		United Rentals North America, Inc., 5.750%, 11/15/24	531,563	0.6
270,000	#	Vizient, Inc., 10.375%, 03/01/24	290,250	0.3
1,145,000	#	VRX Escrow Corp., 5.875%, 05/15/23	930,313	1.0
Principal Amount†			Value	Percentage of Net Assets
470,000		Wright Medical Group, Inc., 2.000%, 02/15/20	$431,813	0.5
5,824,108		Other Securities	5,613,870	5.9
			17,919,239	18.9
		Diversified: 0.3%
230,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	237,188	0.3
		Energy: 13.0%
208,587	#,&	American Energy - Utica LLC, 3.500%, 03/01/21	6,258	0.0
275,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	261,937	0.3
50,000	#	California Resources Corp., 8.000%, 12/15/22	35,562	0.0
173,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	147,482	0.1
510,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/21	459,000	0.5
490,000		Gulfport Energy Corp., 6.625%-7.750%, 11/01/20-05/01/23	501,250	0.5
50,000	#	Halcon Resources Corp., 8.625%, 02/01/20	47,406	0.1
131,000	#	Halcon Resources Corp., 12.000%, 02/15/22	120,192	0.1
90,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	90,291	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	176,588	0.2
285,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	273,600	0.3
345,000	#	MPLX L.P., 4.875%, 06/01/25	337,931	0.3
550,000		Oasis Petroleum, Inc., 6.875%-7.250%, 02/01/19-03/15/22	515,400	0.5
410,000		Rice Energy, Inc., 6.250%, 05/01/22	408,975	0.4
125,000		Rice Energy, Inc., 7.250%, 05/01/23	127,500	0.2

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
245,000	#	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	$245,000	0.3
580,000		Sabine Pass Liquefaction LLC, 5.625%-5.750%, 02/01/21-05/15/24	584,238	0.6
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	191,425	0.2
345,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%-5.250%, 05/01/23-11/15/23	321,575	0.3
160,000	#	TerraForm Power Operating LLC, 5.875%, 02/01/23	153,088	0.2
650,000		Whiting Petroleum Corp., 1.250%-6.250%, 04/01/20-04/01/23	558,025	0.6
180,000		Williams Cos, Inc., 4.550%, 06/24/24	166,230	0.2
505,000		Williams Cos, Inc., 5.750%, 06/24/44	433,038	0.4
8,131,380		Other Securities(a)	6,226,464	6.6
			12,388,455	13.0
		Financial: 11.0%
225,234	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	221,855	0.2
508,000		Ally Financial, Inc., 5.750%, 11/20/25	511,175	0.6
500,000		Ally Financial, Inc., 4.625%, 05/19/22-03/30/25	498,250	0.5
550,000		Bank of America Corp., 6.300%-6.500%, 10/29/49-12/29/49	585,562	0.6
550,000		Citigroup, Inc., 6.250%, 12/29/49	567,187	0.6
150,000	#	Communications Sales & Leasing, Inc. / CSL Capital LLC, 6.000%, 04/15/23	153,000	0.2
475,000	#	Credit Agricole SA, 8.125%, 12/29/49	474,189	0.5
400,000		Equinix, Inc., 5.375%, 01/01/22	415,000	0.4
195,000		Equinix, Inc., 5.375%, 04/01/23	202,312	0.2
600,000		Fly Leasing Ltd, 6.375%, 10/15/21	585,000	0.6
Principal Amount†			Value	Percentage of Net Assets
250,000	#	Galileo Re Ltd., 7.644%, 01/09/19	$252,362	0.3
250,000	#	Kilimanjaro Re Ltd., 4.784%, 04/30/18	250,712	0.2
250,000	#	Kilimanjaro Re Ltd., 9.534%, 12/06/19	253,888	0.3
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	494,500	0.5
525,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18-06/01/22	452,000	0.5
435,000	#	Provident Funding Associates L.P. / PFG Finance Corp., 6.750%, 06/15/21	414,338	0.4
250,000	#	Residential Reinsurance 2012 Ltd., 6.034%, 12/06/18	249,137	0.2
250,000	#	Residential Reinsurance 2012 Ltd., 13.034%, 12/06/18	250,388	0.3
225,000	#	Rialto Holdings LLC / Rialto Corp., 7.000%, 12/01/18	226,688	0.2
250,000	#	Sanders Re Ltd., 4.284%, 05/05/17	248,938	0.3
210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	169,050	0.2
3,070,304		Other Securities	3,005,605	3.2
			10,481,136	11.0
		Industrial: 9.5%
414,678	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	420,898	0.4
70,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 3.876%, 05/15/21	70,438	0.1
80,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	79,200	0.1
90,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	92,306	0.1
35,294	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	34,765	0.0
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	282,812	0.3

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Industrial (continued)
325,000		Ball Corp., 4.000%, 11/15/23	$321,343	0.4
575,000		Ball Corp., 5.250%, 07/01/25	601,594	0.6
350,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	303,625	0.3
85,000	#	Belden, Inc., 5.250%, 07/15/24	82,662	0.1
305,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	304,238	0.3
300,000	#	Coveris Holding Corp., 10.000%, 06/01/18	301,500	0.3
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	707,200	0.7
325,000	#	Dycom Industries, Inc., 0.750%, 09/15/21	371,719	0.4
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	270,000	0.3
744,000		General Cable Corp., 4.500%, 11/15/29	429,195	0.5
505,000		Griffon Corp., 5.250%, 03/01/22	500,581	0.5
120,616	#,&	Liberty Tire Recycling LLC, 11.000%, 03/31/21	81,567	0.1
575,000	#	NANA Development Corp., 9.500%, 03/15/19	491,625	0.5
600,000		Reynolds Group Issuer, Inc., 5.750%-9.875%, 08/15/19-02/15/21	623,366	0.7
200,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	151,000	0.2
100,000	#	Tutor Perini Corp., 2.875%, 06/15/21	105,000	0.1
545,000		Vishay Intertechnology, Inc., 2.250%, 05/15/41	428,166	0.4
2,138,457		Other Securities	1,985,499	2.1
			9,040,299	9.5
		Insurance: 0.1%
71,762		Other Securities	70,985	0.1
		Technology: 5.7%
145,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 06/15/21	148,738	0.2
135,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24	141,210	0.1
Principal Amount†			Value	Percentage of Net Assets
245,000	#	Diebold, Inc., 8.500%, 04/15/24	$243,775	0.3
375,000	#	Entegris, Inc., 6.000%, 04/01/22	385,313	0.4
420,000	#	First Data Corp., 5.750%, 01/15/24	417,900	0.4
155,000	#	First Data Corp., 7.000%, 12/01/23	157,906	0.2
510,000		j2 Global, Inc., 8.000%, 08/01/20	531,038	0.6
395,000		Mentor Graphics Corp., 4.000%, 04/01/31	433,514	0.4
315,000	#	Micron Technology, Inc., 5.250%, 08/01/23	270,113	0.3
250,000	#	MSCI, Inc., 5.250%, 11/15/24	256,875	0.3
120,000	#	Nuance Communications, Inc., 1.000%, 12/15/35	106,050	0.1
200,000	#	Open Text Corp., 5.875%, 06/01/26	201,500	0.2
2,231,893		Other Securities	2,137,070	2.2
			5,431,002	5.7
		Utilities: 1.5%
505,000		AES Corp., 4.875%, 05/15/23	501,212	0.5
100,000		AES Corp., 5.500%, 03/15/24	102,875	0.1
100,000	#	NRG Energy, Inc., 7.250%, 05/15/26	100,000	0.1
325,000		Talen Energy Supply LLC, 6.500%, 06/01/25	271,375	0.3
540,000	#	Talen Energy Supply LLC, 4.625%, 07/15/19	477,900	0.5
313		Other Securities	315	0.0
			1,453,677	1.5
		Total Corporate Bonds/Notes (Cost $85,926,618)	82,667,603	87.1
FOREIGN GOVERNMENT BONDS: 0.0%
14,054		Other Securities	112	0.0
		Total Foreign Government Bonds (Cost $785)	112	0.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: 5.5%
		Consumer Discretionary: 1.1%
50,408		Ford Motor Co.	$633,629	0.7
8,679		Other Securities	371,684	0.4
			1,005,313	1.1

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Energy: 0.2%
4,671		Other Securities	$165,238	0.2
		Financials: 1.3%
33,390		Forest City Realty Trust, Inc.	744,931	0.8
1,476	#,@	Perseus Holding Corp.	—	—
10,411		Other Securities	458,331	0.5
			1,203,262	1.3
		Health Care: 1.4%
30,040		Other Securities	1,381,126	1.4
		Industrials: 0.4%
30,679		Other Securities	400,640	0.4
		Information Technology: 0.8%
23,277		Other Securities	759,872	0.8
		Materials: 0.3%
4,308		Other Securities	320,601	0.3
		Telecommunication Services: 0.0%
4,800		Other Securities	44,496	0.0
		Total Common Stock (Cost $4,609,748)	5,280,548	5.5
PREFERRED STOCK: 1.9%
		Consumer Discretionary: 0.8%
7,900	@	Sealy Corp.	720,875	0.8
		Energy: 0.0%
285		Other Securities	12,968	0.0
		Financials: 0.4%
775	#,@	Perseus Holding Corp.	—	—
4,027		Other Securities	395,606	0.4
			395,606	0.4
		Health Care: 0.6%
150	@	Kindred Healthcare, Inc.	89,665	0.1
1,080		Other Securities	464,601	0.5
			554,266	0.6
		Industrials: 0.1%
267		Other Securities	93,461	0.1
		Total Preferred Stock (Cost $2,192,257)	1,777,176	1.9
Shares		Value	Percentage of Net Assets
WARRANTS: —%
	Health Care: —%
252	Other Securities	$—	—
	Total Warrants (Cost $—)	—	—
	Total Long-Term Investments (Cost $92,729,408)	89,725,439	94.5
SHORT-TERM INVESTMENTS: 2.8%
	Mutual Funds: 2.8%
2,699,707	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $2,699,707)	2,699,707	2.8
	Total Short-Term Investments (Cost $2,699,707)	2,699,707	2.8
	Total Investments in Securities (Cost $95,429,115)	$92,425,146	97.3
	Assets in Excess of Other Liabilities	2,551,022	2.7
	Net Assets	$94,976,168	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2016.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security.

&  Payment-in-kind

(a)  The grouping contains securities in default.

Cost for federal income tax purposes is $96,067,054.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,428,762
Gross Unrealized Depreciation	(7,070,670)
Net Unrealized Depreciation	$(3,641,908)

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$1,005,313	$—	$—	$1,005,313
Energy	165,238	—	—	165,238
Financials	1,203,262	—	—	1,203,262
Health Care	1,381,126	—	—	1,381,126
Industrials	357,468	—	43,172	400,640
Information Technology	759,872	—	—	759,872
Materials	320,601	—	—	320,601
Telecommunication Services	44,496	—	—	44,496
Total Common Stock	5,237,376	—	43,172	5,280,548
Preferred Stock	762,067	917,700	97,409	1,777,176
Warrants	—	—	—	—
Corporate Bonds/Notes	—	82,667,603	—	82,667,603
Foreign Government Bonds	—	112	—	112
Short-Term Investments	2,699,707	—	—	2,699,707
Total Investments, at fair value	$8,699,150	$83,585,415	$140,581	$92,425,146
Other Financial Instruments+
Centrally Cleared Swaps	—	28,849	—	28,849
Total Assets	$8,699,150	$83,614,264	$140,581	$92,453,995
Liabilities Table
Other Financial Instruments+
Futures	$(1,381)	$—	$—	$(1,381)
Total Liabilities	$(1,381)	$—	$—	$(1,381)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
S&P 500 E-Mini	(19)	09/16/16	$(1,985,690)	$(1,381)
			$(1,985,690)	$(1,381)

At June 30, 2016, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 23, Version 1	Sell	5.000	Chicago Mercantile Exchange	12/20/19	USD	1,101,678	$70,576	$68
CDX North American High Yield Index Series 25, Version 1	Sell	5.000	Chicago Mercantile Exchange	12/20/20	USD	2,044,350	84,036	28,781
							$154,612	$28,849

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

(1)  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Net Assets — Unrealized appreciation*	$28,849
Total Asset Derivatives		$28,849
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation**	1,381
Total Liability Derivatives		$1,381

*  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day's

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments. variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2016 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contract	$—	$60,836	$60,836
Equity contracts	59,798	—	59,798
Total	$59,798	$60,836	$120,634
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$73,438	$73,438
Equity contracts	21,304	—	21,304
Total	$21,304	$73,438	$94,742

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Information Technology	20.7%
Consumer Discretionary	20.5%
Industrials	17.2%
Health Care	13.5%
Financials	12.1%
Consumer Staples	6.5%
Materials	5.7%
Energy	1.6%
Telecommunication Services	1.3%
Utilities	0.6%
Assets in Excess of Other Liabilities*	0.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 20.5%
9,700	@	Autozone, Inc.	$7,700,248	0.9
65,600	@	Burlington Stores, Inc.	4,376,176	0.5
112,300	@,L	Carmax, Inc.	5,506,069	0.7
90,200		Dollar General Corp.	8,478,800	1.0
279,000		Hanesbrands, Inc.	7,011,270	0.8
71,600		L Brands, Inc.	4,806,508	0.6
24,700	@	O'Reilly Automotive, Inc.	6,696,170	0.8
129,000		Ross Stores, Inc.	7,313,010	0.9
59,100		Tractor Supply Co.	5,388,738	0.7
2,630,732		Other Securities(a)	112,195,527	13.6
			169,472,516	20.5
		Consumer Staples: 6.5%
38,400		Constellation Brands, Inc.	6,351,360	0.7
49,500		Hershey Co.	5,617,755	0.7
45,000		McCormick & Co., Inc.	4,800,150	0.6
61,600		Mead Johnson Nutrition Co.	5,590,200	0.7
31,900	@	Monster Beverage Corp.	5,126,649	0.6
529,450		Other Securities(a)	26,324,189	3.2
			53,810,303	6.5
		Energy: 1.6%
213,400		Other Securities	13,357,533	1.6
		Financials: 11.6%
62,900		Aon PLC	6,870,567	0.8
69,633		CBOE Holdings, Inc.	4,638,950	0.6
81,800		Crown Castle International Corp.	8,296,974	1.0
14,915		Equinix, Inc.	5,782,993	0.7
129,100		FNF Group	4,841,250	0.6
Shares			Value	Percentage of Net Assets
19,900		Intercontinental Exchange, Inc.	$5,093,604	0.6
43,700		S&P Global, Inc.	4,687,262	0.6
1,524,529		Other Securities(a)	55,334,317	6.7
			95,545,917	11.6
		Health Care: 13.5%
62,300		AmerisourceBergen Corp.	4,941,636	0.6
77,650		Dentsply Sirona, Inc.	4,817,406	0.6
47,100	@	Idexx Laboratories, Inc.	4,373,706	0.5
10,000	@	Intuitive Surgical, Inc.	6,614,100	0.8
136,850		Zoetis, Inc.	6,494,901	0.8
1,497,134		Other Securities(a)	84,694,232	10.2
			111,935,981	13.5
		Industrials: 17.2%
62,800		Allegion Public Ltd.	4,360,204	0.5
41,000		Equifax, Inc.	5,264,400	0.6
24,300		Roper Technologies, Inc.	4,144,608	0.5
180,300		Southwest Airlines Co.	7,069,563	0.9
17,500	@	TransDigm Group, Inc.	4,614,575	0.6
102,041	@	United Continental Holdings, Inc.	4,187,763	0.5
84,200	@	Verisk Analytics, Inc.	6,826,936	0.8
1,998,172		Other Securities(a)	105,639,513	12.8
			142,107,562	17.2
		Information Technology: 19.9%
117,200		Amphenol Corp.	6,719,076	0.8
76,700	@	Electronic Arts, Inc.	5,810,792	0.7
73,200		Fidelity National Information Services, Inc.	5,393,376	0.6
64,900	@	Fiserv, Inc.	7,056,577	0.9
44,100	@	Gartner, Inc.	4,295,781	0.5
58,200		Harris Corp.	4,856,208	0.6

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
59,200		Intuit, Inc.	$6,607,312	0.8
73,800	@	Red Hat, Inc.	5,357,880	0.6
63,200	@	ServiceNow, Inc.	4,196,480	0.5
97,000	@	Vantiv, Inc.	5,490,200	0.7
54,600	@,L	VeriSign, Inc.	4,720,716	0.6
2,368,444		Other Securities(a)	104,280,968	12.6
			164,785,366	19.9
		Materials: 5.7%
77,500	L	Ball Corp.	5,602,475	0.7
67,500		Celanese Corp.	4,417,875	0.5
91,500		RPM International, Inc.	4,570,425	0.6
20,200		Sherwin-Williams Co.	5,932,134	0.7
41,500		Vulcan Materials Co.	4,994,940	0.6
512,300		Other Securities	21,928,903	2.6
			47,446,752	5.7
		Telecommunication Services: 1.3%
70,850	@	SBA Communications Corp.	7,647,549	0.9
72,700		Other Securities	3,145,729	0.4
			10,793,278	1.3
		Utilities: 0.6%
117,000		Other Securities	5,152,360	0.6
		Total Common Stock (Cost $621,877,964)	814,407,568	98.4
PREFERRED STOCK: 1.3%
		Financials: 0.5%
103,987		Other Securities	3,914,507	0.5
		Information Technology: 0.8%
542,069		Other Securities	7,031,569	0.8
		Total Preferred Stock (Cost $7,911,058)	10,946,076	1.3
		Total Long-Term Investments (Cost $629,789,022)	825,353,644	99.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
	Securities Lending Collateralcc: 5.3%
9,924,909	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $9,925,023, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $10,123,525, due 01/01/30-06/20/46)	$9,924,909	1.2
10,379,813	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $10,379,947, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,587,409, due 07/15/16-09/20/65)	10,379,813	1.3
10,379,813	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $10,379,955, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,587,409, due 07/07/16-02/01/49)	10,379,813	1.3

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
10,379,813	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $10,379,932, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $10,587,410, due 12/01/16-02/20/66)	$10,379,813	1.2
2,639,652	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,639,687, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,713,796, due 04/15/18-01/15/29)	2,639,652	0.3
		43,704,000	5.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
1,000	T. Rowe Price Reserve Investment Fund, 0.320%†† (Cost $1,000)	$1,000	0.0
	Total Short-Term Investments (Cost $43,705,000)	43,705,000	5.3
	Total Investments in Securities (Cost $673,494,022)	$869,058,644	105.0
	Liabilities in Excess of Other Assets	(41,661,130)	(5.0)
	Net Assets	$827,397,514	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2016.

@  Non-income producing security.

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $674,927,666.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$236,351,400
Gross Unrealized Depreciation	(42,220,422)
Net Unrealized Appreciation	$194,130,978

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$169,472,516	$—	$—	$169,472,516
Consumer Staples	53,810,303	—	—	53,810,303
Energy	13,357,533	—	—	13,357,533
Financials	94,540,854	—	1,005,063	95,545,917
Health Care	111,935,981	—	—	111,935,981
Industrials	142,107,562	—	—	142,107,562
Information Technology	164,281,104	—	504,262	164,785,366
Materials	47,446,752	—	—	47,446,752
Telecommunication Services	10,793,278	—	—	10,793,278
Utilities	5,152,360	—	—	5,152,360
Total Common Stock	812,898,243	—	1,509,325	814,407,568
Preferred Stock	—	—	10,946,076	10,946,076
Short-Term Investments	1,000	43,704,000	—	43,705,000
Total Investments, at fair value	$812,899,243	$43,704,000	$12,455,401	$869,058,644

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2016.

Investments, at fair value	Fair Value at June 30, 2016	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock	$1,509,325	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease
Preferred Stock	$10,946,076	Recent Comparable Transaction Price	Discount Factor*	0.00%	Decrease

*  No quantitative unobserable inputs were significant to the fair valuation determination at June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended June 30, 2016:

	Beginning Balance 12/31/15	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)*	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/16
Asset Table
Investments, at fair value Common Stock	$1,477,438	$—	$—	$—	$—	$31,887	$—	$—	$1,509,325
Preferred Stock	9,973,148	—	—	—		972,928	—	—	10,946,076
Total Investments, at value	$11,450,586	$—	$—	$—	$—	$1,004,815	$—	$—	$12,455,401

*  As of June 30, 2016 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,004,815.
See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Information Technology	33.1%
Consumer Discretionary	26.1%
Health Care	21.1%
Financials	7.4%
Industrials	5.7%
Consumer Staples	3.7%
Materials	1.1%
Telecommunication Services	0.5%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 26.0%
180,900	@	Amazon.com, Inc.	$129,455,658	8.4
21,451	@	Autozone, Inc.	17,028,662	1.1
506,300		Hanesbrands, Inc.	12,723,319	0.8
266,300		Lowe's Cos, Inc.	21,082,971	1.4
176,700	L	Marriott International, Inc.	11,743,482	0.8
824,760	@	MGM Resorts International	18,664,319	1.2
198,600	@	Netflix, Inc.	18,167,928	1.2
49,759	@	Priceline.com, Inc.	62,119,633	4.1
198,300		Ross Stores, Inc.	11,241,627	0.7
213,000		Starbucks Corp.	12,166,560	0.8
97,075	@,L	Tesla Motors, Inc.	20,607,081	1.4
168,700		Tractor Supply Co.	15,382,066	1.0
1,229,608		Other Securities(a)	47,992,426	3.1
			398,375,732	26.0
		Consumer Staples: 3.7%
210,800		Philip Morris International, Inc.	21,442,576	1.4
218,700		Walgreens Boots Alliance, Inc.	18,211,149	1.2
273,400		Other Securities	16,959,399	1.1
			56,613,124	3.7
		Financials: 7.3%
261,700		American Tower Corp.	29,731,737	2.0
157,812		Crown Castle International Corp.	16,006,871	1.1
68,000		Intercontinental Exchange, Inc.	17,405,280	1.1
779,800		Morgan Stanley	20,259,204	1.3
553,093		Other Securities	28,120,060	1.8
			111,523,152	7.3
Shares			Value	Percentage of Net Assets
		Health Care: 21.1%
144,469		Aetna, Inc.	$17,643,999	1.1
124,515	@	Alexion Pharmaceuticals, Inc.	14,538,371	0.9
122,231	@	Allergan plc	28,246,362	1.8
128,200		Anthem, Inc.	16,837,788	1.1
541,700		Bristol-Myers Squibb Co.	39,842,035	2.6
91,900		Cigna Corp.	11,762,281	0.8
414,500		Danaher Corp.	41,864,500	2.7
101,742		Humana, Inc.	18,301,351	1.2
38,700	@	Intuitive Surgical, Inc.	25,596,567	1.7
78,700		McKesson Corp.	14,689,355	1.0
122,300		Stryker Corp.	14,655,209	1.0
155,400		UnitedHealth Group, Inc.	21,942,480	1.4
151,800	@	Vertex Pharmaceuticals, Inc.	13,057,836	0.9
469,516		Other Securities	44,390,235	2.9
			323,368,369	21.1
		Industrials: 5.7%
737,800		American Airlines Group, Inc.	20,887,118	1.4
146,000		Boeing Co.	18,961,020	1.2
72,500		Roper Technologies, Inc.	12,365,600	0.8
488,090		Other Securities	36,109,386	2.3
			88,323,124	5.7
		Information Technology: 31.8%
73,050	@	Alphabet, Inc. - Class A	51,392,866	3.3
65,771	@	Alphabet, Inc. - Class C	45,520,109	3.0
461,400		Apple, Inc.	44,109,840	2.9
132,100	L	ASML Holding NV-NY REG	13,105,641	0.9

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
577,100	@	Facebook, Inc.	$65,950,988	4.3
102,000	@	Fiserv, Inc.	11,090,460	0.7
417,400		Mastercard, Inc.	36,756,244	2.4
924,800		Microsoft Corp.	47,322,016	3.1
388,900	@,L	Mobileye NV	17,943,846	1.2
239,500	@	NXP Semiconductor NV - NXPI - US	18,762,430	1.2
317,100	@	PayPal Holdings, Inc.	11,577,321	0.8
305,364	@	Salesforce.com, Inc.	24,248,955	1.6
172,000	@	ServiceNow, Inc.	11,420,800	0.7
968,900		Tencent Holdings Ltd.	22,226,250	1.4
149,000	@,L	VeriSign, Inc.	12,882,540	0.8
550,300		Visa, Inc. - Class A	40,815,751	2.7
276,443		Other Securities(a)	12,303,771	0.8
			487,429,828	31.8
		Materials: 1.1%
100,300		Ashland, Inc.	11,511,431	0.7
30,600		Other Securities	5,875,200	0.4
			17,386,631	1.1
		Telecommunication Services: 0.5%
189,300		Other Securities	8,191,011	0.5
		Total Common Stock (Cost $1,195,403,838)	1,491,210,971	97.2
PREFERRED STOCK: 1.5%
		Consumer Discretionary: 0.1%
20,407		Other Securities	1,964,990	0.1
		Financials: 0.1%
45,554		Other Securities	1,714,844	0.1
		Information Technology: 1.3%
490,066		Other Securities	19,357,952	1.3
		Total Preferred Stock (Cost $20,779,624)	23,037,786	1.5
		Total Long-Term Investments (Cost $1,216,183,462)	1,514,248,757	98.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateralcc: 5.0%
17,277,719	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $17,277,918, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $17,623,479, due 01/01/30-06/20/46)	$17,277,719	1.1
18,069,572	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $18,069,805, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $18,430,964, due 07/15/16-09/20/65)	18,069,572	1.2
18,069,572	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $18,069,820, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $18,430,964, due 07/07/16-02/01/49)	18,069,572	1.2

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
18,069,572	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $18,069,780, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $18,430,964, due 12/01/16-02/20/66)	$18,069,572	1.2
4,595,265	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $4,595,325, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,724,339, due 04/15/18-01/15/29)	4,595,265	0.3
		76,081,700	5.0
Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 0.5%
8,458,121	T. Rowe Price Reserve Investment Fund, 0.320%†† (Cost $8,458,121)	$8,458,121	0.5
	Total Short-Term Investments (Cost $84,539,821)	84,539,821	5.5
	Total Investments in Securities (Cost $1,300,723,283)	$1,598,788,578	104.2
	Liabilities in Excess of Other Assets	(65,044,761)	(4.2)
	Net Assets	$1,533,743,817	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2016.

@  Non-income producing security.

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $1,303,924,355.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$353,257,895
Gross Unrealized Depreciation	(58,393,672)
Net Unrealized Appreciation	$294,864,223

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$398,078,389	$—	$297,343	$398,375,732
Consumer Staples	56,613,124	—	—	56,613,124
Financials	111,332,597	—	190,555	111,523,152
Health Care	323,368,369	—	—	323,368,369
Industrials	88,323,124	—	—	88,323,124
Information Technology	464,069,735	22,226,250	1,133,843	487,429,828
Materials	17,386,631	—	—	17,386,631
Telecommunication Services	8,191,011	—	—	8,191,011
Total Common Stock	1,467,362,980	22,226,250	1,621,741	1,491,210,971
Preferred Stock	—	—	23,037,786	23,037,786
Short-Term Investments	8,458,121	76,081,700	—	84,539,821
Total Investments, at fair value	$1,475,821,101	$98,307,950	$24,659,527	$1,598,788,578

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2016.

Investments, at fair value	Fair Value at June 30, 2016	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock $1,621,741 Recent Comparable Transaction	Discount	Price	Factor*	0.00%	Decrease
Preferred Stock $23,037,786 Recent Comparable Transaction	Discount	Price	Factor*	0.00%	Decrease

*  No quantitative unobserable inputs were significant to the fair valuation determination at June 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios's assets and liabilities during the period ended June 30, 2016:

	Beginning Balance 12/31/15	Purchases	Sales	Accrued Discounts/ (Premiums)	Net Change Total Realized Gain/(Loss)	in Unrealized Appreciation/ (Depreciation)*	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/16
Asset Table
Investments, at fair value Common Stock	$1,953,306	$—	$—	$—	$—	$(331,565)	$—	$—	$1,621,741
Preferred Stock	19,424,931	4,574,606	—	—		(961,751)	—	—	23,037,786
Total Investments, at value	$21,378,237	$4,574,606	$—	$—	$—	$(1,293,316)	$—	$—	$24,659,527

*  As of June 30, 2016, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(1,293,316).

See Accompanying Notes to Financial Statements

VY® TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED)

Geographic Diversification
as of June 30, 2016
(as a percentage of net assets)

United Kingdom	18.7%
Germany	12.1%
France	11.7%
Japan	7.4%
Switzerland	7.4%
China	7.0%
South Korea	5.9%
Netherlands	4.7%
Singapore	3.8%
Norway	2.9%
Countries between 0.5% - 2.6%^	14.3%
Assets in Excess of Other Liabilities*	4.1%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 10 countries, which each represents 0.5% - 2.6% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.9%
	China: 7.0%
774,500	China Mobile Ltd.	$8,948,740	1.4
21,246,000	China Telecom Corp., Ltd.	9,554,681	1.5
1,368,800	Sinopharm Group Co.	6,575,289	1.0
13,461,290	Other Securities(a)	19,925,167	3.1
		45,003,877	7.0
	France: 11.7%
473,266	AXA S.A.	9,357,747	1.5
273,888	BNP Paribas	12,011,554	1.9
191,520	Cie de Saint-Gobain	7,259,712	1.1
120,314	Cie Generale des Etablissements Michelin	11,338,514	1.8
135,141	Sanofi	11,227,931	1.7
202,484	Total S.A.	9,710,370	1.5
884,360	Other Securities	14,289,807	2.2
		75,195,635	11.7
	Germany: 12.1%
100,971	Bayer AG	10,141,056	1.6
72,560	Deutsche Boerse AG	5,961,175	0.9
110,235	HeidelbergCement AG	8,304,265	1.3
569,995	Infineon Technologies AG	8,251,518	1.3
139,150	Lanxess	6,104,941	1.0
103,258	Merck KGaA	10,495,500	1.6
74,750	Siemens AG	7,670,968	1.2
466,091	Other Securities(a)	20,651,044	3.2
		77,580,467	12.1
Shares		Value	Percentage of Net Assets
	Hong Kong: 2.6%
228,400	CK Hutchison Holdings Ltd. ADR	$2,505,548	0.4
485,640	CK Hutchison Holdings Ltd.	5,342,264	0.8
1,459,540	Other Securities	8,916,616	1.4
		16,764,428	2.6
	India: 1.4%
496,486	Housing Development Finance Corp.	9,249,805	1.4
	Israel: 2.0%
253,929	Teva Pharmaceutical Industries Ltd. ADR	12,754,854	2.0
	Italy: 2.6%
680,187	ENI S.p.A.	10,955,937	1.7
2,712,318	Other Securities	5,649,173	0.9
		16,605,110	2.6
	Japan: 7.4%
1,193,700	Nissan Motor Co., Ltd.	10,652,960	1.7
171,300	SoftBank Group Corp.	9,687,370	1.5
240,400	Suntory Beverage & Food Ltd.	10,878,372	1.7
124,400	Toyota Motor Corp.	6,132,738	0.9
1,995,700	Other Securities	10,573,003	1.6
		47,924,443	7.4
	Netherlands: 4.7%
159,998	Akzo Nobel NV	9,939,247	1.5
455,036	Royal Dutch Shell PLC - Class B	12,572,063	2.0
525,205	Other Securities(a)	7,626,384	1.2
		30,137,694	4.7

See Accompanying Notes to Financial Statements

VY® TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Norway: 2.9%
657,950	@,L	Subsea 7 SA	$6,467,313	1.0
573,623		Telenor ASA	9,495,194	1.5
166,074		Other Securities	2,869,503	0.4
			18,832,010	2.9
		Portugal: 1.2%
564,750		Galp Energia SGPS SA	7,854,764	1.2
		Russia: 0.5%
226,203		Other Securities	3,024,334	0.5
		Singapore: 3.8%
886,582		DBS Group Holdings Ltd.	10,453,620	1.6
3,420,600		Singapore Telecommunications Ltd.	10,564,929	1.6
255,700		Other Securities	3,523,023	0.6
			24,541,572	3.8
		South Korea: 5.9%
35,481		Hyundai Mobis	7,805,941	1.2
247,680		KB Financial Group, Inc. ADR	7,048,973	1.1
31,301		Samsung Electronics Co., Ltd. GDR	19,561,249	3.0
171,216		Other Securities	3,480,973	0.6
			37,897,136	5.9
		Spain: 1.5%
1,007,321	@	Telefonica S.A.	9,563,360	1.5
		Sweden: 0.9%
282,620		Other Securities	5,834,973	0.9
		Switzerland: 7.4%
638,169		Credit Suisse Group AG	6,798,044	1.0
82,527		Novartis AG	6,811,659	1.1
50,356		Roche Holding AG	13,287,933	2.1
110,855		Swiss Re Ltd.	9,682,122	1.5
2,324,940		Other Securities	10,734,758	1.7
			47,314,516	7.4
		Taiwan: 0.7%
948,251		Other Securities	4,778,898	0.7
		Thailand: 0.9%
1,298,000		Bangkok Bank PCL - Foreign Reg	6,009,438	0.9
Shares			Value	Percentage of Net Assets
		United Kingdom: 18.7%
1,274,955		Aviva PLC	$6,720,690	1.0
1,403,493		BAE Systems PLC	9,825,290	1.5
2,313,764		BP PLC	13,543,726	2.1
609,930		Sky PLC	6,930,941	1.1
451,664		CRH PLC - London	13,244,490	2.1
472,166		GlaxoSmithKline PLC	10,139,820	1.6
1,537,600		HSBC Holdings PLC	9,416,754	1.5
1,990,364		Kingfisher PLC	8,548,825	1.3
989,391		Standard Chartered PLC	7,506,523	1.2
2,612,090	@	Tesco PLC	6,134,776	0.9
2,762,541		Vodafone Group PLC	8,422,640	1.3
11,980,537		Other Securities	20,122,481	3.1
			120,556,956	18.7
		Total Common Stock (Cost $589,879,341)	617,424,270	95.9
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
		U.S. Government Agency Obligations: 3.0%
19,500,000		Freddie Mac Discount Notes, 0.204%, 07/01/16 (Cost $19,500,000)	$19,500,000	3.0
		Securities Lending Collateralcc: 1.8%
2,684,747		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,684,782, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,738,442, due 07/15/16-09/20/65)	2,684,747	0.4

See Accompanying Notes to Financial Statements

VY® TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
2,684,747	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,684,784, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,738,442, due 07/07/16-02/01/49)	$2,684,747	0.4
2,684,747	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.43%, due 07/01/16 (Repurchase Amount $2,684,779, collateralized by various U.S. Government Agency Obligations, 1.370%-6.059%, Market Value plus accrued interest $2,738,442, due 01/01/19-07/01/46)	2,684,747	0.5
565,062	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $565,069, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $576,363, due 06/01/22-11/20/45)	565,062	0.1
Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
2,684,747	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $2,684,778, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,738,442, due 12/01/16-02/20/66)	$2,684,747	0.4
		11,304,050	1.8
	Total Short-Term Investments (Cost $30,804,050)	30,804,050	4.8
	Total Investments in Securities (Cost $620,683,391)	$648,228,320	100.7
	Liabilities in Excess of Other Assets	(4,216,903)	(0.7)
	Net Assets	$644,011,417	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $624,795,517.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$116,405,863
Gross Unrealized Depreciation	(92,973,060)
Net Unrealized Appreciation	$23,432,803
Sector Diversification	Percentage of Net Assets
Financials	24.0%
Health Care	14.4
Energy	12.7
Telecommunication Services	10.3
Consumer Discretionary	8.7
Industrials	7.9
Information Technology	7.4
Materials	7.0
Consumer Staples	3.5
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

VY® TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
China	$4,573,004	$40,430,873	$—	$45,003,877
France	—	75,195,635	—	75,195,635
Germany	—	77,580,467	—	77,580,467
Hong Kong	2,505,548	14,258,880	—	16,764,428
India	—	9,249,805	—	9,249,805
Israel	12,754,854	—	—	12,754,854
Italy	—	16,605,110	—	16,605,110
Japan	—	47,924,443	—	47,924,443
Netherlands	—	30,137,694	—	30,137,694
Norway	—	18,832,010	—	18,832,010
Portugal	—	7,854,764	—	7,854,764
Russia	3,024,334	—	—	3,024,334
Singapore	—	24,541,572	—	24,541,572
South Korea	7,048,973	30,848,163	—	37,897,136
Spain	—	9,563,360	—	9,563,360
Sweden	—	5,834,973	—	5,834,973
Switzerland	—	47,314,516	—	47,314,516
Taiwan	—	4,778,898	—	4,778,898
Thailand	—	6,009,438	—	6,009,438
United Kingdom	—	120,556,956	—	120,556,956
Total Common Stock	29,906,713	587,517,557	—	617,424,270
Short-Term Investments	—	30,804,050	—	30,804,050
Total Investments, at fair value	$29,906,713	$618,321,607	$—	$648,228,320

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Investment Adviser

Directed Services LLC
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Distributor

Voya Investments Distributor, LLC
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Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
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Custodian

The Bank of New York Mellon
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Legal Counsel

Ropes & Gray LLP
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Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

VPSAR-VPI

(0616-082316)

Semi-Annual Report
June 30, 2016
Classes ADV and S
Voya Partners, Inc.
■
VY® Fidelity® VIP Contrafund® Portfolio*

■
VY® Fidelity® VIP Equity-Income Portfolio*

■
VY® Fidelity® VIP Mid Cap Portfolio*

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*
Fidelity and Contrafund are registered trademarks of FMR LLC.
Used with permission.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Brexit, and what comes after
Dear Shareholder,
Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.
The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.
We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.
You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)
Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.
Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.
One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.
The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.
Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.
A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.
U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.
In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.
In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016*
VY® Fidelity® VIP Contrafund® Portfolio
Class ADV	$1,000.00	$1,002.80	1.49%	$7.42	$1,000.00	$1,017.45	1.49%	$7.47
Class S	1,000.00	1,004.10	1.24	6.18	1,000.00	1,018.70	1.24	6.22
VY® Fidelity® VIP Equity-Income Portfolio
Class ADV	$1,000.00	$1,049.90	1.34%	$6.83	$1,000.00	$1,018.20	1.34%	$6.72
Class S	1,000.00	1,051.60	1.09	5.56	1,000.00	1,019.44	1.09	5.47
VY® Fidelity® VIP Mid Cap Portfolio
Class ADV	$1,000.00	$1,007.90	1.43%	$7.14	$1,000.00	$1,017.75	1.43%	$7.17
Class S	1,000.00	1,008.40	1.18	5.89	1,000.00	1,019.00	1.18	5.92

*
Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the master fund, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	VY® Fidelity® VIP Contrafund® Portfolio	VY® Fidelity® VIP Equity-Income Portfolio	VY® Fidelity® VIP Mid Cap Portfolio
ASSETS:
Investments in master fund at fair value*(1)	$201,110,418	$9,212,676	$29,269,262
Cash	1,201,912	80,096	194,506
Receivables:
Investment in master fund sold	732,563	—	52,271
Fund shares sold	1,810	2,097	5,418
Prepaid expenses	2,570	117	353
Reimbursement due from manager	21,513	27,736	32,594
Other assets	8,560	670	1,331
Total assets	203,079,346	9,323,392	29,555,735
LIABILITIES:
Payable for investments in master fund purchased	—	2,063	—
Payable for fund shares redeemed	734,373	34	57,689
Payable for investment management fees	16,863	770	2,452
Payable for distribution and shareholder service fees	43,422	1,983	6,231
Payable for directors fees	1,056	49	151
Payable to directors under the deferred compensation plan (Note 6)	8,560	670	1,331
Payable for proxy and solicitation costs (Note 6)	122,323	75,125	81,575
Other accrued expenses and liabilities	92,207	15,629	42,169
Total liabilities	1,018,804	96,323	191,598
NET ASSETS	$202,060,542	$9,227,069	$29,364,137
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$179,673,059	$21,826,204	$25,992,764
Undistributed net investment income/Accumulated net investment loss	2,759,692	355,566	(45,215)
Accumulated net realized gain (loss)	(9,614,824)	(12,274,726)	5,693,877
Net unrealized appreciation (depreciation)	29,242,615	(679,975)	(2,277,289)
NET ASSETS	$202,060,542	$9,227,069	$29,364,137
* Cost of investments in master fund at value	$171,867,803	$9,892,651	$31,546,551
Class ADV
Net assets	$6,077,195	$280,020	$488,260
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	417,400	23,777	31,897
Net asset value and redemption price per share	$14.56	$11.78	$15.31
Class S
Net assets	$195,983,347	$8,947,049	$28,875,877
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	13,322,454	757,579	1,858,763
Net asset value and redemption price per share	$14.71	$11.81	$15.53

(1)
The master funds for the VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income and VY® Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds’ financial statements.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	VY® Fidelity® VIP Contrafund® Portfolio	VY® Fidelity® VIP Equity-Income Portfolio	VY® Fidelity® VIP Mid Cap Portfolio
EXPENSES:
Investment management fees(1)	$105,036	$4,861	$15,008
Distribution and shareholder service fees:
Class ADV	15,650	657	1,232
Class S	254,770	11,825	36,904
Transfer agent fees	144	2	301
Shareholder reporting expense	5,600	910	3,976
Professional fees	26,939	5,460	6,182
Custody and accounting expense	10,940	546	1,820
Directors fees	3,168	147	453
Proxy and solicitation costs (Note 6)	129,000	81,681	88,143
Miscellaneous expense	8,756	2,820	4,084
Total expenses	560,003	108,909	158,103
Net waived and reimbursed fees	(169,636)	(93,877)	(114,104)
Net expenses	390,367	15,032	43,999
Net investment loss	(390,367)	(15,032)	(43,999)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Capital gain distributions from master fund	17,980,742	636,953	2,000,425
Sale of investments in master fund	16,681,794	97,343	(84,876)
Net realized gain	34,662,536	734,296	1,915,549
Net change in unrealized appreciation (depreciation) on:
Master fund	(34,654,750)	(241,224)	(1,672,520)
Net change in unrealized appreciation (depreciation)	(34,654,750)	(241,224)	(1,672,520)
Net realized and unrealized gain	7,786	493,072	243,029
Increase (decrease) in net assets resulting from operations	$(382,581)	$478,040	$199,030

(1)
The master funds for the VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income and VY® Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds’ financial statements.

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® Fidelity® VIP Contrafund® Portfolio		VY® Fidelity® VIP Equity-Income Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income (loss)	$(390,367)	$1,129,052	$(15,032)	$309,655
Net realized gain	34,662,536	70,556,037	734,296	1,410,120
Net change in unrealized appreciation (depreciation)	(34,654,750)	(70,634,233)	(241,224)	(2,263,512)
Increase (decrease) in net assets resulting from operations	(382,581)	1,050,856	478,040	(543,737)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(174,251)	—	(10,681)
Class S	—	(7,189,918)	—	(448,151)
Total distributions	—	(7,364,169)	—	(458,832)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,365,015	6,825,556	330,780	657,951
Reinvestment of distributions	—	7,364,169	—	458,832
	1,365,015	14,189,725	330,780	1,116,783
Cost of shares redeemed	(35,890,761)	(78,056,879)	(2,004,026)	(2,694,039)
Net decrease in net assets resulting from capital share transactions	(34,525,746)	(63,867,154)	(1,673,246)	(1,577,256)
Net decrease in net assets	(34,908,327)	(70,180,467)	(1,195,206)	(2,579,825)
NET ASSETS:
Beginning of year or period	236,968,869	307,149,336	10,422,275	13,002,100
End of year or period	$202,060,542	$236,968,869	$9,227,069	$10,422,275
Undistributed net investment income at end of year or period	$2,759,692	$3,150,059	$355,566	$370,598

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® Fidelity® VIP Mid Cap Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment loss	$(43,999)	$(25,881)
Net realized gain	1,915,549	7,103,931
Net change in unrealized appreciation (depreciation)	(1,672,520)	(7,608,324)
Increase (decrease) in net assets resulting from operations	199,030	(530,274)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4,189)
Class S	—	(465,055)
Net realized gains:
Class ADV	—	(32,225)
Class S	—	(2,136,248)
Total distributions	—	(2,637,717)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	549,273	2,392,518
Reinvestment of distributions	—	2,637,717
	549,273	5,030,235
Cost of shares redeemed	(4,051,426)	(9,406,202)
Net decrease in net assets resulting from capital share transactions	(3,502,153)	(4,375,967)
Net decrease in net assets	(3,303,123)	(7,543,958)
NET ASSETS:
Beginning of year or period	32,667,260	40,211,218
End of year or period	$29,364,137	$32,667,260
Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$(45,215)	$(1,216)

See Accompanying Notes to Financial Statements
8

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions						Ratios to average net assets			Supplemental data		Ratios and Supplemental data including the master fund
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund(2)
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
VY® Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-16	14.52	(0.05)•	0.09	0.04	—	—	—	—	14.56	0.28	0.78	0.61	(0.77)	6,077	9	1.66	1.49	1.48	55
12-31-15	14.92	0.04	(0.05)	(0.01)	0.39	—	—	0.39	14.52	(0.16)	0.65	0.55	0.26	6,722	13	1.53	1.43	1.42	80
12-31-14	13.49	0.03	1.45	1.48	0.05	—	—	0.05	14.92	11.02	0.65	0.55	0.21	6,674	5	1.53	1.43	1.43	74
12-31-13	10.42	0.04	3.11	3.15	0.08	—	—	0.08	13.49	30.31	0.65	0.55	0.29	6,336	4	1.54	1.43	1.42	86
12-31-12	9.05	0.07	1.33	1.40	0.03	—	—	0.03	10.42	15.46	0.61	0.55	0.77	5,451	5	1.50	1.44	1.43	87
12-31-11	9.42	0.01	(0.33)	(0.32)	0.05	—	—	0.05	9.05	(3.31)	0.55	0.55	0.24	4,023	8	1.45	1.44	1.43	135
Class S
06-30-16	14.65	(0.03)•	0.09	0.06	—	—	—	—	14.71	0.41	0.53	0.36	(0.36)	195,983	9	1.41	1.24	1.23	55
12-31-15	15.04	0.06•	(0.03)	0.03	0.42	—	—	0.42	14.65	0.08	0.40	0.30	0.41	230,246	13	1.28	1.18	1.17	80
12-31-14	13.58	0.06	1.48	1.54	0.08	—	—	0.08	15.04	11.36	0.40	0.30	0.39	300,476	5	1.28	1.18	1.18	74
12-31-13	10.49	0.06•	3.13	3.19	0.10	—	—	0.10	13.58	30.46	0.40	0.30	0.49	337,616	4	1.29	1.18	1.17	86
12-31-12	9.10	0.08•	1.36	1.44	0.05	—	—	0.05	10.49	15.82	0.36	0.30	0.77	309,112	5	1.25	1.19	1.18	87
12-31-11	9.47	0.05	(0.35)	(0.30)	0.07	—	—	0.07	9.10	(3.10)	0.30	0.30	0.45	311,215	8	1.20	1.19	1.18	135
VY® Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-16	11.22	(0.03)•	0.59	0.56	—	—	—	—	11.78	4.99	2.48	0.55	(0.55)	280	10	3.27	1.34	1.34	33
12-31-15	12.24	0.30•	(0.87)	(0.57)	0.45	—	—	0.45	11.22	(4.82)	0.78	0.55	2.53	278	18	1.57	1.34	1.33	46
12-31-14	11.81	0.27•	0.66	0.93	0.50	—	—	0.50	12.24	8.00	0.74	0.55	2.20	273	10	1.53	1.34	1.34	40
12-31-13	9.62	0.20•	2.38	2.58	0.39	—	—	0.39	11.81	27.03	0.68	0.55	1.81	247	17	1.48	1.34	1.34	32
12-31-12	8.36	0.10•	1.27	1.37	0.11	—	—	0.11	9.62	16.47	0.69	0.55	1.08	203	17	1.49	1.35	1.34	48
12-31-11	8.47	0.16	(0.16)	0.00*	0.11	—	—	0.11	8.36	0.14	0.55	0.55	1.83	454	20	1.36	1.36	1.35	96
Class S
06-30-16	11.23	(0.02)•	0.60	0.58	—	—	—	—	11.81	5.16	2.23	0.30	(0.30)	8,947	10	3.02	1.09	1.09	33
12-31-15	12.24	0.31•	(0.85)	(0.54)	0.47	—	—	0.47	11.23	(4.60)	0.53	0.30	2.59	10,144	18	1.32	1.09	1.08	46
12-31-14	11.80	0.26	0.70	0.96	0.52	—	—	0.52	12.24	8.23	0.49	0.30	2.16	12,729	10	1.28	1.09	1.09	40
12-31-13	9.63	0.17•	2.45	2.62	0.45	—	—	0.45	11.80	27.46	0.43	0.30	1.59	14,306	17	1.23	1.09	1.09	32
12-31-12	8.43	0.22•	1.18	1.40	0.20	—	—	0.20	9.63	16.68	0.44	0.30	2.44	16,883	17	1.24	1.10	1.09	48
12-31-11	8.54	0.14•	(0.13)	0.01	0.12	—	—	0.12	8.43	0.33	0.30	0.30	1.66	17,687	20	1.11	1.11	1.10	96
VY® Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-16	15.19	(0.05)•	0.17	0.12	—	—	—	—	15.31	0.79	1.30	0.55	(0.61)	488	8	2.18	1.43	1.43	21
12-31-15	16.63	(0.05)	(0.24)	(0.29)	0.13	1.02	—	1.15	15.19	(2.19)	0.71	0.55	(0.29)	521	19	1.59	1.43	1.43	26
12-31-14	17.89	(0.09)•	0.98	0.89	0.85	1.30	—	2.15	16.63	5.44	0.69	0.55	(0.54)	514	7	1.57	1.43	1.43	142
12-31-13	13.24	(0.05)•	4.70	4.65	—	—	—	—	17.89	35.12	0.67	0.55	(0.33)	1,118	20	1.56	1.44	1.43	132
12-31-12	11.62	(0.04)	1.66	1.62	—	—	—	—	13.24	13.94	0.65	0.55	(0.23)	1,609	11	1.55	1.45	1.43	187
12-31-11	13.10	(0.07)•	(1.41)	(1.48)	—	—	—	—	11.62	(11.30)	0.55	0.55	(0.54)	1,783	6	1.46	1.46	1.45	84
See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less distributions						Ratios to average net assets			Supplemental data		Ratios and Supplemental data including the master fund
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(3)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(3)(4)	Expenses including expenses net of all reductions of the master fund(2)(3)(4)	Portfolio turnover rate of the master fund(2)
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)	(%)
VY® Fidelity® VIP Mid Cap Portfolio (continued)
Class S
06-30-16	15.40	(0.02)•	0.15	0.13	—	—	—	—	15.53	0.84	1.05	0.30	(0.30)	28,876	8	1.93	1.18	1.18	21
12-31-15	16.88	(0.01)•	(0.23)	(0.24)	0.22	1.02	—	1.24	15.40	(1.88)	0.46	0.30	(0.07)	32,146	19	1.34	1.18	1.18	26
12-31-14	18.15	(0.05)•	1.00	0.95	0.92	1.30	—	2.22	16.88	5.69	0.44	0.30	(0.28)	39,692	7	1.32	1.18	1.18	142
12-31-13	13.41	(0.01)	4.76	4.75	0.01	—	—	0.01	18.15	35.41	0.42	0.30	(0.04)	45,139	20	1.31	1.19	1.18	132
12-31-12	11.74	0.00*	1.67	1.67	—	—	—	—	13.41	14.22	0.40	0.30	0.03	38,972	11	1.30	1.20	1.18	187
12-31-11	13.23	(0.04)	(1.43)	(1.47)	0.02	—	—	0.02	11.74	(11.11)	0.30	0.30	(0.28)	49,159	6	1.21	1.21	1.20	84

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)
Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)
Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

(6)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The series of the Company serve as investment options in underlying variable annuity contracts and variable life insurance policies offered by Directed Services LLC. The Company currently consists of forty-one active separate investment series. The three series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: VY® Fidelity® VIP Contrafund® Portfolio* (“VY® Fidelity® VIP Contrafund®”); VY® Fidelity® VIP Equity-Income Portfolio (“VY® Fidelity® VIP Equity-Income”) and VY® Fidelity® VIP Mid Cap Portfolio (“VY® Fidelity® VIP Mid Cap”), each a diversified series of the Company.
Each Portfolio in this report operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund (“Master Fund”). Each Master Fund is a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
As of June 30, 2016, VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income, and VY® Fidelity® VIP Mid Cap each held 1.12%, 0.17% and 0.37% of their respective Master Fund. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund has indirect exposure to those securities.
The classes of shares included in this report are: Adviser (“Class ADV”) and Service (“Class S”). Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company and an affiliate of Voya Investments, LLC, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
On or about close of business August 26, 2016, VY® Fidelity® VIP Contrafund® will merge into Voya Large Cap Growth Portfolio, which is not included in this report, VY® Fidelity® VIP Equity-Income will merge into VY® Invesco Growth and Income Portfolio, which is not included in this report and VY® Fidelity® VIP Mid Cap will merge into VY® T.Rowe Price Diversified Mid Cap Growth Portfolio, which is not included in this report.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market

*
Fidelity and Contrafund are registered trademarks of FMR LLC. Used with permission.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio. The NAV of each Portfolio is determined based upon the NAV of the respective Master Fund.
Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds’ Prospectus and SAI.
When your Variable Contract or Qualified Plan is buying shares of a Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.
The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the master funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the master funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN MASTER FUNDS
For the six months ended June 30, 2016, the cost of purchases and the proceeds from sales of the Master Funds were as follows:
	Purchases	Sales
VY® Fidelity® VIP Contrafund®	$18,984,911	$53,826,132
VY® Fidelity® VIP Equity-Income	951,174	2,642,346
VY® Fidelity® VIP Mid Cap	2,472,132	6,028,705
NOTE 4 — INVESTMENT MANAGEMENT AND MASTER FUNDS EXPENSES
Fidelity Management & Research Company (“FMR”) serves as investment adviser to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee.(1)
Each Master Fund, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Equity-Income Portfolio and Fidelity® VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.55%, 0.45% and 0.55%, of each respective Master Fund’s current average daily net assets.
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Pursuant to this Management Agreement with the Company, if the respective Portfolio does not invest substantially all of its assets in another investment company, DSL may charge an annual management fee at annual rates equal to 0.68%, 0.58% and 0.68% of average daily net assets for VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income and VY® Fidelity® VIP Mid Cap, respectively. If a Portfolio invests substantially all of its assets in another investment company, DSL may charge an annual management fee at annual rates equal to 0.10% of average daily net assets for each Portfolio. Each Portfolio anticipates investing substantially all of its assets in another investment company.
For the six months ended June 30, 2016, each Portfolio invested substantially all of its assets in its respective Master Fund.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Portfolios have a shareholder servicing plan (“Service Plan”) for the Class ADV and Class S shares of each respective Portfolio. Under the Service Plan, a Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of a Portfolio’s average daily net assets attributable to its Class ADV and Class S shares.
The Portfolios have a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”) for the Class ADV shares of each respective Portfolio. The Distribution Plan provides for a distribution fee, payable to the Distributor at an annual rate not to exceed 0.25% of a Portfolio’s average daily net assets attributable to its Class ADV shares.
Fidelity Distributors Corporation (“FDC”) distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class ADV

(1)
Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the Master Funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

and Class S shares of each respective Portfolio pay only their proportionate share of the Master Fund’s 12b-1 plan expenses.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
For the period ended June 30, 2016, the below Portfolios incurred the following amounts of proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed mergers of VY® Fidelity® VIP Contrafund® Portfolio, which is not included in this report; VY® Fidelity® VIP Equity-Income with and into VY® Invesco Growth and Income Portfolio, which is not included in this report and VY® Fidelity® VIP Mid Cap with and into VY® T.Rowe Price Diversified Mid Cap Growth Portfolio, which is not included in this report. The Investment Adviser reimbursed VY® Fidelity® VIP Equity-Income and VY® Fidelity® VIP Mid Cap for these costs. VY® Fidelity® VIP Contrafund® and the Investment Adviser shared equally the costs associated with obtaining shareholder approval and the Investment Adviser reimbursed VY® Fidelity® VIP Contrafund® $64,500 of these costs.
VY® Fidelity® VIP Contrafund®	$129,000
VY® Fidelity® VIP Equity-Income	81,681
VY® Fidelity® VIP Mid Cap	88,143
At June 30, 2016, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Retirement Insurance and Annuity Company	VY® Fidelity® VIP Contrafund®	99.18%
	VY® Fidelity® VIP Equity-Income	95.95
	VY® Fidelity® VIP Mid Cap	98.66
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director
(the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2016, the following Portfolio had the below payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Portfolio	Accrued Expense	Amount
VY® Fidelity® VIP Equity-Income	Miscellaneous	$6,300
VY® Fidelity® VIP Mid Cap	Shareholder Reporting	23,881
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses for each Portfolio, excluding interest, taxes, investment-related costs, leverage expenses, Master Fund Fees and Expenses, and extraordinary expenses to 0.55% and 0.30% for Class ADV and Class S, respectively.
The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2016, the amounts of waived and/or reimbursed fees subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2017	2018	2019	Total
VY® Fidelity® VIP Contrafund®	$372,579	$273,757	$240,293	$886,629
VY® Fidelity® VIP Equity-Income	18,206	25,620	25,711	69,537
VY® Fidelity® VIP Mid Cap	50,477	56,165	56,898	163,540

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

The Expense Limitation Agreement is contractual through May, 1 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
VY® Fidelity® VIP Contrafund®
Class ADV
6/30/2016	20,214	—	—	(65,941)	(45,727)	280,058	—	—	(931,022)	(650,964)
12/31/2015	43,826	—	11,563	(39,610)	15,779	649,368	—	174,251	(588,505)	235,114
Class S
6/30/2016	76,712	—	—	(2,473,764)	(2,397,052)	1,084,957	—	—	(34,959,739)	(33,874,782)
12/31/2015	406,235	—	473,332	(5,140,167)	(4,260,600)	6,176,188	—	7,189,918	(77,468,374)	(64,102,268)
VY® Fidelity® VIP Equity-Income
Class ADV
6/30/2016	588	—	—	(1,598)	(1,010)	6,444	—	—	(17,516)	(11,072)
12/31/2015	3,671	—	900	(2,098)	2,473	44,596	—	10,681	(25,617)	29,660
Class S
6/30/2016	28,890	—	—	(174,560)	(145,670)	324,336	—	—	(1,986,510)	(1,662,174)
12/31/2015	51,365	—	37,755	(225,665)	(136,545)	613,355	—	448,151	(2,668,422)	(1,606,916)
VY® Fidelity® VIP Mid Cap
Class ADV
6/30/2016	2,272	—	—	(4,673)	(2,401)	33,545	—	—	(72,018)	(38,473)
12/31/2015	5,105	—	2,231	(3,969)	3,367	87,714	—	36,414	(67,505)	56,623
Class S
6/30/2016	34,750	—	—	(263,680)	(228,930)	515,728	—	—	(3,979,408)	(3,463,680)
12/31/2015	135,395	—	157,464	(556,063)	(263,204)	2,304,804	—	2,601,303	(9,333,399)	(4,427,292)
Class S2(1)
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—	(302)	(302)	—	—	—	(5,298)	(5,298)

(1)
Class S2 liquidated on May 28, 2015.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2015 was as follows:
	Ordinary Income	Long-term Capital Gains
VY® Fidelity® VIP Contrafund®	$7,364,169	$—
VY® Fidelity® VIP Equity-Income	458,832	—
VY® Fidelity® VIP Mid Cap	564,612	2,073,105
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2015 are detailed below.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the
Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
VY® Fidelity® VIP Contrafund®	$3,157,772	$—	$28,429,791	$(1,420,874)	Short-term	2017
				(7,388,912)	Short-term	2018
				$(8,809,786)*
VY® Fidelity® VIP Equity-Income	371,256	—	(1,763,378)	(4,401,655)	Short-term	2017
				(5,708,489)	Short-term	2018
				(42,629)	Short-term	None
				(1,531,622)	Long-term	None
				$(11,684,395)
VY® Fidelity® VIP Mid Cap	—	4,842,306	(1,668,747)	—	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.
NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2016, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
VY® Fidelity® VIP Contrafund®
Class ADV	$0.2066	$—	$—	August 5, 2016	August 3, 2016
Class S	$0.2419	$—	$—	August 5, 2016	August 3, 2016
VY® Fidelity® VIP Equity-Income
Class ADV	$0.4669	$—	$—	August 5, 2016	August 3, 2016
Class S	$0.4869	$—	$—	August 5, 2016	August 3, 2016
VY® Fidelity® VIP Mid Cap
Class ADV	$—	$—	$3.1159	August 5, 2016	August 3, 2016
Class S	$—	$—	$3.1159	August 5, 2016	August 3, 2016
Reorganization: On March 18, 2016, each Portfolio’s Board approved a proposal to reorganize VY® Fidelity® VIP Contrafund®, VY® Fidelity® VIP Equity-Income and VY® Fidelity® VIP Mid Cap (each, a “Disappearing Portfolio”) with and into the following “Surviving Portfolio” (the “Reorganizations”), which are not included in this report:
Merging Portfolio	Surviving Portfolio
VY® Fidelity® VIP Contrafund®	Voya Large Cap Growth Portfolio
VY® Fidelity® VIP Equity-Income	VY® Invesco Growth and Income Portfolio
VY® Fidelity® VIP Mid Cap	VY® T.Rowe Price Diversified Mid Cap Growth Portfolio
16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

The proposed Reorganizations were approved by shareholders of each Disappearing Portfolio at a shareholders meeting held on August 9, 2016. The Reorganizations will take place on or about close of business August 26, 2016.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
17

PORTFOLIO OF INVESTMENTS
VY® Fidelity® VIP Contrafund® Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.5%
6,598,111	Fidelity VIP Contrafund Portfolio - Service Class 2	$201,110,418	99.5
	Total Investments in Master Fund (Cost $171,867,803)	$201,110,418	99.5
	Assets in Excess of Other Liabilities	950,124	0.5
	Net Assets	$202,060,542	100.0

Cost for federal income tax purposes is $201,203,343.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(92,925)
Net Unrealized Depreciation	$(92,925)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Master Fund	$201,110,418	$—	$—	$201,110,418
Total Investments, at fair value	$201,110,418	$—	$—	$201,110,418

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
18

PORTFOLIO OF INVESTMENTS
VY® Fidelity® VIP Equity-Income Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.8%
468,362	Fidelity VIP Equity-Income Portfolio - Service Class 2	$9,212,676	99.8
	Total Investments in Master Fund (Cost $9,892,651)	$9,212,676	99.8
	Assets in Excess of Other Liabilities	14,393	0.2
	Net Assets	$9,227,069	100.0

Cost for federal income tax purposes is $10,946,789.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(1,734,113)
Net Unrealized Depreciation	$(1,734,113)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Master Fund	$9,212,676	$—	$—	$9,212,676
Total Investments, at fair value	$9,212,676	$—	$—	$9,212,676

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
VY® Fidelity® VIP Mid Cap Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
Master Fund: 99.7%
978,578	Fidelity VIP Mid Cap Portfolio - Service Class 2	$29,269,262	99.7
	Total Investments in Master Fund (Cost $31,546,551)	$29,269,262	99.7
	Assets in Excess of Other Liabilities	94,875	0.3
	Net Assets	$29,364,137	100.0

Cost for federal income tax purposes is $32,444,914.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(3,175,652)
Net Unrealized Depreciation	$(3,175,652)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Master Fund	$29,269,262	$—	$—	$29,269,262
Total Investments, at fair value	$29,269,262	$—	$—	$29,269,262

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
20

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semi-Annual Report
June 30, 2016

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Semi-Annual Report

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

		% of fund’s
	% of fund’s	net assets
	net assets	6 months ago
Alphabet, Inc. Class C	2.9	3.0
Apple, Inc.	2.7	2.5
Danaher Corp.	2.5	2.4
AMETEK, Inc.	2.3	2.2
Amazon.com, Inc.	2.2	1.6
Roper Technologies, Inc.	2.1	2.2
Facebook, Inc. Class A	1.7	1.4
Autodesk, Inc.	1.6	0.7
Capital One Financial Corp.	1.6	1.6
AT&T, Inc.	1.5	1.1
	21.1

Market Sectors as of June 30, 2016

		% of fund’s
	% of fund’s	net assets
	net assets	6 months ago
Information Technology	18.3	19.8
Financials	15.9	15.8
Health Care	14.6	15.2
Consumer Discretionary	13.0	13.7
Consumer Staples	10.3	9.8
Industrials	9.3	8.9
Energy	7.3	6.5
Utilities	3.6	2.9
Materials	3.3	3.7
Telecommunication Services	2.7	2.2

Asset Allocation (% of fund’s net assets)

*	Foreign investments – 9.6%
**	Foreign investments – 12.0%

3	Semi-Annual Report

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 98.3%

	Shares	Value
CONSUMER DISCRETIONARY – 13.0%
Automobiles – 0.7%
Tesla Motors, Inc. (a)	579,900	$123,101,172
Diversified Consumer Services – 0.0%
H&R Block, Inc.	231,036	5,313,828
Hotels, Restaurants & Leisure – 1.8%
Hilton Worldwide Holdings, Inc.	5,213,200	117,453,396
Las Vegas Sands Corp.	663,100	28,838,219
Starbucks Corp.	3,061,400	174,867,168
		321,158,783
Internet & Catalog Retail – 2.2%
Amazon.com, Inc. (a)	538,100	385,075,122
Leisure Products – 0.2%
Mattel, Inc.	866,328	27,107,403
Media – 2.7%
Charter Communications, Inc. Class A	694,593	158,811,744
Interpublic Group of Companies, Inc.	1,464,700	33,834,570
Manchester United PLC (b)	1,131,360	18,022,565
MDC Partners, Inc. Class A (c)	2,666,369	48,767,889
The Walt Disney Co.	2,304,700	225,445,754
Weinstein Co. Holdings LLC Class A-1 unit (a)(d)(e)	11,499	2,978,241
		487,860,763
Multiline Retail – 0.0%
B&M European Value Retail S.A.	1,706,857	5,816,215
Specialty Retail – 3.7%
Advance Auto Parts, Inc.	50,100	8,097,663
AutoZone, Inc. (a)	143,945	114,269,299
Home Depot, Inc.	1,879,894	240,043,665
L Brands, Inc.	1,751,671	117,589,674
Ross Stores, Inc.	2,040,750	115,690,118
TJX Companies, Inc.	830,739	64,157,973
		659,848,392
Textiles, Apparel & Luxury Goods – 1.7%
NIKE, Inc. Class B	3,109,352	171,636,230
VF Corp.	2,140,800	131,637,792
		303,274,022

TOTAL CONSUMER DISCRETIONARY		2,318,555,700

CONSUMER STAPLES – 10.3%
Beverages – 2.3%
Constellation Brands, Inc. Class A (sub. vtg.)	503,400	83,262,360
Monster Beverage Corp.	391,985	62,995,909
The Coca-Cola Co.	5,762,406	261,209,864
		407,468,133
Food & Staples Retailing – 2.4%
CVS Health Corp.	2,062,364	197,450,729
Kroger Co.	3,383,264	124,470,283
Sprouts Farmers Market LLC (a)	552,100	12,643,090
Wal-Mart Stores, Inc.	234,076	17,092,230
Walgreens Boots Alliance, Inc.	644,800	53,692,496
Whole Foods Market, Inc.	637,204	20,403,272
		425,752,100

	Shares	Value
Food Products – 0.6%
Mead Johnson Nutrition Co. Class A	771,589	$70,021,702
The Hershey Co.	209,404	23,765,260
TreeHouse Foods, Inc. (a)	133,800	13,734,570
		107,521,532
Household Products – 1.5%
Colgate-Palmolive Co.	2,459,000	179,998,800
Procter & Gamble Co.	1,020,284	86,387,446
		266,386,246
Personal Products – 0.5%
Estee Lauder Companies, Inc. Class A	766,628	69,778,481
Nu Skin Enterprises, Inc. Class A (b)	428,537	19,794,124
		89,572,605
Tobacco – 3.0%
Altria Group, Inc.	3,766,544	259,740,874
British American Tobacco PLC sponsored ADR	1,445,479	187,160,621
Philip Morris International, Inc.	940,500	95,667,660
		542,569,155

TOTAL CONSUMER STAPLES		1,839,269,771

ENERGY – 7.3%
Energy Equipment & Services – 1.5%
Baker Hughes, Inc.	1,816,900	81,996,697
Dril-Quip, Inc. (a)	325,692	19,030,184
Independence Contract Drilling, Inc. (a)	1,009,439	5,481,254
Oceaneering International, Inc.	479,162	14,307,777
Schlumberger Ltd.	1,829,000	144,637,320
		265,453,232
Oil, Gas & Consumable Fuels – 5.8%
Anadarko Petroleum Corp.	1,658,121	88,294,943
Apache Corp.	1,218,300	67,822,761
Black Stone Minerals LP	1,100,400	17,056,200
Cabot Oil & Gas Corp.	1,647,035	42,394,681
Chevron Corp.	865,600	90,740,848
Cimarex Energy Co.	379,100	45,234,212
ConocoPhillips Co.	2,109,000	91,952,400
Devon Energy Corp.	1,504,800	54,549,000
Exxon Mobil Corp.	1,342,802	125,874,259
Kinder Morgan, Inc.	269,700	5,048,784
Newfield Exploration Co. (a)	945,400	41,767,772
Noble Energy, Inc.	1,773,200	63,604,684
Parsley Energy, Inc. Class A (a)	855,457	23,148,666
Phillips 66 Co.	934,739	74,162,192
Pioneer Natural Resources Co.	323,700	48,946,677
PrairieSky Royalty Ltd. (b)	1,359,112	25,794,672
SM Energy Co.	982,800	26,535,600
Southwestern Energy Co. (a)	28,967	364,405
Suncor Energy, Inc.	3,689,795	102,358,646
		1,035,651,402

TOTAL ENERGY		1,301,104,634

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	4

Common Stocks – continued

	Shares	Value
FINANCIALS – 15.9%
Banks – 5.4%
Bank of America Corp.	13,500,514	$179,151,821
Citigroup, Inc.	4,527,350	191,914,367
Comerica, Inc.	1,360,800	55,969,704
FirstMerit Corp.	369,900	7,497,873
Huntington Bancshares, Inc.	8,485,081	75,856,624
JPMorgan Chase & Co.	2,344,506	145,687,603
M&T Bank Corp.	730,200	86,331,546
Regions Financial Corp.	3,854,100	32,798,391
Synovus Financial Corp.	926,323	26,854,104
U.S. Bancorp	3,765,844	151,876,489
Zions Bancorporation	816,600	20,521,158
		974,459,680
Capital Markets – 1.8%
Bank of New York Mellon Corp.	941,400	36,573,390
BlackRock, Inc. Class A	254,813	87,281,097
Charles Schwab Corp.	1,824,200	46,170,502
E*TRADE Financial Corp. (a)	1,247,578	29,305,607
Goldman Sachs Group, Inc.	504,400	74,943,752
Northern Trust Corp.	420,464	27,859,945
Oaktree Capital Group LLC Class A	331,134	14,821,558
		316,955,851
Consumer Finance – 2.3%
Capital One Financial Corp.	4,431,948	281,473,017
Discover Financial Services	563,700	30,208,683
Navient Corp.	1,861,176	22,241,053
OneMain Holdings, Inc. (a)	885,298	20,202,500
SLM Corp. (a)	7,240,276	44,744,906
Synchrony Financial	336,800	8,514,304
		407,384,463
Diversified Financial Services – 1.2%
Berkshire Hathaway, Inc.:
Class A (a)	47	10,197,825
Class B (a)	645,800	93,505,382
Broadcom Ltd.	368,800	57,311,520
CME Group, Inc.	443,800	43,226,120
KBC Ancora	450,178	14,735,342
On Deck Capital, Inc. (a) (b)	595,900	3,068,885
		222,045,074
Insurance – 1.9%
American International Group, Inc.	456,100	24,123,129
Chubb Ltd.	1,087,948	142,205,683
Direct Line Insurance Group PLC	5,242,191	24,235,457
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,200	11,418,086
Marsh & McLennan Companies, Inc.	1,561,870	106,925,620
MetLife, Inc.	496,687	19,783,043
Unum Group	620,200	19,716,158
		348,407,176
Real Estate Investment Trusts – 3.0%
Altisource Residential Corp. Class B	2,128,082	19,557,074
American Tower Corp.	1,084,800	123,244,128
Boston Properties, Inc.	317,900	41,931,010
Coresite Realty Corp.	91,800	8,141,742
Crown Castle International Corp.	52,500	5,325,075

	Shares	Value
Duke Realty LP	1,554,100	$41,432,306
Equinix, Inc.	142,200	55,135,206
Extra Space Storage, Inc.	487,500	45,113,250
FelCor Lodging Trust, Inc.	1,347,800	8,396,794
Outfront Media, Inc.	1,450,514	35,058,923
Store Capital Corp.	3,134,500	92,311,025
Sun Communities, Inc.	292,369	22,407,160
VEREIT, Inc.	3,045,600	30,882,384
		528,936,077
Real Estate Management & Development – 0.3%
CBRE Group, Inc. (a)	2,012,489	53,290,709

TOTAL FINANCIALS		2,851,479,030

HEALTH CARE – 14.6%
Biotechnology – 4.2%
Alexion Pharmaceuticals, Inc. (a)	455,532	53,187,916
Amgen, Inc.	1,160,320	176,542,688
Biogen, Inc. (a)	393,131	95,066,938
Celgene Corp. (a)	1,010,300	99,645,889
Gilead Sciences, Inc.	1,645,761	137,289,383
Regeneron Pharmaceuticals, Inc. (a)	153,400	53,571,882
Shire PLC sponsored ADR	433,200	79,743,456
Vertex Pharmaceuticals, Inc. (a)	734,130	63,149,863
		758,198,015
Health Care Equipment & Supplies – 3.6%
Abbott Laboratories	2,592,830	101,924,147
Boston Scientific Corp. (a)	7,529,349	175,960,886
Edwards Lifesciences Corp. (a)	651,684	64,992,445
Medtronic PLC	2,959,190	256,768,916
The Cooper Companies, Inc.	181,820	31,194,857
Wright Medical Group NV (a)	1,204,200	20,916,954
		651,758,205
Health Care Providers & Services – 3.1%
Adeptus Health, Inc. Class A (a)	72,700	3,755,682
Cigna Corp.	779,226	99,733,136
Henry Schein, Inc. (a)	424,341	75,023,489
Humana, Inc.	126,800	22,808,784
McKesson Corp.	519,100	96,890,015
UnitedHealth Group, Inc.	1,463,500	206,646,200
Universal Health Services, Inc. Class B	320,500	42,979,050
		547,836,356
Health Care Technology – 0.2%
Medidata Solutions, Inc. (a)	714,917	33,508,160
Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	1,227,400	54,447,464
Thermo Fisher Scientific, Inc.	689,213	101,838,113
		156,285,577
Pharmaceuticals – 2.6%
Allergan PLC (a)	660,352	152,600,744
Bristol-Myers Squibb Co.	2,772,405	203,910,388
GlaxoSmithKline PLC sponsored ADR	1,082,000	46,893,880

See accompanying notes which are an integral part of the financial statements.

5	Semi-Annual Report

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Horizon Pharma PLC (a)	938,700	$15,460,389
Teva Pharmaceutical Industries Ltd. sponsored ADR	834,900	41,937,027
		460,802,428

TOTAL HEALTH CARE		2,608,388,741

INDUSTRIALS – 9.3%
Aerospace & Defense – 0.9%
United Technologies Corp.	1,629,700	167,125,735
Electrical Equipment – 2.6%
AMETEK, Inc.	8,924,849	412,595,769
Fortive Corp. (a)	74,800	3,684,648
SolarCity Corp. (a)(b)	799,500	19,132,035
Sunrun, Inc. (a)(b)	4,431,378	26,278,072
		461,690,524
Industrial Conglomerates – 4.6%
Danaher Corp.	4,482,821	452,764,921
Roper Technologies, Inc.	2,220,310	378,696,074
		831,460,995
Machinery – 0.3%
Pentair PLC	824,706	48,072,113
SPX Flow, Inc. (a)	155,900	4,064,313
		52,136,426
Professional Services – 0.9%
Verisk Analytics, Inc. (a)	1,934,021	156,810,423
Road & Rail – 0.0%
eHi Car Service Co. Ltd. sponsored ADR (a)	40	404

TOTAL INDUSTRIALS		1,669,224,507

INFORMATION TECHNOLOGY – 18.3%
Electronic Equipment & Components – 0.1%
Jabil Circuit, Inc.	196,100	3,621,967
Samsung SDI Co. Ltd.	245,168	23,199,382
		26,821,349
Internet Software & Services – 6.1%
2U, Inc. (a)	1,118,518	32,895,614
58.com, Inc. ADR (a)	602,255	27,637,482
Alphabet, Inc.:
Class A	34,400	24,201,432
Class C (a)	737,536	510,448,664
Box, Inc. Class A (a) (b)	708,500	7,325,890
Cornerstone OnDemand, Inc. (a)	713,448	27,153,831
Facebook, Inc. Class A (a)	2,695,376	308,027,569
Just Dial Ltd.	986,362	8,960,083
New Relic, Inc. (a) (b)	1,717,803	50,469,052
Shopify, Inc. Class A (a)	200	6,152
Yahoo!, Inc. (a)	2,558,700	96,104,772
		1,093,230,541
IT Services – 0.9%
Alliance Data Systems Corp. (a)	63,800	12,499,696
Blackhawk Network Holdings, Inc. (a)	1,241,570	41,580,179

	Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	98,590	$5,643,292
Global Payments, Inc.	256,200	18,287,556
Travelport Worldwide Ltd.	6,053,205	78,025,812
		156,036,535
Semiconductors & Semiconductor Equipment – 3.2%
Intersil Corp. Class A	1,399,229	18,945,561
Lam Research Corp.	344,500	28,958,670
Marvell Technology Group Ltd.	5,752,408	54,820,448
Maxim Integrated Products, Inc.	78,000	2,783,820
Micron Technology, Inc. (a)	765,200	10,529,152
NVIDIA Corp.	846,102	39,775,255
NXP Semiconductors NV (a)	1,125,900	88,203,006
Qorvo, Inc. (a)	4,409,995	243,696,324
Qualcomm, Inc.	1,067,129	57,166,101
Semtech Corp. (a)	1,041,500	24,850,190
SolarEdge Technologies, Inc. (a) (b)	377,055	7,390,278
		577,118,805
Software – 4.4%
Activision Blizzard, Inc.	1,337,832	53,018,282
Adobe Systems, Inc. (a)	592,429	56,748,774
Autodesk, Inc. (a)	5,435,100	294,256,314
Electronic Arts, Inc. (a)	855,700	64,827,832
HubSpot, Inc. (a)	325,043	14,113,367
Microsoft Corp.	2,146,613	109,842,187
Red Hat, Inc. (a)	259,100	18,810,660
Salesforce.com, Inc. (a)	1,614,157	128,180,207
Varonis Systems, Inc. (a)	653,697	15,701,802
Zendesk, Inc. (a)	1,297,858	34,237,494
		789,736,919
Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	5,035,192	481,364,355
EMC Corp.	2,701,900	73,410,623
HP, Inc.	6,437,300	80,788,115
Western Digital Corp.	46,522	2,198,630
		637,761,723

TOTAL INFORMATION TECHNOLOGY		3,280,705,872

MATERIALS – 3.3%
Chemicals – 2.6%
CF Industries Holdings, Inc.	751,000	18,099,100
E.I. du Pont de Nemours & Co.	2,007,700	130,098,960
Eastman Chemical Co.	743,541	50,486,434
Ecolab, Inc.	1,020,730	121,058,578
Monsanto Co.	375,000	38,778,750
PPG Industries, Inc.	559,300	58,251,095
W.R. Grace & Co.	550,422	40,296,395
		457,069,312
Construction Materials – 0.2%
Eagle Materials, Inc.	420,959	32,476,987
Containers & Packaging – 0.5%
Ball Corp.	53,396	3,859,997

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	6

Common Stocks – continued

	Shares	Value
MATERIALS – continued
Containers & Packaging – continued
Graphic Packaging Holding Co.	2,801,233	$35,127,462
WestRock Co.	1,355,240	52,678,179
		91,665,638

TOTAL MATERIALS		581,211,937

TELECOMMUNICATION SERVICES – 2.7%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.	6,151,568	265,809,253
Cogent Communications Group, Inc.	377,539	15,124,212
Level 3 Communications, Inc. (a)	827,886	42,627,850
Verizon Communications, Inc.	2,161,868	120,718,709
Zayo Group Holdings, Inc. (a)	575,500	16,073,715
		460,353,739
Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc. (a)	222,500	9,627,575
Telephone & Data Systems, Inc.	247,303	7,335,007
		16,962,582

TOTAL TELECOMMUNICATION SERVICES		477,316,321

UTILITIES – 3.6%
Electric Utilities – 2.4%
DONG Energy A/S (a)	175,900	6,344,778
Edison International	660,326	51,287,520
Exelon Corp.	2,459,092	89,412,585
FirstEnergy Corp.	501,190	17,496,543
NextEra Energy, Inc.	1,057,750	137,930,600
PG&E Corp.	1,124,634	71,886,605
PPL Corp.	1,595,872	60,244,168
		434,602,799
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc.	592,152	8,876,358
NRG Yield, Inc. Class C (b)	522,500	8,145,775
Vivint Solar, Inc. (a)(b)	2,708,027	8,313,643
		25,335,776
Multi-Utilities – 1.1%
CenterPoint Energy, Inc.	421,100	10,106,400
Dominion Resources, Inc.	1,031,931	80,418,383
SCANA Corp.	17,100	1,293,786
Sempra Energy	850,350	96,956,907
		188,775,476

TOTAL UTILITIES		648,714,051

TOTAL COMMON STOCKS
(Cost $14,369,872,866)		17,575,970,564
Convertible Preferred Stocks – 0.0%

	Shares	Value
INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
MongoDB, Inc. Series F, 8.00% (a)(e)
(Cost $5,014,998)	299,866	$2,473,895

U.S. Treasury Obligations – 0.0%

Principal
Amount
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.29% 7/14/16 to 8/18/16 (f)
(Cost $6,738,226)	$6,740,000	6,738,640

Money Market Funds – 2.0%
	Shares
Fidelity Cash Central Fund, 0.43% (g)	292,467,346	292,467,346
Fidelity Securities Lending Cash Central Fund, 0.46% (g)(h)	55,299,345	55,299,345

TOTAL MONEY MARKET FUNDS
(Cost $347,766,691)		347,766,691

TOTAL INVESTMENT PORTFOLIO – 100.3%
(Cost $14,729,392,781)		17,932,949,790

NET OTHER ASSETS (LIABILITIES) – (0.3)%		(44,848,381)
NET ASSETS – 100%		$17,888,101,409

Legend

(a)	Non-income producing

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated company

(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

(e)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,452,136 or 0.0% of net assets.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,997.

(g)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

See accompanying notes which are an integral part of the financial statements.

7	Semi-Annual Report

Investments (Unaudited) – continued

	Acquisition			Acquisition
Security	Date	Acquisition Cost	Security	Date	Acquisition Cost
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998	Weinstein Co. Holdings LLC Class A-1 unit	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$618,575
Fidelity Securities Lending Cash Central Fund	1,868,404
Total	$2,486,979

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
MDC Partners, Inc. Class A	$45,362,676	$12,171,738	$–	$911,633	$48,767,889
Opower, Inc.	30,209,636	972,779	30,547,128	–	–
Total	$75,572,312	$13,144,517	$30,547,128	$911,633	$48,767,889

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,318,555,700	$2,309,761,244	$5,816,215	$2,978,241
Consumer Staples	1,839,269,771	1,839,269,771	–	–
Energy	1,301,104,634	1,301,104,634	–	–
Financials	2,851,479,030	2,812,508,231	38,970,799	–
Health Care	2,608,388,741	2,608,388,741	–	–
Industrials	1,669,224,507	1,669,224,507	–	–
Information Technology	3,283,179,767	3,248,546,407	32,159,465	2,473,895
Materials	581,211,937	581,211,937	–	–
Telecommunication Services	477,316,321	477,316,321	–	–
Utilities	648,714,051	642,369,273	6,344,778	–
U.S. Government and Government Agency Obligations	6,738,640	–	6,738,640	–
Money Market Funds	347,766,691	347,766,691	–	–
Total Investments in Securities:	$17,932,949,790	$17,837,467,757	$90,029,897	$5,452,136

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	8

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
		(Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,228,906) – See accompanying schedule:
Unaffiliated issuers (cost $14,326,565,510)	$17,536,415,210
Fidelity Central Funds (cost $347,766,691)	347,766,691
Other affiliated issuers (cost $55,060,580)	48,767,889
Total Investments (cost $14,729,392,781)		$17,932,949,790
Foreign currency held at value (cost $607,159)		607,226
Receivable for investments sold		159,162,651
Receivable for fund shares sold		2,271,988
Dividends receivable		24,206,815
Distributions receivable from Fidelity Central Funds		342,768
Other receivables		1,410,883
Total assets		18,120,952,121
Liabilities
Payable to custodian bank	$376,501
Payable for investments purchased	155,259,338
Payable for fund shares redeemed	9,801,461
Accrued management fee	8,202,267
Distribution and service plan fees payable	1,833,634
Other affiliated payables	1,208,103
Other payables and accrued expenses	870,063
Collateral on securities loaned, at value	55,299,345
Total liabilities		232,850,712
Net Assets		$17,888,101,409
Net Assets consist of:
Paid in capital		$14,861,633,265
Undistributed net investment income		77,368,868
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(254,087,258)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,203,186,534
Net Assets		$17,888,101,409
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,963,730,772 ÷ 223,339,449 shares)		$31.18
Service Class:
Net Asset Value, offering price and redemption price per share ($1,458,811,670 ÷ 47,001,919 shares)		$31.04
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,197,753,587 ÷ 268,982,741 shares)		$30.48
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,267,805,380 ÷ 40,875,441 shares)		$31.02

See accompanying notes which are an integral part of the financial statements.

9	Semi-Annual Report

Financial Statements – continued

Statement of Operations

		Six months ended
		June 30, 2016
		(Unaudited)
Investment Income
Dividends (including $911,633 earned from other affiliated issuers)		$141,376,004
Interest		7,161
Income from Fidelity Central Funds		2,486,979
Total income		143,870,144
Expenses
Management fee	$48,221,499
Transfer agent fees	6,289,991
Distribution and service plan fees	10,678,758
Accounting and security lending fees	817,928
Custodian fees and expenses	125,746
Independent trustees’ fees and expenses	39,236
Depreciation in deferred trustee compensation account	(25)
Audit	42,715
Legal	10,948
Miscellaneous	78,460
Total expenses before reductions	66,305,256
Expense reductions	(584,786)	65,720,470
Net investment income (loss)		78,149,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(127,316,061)
Other affiliated issuers	(17,052,490)
Foreign currency transactions	208,139
Futures contracts	7,389,324
Total net realized gain (loss)		(136,771,088)
Change in net unrealized appreciation (depreciation) on:
Investment securities	139,447,275
Assets and liabilities in foreign currencies	(243,962)
Futures contracts	(973,787)
Total change in net unrealized appreciation (depreciation)		138,229,526
Net gain (loss)		1,458,438
Net increase (decrease) in net assets resulting from operations		$79,608,112

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	10

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30,	December 31,
	2016 (Unaudited)	2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,149,674	$171,588,016
Net realized gain (loss)	(136,771,088)	1,524,147,634
Change in net unrealized appreciation (depreciation)	138,229,526	(1,581,460,521)
Net increase (decrease) in net assets resulting from operations	79,608,112	114,275,129
Distributions to shareholders from net investment income	–	(176,945,760)
Distributions to shareholders from net realized gain	(1,451,984,960)	(1,751,090,544)
Total distributions	(1,451,984,960)	(1,928,036,304)
Share transactions – net increase (decrease)	637,601,448	730,822,309
Total increase (decrease) in net assets	(734,775,400)	(1,082,938,866)
Net Assets
Beginning of period	18,622,876,809	19,705,815,675
End of period	$17,888,101,409	$18,622,876,809
Other Information
Undistributed net investment income end of period	$77,368,868	$–
Distributions in excess of net investment income end of period	$–	$(780,806)

See accompanying notes which are an integral part of the financial statements.

11	Semi-Annual Report

Financial Highlights – VIP Contrafund Portfolio Initial Class

	Six months ended
	(Unaudited) June		Years ended
	30,		December 31,
	2016		2015		2014		2013		2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$33.91		$37.36		$34.35		$26.44		$23.02		$23.88
Income from Investment Operations
Net investment income (loss)A	.15		.35		.36		.32		.32		.25
Net realized and unrealized gain (loss)	(.23	)B	(.14)		3.76		7.94		3.46		(.86)
Total from investment operations	(.08)		.21		4.12		8.26		3.78		(.61)
Distributions from net investment income	–		(.37)		(.36)		(.34)		(.34	)C	(.25)
Distributions from net realized gain	(2.65)		(3.30)		(.75)		(.01)		(.01	)C	–
Total distributions	(2.65)		(3.66	)D	(1.11)		(.35)		(.36	)E	(.25)
Redemption fees added to paid in capitalA	–		–		–	F	–	F	–	F	–	F
Net asset value, end of period	$31.18		$33.91		$37.36		$34.35		$26.44		$23.02
Total ReturnG,H,I	.74%		.64%		11.94%		31.29%		16.42%		(2.53)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.63	%L	.63%		.63%		.64%		.64%		.65%
Expenses net of fee waivers, if any	.63	%L	.63%		.63%		.63%		.64%		.64%
Expenses net of all reductions	.62	%L	.62%		.63%		.62%		.63%		.63%
Net investment income (loss)	1.02	%L	1.01%		1.01%		1.05%		1.27%		1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$6,963,731		$7,436,130		$8,005,930		$7,654,305		$6,440,357		$6,113,440
Portfolio turnover rateM	55	%L	80%		74%		86%		87%		135%

A	Calculated based on average shares outstanding during the period.
B	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
C	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
D	Total distributions of $3.66 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $3.295 per share.
E	Total distributions of $.36 per share is comprised of distributions from net investment income of $.342 and distributions from net realized gain of $.013 per share.
F	Amount represents less than $.005 per share.
G	Total returns for periods of less than one year are not annualized.
H	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
I	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
J	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
K	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
L	Annualized
M	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	12

Financial Highlights – VIP Contrafund Portfolio Service Class

	Six months ended
	(Unaudited) June		Years ended
	30,		December 31,
	2016		2015	2014		2013		2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$33.79		$37.23	$34.24		$26.36		$22.95		$23.81
Income from Investment Operations
Net investment income (loss)A	.14		.32	.33		.29		.30		.22
Net realized and unrealized gain (loss)	(.24	)B	(.13)	3.73		7.91		3.44		(.85)
Total from investment operations	(.10)		.19	4.06		8.20		3.74		(.63)
Distributions from net investment income	–		(.33)	(.32)		(.31)		(.32	)C	(.23)
Distributions from net realized gain	(2.65)		(3.30)	(.75)		(.01)		(.01	)C	–
Total distributions	(2.65)		(3.63)	(1.07)		(.32)		(.33)		(.23)
Redemption fees added to paid in capitalA	–		–	–	D	–	D	–	D	–	D
Net asset value, end of period	$31.04		$33.79	$37.23		$34.24		$26.36		$22.95
Total ReturnE,F,G	.67%		.56%	11.82%		31.14%		16.31%		(2.64)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73	%J	.73%	.73%		.74%		.74%		.75%
Expenses net of fee waivers, if any	.73	%J	.73%	.73%		.73%		.74%		.74%
Expenses net of all reductions	.72	%J	.72%	.73%		.72%		.73%		.73%
Net investment income (loss)	.92	%J	.91%	.91%		.95%		1.16%		.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,458,812		$1,546,864	$1,714,615		$1,688,448		$1,374,781		$1,277,101
Portfolio turnover rateK	55	%J	80%	74%		86%		87%		135%

A	Calculated based on average shares outstanding during the period.
B	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
C	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
D	Amount represents less than $.005 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J	Annualized
K	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

13	Semi-Annual Report

Financial Highlights – VIP Contrafund Portfolio Service Class 2

	Six months ended
	(Unaudited) June		Years ended
	30,		December 31,
	2016		2015		2014		2013		2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$33.25		$36.70		$33.77		$26.00		$22.64		$23.49
Income from Investment Operations
Net investment income (loss)A	.11		.26		.27		.24		.26		.18
Net realized and unrealized gain (loss)	(.23	)B	(.14)		3.68		7.80		3.39		(.84)
Total from investment operations	(.12)		.12		3.95		8.04		3.65		(.66)
Distributions from net investment income	–		(.28)		(.27)		(.26)		(.28	)C	(.19)
Distributions from net realized gain	(2.65)		(3.30)		(.75)		(.01)		(.01	)C	–
Total distributions	(2.65)		(3.57	)D	(1.02)		(.27)		(.29)		(.19)
Redemption fees added to paid in capitalA	–		–		–	E	–	E	–	E	–	E
Net asset value, end of period	$30.48		$33.25		$36.70		$33.77		$26.00		$22.64
Total ReturnF,G,H	.62%		.39%		11.65%		30.95%		16.14%		(2.78)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.88	%K	.88%		.88%		.89%		.89%		.90%
Expenses net of fee waivers, if any	.88	%K	.88%		.88%		.88%		.89%		.89%
Expenses net of all reductions	.87	%K	.87%		.88%		.87%		.88%		.88%
Net investment income (loss)	.77	%K	.76%		.76%		.80%		1.02%		.78%
Supplemental Data
Net assets, end of period (000 omitted)	$8,197,754		$8,363,076		$8,764,266		$8,472,780		$7,740,640		$6,980,191
Portfolio turnover rateL	55	%K	80%		74%		86%		87%		135%

A	Calculated based on average shares outstanding during the period.
B	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
C	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
D	Total distributions of $3.57 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $3.295 per share.
E	Amount represents less than $.005 per share.
F	Total returns for periods of less than one year are not annualized.
G	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Annualized
L	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	14

Financial Highlights – VIP Contrafund Portfolio Investor Class

	Six months ended
	(Unaudited) June		Years ended
	30,		December 31,
	2016		2015	2014		2013		2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$33.76		$37.21	$34.22		$26.35		$22.94		$23.80
Income from Investment Operations
Net investment income (loss)A	.14		.32	.33		.29		.30		.23
Net realized and unrealized gain (loss)	(.23	)B	(.13)	3.74		7.91		3.45		(.86)
Total from investment operations	(.09)		.19	4.07		8.20		3.75		(.63)
Distributions from net investment income	–		(.34)	(.33)		(.32)		(.32	)C	(.23)
Distributions from net realized gain	(2.65)		(3.30)	(.75)		(.01)		(.01	)C	–
Total distributions	(2.65)		(3.64)	(1.08)		(.33)		(.34	)D	(.23)
Redemption fees added to paid in capitalA	–		–	–	E	–	E	–	E	–	E
Net asset value, end of period	$31.02		$33.76	$37.21		$34.22		$26.35		$22.94
Total ReturnF,G,H	.71%		.56%	11.85%		31.15%		16.34%		(2.62)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.71	%K	.71%	.71%		.72%		.73%		.73%
Expenses net of fee waivers, if any	.71	%K	.71%	.71%		.71%		.73%		.73%
Expenses net of all reductions	.70	%K	.70%	.71%		.71%		.71%		.71%
Net investment income (loss)	.94	%K	.93%	.93%		.97%		1.18%		.94%
Supplemental Data
Net assets, end of period (000 omitted)	$1,267,805		$1,276,807	$1,210,592		$1,031,358		$698,845		$577,021
Portfolio turnover rateL	55	%K	80%	74%		86%		87%		135%

A	Calculated based on average shares outstanding during the period.
B	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
C	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
D	Total distributions of $.34 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.013 per share.
E	Amount represents less than $.005 per share.
F	Total returns for periods of less than one year are not annualized.
G	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Annualized
L	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

15	Semi-Annual Report

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Service Class 2R shares during the period April 24, 2002 through April 30, 2015 and all outstanding shares were converted to Service Class 2 shares by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted

Semi-Annual Report	16

securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, is included at the end of the Fund’s Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

17	Semi-Annual Report

Notes to Financial Statements (Unaudited) – continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, short-term gain distributions from the underlying funds, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,789,885,502
Gross unrealized depreciation	(642,369,632)
Net unrealized appreciation (depreciation) on securities	$3,147,515,870
Tax cost	$14,785,433,920

The Fund elected to defer to its next fiscal year approximately $59,189,705 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary (“Subsidiary”), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $2,978,241 representing .02% of the Fund’s net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund’s use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semi-Annual Report	18

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $7,389,324 and a change in net unrealized appreciation (depreciation) of $(973,787) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,837,000,555 and $5,575,840,935, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund’s average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and ..25% of Service Class 2’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$724,432
Service Class 2	9,954,326
$10,678,758

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,280,942
Service Class	478,125
Service Class 2	2,627,942
Investor Class	902,982
$6,289,991

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $102,060 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

19	Semi-Annual Report

Notes to Financial Statements (Unaudited) – continued

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,816 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,623,529. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,868,404, including $118,821 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $517,455 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $67,331.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended December
	June 30, 2016	31, 2015
From net investment income
Initial Class	$–	$79,941,331
Service Class	–	14,932,185
Service Class 2	–	69,447,147
Service Class 2R	–	856
Investor Class	–	12,624,241
Total	$–	$176,945,760
From net realized gain
Initial Class	$575,054,471	$703,131,983
Service Class	119,636,942	150,460,594
Service Class 2	657,251,824	788,053,180
Service Class 2R	–	864,532
Investor Class	100,041,723	108,580,255
Total	$1,451,984,960	$1,751,090,544

11. Share Transactions.

Transactions for each class of shares were as follows:

Semi-Annual Report	20

	Shares	Shares	Dollars	Dollars
		Year		Year
		ended		ended
	Six months ended	December 31,	Six months ended	December 31,
	June 30, 2016	2015	June 30, 2016	2015
Initial Class
Shares sold	2,670,523	8,952,835	$81,129,791	$315,514,465
Reinvestment of distributions	20,752,597	22,901,483	575,054,471	783,073,314
Shares redeemed	(19,345,892)	(26,888,922)	(578,543,562)	(943,774,825)
Net increase (decrease)	4,077,228	4,965,396	$77,640,700	$154,812,954
Service Class
Shares sold	694,201	1,554,871	$21,060,826	$54,599,900
Reinvestment of distributions	4,334,672	4,853,587	119,636,942	165,392,779
Shares redeemed	(3,807,990)	(6,683,290)	(116,284,600)	(233,768,207)
Net increase (decrease)	1,220,883	(274,832)	$24,413,168	$(13,775,528)
Service Class 2
Shares sold	13,685,554	21,717,333	$408,453,632	$748,436,481
Reinvestment of distributions	24,234,949	25,563,476	657,251,824	857,500,327
Shares redeemed	(20,422,548)	(34,618,040)	(612,650,592)	(1,186,593,252)
Net increase (decrease)	17,497,955	12,662,769	$453,054,864	$419,343,556
Service Class 2R
Shares sold	–	11,068	$–	$389,193
Reinvestment of distributions	–	25,733	–	865,388
Shares redeemed	–	(321,045)	–	(11,097,459)
Net increase (decrease)	–	(284,244)	$–	$(9,842,878)
Investor Class
Shares sold	932,069	3,099,314	$28,300,156	$107,242,291
Reinvestment of distributions	3,627,329	3,561,108	100,041,723	121,204,496
Shares redeemed	(1,499,043)	(1,379,023)	(45,849,163)	(48,162,582)
Net increase (decrease)	3,060,355	5,281,399	$82,492,716	$180,284,205

12. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the Fund.

21	Semi-Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period-B
	Annualized	Account Value	Account Value	January 1, 2016
	Expense Ratio-A	January 1, 2016	June 30, 2016	to June 30, 2016
Initial Class	.63%
Actual		$1,000.00	$1,007.40	$3.14
Hypothetical-C		$1,000.00	$1,021.73	$3.17
Service Class	.73%
Actual		$1,000.00	$1,006.70	$3.64
Hypothetical-C		$1,000.00	$1,021.23	$3.67
Service Class 2.88%
Actual		$1,000.00	$1,006.20	$4.39
Hypothetical-C		$1,000.00	$1,020.49	$4.42
Investor Class	.71%
Actual		$1,000.00	$1,007.10	$3.54
Hypothetical-C		$1,000.00	$1,021.33	$3.57

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
C	5% return per year before expenses

Semi-Annual Report	22

23	Semi-Annual Report

VIPCON-SANN-0816

1.705691.118

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semi-Annual Report

June 30, 2016

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http:// www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Semi-Annual Report

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

		% of fund’s
	% of fund’s	net assets
	net assets	6 months ago
Chevron Corp.	4.5	3.9
Procter & Gamble Co.(a)	3.9	3.5
JPMorgan Chase & Co.	3.4	3.4
General Electric Co.	3.0	4.2
Johnson & Johnson	2.9	5.7
United Parcel Service, Inc. Class B	2.7	2.4
Cisco Systems, Inc.	2.6	2.0
Verizon Communications, Inc.	2.3	2.0
Exelon Corp.	2.0	1.5
Medtronic PLC	1.9	1.4
	29.2

(a)	Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of June 30, 2016

		% of fund’s
	% of fund’s	net assets
	net assets	6 months ago
Financials	23.3	24.9
Energy	12.6	9.9
Industrials	12.1	12.1
Information Technology	11.2	11.4
Health Care	9.5	11.4

Asset Allocation (% of fund’s net assets)

*	Foreign investments – 10.1%
**	Written options – (0.1)%
***	Foreign investments – 9.0%

3	Semi-Annual Report

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 96.1%

	Shares	Value
CONSUMER DISCRETIONARY – 7.6%
Automobiles – 1.4%
Ford Motor Co.	1,870,900	$23,517,213
General Motors Co.	1,878,200	53,153,060
		76,670,273
Hotels, Restaurants & Leisure – 0.7%
Dunkin’ Brands Group, Inc.	634,400	27,672,528
Whitbread PLC	197,730	9,251,643
		36,924,171
Household Durables – 0.8%
M.D.C. Holdings, Inc.	676,900	16,475,746
Tupperware Brands Corp.	412,900	23,238,012
		39,713,758
Leisure Products – 1.2%
Mattel, Inc.	1,082,700	33,877,683
New Academy Holding Co. LLC unit (a)(b)	127,200	15,989,040
Polaris Industries, Inc. (c)	162,200	13,261,472
		63,128,195
Media – 1.2%
Comcast Corp. Class A	830,643	54,149,617
Time Warner, Inc.	165,000	12,134,100
		66,283,717
Multiline Retail – 1.8%
Kohl’s Corp. (c)	439,275	16,657,308
Macy’s, Inc.	598,800	20,125,668
Target Corp.	889,660	62,116,061
		98,899,037
Specialty Retail – 0.5%
Foot Locker, Inc.	211,000	11,575,460
GNC Holdings, Inc.	442,456	10,747,256
L Brands, Inc.	52,400	3,517,612
Stage Stores, Inc. (c)	629,100	3,070,008
		28,910,336

TOTAL CONSUMER DISCRETIONARY		410,529,487

CONSUMER STAPLES – 9.1%
Beverages – 0.4%
Molson Coors Brewing Co. Class B	59,700	6,037,461
The Coca-Cola Co.	395,900	17,946,147
		23,983,608
Food & Staples Retailing – 3.4%
CVS Health Corp.	1,008,500	96,553,790
Wal-Mart Stores, Inc.	515,178	37,618,298
Walgreens Boots Alliance, Inc.	461,707	38,446,342
Whole Foods Market, Inc.	314,400	10,067,088
		182,685,518
Food Products – 1.2%
B&G Foods, Inc. Class A	405,313	19,536,087
Flowers Foods, Inc.	88,600	1,661,250
Sanderson Farms, Inc. (c)	76,900	6,662,616
The Hain Celestial Group, Inc. (d)	83,100	4,134,225
The Hershey Co.	307,500	34,898,175
		66,892,353

	Shares	Value
Household Products – 3.9%
Procter & Gamble Co. (e)	2,457,919	$208,112,002
Personal Products – 0.2%
Avon Products, Inc.	2,124,600	8,030,988

TOTAL CONSUMER STAPLES		489,704,469

ENERGY – 12.5%
Energy Equipment & Services – 1.1%
Baker Hughes, Inc.	296,500	13,381,045
Halliburton Co.	359,900	16,299,871
National Oilwell Varco, Inc.	95,206	3,203,682
Oceaneering International, Inc.	167,600	5,004,536
Schlumberger Ltd.	261,900	20,711,052
		58,600,186
Oil, Gas & Consumable Fuels – 11.4%
Anadarko Petroleum Corp.	351,186	18,700,655
Apache Corp.	712,768	39,679,795
Avance Gas Holding Ltd. (c)	216,143	680,645
BW LPG Ltd.	163,186	622,010
Cameco Corp. (c)	318,700	3,500,409
Chevron Corp.	2,319,180	243,119,634
ConocoPhillips Co.	243,200	10,603,520
CONSOL Energy, Inc. (c)	996,135	16,027,812
Energy Transfer Equity LP	841,300	12,089,481
Golar LNG Ltd.	176,700	2,738,850
Imperial Oil Ltd.	120,300	3,806,544
Kinder Morgan, Inc.	1,616,600	30,262,752
Legacy Reserves LP	1,295,801	2,099,198
MPLX LP	678,157	22,806,420
Noble Energy, Inc.	117,400	4,211,138
Suncor Energy, Inc.	2,021,100	56,067,359
The Williams Companies, Inc.	3,317,149	71,749,933
Williams Partners LP	2,182,856	75,614,132
		614,380,287

TOTAL ENERGY		672,980,473

FINANCIALS – 23.2%
Banks – 11.9%
Bank of America Corp.	5,776,000	76,647,520
Comerica, Inc.	734,748	30,220,185
First Niagara Financial Group, Inc.	2,040,314	19,872,658
FirstMerit Corp.	762,921	15,464,409
Huntington Bancshares, Inc.	240,100	2,146,494
JPMorgan Chase & Co.	2,981,764	185,286,815
KeyCorp	1,762,400	19,474,520
Lloyds Banking Group PLC	4,385,500	3,176,379
M&T Bank Corp.	677,591	80,111,584
Prosperity Bancshares, Inc.	74,300	3,788,557
Regions Financial Corp.	3,772,700	32,105,677
Standard Chartered PLC (United Kingdom)	1,026,935	7,791,332
SunTrust Banks, Inc.	1,060,000	43,544,800
U.S. Bancorp	1,260,738	50,845,564
Wells Fargo & Co.	1,537,686	72,778,678
		643,255,172

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	4

Common Stocks – continued

	Shares	Value
FINANCIALS – continued
Capital Markets – 4.5%
Apollo Global Management LLC Class A	195,900	$2,967,885
Apollo Investment Corp.	1,928,247	10,682,488
Ares Capital Corp. (c)	803,095	11,403,949
Ares Management LP	275,503	3,881,837
KKR & Co. LP	4,564,021	56,320,019
Morgan Stanley	838,975	21,796,571
State Street Corp.	984,502	53,084,348
The Blackstone Group LP	3,181,126	78,064,832
TPG Specialty Lending, Inc.	247,431	4,109,829
		242,311,758
Insurance – 4.1%
Chubb Ltd.	693,971	90,708,949
Marsh & McLennan Companies, Inc.	226,200	15,485,652
MetLife, Inc.	1,984,870	79,057,372
Prudential Financial, Inc.	466,462	33,277,399
		218,529,372
Real Estate Investment Trusts – 2.6%
American Capital Agency Corp.	489,748	9,706,805
American Tower Corp.	66,600	7,566,426
Annaly Capital Management, Inc.	941,909	10,426,933
Cousins Properties, Inc.	917,700	9,544,080
Crown Castle International Corp.	269,500	27,335,385
Duke Realty LP	696,100	18,558,026
First Potomac Realty Trust	1,163,557	10,704,724
Piedmont Office Realty Trust, Inc. Class A	673,524	14,507,707
Public Storage	39,600	10,121,364
Sabra Health Care REIT, Inc.	180,800	3,730,808
Two Harbors Investment Corp.	815,534	6,980,971
Ventas, Inc.	163,990	11,941,752
		141,124,981
Thrifts & Mortgage Finance – 0.1%
Radian Group, Inc.	559,708	5,832,157

TOTAL FINANCIALS		1,251,053,440

HEALTH CARE – 9.4%
Biotechnology – 1.4%
AbbVie, Inc.	447,700	27,717,107
Amgen, Inc.	179,971	27,382,588
Gilead Sciences, Inc.	246,300	20,546,346
		75,646,041
Health Care Equipment & Supplies – 2.4%
Dentsply Sirona, Inc.	201,000	12,470,040
Medtronic PLC	1,163,152	100,926,699
St. Jude Medical, Inc.	203,846	15,899,988
		129,296,727
Health Care Providers & Services – 0.0%
HealthSouth Corp. warrants 1/17/17 (d)	191	323
Pharmaceuticals – 5.6%
Astellas Pharma, Inc.	184,300	2,890,256
GlaxoSmithKline PLC	2,510,100	53,904,424
Johnson & Johnson	1,272,568	154,362,498

	Shares	Value
Merck & Co., Inc.	525,300	$30,262,533
Pfizer, Inc.	645,212	22,717,915
Sanofi SA	198,692	16,507,874
Teva Pharmaceutical Industries Ltd. sponsored ADR	422,300	21,212,129
		301,857,629

TOTAL HEALTH CARE		506,800,720

INDUSTRIALS – 12.1%
Aerospace & Defense – 3.2%
General Dynamics Corp.	213,500	29,727,740
Raytheon Co.	238,200	32,383,290
The Boeing Co.	298,400	38,753,208
United Technologies Corp.	718,271	73,658,691
		174,522,929
Air Freight & Logistics – 3.2%
C.H. Robinson Worldwide, Inc.	97,028	7,204,329
PostNL NV (d)	4,812,100	19,629,849
United Parcel Service, Inc. Class B	1,378,937	148,539,094
		175,373,272
Airlines – 0.2%
Copa Holdings SA Class A	189,000	9,877,140
Commercial Services & Supplies – 0.7%
KAR Auction Services, Inc.	631,000	26,337,940
Republic Services, Inc.	77,226	3,962,466
Waste Connection, Inc. (Canada)	89,318	6,452,991
		36,753,397
Construction & Engineering – 0.0%
Koninklijke Boskalis Westminster NV	12,900	440,182
Electrical Equipment – 1.4%
Eaton Corp. PLC	561,700	33,550,341
Emerson Electric Co.	810,803	42,291,484
		75,841,825
Industrial Conglomerates – 3.0%
General Electric Co.	5,141,147	161,843,308
Machinery – 0.3%
Allison Transmission Holdings, Inc.	175,800	4,962,834
Cummins, Inc.	67,700	7,612,188
Deere & Co.	34,000	2,755,360
		15,330,382
Road & Rail – 0.1%
Norfolk Southern Corp.	63,800	5,431,294

TOTAL INDUSTRIALS		655,413,729

INFORMATION TECHNOLOGY – 11.0%
Communications Equipment – 2.6%
Cisco Systems, Inc.	4,922,631	141,230,283
Electronic Equipment & Components – 0.3%
TE Connectivity Ltd.	257,761	14,720,731
Internet Software & Services – 0.3%
Yahoo!, Inc. (d)	428,500	16,094,460
IT Services – 2.2%
First Data Corp. (f)	2,006,096	22,207,483
First Data Corp. Class A (d)	252,300	2,792,961

See accompanying notes which are an integral part of the financial statements.

5	Semi-Annual Report

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
IBM Corp.	403,023	$61,170,831
Paychex, Inc. (e)	529,269	31,491,506
		117,662,781
Semiconductors & Semiconductor Equipment – 2.7%
Applied Materials, Inc. (e)	1,874,300	44,926,971
Maxim Integrated Products, Inc.	668,400	23,855,196
Qualcomm, Inc.	1,444,139	77,362,526
		146,144,693
Software – 0.7%
Microsoft Corp.	725,624	37,130,180
SS&C Technologies Holdings, Inc.	87,200	2,448,576
		39,578,756
Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	409,500	39,148,200
EMC Corp.	2,666,700	72,454,239
Seagate Technology LLC	232,700	5,668,572
		117,271,011

TOTAL INFORMATION TECHNOLOGY		592,702,715

MATERIALS – 1.8%
Chemicals – 1.2%
LyondellBasell Industries NV Class A	251,000	18,679,420
Potash Corp. of Saskatchewan, Inc.	886,000	14,401,486
Syngenta AG sponsored ADR	11,300	867,727
The Dow Chemical Co.	626,700	31,153,257
Tronox Ltd. Class A	451,800	1,992,438
		67,094,328
Containers & Packaging – 0.6%
Packaging Corp. of America	216,800	14,510,424
WestRock Co.	446,400	17,351,568
		31,861,992

TOTAL MATERIALS		98,956,320

TELECOMMUNICATION SERVICES – 4.1%
Diversified Telecommunication Services – 4.0%
AT&T, Inc.	2,157,693	93,233,915
Verizon Communications, Inc.	2,198,559	122,767,535
		216,001,450
Wireless Telecommunication Services – 0.1%
KDDI Corp.	238,000	7,237,517

TOTAL TELECOMMUNICATION SERVICES		223,238,967

UTILITIES – 5.3%
Electric Utilities – 4.8%
American Electric Power Co., Inc.	205,471	14,401,462
Entergy Corp.	347,700	28,285,395
Exelon Corp.	2,997,600	108,992,736
FirstEnergy Corp.	146,000	5,096,860
NextEra Energy, Inc.	22,683	2,957,863
PPL Corp.	648,200	24,469,550

	Shares	Value
Southern Co. (e)	1,238,277	$66,408,796
Xcel Energy, Inc.	220,400	9,869,512
		260,482,174
Multi-Utilities – 0.5%
CenterPoint Energy, Inc.	1,030,100	24,722,400

TOTAL UTILITIES		285,204,574

TOTAL COMMON STOCKS
(Cost $4,474,757,648)		5,186,584,894

Convertible Preferred Stocks – 0.2%

HEALTH CARE – 0.1%
Health Care Providers & Services – 0.0%
AmSurg Corp. Series A-1, 5.25%	6,750	974,025
Pharmaceuticals – 0.1%
Allergan PLC 5.50%	3,140	2,617,567
Teva Pharmaceutical Industries Ltd. 7%	1,310	1,092,907
		3,710,474

TOTAL HEALTH CARE		4,684,499

TELECOMMUNICATION SERVICES – 0.0%
Wireless Telecommunication Services – 0.0%
T-Mobile U.S., Inc. Series A 5.50%	35,285	2,596,623

UTILITIES – 0.1%
Independent Power and Renewable Electricity Producers – 0.0%
Dynegy, Inc. 5.375%	26,500	1,641,675
Multi-Utilities – 0.1%
CenterPoint Energy, Inc. 2.00% ZENS	41,700	2,176,219

TOTAL UTILITIES		3,817,894

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,058,503)		11,099,016

Corporate Bonds – 0.5%

	Principal
	Amount
Convertible Bonds – 0.3%

ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Amyris, Inc. 3% 2/27/17	$1,383,000	1,316,007
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	7,280,000	5,487,300
		6,803,307

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.1%
InterDigital, Inc. 1.5% 3/1/20	4,600,000	4,769,625

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	6

Corporate Bonds – continued

	Principal
	Amount	Value
Convertible Bonds – continued

INFORMATION TECHNOLOGY – continued
Internet Software & Services – 0.1%
Twitter, Inc. 1% 9/15/21	$3,220,000	$2,865,800
Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV 1% 12/1/19	2,320,000	2,521,550

TOTAL INFORMATION TECHNOLOGY		10,156,975

TOTAL CONVERTIBLE BONDS		16,960,282

Nonconvertible Bonds – 0.2%

CONSUMER DISCRETIONARY – 0.1%
Media – 0.1%
Altice SA 7.625% 2/15/25 (f)	2,720,000	2,655,400

FINANCIALS – 0.1%
Thrifts & Mortgage Finance – 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	2,625,000	2,782,500

HEALTH CARE – 0.0%
Pharmaceuticals – 0.0%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (f)	2,155,000	1,729,388

MATERIALS – 0.0%
Metals & Mining – 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (g)	5,250,000	525

UTILITIES – 0.0%
Independent Power and Renewable Electricity Producers – 0.0%
Dynegy, Inc. 7.375% 11/1/22	1,810,000	1,746,650

TOTAL NONCONVERTIBLE BONDS		8,914,463

TOTAL CORPORATE BONDS
(Cost $32,031,493)		25,874,745

Money Market Funds – 3.8%
	Shares
Fidelity Cash Central Fund, 0.43% (h)	162,095,069	162,095,069
Fidelity Securities Lending Cash Central Fund, 0.46% (h)(i)	40,777,160	40,777,160

TOTAL MONEY MARKET FUNDS
(Cost $202,872,229)		202,872,229

TOTAL INVESTMENT PORTFOLIO – 100.6%
(Cost $4,720,719,873)		5,426,430,884

NET OTHER ASSETS (LIABILITIES) – (0.6)%		(30,917,445)
NET ASSETS – 100%		$5,395,513,439

Written Options

	Expiration
	Date/	Number
	Exercise	of
	Price	Contracts	Premium	Value
Call Options
Applied Materials, Inc.	7/15/16 – $22.00	9,516	$584,509	$(1,917,474)
Paychex, Inc.	9/16/16 – $55.00	2,524	195,025	(1,198,900)
Procter & Gamble Co.	7/15/16 – $85.00	7,751	170,518	(457,309)
Southern Co.	8/19/16 – $52.50	8,600	250,512	(1,509,300)
TOTAL WRITTEN OPTIONS			$1,200,564	$(5,082,983)

Legend

(a)	Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(b)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,989,040 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.

(d)	Non-income producing

(e)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $149,577,169.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,862,071 or 0.6% of net assets.

(g)	Non-income producing – Security is in default.

(h)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

	Acquisition
Security	Date	Acquisition Cost

New Academy Holding Co. LLC unit	8/1/11	$13,406,880

See accompanying notes which are an integral part of the financial statements.

7	Semi-Annual Report

Investments (Unaudited) - continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$341,370
Fidelity Securities Lending Cash Central Fund	483,072
Total	$824,442

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$410,529,487	$385,288,804	$9,251,643	$15,989,040
Consumer Staples	489,704,469	489,704,469	–	–
Energy	672,980,473	671,677,818	1,302,655	–
Financials	1,251,053,440	1,240,085,729	10,967,711	–
Health Care	511,485,219	437,089,758	74,395,461	–
Industrials	655,413,729	635,343,698	20,070,031	–
Information Technology	592,702,715	592,702,715	–	–
Materials	98,956,320	98,956,320	–	–
Telecommunication Services	225,835,590	218,598,073	7,237,517	–
Utilities	289,022,468	286,846,249	2,176,219	–
Corporate Bonds	25,874,745	–	25,874,745	–
Money Market Funds	202,872,229	202,872,229	–	–
Total Investments in Securities:	$5,426,430,884	$5,259,165,862	$151,275,982	$15,989,040
Derivative Instruments:
Liabilities
Written Options	$(5,082,983)	$(5,082,983)	$–	$–
Total Liabilities	$(5,082,983)	$(5,082,983)	$–	$–
Total Derivative Instruments:	$(5,082,983)	$(5,082,983)	$–	$–

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$0	$(5,082,983)
Total Equity Risk	0	(5,082,983)
Total Value of Derivatives	$0	$(5,082,983)

(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	8

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Ireland	2.7%
Switzerland	2.0%
Canada	1.6%
United Kingdom	1.4%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

9	Semi-Annual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
		(Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,280,900) — See accompanying schedule:
Unaffiliated issuers (cost $4,517,847,644)	$5,223,558,655
Fidelity Central Funds (cost $202,872,229)	202,872,229
Total Investments (cost $4,720,719,873)		$5,426,430,884
Receivable for investments sold		11,601,001
Receivable for fund shares sold		1,581,511
Dividends receivable		7,698,600
Interest receivable		276,913
Distributions receivable from Fidelity Central Funds		117,595
Other receivables		420,069
Total assets		5,448,126,573
Liabilities
Payable for fund shares redeemed	$3,589,834
Accrued management fee	2,010,226
Distribution and service plan fees payable	308,623
Written options, at value (premium received $1,200,564)	5,082,983
Other affiliated payables	414,234
Other payables and accrued expenses	430,074
Collateral on securities loaned, at value	40,777,160
Total liabilities		52,613,134
Net Assets		$5,395,513,439
Net Assets consist of:
Paid in capital		$4,616,137,568
Undistributed net investment income		50,628,197
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,987,779
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		701,759,895
Net Assets		$5,395,513,439
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,361,138,632 ÷ 166,897,861 shares)		$20.14
Service Class:
Net Asset Value, offering price and redemption price per share ($308,254,190 ÷ 15,386,203 shares)		$20.03
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,361,222,293 ÷ 69,200,482 shares)		$19.67
Investor Class:
Net Asset Value, offering price and redemption price per share ($364,898,324 ÷ 18,208,182 shares)		$20.04

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	10

Statement of Operations

		Six months ended
		June 30, 2016
		(Unaudited)
Investment Income
Dividends		$80,496,151
Interest		494,821
Income from Fidelity Central Funds		824,442
Total income		81,815,414
Expenses
Management fee	$11,697,679
Transfer agent fees	1,856,706
Distribution and service plan fees	1,796,248
Accounting and security lending fees	550,103
Custodian fees and expenses	40,614
Independent trustees’ fees and expenses	11,623
Depreciation in deferred trustee compensation account	(56)
Audit	50,008
Legal	4,612
Miscellaneous	23,493
Total expenses before reductions	16,031,030
Expense reductions	(91,099)	15,939,931
Net investment income (loss)		65,875,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,148,384
Foreign currency transactions	9,999
Written options	5,818,419
Total net realized gain (loss)		24,976,802
Change in net unrealized appreciation (depreciation) on:
Investment securities	201,162,622
Assets and liabilities in foreign currencies	(42,691)
Written options	(4,520,685)
Total change in net unrealized appreciation (depreciation)		196,599,246
Net gain (loss)		221,576,048
Net increase (decrease) in net assets resulting from operations		$287,451,531

See accompanying notes which are an integral part of the financial statements.

11	Semi-Annual Report

Financial Statements – continued

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30,	December 31,
	2016 (Unaudited)	2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,875,483	$161,804,801
Net realized gain (loss)	24,976,802	386,055,726
Change in net unrealized appreciation (depreciation)	196,599,246	(778,237,899)
Net increase (decrease) in net assets resulting from operations	287,451,531	(230,377,372)
Distributions to shareholders from net investment income	–	(173,549,033)
Distributions to shareholders from net realized gain	(326,837,561)	(562,610,777)
Total distributions	(326,837,561)	(736,159,810)
Share transactions – net increase (decrease)	188,054,046	(79,940,029)
Redemption fees	–	3,144
Total increase (decrease) in net assets	148,668,016	(1,046,474,067)
Net Assets
Beginning of period	5,246,845,423	6,293,319,490
End of period	$5,395,513,439	$5,246,845,423
Other Information
Undistributed net investment income end of period	$50,628,197	$–
Distributions in excess of net investment income end of period	$–	$(15,247,286)

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	12

Financial Highlights – VIP Equity-Income Portfolio Initial Class

	Six months ended
	(Unaudited) June		Years ended
	30,		December 31,
	2016		2015		2014		2013		2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$20.46		$24.30		$23.29		$19.94		$18.69		$19.02
Income from Investment Operations
Net investment income (loss)A	.25		.63		.71	B	.56		.59		.48
Net realized and unrealized gain (loss)	.68		(1.57	)C	1.35		4.96		2.59		(.31)
Total from investment operations	.93		(.94)		2.06		5.52		3.18		.17
Distributions from net investment income	–		(.71)		(.71)		(.60)		(.63	)D	(.50)
Distributions from net realized gain	(1.25)		(2.19)		(.34)		(1.57)		(1.30	)D	–
Total distributions	(1.25)		(2.90)		(1.05)		(2.17)		(1.93)		(.50)
Redemption fees added to paid in capitalA	–		–	E	–	E	–	E	–	E	–	E
Net asset value, end of period	$20.14		$20.46		$24.30		$23.29		$19.94		$18.69
Total ReturnF,G,H	5.47%		(4.08	)%C	8.85%		28.15%		17.31%		.97%
Ratios to Average Net AssetsI,J
Expenses before reductions	.54	%K	.54%		.54%		.55%		.55%		.56%
Expenses net of fee waivers, if any	.54	%K	.54%		.54%		.54%		.55%		.55%
Expenses net of all reductions	.54	%K	.53%		.54%		.54%		.54%		.54%
Net investment income (loss)	2.60	%K	2.85%		2.94	%B	2.43%		2.94%		2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,361,139		$3,238,580		$3,817,228		$3,947,728		$3,461,083		$3,345,762
Portfolio turnover rateL	33	%K	46%		40%		32%		48%		96%

A	Calculated based on average shares outstanding during the period.
B	Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.
C	Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.18)%.
D	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
E	Amount represents less than $.005 per share.
F	Total returns for periods of less than one year are not annualized.
G	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Annualized
L	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

13	Semi-Annual Report

Financial Highlights – VIP Equity-Income Portfolio Service Class

	Six months
	ended
	(Unaudited)		Years ended
	June 30,		December 31,
	2016		2015		2014		2013		2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$20.37		$24.20		$23.20		$19.87		$18.63		$18.96
Income from Investment Operations
Net investment income (loss)A	.24		.61		.69	B	.53		.57		.46
Net realized and unrealized gain (loss)	.67		(1.56	)C	1.34		4.94		2.57		(.31)
Total from investment operations	.91		(.95)		2.03		5.47		3.14		.15
Distributions from net investment income	–		(.69)		(.68)		(.57)		(.60	)D	(.48)
Distributions from net realized gain	(1.25)		(2.19)		(.34)		(1.57)		(1.30	)D	–
Total distributions	(1.25)		(2.88)		(1.03	)E	(2.14)		(1.90)		(.48)
Redemption fees added to paid in capitalA	–		–	F	–	F	–	F	–	F	–	F
Net asset value, end of period	$20.03		$20.37		$24.20		$23.20		$19.87		$18.63
Total ReturnG,H,I	5.39%		(4.17	)%C	8.74%		28.01%		17.19%		.86%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.64	%L	.64%		.64%		.65%		.65%		.66%
Expenses net of fee waivers, if any	.64	%L	.64%		.64%		.64%		.65%		.66%
Expenses net of all reductions	.64	%L	.63%		.64%		.64%		.64%		.64%
Net investment income (loss)	2.50	%L	2.75%		2.84	%B	2.33%		2.84%		2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$308,254		$309,669		$369,024		$391,896		$350,493		$347,999
Portfolio turnover rateM	33	%L	46%		40%		32%		48%		96%

A	Calculated based on average shares outstanding during the period.
B	Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%.
C	Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.27)%.
D	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
E	Total distributions of $1.03 per share is comprised of distributions from net investment income of $.684 and distributions from net realized gain of $.342 per share.
F	Amount represents less than $.005 per share.
G	Total returns for periods of less than one year are not annualized.
H	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
I	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
J	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
K	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
L	Annualized
M	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	14

Financial Highlights – VIP Equity-Income Portfolio Service Class 2

	Six months ended
	(Unaudited) June		Years ended
	30,		December 31,
	2016		2015		2014		2013		2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$20.04		$23.85		$22.88		$19.62		$18.41		$18.75
Income from Investment Operations
Net investment income (loss)A	.22		.57		.64	B	.49		.53		.42
Net realized and unrealized gain (loss)	.66		(1.54	)C	1.32		4.88		2.55		(.31)
Total from investment operations	.88		(.97)		1.96		5.37		3.08		.11
Distributions from net investment income	–		(.65)		(.65)		(.54)		(.57	)D	(.45)
Distributions from net realized gain	(1.25)		(2.19)		(.34)		(1.57)		(1.30	)D	–
Total distributions	(1.25)		(2.84)		(.99)		(2.11)		(1.87)		(.45)
Redemption fees added to paid in capitalA	–		–	E	–	E	–	E	–	E	–	E
Net asset value, end of period	$19.67		$20.04		$23.85		$22.88		$19.62		$18.41
Total ReturnF,G,H	5.33%		(4.32	)%C	8.57%		27.83%		17.05%		.66%
Ratios to Average Net AssetsI,J
Expenses before reductions	.79	%K	.79%		.79%		.80%		.80%		.81%
Expenses net of fee waivers, if any	.79	%K	.79%		.79%		.79%		.80%		.81%
Expenses net of all reductions	.79	%K	.78%		.79%		.79%		.79%		.80%
Net investment income (loss)	2.35	%K	2.60%		2.69	%B	2.18%		2.69%		2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,361,222		$1,348,912		$1,702,854		$1,755,769		$1,560,856		$1,457,230
Portfolio turnover rateL	33	%K	46%		40%		32%		48%		96%

A	Calculated based on average shares outstanding during the period.
B	Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.34%.
C	Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.42)%.
D	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
E	Amount represents less than $.005 per share.
F	Total returns for periods of less than one year are not annualized.
G	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Annualized
L	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

15	Semi-Annual Report

Financial Highlights — VIP Equity-Income Portfolio Investor Class

	Six months
	ended
	(Unaudited)		Years ended
	June 30,		December 31,
	2016		2015		2014		2013		2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$20.37		$24.21		$23.21		$19.89		$18.64		$18.97
Income from Investment Operations
Net investment income (loss)A	.24		.61		.69	B	.54		.57		.46
Net realized and unrealized gain (loss)	.68		(1.56	)C	1.34		4.93		2.59		(.31)
Total from investment operations	.92		(.95)		2.03		5.47		3.16		.15
Distributions from net investment income	–		(.70)		(.69)		(.58)		(.61	)D	(.48)
Distributions from net realized gain	(1.25)		(2.19)		(.34)		(1.57)		(1.30	)D	–
Total distributions	(1.25)		(2.89)		(1.03)		(2.15)		(1.91)		(.48)
Redemption fees added to paid in capitalA	–		–	E	–	E	–	E	–	E	–	E
Net asset value, end of period	$20.04		$20.37		$24.21		$23.21		$19.89		$18.64
Total ReturnF,G,H	5.44%		(4.18	)%C	8.77%		27.99%		17.27%		.89%
Ratios to Average Net AssetsI,J
Expenses before reductions	.62	%K	.62%		.62%		.63%		.64%		.64%
Expenses net of fee waivers, if any	.62	%K	.62%		.62%		.62%		.64%		.64%
Expenses net of all reductions	.62	%K	.61%		.62%		.62%		.63%		.63%
Net investment income (loss)	2.52	%K	2.77%		2.86	%B	2.35%		2.85%		2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$364,898		$349,685		$388,773		$351,139		$220,311		$178,499
Portfolio turnover rateL	33	%K	46%		40%		32%		48%		96%

A	Calculated based on average shares outstanding during the period.
B	Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.
C	Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (4.28)%.
D	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
E	Amount represents less than $.005 per share.
F	Total returns for periods of less than one year are not annualized.
G	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Annualized
L	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	16

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Service Class 2R shares during the period April 24, 2002 through April 30, 2015, and all outstanding shares were converted to Service Class 2 shares by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted

17	Semi-Annual Report

Notes to Financial Statements (Unaudited) - continued

securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund’s Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after

Semi-Annual Report	18

they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, certain conversion ratio adjustments, contingent interest, market discount, options transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,122,747,576
Gross unrealized depreciation	(432,954,885)
Net unrealized appreciation (depreciation) on securities	$689,792,691
Tax Cost	$4,736,638,193

The Fund elected to defer to its next fiscal year approximately $11,083,764 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund’s Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund’s use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

19	Semi-Annual Report

Notes to Financial Statements (Unaudited) - continued

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption “Written Options”.

During the period, the Fund recognized net realized gain (loss) of $5,818,419 and a change in net unrealized appreciation (depreciation) of $(4,520,685) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund’s written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	55,263	$3,583,153
Options Opened	119,555	7,841,093
Options Exercised	(64,377)	(4,069,572)
Options Closed	(14,800)	(794,493)
Options Expired	(67,250)	(5,359,617)
Outstanding at end of period	28,391	$1,200,564

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $843,967,764 and $980,302,240, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund’s average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$150,062
Service Class 2	1,646,186
$1,796,248

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Semi-Annual Report	20

Initial Class	$1,071,033
Service Class	99,041
Service Class 2	434,593
Investor Class	252,039
$1,856,706

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $19,025 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,565 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $483,072, including $18,566 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $72,190 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $77.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18,832.

21	Semi-Annual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended December
	June 30, 2016	31, 2015
From net investment income
Initial Class	$–	$109,149,565
Service Class	–	10,156,613
Service Class 2	–	42,706,986
Service Class 2R	–	11,545
Investor Class	–	11,524,324
Total	$–	$173,549,033

From net realized gain
Initial Class	$203,491,917	$339,608,604
Service Class	18,737,960	33,003,823
Service Class 2	83,421,427	153,933,197
Service Class 2R	–	1,316,715
Investor Class	21,186,257	34,748,438
Total	$326,837,561	$562,610,777

11. Share Transactions.

Transactions for each class of shares were as follows:

		Shares		Dollars
		Year		Year
	Shares	ended	Dollars	ended
	Six months ended	December 31,	Six months ended	December 31,
	June 30, 2016	2015	June 30, 2016	2015
Initial Class
Shares sold	8,110,049	2,942,434	$153,785,185	$64,636,128
Reinvestment of distributions	11,594,981	20,908,619	203,491,917	448,758,169
Shares redeemed	(11,095,325)	(22,650,939)	(215,773,031)	(503,270,251)
Net increase (decrease)	8,609,705	1,200,114	$141,504,071	$10,124,046
Service Class
Shares sold	270,386	583,466	$5,228,636	$12,999,462
Reinvestment of distributions	1,072,579	2,018,226	18,737,960	43,160,436
Shares redeemed	(1,158,468)	(2,646,679)	(22,440,912)	(58,306,592)
Net increase (decrease)	184,497	(44,987)	$1,525,684	$(2,146,694)
Service Class 2
Shares sold	2,814,262	4,829,943	$53,454,263	$104,917,377
Reinvestment of distributions	4,861,388	9,327,616	83,421,427	196,640,183
Shares redeemed	(5,786,656)	(18,242,504)	(109,951,962)	(397,542,395)
Net increase (decrease)	1,888,994	(4,084,945)	$26,923,728	$(95,984,835)
Service Class 2R
Shares sold	–	44,755	$–	$994,924
Reinvestment of distributions	–	61,837	–	1,328,260
Shares redeemed	–	(758,460)	–	(16,752,939)
Net increase (decrease)	–	(651,868)	$–	$(14,429,755)
Investor Class
Shares sold	1,033,667	1,061,340	$20,135,694	$23,323,259
Reinvestment of distributions	1,212,722	2,166,600	21,186,257	46,272,762
Shares redeemed	(1,201,147)	(2,123,884)	(23,221,388)	(47,098,812)
Net increase (decrease)	1,045,242	1,104,056	$18,100,563	$22,497,209

Semi-Annual Report	22

12. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

23	Semi-Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period-B
	Annualized	Account Value	Account Value	January 1, 2016
	Expense Ratio-A	January 1, 2016	June 30, 2016	to June 30, 2016
Initial Class	.54%
Actual		$1,000.00	$1,054.70	$2.76
Hypothetical-C		$1,000.00	$1,022.18	$2.72
Service Class	.64%
Actual		$1,000.00	$1,053.90	$3.27
Hypothetical-C		$1,000.00	$1,021.68	$3.22
Service Class 2.79%
Actual		$1,000.00	$1,053.30	$4.03
Hypothetical-C		$1,000.00	$1,020.93	$3.97
Investor Class	.62%
Actual		$1,000.00	$1,054.40	$3.17
Hypothetical-C		$1,000.00	$1,021.78	$3.12

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
C	5% return per year before expenses

Semi-Annual Report	24

25	Semi-Annual Report

Semi-Annual Report	26

27	Semi-Annual Report

VIPEI-SANN-0816

1.705693.118

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semi-Annual Report

June 30, 2016

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Semi-Annual Report

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2016

		% of fund’s
	% of fund’s	net assets
	net assets	6 months ago
Global Payments, Inc.	1.6	1.6
Boston Scientific Corp.	1.2	0.9
S&P Global, Inc.	1.2	1.0
Electronic Arts, Inc.	1.1	1.1
Total System Services, Inc.	1.1	1.1
Genpact Ltd.	1.0	0.8
Jazz Pharmaceuticals PLC	1.0	0.7
Zimmer Biomet Holdings, Inc.	1.0	0.8
CDW Corp.	0.9	1.0
Rexnord Corp.	0.9	0.8
	11.0

Top Five Market Sectors as of June 30, 2016

		% of fund’s
	% of fund’s	net assets
	net assets	6 months ago
Information Technology	23.9	24.4
Financials	19.4	20.5
Consumer Discretionary	15.3	17.8
Industrials	13.7	14.5
Health Care	13.6	13.6

Asset Allocation (% of fund’s net assets)

*	Foreign investments – 11.1%
**	Foreign investments – 11.9%

3	Semi-Annual Report

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 96.0%

	Shares	Value
CONSUMER DISCRETIONARY – 15.3%
Auto Components – 1.3%
Delphi Automotive PLC	488,461	$30,577,659
Gentex Corp.	2,235,492	34,538,351
Johnson Controls, Inc.	370,200	16,385,052
Tenneco, Inc. (a)	177,476	8,272,156
Visteon Corp.	235,822	15,519,446
		105,292,664
Diversified Consumer Services – 0.9%
DeVry, Inc. (b)	37,300	665,432
Houghton Mifflin Harcourt Co. (a)	2,216,864	34,649,584
New Oriental Education & Technology Group, Inc. sponsored ADR	455,596	19,080,360
ServiceMaster Global Holdings, Inc. (a)	298,300	11,872,340
		66,267,716
Hotels, Restaurants & Leisure – 2.4%
Brinker International, Inc.	29,567	1,346,186
Buffalo Wild Wings, Inc. (a)	89,100	12,380,445
DineEquity, Inc.	687,100	58,252,338
Extended Stay America, Inc. unit	110,100	1,645,995
Interval Leisure Group, Inc.	470,600	7,482,540
Jubilant Foodworks Ltd.	75,070	1,267,791
Las Vegas Sands Corp.	618,188	26,884,996
Texas Roadhouse, Inc. Class A	527,126	24,036,946
The Restaurant Group PLC	166,500	641,015
Wyndham Worldwide Corp.	793,000	56,485,390
		190,423,642
Household Durables – 3.6%
Ethan Allen Interiors, Inc.	154,100	5,091,464
Harman International Industries, Inc.	278,805	20,023,775
iRobot Corp. (a)	314,300	11,025,644
Lennar Corp. Class A	1,346,500	62,073,650
Mohawk Industries, Inc. (a)	38,000	7,210,880
NVR, Inc. (a)	39,214	69,814,253
PulteGroup, Inc.	3,400,500	66,275,745
Toll Brothers, Inc. (a)	1,649,900	44,398,809
		285,914,220
Internet & Catalog Retail – 0.2%
HSN, Inc.	175,200	8,572,536
Liberty Interactive Corp. QVC Group Series A (a)	106,100	2,691,757
		11,264,293
Leisure Products – 0.7%
Brunswick Corp.	224,300	10,165,276
Polaris Industries, Inc. (b)	516,802	42,253,732
		52,419,008
Media – 1.7%
AMC Networks, Inc. Class A (a)	384,100	23,207,322
Discovery Communications, Inc. Class A (a)	300	7,569
Interpublic Group of Companies, Inc.	2,375,085	54,864,464
Lions Gate Entertainment Corp. (b)	1,043,800	21,116,074
MDC Partners, Inc. Class A	67,300	1,230,917
Naspers Ltd. Class N	62,800	9,589,251

	Shares	Value
News Corp. Class A	855,800	$9,713,330
Omnicom Group, Inc.	156,100	12,720,589
		132,449,516
Multiline Retail – 0.3%
Dollar Tree, Inc. (a)	263,500	24,832,240
Specialty Retail – 2.2%
AutoZone, Inc. (a)	54,332	43,130,915
Dick’s Sporting Goods, Inc.	273,800	12,337,428
Foot Locker, Inc.	705,187	38,686,559
GNC Holdings, Inc.	823,000	19,990,670
Party City Holdco, Inc. (a)(b)	517,900	7,203,989
Ross Stores, Inc.	13,100	742,639
Select Comfort Corp. (a)	270,153	5,775,871
TJX Companies, Inc.	518,500	40,043,755
Williams-Sonoma, Inc.	144,400	7,527,572
		175,439,398
Textiles, Apparel & Luxury Goods – 2.0%
Deckers Outdoor Corp. (a)	372,700	21,437,704
G-III Apparel Group Ltd. (a)	1,183,266	54,098,922
Kate Spade & Co. (a)	414,300	8,538,723
Page Industries Ltd.	21,178	4,406,273
PVH Corp.	498,400	46,964,232
Ralph Lauren Corp.	101,800	9,123,316
VF Corp.	225,576	13,870,668
		158,439,838
TOTAL CONSUMER DISCRETIONARY		1,202,742,535

CONSUMER STAPLES – 1.9%
Beverages – 0.7%
C&C Group PLC	1,473,293	5,778,371
Dr. Pepper Snapple Group, Inc.	489,025	47,254,486
		53,032,857
Food & Staples Retailing – 0.8%
CVS Health Corp.	386,347	36,988,862
Kroger Co.	433,080	15,933,013
Manitowoc Foodservice, Inc. (a)	768,079	13,533,552
		66,455,427
Food Products – 0.4%
Amplify Snack Brands, Inc. (b)	106,500	1,570,875
Britannia Industries Ltd.	15,000	614,399
Bunge Ltd.	237,088	14,023,755
Ingredion, Inc.	53,305	6,898,200
TreeHouse Foods, Inc. (a)	58,700	6,025,555
		29,132,784
TOTAL CONSUMER STAPLES		148,621,068

ENERGY – 3.3%
Energy Equipment & Services – 1.2%
Baker Hughes, Inc.	280,381	12,653,595
Dril-Quip, Inc. (a)	478,600	27,964,598
Ensco PLC Class A	107,000	1,038,970
Halliburton Co.	816,800	36,992,872

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	4

Common Stocks – continued

	Shares	Value
ENERGY – continued
Energy Equipment & Services – continued
Nuverra Environmental Solutions, Inc. (a)	470	$122
Oceaneering International, Inc.	569,700	17,011,242
		95,661,399
Oil, Gas & Consumable Fuels – 2.1%
Apache Corp.	398,296	22,173,138
Cimarex Energy Co.	335,452	40,026,133
Newfield Exploration Co. (a)	558,100	24,656,858
PDC Energy, Inc. (a)	79,200	4,562,712
SM Energy Co.	81,000	2,187,000
Southwestern Energy Co. (a)(b)	1,379,700	17,356,626
Suncor Energy, Inc.	1,708,700	47,401,067
Teekay LNG Partners LP	371,886	4,183,718
Western Refining, Inc.	28,400	585,892
		163,133,144
TOTAL ENERGY		258,794,543

FINANCIALS – 19.3%
Banks – 5.9%
Boston Private Financial Holdings, Inc.	1,579,316	18,604,342
CIT Group, Inc.	528,300	16,858,053
Comerica, Inc.	736,529	30,293,438
Commerce Bancshares, Inc.	807,849	38,695,967
CVB Financial Corp.	1,142,400	18,723,936
First Citizen Bancshares, Inc.	44,300	11,469,713
First Commonwealth Financial Corp.	1,170,400	10,767,680
First Republic Bank	509,800	35,680,902
Hilltop Holdings, Inc. (a)	148,800	3,123,312
Huntington Bancshares, Inc.	4,649,016	41,562,203
Investors Bancorp, Inc.	2,569,800	28,473,384
Lakeland Financial Corp.	668,946	31,447,151
M&T Bank Corp.	389,800	46,086,054
PacWest Bancorp	41,193	1,638,658
Prosperity Bancshares, Inc.	278,700	14,210,913
Regions Financial Corp.	4,077,900	34,702,929
SunTrust Banks, Inc.	1,050,465	43,153,102
UMB Financial Corp.	748,800	39,843,648
Valley National Bancorp	266,400	2,429,568
		467,764,953
Capital Markets – 2.1%
Ameriprise Financial, Inc.	186,513	16,758,193
Diamond Hill Investment Group, Inc.	8,900	1,676,938
E*TRADE Financial Corp. (a)	27,600	648,324
Franklin Resources, Inc.	442,000	14,749,540
Greenhill & Co., Inc.	201,600	3,245,760
Invesco Ltd.	1,748,100	44,646,474
Lazard Ltd. Class A	569,545	16,961,050
Legg Mason, Inc.	240,500	7,092,345
Raymond James Financial, Inc.	817,095	40,282,784
Stifel Financial Corp. (a)	713,600	22,442,720
		168,504,128
Consumer Finance – 1.9%
American Express Co.	11,089	673,768

	Shares	Value
Capital One Financial Corp.	481,000	$30,548,310
Discover Financial Services	217,100	11,634,389
Navient Corp.	74,800	893,860
OneMain Holdings, Inc. (a)	918,000	20,948,760
SLM Corp. (a)	9,000,346	55,622,138
Synchrony Financial	1,276,900	32,280,032
		152,601,257
Diversified Financial Services – 1.4%
CRISIL Ltd.	84,555	2,525,065
Moody’s Corp.	167,900	15,733,909
S&P Global, Inc.	846,730	90,820,260
		109,079,234
Insurance – 4.5%
AFLAC, Inc.	672,800	48,549,248
Bajaj Finserv Ltd.	58,922	2,032,033
Brown & Brown, Inc.	31,900	1,195,293
Chubb Ltd.	120,839	15,794,866
First American Financial Corp.	1,479,900	59,521,578
FNF Group	22,700	851,250
Hiscox Ltd.	1,760,076	24,302,126
Marsh & McLennan Companies, Inc.	695,884	47,640,219
Primerica, Inc.	539,120	30,859,229
Principal Financial Group, Inc.	1,065,800	43,815,038
Progressive Corp.	517,300	17,329,550
Reinsurance Group of America, Inc.	646,158	62,670,864
The Travelers Companies, Inc.	9,000	1,071,360
		355,632,654
Real Estate Investment Trusts – 1.0%
Ladder Capital Corp. Class A	1,628,076	19,862,527
Mid-America Apartment Communities, Inc.	146,100	15,545,040
Outfront Media, Inc.	553,100	13,368,427
Potlatch Corp.	48,000	1,636,800
Store Capital Corp.	701,991	20,673,635
VEREIT, Inc.	754,400	7,649,616
		78,736,045
Real Estate Management & Development – 1.5%
CBRE Group, Inc. (a)	2,163,423	57,287,441
Jones Lang LaSalle, Inc.	442,815	43,152,322
Realogy Holdings Corp. (a)	511,500	14,843,730
		115,283,493
Thrifts & Mortgage Finance – 1.0%
Beneficial Bancorp, Inc.	427,862	5,442,405
Essent Group Ltd. (a)	2,906,300	63,386,403
Housing Development Finance Corp. Ltd.	349,130	6,503,634
		75,332,442
TOTAL FINANCIALS		1,522,934,206

HEALTH CARE – 13.6%
Biotechnology – 1.1%
AMAG Pharmaceuticals, Inc. (a)	650,000	15,548,000
Amgen, Inc.	32,700	4,975,305
Biogen, Inc. (a)	54,800	13,251,736
BioMarin Pharmaceutical, Inc. (a)	127,300	9,903,940
Medivation, Inc. (a)	19,900	1,199,970

See accompanying notes which are an integral part of the financial statements.

5	Semi-Annual Report

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Seattle Genetics, Inc. (a)	241,154	$9,745,033
United Therapeutics Corp. (a)	352,800	37,368,576
		91,992,560
Health Care Equipment & Supplies – 5.8%
Alere, Inc. (a)	115,200	4,801,536
Becton, Dickinson & Co.	178,800	30,322,692
Boston Scientific Corp. (a)	4,044,503	94,520,035
Dentsply Sirona, Inc.	764,700	47,441,988
Hill-Rom Holdings, Inc.	199,700	10,074,865
Hologic, Inc. (a)	1,457,924	50,444,170
Medtronic PLC	81,200	7,045,724
Olympus Corp.	417,100	15,575,181
ResMed, Inc.	354,548	22,418,070
Steris PLC	950,100	65,319,375
The Cooper Companies, Inc.	199,083	34,156,670
Zimmer Biomet Holdings, Inc.	615,700	74,117,966
		456,238,272
Health Care Providers & Services – 3.4%
Adeptus Health, Inc. Class A (a)	7,336	378,978
AmSurg Corp. (a)	262,400	20,346,496
Cardinal Health, Inc.	873,347	68,129,799
Centene Corp. (a)	34,400	2,455,128
Community Health Systems, Inc. (a)(b)	118,900	1,432,745
DaVita HealthCare Partners, Inc. (a)	722,700	55,879,164
HCA Holdings, Inc. (a)	324,735	25,007,842
Laboratory Corp. of America Holdings (a)	337,000	43,900,990
McKesson Corp.	192,950	36,014,118
Quorum Health Corp. (a)	45,525	487,573
Surgical Care Affiliates, Inc. (a)	103,100	4,914,777
Universal Health Services, Inc. Class B	62,300	8,354,430
VCA, Inc. (a)	14,300	966,823
		268,268,863
Life Sciences Tools & Services – 1.3%
Agilent Technologies, Inc.	828,606	36,756,962
Bruker Corp.	616,800	14,026,032
Cambrex Corp. (a)	36,600	1,893,318
Thermo Fisher Scientific, Inc.	322,463	47,647,133
		100,323,445
Pharmaceuticals – 2.0%
Catalent, Inc. (a)	744,800	17,122,952
Endo International PLC (a)	978,800	15,259,492
Horizon Pharma PLC (a)	165,870	2,731,879
Jazz Pharmaceuticals PLC (a)	527,271	74,508,665
Pacira Pharmaceuticals, Inc. (a)	278,400	9,390,432
Teva Pharmaceutical Industries Ltd. sponsored ADR	754,056	37,876,233
		156,889,653
TOTAL HEALTH CARE		1,073,712,793

	Shares	Value
INDUSTRIALS – 13.7%
Aerospace & Defense – 2.5%
Curtiss-Wright Corp.	427,148	$35,987,219
Esterline Technologies Corp. (a)	238,248	14,780,906
Hexcel Corp.	92,400	3,847,536
Huntington Ingalls Industries, Inc.	231,200	38,848,536
Rockwell Collins, Inc.	430,483	36,651,323
Teledyne Technologies, Inc. (a)	8,800	871,640
Textron, Inc.	1,733,881	63,390,689
		194,377,849
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	325,400	24,160,950
FedEx Corp.	348,811	52,942,534
		77,103,484
Airlines – 1.4%
Allegiant Travel Co.	52,200	7,908,300
Copa Holdings SA Class A	67,400	3,522,324
Southwest Airlines Co.	765,700	30,023,097
Spirit Airlines, Inc. (a)	1,456,013	65,331,303
		106,785,024
Building Products – 0.6%
A.O. Smith Corp.	207,800	18,309,258
Lennox International, Inc.	218,757	31,194,748
		49,504,006
Commercial Services & Supplies – 1.0%
Copart, Inc. (a)	111,100	5,445,011
G&K Services, Inc. Class A	193,800	14,839,266
Herman Miller, Inc.	276,100	8,252,629
HNI Corp.	188,677	8,771,594
KAR Auction Services, Inc.	321,282	13,410,311
Knoll, Inc.	1,026,700	24,928,276
Matthews International Corp. Class A	29,944	1,666,084
Multi-Color Corp.	36,000	2,282,400
		79,595,571
Construction & Engineering – 1.4%
EMCOR Group, Inc.	889,207	43,802,337
Jacobs Engineering Group, Inc. (a)	755,055	37,609,290
Quanta Services, Inc. (a)	360,371	8,331,778
Valmont Industries, Inc.	141,881	19,192,243
		108,935,648
Electrical Equipment – 0.1%
AMETEK, Inc.	200,800	9,282,984
Rockwell Automation, Inc.	8,100	930,042
		10,213,026
Industrial Conglomerates – 0.1%
Roper Technologies, Inc.	68,086	11,612,748
Machinery – 3.4%
AGCO Corp.	661,700	31,185,921
Colfax Corp. (a)	783,400	20,728,764
Cummins, Inc.	13,875	1,560,105
Flowserve Corp.	17,100	772,407
IDEX Corp.	17,500	1,436,750
Ingersoll-Rand PLC	633,745	40,356,882
Mueller Industries, Inc.	719,904	22,950,540
Pentair PLC	65,400	3,812,166

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	6

Common Stocks – continued

	Shares	Value
INDUSTRIALS – continued
Machinery – continued
Rexnord Corp. (a)	3,596,334	$70,596,036
Stanley Black & Decker, Inc.	74,400	8,274,768
Wabtec Corp.	302,060	21,213,674
Woodward, Inc.	527,107	30,382,447
Xylem, Inc.	335,100	14,962,215
		268,232,675
Professional Services – 0.9%
CEB, Inc.	224,600	13,853,328
Dun & Bradstreet Corp.	472,905	57,618,745
		71,472,073
Road & Rail – 0.7%
ArcBest Corp.	30,140	489,775
CSX Corp.	193,000	5,033,440
J.B. Hunt Transport Services, Inc.	52,500	4,248,825
Old Dominion Freight Lines, Inc. (a)	247,400	14,920,694
Saia, Inc. (a)	741,205	18,633,894
Swift Transporation Co. (a)(b)	588,178	9,063,823
		52,390,451
Trading Companies & Distributors – 0.6%
Air Lease Corp. Class A (b)	1,018,894	27,285,981
Misumi Group, Inc.	775,200	13,996,015
WESCO International, Inc. (a)	111,500	5,741,135
		47,023,131

TOTAL INDUSTRIALS		1,077,245,686

INFORMATION TECHNOLOGY – 23.9%
Communications Equipment – 1.3%
Brocade Communications Systems, Inc.	779,903	7,159,510
CommScope Holding Co., Inc. (a)	1,197,490	37,158,115
F5 Networks, Inc. (a)	473,954	53,954,923
Harris Corp.	8,500	709,240
Ituran Location & Control Ltd.	200	4,538
		98,986,326
Electronic Equipment & Components – 4.6%
Amphenol Corp. Class A	52,000	2,981,160
Arrow Electronics, Inc. (a)	578,180	35,789,342
Avnet, Inc.	746,730	30,250,032
Belden, Inc.	926,500	55,932,805
CDW Corp.	1,832,101	73,430,608
IPG Photonics Corp. (a)	305,800	24,464,000
Jabil Circuit, Inc.	584,600	10,797,562
Keysight Technologies, Inc. (a)	812,653	23,640,076
Littelfuse, Inc.	29,500	3,486,605
Methode Electronics, Inc. Class A	503,900	17,248,497
National Instruments Corp.	29,200	800,080
TE Connectivity Ltd.	708,366	40,454,782
Trimble Navigation Ltd. (a)	1,613,500	39,304,860
Zebra Technologies Corp. Class A (a)	155,100	7,770,510
		366,350,919

	Shares	Value
Internet Software & Services – 0.7%
Alphabet, Inc. Class C (a)	56,602	$39,174,244
Tencent Holdings Ltd.	549,000	12,593,881
		51,768,125
IT Services – 10.1%
Alliance Data Systems Corp. (a)	226,090	44,295,553
Blackhawk Network Holdings, Inc. (a)	1,492,994	50,000,369
Broadridge Financial Solutions, Inc.	311,203	20,290,436
CSRA, Inc.	451,500	10,578,645
Euronet Worldwide, Inc. (a)	929,777	64,331,271
EVERTEC, Inc.	753,493	11,709,281
Fidelity National Information Services, Inc.	824,477	60,747,465
Fiserv, Inc. (a)	377,214	41,014,478
FleetCor Technologies, Inc. (a)	387,240	55,425,661
Genpact Ltd. (a)	2,849,288	76,474,890
Global Payments, Inc.	1,816,676	129,674,331
Maximus, Inc.	410,200	22,712,774
Syntel, Inc. (a)	144,826	6,554,825
The Western Union Co.	1,486,948	28,519,663
Total System Services, Inc.	1,562,310	82,974,284
Vantiv, Inc. (a)	593,200	33,575,120
Visa, Inc. Class A	415,700	30,832,469
Xerox Corp.	2,686,149	25,491,554
		795,203,069
Semiconductors & Semiconductor Equipment – 2.6%
Analog Devices, Inc.	58,400	3,307,776
Cree, Inc. (a)	796,800	19,473,792
Intersil Corp. Class A	658,608	8,917,552
Maxim Integrated Products, Inc.	606,300	21,638,847
Microchip Technology, Inc.	144,004	7,309,643
NVIDIA Corp.	1,467,033	68,965,221
NXP Semiconductors NV (a)	775,843	60,779,541
Qorvo, Inc. (a)	73,300	4,050,558
Semtech Corp. (a)	562,471	13,420,558
		207,863,488
Software – 3.7%
Activision Blizzard, Inc.	1,360,500	53,916,615
Cadence Design Systems, Inc. (a)	1,294,200	31,449,060
Electronic Arts, Inc. (a)	1,190,690	90,206,674
Fair Isaac Corp.	329,800	37,270,698
Intuit, Inc.	192,997	21,540,395
Parametric Technology Corp. (a)	839,641	31,553,709
Symantec Corp.	140,700	2,889,978
Synopsys, Inc. (a)	432,549	23,392,250
		292,219,379
Technology Hardware, Storage & Peripherals – 0.9%
EMC Corp.	1,075,239	29,214,244
NEC Corp.	4,171,000	9,717,863
Western Digital Corp.	752,019	35,540,418
		74,472,525
TOTAL INFORMATION TECHNOLOGY		1,886,863,831

See accompanying notes which are an integral part of the financial statements.

7	Semi-Annual Report

Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
MATERIALS – 3.9%
Chemicals – 2.3%
Albemarle Corp. U.S.	698,556	$55,402,476
Ashland, Inc.	86,126	9,884,681
Eastman Chemical Co.	541,400	36,761,060
Ferro Corp. (a)	1,589,109	21,262,278
H.B. Fuller Co.	18,200	800,618
Ingevity Corp. (a)	93,766	3,191,795
Innospec, Inc.	15,400	708,246
PolyOne Corp.	928,460	32,718,930
PPG Industries, Inc.	117,800	12,268,870
Praxair, Inc.	52,300	5,877,997
W.R. Grace & Co.	67,300	4,927,033
		183,803,984
Containers & Packaging – 0.8%
Aptargroup, Inc.	189,630	15,005,422
Graphic Packaging Holding Co.	2,334,800	29,278,392
WestRock Co.	562,600	21,868,262
		66,152,076
Metals & Mining – 0.5%
B2Gold Corp. (a)	8,111,000	20,341,066
New Gold, Inc. (a)	2,039,120	8,917,549
Randgold Resources Ltd. sponsored ADR	65,532	7,342,205
		36,600,820
Paper & Forest Products – 0.3%
Boise Cascade Co. (a)	915,264	21,005,309

TOTAL MATERIALS		307,562,189

UTILITIES – 1.1%
Electric Utilities – 0.9%
Exelon Corp.	1,554,000	56,503,440
OGE Energy Corp.	295,000	9,661,250
PG&E Corp.	126,500	8,085,880
		74,250,570
Independent Power and Renewable Electricity Producers – 0.2%
Calpine Corp. (a)	473,900	6,990,025
Dynegy, Inc. (a)	341,500	5,887,460
		12,877,485
Multi-Utilities – 0.0%
CMS Energy Corp.	25,819	1,184,059

TOTAL UTILITIES		88,312,114

TOTAL COMMON STOCKS
(Cost $6,811,385,710)		7,566,788,965

Nonconvertible Preferred Stocks – 0.1%

FINANCIALS – 0.1%
Capital Markets – 0.1%
GMAC Capital Trust I Series 2, 8.125%
(Cost $8,358,700)	405,466	10,063,666

Money Market Funds – 4.6%

	Shares	Value
Fidelity Cash Central Fund, 0.43% (c)	290,903,189	$290,903,189
Fidelity Securities Lending Cash Central Fund, 0.46% (c)(d)	70,210,150	70,210,150

TOTAL MONEY MARKET FUNDS
(Cost $361,113,339)		361,113,339

TOTAL INVESTMENT PORTFOLIO – 100.7%
(Cost $7,180,857,749)		7,937,965,970

NET OTHER ASSETS (LIABILITIES) – (0.7)%		(55,973,094)
NET ASSETS – 100%		$7,881,992,876

Legend

(a)	Non-income producing

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	8

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$596,406
Fidelity Securities Lending Cash Central Fund	302,607
Total	$899,013

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,202,742,535	$1,186,838,205	$15,904,330	$–
Consumer Staples	148,621,068	142,228,298	6,392,770	–
Energy	258,794,543	258,794,543	–	–
Financials	1,532,997,872	1,497,635,014	35,362,858	–
Health Care	1,073,712,793	1,058,137,612	15,575,181	–
Industrials	1,077,245,686	1,063,249,671	13,996,015	–
Information Technology	1,886,863,831	1,864,552,087	22,311,744	–
Materials	307,562,189	307,562,189	–	–
Utilities	88,312,114	88,312,114	–	–
Money Market Funds	361,113,339	361,113,339	–	–
Total Investments in Securities:	$7,937,965,970	$7,828,423,072	$109,542,898	$–

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Bermuda	3.1%
Ireland	1.9%
Canada	1.3%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

9	Semi-Annual Report

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
		(Unaudited)
Assets
Investment in securities, at value (including securities loaned of $67,505,649) — See accompanying schedule:
Unaffiliated issuers (cost $6,819,744,410)	$7,576,852,631
Fidelity Central Funds (cost $361,113,339)	361,113,339
Total Investments (cost $7,180,857,749)		$7,937,965,970
Receivable for investments sold		22,565,406
Receivable for fund shares sold		1,011,359
Dividends receivable		7,297,319
Distributions receivable from Fidelity Central Funds		160,060
Other receivables		103,721
Total assets		7,969,103,835
Liabilities
Payable to custodian bank	$3,060
Payable for investments purchased	6,620,782
Payable for fund shares redeemed	4,789,360
Accrued management fee	3,663,326
Distribution and service plan fees payable	1,209,765
Other affiliated payables	576,764
Other payables and accrued expenses	37,752
Collateral on securities loaned, at value	70,210,150
Total liabilities		87,110,959
Net Assets		$7,881,992,876
Net Assets consist of:
Paid in capital		$6,998,737,620
Undistributed net investment income		19,489,746
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		106,701,823
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		757,063,687
Net Assets		$7,881,992,876
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,305,176,423 ÷ 42,398,594 shares)		$30.78
Service Class:
Net Asset Value, offering price and redemption price per share ($543,788,237 ÷ 17,815,124 shares)		$30.52
Service Class 2:
Net Asset Value, offering price and redemption price per share ($5,517,071,350 ÷ 184,456,742 shares)		$29.91
Investor Class:
Net Asset Value, offering price and redemption price per share ($515,956,866 ÷ 16,850,018 shares)		$30.62

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	10

Statement of Operations

		Six months ended
		June 30, 2016
		(Unaudited)
Investment Income
Dividends		$50,246,067
Income from Fidelity Central Funds		899,013
Total income		51,145,080
Expenses
Management fee	$21,198,856
Transfer agent fees	2,750,372
Distribution and service plan fees	6,964,430
Accounting and security lending fees	605,521
Custodian fees and expenses	49,845
Independent trustees’ fees and expenses	17,130
Audit	34,318
Legal	10,631
Interest	172
Miscellaneous	35,451
Total expenses before reductions	31,666,726
Expense reductions	(126,469)	31,540,257
Net investment income (loss)		19,604,823
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	134,534,612
Foreign currency transactions	112,365
Total net realized gain (loss)		134,646,977
Change in net unrealized appreciation (depreciation) on:
Investment securities	(80,532,331)
Assets and liabilities in foreign currencies	(4,281)
Total change in net unrealized appreciation (depreciation)		(80,536,612)
Net gain (loss)		54,110,365
Net increase (decrease) in net assets resulting from operations		$73,715,188

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30,	December 31,
	2016 (Unaudited)	2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,604,823	$26,811,219
Net realized gain (loss)	134,646,977	506,962,213
Change in net unrealized appreciation (depreciation)	(80,536,612)	(648,520,131)
Net increase (decrease) in net assets resulting from operations	73,715,188	(114,746,699)
Distributions to shareholders from net investment income	–	(24,497,724)
Distributions to shareholders from net realized gain	(493,693,223)	(1,074,651,414)
Total distributions	(493,693,223)	(1,099,149,138)
Share transactions – net increase (decrease)	238,696,957	244,251,301
Total increase (decrease) in net assets	(181,281,078)	(969,644,536)
Net Assets
Beginning of period	8,063,273,954	9,032,918,490
End of period	$7,881,992,876	$8,063,273,954
Other Information
Undistributed net investment income end of period	$19,489,746	$–
Distributions in excess of net investment income end of period	$–	$(115,077)

See accompanying notes which are an integral part of the financial statements.

11	Semi-Annual Report

Financial Highlights — VIP Mid Cap Portfolio Initial Class

	Six months ended
	(Unaudited) June		Years ended
	30,		December 31,
	2016		2015		2014	2013	2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$32.65		$37.68		$36.39	$30.55	$29.08		$32.69
Income from Investment Operations
Net investment income (loss)A	.10		.17		.13	.18	.29		.08
Net realized and unrealized gain (loss)	.01		(.59)		2.11	10.57	3.99		(3.55)
Total from investment operations	.11		(.42)		2.24	10.75	4.28		(3.47)
Distributions from net investment income	–		(.16	)B	(.10)	(.19)	(.20	)B	(.08)
Distributions from net realized gain	(1.98)		(4.45	)B	(.85)	(4.72)	(2.61	)B	(.06)
Total distributions	(1.98)		(4.61)		(.95)	(4.91)	(2.81)		(.14)
Net asset value, end of period	$30.78		$32.65		$37.68	$36.39	$30.55		$29.08
Total ReturnC,D,E	1.17%		(1.39)%		6.29%	36.23%	14.83%		(10.61)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63	%H	.63%		.64%	.64%	.65%		.66%
Expenses net of fee waivers, if any	.63	%H	.63%		.64%	.64%	.65%		.66%
Expenses net of all reductions	.63	%H	.63%		.63%	.63%	.63%		.65%
Net investment income (loss)	.69	%H	.49%		.35%	.52%	.90%		.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,305,176		$1,382,527		$1,476,171	$1,489,788	$1,217,359		$1,085,843
Portfolio turnover rateI	21	%H	26	%J	142%	132%	187%		84%

A	Calculated based on average shares outstanding during the period.
B	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
C	Total returns for periods of less than one year are not annualized.
D	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H	Annualized
I	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
J	The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements

Semi-Annual Report	12

Financial Highlights — VIP Mid Cap Portfolio Service Class

	Six months
	ended
	(Unaudited)		Years ended
	June 30,		December 31,
	2016		2015		2014	2013	2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$32.41		$37.44		$36.16	$30.39	$28.93		$32.52
Income from Investment Operations
Net investment income (loss)A	.09		.13		.09	.15	.25		.05
Net realized and unrealized gain (loss)	–	B	(.59)		2.10	10.49	3.98		(3.54)
Total from investment operations	.09		(.46)		2.19	10.64	4.23		(3.49)
Distributions from net investment income	–		(.13	)C	(.06)	(.15)	(.16	)C	(.05)
Distributions from net realized gain	(1.98)		(4.45	)C	(.85)	(4.72)	(2.61	)C	(.06)
Total distributions	(1.98)		(4.57	)D	(.91)	(4.87)	(2.77)		(.10	)E
Net asset value, end of period	$30.52		$32.41		$37.44	$36.16	$30.39		$28.93
Total ReturnF,G,H	1.12%		(1.50)%		6.20%	36.06%	14.75%		(10.72)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.73	%K	.73%		.74%	.74%	.75%		.76%
Expenses net of fee waivers, if any	.73	%K	.73%		.74%	.74%	.75%		.76%
Expenses net of all reductions	.73	%K	.73%		.73%	.73%	.73%		.75%
Net investment income (loss)	.59	%K	.39%		.25%	.42%	.80%		.15%
Supplemental Data
Net assets, end of period (000 omitted)	$543,788		$566,349		$622,227	$638,612	$525,875		$566,560
Portfolio turnover rateL	21	%K	26	%M	142%	132%	187%		84%

A	Calculated based on average shares outstanding during the period.
B	Amount represents less than $.005 per share.
C	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
D	Total distributions of $4.57 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $4.445 per share.
E	Total distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.
F	Total returns for periods of less than one year are not annualized.
G	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Annualized
L	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
M	The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

13	Semi-Annual Report

Financial Highlights — VIP Mid Cap Portfolio Service Class 2

	Six months ended
	(Unaudited) June		Years ended
	30,		December 31,
	2016		2015		2014	2013	2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$31.83		$36.84		$35.60	$29.98	$28.58		$32.13
Income from Investment Operations
Net investment income (loss)A	.06		.08		.04	.09	.20		–	B
Net realized and unrealized gain (loss)	–	B	(.57)		2.06	10.35	3.93		(3.49)
Total from investment operations	.06		(.49)		2.10	10.44	4.13		(3.49)
Distributions from net investment income	–		(.08	)C	(.01)	(.10)	(.12	)C	(.01)
Distributions from net realized gain	(1.98)		(4.45	)C	(.85)	(4.72)	(2.61	)C	(.06)
Total distributions	(1.98)		(4.52	)D	(.86)	(4.82)	(2.73)		(.06	)E
Net asset value, end of period	$29.91		$31.83		$36.84	$35.60	$29.98		$28.58
Total ReturnF,G,H	1.04%		(1.63)%		6.03%	35.87%	14.56%		(10.85)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.88	%K	.88%		.88%	.89%	.90%		.91%
Expenses net of fee waivers, if any	.88	%K	.88%		.88%	.89%	.90%		.91%
Expenses net of all reductions	.88	%K	.88%		.88%	.88%	.88%		.90%
Net investment income (loss)	.44	%K	.24%		.10%	.27%	.65%		-	%L
Supplemental Data
Net assets, end of period (000 omitted)	$5,517,071		$5,591,030		$6,431,011	$6,574,623	$5,335,565		$4,888,475
Portfolio turnover rateM	21	%K	26	%N	142%	132%	187%		84%

A	Calculated based on average shares outstanding during the period.
B	Amount represents less than $.005 per share.
C	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
D	Total distributions of $4.52 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $4.446 per share.
E	Total distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.
F	Total returns for periods of less than one year are not annualized.
G	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
J	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
K	Annualized
L	Amount represents less than .005%.
M	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
N	The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semi-Annual Report	14

Financial Highlights – VIP Mid Cap Portfolio Investor Class

	Six months
	ended
	(Unaudited)		Years ended
	June 30,		December 31,
	2016		2015		2014	2013	2012		2011
Selected Per–Share Data
Net asset value, beginning of period	$32.50		$37.53		$36.25	$30.46	$29.00		$32.60
Income from Investment Operations
Net investment income (loss)A	.09		.14		.10	.15	.26		.05
Net realized and unrealized gain (loss)	.01		(.59)		2.10	10.52	3.98		(3.54)
Total from investment operations	.10		(.45)		2.20	10.67	4.24		(3.49)
Distributions from net investment income	–		(.14	)B	(.07)	(.16)	(.17	)B	(.06)
Distributions from net realized gain	(1.98)		(4.45	)B	(.85)	(4.72)	(2.61	)B	(.06)
Total distributions	(1.98)		(4.58	)C	(.92)	(4.88)	(2.78)		(.11	)D
Net asset value, end of period	$30.62		$32.50		$37.53	$36.25	$30.46		$29.00
Total ReturnE,F,G	1.15%		(1.47)%		6.20%	36.08%	14.74%		(10.70)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.71	%J	.71%		.72%	.73%	.74%		.74%
Expenses net of fee waivers, if any	.71	%J	.71%		.72%	.72%	.74%		.74%
Expenses net of all reductions	.71	%J	.71%		.71%	.71%	.72%		.73%
Net investment income (loss)	.61	%J	.41%		.27%	.44%	.82%		.17%
Supplemental Data
Net assets, end of period (000 omitted)	$515,957		$523,368		$503,509	$470,265	$312,004		$314,362
Portfolio turnover rateK	21	%J	26	%L	142%	132%	187%		84%

A	Calculated based on average shares outstanding during the period.
B	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
C	Total distributions of $4.58 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $4.446 per share.
D	Total distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.
E	Total returns for periods of less than one year are not annualized.
F	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.
I	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J	Annualized
K	Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
L	The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

15	Semi-Annual Report

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund’s Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semi-Annual Report	16

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund’s Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund’s investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,429,886,011
Gross unrealized depreciation	(691,963,560)
Net unrealized appreciation (depreciation) on securities	$737,922,451
Tax cost	$7,200,043,519

17	Semi-Annual Report

Notes to Financial Statements (Unaudited) – continued

The Fund elected to defer to its next fiscal year approximately $8,021,978 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $786,135,910 and $1,296,986,828, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund’s average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund’s average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$266,787
Service Class 2	6,697,643
$6,964,430

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$436,086
Service Class	176,079
Service Class 2	1,768,178
Investor Class	370,029
$2,750,372

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund’s accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,404 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund’s activity in this program during the period for which loans were outstanding was as follows:

		Weighted Average
Borrower or Lender	Average Loan Balance	Interest Rate	Interest Expense
Borrower	$10,021,000	.62%	$172

Semi-Annual Report	18

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,888 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund’s Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $940,240. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $302,607, including $249 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $96,979 for the period. In addition, through arrangements with the Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund’s expenses. During the period, these credits reduced the Fund’s custody expenses by $178.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $29,312.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended December
	June 30, 2016	31, 2015
From net investment income
Initial Class	$–	$6,856,691
Service Class	–	2,239,466
Service Class 2	–	13,204,712
Investor Class	–	2,196,855
Total	$–	$24,497,724
From net realized gain
Initial Class	$83,279,480	$173,008,924
Service Class	33,924,820	73,895,308
Service Class 2	344,775,245	768,328,236
Investor Class	31,713,678	59,418,946
Total	$493,693,223	$1,074,651,414

19	Semi-Annual Report

Notes to Financial Statements (Unaudited) – continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
		Year		Year
		ended		ended
	Six months ended	December 31,	Six months ended	December 31,
	June 30, 2016	2015	June 30, 2016	2015
Initial Class
Shares sold	1,827,254	4,347,457	$54,752,229	$150,311,214
Issued in exchange for the shares of VIP Growth Strategies Portfolio	–	360,771	–	12,767,680
Reinvestment of distributions	3,074,178	5,354,795	83,279,480	179,865,615
Shares redeemed	(4,844,654)	(6,893,278)	(147,824,878)	(237,965,645)
Net increase (decrease)	56,778	3,169,745	$(9,793,169)	$104,978,864
Service Class
Shares sold	753,090	1,507,053	$22,568,480	$51,724,215
Issued in exchange for the shares of VIP Growth Strategies Portfolio	–	2,365	–	83,060
Reinvestment of distributions	1,262,084	2,283,479	33,924,820	76,134,774
Shares redeemed	(1,674,345)	(2,939,119)	(49,948,681)	(101,018,159)
Net increase (decrease)	340,829	853,778	$6,544,619	$26,923,890
Service Class 2
Shares sold	10,683,226	8,545,475	$317,844,416	$287,200,999
Issued in exchange for the shares of VIP Growth Strategies Portfolio	–	219,579	–	7,566,682
Reinvestment of distributions	13,084,450	23,864,809	344,775,245	781,532,948
Shares redeemed	(14,987,713)	(31,525,458)	(439,395,143)	(1,056,122,491)
Net increase (decrease)	8,779,963	1,104,405	$223,224,518	$20,178,138
Investor Class
Shares sold	463,156	1,067,585	$13,692,140	$36,914,564
Issued in exchange for the shares of VIP Growth Strategies Portfolio	–	1,289,847	–	45,428,423
Reinvestment of distributions	1,176,323	1,843,002	31,713,678	61,615,801
Shares redeemed	(891,606)	(1,513,170)	(26,684,829)	(51,788,379)
Net increase (decrease)	747,873	2,687,264	$18,720,989	$92,170,409

11. Other.

The Fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

12. Prior Fiscal Year Merger Information.

On April 24, 2015, the Fund acquired all of the assets and assumed all of the liabilities of VIP Growth Strategies Portfolio (“Target Fund”) pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees (“The Board”). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund’s net assets of $65,845,845, including securities of $65,918,670 and unrealized appreciation of $3,990,039 were combined with the Fund’s net assets of $9,322,211,254 for total net assets after the acquisition of $9,388,057,099.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$26,894,205
Total net realized gain (loss)	515,198,842
Total change in net unrealized appreciation (depreciation)	(653,262,046)
Net increase (decrease) in net assets resulting from operations	$(111,168,999)

Semi-Annual Report	20

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund’s accompanying Statement of Operations since April 24, 2015.

21	Semi-Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses Paid
		Beginning	Ending	During Period-B
	Annualized	Account Value	Account Value	January 1, 2016
	Expense Ratio-A	January 1, 2016	June 30, 2016	to June 30, 2016
Initial Class	.63%
Actual		$1,000.00	$1,011.70	$3.15
Hypothetical-C		$1,000.00	$1,021.73	$3.17
Service Class	.73%
Actual		$1,000.00	$1,011.20	$3.65
Hypothetical-C		$1,000.00	$1,021.23	$3.67
Service Class 2.88%
Actual		$1,000.00	$1,010.40	$4.40
Hypothetical-C		$1,000.00	$1,020.49	$4.42
Investor Class	.71%
Actual		$1,000.00	$1,011.50	$3.55
Hypothetical-C		$1,000.00	$1,021.33	$3.57

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
C	5% return per year before expenses

Semi-Annual Report	22

23	Semi-Annual Report

VIPMID-SANN-0816

1.723369.117

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VYFID         (0616-081716)

Semi-Annual Report
June 30, 2016
Classes ADV, I, R6, S, S2 and T
Voya Partners, Inc.
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Voya Solution Aggressive Portfolio

■
Voya Solution Balanced Portfolio

■
Voya Solution Conservative Portfolio

■
Voya Solution Income Portfolio

■
Voya Solution Moderately Aggressive Portfolio

■
Voya Solution Moderately Conservative Portfolio

■
Voya Solution 2020 Portfolio

■
Voya Solution 2025 Portfolio

■
Voya Solution 2030 Portfolio

■
Voya Solution 2035 Portfolio

■
Voya Solution 2040 Portfolio

■
Voya Solution 2045 Portfolio

■
Voya Solution 2050 Portfolio

■
Voya Solution 2055 Portfolio

■
Voya Solution 2060 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Brexit, and what comes after
Dear Shareholder,
Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.
The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.
We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.
You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)
Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.
Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.
One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.
The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.
Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.
A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.
U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.
In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.
In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**
Voya Solution Aggressive Portfolio
Class ADV	$1,000.00	$1,000.90	0.68%	$3.38	$1,000.00	$1,021.48	0.68%	$3.42
Class I	1,000.00	1,003.50	0.18	0.90	1,000.00	1,023.97	0.18	0.91
Class R6(1)	1,000.00	995.70	0.18	0.29	1,000.00	1,023.97	0.18	0.91
Class S	1,000.00	1,002.60	0.43	2.14	1,000.00	1,022.73	0.43	2.16
Class S2	1,000.00	1,001.80	0.58	2.89	1,000.00	1,021.98	0.58	2.92
Voya Solution Balanced Portfolio
Class ADV	$1,000.00	$1,018.10	0.64%	$3.21	$1,000.00	$1,021.68	0.64%	$3.22
Class I	1,000.00	1,021.60	0.14	0.70	1,000.00	1,024.17	0.14	0.70
Class R6(1)	1,000.00	1,004.00	0.14	0.23	1,000.00	1,024.17	0.14	0.70
Class S	1,000.00	1,020.00	0.39	1.96	1,000.00	1,022.92	0.39	1.96
Class S2	1,000.00	1,018.90	0.54	2.71	1,000.00	1,022.18	0.54	2.72
Voya Solution Conservative Portfolio
Class ADV	$1,000.00	$1,043.10	0.62%	$3.15	$1,000.00	$1,021.78	0.62%	$3.12
Class I	1,000.00	1,046.20	0.12	0.61	1,000.00	1,024.27	0.12	0.60
Class R6(1)	1,000.00	1,010.00	0.12	0.20	1,000.00	1,024.27	0.12	0.60
Class S	1,000.00	1,044.70	0.37	1.88	1,000.00	1,023.02	0.37	1.86
Class S2	1,000.00	1,044.00	0.52	2.64	1,000.00	1,022.28	0.52	2.61
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**
Voya Solution Income Portfolio
Class ADV	$1,000.00	$1,032.20	0.63%	$3.18	$1,000.00	$1,021.73	0.63%	$3.17
Class I	1,000.00	1,034.20	0.13	0.66	1,000.00	1,024.22	0.13	0.65
Class S	1,000.00	1,032.60	0.38	1.92	1,000.00	1,022.97	0.38	1.91
Class S2	1,000.00	1,031.60	0.53	2.68	1,000.00	1,022.23	0.53	2.66
Class T	1,000.00	1,030.70	0.83	4.19	1,000.00	1,020.74	0.83	4.17
Voya Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$1,008.00	0.70%	$3.49	$1,000.00	$1,021.38	0.70%	$3.52
Class I	1,000.00	1,009.60	0.20	1.00	1,000.00	1,023.87	0.20	1.01
Class R6(1)	1,000.00	999.10	0.20	0.33	1,000.00	1,023.87	0.20	1.01
Class S	1,000.00	1,008.80	0.45	2.25	1,000.00	1,022.63	0.45	2.26
Class S2	1,000.00	1,008.00	0.60	3.00	1,000.00	1,021.88	0.60	3.02
Voya Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$1,029.40	0.65%	$3.28	$1,000.00	$1,021.63	0.65%	$3.27
Class I	1,000.00	1,031.20	0.15	0.76	1,000.00	1,024.12	0.15	0.75
Class R6(1)	1,000.00	1,006.90	0.15	0.25	1,000.00	1,024.12	0.15	0.75
Class S	1,000.00	1,030.80	0.40	2.02	1,000.00	1,022.87	0.40	2.01
Class S2	1,000.00	1,029.00	0.55	2.77	1,000.00	1,022.13	0.55	2.77
Voya Solution 2020 Portfolio
Class ADV	$1,000.00	$1,023.20	0.64%	$3.22	$1,000.00	$1,021.68	0.64%	$3.22
Class I	1,000.00	1,026.20	0.14	0.71	1,000.00	1,024.17	0.14	0.70
Class S	1,000.00	1,024.60	0.39	1.96	1,000.00	1,022.92	0.39	1.96
Class S2	1,000.00	1,023.90	0.54	2.72	1,000.00	1,022.18	0.54	2.72
Class T	1,000.00	1,022.30	0.84	4.22	1,000.00	1,020.69	0.84	4.22
Voya Solution 2025 Portfolio
Class ADV	$1,000.00	$1,017.90	0.64%	$3.21	$1,000.00	$1,021.68	0.64%	$3.22
Class I	1,000.00	1,021.00	0.14	0.70	1,000.00	1,024.17	0.14	0.70
Class S	1,000.00	1,019.40	0.39	1.96	1,000.00	1,022.92	0.39	1.96
Class S2	1,000.00	1,019.00	0.54	2.71	1,000.00	1,022.18	0.54	2.72
Class T	1,000.00	1,018.10	0.84	4.21	1,000.00	1,020.69	0.84	4.22
Voya Solution 2030 Portfolio
Class ADV	$1,000.00	$1,014.40	0.66%	$3.31	$1,000.00	$1,021.58	0.66%	$3.32
Class I	1,000.00	1,017.10	0.16	0.80	1,000.00	1,024.07	0.16	0.81
Class S	1,000.00	1,015.60	0.41	2.05	1,000.00	1,022.82	0.41	2.06
Class S2	1,000.00	1,015.00	0.56	2.81	1,000.00	1,022.08	0.56	2.82
Class T	1,000.00	1,012.80	0.86	4.30	1,000.00	1,020.59	0.86	4.32
Voya Solution 2035 Portfolio
Class ADV	$1,000.00	$1,008.90	0.66%	$3.30	$1,000.00	$1,021.58	0.66%	$3.32
Class I	1,000.00	1,011.30	0.16	0.80	1,000.00	1,024.07	0.16	0.81
Class S	1,000.00	1,009.60	0.41	2.05	1,000.00	1,022.82	0.41	2.06
Class S2	1,000.00	1,009.00	0.56	2.80	1,000.00	1,022.08	0.56	2.82
Class T	1,000.00	1,007.70	0.86	4.29	1,000.00	1,020.59	0.86	4.32
Voya Solution 2040 Portfolio
Class ADV	$1,000.00	$1,008.70	0.66%	$3.30	$1,000.00	$1,021.58	0.66%	$3.32
Class I	1,000.00	1,011.40	0.16	0.80	1,000.00	1,024.07	0.16	0.81
Class S	1,000.00	1,010.00	0.41	2.05	1,000.00	1,022.82	0.41	2.06
Class S2	1,000.00	1,009.40	0.56	2.80	1,000.00	1,022.08	0.56	2.82
Class T	1,000.00	1,008.00	0.86	4.29	1,000.00	1,020.59	0.86	4.32
5

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**
Voya Solution 2045 Portfolio
Class ADV	$1,000.00	$1,004.50	0.69%	$3.44	$1,000.00	$1,021.43	0.69%	$3.47
Class I	1,000.00	1,006.10	0.19	0.95	1,000.00	1,023.92	0.19	0.96
Class S	1,000.00	1,005.30	0.44	2.19	1,000.00	1,022.68	0.44	2.21
Class S2	1,000.00	1,005.40	0.59	2.94	1,000.00	1,021.93	0.59	2.97
Class T	1,000.00	1,002.60	0.89	4.43	1,000.00	1,020.44	0.89	4.47
Voya Solution 2050 Portfolio
Class ADV	$1,000.00	$1,005.10	0.68%	$3.39	$1,000.00	$1,021.48	0.68%	$3.42
Class I	1,000.00	1,007.80	0.18	0.90	1,000.00	1,023.97	0.18	0.91
Class S	1,000.00	1,006.40	0.43	2.15	1,000.00	1,022.73	0.43	2.16
Class S2	1,000.00	1,005.70	0.58	2.89	1,000.00	1,021.98	0.58	2.92
Class T	1,000.00	1,004.30	0.88	4.39	1,000.00	1,020.49	0.88	4.42
Voya Solution 2055 Portfolio
Class ADV	$1,000.00	$1,004.00	0.70%	$3.49	$1,000.00	$1,021.38	0.70%	$3.52
Class I	1,000.00	1,006.30	0.20	1.00	1,000.00	1,023.87	0.20	1.01
Class S	1,000.00	1,004.80	0.45	2.24	1,000.00	1,022.63	0.45	2.26
Class S2	1,000.00	1,004.00	0.60	2.99	1,000.00	1,021.88	0.60	3.02
Class T	1,000.00	1,002.30	0.90	4.48	1,000.00	1,020.39	0.90	4.52
Voya Solution 2060 Portfolio
Class ADV	$1,000.00	$1,005.10	0.69%	$3.44	$1,000.00	$1,021.43	0.69%	$3.47
Class I	1,000.00	1,006.00	0.19	0.95	1,000.00	1,023.92	0.19	0.96
Class S	1,000.00	1,006.10	0.44	2.19	1,000.00	1,022.68	0.44	2.21
Class S2	1,000.00	1,004.00	0.59	2.94	1,000.00	1,021.93	0.59	2.97
Class T	1,000.00	1,002.00	0.89	4.43	1,000.00	1,020.44	0.89	4.47

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was May 2, 2016. Expenses paid for the actual Portfolio’s return reflect the 60-day period ended June 30, 2016.

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$5,581,987	$40,372,523	$14,309,121	$517,377,747
Investments in unaffiliated underlying funds at fair value**	334,891	1,500,994	861,374	13,606,891
Total investments at fair value	$5,916,878	$41,873,517	$15,170,495	$530,984,638
Cash	67,585	384,762	164,075	5,366,481
Cash collateral for futures	—	32,700	12,086	441,680
Receivables:
Investments in affiliated underlying funds sold	153,048	1,061,514	347,719	2,594,874
Investments in unaffiliated underlying funds sold	11,084	183,247	32,253	12,354,699
Fund shares sold	8,043	117,803	9,552	86,065
Dividends	957	7,214	2,495	86,482
Prepaid expenses	61	539	171	6,659
Reimbursement due from manager	1,149	5,321	2,155	61,600
Other assets	—	686	221	19,977
Total assets	6,158,805	43,667,303	15,741,222	552,003,155
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	60,381	499,304	91,971	3,779,078
Payable for investments in unaffiliated underlying funds purchased	1,090	—	—	—
Payable for fund shares redeemed	—	5,373	—	812,098
Payable for investment management fees	1,051	7,362	2,745	94,803
Payable for distribution and shareholder service fees	1,683	13,068	5,062	141,995
Payable to directors under the deferred compensation plan (Note 6)	—	686	221	19,977
Payable for directors fees	29	229	76	2,782
Other accrued expenses and liabilities	2,131	14,978	6,630	47,715
Total liabilities	66,365	541,000	106,705	4,898,448
NET ASSETS	$6,092,440	$43,126,303	$15,634,517	$547,104,707
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$6,300,949	$41,287,904	$15,437,650	$551,913,904
Undistributed net investment income	81,972	1,089,094	397,885	8,022,505
Accumulated net realized gain (loss)	(45,549)	2,042,217	(105,673)	(9,351,939)
Net unrealized depreciation	(244,932)	(1,292,912)	(95,345)	(3,479,763)
NET ASSETS	$6,092,440	$43,126,303	$15,634,517	$547,104,707
* Cost of investments in affiliated underlying funds	$5,829,157	$41,616,992	$14,372,137	$520,185,356
** Cost of investments in unaffiliated underlying funds	$332,653	$1,532,230	$893,703	$14,055,341
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$2,246,488	$20,691,158	$8,716,586	$232,113,160
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	197,777	2,163,806	799,431	20,676,672
Net asset value and redemption price per share	$11.36	$9.56	$10.90	$11.23
Class I
Net assets	$150,061	$83,657	$24,587	$96,571,853
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,929	8,428	2,218	8,396,051
Net asset value and redemption price per share	$11.61	$9.93	$11.09	$11.50
Class R6
Net assets	$2,987	$3,011	$3,029	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	257	303	273	n/a
Net asset value and redemption price per share	$11.61	$9.93	$11.09	n/a
Class S
Net assets	$3,437,456	$21,828,669	$6,438,760	$204,746,040
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	299,205	2,248,166	585,909	17,966,064
Net asset value and redemption price per share	$11.49	$9.71	$10.99	$11.40
Class S2
Net assets	$255,448	$519,808	$451,555	$13,478,385
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	22,451	53,701	41,346	1,213,208
Net asset value and redemption price per share	$11.38	$9.68	$10.92	$11.11
Class T
Net assets	n/a	n/a	n/a	$195,269
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	16,631
Net asset value and redemption price per share	n/a	n/a	n/a	$11.74
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$638,258,370	$32,876,005	$15,053,513	$895,619,573
Investments in unaffiliated underlying funds at fair value**	49,524,176	1,781,608	576,806	33,429,497
Total investments at fair value	$687,782,546	$34,657,613	$15,630,319	$929,049,070
Cash	6,722,808	336,728	79,835	9,342,359
Cash collateral for futures	577,740	29,270	9,020	781,830
Receivables:
Investments in affiliated underlying funds sold	—	736,563	—	26,784,385
Investments in unaffiliated underlying funds sold	19,830,827	303,123	874,757	1,540,815
Fund shares sold	258,603	6,331	12,525	323,144
Dividends	113,069	5,853	2,199	151,118
Prepaid expenses	8,335	488	104	11,194
Reimbursement due from manager	3,058	4,484	18,585	77,751
Other assets	19,362	609	—	26,200
Total assets	715,316,348	36,081,062	16,627,344	968,087,866
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	6,683,736	349,238	118,018	9,283,985
Payable for investments in unaffiliated underlying funds purchased	—	—	21,854	—
Payable for fund shares redeemed	34	6,684	352,998	1,125,593
Payable for investment management fees	125,971	6,271	10,526	164,052
Payable for distribution and shareholder service fees	150,031	10,346	4,154	225,559
Payable to directors under the deferred compensation plan (Note 6)	19,362	609	—	26,200
Payable for directors fees	3,563	202	64	4,780
Other accrued expenses and liabilities	52,389	14,133	3,136	115,222
Total liabilities	7,035,086	387,483	510,750	10,945,391
NET ASSETS	$708,281,262	$35,693,579	$16,116,594	$957,142,475
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$737,944,892	$34,740,259	$15,656,536	$903,551,436
Undistributed net investment income	10,265,972	983,957	110,789	22,403,531
Accumulated net realized gain (loss)	(6,614,456)	234,342	15,630	61,985,486
Net unrealized appreciation (depreciation)	(33,315,146)	(264,979)	333,639	(30,797,978)
NET ASSETS	$708,281,262	$35,693,579	$16,116,594	$957,142,475
* Cost of investments in affiliated underlying funds	$671,750,874	$33,130,712	$14,730,726	$925,305,240
** Cost of investments in unaffiliated underlying funds	$49,057,119	$1,776,851	$565,954	$34,147,078
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
Class ADV
Net assets	$25,407,006	$14,143,158	$7,625,679	$332,453,599
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,244,700	1,444,477	639,486	29,237,198
Net asset value and redemption price per share	$11.32	$9.79	$11.92	$11.37
Class I
Net assets	$4,026,561	$38,509	$3,212,066	$209,852,437
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	348,523	3,759	265,050	17,961,980
Net asset value and redemption price per share	$11.55	$10.24	$12.12	$11.68
Class R6
Net assets	$2,998	$3,021	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	260	295	n/a	n/a
Net asset value and redemption price per share	$11.55	$10.24	n/a	n/a
Class S
Net assets	$677,929,110	$20,733,282	$5,255,553	$388,419,591
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	59,264,556	2,067,825	434,697	33,649,185
Net asset value and redemption price per share	$11.44	$10.03	$12.09	$11.54
Class S2
Net assets	$915,587	$775,609	$17,842	$25,564,995
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	80,266	78,156	1,489	2,274,117
Net asset value and redemption price per share	$11.41	$9.92	$11.98	$11.24
Class T
Net assets	n/a	n/a	$5,454	$851,853
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	458	72,283
Net asset value and redemption price per share	n/a	n/a	$11.90	$11.79
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$8,582,307	$811,193,793	$7,215,433	$571,349,757
Investments in unaffiliated underlying funds at fair value**	414,547	48,648,687	604,610	40,854,762
Total investments at fair value	$8,996,854	$859,842,480	$7,820,043	$612,204,519
Cash	20,597	8,625,210	75,259	5,832,550
Cash collateral for futures	6,013	720,260	6,013	515,770
Receivables:
Investments in affiliated underlying funds sold	337,211	23,712,440	285,084	16,277,710
Investments in unaffiliated underlying funds sold	—	1,790,782	—	1,711,528
Fund shares sold	31,177	329,308	14,192	439,946
Dividends	1,101	139,217	317	32,344
Prepaid expenses	38	10,167	33	7,092
Reimbursement due from manager	15,773	61,183	19,939	28,951
Other assets	—	22,466	—	14,559
Total assets	9,408,764	895,253,513	8,220,880	637,064,969
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	91,508	8,477,670	65,884	5,935,729
Payable for investments in unaffiliated underlying funds purchased	33,057	—	65,392	—
Payable for fund shares redeemed	—	792,855	13,820	430,230
Payable for investment management fees	9,445	154,469	13,345	111,086
Payable for distribution and shareholder service fees	2,385	198,193	2,165	133,951
Payable to directors under the deferred compensation plan (Note 6)	—	22,466	—	14,559
Payable for directors fees	31	4,377	26	3,086
Other accrued expenses and liabilities	4,662	97,419	4,654	73,373
Total liabilities	141,088	9,747,449	165,286	6,702,014
NET ASSETS	$9,267,676	$885,506,064	$8,055,594	$630,362,955
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$9,073,710	$839,640,064	$7,924,100	$600,147,279
Undistributed net investment income	57,004	13,321,910	46,635	11,371,713
Accumulated net realized gain (loss)	5,698	68,140,770	(5,417)	45,723,166
Net unrealized appreciation (depreciation)	131,264	(35,596,680)	90,276	(26,879,203)
NET ASSETS	$9,267,676	$885,506,064	$8,055,594	$630,362,955
* Cost of investments in affiliated underlying funds	$8,464,246	$846,293,844	$7,139,378	$598,980,533
** Cost of investments in unaffiliated underlying funds	$401,344	$48,780,619	$590,389	$39,843,609
See Accompanying Notes to Financial Statements
11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
Class ADV
Net assets	$4,648,472	$284,249,205	$4,354,624	$187,754,976
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	346,095	25,004,200	311,992	16,769,502
Net asset value and redemption price per share	$13.43	$11.37	$13.96	$11.20
Class I
Net assets	$1,501,777	$219,118,766	$1,405,222	$174,525,122
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	109,727	18,775,187	98,743	15,162,207
Net asset value and redemption price per share	$13.69	$11.67	$14.23	$11.51
Class S
Net assets	$2,929,813	$359,840,031	$2,114,350	$254,474,904
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	214,602	31,186,489	149,199	22,411,525
Net asset value and redemption price per share	$13.65	$11.54	$14.17	$11.35
Class S2
Net assets	$181,739	$21,711,279	$174,471	$13,225,674
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,461	1,943,840	12,439	1,192,038
Net asset value and redemption price per share	$13.50	$11.17	$14.03	$11.10
Class T
Net assets	$5,875	$586,783	$6,927	$382,279
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	437	49,987	498	33,257
Net asset value and redemption price per share	$13.44	$11.74	$13.92	$11.49
See Accompanying Notes to Financial Statements
12

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$3,920,556	$121,404,280	$1,661,984
Investments in unaffiliated underlying funds at fair value**	368,646	8,338,001	153,629
Total investments at fair value	$4,289,202	$129,742,281	$1,815,613
Cash	42,218	1,292,086	53,624
Cash collateral for futures	3,006	110,216	—
Receivables:
Investments in affiliated underlying funds sold	165,732	3,811,637	46,706
Investments in unaffiliated underlying funds sold	—	148,473	—
Fund shares sold	75,977	105,363	7,410
Dividends	166	6,717	71
Prepaid expenses	15	1,381	7
Reimbursement due from manager	17,261	6,399	12,222
Other assets	—	1,367	—
Total assets	4,593,577	135,225,920	1,935,653
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	109,133	1,244,831	19,667
Payable for investments in unaffiliated underlying funds purchased	51,789	22,824	33,447
Payable for fund shares redeemed	—	300,206	—
Payable for investment management fees	11,643	23,383	7,682
Payable for distribution and shareholder service fees	1,133	28,222	362
Payable to directors under the deferred compensation plan (Note 6)	—	1,367	—
Payable for directors fees	14	630	6
Other accrued expenses and liabilities	4,516	17,169	8,136
Total liabilities	178,228	1,638,632	69,300
NET ASSETS	$4,415,349	$133,587,288	$1,866,353
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$4,345,128	$133,382,052	$1,817,481
Undistributed net investment income	21,197	2,043,330	8,572
Accumulated net realized gain (loss)	(6,727)	5,453,416	13,966
Net unrealized appreciation (depreciation)	55,751	(7,291,510)	26,334
NET ASSETS	$4,415,349	$133,587,288	$1,866,353
* Cost of investments in affiliated underlying funds	$3,876,030	$128,857,279	$1,640,279
** Cost of investments in unaffiliated underlying funds	$357,421	$8,120,748	$149,000
See Accompanying Notes to Financial Statements
13

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
Class ADV
Net assets	$2,349,313	$42,527,783	$738,478
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	168,664	3,384,495	74,329
Net asset value and redemption price per share	$13.93	$12.57	$9.94
Class I
Net assets	$809,410	$40,952,995	$670,525
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	56,849	3,195,511	67,184
Net asset value and redemption price per share	$14.24	$12.82	$9.98
Class S
Net assets	$1,164,636	$47,027,649	$408,131
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	82,291	3,709,369	41,158
Net asset value and redemption price per share	$14.15	$12.68	$9.92
Class S2
Net assets	$85,931	$3,063,841	$46,245
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	6,136	242,999	4,656
Net asset value and redemption price per share	$14.01	$12.61	$9.93
Class T
Net assets	$6,059	$15,020	$2,974
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	435	1,172	301
Net asset value and redemption price per share	$13.94	$12.81	$9.88
See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$15,339	$224,954	$121,286	$3,419,221
Dividends from unaffiliated underlying funds	2,195	12,431	11,326	142,914
Total investment income	17,534	237,385	132,612	3,562,135
EXPENSES:
Investment management fees	6,122	47,343	16,126	572,779
Distribution and shareholder service fees:
Class ADV	5,659	57,751	21,622	583,245
Class S	3,959	27,212	7,597	263,317
Class S2	506	1,223	934	34,202
Class T	—	—	—	2,469
Transfer agent fees	41	86	117	2,907
Shareholder reporting expense	729	3,640	1,042	14,207
Professional fees	3,665	6,370	4,614	24,477
Custody and accounting expense	155	2,184	616	30,137
Directors fees	87	686	229	8,346
Miscellaneous expense	1,716	4,671	3,380	20,963
Interest expense	—	7	—	94
Total expenses	22,639	151,173	56,277	1,557,143
Net waived and reimbursed fees	(7,358)	(32,933)	(17,010)	(313,051)
Net expenses	15,281	118,240	39,267	1,244,092
Net investment income	2,253	119,145	93,345	2,318,043
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(182,528)	(395,247)	(171,950)	(6,014,092)
Sale of unaffiliated underlying funds	(13,773)	(128,751)	(4,659)	(456,123)
Capital gain distributions from affiliated underlying funds	22,091	89,688	2,177	87,613
Futures	(2,117)	(137,989)	(6,281)	(899,440)
Net realized loss	(176,327)	(572,299)	(180,713)	(7,282,042)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	194,625	1,205,882	694,398	20,580,346
Unaffiliated underlying funds	20,993	134,386	53,728	1,694,679
Futures	—	(17,207)	—	(223,704)
Net change in unrealized appreciation (depreciation)	215,618	1,323,061	748,126	22,051,321
Net realized and unrealized gain	39,291	750,762	567,413	14,769,279
Increase in net assets resulting from operations	$41,544	$869,907	$660,758	$17,087,322

See Accompanying Notes to Financial Statements
15

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,064,628	$262,965	$64,734	$4,790,299
Dividends from unaffiliated underlying funds	346,835	19,103	3,482	249,923
Total investment income	3,411,463	282,068	68,216	5,040,222
EXPENSES:
Investment management fees	761,872	42,274	13,143	983,766
Distribution and shareholder service fees:
Class ADV	71,302	47,557	13,618	831,953
Class S	844,092	25,567	6,106	489,306
Class S2	2,323	1,714	433	61,423
Class T	—	—	19	3,023
Transfer agent fees	3,423	77	96	687
Shareholder reporting expense	12,740	3,458	1,001	22,945
Professional fees	39,484	6,006	3,413	51,506
Custody and accounting expense	30,190	1,820	57	36,810
Directors fees	10,688	607	192	14,340
Miscellaneous expense	19,745	3,589	2,951	28,029
Interest expense	195	—	2	21
Total expenses	1,796,054	132,669	41,031	2,523,809
Net waived and reimbursed fees	(163,135)	(27,890)	(12,005)	(473,617)
Net expenses	1,632,919	104,779	29,026	2,050,192
Net investment income	1,778,544	177,289	39,190	2,990,030
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(11,203,054)	(1,075,495)	(33,379)	(2,274,052)
Sale of unaffiliated underlying funds	(3,103,281)	(113,864)	(19,688)	(2,888,368)
Capital gain distributions from affiliated underlying funds	2,030,276	72,948	27,929	2,770,768
Futures	(2,111,837)	(127,222)	(6,351)	(1,526,691)
Net realized loss	(14,387,896)	(1,243,633)	(31,489)	(3,918,343)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	13,900,693	2,091,846	443,234	16,426,651
Unaffiliated underlying funds	3,676,196	149,352	17,443	1,917,999
Futures	(289,699)	(15,029)	—	(394,730)
Net change in unrealized appreciation (depreciation)	17,287,190	2,226,169	460,677	17,949,920
Net realized and unrealized gain	2,899,294	982,536	429,188	14,031,577
Increase in net assets resulting from operations	$4,677,838	$1,159,825	$468,378	$17,021,607

See Accompanying Notes to Financial Statements
16

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$34,320	$4,114,529	$22,939	$2,197,218
Dividends from unaffiliated underlying funds	2,489	277,229	1,031	206,204
Total investment income	36,809	4,391,758	23,970	2,403,422
EXPENSES:
Investment management fees	6,321	912,716	5,445	651,068
Distribution and shareholder service fees:
Class ADV	7,141	706,439	7,481	458,948
Class S	2,505	445,959	1,428	316,297
Class S2	187	50,051	197	30,304
Class T	20	3,090	22	1,389
Transfer agent fees	250	651	380	464
Shareholder reporting expense	1,001	22,750	531	17,680
Professional fees	3,413	44,954	4,327	33,397
Custody and accounting expense	146	35,090	203	25,342
Directors fees	91	13,132	78	9,260
Miscellaneous expense	3,753	27,683	3,890	17,157
Interest expense	—	135	—	91
Total expenses	24,828	2,262,650	23,982	1,561,397
Net waived and reimbursed fees	(10,093)	(358,810)	(10,762)	(169,517)
Net expenses	14,735	1,903,840	13,220	1,391,880
Net investment income	22,074	2,487,918	10,750	1,011,542
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(28,585)	(5,626,140)	(34,693)	(4,693,411)
Sale of unaffiliated underlying funds	(5,554)	(2,006,425)	(3,329)	(1,392,468)
Capital gain distributions from affiliated underlying funds	20,243	2,519,992	24,168	2,369,761
Futures	(4,234)	(2,586,422)	(4,234)	(1,814,330)
Net realized loss	(18,130)	(7,698,995)	(18,088)	(5,530,448)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	186,578	10,977,208	149,418	4,398,652
Unaffiliated underlying funds	16,231	1,675,878	17,502	3,034,254
Futures	—	(364,697)	—	(259,580)
Net change in unrealized appreciation (depreciation)	202,809	12,288,389	166,920	7,173,326
Net realized and unrealized gain	184,679	4,589,394	148,832	1,642,878
Increase in net assets resulting from operations	$206,753	$7,077,312	$159,582	$2,654,420

See Accompanying Notes to Financial Statements
17

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$11,642	$408,202	$4,311
Dividends from unaffiliated underlying funds	836	38,328	337
Total investment income	12,478	446,530	4,648
EXPENSES:
Investment management fees	2,941	132,547	1,193
Distribution and shareholder service fees:
Class ADV	3,655	101,265	1,026
Class S	877	56,597	349
Class S2	127	6,927	74
Class T	20	49	11
Transfer agent fees	161	473	1,288
Shareholder reporting expense	530	5,458	453
Professional fees	3,882	10,374	3,745
Custody and accounting expense	161	7,067	55
Directors fees	41	1,891	17
Offering expense	—	—	1,477
Miscellaneous expense	4,380	5,979	3,739
Interest expense	—	26	—
Total expenses	16,775	328,653	13,427
Net waived and reimbursed fees	(9,598)	(38,356)	(10,898)
Net expenses	7,177	290,297	2,529
Net investment income	5,301	156,233	2,119
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(30,840)	(2,245,110)	(1,304)
Sale of unaffiliated underlying funds	(1,580)	(268,360)	(535)
Capital gain distributions from affiliated underlying funds	12,891	495,329	5,274
Futures	(2,117)	(360,744)	—
Net realized gain (loss)	(21,646)	(2,378,885)	3,435
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	87,406	2,445,998	31,339
Unaffiliated underlying funds	13,473	571,210	5,048
Futures	—	(55,764)	—
Net change in unrealized appreciation (depreciation)	100,879	2,961,444	36,387
Net realized and unrealized gain	79,233	582,559	39,822
Increase in net assets resulting from operations	$84,534	$738,792	$41,941

See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,253	$37,990	$119,145	$574,191
Net realized gain (loss)	(176,327)	194,126	(572,299)	3,361,626
Net change in unrealized appreciation (depreciation)	215,618	(363,437)	1,323,061	(4,226,720)
Increase (decrease) in net assets resulting from operations	41,544	(131,321)	869,907	(290,903)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(47,203)	—	(724,136)
Class I	—	(2,457)	—	(1,464)
Class S	—	(44,857)	—	(676,369)
Class S2	—	(2,927)	—	(16,597)
Net realized gains:
Class ADV	—	(96,240)	—	(2,180,551)
Class I	—	(4,428)	—	(3,705)
Class S	—	(85,945)	—	(1,860,233)
Class S2	—	(5,577)	—	(49,700)
Total distributions	—	(289,634)	—	(5,512,755)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,705,262	3,899,642	2,609,987	5,899,791
Reinvestment of distributions	—	289,634	—	5,512,755
	1,705,262	4,189,276	2,609,987	11,412,546
Cost of shares redeemed	(761,646)	(2,325,550)	(8,620,679)	(9,400,747)
Net increase (decrease) in net assets resulting from capital share transactions	943,616	1,863,726	(6,010,692)	2,011,799
Net increase (decrease) in net assets	985,160	1,442,771	(5,140,785)	(3,791,859)
NET ASSETS:
Beginning of year or period	5,107,280	3,664,509	48,267,088	52,058,947
End of year or period	$6,092,440	$5,107,280	$43,126,303	$48,267,088
Undistributed net investment income at end of year or period	$81,972	$79,719	$1,089,094	$969,949

See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$93,345	$240,782	$2,318,043	$4,565,044
Net realized gain (loss)	(180,713)	306,825	(7,282,042)	4,801,141
Net change in unrealized appreciation (depreciation)	748,126	(642,838)	22,051,321	(14,960,555)
Increase (decrease) in net assets resulting from operations	660,758	(95,231)	17,087,322	(5,594,370)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(263,669)	—	(1,908,525)
Class I	—	(369)	—	(694,006)
Class S	—	(164,946)	—	(1,447,689)
Class S2	—	(10,087)	—	(107,320)
Class T	—	—	—	(1,719)
Net realized gains:
Class ADV	—	(339,072)	—	(2,774,895)
Class I	—	(391)	—	(816,284)
Class S	—	(190,593)	—	(1,876,766)
Class S2	—	(12,061)	—	(146,501)
Class T	—	—	—	(3,225)
Total distributions	—	(981,188)	—	(9,776,930)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,945,830	2,704,514	17,023,790	24,468,475
Proceeds from shares issued in merger (Note 11)	—	—	—	502,116,080
Reinvestment of distributions	—	980,967	—	9,776,930
	1,945,830	3,685,481	17,023,790	536,361,485
Cost of shares redeemed	(1,475,693)	(5,820,892)	(75,761,920)	(100,672,020)
Net increase (decrease) in net assets resulting from capital share transactions	470,137	(2,135,411)	(58,738,130)	435,689,465
Net increase (decrease) in net assets	1,130,895	(3,211,830)	(41,650,808)	420,318,165
NET ASSETS:
Beginning of year or period	14,503,622	17,715,452	588,755,515	168,437,350
End of year or period	$15,634,517	$14,503,622	$547,104,707	$588,755,515
Undistributed net investment income at end of year or period	$397,885	$304,540	$8,022,505	$5,704,462

See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,778,544	$5,540,845	$177,289	$533,264
Net realized gain (loss)	(14,387,896)	10,904,776	(1,243,633)	2,219,539
Net change in unrealized appreciation (depreciation)	17,287,190	(47,890,854)	2,226,169	(2,910,960)
Increase (decrease) in net assets resulting from operations	4,677,838	(31,445,233)	1,159,825	(158,157)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(571,200)	—	(574,383)
Class I	—	(2,819)	—	(1,147)
Class S	—	(316,380)	—	(563,437)
Class S2	—	(28,735)	—	(25,478)
Net realized gains:
Class ADV	—	(2,042,964)	—	(1,294,485)
Class I	—	(8,662)	—	(2,177)
Class S	—	(1,067,852)	—	(1,180,760)
Class S2	—	(96,371)	—	(53,881)
Total distributions	—	(4,134,983)	—	(3,695,748)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,980,566	8,915,955	3,854,037	8,095,674
Proceeds from shares issued in merger (Note 11)	—	812,445,061	—	—
Reinvestment of distributions	—	4,134,983	—	3,695,748
	5,980,566	825,495,999	3,854,037	11,791,422
Cost of shares redeemed	(58,187,273)	(66,302,153)	(12,192,597)	(9,954,124)
Net increase (decrease) in net assets resulting from capital share transactions	(52,206,707)	759,193,846	(8,338,560)	1,837,298
Net increase (decrease) in net assets	(47,528,869)	723,613,630	(7,178,735)	(2,016,607)
NET ASSETS:
Beginning of year or period	755,810,131	32,196,501	42,872,314	44,888,921
End of year or period	$708,281,262	$755,810,131	$35,693,579	$42,872,314
Undistributed net investment income at end of year or period	$10,265,972	$8,487,428	$983,957	$806,668

See Accompanying Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2020 Portfolio		Voya Solution 2025 Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$39,190	$57,081	$2,990,030	$12,142,052
Net realized gain (loss)	(31,489)	62,041	(3,918,343)	79,656,406
Net change in unrealized appreciation (depreciation)	460,677	(114,868)	17,949,920	(91,093,462)
Increase in net assets resulting from operations	468,378	4,254	17,021,607	704,996
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(13,688)	—	(10,970,091)
Class I	—	(195)	—	(7,433,439)
Class S	—	(183)	—	(14,388,544)
Class S2	—	(176)	—	(911,625)
Class T	—	(169)	—	(10,324)
Net realized gains:
Class ADV	—	(18,880)	—	(38,955,867)
Class I	—	(238)	—	(21,794,551)
Class S	—	(238)	—	(45,794,442)
Class S2	—	(238)	—	(3,108,350)
Class T	—	(238)	—	(87,705)
Total distributions	—	(34,243)	—	(143,454,938)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,055,347	10,083,488	39,976,659	118,002,074
Reinvestment of distributions	—	32,574	—	143,454,938
	10,055,347	10,116,062	39,976,659	261,457,012
Cost of shares redeemed	(3,848,655)	(1,291,607)	(109,055,903)	(264,465,132)
Net increase (decrease) in net assets resulting from capital share transactions	6,206,692	8,824,455	(69,079,244)	(3,008,120)
Net increase (decrease) in net assets	6,675,070	8,794,466	(52,057,637)	(145,758,062)
NET ASSETS:
Beginning of year or period	9,441,524	647,058	1,009,200,112	1,154,958,174
End of year or period	$16,116,594	$9,441,524	$957,142,475	$1,009,200,112
Undistributed net investment income at end of year or period	$110,789	$71,599	$22,403,531	$19,413,501

See Accompanying Notes to Financial Statements
22

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2030 Portfolio		Voya Solution 2035 Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$22,074	$27,284	$2,487,918	$10,849,741
Net realized gain (loss)	(18,130)	32,015	(7,698,995)	82,911,381
Net change in unrealized appreciation (depreciation)	202,809	(68,356)	12,288,389	(97,689,028)
Increase (decrease) in net assets resulting from operations	206,753	(9,057)	7,077,312	(3,927,906)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,964)	—	(9,275,972)
Class I	—	(1,232)	—	(8,012,932)
Class S	—	(51)	—	(13,253,942)
Class S2	—	(48)	—	(727,376)
Class T	—	(39)	—	(15,578)
Net realized gains:
Class ADV	—	(11,578)	—	(38,056,781)
Class I	—	(2,860)	—	(27,087,345)
Class S	—	(169)	—	(48,462,268)
Class S2	—	(169)	—	(2,896,790)
Class T	—	(169)	—	(100,161)
Total distributions	—	(20,279)	—	(147,889,145)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,278,009	4,050,320	43,241,626	132,031,334
Reinvestment of distributions	—	19,396	—	147,889,145
	6,278,009	4,069,716	43,241,626	279,920,479
Cost of shares redeemed	(1,146,211)	(284,913)	(92,490,241)	(241,552,464)
Net increase (decrease) in net assets resulting from capital share transactions	5,131,798	3,784,803	(49,248,615)	38,368,015
Net increase (decrease) in net assets	5,338,551	3,755,467	(42,171,303)	(113,449,036)
NET ASSETS:
Beginning of year or period	3,929,125	173,658	927,677,367	1,041,126,403
End of year or period	$9,267,676	$3,929,125	$885,506,064	$927,677,367
Undistributed net investment income at end of year or period	$57,004	$34,930	$13,321,910	$18,484,561

See Accompanying Notes to Financial Statements
23

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2040 Portfolio		Voya Solution 2045 Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$10,750	$24,315	$1,011,542	$5,873,825
Net realized gain (loss)	(18,088)	27,859	(5,530,448)	59,565,361
Net change in unrealized appreciation (depreciation)	166,920	(57,581)	7,173,326	(70,781,842)
Increase (decrease) in net assets resulting from operations	159,582	(5,407)	2,654,420	(5,342,656)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(19,082)	—	(5,806,658)
Class I	—	(119)	—	(5,832,169)
Class S	—	(104)	—	(8,956,275)
Class S2	—	(100)	—	(423,849)
Class T	—	(88)	—	(5,671)
Net realized gains:
Class ADV	—	(37,793)	—	(31,366,475)
Class I	—	(209)	—	(25,860,796)
Class S	—	(209)	—	(43,087,460)
Class S2	—	(209)	—	(2,223,782)
Class T	—	(209)	—	(56,087)
Total distributions	—	(58,122)	—	(123,619,222)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,434,930	3,416,687	38,333,670	104,390,931
Reinvestment of distributions	—	56,880	—	123,619,222
	5,434,930	3,473,567	38,333,670	228,010,153
Cost of shares redeemed	(879,287)	(788,865)	(61,327,671)	(168,987,078)
Net increase (decrease) in net assets resulting from capital share transactions	4,555,643	2,684,702	(22,994,001)	59,023,075
Net increase (decrease) in net assets	4,715,225	2,621,173	(20,339,581)	(69,938,803)
NET ASSETS:
Beginning of year or period	3,340,369	719,196	650,702,536	720,641,339
End of year or period	$8,055,594	$3,340,369	$630,362,955	$650,702,536
Undistributed net investment income at end of year or period	$46,635	$35,885	$11,371,713	$10,360,171

See Accompanying Notes to Financial Statements
24

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2050 Portfolio		Voya Solution 2055 Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$5,301	$10,652	$156,233	$1,056,227
Net realized gain (loss)	(21,646)	21,337	(2,378,885)	9,062,866
Net change in unrealized appreciation (depreciation)	100,879	(36,519)	2,961,444	(11,819,562)
Increase (decrease) in net assets resulting from operations	84,534	(4,530)	738,792	(1,700,469)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(9,415)	—	(927,010)
Class I	—	(118)	—	(877,070)
Class S	—	(104)	—	(1,196,206)
Class S2	—	(99)	—	(68,106)
Class T	—	(89)	—	—
Net realized gains:
Class ADV	—	(19,432)	—	(3,822,880)
Class I	—	(221)	—	(3,009,474)
Class S	—	(221)	—	(4,426,890)
Class S2	—	(221)	—	(268,925)
Class T	—	(221)	—	(628)
Total distributions	—	(30,141)	—	(14,597,189)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,260,251	1,558,673	20,440,649	49,522,854
Reinvestment of distributions	—	28,852	—	14,597,187
	3,260,251	1,587,525	20,440,649	64,120,041
Cost of shares redeemed	(607,669)	(247,971)	(15,989,825)	(29,052,084)
Net increase in net assets resulting from capital share transactions	2,652,582	1,339,554	4,450,824	35,067,957
Net increase in net assets	2,737,116	1,304,883	5,189,616	18,770,299
NET ASSETS:
Beginning of year or period	1,678,233	373,350	128,397,672	109,627,373
End of year or period	$4,415,349	$1,678,233	$133,587,288	$128,397,672
Undistributed net investment income at end of year or period	$21,197	$15,896	$2,043,330	$1,887,097

See Accompanying Notes to Financial Statements
25

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2060 Portfolio
	Six Months Ended June 30, 2016	February 9, 2015(1) to December 31, 2015
FROM OPERATIONS:
Net investment income	$2,119	$4,755
Net realized gain	3,435	12,229
Net change in unrealized appreciation (depreciation)	36,387	(10,053)
Increase in net assets resulting from operations	41,941	6,931
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,412,665	749,836
	1,412,665	749,836
Cost of shares redeemed	(264,421)	(80,599)
Net increase in net assets resulting from capital share transactions	1,148,244	669,237
Net increase in net assets	1,190,185	676,168
NET ASSETS:
Beginning of year or period	676,168	—
End of year or period	$1,866,353	$676,168
Undistributed net investment income at end of year or period	$8,572	$6,453

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
26

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-16	11.35	(0.00)*•	0.01	0.01	—	—	—	—	—	11.36	0.09	0.93	0.68	0.68	(0.09)	2,246	42
12-31-15	12.13	0.06•	(0.19)	(0.13)	0.21	0.44	—	0.65	—	11.35	(1.32)	0.94	0.68	0.68	0.53	2,383	78
12-31-14	11.55	0.13•	0.57	0.70	0.06	0.06	—	0.12	—	12.13	6.10	1.26	0.65	0.65	1.12	2,180	70
05-01-13(5) - 12-31-13	10.00	0.19•	1.36	1.55	—	—	—	—	—	11.55	15.50	12.00	0.56	0.56	2.55	496	35
Class I
06-30-16	11.57	0.02•	0.02	0.04	—	—	—	—	—	11.61	0.35	0.43	0.18	0.18	0.43	150	42
12-31-15	12.32	0.19•	(0.26)	(0.07)	0.24	0.44	—	0.68	—	11.57	(0.83)	0.44	0.18	0.18	1.56	138	78
12-31-14	11.65	0.24•	0.52	0.76	0.03	0.06	—	0.09	—	12.32	6.56	0.76	0.15	0.15	2.01	12	70
05-01-13(5) - 12-31-13	10.00	0.29•	1.36	1.65	—	—	—	—	—	11.65	16.50	11.50	0.06	0.06	3.99	4	35
Class R6
05-02-16(5) - 06-30-16	11.66	0.02•	(0.07)	(0.05)	—	—	—	—	—	11.61	(0.43)	0.43	0.18	0.18	1.15	3	42
Class S
06-30-16	11.46	0.01•	0.02	0.03	—	—	—	—	—	11.49	0.26	0.68	0.43	0.43	0.18	3,437	42
12-31-15	12.23	0.13•	(0.23)	(0.10)	0.23	0.44	—	0.67	—	11.46	(1.12)	0.69	0.43	0.43	1.04	2,417	78
12-31-14	11.63	0.11•	0.61	0.72	0.06	0.06	—	0.12	—	12.23	6.25	1.01	0.40	0.40	0.92	1,395	70
05-01-13(5) - 12-31-13	10.00	0.28•	1.35	1.63	—	—	—	—	—	11.63	16.30	11.75	0.31	0.31	3.73	591	35
Class S2
06-30-16	11.36	0.00*•	0.02	0.02	—	—	—	—	—	11.38	0.18	0.90	0.58	0.58	0.08	255	42
12-31-15	12.14	0.11•	(0.22)	(0.11)	0.23	0.44	—	0.67	—	11.36	(1.20)	0.94	0.58	0.58	0.93	169	78
12-31-14	11.56	0.18•	0.51	0.69	0.05	0.06	—	0.11	—	12.14	6.04	1.26	0.55	0.55	1.54	78	70
05-01-13(5) - 12-31-13	10.00	0.23•	1.33	1.56	—	—	—	—	—	11.56	15.60	12.00	0.46	0.46	3.12	38	35
Voya Solution Balanced Portfolio
Class ADV
06-30-16	9.39	0.02•	0.15	0.17	—	—	—	—	—	9.56	1.81	0.78	0.64	0.64	0.41	20,691	34
12-31-15	10.57	0.10•	(0.14)	(0.04)	0.28	0.86	—	1.14	—	9.39	(0.72)	0.78	0.65	0.65	0.97	25,079	49
12-31-14	10.88	0.12	0.52	0.64	0.20	0.75	—	0.95	—	10.57	6.14	0.78	0.64	0.64	1.09	28,237	61
12-31-13	9.84	0.10•	1.38	1.48	0.20	0.24	—	0.44	—	10.88	15.39	0.78	0.63	0.63	0.97	27,369	78
12-31-12	8.84	0.14•	1.03	1.17	0.14	0.03	—	0.17	—	9.84	13.35	0.71	0.62	0.62	1.44	24,244	75
12-31-11	9.16	0.24•	(0.49)	(0.25)	0.03	0.04	—	0.07	—	8.84	(2.68)	0.62	0.62	0.62	2.63	16,050	70
Class I
06-30-16	9.72	0.04•	0.17	0.21	—	—	—	—	—	9.93	2.16	0.28	0.14	0.14	0.91	84	34
12-31-15	10.90	0.18•	(0.16)	0.02	0.34	0.86	—	1.20	—	9.72	(0.19)	0.28	0.15	0.15	1.72	59	49
12-31-14	11.19	0.27•	0.45	0.72	0.26	0.75	—	1.01	—	10.90	6.66	0.28	0.14	0.14	2.53	23	61
12-31-13	10.10	0.16	1.42	1.58	0.25	0.24	—	0.49	—	11.19	15.93	0.28	0.13	0.13	1.49	1	78
12-31-12	9.05	0.18	1.06	1.24	0.16	0.03	—	0.19	—	10.10	13.86	0.21	0.12	0.12	1.85	1	75
12-31-11	9.33	0.26	(0.47)	(0.21)	0.03	0.04	—	0.07	—	9.05	(2.17)	0.12	0.12	0.12	2.78	1	70
See Accompanying Notes to Financial Statements
27

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio (continued)
Class R6
05-02-16(5) - 06-30-16	9.89	0.06•	(0.02)	0.04	—	—	—	—	—	9.93	0.40	0.28	0.14	0.14	3.71	3	34
Class S
06-30-16	9.52	0.03•	0.16	0.19	—	—	—	—	—	9.71	2.00	0.53	0.39	0.39	0.66	21,829	34
12-31-15	10.70	0.13	(0.14)	(0.01)	0.31	0.86	—	1.17	—	9.52	(0.46)	0.53	0.40	0.40	1.28	22,552	49
12-31-14	11.01	0.16	0.51	0.67	0.23	0.75	—	0.98	—	10.70	6.34	0.53	0.39	0.39	1.35	23,128	61
12-31-13	9.95	0.13•	1.39	1.52	0.22	0.24	—	0.46	—	11.01	15.65	0.53	0.38	0.38	1.24	23,012	78
12-31-12	8.92	0.16•	1.05	1.21	0.15	0.03	—	0.18	—	9.95	13.71	0.46	0.37	0.37	1.70	18,349	75
12-31-11	9.22	0.24•	(0.47)	(0.23)	0.03	0.04	—	0.07	—	8.92	(2.46)	0.37	0.37	0.37	2.66	12,042	70
Class S2
06-30-16	9.50	0.02•	0.16	0.18	—	—	—	—	—	9.68	1.89	0.75	0.54	0.54	0.49	520	34
12-31-15	10.67	0.11•	(0.13)	(0.02)	0.29	0.86	—	1.15	—	9.50	(0.60)	0.78	0.55	0.55	1.06	578	49
12-31-14	10.95	0.12•	0.54	0.66	0.19	0.75	—	0.94	—	10.67	6.22	0.78	0.54	0.54	1.06	671	61
12-31-13	9.90	0.11•	1.39	1.50	0.21	0.24	—	0.45	—	10.95	15.51	0.78	0.53	0.53	1.06	1,103	78
12-31-12	8.88	0.17•	1.02	1.19	0.14	0.03	—	0.17	—	9.90	13.54	0.71	0.52	0.52	1.75	1,022	75
12-31-11	9.20	0.19•	(0.44)	(0.25)	0.03	0.04	—	0.07	—	8.88	(2.71)	0.62	0.52	0.52	2.04	415	70
Voya Solution Conservative Portfolio
Class ADV
06-30-16	10.45	0.06•	0.39	0.45	—	—	—	—	—	10.90	4.31	0.85	0.62	0.62	1.13	8,717	33
12-31-15	11.15	0.14•	(0.22)	(0.08)	0.27	0.35	—	0.62	—	10.45	(0.76)	0.83	0.61	0.61	1.29	8,595	51
12-31-14	11.42	0.17	0.30	0.47	0.27	0.47	—	0.74	—	11.15	4.20	0.81	0.58	0.58	1.62	11,527	54
12-31-13	11.22	0.17•	0.43	0.60	0.29	0.11	—	0.40	—	11.42	5.40	0.85	0.60	0.60	1.50	10,870	72
12-31-12	10.44	0.24•	0.82	1.06	0.28	—	—	0.28	—	11.22	10.19	0.75	0.62	0.62	2.19	9,541	69
12-31-11	10.50	0.39•	(0.38)	0.01	0.04	0.03	—	0.07	—	10.44	0.09	0.62	0.62	0.62	3.67	6,411	84
Class I
06-30-16	10.60	0.09•	0.40	0.49	—	—	—	—	—	11.09	4.62	0.35	0.12	0.12	1.63	25	33
12-31-15	11.30	0.21•	(0.23)	(0.02)	0.33	0.35	—	0.68	—	10.60	(0.23)	0.33	0.11	0.11	1.86	13	51
12-31-14	11.57	0.25•	0.27	0.52	0.32	0.47	—	0.79	—	11.30	4.63	0.31	0.08	0.08	2.19	10	54
12-31-13	11.34	0.23	0.44	0.67	0.33	0.11	—	0.44	—	11.57	6.02	0.35	0.10	0.10	1.99	3	72
12-31-12	10.54	0.29•	0.82	1.11	0.31	—	—	0.31	—	11.34	10.60	0.25	0.12	0.12	2.61	3	69
12-31-11	10.54	0.40	(0.33)	0.07	0.04	0.03	—	0.07	—	10.54	0.69	0.12	0.12	0.12	3.72	3	84
Class R6
05-02-16(5) - 06-30-16	10.98	0.01•	0.10	0.11	—	—	—	—	—	11.09	1.00	0.35	0.12	0.12	0.82	3	33
Class S
06-30-16	10.52	0.07•	0.40	0.47	—	—	—	—	—	10.99	4.47	0.60	0.37	0.37	1.38	6,439	33
12-31-15	11.22	0.17	(0.21)	(0.04)	0.31	0.35	—	0.66	—	10.52	(0.48)	0.58	0.36	0.36	1.61	5,539	51
12-31-14	11.49	0.21•	0.29	0.50	0.30	0.47	—	0.77	—	11.22	4.40	0.56	0.33	0.33	1.86	5,867	54
12-31-13	11.27	0.20•	0.44	0.64	0.31	0.11	—	0.42	—	11.49	5.77	0.60	0.35	0.35	1.74	6,168	72
12-31-12	10.49	0.28•	0.80	1.08	0.30	—	—	0.30	—	11.27	10.34	0.50	0.37	0.37	2.51	5,285	69
12-31-11	10.53	0.40•	(0.37)	0.03	0.04	0.03	—	0.07	—	10.49	0.28	0.37	0.37	0.37	3.76	2,941	84
See Accompanying Notes to Financial Statements
28

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio (continued)
Class S2
06-30-16	10.46	0.07•	0.39	0.46	—	—	—	—	—	10.92	4.40	0.82	0.52	0.52	1.26	452	33
12-31-15	11.17	0.16•	(0.22)	(0.06)	0.30	0.35	—	0.65	—	10.46	(0.67)	0.83	0.51	0.51	1.43	357	51
12-31-14	11.44	0.18	0.30	0.48	0.28	0.47	—	0.75	—	11.17	4.28	0.81	0.48	0.48	1.70	312	54
12-31-13	11.23	0.18•	0.44	0.62	0.30	0.11	—	0.41	—	11.44	5.59	0.85	0.50	0.50	1.60	298	72
12-31-12	10.46	0.29•	0.77	1.06	0.29	—	—	0.29	—	11.23	10.23	0.75	0.52	0.52	2.61	298	69
12-31-11	10.51	0.46•	(0.44)	0.02	0.04	0.03	—	0.07	—	10.46	0.17	0.62	0.52	0.52	4.36	122	84
Voya Solution Income Portfolio
Class ADV
06-30-16	10.88	0.04•	0.31	0.35	—	—	—	—	—	11.23	3.22	0.74	0.63	0.63	0.66	232,113	23
12-31-15	11.61	0.13•	(0.15)	(0.02)	0.29	0.42	—	0.71	—	10.88	(0.30)	0.73	0.63	0.63	1.16	248,968	31
12-31-14	11.26	0.15•	0.47	0.62	0.27	—	—	0.27	—	11.61	5.53	0.75	0.62	0.62	1.33	84,286	47
12-31-13	10.89	0.13•	0.59	0.72	0.35	—	—	0.35	—	11.26	6.68	0.74	0.63	0.63	1.19	94,068	70
12-31-12	10.40	0.20•	0.78	0.98	0.49	—	—	0.49	—	10.89	9.57	0.70	0.62	0.62	1.82	111,796	71
12-31-11	10.83	0.34•	(0.34)	0.00*	0.43	—	—	0.43	—	10.40	0.14	0.62	0.62	0.62	3.23	109,184	75
Class I
06-30-16	11.12	0.06•	0.32	0.38	—	—	—	—	—	11.50	3.42	0.24	0.13	0.13	1.16	96,572	23
12-31-15	11.86	0.19•	(0.15)	0.04	0.36	0.42	—	0.78	—	11.12	0.20	0.23	0.13	0.13	1.72	98,321	31
12-31-14	11.51	0.22•	0.47	0.69	0.34	—	—	0.34	—	11.86	6.02	0.25	0.12	0.12	1.85	23,178	47
12-31-13	11.12	0.19•	0.61	0.80	0.41	—	—	0.41	—	11.51	7.30	0.24	0.13	0.13	1.70	24,937	70
12-31-12	10.61	0.24	0.82	1.06	0.55	—	—	0.55	—	11.12	10.12	0.20	0.12	0.12	2.32	25,403	71
12-31-11	11.05	0.40•	(0.35)	0.05	0.49	—	—	0.49	—	10.61	0.54	0.12	0.12	0.12	3.63	22,837	75
Class S
06-30-16	11.04	0.05•	0.31	0.36	—	—	—	—	—	11.40	3.26	0.49	0.38	0.38	0.90	204,746	23
12-31-15	11.76	0.16•	(0.14)	0.02	0.32	0.42	—	0.74	—	11.04	0.10	0.48	0.38	0.38	1.43	225,274	31
12-31-14	11.41	0.19•	0.46	0.65	0.30	—	—	0.30	—	11.76	5.76	0.50	0.37	0.37	1.59	56,602	47
12-31-13	11.03	0.16•	0.60	0.76	0.38	—	—	0.38	—	11.41	6.97	0.49	0.38	0.38	1.46	62,431	70
12-31-12	10.53	0.22•	0.80	1.02	0.52	—	—	0.52	—	11.03	9.77	0.45	0.37	0.37	2.02	68,703	71
12-31-11	10.96	0.37•	(0.34)	0.03	0.46	—	—	0.46	—	10.53	0.35	0.37	0.37	0.37	3.39	80,716	75
Class S2
06-30-16	10.77	0.04•	0.30	0.34	—	—	—	—	—	11.11	3.16	0.71	0.53	0.53	0.76	13,478	23
12-31-15	11.50	0.14•	(0.14)	0.00*	0.31	0.42	—	0.73	—	10.77	(0.13)	0.73	0.53	0.53	1.27	15,377	31
12-31-14	11.15	0.16•	0.46	0.62	0.27	—	—	0.27	—	11.50	5.61	0.75	0.52	0.52	1.42	4,281	47
12-31-13	10.79	0.14•	0.59	0.73	0.37	—	—	0.37	—	11.15	6.85	0.74	0.53	0.53	1.28	5,274	70
12-31-12	10.32	0.21•	0.77	0.98	0.51	—	—	0.51	—	10.79	9.62	0.70	0.52	0.52	2.00	5,889	71
12-31-11	10.75	0.33•	(0.32)	0.01	0.44	—	—	0.44	—	10.32	0.25	0.62	0.52	0.52	3.13	4,697	75
Class T
06-30-16	11.39	0.03•	0.32	0.35	—	—	—	—	—	11.74	3.07	0.97	0.83	0.83	0.47	195	23
12-31-15	12.07	0.13•	(0.17)	(0.04)	0.22	0.42	—	0.64	—	11.39	(0.40)	0.98	0.83	0.83	1.09	815	31
12-31-14	11.67	0.13•	0.48	0.61	0.21	—	—	0.21	—	12.07	5.22	1.00	0.82	0.82	1.05	91	47
12-31-13	11.29	0.12•	0.61	0.73	0.35	—	—	0.35	—	11.67	6.55	0.99	0.83	0.83	1.00	193	70
12-31-12	10.70	0.19•	0.80	0.99	0.40	—	—	0.40	—	11.29	9.29	0.95	0.82	0.82	1.69	259	71
12-31-11	11.03	0.33•	(0.34)	(0.01)	0.32	—	—	0.32	—	10.70	0.03	0.87	0.82	0.82	2.98	210	75
See Accompanying Notes to Financial Statements
29

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-16	11.23	0.01•	0.08	0.09	—	—	—	—	—	11.32	0.80	0.75	0.70	0.70	0.27	25,407	29
12-31-15	13.03	0.11•	(0.22)	(0.11)	0.37	1.32	—	1.69	—	11.23	(1.42)	0.74	0.69	0.69	0.94	31,416	26
12-31-14	13.38	0.12•	0.67	0.79	0.20	0.94	—	1.14	—	13.03	6.09	0.78	0.67	0.67	0.89	20,020	71
12-31-13	11.61	0.10•	2.23	2.33	0.21	0.35	—	0.56	—	13.38	20.42	0.80	0.63	0.63	0.78	16,945	79
12-31-12	10.25	0.11•	1.42	1.53	0.12	0.05	—	0.17	—	11.61	15.07	0.73	0.62	0.62	0.98	13,603	70
12-31-11	10.89	0.21•	(0.79)	(0.58)	0.02	0.04	—	0.06	—	10.25	(5.29)	0.62	0.62	0.62	1.96	9,527	83
Class I
06-30-16	11.44	0.04•	0.07	0.11	—	—	—	—	—	11.55	0.96	0.25	0.20	0.20	0.76	4,027	29
12-31-15	13.23	0.23•	(0.27)	(0.04)	0.43	1.32	—	1.75	—	11.44	(0.85)	0.24	0.19	0.19	2.00	4,035	26
12-31-14	13.56	0.31•	0.56	0.87	0.26	0.94	—	1.20	—	13.23	6.60	0.28	0.17	0.17	2.39	56	71
12-31-13	11.74	0.15	2.28	2.43	0.26	0.35	—	0.61	—	13.56	21.10	0.30	0.13	0.13	1.19	4	79
12-31-12	10.34	0.16	1.44	1.60	0.15	0.05	—	0.20	—	11.74	15.62	0.23	0.12	0.12	1.42	4	70
12-31-11	10.94	0.23	(0.77)	(0.54)	0.02	0.04	—	0.06	—	10.34	(4.84)	0.12	0.12	0.12	2.16	3	83
Class R6
05-02-16(5) - 06-30-16	11.56	0.02•	(0.03)	(0.01)	—	—	—	—	—	11.55	(0.09)	0.25	0.20	0.20	1.20	3	29
Class S
06-30-16	11.34	0.03•	0.07	0.10	—	—	—	—	—	11.44	0.88	0.50	0.45	0.45	0.51	677,929	29
12-31-15	13.13	0.21•	(0.29)	(0.08)	0.39	1.32	—	1.71	—	11.34	(1.15)	0.49	0.44	0.44	1.81	719,319	26
12-31-14	13.47	0.15	0.68	0.83	0.23	0.94	—	1.17	—	13.13	6.33	0.53	0.42	0.42	1.04	11,315	71
12-31-13	11.67	0.12•	2.27	2.39	0.24	0.35	—	0.59	—	13.47	20.84	0.55	0.38	0.38	0.96	11,871	79
12-31-12	10.30	0.14•	1.42	1.56	0.14	0.05	—	0.19	—	11.67	15.28	0.48	0.37	0.37	1.29	9,256	70
12-31-11	10.92	0.23•	(0.79)	(0.56)	0.02	0.04	—	0.06	—	10.30	(5.05)	0.37	0.37	0.37	2.20	5,379	83
Class S2
06-30-16	11.32	0.02•	0.07	0.09	—	—	—	—	—	11.41	0.80	0.72	0.60	0.60	0.33	916	29
12-31-15	13.12	0.12•	(0.21)	(0.09)	0.39	1.32	—	1.71	—	11.32	(1.21)	0.74	0.59	0.59	0.98	1,040	26
12-31-14	13.50	0.14•	0.67	0.81	0.25	0.94	—	1.19	—	13.12	6.17	0.78	0.57	0.57	1.08	806	71
12-31-13	11.72	0.17•	2.19	2.36	0.23	0.35	—	0.58	—	13.50	20.56	0.80	0.53	0.53	1.34	284	79
12-31-12	10.30	0.14•	1.41	1.55	0.08	0.05	—	0.13	—	11.72	15.18	0.73	0.52	0.52	1.27	84	70
12-31-11	10.91	0.08•	(0.65)	(0.57)	—	0.04	—	0.04	—	10.30	(5.18)	0.62	0.52	0.52	0.70	37	83
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-16	9.51	0.03•	0.25	0.28	—	—	—	—	—	9.79	2.94	0.79	0.65	0.65	0.72	14,143	36
12-31-15	10.45	0.10	(0.14)	(0.04)	0.28	0.62	—	0.90	—	9.51	(0.60)	0.78	0.66	0.66	1.09	22,005	58
12-31-14	10.80	0.15	0.39	0.54	0.23	0.66	—	0.89	—	10.45	5.20	0.78	0.65	0.65	1.30	21,659	66
12-31-13	10.42	0.13•	0.81	0.94	0.27	0.29	—	0.56	—	10.80	9.27	0.79	0.62	0.62	1.23	21,918	85
12-31-12	9.55	0.18•	0.94	1.12	0.19	0.06	—	0.25	—	10.42	11.79	0.70	0.62	0.62	1.74	22,425	85
12-31-11	9.79	0.34•	(0.44)	(0.10)	0.06	0.08	—	0.14	—	9.55	(0.94)	0.62	0.62	0.62	3.54	13,782	77
See Accompanying Notes to Financial Statements
30

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Conservative Portfolio (continued)
Class I
06-30-16	9.93	0.06•	0.25	0.31	—	—	—	—	—	10.24	3.12	0.29	0.15	0.15	1.28	39	36
12-31-15	10.87	0.16	(0.15)	0.01	0.33	0.62	—	0.95	—	9.93	(0.09)	0.28	0.16	0.16	1.58	36	58
12-31-14	11.20	0.23•	0.39	0.62	0.29	0.66	—	0.95	—	10.87	5.74	0.28	0.15	0.15	2.19	37	66
12-31-13	10.79	0.18	0.84	1.02	0.32	0.29	—	0.61	—	11.20	9.70	0.29	0.12	0.12	1.66	1	85
12-31-12	9.86	0.23	0.97	1.20	0.21	0.06	—	0.27	—	10.79	12.23	0.20	0.12	0.12	2.16	1	85
12-31-11	10.04	0.34	(0.38)	(0.04)	0.06	0.08	—	0.14	—	9.86	(0.30)	0.12	0.12	0.12	3.39	1	77
Class R6
05-02-16(5) - 06-30-16	10.17	0.02•	0.05	0.07	—	—	—	—	—	10.24	0.69	0.29	0.15	0.15	1.22	3	36
Class S
06-30-16	9.73	0.05•	0.25	0.30	—	—	—	—	—	10.03	3.08	0.54	0.40	0.40	1.03	20,733	36
12-31-15	10.67	0.14•	(0.16)	(0.02)	0.30	0.62	—	0.92	—	9.73	(0.38)	0.53	0.41	0.41	1.33	20,081	58
12-31-14	11.00	0.17•	0.42	0.59	0.26	0.66	—	0.92	—	10.67	5.58	0.53	0.40	0.40	1.53	22,346	66
12-31-13	10.60	0.16	0.82	0.98	0.29	0.29	—	0.58	—	11.00	9.54	0.54	0.37	0.37	1.43	24,016	85
12-31-12	9.70	0.21•	0.95	1.16	0.20	0.06	—	0.26	—	10.60	11.99	0.45	0.37	0.37	2.02	22,653	85
12-31-11	9.91	0.32•	(0.40)	(0.08)	0.05	0.08	—	0.13	—	9.70	(0.69)	0.37	0.37	0.37	3.26	15,227	77
Class S2
06-30-16	9.64	0.04•	0.24	0.28	—	—	—	—	—	9.92	2.90	0.76	0.55	0.55	0.88	776	36
12-31-15	10.59	0.10	(0.13)	(0.03)	0.30	0.62	—	0.92	—	9.64	(0.50)	0.78	0.56	0.56	1.14	751	58
12-31-14	10.93	0.16•	0.41	0.57	0.25	0.66	—	0.91	—	10.59	5.40	0.78	0.55	0.55	1.43	848	66
12-31-13	10.55	0.14•	0.82	0.96	0.29	0.29	—	0.58	—	10.93	9.36	0.79	0.52	0.52	1.26	669	85
12-31-12	9.67	0.23•	0.91	1.14	0.20	0.06	—	0.26	—	10.55	11.85	0.70	0.52	0.52	2.23	712	85
12-31-11	9.90	0.32•	(0.41)	(0.09)	0.06	0.08	—	0.14	—	9.67	(0.84)	0.62	0.52	0.52	3.21	178	77
Voya Solution 2020 Portfolio
Class ADV
06-30-16	11.65	0.03•	0.24	0.27	—	—	—	—	—	11.92	2.32	0.83	0.64	0.64	0.45	7,626	53
12-31-15	12.87	0.19•	(0.05)	0.14	0.57	0.79	—	1.36	—	11.65	0.88	1.49	0.63	0.63	1.60	2,853	86
12-31-14	12.19	0.20•	0.53	0.73	0.01	0.04	—	0.05	—	12.87	5.97	4.32	0.63	0.63	1.55	631	32
12-31-13	11.80	0.11•	1.36	1.47	0.29	0.80	—	1.09	0.01	12.19	13.01(a)	89.79	0.63	0.63	0.87	4	68
12-31-12	10.85	0.15	1.12	1.27	0.11	0.21	—	0.32	—	11.80	11.76	45.86	0.62	0.62	1.28	4	72
10-03-11(5) - 12-31-11	10.00	0.08	0.77	0.85	—	—	—	—	—	10.85	8.50	0.62	0.62	0.62	3.31	3	15
Class I
06-30-16	11.81	0.05•	0.26	0.31	—	—	—	—	—	12.12	2.62	0.33	0.14	0.14	0.92	3,212	53
12-31-15	13.04	0.32•	(0.11)	0.21	0.65	0.79	—	1.44	—	11.81	1.38	0.99	0.13	0.13	2.76	2,157	86
12-31-14	12.29	0.19	0.60	0.79	—	0.04	—	0.04	—	13.04	6.41	3.82	0.13	0.13	1.52	4	32
12-31-13	11.85	0.17	1.40	1.57	0.34	0.80	—	1.14	0.01	12.29	13.85(a)	89.29	0.13	0.13	1.38	4	68
12-31-12	10.86	0.21	1.12	1.33	0.13	0.21	—	0.34	—	11.85	12.22	45.36	0.12	0.12	1.81	4	72
10-03-11(5) - 12-31-11	10.00	0.09	0.77	0.86	—	—	—	—	—	10.86	8.60	0.12	0.12	0.12	3.81	3	15
See Accompanying Notes to Financial Statements
31

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2020 Portfolio (continued)
Class S
06-30-16	11.80	0.04•	0.25	0.29	—	—	—	—	—	12.09	2.46	0.58	0.39	0.39	0.67	5,256	53
12-31-15	13.01	0.53•	(0.34)	0.19	0.61	0.79	—	1.40	—	11.80	1.23	1.24	0.38	0.38	4.58	4,145	86
12-31-14	12.30	0.16	0.59	0.75	—	0.04	—	0.04	—	13.01	6.08	4.07	0.38	0.38	1.27	4	32
12-31-13	11.81	0.14	1.39	1.53	0.25	0.80	—	1.05	0.01	12.30	13.47(a)	89.54	0.38	0.38	1.14	4	68
12-31-12	10.85	0.18	1.11	1.29	0.12	0.21	—	0.33	—	11.81	11.90	45.61	0.37	0.37	1.56	4	72
10-03-11(5) - 12-31-11	10.00	0.09	0.76	0.85	—	—	—	—	—	10.85	8.50	0.37	0.37	0.37	3.55	3	15
Class S2
06-30-16	11.70	0.03•	0.25	0.28	—	—	—	—	—	11.98	2.39	0.80	0.54	0.54	0.49	18	53
12-31-15	12.91	0.36•	(0.20)	0.16	0.58	0.79	—	1.37	—	11.70	1.08	1.49	0.53	0.53	3.08	283	86
12-31-14	12.23	0.14	0.58	0.72	—	0.04	—	0.04	—	12.91	5.87	4.32	0.53	0.53	1.12	4	32
12-31-13	11.81	0.12	1.40	1.52	0.31	0.80	—	1.11	0.01	12.23	13.39(a)	89.79	0.53	0.53	0.97	4	68
12-31-12	10.85	0.16	1.13	1.29	0.12	0.21	—	0.33	—	11.81	11.88	45.86	0.52	0.52	1.39	4	72
10-03-11(5) - 12-31-11	10.00	0.08	0.77	0.85	—	—	—	—	—	10.85	8.50	0.62	0.52	0.52	3.42	3	15
Class T
06-30-16	11.64	0.01•	0.25	0.26	—	—	—	—	—	11.90	2.23	1.06	0.84	0.84	0.22	5	53
12-31-15	12.87	0.11•	0.01	0.12	0.56	0.79	—	1.35	—	11.64	0.72	1.74	0.83	0.83	0.91	4	86
12-31-14	12.21	0.10	0.60	0.70	—	0.04	—	0.04	—	12.87	5.72	4.57	0.83	0.83	0.81	4	32
12-31-13	11.77	0.08	1.42	1.50	0.27	0.80	—	1.07	0.01	12.21	13.28(a)	90.04	0.83	0.83	0.67	4	68
12-31-12	10.84	0.13	1.12	1.25	0.11	0.21	—	0.32	—	11.77	11.53	46.11	0.82	0.82	1.11	4	72
10-03-11(5) - 12-31-11	10.00	0.08	0.76	0.84	—	—	—	—	—	10.84	8.40	0.87	0.82	0.82	3.11	3	15
Voya Solution 2025 Portfolio
Class ADV
06-30-16	11.17	0.02•	0.18	0.20	—	—	—	—	—	11.37	1.79	0.74	0.64	0.64	0.42	332,454	21
12-31-15	12.83	0.11•	(0.09)	0.02	0.37	1.31	—	1.68	—	11.17	(0.26)	0.74	0.65	0.65	0.89	357,443	42
12-31-14	13.06	0.12•	0.54	0.66	0.23	0.66	—	0.89	—	12.83	5.26	0.74	0.63	0.63	0.94	435,280	46
12-31-13	11.48	0.10•	1.73	1.83	0.25	—	—	0.25	—	13.06	16.05	0.74	0.62	0.62	0.85	500,390	72
12-31-12	10.39	0.14•	1.23	1.37	0.28	—	—	0.28	—	11.48	13.24	0.70	0.62	0.62	1.22	494,888	65
12-31-11	10.98	0.22	(0.60)	(0.38)	0.21	—	—	0.21	—	10.39	(3.37)	0.62	0.62	0.62	2.01	494,505	71
Class I
06-30-16	11.44	0.05•	0.19	0.24	—	—	—	—	—	11.68	2.10	0.24	0.14	0.14	0.92	209,852	21
12-31-15	13.12	0.18•	(0.10)	0.08	0.45	1.31	—	1.76	—	11.44	0.19	0.24	0.15	0.15	1.44	204,693	42
12-31-14	13.34	0.20•	0.55	0.75	0.31	0.66	—	0.97	—	13.12	5.82	0.24	0.13	0.13	1.47	197,457	46
12-31-13	11.73	0.17•	1.75	1.92	0.31	—	—	0.31	—	13.34	16.54	0.24	0.12	0.12	1.39	225,551	72
12-31-12	10.61	0.20•	1.25	1.45	0.33	—	—	0.33	—	11.73	13.83	0.20	0.12	0.12	1.75	191,144	65
12-31-11	11.21	0.28•	(0.62)	(0.34)	0.26	—	—	0.26	—	10.61	(2.92)	0.12	0.12	0.12	2.55	152,184	71
See Accompanying Notes to Financial Statements
32

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2025 Portfolio (continued)
Class S
06-30-16	11.32	0.04•	0.18	0.22	—	—	—	—	—	11.54	1.94	0.49	0.39	0.39	0.67	388,420	21
12-31-15	13.00	0.14•	(0.10)	0.04	0.41	1.31	—	1.72	—	11.32	(0.09)	0.49	0.40	0.40	1.14	418,555	42
12-31-14	13.22	0.16•	0.55	0.71	0.27	0.66	—	0.93	—	13.00	5.58	0.49	0.38	0.38	1.21	486,302	46
12-31-13	11.62	0.14•	1.74	1.88	0.28	—	—	0.28	—	13.22	16.33	0.49	0.37	0.37	1.11	530,013	72
12-31-12	10.52	0.17•	1.23	1.40	0.30	—	—	0.30	—	11.62	13.44	0.45	0.37	0.37	1.48	512,357	65
12-31-11	11.11	0.25•	(0.61)	(0.36)	0.23	—	—	0.23	—	10.52	(3.10)	0.37	0.37	0.37	2.24	503,345	71
Class S2
06-30-16	11.03	0.03•	0.18	0.21	—	—	—	—	—	11.24	1.90	0.71	0.54	0.54	0.52	25,565	21
12-31-15	12.70	0.12•	(0.10)	0.02	0.38	1.31	—	1.69	—	11.03	(0.23)	0.74	0.55	0.55	0.98	27,673	42
12-31-14	12.93	0.13•	0.55	0.68	0.25	0.66	—	0.91	—	12.70	5.40	0.74	0.53	0.53	1.03	35,050	46
12-31-13	11.38	0.11•	1.70	1.81	0.26	—	—	0.26	—	12.93	16.08	0.74	0.52	0.52	0.93	41,255	72
12-31-12	10.32	0.15•	1.21	1.36	0.30	—	—	0.30	—	11.38	13.33	0.70	0.52	0.52	1.40	43,134	65
12-31-11	10.92	0.24•	(0.61)	(0.37)	0.23	—	—	0.23	—	10.32	(3.23)	0.62	0.52	0.52	2.25	32,053	71
Class T
06-30-16	11.58	0.01	0.20	0.21	—	—	—	—	—	11.79	1.81	0.97	0.84	0.84	0.22	852	21
12-31-15	13.07	0.09•	(0.12)	(0.03)	0.15	1.31	—	1.46	—	11.58	(0.56)	0.99	0.85	0.85	0.70	837	42
12-31-14	13.29	0.06•	0.60	0.66	0.22	0.66	—	0.88	—	13.07	5.14	0.99	0.83	0.83	0.45	869	46
12-31-13	11.68	0.08•	1.75	1.83	0.22	—	—	0.22	—	13.29	15.75	0.99	0.82	0.82	0.66	2,992	72
12-31-12	10.49	0.11•	1.24	1.35	0.16	—	—	0.16	—	11.68	12.95	0.95	0.82	0.82	0.93	2,737	65
12-31-11	11.06	0.19•	(0.58)	(0.39)	0.18	—	—	0.18	—	10.49	(3.44)	0.87	0.82	0.82	1.71	3,256	71
Voya Solution 2030 Portfolio
Class ADV
06-30-16	13.24	0.04•	0.15	0.19	—	—	—	—	—	13.43	1.44	0.99	0.66	0.66	0.60	4,648	39
12-31-15	13.94	0.36•	(0.31)	0.05	0.19	0.56	—	0.75	—	13.24	0.18	2.57	0.66	0.66	2.65	1,569	69
12-31-14	13.23	0.14•	0.69	0.83	0.02	0.10	—	0.12	—	13.94	6.30	8.42	0.66	0.66	0.98	157	136
12-31-13	12.12	0.11	2.06	2.17	0.24	0.84	—	1.08	0.02	13.23	18.66(b)	85.63	0.64	0.64	0.86	4	73
12-31-12	11.06	0.11	1.38	1.49	0.10	0.33	—	0.43	—	12.12	13.48	42.34	0.62	0.62	0.96	4	76
10-03-11(5) - 12-31-11	10.00	0.07	0.99	1.06	—	—	—	—	—	11.06	10.60	0.62	0.62	0.62	2.82	3	11
Class I
06-30-16	13.46	0.07•	0.16	0.23	—	—	—	—	—	13.69	1.71	0.49	0.16	0.16	1.00	1,502	39
12-31-15	14.14	0.39•	(0.27)	0.12	0.24	0.56	—	0.80	—	13.46	0.66	2.07	0.16	0.16	2.90	861	69
12-31-14	13.32	0.20	0.72	0.92	—	0.10	—	0.10	—	14.14	6.94	7.92	0.16	0.16	1.50	4	136
12-31-13	12.17	0.18	2.08	2.26	0.29	0.84	—	1.13	0.02	13.32	19.38(b)	85.13	0.14	0.14	1.36	4	73
12-31-12	11.07	0.18	1.37	1.55	0.12	0.33	—	0.45	—	12.17	13.94	41.84	0.12	0.12	1.48	4	76
10-03-11(5) - 12-31-11	10.00	0.08	0.99	1.07	—	—	—	—	—	11.07	10.70	0.12	0.12	0.12	3.32	3	11
See Accompanying Notes to Financial Statements
33

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2030 Portfolio (continued)
Class S
06-30-16	13.44	0.05•	0.16	0.21	—	—	—	—	—	13.65	1.56	0.74	0.41	0.41	0.78	2,930	39
12-31-15	14.07	0.49•	(0.39)	0.10	0.17	0.56	—	0.73	—	13.44	0.52	2.32	0.41	0.41	3.69	1,454	69
12-31-14	13.32	0.17	0.68	0.85	—	0.10	—	0.10	—	14.07	6.41	8.17	0.41	0.41	1.25	4	136
12-31-13	12.13	0.14	2.06	2.20	0.19	0.84	—	1.03	0.02	13.32	18.92(b)	85.38	0.39	0.39	1.09	4	73
12-31-12	11.06	0.14	1.37	1.51	0.11	0.33	—	0.44	—	12.13	13.62	42.09	0.37	0.37	1.21	4	76
10-03-11(5) - 12-31-11	10.00	0.08	0.98	1.06	—	—	—	—	—	11.06	10.60	0.37	0.37	0.37	3.10	3	11
Class S2
06-30-16	13.30	0.05•	0.15	0.20	—	—	—	—	—	13.50	1.50	0.96	0.56	0.56	0.71	182	39
12-31-15	13.96	0.28•	(0.22)	0.06	0.16	0.56	—	0.72	—	13.30	0.23	2.57	0.56	0.56	2.01	41	69
12-31-14	13.22	0.15	0.69	0.84	—	0.10	—	0.10	—	13.96	6.38	8.42	0.56	0.56	1.10	4	136
12-31-13	12.13	0.12	2.04	2.16	0.25	0.84	—	1.09	0.02	13.22	18.57(b)	85.63	0.54	0.54	0.96	4	73
12-31-12	11.06	0.13	1.38	1.51	0.11	0.33	—	0.44	—	12.13	13.60	42.34	0.52	0.52	1.06	4	76
10-03-11(5) - 12-31-11	10.00	0.07	0.99	1.06	—	—	—	—	—	11.06	10.60	0.62	0.52	0.52	2.93	3	11
Class T
06-30-16	13.27	0.02•	0.15	0.17	—	—	—	—	—	13.44	1.28	1.22	0.86	0.86	0.31	6	39
12-31-15	13.97	0.13	(0.14)	(0.01)	0.13	0.56	—	0.69	—	13.27	(0.26)	2.82	0.86	0.86	0.92	4	69
12-31-14	13.25	0.11	0.71	0.82	—	0.10	—	0.10	—	13.97	6.22	8.67	0.86	0.86	0.80	4	136
12-31-13	12.09	0.08	2.11	2.19	0.21	0.84	—	1.05	0.02	13.25	18.89(b)	85.88	0.84	0.84	0.66	4	73
12-31-12	11.05	0.09	1.38	1.47	0.10	0.33	—	0.43	—	12.09	13.25	42.59	0.82	0.82	0.74	4	76
10-03-11(5) - 12-31-11	10.00	0.07	0.98	1.05	—	—	—	—	—	11.05	10.50	0.87	0.82	0.82	2.61	3	11
Voya Solution 2035 Portfolio
Class ADV
06-30-16	11.27	0.03	0.07	0.10	—	—	—	—	—	11.37	0.89	0.74	0.66	0.66	0.34	284,249	23
12-31-15	13.22	0.11•	(0.13)	(0.02)	0.38	1.55	—	1.93	—	11.27	(0.77)	0.74	0.67	0.67	0.84	303,218	46
12-31-14	13.97	0.12•	0.61	0.73	0.26	1.22	—	1.48	—	13.22	5.38	0.75	0.66	0.66	0.84	361,683	59
12-31-13	11.82	0.11•	2.25	2.36	0.21	—	—	0.21	—	13.97	20.09	0.74	0.63	0.63	0.82	425,221	74
12-31-12	10.48	0.10•	1.45	1.55	0.21	—	—	0.21	—	11.82	14.89	0.70	0.62	0.62	0.86	411,758	58
12-31-11	11.19	0.17	(0.73)	(0.56)	0.15	—	—	0.15	—	10.48	(4.90)	0.62	0.62	0.62	1.54	418,753	71
Class I
06-30-16	11.54	0.05•	0.08	0.13	—	—	—	—	—	11.67	1.13	0.24	0.16	0.16	0.85	219,119	23
12-31-15	13.51	0.18•	(0.14)	0.04	0.46	1.55	—	2.01	—	11.54	(0.30)	0.24	0.17	0.17	1.39	218,051	46
12-31-14	14.25	0.20	0.61	0.81	0.33	1.22	—	1.55	—	13.51	5.93	0.25	0.16	0.16	1.40	214,675	59
12-31-13	12.05	0.18•	2.30	2.48	0.28	—	—	0.28	—	14.25	20.72	0.24	0.13	0.13	1.39	208,709	74
12-31-12	10.69	0.16•	1.47	1.63	0.27	—	—	0.27	—	12.05	15.37	0.20	0.12	0.12	1.39	168,154	58
12-31-11	11.41	0.24•	(0.76)	(0.52)	0.20	—	—	0.20	—	10.69	(4.42)	0.12	0.12	0.12	2.10	140,503	71
See Accompanying Notes to Financial Statements
34

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio (continued)
Class S
06-30-16	11.43	0.03•	0.08	0.11	—	—	—	—	—	11.54	0.96	0.49	0.41	0.41	0.60	359,840	23
12-31-15	13.39	0.14•	(0.13)	0.01	0.42	1.55	—	1.97	—	11.43	(0.48)	0.49	0.42	0.42	1.10	383,233	46
12-31-14	14.13	0.16•	0.61	0.77	0.29	1.22	—	1.51	—	13.39	5.68	0.50	0.41	0.41	1.14	432,573	59
12-31-13	11.96	0.14•	2.28	2.42	0.25	—	—	0.25	—	14.13	20.35	0.49	0.38	0.38	1.08	485,103	74
12-31-12	10.61	0.13•	1.46	1.59	0.24	—	—	0.24	—	11.96	15.09	0.45	0.37	0.37	1.15	456,581	58
12-31-11	11.32	0.21	(0.74)	(0.53)	0.18	—	—	0.18	—	10.61	(4.61)	0.37	0.37	0.37	1.77	416,250	71
Class S2
06-30-16	11.07	0.02•	0.08	0.10	—	—	—	—	—	11.17	0.90	0.71	0.56	0.56	0.45	21,711	23
12-31-15	13.01	0.11•	(0.11)	0.00*	0.39	1.55	—	1.94	—	11.07	(0.62)	0.74	0.57	0.57	0.90	22,289	46
12-31-14	13.77	0.13•	0.60	0.73	0.27	1.22	—	1.49	—	13.01	5.50	0.75	0.56	0.56	0.95	31,331	59
12-31-13	11.66	0.11•	2.22	2.33	0.22	—	—	0.22	—	13.77	20.17	0.74	0.53	0.53	0.88	34,588	74
12-31-12	10.36	0.12•	1.42	1.54	0.24	—	—	0.24	—	11.66	14.97	0.70	0.52	0.52	1.07	36,830	58
12-31-11	11.08	0.19•	(0.73)	(0.54)	0.18	—	—	0.18	—	10.36	(4.79)	0.62	0.52	0.52	1.78	26,630	71
Class T
06-30-16	11.65	0.01•	0.08	0.09	—	—	—	—	—	11.74	0.77	0.97	0.86	0.86	0.15	587	23
12-31-15	13.50	0.09•	(0.15)	(0.06)	0.24	1.55	—	1.79	—	11.65	(1.00)	0.99	0.87	0.87	0.69	887	46
12-31-14	14.22	0.05•	0.67	0.72	0.22	1.22	—	1.44	—	13.50	5.26	1.00	0.86	0.86	0.32	864	59
12-31-13	12.02	0.06•	2.31	2.37	0.17	—	—	0.17	—	14.22	19.85	0.99	0.83	0.83	0.48	1,898	74
12-31-12	10.63	0.07•	1.47	1.54	0.15	—	—	0.15	—	12.02	14.59	0.95	0.82	0.82	0.61	2,561	58
12-31-11	11.33	0.15•	(0.73)	(0.58)	0.12	—	—	0.12	—	10.63	(5.06)	0.87	0.82	0.82	1.30	2,927	71
Voya Solution 2040 Portfolio
Class ADV
06-30-16	13.84	0.02•	0.10	0.12	—	—	—	—	—	13.96	0.87	1.07	0.66	0.66	0.27	4,355	44
12-31-15	14.89	0.25•	(0.26)	(0.01)	0.35	0.69	—	1.04	—	13.84	(0.33)	2.07	0.67	0.67	1.72	2,229	108
12-31-14	14.04	0.18•	0.73	0.91	0.01	0.05	—	0.06	—	14.89	6.51	3.66	0.67	0.67	1.23	701	80
12-31-13	12.45	0.08	2.58	2.66	0.21	0.89	—	1.10	0.03	14.04	22.31(c)	84.89	0.64	0.64	0.63	4	67
12-31-12	11.23	0.08	1.57	1.65	0.09	0.34	—	0.43	—	12.45	14.70	44.95	0.62	0.62	0.63	4	64
10-03-11(5) - 12-31-11	10.00	0.06	1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.62	0.62	2.25	3	10
Class I
06-30-16	14.07	0.06•	0.10	0.16	—	—	—	—	—	14.23	1.14	0.57	0.16	0.16	0.80	1,405	44
12-31-15	15.08	0.43•	(0.36)	0.07	0.39	0.69	—	1.08	—	14.07	0.22	1.57	0.17	0.17	3.06	487	108
12-31-14	14.14	0.17	0.82	0.99	—	0.05	—	0.05	—	15.08	7.04	3.16	0.17	0.17	1.14	5	80
12-31-13	12.52	0.15	2.60	2.75	0.27	0.89	—	1.16	0.03	14.14	22.99(c)	84.39	0.14	0.14	1.11	4	67
12-31-12	11.24	0.14	1.58	1.72	0.10	0.34	—	0.44	—	12.52	15.34	44.45	0.12	0.12	1.16	4	64
10-03-11(5) - 12-31-11	10.00	0.07	1.17	1.24	—	—	—	—	—	11.24	12.40	0.12	0.12	0.12	2.75	3	10
See Accompanying Notes to Financial Statements
35

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2040 Portfolio (continued)
Class S
06-30-16	14.03	0.03•	0.11	0.14	—	—	—	—	—	14.17	1.00	0.82	0.41	0.41	0.47	2,114	44
12-31-15	15.02	0.49•	(0.45)	0.04	0.34	0.69	—	1.03	—	14.03	0.03	1.82	0.42	0.42	3.50	610	108
12-31-14	14.15	0.13	0.79	0.92	—	0.05	—	0.05	—	15.02	6.54	3.41	0.42	0.42	0.90	5	80
12-31-13	12.48	0.11	2.59	2.70	0.17	0.89	—	1.06	0.03	14.15	22.57(c)	84.64	0.39	0.39	0.84	4	67
12-31-12	11.23	0.11	1.58	1.69	0.10	0.34	—	0.44	—	12.48	15.02	44.70	0.37	0.37	0.92	4	64
10-03-11(5) - 12-31-11	10.00	0.07	1.16	1.23	—	—	—	—	—	11.23	12.30	0.37	0.37	0.37	2.57	3	10
Class S2
06-30-16	13.90	0.02•	0.11	0.13	—	—	—	—	—	14.03	0.94	1.04	0.56	0.56	0.34	174	44
12-31-15	14.93	0.22•	(0.23)	(0.01)	0.33	0.69	—	1.02	—	13.90	(0.33)	2.07	0.57	0.57	1.46	9	108
12-31-14	14.05	0.11	0.82	0.93	—	0.05	—	0.05	—	14.93	6.66	3.66	0.57	0.57	0.76	5	80
12-31-13	12.47	0.10	2.56	2.66	0.22	0.89	—	1.11	0.03	14.05	22.30(c)	84.89	0.54	0.54	0.71	4	67
12-31-12	11.23	0.09	1.58	1.67	0.09	0.34	—	0.43	—	12.47	14.91	44.95	0.52	0.52	0.73	4	64
10-03-11(5) - 12-31-11	10.00	0.06	1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.52	0.52	2.36	3	10
Class T
06-30-16	13.81	0.00*•	0.11	0.11	—	—	—	—	—	13.92	0.80	1.30	0.86	0.86	0.02	7	44
12-31-15	14.85	0.10•	(0.16)	(0.06)	0.29	0.69	—	0.98	—	13.81	(0.66)	2.32	0.87	0.87	0.67	4	108
12-31-14	14.01	0.06	0.83	0.89	—	0.05	—	0.05	—	14.85	6.40	3.91	0.87	0.87	0.45	4	80
12-31-13	12.43	0.06	2.56	2.62	0.18	0.89	—	1.07	0.03	14.01	22.06(c)	85.14	0.84	0.84	0.41	4	67
12-31-12	11.22	0.05	1.58	1.63	0.08	0.34	—	0.42	—	12.43	14.56	45.20	0.82	0.82	0.43	4	64
10-03-11(5) - 12-31-11	10.00	0.05	1.17	1.22	—	—	—	—	—	11.22	12.20	0.87	0.82	0.82	2.06	3	10
Voya Solution 2045 Portfolio
Class ADV
06-30-16	11.15	0.01	0.04	0.05	—	—	—	—	—	11.20	0.45	0.75	0.69	0.69	0.09	187,755	24
12-31-15	13.60	0.07•	(0.11)	(0.04)	0.38	2.03	—	2.41	—	11.15	(1.15)	0.75	0.69	0.69	0.58	197,360	41
12-31-14	14.55	0.08•	0.73	0.81	0.22	1.54	—	1.76	—	13.60	5.84	0.74	0.68	0.68	0.55	237,641	58
12-31-13	11.98	0.06•	2.69	2.75	0.18	—	—	0.18	—	14.55	23.09	0.74	0.63	0.63	0.49	266,469	72
12-31-12	10.56	0.07•	1.53	1.60	0.18	—	—	0.18	—	11.98	15.23	0.70	0.62	0.62	0.60	239,901	50
12-31-11	11.29	0.14•	(0.76)	(0.62)	0.11	—	—	0.11	—	10.56	(5.42)	0.62	0.62	0.62	1.28	244,111	77
Class I
06-30-16	11.44	0.03•	0.04	0.07	—	—	—	—	—	11.51	0.61	0.25	0.19	0.19	0.60	174,525	24
12-31-15	13.90	0.15•	(0.12)	0.03	0.46	2.03	—	2.49	—	11.44	(0.59)	0.25	0.19	0.19	1.15	169,325	41
12-31-14	14.84	0.15	0.75	0.90	0.30	1.54	—	1.84	—	13.90	6.34	0.24	0.18	0.18	1.04	161,654	58
12-31-13	12.21	0.14•	2.74	2.88	0.25	—	—	0.25	—	14.84	23.74	0.24	0.13	0.13	1.07	158,048	72
12-31-12	10.76	0.11	1.58	1.69	0.24	—	—	0.24	—	12.21	15.81	0.20	0.12	0.12	1.11	124,166	50
12-31-11	11.51	0.21•	(0.80)	(0.59)	0.16	—	—	0.16	—	10.76	(5.02)	0.12	0.12	0.12	1.86	109,358	77
See Accompanying Notes to Financial Statements
36

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio (continued)
Class S
06-30-16	11.29	0.02•	0.04	0.06	—	—	—	—	—	11.35	0.53	0.50	0.44	0.44	0.34	254,475	24
12-31-15	13.76	0.12	(0.14)	(0.02)	0.42	2.03	—	2.45	—	11.29	(0.95)	0.50	0.44	0.44	0.85	270,222	41
12-31-14	14.70	0.12•	0.73	0.85	0.25	1.54	—	1.79	—	13.76	6.10	0.49	0.43	0.43	0.83	301,617	58
12-31-13	12.10	0.10•	2.72	2.82	0.22	—	—	0.22	—	14.70	23.45	0.49	0.38	0.38	0.74	350,686	72
12-31-12	10.67	0.11	1.53	1.64	0.21	—	—	0.21	—	12.10	15.47	0.45	0.37	0.37	0.91	313,757	50
12-31-11	11.40	0.18	(0.78)	(0.60)	0.13	—	—	0.13	—	10.67	(5.14)	0.37	0.37	0.37	1.51	277,998	77
Class S2
06-30-16	11.04	0.01	0.05	0.06	—	—	—	—	—	11.10	0.54	0.72	0.59	0.59	0.19	13,226	24
12-31-15	13.49	0.08•	(0.11)	(0.03)	0.39	2.03	—	2.42	—	11.04	(1.07)	0.75	0.59	0.59	0.65	13,402	41
12-31-14	14.45	0.09•	0.72	0.81	0.23	1.54	—	1.77	—	13.49	5.87	0.74	0.58	0.58	0.67	19,353	58
12-31-13	11.89	0.07•	2.68	2.75	0.19	—	—	0.19	—	14.45	23.26	0.74	0.53	0.53	0.52	19,968	72
12-31-12	10.49	0.09•	1.51	1.60	0.20	—	—	0.20	—	11.89	15.37	0.70	0.52	0.52	0.76	22,458	50
12-31-11	11.24	0.16•	(0.77)	(0.61)	0.14	—	—	0.14	—	10.49	(5.38)	0.62	0.52	0.52	1.49	19,318	77
Class T
06-30-16	11.46	(0.01)•	0.04	0.03	—	—	—	—	—	11.49	0.26	0.98	0.89	0.89	(0.11)	382	24
12-31-15	13.77	0.06•	(0.13)	(0.07)	0.21	2.03	—	2.24	—	11.46	(1.31)	1.00	0.89	0.89	0.44	393	41
12-31-14	14.73	(0.00)*•	0.78	0.78	0.20	1.54	—	1.74	—	13.77	5.53	0.99	0.88	0.88	(0.00)*	376	58
12-31-13	12.10	0.04•	2.72	2.76	0.13	—	—	0.13	—	14.73	22.93	0.99	0.83	0.83	0.27	1,068	72
12-31-12	10.63	0.02•	1.57	1.59	0.12	—	—	0.12	—	12.10	14.98	0.95	0.82	0.82	0.21	936	50
12-31-11	11.35	0.11•	(0.75)	(0.64)	0.08	—	—	0.08	—	10.63	(5.63)	0.87	0.82	0.82	0.98	1,367	77
Voya Solution 2050 Portfolio
Class ADV
06-30-16	13.86	0.01•	0.06	0.07	—	—	—	—	—	13.93	0.51	1.37	0.68	0.68	0.20	2,349	45
12-31-15	14.95	0.18•	(0.19)	(0.01)	0.35	0.73	—	1.08	—	13.86	(0.33)	3.24	0.69	0.69	1.22	960	67
12-31-14	14.16	0.17•	0.74	0.91	0.01	0.11	—	0.12	—	14.95	6.49	6.49	0.68	0.68	1.15	355	51
12-31-13	12.44	0.06	2.70	2.76	0.19	0.88	—	1.07	0.03	14.16	23.18(d)	84.37	0.64	0.64	0.48	4	65
12-31-12	11.23	0.07	1.59	1.66	0.09	0.36	—	0.45	—	12.44	14.78	41.76	0.62	0.62	0.56	4	59
10-03-11(5) - 12-31-11	10.00	0.06	1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.62	0.62	2.22	3	12
Class I
06-30-16	14.13	0.05•	0.06	0.11	—	—	—	—	—	14.24	0.78	0.87	0.18	0.18	0.72	809	45
12-31-15	15.15	0.53•	(0.43)	0.10	0.39	0.73	—	1.12	—	14.13	0.38	2.74	0.19	0.19	3.80	387	67
12-31-14	14.26	0.14	0.86	1.00	—	0.11	—	0.11	—	15.15	7.04	5.99	0.18	0.18	0.97	5	51
12-31-13	12.51	0.13	2.73	2.86	0.26	0.88	—	1.14	0.03	14.26	23.84(d)	84.87	0.14	0.14	0.98	4	65
12-31-12	11.24	0.13	1.60	1.73	0.10	0.36	—	0.46	—	12.51	15.42	41.26	0.12	0.12	1.09	4	59
10-03-11(5) - 12-31-11	10.00	0.07	1.17	1.24	—	—	—	—	—	11.24	12.40	0.12	0.12	0.12	2.73	3	12
See Accompanying Notes to Financial Statements
37

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2050 Portfolio (continued)
Class S
06-30-16	14.06	0.03•	0.06	0.09	—	—	—	—	—	14.15	0.64	1.12	0.43	0.43	0.48	1,165	45
12-31-15	15.09	0.38•	(0.34)	0.04	0.34	0.73	—	1.07	—	14.06	0.00	2.99	0.44	0.44	2.70	317	67
12-31-14	14.25	0.13	0.82	0.95	—	0.11	—	0.11	—	15.09	6.69	6.24	0.43	0.43	0.87	5	51
12-31-13	12.46	0.09	2.71	2.80	0.16	0.88	—	1.04	0.03	14.25	23.37(d)	84.12	0.39	0.39	0.66	4	65
12-31-12	11.23	0.10	1.59	1.69	0.10	0.36	—	0.46	—	12.46	15.01	41.51	0.37	0.37	0.84	4	59
10-03-11(5) - 12-31-11	10.00	0.06	1.17	1.23	—	—	—	—	—	11.23	12.30	0.37	0.37	0.37	2.32	3	12
Class S2
06-30-16	13.93	0.02•	0.06	0.08	—	—	—	—	—	14.01	0.57	1.34	0.58	0.58	0.33	86	45
12-31-15	14.97	0.13•	(0.11)	0.02	0.33	0.73	—	1.06	—	13.93	(0.17)	3.24	0.59	0.59	0.89	9	67
12-31-14	14.15	0.08	0.85	0.93	—	0.11	—	0.11	—	14.97	6.59	6.49	0.58	0.58	0.58	5	51
12-31-13	12.45	0.08	2.68	2.76	0.21	0.88	—	1.09	0.03	14.15	23.09(d)	84.37	0.54	0.54	0.58	4	65
12-31-12	11.23	0.08	1.59	1.67	0.09	0.36	—	0.45	—	12.45	14.90	41.76	0.52	0.52	0.66	4	59
10-03-11(5) - 12-31-11	10.00	0.06	1.17	1.23	—	—	—	—	—	11.23	12.30	0.62	0.52	0.52	2.34	3	12
Class T
06-30-16	13.88	(0.00)*•	0.06	0.06	—	—	—	—	—	13.94	0.43	1.60	0.88	0.88	(0.05)	6	45
12-31-15	14.95	0.08	(0.13)	(0.05)	0.29	0.73	—	1.02	—	13.88	(0.60)	3.49	0.89	0.89	0.51	4	67
12-31-14	14.17	0.04	0.85	0.89	—	0.11	—	0.11	—	14.95	6.30	6.74	0.88	0.88	0.28	5	51
12-31-13	12.42	0.04	2.73	2.77	0.17	0.88	—	1.05	0.03	14.17	23.28(d)	84.62	0.84	0.84	0.26	4	65
12-31-12	11.22	0.04	1.60	1.64	0.08	0.36	—	0.44	—	12.42	14.65	42.01	0.82	0.82	0.36	4	59
10-03-11(5) - 12-31-11	10.00	0.05	1.17	1.22	—	—	—	—	—	11.22	12.20	0.87	0.82	0.82	2.03	3	12
Voya Solution 2055 Portfolio
Class ADV
06-30-16	12.52	0.00*•	0.05	0.05	—	—	—	—	—	12.57	0.40	0.76	0.70	0.70	0.01	42,528	33
12-31-15	14.27	0.08•	(0.17)	(0.09)	0.32	1.34	—	1.66	—	12.52	(1.15)	0.76	0.70	0.70	0.61	41,770	41
12-31-14	14.46	0.09•	0.76	0.85	0.18	0.86	—	1.04	—	14.27	6.03	0.77	0.68	0.68	0.60	38,558	72
12-31-13	12.05	0.08•	2.69	2.77	0.14	0.22	—	0.36	—	14.46	23.19	0.76	0.63	0.63	0.61	34,195	73
12-31-12	10.66	0.09•	1.52	1.61	0.10	0.12	—	0.22	—	12.05	15.27	0.72	0.62	0.62	0.78	19,927	55
12-31-11	11.34	0.17•	(0.79)	(0.62)	0.03	0.03	—	0.06	—	10.66	(5.45)	0.62	0.62	0.62	1.58	11,461	81
Class I
06-30-16	12.74	0.03•	0.05	0.08	—	—	—	—	—	12.82	0.63	0.26	0.20	0.20	0.52	40,953	33
12-31-15	14.49	0.17•	(0.19)	(0.02)	0.39	1.34	—	1.73	—	12.74	(0.67)	0.26	0.20	0.20	1.22	36,692	41
12-31-14	14.65	0.17•	0.76	0.93	0.23	0.86	—	1.09	—	14.49	6.56	0.27	0.18	0.18	1.15	24,787	72
12-31-13	12.17	0.17•	2.71	2.88	0.18	0.22	—	0.40	—	14.65	23.89	0.26	0.13	0.13	1.24	16,948	73
12-31-12	10.74	0.14•	1.54	1.68	0.13	0.12	—	0.25	—	12.17	15.80	0.22	0.12	0.12	1.21	8,034	55
12-31-11	11.37	0.24•	(0.80)	(0.56)	0.04	0.03	—	0.07	—	10.74	(4.91)	0.12	0.12	0.12	2.16	4,746	81
See Accompanying Notes to Financial Statements
38

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio (continued)
Class S
06-30-16	12.62	0.02•	0.04	0.06	—	—	—	—	—	12.68	0.48	0.51	0.45	0.45	0.26	47,028	33
12-31-15	14.37	0.12•	(0.17)	(0.05)	0.36	1.34	—	1.70	—	12.62	(0.87)	0.51	0.45	0.45	0.86	46,913	41
12-31-14	14.55	0.14•	0.74	0.88	0.20	0.86	—	1.06	—	14.37	6.25	0.52	0.43	0.43	0.93	43,206	72
12-31-13	12.11	0.12•	2.70	2.82	0.16	0.22	—	0.38	—	14.55	23.52	0.51	0.38	0.38	0.90	37,658	73
12-31-12	10.70	0.13•	1.52	1.65	0.12	0.12	—	0.24	—	12.11	15.53	0.47	0.37	0.37	1.14	22,055	55
12-31-11	11.35	0.20•	(0.78)	(0.58)	0.04	0.03	—	0.07	—	10.70	(5.13)	0.37	0.37	0.37	1.77	10,061	81
Class S2
06-30-16	12.56	0.01•	0.04	0.05	—	—	—	—	—	12.61	0.40	0.73	0.60	0.60	0.11	3,064	33
12-31-15	14.31	0.10	(0.17)	(0.07)	0.34	1.34	—	1.68	—	12.56	(1.04)	0.76	0.60	0.60	0.71	3,014	41
12-31-14	14.50	0.11•	0.75	0.86	0.19	0.86	—	1.05	—	14.31	6.12	0.77	0.58	0.58	0.78	3,071	72
12-31-13	12.07	0.10•	2.69	2.79	0.14	0.22	—	0.36	—	14.50	23.36	0.76	0.53	0.53	0.72	2,250	73
12-31-12	10.68	0.10•	1.52	1.62	0.11	0.12	—	0.23	—	12.07	15.30	0.72	0.52	0.52	0.90	1,294	55
12-31-11	11.34	0.19•	(0.79)	(0.60)	0.03	0.03	—	0.06	—	10.68	(5.26)	0.62	0.52	0.52	1.73	745	81
Class T
06-30-16	12.78	(0.01)•	0.04	0.03	—	—	—	—	—	12.81	0.23	0.99	0.90	0.90	(0.16)	15	33
12-31-15	14.25	0.08•	(0.21)	(0.13)	—	1.34	—	1.34	—	12.78	(1.36)	1.01	0.90	0.90	0.56	9	41
12-31-14	14.44	(0.06)•	0.90	0.84	0.17	0.86	—	1.03	—	14.25	6.00	1.02	0.88	0.88	(0.40)	5	72
12-31-13	12.06	0.14•	2.61	2.75	0.15	0.22	—	0.37	—	14.44	23.00	1.01	0.83	0.83	1.02	68	73
12-31-12	10.65	0.06•	1.52	1.58	0.05	0.12	—	0.17	—	12.06	14.95	0.97	0.82	0.82	0.54	12	55
12-31-11	11.31	0.11	(0.74)	(0.63)	0.00*	0.03	—	0.03	—	10.65	(5.56)	0.87	0.82	0.82	0.94	7	81
Voya Solution 2060 Portfolio
Class ADV
06-30-16	9.89	0.01•	0.04	0.05	—	—	—	—	—	9.94	0.51	2.62	0.69	0.69	0.19	738	52
02-09-15(5) - 12-31-15	10.00	0.25•	(0.36)	(0.11)	—	—	—	—	—	9.89	(1.10)	19.06	0.70	0.70	2.85	191	78
Class I
06-30-16	9.92	0.03•	0.03	0.06	—	—	—	—	—	9.98	0.60	2.12	0.19	0.19	0.59	671	52
02-09-15(5) - 12-31-15	10.00	0.27•	(0.35)	(0.08)	—	—	—	—	—	9.92	(0.80)	18.56	0.20	0.20	3.11	317	78
Class S
06-30-16	9.86	0.02•	0.04	0.06	—	—	—	—	—	9.92	0.61	2.37	0.44	0.44	0.37	408	52
02-09-15(5) - 12-31-15	10.00	0.27•	(0.41)	(0.14)	—	—	—	—	—	9.86	(1.40)	18.81	0.45	0.45	3.06	140	78
Class S2
06-30-16	9.89	0.01•	0.03	0.04	—	—	—	—	—	9.93	0.40	2.59	0.59	0.59	0.15	46	52
02-09-15(5) - 12-31-15	10.00	0.24•	(0.35)	(0.11)	—	—	—	—	—	9.89	(1.10)	19.06	0.60	0.60	2.66	26	78
Class T
06-30-16	9.86	(0.01)	0.03	0.02	—	—	—	—	—	9.88	0.20	2.85	0.89	0.89	(0.13)	3	52
02-09-15(5) - 12-31-15	10.00	0.05	(0.19)	(0.14)	—	—	—	—	—	9.86	(1.40)	19.31	0.90	0.90	0.58	3	78
See Accompanying Notes to Financial Statements
39

Financial Highlights (Unaudited) (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2020 Portfolio $22 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 12.88%, 13.71%, 13.33%, 13.25% and 13.15% on Classes ADV, I, S, S2 and T, respectively.

(b)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2030 Portfolio $33 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 18.46%, 19,19%, 18.72%, 18.37% and 18.69% on Classes ADV, I, S, S2 and T, respectively.

(c)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2040 Portfolio $39 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 22.09%, 22.76%, 22.35%, 22.07% and 21.84% on Classes ADV, I, S, S2 and T, respectively.

(d)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2050 Portfolio $40 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 22.95%, 23.61%, 23.14%, 22.86% and 23.05% on Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The series of the Company serve as investment options in underlying variable annuity contracts and variable life insurance policies offered by Directed Services LLC. The Company currently consists of forty-one active separate investment series. The fifteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2020 Portfolio (“Solution 2020”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”) and Voya Solution 2060 Portfolio (“Solution 2060”). Each Portfolio is a diversified series of the Company.
Solution 2020, Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055 and Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), Service 2 (“Class S2”) and Class T; however each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company and an affiliate of Voya Investments, LLC, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the period ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2016, certain Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Certain Portfolios also purchased futures contracts on U.S. Treasury Notes and sold futures contracts on equity indices as part of their tactical asset allocation strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2016, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts purchased and sold for Solution Balanced, Solution Income, Solution Moderately Aggressive, Solution Moderately Conservative, Solution 2025, Solution 2035, Solution 2045 and Solution 2055.
There were no open futures contracts purchased or sold for the remaining Portfolios.
	Purchased	Sold
Solution Aggressive	$—	$102,417
Solution Balanced	750,254	725,301
Solution Conservative	—	307,250
Solution Income	7,402,840	6,598,094
Solution Moderately Aggressive	10,778,258	9,377,247
Solution Moderately Conservative	599,950	578,505
Solution 2020	—	307,250
Solution 2025	12,825,992	11,965,833
Solution 2030	—	204,833
Solution 2035	13,256,670	11,728,937
Solution 2040	—	204,833
Solution 2045	9,422,766	8,713,965
Solution 2050	—	102,417
Solution 2055	2,164,613	2,147,312
H. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.
I. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2016, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Solution Aggressive	$3,194,868	$2,425,867
Solution Balanced	15,400,150	22,663,745
Solution Conservative	5,127,119	5,013,351
Solution Income	130,773,560	203,792,187
Solution Moderately Aggressive	208,132,211	280,822,027
Solution Moderately Conservative	14,485,975	23,805,302
Solution 2020	12,558,904	6,803,045
Solution 2025	206,500,076	302,176,780
Solution 2030	7,274,758	2,393,572
Solution 2035	200,662,038	275,256,004
Solution 2040	6,628,029	2,299,559
Solution 2045	148,357,446	190,033,355
Solution 2050	3,798,862	1,267,554
Solution 2055	42,685,139	42,264,431
Solution 2060	1,702,476	602,280

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the 12b-1 Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and effective May 1, 2016, each Portfolio makes payments to the Distributor at an annual rate of 0.15% and 0.45% of each Portfolio’s average daily net assets attributable to its Class S2 and Class T shares, respectively. Prior to May 1, 2016, the distribution fee on Class S2 shares was 0.25% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.10%, so that the actual fee paid by Class S2 shares of the Portfolios was an annual rate of 0.15%. Prior to May 1, 2016, the distribution fee on Class T shares was 0.50% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.05%, so that the actual fee paid by Class T shares of each applicable Portfolio was an annual rate of 0.45%.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Solution Aggressive	6.71%
	Solution Conservative	9.16
	Solution Income	32.29
	Solution 2020	13.97
	Solution 2025	28.71
	Solution 2030	18.28
	Solution 2035	28.52
	Solution 2040	19.38
	Solution 2045	26.00
	Solution 2050	21.36
	Solution 2055	24.77
	Solution 2060	19.27
Voya Insurance and Annuity Company	Solution Moderately Aggressive	92.84
Voya Retirement Insurance and Annuity Company	Solution Aggressive	93.18
	Solution Balanced	95.76
	Solution Conservative	90.80
	Solution Income	63.21
	Solution Moderately Conservative	95.11
	Solution 2020	86.00
	Solution 2025	68.56
	Solution 2030	80.88
	Solution 2035	69.88
	Solution 2040	80.51
	Solution 2045	72.82
	Solution 2050	78.44
	Solution 2055	75.23
	Solution 2060	80.57
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:
Portfolio(1)	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	0.89%	1.14%	1.29%	N/A
Solution Balanced	1.30%	0.80%	0.80%	1.05%	1.20%	N/A
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%	N/A
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%	1.38%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative	1.24%	0.74%	0.74%	0.99%	1.14%	N/A
Solution 2020	1.26%	0.76%	N/A	1.01%	1.16%	1.46%
Solution 2025	1.30%	0.80%	N/A	1.05%	1.20%	1.50%
Solution 2030	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2035	1.37%	0.87%	N/A	1.12%	1.27%	1.57%
Solution 2040	1.38%	0.88%	N/A	1.13%	1.28%	1.58%
Solution 2045	1.39%	0.89%	N/A	1.14%	1.29%	1.59%
Solution 2050	1.39%	0.89%	N/A	1.14%	1.29%	1.59%
Solution 2055	1.39%	0.89%	N/A	1.14%	1.29%	1.59%
Solution 2060	1.39%	0.89%	N/A	1.14%	1.29%	1.59%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2016 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2017	2018	2019	Total
Solution Aggressive	$33,792	$6,393	$13,587	$53,772
Solution Balanced	78,537	61,481	66,004	206,022
Solution Conservative	39,808	39,838	34,948	114,594
Solution Income	245,372	207,178	550,313	1,002,863
Solution Moderately Aggressive	48,172	30,534	287,331	366,037
Solution Moderately Conservative	73,673	52,617	53,631	179,921
Solution 2020	14,759	15,220	23,352	53,331
Solution 2025	1,498,398	1,084,901	936,710	3,520,009
Solution 2030	14,796	15,608	19,161	49,565
Solution 2035	1,167,769	712,047	750,730	2,630,546
Solution 2040	17,268	12,390	20,590	50,248
Solution 2045	706,633	380,333	348,768	1,435,734
Solution 2050	16,431	13,209	19,144	48,784
Solution 2055	97,972	70,324	79,138	247,434
Solution 2060	—	10,564	29,698	40,262
The Expense Limitation Agreement is contractual through May 1, 2018 for all Portfolios (except for Solution Aggressive and Solution 2060, which are through May 1, 2017) and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank

47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2016 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Moderately Aggressive	2	$565,500	1.40%
Solution 2035	1	539,000	1.38
Solution 2045	1	535,000	1.38

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2016	33,279	—	—	(45,556)	(12,277)	364,130	—	—	(505,860)	(141,730)
12/31/2015	133,363	—	12,054	(115,116)	30,301	1,640,492	—	143,443	(1,390,895)	393,040
Class I
6/30/2016	1,262	—	—	(230)	1,032	14,077	—	—	(2,653)	11,424
12/31/2015	10,343	—	569	—*	10,912	131,149	—	6,885	—*	138,034
Class R6
5/2/2016(1) - 6/30/2016	257	—	—	—	257	3,000	—	—	—	3,000
Class S
6/30/2016	107,364	—	—	(19,102)	88,262	1,205,519	—	—	(217,380)	988,139
12/31/2015	160,428	—	10,900	(74,471)	96,857	2,006,952	—	130,802	(908,941)	1,228,813
Class S2
6/30/2016	10,784	—	—	(3,200)	7,584	118,536	—	—	(35,753)	82,783
12/31/2015	9,858	—	715	(2,113)	8,460	121,049	—	8,504	(25,714)	103,839
Solution Balanced
Class ADV
6/30/2016	109,380	—	—	(616,776)	(507,396)	1,012,851	—	—	(5,812,018)	(4,799,167)
12/31/2015	205,961	—	299,144	(505,975)	(870)	2,108,871	—	2,904,687	(5,124,403)	(110,845)
Class I
6/30/2016	2,561	—	—	(163)	2,398	24,719	—	—	(1,600)	23,119
12/31/2015	4,324	—	515	(926)	3,913	46,241	—	5,169	(9,949)	41,461
Class R6
5/2/2016(1) - 6/30/2016	303	—	—	—	303	3,000	—	—	—	3,000
Class S
6/30/2016	158,729	—	—	(279,076)	(120,347)	1,499,779	—	—	(2,671,200)	(1,171,421)
12/31/2015	344,977	—	257,785	(395,322)	207,440	3,597,100	—	2,536,602	(4,028,864)	2,104,838
Class S2
6/30/2016	7,392	—	—	(14,549)	(7,157)	69,638	—	—	(135,861)	(66,223)
12/31/2015	13,992	—	6,751	(22,742)	(1,999)	147,579	—	66,297	(237,531)	(23,655)
Solution Conservative
Class ADV
6/30/2016	67,229	—	—	(90,374)	(23,145)	717,945	—	—	(969,097)	(251,152)
12/31/2015	125,281	—	56,542	(393,073)	(211,250)	1,387,230	—	602,741	(4,271,194)	(2,281,223)
48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Conservative (continued)
Class I
6/30/2016	1,134	—	—	(134)	1,000	12,306	—	—	(1,466)	10,840
12/31/2015	471	—	50	(150)	371	5,234	—	539	(1,600)	4,173
Class R6
5/2/2016(1) - 6/30/2016	273	—	—	—	273	3,000	—	—	—	3,000
Class S
6/30/2016	100,136	—	—	(40,810)	59,326	1,070,104	—	—	(439,773)	630,331
12/31/2015	106,243	—	33,166	(135,562)	3,847	1,174,400	—	355,539	(1,457,964)	71,975
Class S2
6/30/2016	13,466	—	—	(6,203)	7,263	142,475	—	—	(65,357)	77,118
12/31/2015	12,292	—	2,075	(8,244)	6,123	137,650	—	22,148	(90,134)	69,664
Solution Income
Class ADV
6/30/2016	517,850	—	—	(2,715,165)	(2,197,315)	5,664,902	—	—	(29,483,321)	(23,818,419)
12/31/2015	875,501	17,732,399	422,310	(3,417,878)	15,612,332	8,937,303	196,406,386	4,683,419	(38,302,807)	171,724,301
Class I
6/30/2016	615,965	—	—	(1,058,283)	(442,318)	6,882,449	—	—	(11,754,130)	(4,871,681)
12/31/2015	882,319	7,086,887	133,536	(1,219,110)	6,883,632	9,761,205	80,072,506	1,510,290	(13,921,933)	77,422,068
Class S
6/30/2016	341,025	—	—	(2,787,858)	(2,446,833)	3,791,507	—	—	(30,851,030)	(27,059,523)
12/31/2015	522,004	18,628,555	296,033	(3,844,837)	15,601,755	4,991,798	209,005,049	3,324,455	(43,039,025)	174,282,277
Class S2
6/30/2016	56,330	—	—	(271,422)	(215,092)	605,133	—	—	(2,957,406)	(2,352,273)
12/31/2015	75,965	1,451,787	23,159	(494,983)	1,055,928	776,050	15,898,957	253,821	(5,406,925)	11,521,903
Class T
6/30/2016	6,869	—	—	(61,822)	(54,953)	79,799	—	—	(716,033)	(636,234)
12/31/2015	516	63,207	426	(118)	64,031	2,119	733,182	4,945	(1,330)	738,916
Solution Moderately Aggressive
Class ADV
6/30/2016	188,381	—	—	(740,037)	(551,656)	2,085,789	—	—	(8,239,560)	(6,153,771)
12/31/2015	356,971	1,149,017	222,861	(468,829)	1,260,020	4,325,948	13,430,897	2,614,164	(5,579,778)	14,791,231
Class I
6/30/2016	19,039	—	—	(23,280)	(4,241)	211,621	—	—	(256,506)	(44,885)
12/31/2015	25,830	388,400	963	(66,689)	348,504	300,505	4,613,738	11,481	(761,743)	4,163,981
Class R6
5/2/2016(1) - 6/30/2016	260	—	—	—	260	3,000	—	—	—	3,000
Class S
6/30/2016	316,869	—	—	(4,482,250)	(4,165,381)	3,518,674	—	—	(49,395,504)	(45,876,830)
12/31/2015	323,918	67,391,670	117,010	(5,264,540)	62,568,058	3,970,666	794,400,426	1,384,232	(59,897,867)	739,857,457
Class S2
6/30/2016	14,710	—	—	(26,358)	(11,648)	161,482	—	—	(295,703)	(134,221)
12/31/2015	24,794	—	10,593	(4,868)	30,519	318,836	—	125,106	(62,765)	381,177
Solution Moderately Conservative
Class ADV
6/30/2016	223,165	—	—	(1,091,414)	(868,249)	2,105,548	—	—	(10,482,347)	(8,376,799)
12/31/2015	516,666	—	191,286	(467,114)	240,838	5,235,276	—	1,868,868	(4,766,056)	2,338,088
Class I
6/30/2016	179	—	—	—*	179	1,783	—	—	—*	1,783
12/31/2015	152	—	327	(293)	186	1,610	—	3,324	(2,963)	1,971
Class R6
5/2/2016(1) - 6/30/2016	295	—	—	—	295	3,000	—	—	—	3,000
49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Moderately Conservative (continued)
Class S
6/30/2016	165,090	—	—	(160,637)	4,453	1,604,099	—	—	(1,574,762)	29,337
12/31/2015	261,617	—	174,769	(467,681)	(31,295)	2,714,729	—	1,744,197	(4,948,852)	(489,926)
Class S2
6/30/2016	14,261	—	—	(14,042)	219	139,607	—	—	(135,488)	4,119
12/31/2015	13,745	—	8,024	(23,916)	(2,147)	144,059	—	79,359	(236,253)	(12,835)
Solution 2020
Class ADV
6/30/2016	489,452	—	—	(94,840)	394,612	5,640,631	—	—	(1,108,854)	4,531,777
12/31/2015	270,401	—	2,746	(77,349)	195,798	3,166,134	—	32,568	(972,350)	2,226,352
Class I
6/30/2016	209,985	—	—	(127,479)	82,506	2,467,933	—	—	(1,489,751)	978,182
12/31/2015	198,327	—	—*	(16,085)	182,242	2,346,484	—	2	(189,304)	2,157,182
Class S
6/30/2016	165,006	—	—	(81,586)	83,420	1,918,296	—	—	(962,834)	955,462
12/31/2015	361,539	—	—*	(10,564)	350,975	4,284,726	—	2	(126,396)	4,158,332
Class S2
6/30/2016	2,332	—	—	(24,993)	(22,661)	27,279	—	—	(287,210)	(259,931)
12/31/2015	24,151	—	—*	(303)	23,848	285,566	—	1	(3,557)	282,010
Class T
6/30/2016	107	—	—	—*	107	1,208	—	—	(6)	1,202
12/31/2015	50	—	—*	—*	50	578	—	1	—*	579
Solution 2025
Class ADV
6/30/2016	734,126	—	—	(3,506,600)	(2,772,474)	8,118,276	—	—	(38,547,187)	(30,428,911)
12/31/2015	1,784,495	—	4,330,092	(8,031,558)	(1,916,971)	22,123,192	—	49,925,958	(100,164,909)	(28,115,759)
Class I
6/30/2016	1,725,158	—	—	(1,648,342)	76,816	19,447,069	—	—	(18,416,986)	1,030,083
12/31/2015	4,602,193	—	2,479,049	(4,243,398)	2,837,844	58,869,833	—	29,227,991	(51,960,653)	36,137,171
Class S
6/30/2016	968,772	—	—	(4,288,301)	(3,319,529)	10,790,736	—	—	(47,885,774)	(37,095,038)
12/31/2015	2,603,333	—	5,152,653	(8,206,295)	(450,309)	33,211,859	—	60,182,986	(101,006,412)	(7,611,567)
Class S2
6/30/2016	147,435	—	—	(381,190)	(233,755)	1,610,483	—	—	(4,196,309)	(2,585,826)
12/31/2015	315,246	—	352,939	(920,180)	(251,995)	3,768,785	—	4,019,974	(11,275,404)	(3,486,645)
Class T
6/30/2016	894	—	—	(820)	74	10,095	—	—	(9,647)	448
12/31/2015	2,283	—	8,190	(4,788)	5,685	28,405	—	98,029	(57,754)	68,680
Solution 2030
Class ADV
6/30/2016	250,693	—	—	(23,118)	227,575	3,264,205	—	—	(303,996)	2,960,209
12/31/2015	121,446	—	1,136	(15,299)	107,283	1,623,383	—	15,542	(204,869)	1,434,056
Class I
6/30/2016	95,245	—	—	(49,499)	45,746	1,270,183	—	—	(653,959)	616,224
12/31/2015	66,974	—	277	(3,574)	63,677	906,574	—	3,851	(48,330)	862,095
Class S
6/30/2016	120,528	—	—	(14,164)	106,364	1,603,228	—	—	(187,443)	1,415,785
12/31/2015	110,273	—	—*	(2,338)	107,935	1,483,479	—	1	(31,713)	1,451,767
Class S2
6/30/2016	10,447	—	—	(58)	10,389	138,724	—	—	(800)	137,924
12/31/2015	2,769	—	—*	—*	2,769	36,883	—	1	(1)	36,883
Class T
6/30/2016	135	—	—	(1)	134	1,669	—	—	(13)	1,656
12/31/2015	—	—	—*	—	—*	1	—	1	—	2
50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2035
Class ADV
6/30/2016	906,306	—	—	(2,799,901)	(1,893,595)	9,981,193	—	—	(30,775,980)	(20,794,787)
12/31/2015	1,648,550	—	4,028,320	(6,140,085)	(463,215)	20,918,739	—	47,332,753	(77,942,642)	(9,691,150)
Class I
6/30/2016	1,643,866	—	—	(1,756,808)	(112,942)	18,466,610	—	—	(19,716,386)	(1,249,776)
12/31/2015	4,738,743	—	2,922,587	(4,667,888)	2,993,442	62,332,893	—	35,100,277	(58,410,906)	39,022,264
Class S
6/30/2016	1,199,707	—	—	(3,549,349)	(2,349,642)	13,354,570	—	—	(39,477,802)	(26,123,232)
12/31/2015	3,466,195	—	5,186,236	(7,427,892)	1,224,539	45,578,722	—	61,716,210	(92,846,886)	14,448,046
Class S2
6/30/2016	132,252	—	—	(201,775)	(69,523)	1,426,429	—	—	(2,203,376)	(776,947)
12/31/2015	248,552	—	314,052	(957,055)	(394,451)	3,153,713	—	3,624,166	(12,335,819)	(5,557,940)
Class T
6/30/2016	1,137	—	—	(27,261)	(26,124)	12,824	—	—	(316,697)	(303,873)
12/31/2015	3,744	—	9,518	(1,193)	12,069	47,267	—	115,739	(16,211)	146,795
Solution 2040
Class ADV
6/30/2016	183,434	—	—	(32,570)	150,864	2,494,310	—	—	(428,781)	2,065,529
12/31/2015	125,000	—	3,947	(14,900)	114,047	1,767,906	—	56,875	(214,750)	1,610,031
Class I
6/30/2016	70,866	—	—	(6,751)	64,115	960,339	—	—	(93,679)	866,660
12/31/2015	46,988	—	—*	(12,663)	34,325	657,777	—	2	(179,143)	478,636
Class S
6/30/2016	127,012	—	—	(21,275)	105,737	1,757,316	—	—	(295,292)	1,462,024
12/31/2015	71,111	—	—*	(27,951)	43,160	985,441	—	1	(394,972)	590,470
Class S2
6/30/2016	16,130	—	—	(4,373)	11,757	220,714	—	—	(61,525)	159,189
12/31/2015	379	—	—*	—*	379	5,239	—	1	—*	5,240
Class T
6/30/2016	173	—	—	(1)	172	2,251	—	—	(10)	2,241
12/31/2015	23	—	—*	—*	23	324	—	1	—*	325
Solution 2045
Class ADV
6/30/2016	711,945	—	—	(1,642,216)	(930,271)	7,742,565	—	—	(17,678,576)	(9,936,011)
12/31/2015	1,428,372	—	3,182,631	(4,384,453)	226,550	18,126,746	—	37,173,134	(56,697,016)	(1,397,136)
Class I
6/30/2016	1,581,708	—	—	(1,226,944)	354,764	17,473,666	—	—	(13,650,247)	3,823,419
12/31/2015	4,101,908	—	2,652,131	(3,574,117)	3,179,922	54,184,542	—	31,692,964	(45,385,554)	40,491,952
Class S
6/30/2016	1,066,755	—	—	(2,581,328)	(1,514,573)	11,634,536	—	—	(28,255,273)	(16,620,737)
12/31/2015	2,210,545	—	4,403,023	(4,610,924)	2,002,644	29,434,671	—	52,043,735	(58,237,822)	23,240,584
Class S2
6/30/2016	136,505	—	—	(157,981)	(21,476)	1,469,430	—	—	(1,717,392)	(247,962)
12/31/2015	204,790	—	229,034	(654,820)	(220,996)	2,608,223	—	2,647,631	(8,652,212)	(3,396,358)
Class T
6/30/2016	1,240	—	—	(2,303)	(1,063)	13,473	—	—	(26,183)	(12,710)
12/31/2015	2,952	—	5,142	(1,077)	7,017	36,749	—	61,758	(14,474)	84,033
Solution 2050
Class ADV
6/30/2016	112,957	—	—	(13,589)	99,368	1,531,247	—	—	(175,227)	1,356,020
12/31/2015	49,242	—	2,002	(5,700)	45,544	691,029	—	28,848	(82,795)	637,082
Class I
6/30/2016	49,766	—	—	(20,329)	29,437	687,589	—	—	(279,677)	407,912
12/31/2015	35,144	—	—*	(8,035)	27,109	499,073	—	1	(114,137)	384,937
51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2050 (continued)
Class S
6/30/2016	69,466	—	—	(9,745)	59,721	952,817	—	—	(136,752)	816,065
12/31/2015	24,707	—	—*	(2,441)	22,266	345,483	—	1	(33,330)	312,154
Class S2
6/30/2016	6,631	—	—	(1,158)	5,473	86,919	—	—	(15,999)	70,920
12/31/2015	1,644	—	—*	(1,285)	359	23,088	—	1	(17,709)	5,380
Class T
6/30/2016	132	—	—	(1)	131	1,679	—	—	(14)	1,665
12/31/2015	—	—	—*	—	—*	—	—	1	—	1
Solution 2055
Class ADV
6/30/2016	407,594	—	—	(358,071)	49,523	4,961,776	—	—	(4,333,963)	627,813
12/31/2015	958,435	—	362,034	(687,431)	633,038	13,274,081	—	4,749,889	(9,493,615)	8,530,355
Class I
6/30/2016	702,575	—	—	(386,560)	316,015	8,660,860	—	—	(4,785,882)	3,874,978
12/31/2015	1,335,242	—	291,783	(458,681)	1,168,344	18,637,734	—	3,886,544	(6,282,177)	16,242,101
Class S
6/30/2016	509,874	—	—	(517,495)	(7,621)	6,244,228	—	—	(6,330,790)	(86,562)
12/31/2015	1,149,129	—	425,992	(864,563)	710,558	16,171,799	—	5,623,096	(11,796,616)	9,998,279
Class S2
6/30/2016	46,804	—	—	(43,761)	3,043	568,390	—	—	(539,129)	29,261
12/31/2015	103,582	—	25,630	(103,907)	25,305	1,435,275	—	337,030	(1,479,639)	292,666
Class T
6/30/2016	456	—	—	(5)	451	5,395	—	—	(61)	5,334
12/31/2015	294	—	47	(3)	338	3,965	—	628	(37)	4,556
Solution 2060
Class ADV
6/30/2016	57,518	—	—	(2,467)	55,051	558,339	—	—	(23,562)	534,777
2/9/2015(1) - 12/31/2015	19,776	—	—	(498)	19,278	193,663	—	—	(4,897)	188,766
Class I
6/30/2016	55,251	—	—	(19,986)	35,265	532,436	—	—	(195,495)	336,941
2/9/2015(1) - 12/31/2015	34,447	—	—	(2,528)	31,919	336,593	—	—	(25,392)	311,201
Class S
6/30/2016	30,921	—	—	(3,988)	26,933	295,913	—	—	(39,006)	256,907
2/9/2015(1) - 12/31/2015	19,042	—	—	(4,817)	14,225	187,425	—	—	(47,313)	140,112
Class S2
6/30/2016	2,707	—	—	(647)	2,060	25,977	—	—	(6,358)	19,619
2/9/2015(1) - 12/31/2015	2,898	—	—	(302)	2,596	29,143	—	—	(2,997)	26,146
Class T
6/30/2016	—	—	—	—	—	—	—	—	—	—
2/9/2015(1) - 12/31/2015	301	—	—	—	301	3,012	—	—	—	3,012

(1)
Commencement of operations

*
Share amount is less than 0.500 per share or $0.50.

52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2015 was as follows:
	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$130,395	$159,239
Solution Balanced	1,902,511	3,610,244
Solution Conservative	584,199	396,989
Solution Income	4,159,259	5,617,671
Solution Moderately Aggressive	1,265,910	2,869,073
Solution Moderately Conservative	1,575,858	2,119,890
Solution 2020	15,749	18,494
Solution 2025	43,850,398	99,604,540
Solution 2030	8,842	11,437
Solution 2035	41,925,780	105,963,365
Solution 2040	24,130	33,992
Solution 2045	30,756,256	92,862,966
Solution 2050	10,787	19,354
Solution 2055	4,299,498	10,297,691
The tax-basis components of distributable earnings as of December 31, 2015 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Solution Aggressive	$79,742	$330,781	$(660,553)
Solution Balanced	970,458	3,054,677	(3,056,134)
Solution Conservative	304,708	379,504	(1,147,935)
Solution Income	5,721,638	6,099,401	(33,700,382)
Solution Moderately Aggressive	8,500,272	10,914,767	(53,741,103)
Solution Moderately Conservative	807,123	2,097,669	(3,110,842)
Solution 2020	80,249	76,926	(165,480)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Solution 2025	19,435,465	74,756,664	(57,600,733)
Solution 2030	39,401	40,314	(92,498)
Solution 2035	18,503,214	75,963,827	(55,659,700)
Solution 2040	38,260	69,330	(135,672)
Solution 2045	10,372,064	56,411,941	(39,210,856)
Solution 2050	17,221	35,491	(67,022)
Solution 2055	1,888,024	8,916,686	(11,337,339)
Solution 2060	10,183	8,661	(11,912)
At December 31, 2015, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.
NOTE 11 — REORGANIZATIONS
On August 14, 2015, Solution Income (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities of Voya Solution 2015 Portfolio (“Acquired Portfolio”), which is not included in this report, an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization. The transaction occurred due to the Acquired Portfolio reaching its Target Date in 2015. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2015, are as follows:
Net investment income	$8,797,000
Net realized and unrealized loss on investments	$(6,156,878)
Net increase in net assets resulting from operations	$2,640,123

53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 11 — REORGANIZATIONS (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$502,116	$156,751	$—	$(11,548)	0.9579
The net assets of the Acquiring Portfolio after the acquisition were $658,867,349.
On August 14, 2015, Solution Moderately Aggressive (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities of VY® Franklin Templeton Founding Strategy Portfolio (“Acquired Portfolio”), which is not included in this report, an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 28, 2015. The reorganization provided shareholders of the Acquired Portfolio with an immediate benefit through lower net expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2015, are as follows:
Net investment income	$38,457,769
Net realized and unrealized loss on investments	$(65,616,857)
Net decrease in net assets resulting from operations	$(27,159,089)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$812,445	$32,834	$—	$(3,610)	0.7713
The net assets of the Acquiring Portfolio after the acquisition were $845,279,259.

NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2016, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.1182	$—	$ 0.6077	August 5, 2016	August 3, 2016
Class I	$0.1799	$—	$ 0.6077	August 5, 2016	August 3, 2016
Class R6	$0.1803	$—	$ 0.6077	August 5, 2016	August 3, 2016
Class S	$0.1628	$—	$ 0.6077	August 5, 2016	August 3, 2016
Class S2	$0.1562	$—	$ 0.6077	August 5, 2016	August 3, 2016
Solution Balanced
Class ADV	$0.1973	$—	$ 0.6879	August 5, 2016	August 3, 2016
Class I	$0.2631	$—	$ 0.6879	August 5, 2016	August 3, 2016
Class R6	$0.2631	$—	$ 0.6879	August 5, 2016	August 3, 2016
Class S	$0.2367	$—	$ 0.6879	August 5, 2016	August 3, 2016
Class S2	$0.2157	$—	$ 0.6879	August 5, 2016	August 3, 2016
Solution Conservative
Class ADV	$0.1897	$—	$ 0.2611	August 5, 2016	August 3, 2016
Class I	$0.2581	$—	$ 0.2611	August 5, 2016	August 3, 2016
Class R6	$0.2582	$—	$ 0.2611	August 5, 2016	August 3, 2016
Class S	$0.2327	$—	$ 0.2611	August 5, 2016	August 3, 2016
Class S2	$0.2243	$—	$ 0.2611	August 5, 2016	August 3, 2016
54

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Income
Class ADV	$0.1063	$—	$ 0.1281	August 5, 2016	August 3, 2016
Class I	$0.1433	$—	$ 0.1281	August 5, 2016	August 3, 2016
Class S	$0.1254	$—	$ 0.1281	August 5, 2016	August 3, 2016
Class S2	$0.1141	$—	$ 0.1281	August 5, 2016	August 3, 2016
Class T	$—	$—	$ 0.1281	August 5, 2016	August 3, 2016
Solution Moderately Aggressive
Class ADV	$0.0968	$—	$ 0.1801	August 5, 2016	August 3, 2016
Class I	$0.1544	$—	$ 0.1801	August 5, 2016	August 3, 2016
Class R6	$0.1544	$—	$ 0.1801	August 5, 2016	August 3, 2016
Class S	$0.1419	$—	$ 0.1801	August 5, 2016	August 3, 2016
Class S2	$0.1086	$—	$ 0.1801	August 5, 2016	August 3, 2016
Solution Moderately Conservative
Class ADV	$0.1988	$—	$ 0.6004	August 5, 2016	August 3, 2016
Class I	$0.2786	$—	$ 0.6004	August 5, 2016	August 3, 2016
Class R6	$0.2787	$—	$ 0.6004	August 5, 2016	August 3, 2016
Class S	$0.2525	$—	$ 0.6004	August 5, 2016	August 3, 2016
Class S2	$0.2343	$—	$ 0.6004	August 5, 2016	August 3, 2016
Solution 2020
Class ADV	$0.0457	$0.0067	$ 0.0535	August 5, 2016	August 3, 2016
Class I	$0.0550	$0.0067	$ 0.0535	August 5, 2016	August 3, 2016
Class S	$0.0524	$0.0067	$ 0.0535	August 5, 2016	August 3, 2016
Class S2	$0.0424	$0.0067	$ 0.0535	August 5, 2016	August 3, 2016
Class T	$—	$0.0067	$ 0.0535	August 5, 2016	August 3, 2016
Solution 2025
Class ADV	$0.2058	$—	$ 0.9073	August 5, 2016	August 3, 2016
Class I	$0.2755	$—	$ 0.9073	August 5, 2016	August 3, 2016
Class S	$0.2410	$—	$ 0.9073	August 5, 2016	August 3, 2016
Class S2	$0.2211	$—	$ 0.9073	August 5, 2016	August 3, 2016
Class T	$0.1872	$—	$ 0.9073	August 5, 2016	August 3, 2016
Solution 2030
Class ADV	$0.0436	$0.0059	$ 0.0542	August 5, 2016	August 3, 2016
Class I	$0.0492	$0.0059	$ 0.0542	August 5, 2016	August 3, 2016
Class S	$0.0475	$0.0059	$ 0.0542	August 5, 2016	August 3, 2016
Class S2	$0.0490	$0.0059	$ 0.0542	August 5, 2016	August 3, 2016
Class T	$—	$0.0059	$ 0.0542	August 5, 2016	August 3, 2016
Solution 2035
Class ADV	$0.2113	$—	$ 0.9983	August 5, 2016	August 3, 2016
Class I	$0.2805	$—	$ 0.9983	August 5, 2016	August 3, 2016
Class S	$0.2462	$—	$ 0.9983	August 5, 2016	August 3, 2016
Class S2	$0.2284	$—	$ 0.9983	August 5, 2016	August 3, 2016
Class T	$0.1560	$—	$ 0.9983	August 5, 2016	August 3, 2016
Solution 2040
Class ADV	$0.0561	$0.0041	$ 0.1216	August 5, 2016	August 3, 2016
Class I	$0.0729	$0.0041	$ 0.1216	August 5, 2016	August 3, 2016
Class S	$0.0711	$0.0041	$ 0.1216	August 5, 2016	August 3, 2016
Class S2	$0.0716	$0.0041	$ 0.1216	August 5, 2016	August 3, 2016
Class T	$0.0172	$0.0041	$ 0.1216	August 5, 2016	August 3, 2016
Solution 2045
Class ADV	$0.1549	$—	$ 1.0220	August 5, 2016	August 3, 2016
Class I	$0.2223	$—	$ 1.0220	August 5, 2016	August 3, 2016
Class S	$0.1892	$—	$ 1.0220	August 5, 2016	August 3, 2016
Class S2	$0.1711	$—	$ 1.0220	August 5, 2016	August 3, 2016
Class T	$0.1400	$—	$ 1.0220	August 5, 2016	August 3, 2016
55

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2050
Class ADV	$0.0427	$0.0067	$ 0.1059	August 5, 2016	August 3, 2016
Class I	$0.0572	$0.0067	$ 0.1059	August 5, 2016	August 3, 2016
Class S	$0.0553	$0.0067	$ 0.1059	August 5, 2016	August 3, 2016
Class S2	$0.0536	$0.0067	$ 0.1059	August 5, 2016	August 3, 2016
Class T	$—	$0.0067	$ 0.1059	August 5, 2016	August 3, 2016
Solution 2055
Class ADV	$0.1473	$—	$ 0.8456	August 5, 2016	August 3, 2016
Class I	$0.2107	$—	$ 0.8456	August 5, 2016	August 3, 2016
Class S	$0.1794	$—	$ 0.8456	August 5, 2016	August 3, 2016
Class S2	$0.1627	$—	$ 0.8456	August 5, 2016	August 3, 2016
Class T	$0.1708	$—	$ 0.8456	August 5, 2016	August 3, 2016
Solution 2060
Class ADV	$0.0355	$0.0178	$ 0.0413	August 5, 2016	August 3, 2016
Class I	$0.0357	$0.0178	$ 0.0413	August 5, 2016	August 3, 2016
Class S	$0.0355	$0.0178	$ 0.0413	August 5, 2016	August 3, 2016
Class S2	$0.0350	$0.0178	$ 0.0413	August 5, 2016	August 3, 2016
Class T	$0.0316	$0.0178	$ 0.0413	August 5, 2016	August 3, 2016
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.
56

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.5%
1,477		iShares Russell 1000 Value Index Fund	$152,515	2.5
450		SPDR S&P MidCap 400 Trust	122,571	2.0
		Total Exchange-Traded Funds (Cost $270,335)	275,086	4.5
MUTUAL FUNDS: 92.6%
		Affiliated Investment Companies: 91.6%
13,174		Voya Emerging Markets Index Portfolio - Class I	121,992	2.0
8,146		Voya Index Plus LargeCap Portfolio - Class I	182,883	3.0
58,998		Voya International Core Fund - Class I	518,596	8.5
14,448		Voya International Index Portfolio - Class I	121,945	2.0
27,149		Voya Large Cap Growth Portfolio - Class I	516,916	8.5
28,050		Voya Large Cap Value Fund - Class R6	336,320	5.5
25,195	@	Voya MidCap Opportunities Portfolio - Class I	336,350	5.5
20,000		Voya Multi-Manager Emerging Markets Equity Fund - Class I	183,204	3.0
57,673		Voya Multi-Manager International Equity Fund - Class I	580,192	9.6
41,107		Voya Multi-Manager Large Cap Core Portfolio - Class I	609,212	10.1
48,002		Voya Multi-Manager Mid Cap Value Fund - Class I	489,143	8.0
5,621		Voya Russell™ Mid Cap Growth Index Portfolio - Class I	152,655	2.5
13,062		Voya Small Company Portfolio - Class I	245,440	4.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
17,793		Voya U.S. Stock Index Portfolio - Class I	$246,077	4.0
4,832		VY® Clarion Global Real Estate Portfolio - Class I	60,736	1.0
1,534		VY® Clarion Real Estate Portfolio - Class I	60,804	1.0
20,052		VY® Invesco Comstock Portfolio - Class I	304,988	5.0
6,351	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	514,534	8.4
			5,581,987	91.6
		Unaffiliated Investment Companies: 1.0%
11,681	@	Credit Suisse Commodity Return Strategy Fund - Class I	59,805	1.0
		Total Mutual Funds (Cost $5,891,475)	5,641,792	92.6
		Total Investments in Securities (Cost $6,161,810)	$5,916,878	97.1
		Assets in Excess of Other Liabilities	175,562	2.9
		Net Assets	$6,092,440	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $6,461,812.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$32,971
Gross Unrealized Depreciation	(577,905)
Net Unrealized Depreciation	$(544,934)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$275,086	$—	$—	$275,086
Mutual Funds	5,641,792	—	—	5,641,792
Total Investments, at fair value	$5,916,878	$—	$—	$5,916,878

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$130,474	$(6,951)	$(1,531)	$121,992	$2,535	$(250)	$—
Voya Index Plus LargeCap Portfolio - Class I	—	194,950	(11,656)	(411)	182,883	3,041	(46)	—
Voya International Core Fund - Class I	382,279	200,677	(61,480)	(2,880)	518,596	—	(11,629)	—
Voya International Index Portfolio - Class I	101,366	41,660	(15,885)	(5,196)	121,945	3,622	(1,743)	—
Voya Large Cap Growth Portfolio - Class I	388,031	193,108	(63,617)	(606)	516,916	(2)	(993)	—
Voya Large Cap Value Fund - Class R6	384,891	152,050	(236,611)	35,990	336,320	2,811	(25,752)	—
Voya MidCap Opportunities Portfolio - Class I	219,039	145,481	(43,297)	15,127	336,350	—	(3,989)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	249,558	81,584	(194,787)	46,849	183,204	—	(31,063)	—
Voya Multi-Manager International Equity Fund - Class I	484,382	170,933	(71,409)	(3,714)	580,192	—	(9,367)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	513,972	155,362	(79,174)	19,052	609,212	—	(3,936)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	405,837	193,540	(156,013)	45,779	489,143	—	(39,374)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	191,769	55,396	(103,541)	9,031	152,655	1,469	(12,001)	—
Voya Small Company Portfolio - Class I	205,572	87,902	(45,012)	(3,022)	245,440	1,092	(4,964)	22,091
Voya U.S. Bond Index Portfolio - Class I	—	370,126	(370,126)	—	—	771	2,278	—
Voya U.S. Stock Index Portfolio - Class I	518,494	258,809	(579,537)	48,311	246,077	—	(36,064)	—
VY® Clarion Global Real Estate Portfolio - Class I	—	63,970	(5,062)	1,828	60,736	—	79	—
VY® Clarion Real Estate Portfolio - Class I	104,830	28,263	(76,206)	3,917	60,804	—	4,003	—
VY® Invesco Comstock Portfolio - Class I	251,821	91,769	(45,910)	7,308	304,988	—	(4,344)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	387,643	203,257	(55,159)	(21,207)	514,534	—	(3,373)	—
	$4,789,484	$2,819,311	$(2,221,433)	$194,625	$5,581,987	$15,339	$(182,528)	$22,091

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,117)
Total	$(2,117)

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
4,125		SPDR Trust Series 1	$864,311	2.0
		Total Exchange-Traded Funds (Cost $843,733)	864,311	2.0
MUTUAL FUNDS: 95.1%
		Affiliated Investment Companies: 93.6%
219,503		Voya Floating Rate Fund - Class I	2,146,740	5.0
84,721		Voya Global Bond Fund - Class R6	855,679	2.0
277,072		Voya High Yield Bond Fund - Class I	2,152,849	5.0
209,242		Voya Intermediate Bond Fund - Class R6	2,146,828	5.0
172,659		Voya International Core Fund - Class I	1,517,676	3.5
102,674		Voya International Index Portfolio - Class I	866,568	2.0
113,486		Voya Large Cap Growth Portfolio - Class I	2,160,777	5.0
199,227		Voya Large Cap Value Fund - Class R6	2,388,733	5.6
146,479	@	Voya MidCap Opportunities Portfolio - Class I	1,955,491	4.5
94,773		Voya Multi-Manager Emerging Markets Equity Fund - Class I	868,120	2.0
151,012		Voya Multi-Manager International Equity Fund - Class I	1,519,181	3.5
175,491		Voya Multi-Manager Large Cap Core Portfolio - Class I	2,600,775	6.0
191,879		Voya Multi-Manager Mid Cap Value Fund - Class I	1,955,251	4.5
215,986		Voya Short Term Bond Fund - Class R6	2,142,582	5.0
46,413		Voya Small Company Portfolio - Class I	872,104	2.0
176,330		Voya U.S. Bond Index Portfolio - Class I	1,930,817	4.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
34,335		VY® Clarion Global Real Estate Portfolio - Class I	$431,595	1.0
10,903		VY® Clarion Real Estate Portfolio - Class I	432,185	1.0
163,919	@	VY® Goldman Sachs Bond Portfolio - Class I	1,712,957	4.0
99,769		VY® Invesco Comstock Portfolio - Class I	1,517,484	3.5
156,744		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,310,447	10.0
123,611		VY® T. Rowe Price Equity Income Portfolio - Class I	1,736,740	4.0
26,548	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,150,944	5.0
			40,372,523	93.6
		Unaffiliated Investment Companies: 1.5%
124,352	@	Credit Suisse Commodity Return Strategy Fund - Class I	636,683	1.5
		Total Mutual Funds (Cost $42,305,489)	41,009,206	95.1
		Total Investments in Securities (Cost $43,149,222)	$41,873,517	97.1
		Assets in Excess of Other Liabilities	1,252,786	2.9
		Net Assets	$43,126,303	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $43,724,006.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$329,346
Gross Unrealized Depreciation	(2,179,835)
Net Unrealized Depreciation	$(1,850,489)

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$864,311	$—	$—	$864,311
Mutual Funds	41,009,206	—	—	41,009,206
Total Investments, at fair value	$41,873,517	$—	$—	$41,873,517
Liabilities Table
Other Financial Instruments+
Futures	$(17,207)	$—	$—	$(17,207)
Total Liabilities	$(17,207)	$—	$—	$(17,207)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$2,435,269	$246,432	$(594,649)	$59,688	$2,146,740	$47,205	$(28,813)	$—
Voya Global Bond Fund - Class R6	2,434,924	105,268	(1,861,038)	176,525	855,679	—	177	—
Voya High Yield Bond Fund - Class I	2,386,386	230,152	(599,670)	135,981	2,152,849	66,321	(54,408)	—
Voya Intermediate Bond Fund - Class R6	978,596	1,520,390	(403,971)	51,813	2,146,828	21,335	(817)	—
Voya International Core Fund - Class I	2,158,659	271,448	(1,038,089)	125,658	1,517,676	—	(182,734)	—
Voya International Index Portfolio - Class I	952,152	164,622	(227,763)	(22,443)	866,568	28,259	(33,574)	—
Voya Large Cap Growth Portfolio - Class I	2,916,982	182,121	(800,412)	(137,914)	2,160,777	—	110,516	—
Voya Large Cap Value Fund - Class R6	3,579,327	315,383	(1,726,269)	220,292	2,388,733	21,975	(146,632)	—
Voya MidCap Opportunities Portfolio - Class I	1,937,392	377,315	(431,786)	72,570	1,955,491	—	(242)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	937,678	132,026	(298,523)	96,939	868,120	—	(51,511)	—
Voya Multi-Manager International Equity Fund - Class I	1,197,664	636,693	(277,277)	(37,899)	1,519,181	—	(3,041)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,897,721	405,082	(705,664)	3,636	2,600,775	—	59,221	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,144,856	276,265	(693,940)	228,070	1,955,251	—	(169,678)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	240,269	18,324	(251,295)	(7,298)	—	—	9,340	—
Voya Short Term Bond Fund - Class R6	979,172	1,526,973	(377,273)	13,710	2,142,582	13,040	(4,587)	—
Voya Small Company Portfolio - Class I	966,158	187,079	(241,688)	(39,446)	872,103	4,268	4,028	86,385
Voya U.S. Bond Index Portfolio - Class I	2,435,319	2,228,951	(2,824,678)	91,225	1,930,817	22,551	1,429	3,303
Voya U.S. Stock Index Portfolio - Class I	1,904,810	643,795	(2,631,797)	83,192	—	—	(78,515)	—
VY T. Rowe Price Equity Income Portfolio Initial	—	1,902,384	(183,043)	17,400	1,736,741	—	512	—
See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2016 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® BlackRock Inflation Protected Bond Portfolio - Class I	972,409	54,608	(1,125,548)	98,531	—	—	(61,717)	—
VY® Clarion Global Real Estate Portfolio - Class I	—	471,689	(53,026)	12,932	431,595	—	420	—
VY® Clarion Real Estate Portfolio - Class I	984,937	45,183	(497,996)	(99,939)	432,185	—	160,626	—
VY® Goldman Sachs Bond Portfolio - Class I	972,807	1,032,340	(335,166)	42,976	1,712,957	—	8,756	—
VY® Invesco Comstock Portfolio - Class I	1,655,722	242,591	(386,791)	5,962	1,517,484	—	5,086	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,843,517	229,232	(1,011,774)	249,472	4,310,447	—	(11,123)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,914,227	279,961	(807,493)	(235,751)	2,150,944	—	72,034	—
	$45,826,953	$13,726,307	$(20,386,619)	$1,205,882	$40,372,523	$224,954	$(395,247)	$89,688

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Solution Balanced Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	6	09/16/16	$895,800	$(649)
			$895,800	$(649)
Short Contracts
S&P 500 E-Mini	(8)	09/16/16	(831,900)	(16,558)
			$(831,900)	$(16,558)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$17,207
Total Liability Derivatives		$17,207

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivative Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(152,172)
Interest rate contracts	14,183
Total	$(137,989)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(17,207)
Total	$(17,207)

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.5%
2,772		iShares iBoxx $ High Yield Corporate Bond Fund	$234,761	1.5
1,164		SPDR S&P MidCap 400 Trust	317,050	2.0
		Total Exchange-Traded Funds (Cost $567,237)	551,811	3.5
MUTUAL FUNDS: 93.5%
		Affiliated Investment Companies: 91.5%
111,821		Voya Floating Rate Fund - Class I	1,093,612	7.0
107,895		Voya Global Bond Fund - Class R6	1,089,743	7.0
151,240		Voya High Yield Bond Fund - Class I	1,175,138	7.5
121,841		Voya Intermediate Bond Fund - Class R6	1,250,087	8.0
56,042		Voya International Index Portfolio - Class I	472,991	3.0
13,175		Voya Large Cap Value Fund - Class R6	157,970	1.0
23,690	@	Voya MidCap Opportunities Portfolio - Class I	316,268	2.0
31,031		Voya Multi-Manager Mid Cap Value Fund - Class I	316,205	2.0
235,775		Voya Short Term Bond Fund - Class R6	2,338,893	15.0
128,170		Voya U.S. Bond Index Portfolio - Class I	1,403,466	9.0
128,799		VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,246,772	8.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
111,835	@	VY® Goldman Sachs Bond Portfolio - Class I	$1,168,674	7.5
57,032		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,568,378	10.0
50,600		VY® T. Rowe Price Equity Income Portfolio - Class I	710,924	4.5
			14,309,121	91.5
		Unaffiliated Investment Companies: 2.0%
60,462	@	Credit Suisse Commodity Return Strategy Fund - Class I	309,563	2.0
		Total Mutual Funds (Cost $14,698,603)	14,618,684	93.5
		Total Investments in Securities (Cost $15,265,840)	$15,170,495	97.0
		Assets in Excess of Other Liabilities	464,022	3.0
		Net Assets	$15,634,517	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $15,654,530.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$137,234
Gross Unrealized Depreciation	(621,269)
Net Unrealized Depreciation	$(484,035)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$551,811	$—	$—	$551,811
Mutual Funds	14,618,684	—	—	14,618,684
Total Investments, at fair value	$15,170,495	$—	$—	$15,170,495

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,019,033	$163,529	$(108,936)	$19,986	$1,093,612	$22,019	$(5,410)	$—
Voya Global Bond Fund - Class R6	1,743,765	198,653	(983,424)	130,749	1,089,743	—	7,884	—
Voya High Yield Bond Fund - Class I	1,036,364	237,951	(154,628)	55,451	1,175,138	32,877	(13,690)	—
Voya Intermediate Bond Fund - Class R6	952,577	395,902	(134,996)	36,604	1,250,087	16,888	3,065	—
Voya International Index Portfolio - Class I	427,569	123,405	(57,350)	(20,633)	472,991	14,606	(7,858)	—
Voya Large Cap Growth Portfolio - Class I	408,061	121,858	(549,563)	19,644	—	—	(25,242)	—
Voya Large Cap Value Fund - Class R6	400,645	136,566	(424,779)	45,538	157,970	2,814	(36,802)	—
Voya MidCap Opportunities Portfolio - Class I	290,208	58,528	(57,106)	24,638	316,268	—	(12,156)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	285,686	72,096	(73,421)	31,844	316,205	—	(22,211)	—
Voya Short Term Bond Fund - Class R6	1,173,055	1,343,836	(190,992)	12,994	2,338,893	15,300	(2,307)	—
Voya U.S. Bond Index Portfolio - Class I	1,737,266	270,018	(665,728)	61,910	1,403,466	16,782	4,917	2,177
Voya U.S. Stock Index Portfolio - Class I	288,246	52,736	(367,080)	26,098	—	—	(13,916)	—
VY T. Rowe Price Equity Income Portfolio Initial	—	765,414	(61,531)	7,041	710,924	—	(128)	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,310,541	165,132	(340,609)	111,708	1,246,772	—	(42,980)	—
VY® Goldman Sachs Bond Portfolio - Class I	946,740	302,641	(121,707)	41,000	1,168,674	—	3,019	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,450,713	205,146	(177,307)	89,826	1,568,378	—	(8,135)	—
	$13,470,469	$4,613,411	$(4,469,157)	$694,398	$14,309,121	$121,286	$(171,950)	$2,177

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(6,281)
Total	$(6,281)

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
39,368		iShares Barclays 20+ Year Treasury Bond Fund	$5,468,215	1.0
		Total Exchange-Traded Funds (Cost $5,156,045)	5,468,215	1.0
MUTUAL FUNDS: 96.1%
		Affiliated Investment Companies: 94.6%
2,794,299		Voya Floating Rate Fund - Class I	27,328,242	5.0
3,235,443		Voya Global Bond Fund - Class R6	32,677,979	6.0
2,116,275		Voya High Yield Bond Fund - Class I	16,443,454	3.0
5,327,390		Voya Intermediate Bond Fund - Class R6	54,659,021	10.0
1,883,467		Voya International Core Fund - Class I	16,555,677	3.0
1,306,908		Voya International Index Portfolio - Class I	11,030,301	2.0
577,847		Voya Large Cap Growth Portfolio - Class I	11,002,204	2.0
922,009		Voya Large Cap Value Fund - Class R6	11,054,887	2.0
621,508	@	Voya MidCap Opportunities Portfolio - Class I	8,297,132	1.5
2,248,367		Voya Multi-Manager Large Cap Core Portfolio - Class I	33,320,797	6.1
814,083		Voya Multi-Manager Mid Cap Value Fund - Class I	8,295,503	1.5
4,399,224		Voya Short Term Bond Fund - Class R6	43,640,304	8.0
5,228,619		Voya U.S. Bond Index Portfolio - Class I	57,253,377	10.5
5,069,257		VY® BlackRock Inflation Protected Bond Portfolio - Class I	49,070,405	9.0
437,087		VY® Clarion Global Real Estate Portfolio - Class I	5,494,189	1.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
138,757		VY® Clarion Real Estate Portfolio - Class I	$5,500,329	1.0
4,538,531	@	VY® Goldman Sachs Bond Portfolio - Class I	47,427,645	8.7
1,646,107		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	45,267,939	8.3
1,573,370		VY® T. Rowe Price Equity Income Portfolio - Class I	22,105,843	4.0
135,183	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	10,952,519	2.0
			517,377,747	94.6
		Unaffiliated Investment Companies: 1.5%
1,589,585	@	Credit Suisse Commodity Return Strategy Fund - Class I	8,138,676	1.5
		Total Mutual Funds (Cost $529,084,652)	525,516,423	96.1
		Total Investments in Securities (Cost $534,240,697)	$530,984,638	97.1
		Assets in Excess of Other Liabilities	16,120,069	2.9
		Net Assets	$547,104,707	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $543,547,688.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$8,059,365
Gross Unrealized Depreciation	(20,622,415)
Net Unrealized Depreciation	$(12,563,050)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,468,215	$—	$—	$5,468,215
Mutual Funds	525,516,423	—	—	525,516,423
Total Investments, at fair value	$530,984,638	$—	$—	$530,984,638
Liabilities Table
Other Financial Instruments+
Futures	$(223,704)	$—	$—	$(223,704)
Total Liabilities	$(223,704)	$—	$—	$(223,704)

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2016 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$29,495,782	$1,260,010	$(3,963,236)	$535,686	$27,328,242	$573,778	$(178,405)	$—
Voya Global Bond Fund - Class R6	35,348,086	182,854	(5,724,815)	2,871,854	32,677,979	—	(252,186)	—
Voya High Yield Bond Fund - Class I	17,218,299	839,546	(2,477,410)	863,019	16,443,454	482,579	(273,442)	—
Voya Intermediate Bond Fund - Class R6	47,519,474	13,069,437	(7,585,508)	1,655,618	54,659,021	761,380	135,364	—
Voya International Core Fund - Class I	17,427,150	2,153,187	(3,064,024)	39,364	16,555,677	—	(635,009)	—
Voya International Index Portfolio - Class I	11,548,095	1,796,229	(1,886,070)	(427,953)	11,030,301	338,489	(296,278)	—
Voya Large Cap Growth Portfolio - Class I	17,696,581	1,088,065	(7,048,790)	(733,652)	11,002,204	—	514,194	—
Voya Large Cap Value Fund - Class R6	23,153,396	1,984,480	(16,481,821)	2,398,832	11,054,887	136,659	(2,059,521)	—
Voya MidCap Opportunities Portfolio - Class I	8,816,089	655,223	(1,852,059)	677,879	8,297,132	—	(376,931)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	24,608,464	12,812,775	(4,413,486)	313,044	33,320,797	—	278,239	—
Voya Multi-Manager Mid Cap Value Fund - Class I	8,673,475	1,039,352	(2,317,063)	899,739	8,295,503	—	(666,382)	—
Voya Short Term Bond Fund - Class R6	47,547,406	2,401,552	(6,659,283)	350,629	43,640,304	432,102	(88,951)	—
Voya U.S. Bond Index Portfolio - Class I	81,388,349	19,993,525	(47,090,367)	2,961,870	57,253,377	694,234	(95,102)	87,613
Voya U.S. Stock Index Portfolio - Class I	22,824,571	13,318,023	(38,291,647)	2,149,053	—	—	(2,926,825)	—
VY T. Rowe Price Equity Income Portfolio Initial	—	22,557,995	(669,559)	217,407	22,105,843	—	(4,279)	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	53,111,312	973,190	(9,070,421)	4,056,324	49,070,405	—	(1,461,032)	—
VY® Clarion Global Real Estate Portfolio - Class I	—	5,567,449	(239,337)	166,077	5,494,189	—	3,425	—
VY® Clarion Real Estate Portfolio - Class I	11,944,468	295,054	(5,533,304)	(1,205,889)	5,500,329	—	1,945,322	—
VY® Goldman Sachs Bond Portfolio - Class I	47,229,418	5,313,051	(6,920,527)	1,805,703	47,427,645	—	123,131	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	47,019,557	2,369,133	(6,651,466)	2,530,715	45,267,939	—	(240,104)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	17,678,737	1,655,933	(6,837,178)	(1,544,973)	10,952,519	—	540,680	—
	$570,248,709	$111,326,063	$(184,777,371)	$20,580,346	$517,377,747	$3,419,221	$(6,014,092)	$87,613

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following futures contracts were outstanding for Voya Solution Income Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	74	09/16/16	$11,048,200	$(7,997)
			$11,048,200	$(7,997)
Short Contracts
S&P 500 E-Mini	(105)	09/16/16	(10,918,683)	(215,707)
			$(10,918,683)	$(215,707)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$223,704
Total Liability Derivatives		$223,704

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(995,246)
Interest rate contracts	95,806
Total	$(899,440)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(223,704)
Total	$(223,704)

See Accompanying Notes to Financial Statements
66

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
240,946		iShares Russell 1000 Value Index Fund	$24,880,084	3.5
67,719		SPDR Trust Series 1	14,189,162	2.0
		Total Exchange-Traded Funds (Cost $38,480,342)	39,069,246	5.5
MUTUAL FUNDS:91.6%
		Affiliated Investment Companies: 90.1%
1,533,761		Voya Emerging Markets Index Portfolio - Class I	14,202,625	2.0
2,157,639		Voya Floating Rate Fund - Class I	21,101,705	3.0
1,387,868		Voya Global Bond Fund - Class R6	14,017,467	2.0
2,723,591		Voya High Yield Bond Fund - Class I	21,162,302	3.0
948,420		Voya Index Plus LargeCap Portfolio - Class I	21,292,021	3.0
2,742,889		Voya Intermediate Bond Fund - Class R6	28,142,037	4.0
4,849,323		Voya International Core Fund - Class I	42,625,550	6.0
1,682,126		Voya International Index Portfolio - Class I	14,197,147	2.0
2,231,165		Voya Large Cap Growth Portfolio - Class I	42,481,384	6.0
3,263,579		Voya Large Cap Value Fund - Class R6	39,130,310	5.5
3,733,282	@	Voya MidCap Opportunities Portfolio - Class I	49,839,311	7.1
1,552,309		Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,219,149	2.0
5,655,041		Voya Multi-Manager International Equity Fund - Class I	56,889,715	8.0
3,589,458		Voya Multi-Manager Large Cap Core Portfolio - Class I	53,195,767	7.5
4,889,979		Voya Multi-Manager Mid Cap Value Fund - Class I	49,828,891	7.0
1,140,565		Voya Small Company Portfolio - Class I	21,431,209	3.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
320,786		Voya U.S. Bond Index Portfolio - Class I	$3,512,604	0.5
783,577		Voya U.S. Stock Index Portfolio - Class I	10,836,874	1.5
562,538		VY® Clarion Global Real Estate Portfolio - Class I	7,071,100	1.0
178,582		VY® Clarion Real Estate Portfolio - Class I	7,078,987	1.0
1,867,594		VY® Invesco Comstock Portfolio - Class I	28,406,109	4.0
1,283,976		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,309,343	5.0
521,930	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	42,286,763	6.0
			638,258,370	90.1
		Unaffiliated Investment Companies: 1.5%
2,041,978	@	Credit Suisse Commodity Return Strategy Fund - Class I	10,454,930	1.5
		Total Mutual Funds (Cost $682,327,651)	648,713,300	91.6
		Total Investments in Securities (Cost $720,807,993)	$687,782,546	97.1
		Assets in Excess of Other Liabilities	20,498,716	2.9
		Net Assets	$708,281,262	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $727,937,539.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,298,628
Gross Unrealized Depreciation	(44,453,621)
Net Unrealized Depreciation	$(40,154,993)

See Accompanying Notes to Financial Statements
67

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$39,069,246	$—	$—	$39,069,246
Mutual Funds	648,713,300	—	—	648,713,300
Total Investments, at fair value	$687,782,546	$—	$—	$687,782,546
Liabilities Table
Other Financial Instruments+
Futures	$(289,699)	$—	$—	$(289,699)
Total Liabilities	$(289,699)	$—	$—	$(289,699)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$14,857,716	$(444,441)	$(210,650)	$14,202,625	$309,129	$(23,851)	$—
Voya Floating Rate Fund - Class I	22,944,583	1,619,772	(3,886,391)	423,741	21,101,705	443,528	(154,339)	—
Voya Global Bond Fund - Class R6	15,289,385	370,113	(2,712,008)	1,069,977	14,017,467	—	38,405	—
Voya High Yield Bond Fund - Class I	22,435,932	1,426,578	(3,633,164)	932,956	21,162,302	622,712	(193,858)	—
Voya Index Plus LargeCap Portfolio - Class I	—	22,180,427	(831,317)	(57,089)	21,292,021	370,559	(7,942)	—
Voya Intermediate Bond Fund - Class R6	22,909,627	9,250,089	(4,873,635)	855,956	28,142,037	375,992	32,095	—
Voya International Core Fund - Class I	45,188,975	2,363,148	(3,881,522)	(1,045,051)	42,625,550	—	(567,421)	—
Voya International Index Portfolio - Class I	14,985,829	1,413,981	(1,420,607)	(782,056)	14,197,147	441,589	(173,149)	—
Voya Large Cap Growth Portfolio - Class I	57,270,078	168,961	(14,680,968)	(276,687)	42,481,384	—	(455,160)	—
Voya Large Cap Value Fund - Class R6	55,840,384	2,695,590	(22,350,362)	2,944,698	39,130,310	334,400	(1,931,331)	—
Voya MidCap Opportunities Portfolio - Class I	32,328,613	20,244,184	(5,134,208)	2,400,722	49,839,311	—	(1,016,591)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,478,323	1,680,779	(19,657,429)	2,717,476	14,219,149	—	(1,476,284)	—
Voya Multi-Manager International Equity Fund - Class I	60,231,796	3,088,867	(5,387,492)	(1,043,456)	56,889,715	—	(728,320)	—
See Accompanying Notes to Financial Statements
68

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2016 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Large Cap Core Portfolio - Class I	63,604,033	2,130,207	(14,229,468)	1,690,995	53,195,767	—	(559,758)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	50,521,908	4,173,466	(7,879,422)	3,012,939	49,828,891	—	(1,856,079)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	18,864,996	565,999	(20,471,992)	1,040,997	—	—	(952,368)	—
Voya Small Company Portfolio - Class I	22,763,495	2,751,504	(3,453,078)	(630,712)	21,431,209	99,808	(286,390)	2,019,885
Voya U.S. Bond Index Portfolio - Class I	7,675,694	29,719,614	(33,964,000)	81,296	3,512,604	66,911	229,562	10,391
Voya U.S. Stock Index Portfolio - Class I	45,368,324	126,636	(35,975,306)	1,317,220	10,836,874	—	(197,277)	—
VY® Clarion Global Real Estate Portfolio - Class I	—	7,269,956	(412,542)	213,686	7,071,100	—	6,997	—
VY® Clarion Real Estate Portfolio - Class I	15,498,731	43,505	(8,782,742)	319,493	7,078,987	—	586,373	—
VY® Invesco Comstock Portfolio - Class I	29,714,726	2,125,693	(3,951,166)	516,856	28,406,109	—	(442,788)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	—	36,349,781	(1,733,531)	693,093	35,309,343	—	25,234	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	57,228,546	2,205,831	(14,861,907)	(2,285,707)	42,286,763	—	(1,098,814)	—
	$690,143,978	$168,822,397	$(234,608,698)	$13,900,693	$638,258,370	$3,064,628	$(11,203,054)	$2,030,276

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	96	09/16/16	$14,332,800	$(10,375)
			$14,332,800	$(10,375)
Short Contracts
S&P 500 E-Mini	(135)	09/16/16	(14,032,981)	(279,324)
			$(14,032,981)	$(279,324)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$289,699
Total Liability Derivatives		$289,699

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
69

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,329,979)
Interest rate contracts	218,142
Total	$(2,111,837)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(289,699)
Total	$(289,699)

See Accompanying Notes to Financial Statements
70

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
4,215		iShares iBoxx $ High Yield Corporate Bond Fund	$356,968	1.0
3,431		SPDR Trust Series 1	718,898	2.0
		Total Exchange-Traded Funds (Cost $1,047,646)	1,075,866	3.0
MUTUAL FUNDS: 94.1%
		Affiliated Investment Companies: 92.1%
77,647		Voya Emerging Markets Index Portfolio - Class I	719,013	2.0
218,517		Voya Floating Rate Fund - Class I	2,137,095	6.0
175,698		Voya Global Bond Fund - Class R6	1,774,549	5.0
275,752		Voya High Yield Bond Fund - Class I	2,142,593	6.0
243,017		Voya Intermediate Bond Fund - Class R6	2,493,351	7.0
102,272		Voya International Core Fund - Class I	898,972	2.5
85,168		Voya International Index Portfolio - Class I	718,820	2.0
37,658		Voya Large Cap Growth Portfolio - Class I	717,001	2.0
30,038		Voya Large Cap Value Fund - Class R6	360,154	1.0
101,259	@	Voya MidCap Opportunities Portfolio - Class I	1,351,804	3.8
89,469		Voya Multi-Manager International Equity Fund - Class I	900,060	2.5
132,629		Voya Multi-Manager Mid Cap Value Fund - Class I	1,351,491	3.8
250,846		Voya Short Term Bond Fund - Class R6	2,488,393	7.0
38,496		Voya Small Company Portfolio - Class I	723,343	2.0
259,737		Voya U.S. Bond Index Portfolio - Class I	2,844,123	8.0
146,819		VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,421,205	4.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
28,485		VY® Clarion Global Real Estate Portfolio - Class I	$358,051	1.0
9,042		VY® Clarion Real Estate Portfolio - Class I	358,445	1.0
220,968	@	VY® Goldman Sachs Bond Portfolio - Class I	2,309,111	6.5
70,921		VY® Invesco Comstock Portfolio - Class I	1,078,710	3.0
130,028		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,575,772	10.0
102,505		VY® T. Rowe Price Equity Income Portfolio - Class I	1,440,198	4.0
8,810	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	713,751	2.0
			32,876,005	92.1
		Unaffiliated Investment Companies: 2.0%
137,840	@	Credit Suisse Commodity Return Strategy Fund - Class I	705,742	2.0
		Total Mutual Funds (Cost $33,859,917)	33,581,747	94.1
		Total Investments in Securities (Cost $34,907,563)	$34,657,613	97.1
		Assets in Excess of Other Liabilities	1,035,966	2.9
		Net Assets	$35,693,579	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $36,032,118.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$419,981
Gross Unrealized Depreciation	(1,794,486)
Net Unrealized Depreciation	$(1,374,505)

See Accompanying Notes to Financial Statements
71

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,075,866	$—	$—	$1,075,866
Mutual Funds	33,581,747	—	—	33,581,747
Total Investments, at fair value	$34,657,613	$—	$—	$34,657,613
Liabilities Table
Other Financial Instruments+
Futures	$(15,029)	$—	$—	$(15,029)
Total Liabilities	$(15,029)	$—	$—	$(15,029)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$821,571	$181,112	$(425,646)	$141,976	$719,013	$15,607	$(97,127)	$—
Voya Floating Rate Fund - Class I	2,157,382	722,147	(806,913)	64,479	2,137,095	44,364	(37,270)	—
Voya Global Bond Fund - Class R6	2,157,636	181,499	(741,050)	176,464	1,774,549	—	(11,150)	—
Voya High Yield Bond Fund - Class I	2,118,722	742,640	(875,756)	156,987	2,142,593	61,492	(83,398)	—
Voya Intermediate Bond Fund - Class R6	2,817,805	593,311	(993,106)	75,341	2,493,351	42,583	23,319	—
Voya International Core Fund - Class I	2,124,868	403,104	(1,799,664)	170,664	898,972	—	(213,743)	—
Voya International Index Portfolio - Class I	843,621	179,194	(299,147)	(4,848)	718,820	22,457	(42,608)	—
Voya Large Cap Growth Portfolio - Class I	1,184,368	146,523	(575,788)	(38,102)	717,001	—	24,873	—
Voya Large Cap Value Fund - Class R6	1,268,228	188,762	(1,258,808)	161,972	360,154	7,887	(147,072)	—
Voya MidCap Opportunities Portfolio - Class I	1,501,774	318,726	(604,736)	136,040	1,351,804	—	(82,706)	—
Voya Multi-Manager International Equity Fund - Class I	—	1,139,990	(215,379)	(24,551)	900,060	—	(1,683)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	857,536	177,109	(1,079,153)	44,508	—	—	(34,904)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,583,355	293,225	(781,800)	256,711	1,351,491	—	(213,786)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	106,431	15,805	(124,587)	2,351	—	—	(1,269)	—
Voya Short Term Bond Fund - Class R6	2,168,757	1,189,440	(894,195)	24,391	2,488,393	21,977	(10,206)	—
Voya Small Company Portfolio - Class I	855,723	205,092	(332,812)	(4,660)	723,343	3,383	(19,503)	68,458
Voya U.S. Bond Index Portfolio - Class I	5,183,645	1,557,040	(4,068,945)	172,383	2,844,123	43,215	503	4,490
Voya U.S. Stock Index Portfolio - Class I	852,861	123,243	(1,055,267)	79,163	—	—	(52,482)	—
VY T. Rowe Price Equity Income Portfolio Initial	—	1,985,086	(560,919)	16,031	1,440,198	—	(2,584)	—
See Accompanying Notes to Financial Statements
72

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2016 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® BlackRock Inflation Protected Bond Portfolio - Class I	2,153,808	213,281	(1,155,533)	209,649	1,421,205	—	(109,022)	—
VY® Clarion Global Real Estate Portfolio - Class I	—	439,540	(92,299)	10,810	358,051	—	911	—
VY® Clarion Real Estate Portfolio - Class I	872,774	76,318	(504,237)	(86,410)	358,445	—	139,531	—
VY® Goldman Sachs Bond Portfolio - Class I	2,801,047	345,747	(924,853)	87,170	2,309,111	—	22,621	—
VY® Invesco Comstock Portfolio - Class I	733,320	696,002	(393,427)	42,815	1,078,710	—	(44,281)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,290,995	403,157	(1,388,935)	270,555	3,575,772	—	(61,078)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,290,913	200,597	(727,716)	(50,043)	713,751	—	(21,381)	—
	$40,747,140	$12,717,690	$(22,680,671)	$2,091,846	$32,876,005	$262,965	$(1,075,495)	$72,948

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Solution Moderately Conservative Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts	5	09/16/16	$746,500	$(541)
S&P Mid 400 E-Mini			$746,500	$(541)
Short Contracts	(7)	09/16/16	(727,912)	(14,488)
S&P 500 E-Mini			$(727,912)	$(14,488)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$15,029
Total Liability Derivatives		$15,029

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(140,110)
Interest rate contracts	12,888
Total	$(127,222)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(15,029)
Total	$(15,029)

See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.1%
1,222		SPDR S&P MidCap 400 Trust	$332,849	2.1
		Total Exchange-Traded Funds (Cost $332,131)	332,849	2.1
MUTUAL FUNDS:94.9%
		Affiliated Investment Companies: 93.4%
82,080		Voya Floating Rate Fund - Class I	802,742	5.0
95,041		Voya Global Bond Fund - Class R6	959,917	6.0
62,166		Voya High Yield Bond Fund - Class I	483,026	3.0
54,773		Voya Intermediate Bond Fund - Class R6	561,968	3.5
110,704		Voya International Core Fund - Class I	973,084	6.0
38,406		Voya International Index Portfolio - Class I	324,150	2.0
29,713		Voya Large Cap Growth Portfolio - Class I	565,739	3.5
27,096		Voya Large Cap Value Fund - Class R6	324,884	2.0
30,187	@	Voya MidCap Opportunities Portfolio - Class I	402,997	2.5
48,412		Voya Multi-Manager International Equity Fund - Class I	487,023	3.0
65,560		Voya Multi-Manager Large Cap Core Portfolio - Class I	971,602	6.0
39,542		Voya Multi-Manager Mid Cap Value Fund - Class I	402,932	2.5
96,919		Voya Short Term Bond Fund - Class R6	961,438	6.0
17,360		Voya Small Company Portfolio - Class I	326,189	2.0
101,824		Voya U.S. Bond Index Portfolio - Class I	1,114,975	6.9
11,528		Voya U.S. Stock Index Portfolio - Class I	159,437	1.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
115,822		VY® BlackRock Inflation Protected Bond Portfolio - Class I	$1,121,161	7.0
12,843		VY® Clarion Global Real Estate Portfolio - Class I	161,432	1.0
4,077		VY® Clarion Real Estate Portfolio - Class I	161,618	1.0
76,622	@	VY® Goldman Sachs Bond Portfolio - Class I	800,705	5.0
31,981		VY® Invesco Comstock Portfolio - Class I	486,431	3.0
58,623		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,612,136	10.0
23,119		VY® T. Rowe Price Equity Income Portfolio - Class I	324,816	2.0
6,950	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	563,111	3.5
			15,053,513	93.4
		Unaffiliated Investment Companies: 1.5%
47,648	@	Credit Suisse Commodity Return Strategy Fund - Class I	243,957	1.5
		Total Mutual Funds (Cost $14,964,549)	15,297,470	94.9
		Total Investments in Securities (Cost $15,296,680)	$15,630,319	97.0
		Assets in Excess of Other Liabilities	486,275	3.0
		Net Assets	$16,116,594	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $15,447,266.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$358,599
Gross Unrealized Depreciation	(175,546)
Net Unrealized Appreciation	$183,053

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$332,849	$—	$—	$332,849
Mutual Funds	15,297,470	—	—	15,297,470
Total Investments, at fair value	$15,630,319	$—	$—	$15,630,319

See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2016 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$472,975	$497,589	$(182,528)	$14,706	$802,742	$13,318	$(5,284)	$—
Voya Global Bond Fund - Class R6	568,624	561,359	(221,808)	51,742	959,917	$—	4,120	—
Voya High Yield Bond Fund - Class I	280,110	295,275	(112,046)	19,687	483,026	$11,208	(3,692)	—
Voya Intermediate Bond Fund - Class R6	380,850	383,220	(218,781)	16,679	561,968	$7,764	1,740	—
Voya International Core Fund - Class I	468,719	692,645	(188,487)	207	973,084	$—	(10,751)	—
Voya International Index Portfolio - Class I	186,512	216,713	(70,170)	(8,905)	324,150	$8,690	(2,765)	—
Voya Large Cap Growth Portfolio - Class I	427,010	404,647	(269,173)	3,255	565,739	$—	3,995	—
Voya Large Cap Value Fund - Class R6	374,543	335,862	(415,244)	29,723	324,884	$3,209	(8,145)	—
Voya MidCap Opportunities Portfolio - Class I	236,426	290,801	(148,609)	24,379	402,997	$—	(11,659)	—
Voya Multi-Manager International Equity Fund - Class I	374,060	383,057	(283,049)	12,955	487,023	$—	(12,105)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	377,383	726,068	(155,224)	23,375	971,602	$—	2,438	—
Voya Multi-Manager Mid Cap Value Fund - Class I	232,832	304,097	(180,430)	46,433	402,932	$—	(38,753)	—
Voya Short Term Bond Fund - Class R6	571,209	605,355	(221,603)	6,477	961,438	$7,467	(1,174)	—
Voya Small Company Portfolio - Class I	275,879	302,571	(258,215)	5,954	326,189	$1,304	(2,188)	26,395
Voya U.S. Bond Index Portfolio - Class I	805,766	1,381,832	(1,099,311)	26,688	1,114,975	$11,774	14,593	1,534
Voya U.S. Stock Index Portfolio - Class I	214,238	624,273	(684,424)	5,350	159,437	$—	18,179	—
VY T. Rowe Price Equity Income Portfolio Initial	—	339,106	(17,501)	3,211	324,816	$—	(162)	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	663,308	677,768	(265,878)	45,963	1,121,161	$—	1,189	—
VY® Clarion Global Real Estate Portfolio - Class I	—	168,796	(12,122)	4,758	161,432	$—	174	—
VY® Clarion Real Estate Portfolio - Class I	194,481	157,752	(198,497)	7,882	161,618	$—	15,370	—
VY® Goldman Sachs Bond Portfolio - Class I	331,814	596,967	(148,848)	20,772	800,705	$—	2,326	—
VY® Invesco Comstock Portfolio - Class I	277,927	314,649	(122,954)	16,809	486,431	$—	(3,634)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	945,420	927,780	(335,402)	74,338	1,612,136	$—	9,875	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	427,596	420,186	(275,467)	(9,204)	563,111	$—	(7,066)	—
	$9,087,682	$11,608,368	$(6,085,771)	$443,234	$15,053,513	$64,734	$(33,379)	$27,929

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(6,351)
Total	$(6,351)

See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:2.0%
91,859		SPDR Trust Series 1	$19,247,216	2.0
		Total Exchange-Traded Funds
		(Cost $18,684,232)	19,247,216	2.0
MUTUAL FUNDS:95.1%
		Affiliated Investment Companies: 93.6%
2,077,751		Voya Emerging Markets Index Portfolio - Class I	19,239,972	2.0
4,871,925		Voya Floating Rate Fund - Class I	47,647,422	5.0
5,640,908		Voya Global Bond Fund - Class R6	56,973,168	6.0
3,689,869		Voya High Yield Bond Fund - Class I	28,670,285	3.0
4,179,799		Voya Intermediate Bond Fund - Class R6	42,884,742	4.5
6,568,490		Voya International Core Fund - Class I	57,737,027	6.0
2,278,869		Voya International Index Portfolio - Class I	19,233,657	2.0
2,015,141		Voya Large Cap Growth Portfolio - Class I	38,368,280	4.0
1,607,753		Voya Large Cap Value Fund - Class R6	19,276,960	2.0
2,528,810	@	Voya MidCap Opportunities Portfolio - Class I	33,759,616	3.5
1,051,534		Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,632,055	1.0
5,745,064		Voya Multi-Manager International Equity Fund - Class I	57,795,345	6.1
4,535,600		Voya Multi-Manager Large Cap Core Portfolio - Class I	67,217,589	7.0
3,312,316		Voya Multi-Manager Mid Cap Value Fund - Class I	33,752,502	3.5
4,793,766		Voya Short Term Bond Fund - Class R6	47,554,161	5.0
1,545,158		Voya Small Company Portfolio - Class I	29,033,524	3.0
3,473,293		Voya U.S. Bond Index Portfolio - Class I	38,032,555	4.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
762,120		VY® Clarion Global Real Estate Portfolio - Class I	$9,579,848	1.0
241,944		VY® Clarion Real Estate Portfolio - Class I	9,590,674	1.0
3,638,107	@	VY® Goldman Sachs Bond Portfolio - Class I	38,018,222	4.0
2,530,132		VY® Invesco Comstock Portfolio - Class I	38,483,312	4.0
3,478,990		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	95,672,223	10.0
1,371,776		VY® T. Rowe Price Equity Income Portfolio - Class I	19,273,457	2.0
471,402	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	38,192,977	4.0
			895,619,573	93.6
		Unaffiliated Investment Companies: 1.5%
2,769,977	@	Credit Suisse Commodity Return Strategy Fund - Class I	14,182,281	1.5
		Total Mutual Funds (Cost $940,768,086)	909,801,854	95.1
		Total Investments in Securities (Cost $959,452,318)	$929,049,070	97.1
		Assets in Excess of Other Liabilities	28,093,405	2.9
		Net Assets	$957,142,475	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $972,083,739.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$10,006,367
Gross Unrealized Depreciation	(53,041,036)
Net Unrealized Depreciation	$(43,034,669)

See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,247,216	$—	$—	$19,247,216
Mutual Funds	909,801,854	—	—	909,801,854
Total Investments, at fair value	$929,049,070	$—	$—	$929,049,070
Liabilities Table
Other Financial Instruments+
Futures	$(394,730)	$—	$—	$(394,730)
Total Liabilities	$(394,730)	$—	$—	$(394,730)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,203,592	$2,461,673	$(4,472,020)	$2,046,727	$19,239,972	$412,697	$(1,056,555)	$—
Voya Floating Rate Fund - Class I	50,876,092	3,619,794	(7,854,771)	1,006,307	47,647,422	990,595	(403,720)	—
Voya Global Bond Fund - Class R6	60,976,738	1,473,232	(10,527,661)	5,050,859	56,973,168	—	(591,624)	—
Voya High Yield Bond Fund - Class I	29,709,541	1,902,896	(4,444,022)	1,501,870	28,670,285	833,171	(492,339)	—
Voya Intermediate Bond Fund - Class R6	35,859,081	12,394,916	(6,624,338)	1,255,083	42,884,742	581,679	117,930	—
Voya International Core Fund - Class I	60,126,612	5,612,225	(7,292,963)	(708,847)	57,737,027	—	(1,387,103)	—
Voya International Index Portfolio - Class I	19,922,328	2,497,791	(2,295,876)	(890,586)	19,233,657	592,037	(374,214)	—
Voya Large Cap Growth Portfolio - Class I	50,887,766	1,635,481	(12,062,435)	(2,092,532)	38,368,280	—	1,497,864	—
Voya Large Cap Value Fund - Class R6	39,949,144	2,219,673	(25,627,142)	2,735,285	19,276,960	236,913	(2,157,839)	—
Voya MidCap Opportunities Portfolio - Class I	25,349,060	10,815,061	(3,439,302)	1,034,797	33,759,616	—	(12,060)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,814,357	969,038	(1,978,703)	827,363	9,632,055	—	(369,351)	—
Voya Multi-Manager International Equity Fund - Class I	60,154,085	5,506,388	(6,378,162)	(1,486,966)	57,795,345	—	(240,425)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	49,179,158	24,917,391	(7,683,836)	804,876	67,217,589	—	419,489	—
Voya Multi-Manager Mid Cap Value Fund - Class I	34,913,031	3,027,769	(6,771,566)	2,583,268	33,752,502	—	(1,712,183)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	10,058,019	611,632	(9,842,040)	(827,611)	—	—	894,578	—
Voya Short Term Bond Fund - Class R6	51,259,075	4,168,312	(8,265,863)	392,637	47,554,161	465,892	(110,452)	—
Voya Small Company Portfolio - Class I	30,340,125	4,720,956	(4,759,278)	(1,268,279)	29,033,524	133,812	87,646	2,708,055
Voya U.S. Bond Index Portfolio - Class I	66,364,156	33,367,319	(64,070,609)	2,371,689	38,032,555	543,503	(158,277)	62,713
Voya U.S. Stock Index Portfolio - Class I	20,150,303	827,066	(23,046,528)	2,069,159	—	—	(1,381,137)	—
VY T. Rowe Price Equity Income Portfolio Initial	—	19,543,510	(461,950)	191,897	19,273,457	—	(3,016)	—
VY® Clarion Global Real Estate Portfolio - Class I	—	9,751,057	(460,494)	289,285	9,579,848	—	8,346	—
VY® Clarion Real Estate Portfolio - Class I	20,613,446	257,755	(9,312,833)	(1,967,694)	9,590,674	—	3,222,901	—
See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® Goldman Sachs Bond Portfolio - Class I	30,552,172	11,672,290	(5,463,024)	1,256,784	38,018,222	—	104,912	—
VY® Invesco Comstock Portfolio - Class I	39,600,865	4,398,308	(5,709,034)	193,173	38,483,312	—	(34,283)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	101,393,528	1,481,543	(12,415,010)	5,212,162	95,672,223	—	(361,959)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,836,880	3,276,547	(10,766,395)	(5,154,055)	38,192,977	—	2,218,819	—
	$968,089,154	$173,129,623	$(262,025,855)	$16,426,651	$895,619,573	$4,790,299	$(2,274,052)	$2,770,768

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	129	09/16/16	$19,259,700	$(13,941)
			$19,259,700	$(13,941)
Short Contracts
S&P 500 E-Mini	(184)	09/16/16	(19,131,030)	(380,789)
			$(19,131,030)	$(380,789)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$394,730
Total Liability Derivatives		$394,730

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,687,968)
Interest rate contracts	161,277
Total	$(1,526,691)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(394,730)
Total	$(394,730)

See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
660		iShares Barclays 20+ Year Treasury Bond Fund	$91,674	1.0
684		SPDR S&P MidCap 400 Trust	186,308	2.0
		Total Exchange-Traded Funds (Cost $270,665)	277,982	3.0
MUTUAL FUNDS: 94.1%
		Affiliated Investment Companies: 92.6%
20,084		Voya Emerging Markets Index Portfolio - Class I	185,974	2.0
47,078		Voya Floating Rate Fund - Class I	460,427	5.0
35,653		Voya High Yield Bond Fund - Class I	277,024	3.0
12,418		Voya Index Plus Large Cap Portfolio - Class I	278,779	3.0
33,721		Voya Intermediate Bond Fund - Class R6	345,973	3.7
68,788		Voya International Core Fund - Class I	604,650	6.5
22,026		Voya International Index Portfolio - Class I	185,901	2.0
21,910		Voya Large Cap Growth Portfolio - Class I	417,161	4.5
15,539		Voya Large Cap Value Fund - Class R6	186,313	2.0
24,465	@	Voya MidCap Opportunities Portfolio - Class I	326,609	3.5
20,328		Voya Multi-Manager Emerging Markets Equity Fund - Class I	186,204	2.0
60,155		Voya Multi-Manager International Equity Fund - Class I	605,164	6.5
50,131		Voya Multi-Manager Large Cap Core Portfolio - Class I	742,936	8.0
32,048		Voya Multi-Manager Mid Cap Value Fund - Class I	326,567	3.5
37,062		Voya Short Term Bond Fund - Class R6	367,655	4.0
14,932		Voya Small Company Portfolio - Class I	280,581	3.0
14,724		Voya U.S. Bond Index Portfolio - Class I	161,232	1.8
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
13,772		Voya U.S. Stock Index Portfolio - Class I	$190,473	2.1
11,048		VY® Clarion Global Real Estate Portfolio - Class I	138,872	1.5
3,508		VY® Clarion Real Estate Portfolio - Class I	139,047	1.5
17,581	@	VY® Goldman Sachs Bond Portfolio - Class I	183,721	2.0
30,569		VY® Invesco Comstock Portfolio - Class I	464,948	5.0
33,620		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	924,561	10.0
13,258		VY® T. Rowe Price Equity Income Portfolio - Class I	186,271	2.0
5,125	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	415,264	4.5
			8,582,307	92.6
		Unaffiliated Investment Companies: 1.5%
26,673	@	Credit Suisse Commodity Return Strategy Fund - Class I	136,565	1.5
		Total Mutual Funds (Cost $8,594,925)	8,718,872	94.1
		Total Investments in Securities (Cost $8,865,590)	$8,996,854	97.1
		Assets in Excess of Other Liabilities	270,822	2.9
		Net Assets	$9,267,676	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $8,932,340.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$166,740
Gross Unrealized Depreciation	(102,226)
Net Unrealized Appreciation	$64,514

See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$277,982	$—	$—	$277,982
Mutual Funds	8,718,872	—	—	8,718,872
Total Investments, at fair value	$8,996,854	$—	$—	$8,996,854

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$79,251	$115,414	$(18,391)	$9,700	$185,974	$3,050	$(469)	$—
Voya Floating Rate Fund - Class I	194,345	296,387	(36,303)	5,998	460,427	6,377	(1,236)	—
Voya High Yield Bond Fund - Class I	119,517	176,948	(27,834)	8,393	277,024	5,363	(940)	—
Voya Index Plus LargeCap Portfolio - Class I	—	285,608	(6,999)	170	278,779	3,670	(252)	—
Voya Intermediate Bond Fund - Class R6	139,082	232,344	(34,060)	8,606	345,972	3,517	211	—
Voya International Core Fund - Class I	254,655	387,433	(35,216)	(2,222)	604,650	—	(3,442)	—
Voya International Index Portfolio - Class I	78,076	124,467	(11,291)	(5,351)	185,901	4,374	(1,112)	—
Voya Large Cap Growth Portfolio - Class I	217,594	283,926	(86,698)	2,339	417,161	—	1,598	—
Voya Large Cap Value Fund - Class R6	156,172	179,137	(163,154)	14,158	186,313	1,492	(4,037)	—
Voya MidCap Opportunities Portfolio - Class I	98,564	238,973	(21,619)	10,691	326,609	—	(75)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	76,813	115,731	(17,098)	10,758	186,204	—	(445)	—
Voya Multi-Manager International Equity Fund - Class I	257,674	386,465	(36,708)	(2,267)	605,164	—	(3,344)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	363,725	588,309	(237,538)	28,441	742,937	—	(3,860)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	136,388	246,990	(78,091)	21,280	326,567	—	(18,582)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	39,221	1,446	(41,120)	453	—	—	(4,160)	—
Voya Short Term Bond Fund - Class R6	155,467	239,647	(29,501)	2,042	367,655	2,365	(167)	—
Voya Small Company Portfolio - Class I	117,754	192,521	(27,066)	(2,628)	280,581	989	(1,503)	20,009
Voya U.S. Bond Index Portfolio - Class I	182,609	572,490	(597,805)	3,938	161,232	3,123	5,947	234
Voya U.S. Stock Index Portfolio - Class I	117,908	354,116	(285,446)	3,895	190,473	—	9,572	—
VY T. Rowe Price Equity Income Portfolio Initial	—	187,959	(3,659)	1,971	186,271	—	(145)	—
VY® Clarion Global Real Estate Portfolio - Class I	59,150	84,457	(12,439)	7,704	138,872	—	638	—
VY® Clarion Real Estate Portfolio - Class I	60,228	85,218	(17,662)	11,263	139,047	—	2,385	—
VY® Goldman Sachs Bond Portfolio - Class I	—	187,959	(6,803)	2,565	183,721	—	95	—
VY® Invesco Comstock Portfolio - Class I	196,770	296,195	(39,102)	11,085	464,948	—	(1,820)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	394,683	559,253	(69,511)	40,136	924,561	—	(1,084)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	217,483	295,252	(90,931)	(6,540)	415,264	—	(2,358)	—
	$3,713,129	$6,714,645	$(2,032,045)	$186,578	$8,582,307	$34,320	$(28,585)	$20,243

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(4,234)
Total	$(4,234)

See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
172,357		iShares Russell 1000 Value Index Fund	$17,797,584	2.0
84,774		SPDR Trust Series 1	17,762,696	2.0
		Total Exchange-Traded Funds (Cost $34,596,006)	35,560,280	4.0
MUTUAL FUNDS: 93.1%
		Affiliated Investment Companies: 91.6%
1,918,239		Voya Emerging Markets Index Portfolio - Class I	17,762,892	2.0
4,497,634		Voya Floating Rate Fund - Class I	43,986,863	5.0
3,406,418		Voya High Yield Bond Fund - Class I	26,467,867	3.0
1,186,205		Voya Index Plus LargeCap Portfolio - Class I	26,630,303	3.0
3,171,771		Voya Intermediate Bond Fund - Class R6	32,542,374	3.7
7,580,366		Voya International Core Fund - Class I	66,631,419	7.5
2,103,937		Voya International Index Portfolio - Class I	17,757,231	2.0
2,790,558		Voya Large Cap Growth Portfolio - Class I	53,132,224	6.0
2,225,655		Voya Large Cap Value Fund - Class R6	26,685,598	3.0
2,334,632	@	Voya MidCap Opportunities Portfolio - Class I	31,167,342	3.5
3,883,162		Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,569,768	4.0
8,398,099		Voya Multi-Manager International Equity Fund - Class I	84,484,878	9.6
5,265,721		Voya Multi-Manager Large Cap Core Portfolio - Class I	78,037,978	8.8
3,058,178		Voya Multi-Manager Mid Cap Value Fund - Class I	31,162,838	3.5
885,091		Voya Short Term Bond Fund - Class R6	8,780,107	1.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,426,642		Voya Small Company Portfolio - Class I	$26,806,603	3.0
802,156		Voya U.S. Bond Index Portfolio - Class I	8,783,604	1.0
659,941		Voya U.S. Stock Index Portfolio - Class I	9,126,978	1.0
1,055,339		VY® Clarion Global Real Estate Portfolio - Class I	13,265,614	1.5
335,102		VY® Clarion Real Estate Portfolio - Class I	13,283,452	1.5
2,919,988		VY® Invesco Comstock Portfolio - Class I	44,413,016	5.0
2,248,232		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	61,826,386	7.0
652,783	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	52,888,458	6.0
			811,193,793	91.6
		Unaffiliated Investment Companies: 1.5%
2,556,330	@	Credit Suisse Commodity Return Strategy Fund - Class I	13,088,407	1.5
		Total Mutual Funds (Cost $860,478,457)	824,282,200	93.1
		Total Investments in Securities (Cost $895,074,463)	$859,842,480	97.1
		Assets in Excess of Other Liabilities	25,663,584	2.9
		Net Assets	$885,506,064	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $905,285,060.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$10,636,943
Gross Unrealized Depreciation	(56,079,523)
Net Unrealized Depreciation	$(45,442,580)

See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$35,560,280	$—	$—	$35,560,280
Mutual Funds	824,282,200	—	—	824,282,200
Total Investments, at fair value	$859,842,480	$—	$—	$859,842,480
Liabilities Table
Other Financial Instruments+
Futures	$(364,697)	$—	$—	$(364,697)
Total Liabilities	$(364,697)	$—	$—	$(364,697)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$17,711,782	$2,046,126	$(3,783,335)	$1,788,319	$17,762,892	$380,106	$(900,598)	$—
Voya Floating Rate Fund - Class I	46,911,478	4,326,048	(8,287,036)	1,036,373	43,986,863	909,215	(489,852)	—
Voya High Yield Bond Fund - Class I	27,355,699	2,352,560	(4,695,168)	1,454,776	26,467,867	764,499	(534,112)	—
Voya Index Plus LargeCap Portfolio - Class I	—	27,472,463	(772,700)	(69,460)	26,630,303	456,815	(8,543)	—
Voya Intermediate Bond Fund - Class R6	14,197,848	21,233,304	(3,690,594)	801,816	32,542,374	310,931	(42,425)	—
Voya International Core Fund - Class I	69,309,289	5,653,694	(6,060,639)	(2,270,925)	66,631,419	—	(179,485)	—
Voya International Index Portfolio - Class I	18,372,498	2,265,835	(2,047,942)	(833,160)	17,757,231	545,812	(340,019)	—
Voya Large Cap Growth Portfolio - Class I	56,316,052	2,545,595	(4,176,022)	(1,553,401)	53,132,224	—	975,552	—
Voya Large Cap Value Fund - Class R6	46,056,864	2,359,637	(24,541,281)	2,810,378	26,685,598	271,970	(2,069,293)	—
Voya MidCap Opportunities Portfolio - Class I	23,375,530	9,799,448	(2,890,712)	883,076	31,167,342	—	37,255	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	36,196,403	3,139,532	(6,669,233)	2,903,066	35,569,768	—	(1,274,046)	—
Voya Multi-Manager International Equity Fund - Class I	87,828,652	7,029,777	(8,120,659)	(2,252,892)	84,484,878	—	(315,761)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	91,846,901	6,172,825	(20,629,701)	647,953	78,037,978	—	1,077,425	—
Voya Multi-Manager Mid Cap Value Fund - Class I	32,196,406	2,417,905	(5,714,495)	2,263,022	31,162,838	—	(1,509,055)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	9,274,969	460,957	(9,029,906)	(706,020)	—	—	757,416	—
Voya Short Term Bond Fund - Class R6	9,453,157	964,313	(1,711,050)	73,687	8,780,107	85,491	(21,770)	—
Voya Small Company Portfolio - Class I	27,977,979	4,240,337	(4,292,846)	(1,118,867)	26,806,603	123,569	(1,615)	2,500,748
Voya U.S. Bond Index Portfolio - Class I	37,657,364	29,830,169	(59,527,171)	823,242	8,783,604	266,121	258,678	19,244
Voya U.S. Stock Index Portfolio - Class I	37,192,460	1,033,771	(32,576,022)	3,476,769	9,126,978	—	(2,415,120)	—
VY® Clarion Global Real Estate Portfolio - Class I	13,883,008	555,766	(2,037,670)	864,510	13,265,614	—	16,275	—
VY® Clarion Real Estate Portfolio - Class I	14,220,314	709,130	(2,291,162)	645,170	13,283,452	—	771,151	—
VY® Invesco Comstock Portfolio - Class I	45,652,250	4,532,474	(5,952,970)	181,262	44,413,016	—	(40,471)	—
See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	60,770,096	6,309,103	(8,556,248)	3,303,435	61,826,386	—	(345,890)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	56,258,417	4,829,960	(4,024,998)	(4,174,921)	52,888,458	—	968,162	—
	$880,015,416	52,280,729	$(232,079,560)	$10,977,208	$811,193,793	$4,114,529	$(5,626,140)	$2,519,992

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	119	09/16/16	$17,766,700	$(12,861)
			$17,766,700	$(12,861)
Short Contracts
S&P 500 E-Mini	(170)	09/16/16	(17,675,728)	(351,836)
			$(17,675,728)	$(351,836)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$364,697
Total Liability Derivatives		$364,697

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,851,471)
Interest rate contracts	265,049
Total	$(2,586,422)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(364,697)
Total	$(364,697)

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
3,131		iShares Russell 1000 Value Index Fund	$323,307	4.0
596		SPDR S&P MidCap 400 Trust	162,339	2.0
		Total Exchange-Traded Funds (Cost $474,916)	485,646	6.0
MUTUAL FUNDS: 91.1%
		Affiliated Investment Companies: 89.6%
17,435		Voya Emerging Markets Index Portfolio - Class I	161,444	2.0
16,346		Voya Floating Rate Fund - Class I	159,867	2.0
30,949		Voya High Yield Bond Fund - Class I	240,473	3.0
7,235		Voya Index Plus LargeCap Portfolio - Class I	162,431	2.0
29,613		Voya Intermediate Bond Fund - Class R6	303,832	3.8
68,893		Voya International Core Fund - Class I	605,571	7.5
19,121		Voya International Index Portfolio - Class I	161,383	2.0
27,473		Voya Large Cap Growth Portfolio - Class I	523,091	6.5
16,862		Voya Large Cap Value Fund - Class R6	202,181	2.5
30,314	@	Voya MidCap Opportunities Portfolio - Class I	404,694	5.0
35,294		Voya Multi-Manager Emerging Markets Equity Fund - Class I	323,292	4.0
76,325		Voya Multi-Manager International Equity Fund - Class I	767,832	9.5
54,177		Voya Multi-Manager Large Cap Core Portfolio - Class I	802,902	10.0
39,710		Voya Multi-Manager Mid Cap Value Fund - Class I	404,640	5.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
17,285		Voya Small Company Portfolio - Class I	$324,789	4.1
9,591		VY® Clarion Global Real Estate Portfolio - Class I	120,553	1.5
3,045		VY® Clarion Real Estate Portfolio - Class I	120,706	1.5
23,883		VY® Invesco Comstock Portfolio - Class I	363,268	4.5
19,702		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	541,793	6.7
6,427	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	520,691	6.5
			7,215,433	89.6
		Unaffiliated Investment Companies: 1.5%
23,235	@	Credit Suisse Commodity Return Strategy Fund - Class I	118,964	1.5
		Total Mutual Funds (Cost $7,254,851)	7,334,397	91.1
		Total Investments in Securities (Cost $7,729,767)	$7,820,043	97.1
		Assets in Excess of Other Liabilities	235,551	2.9
		Net Assets	$8,055,594	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $7,824,938.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$135,954
Gross Unrealized Depreciation	(140,849)
Net Unrealized Appreciation	$(4,895)

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$485,646	$—	$—	$485,646
Mutual Funds	7,334,397	—		7,334,397
Total Investments, at fair value	$7,820,043	$—	$—	$7,820,043

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$67,366	$103,173	$(17,160)	$8,065	$161,444	$2,742	$(427)	$—
Voya Floating Rate Fund - Class I	67,440	107,535	(17,249)	2,141	159,867	2,198	(567)	—
Voya High Yield Bond Fund - Class I	99,590	160,460	(26,520)	6,943	240,473	4,612	(639)	—
Voya Index Plus LargeCap Portfolio - Class I	—	245,107	(82,835)	159	162,431	3,298	(261)	—
Voya Intermediate Bond Fund - Class R6	42,431	314,499	(58,015)	4,917	303,832	1,774	1,109	—
Voya International Core Fund - Class I	250,240	396,338	(38,991)	(2,016)	605,571	—	(3,558)	—
Voya International Index Portfolio - Class I	66,462	111,345	(11,762)	(4,662)	161,383	3,932	(834)	—
Voya Large Cap Growth Portfolio - Class I	215,529	337,622	(33,910)	3,850	523,091	—	53	—
Voya Large Cap Value Fund - Class R6	155,841	251,534	(219,999)	14,805	202,181	1,378	(3,115)	—
Voya MidCap Opportunities Portfolio - Class I	100,805	316,284	(26,577)	14,182	404,694	—	(2,548)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	133,754	203,865	(32,002)	17,675	323,292	—	(671)	—
Voya Multi-Manager International Equity Fund - Class I	319,625	502,401	(52,099)	(2,095)	767,832	—	(4,542)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	340,848	681,710	(244,653)	24,997	802,902	—	(1,573)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	165,603	291,775	(76,200)	23,462	404,640	—	(17,759)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	66,798	34,402	(101,860)	660	—	—	(2,611)	—
Voya Small Company Portfolio - Class I	133,474	229,694	(33,712)	(4,667)	324,789	1,185	(1,224)	23,983
Voya U.S. Bond Index Portfolio - Class I	100,839	426,031	(527,902)	1,032	—	1,820	2,806	185
Voya U.S. Stock Index Portfolio - Class I	167,152	229,307	(398,239)	1,780	—	—	1,969	—
VY® Clarion Global Real Estate Portfolio - Class I	50,406	76,184	(12,466)	6,429	120,553	—	596	—
VY® Clarion Real Estate Portfolio - Class I	51,432	77,033	(17,671)	9,912	120,706	—	1,587	—
VY® Invesco Comstock Portfolio - Class I	148,220	238,746	(32,710)	9,012	363,268	—	(1,550)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	226,134	342,178	(48,194)	21,675	541,793	—	929	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	216,571	345,532	(32,574)	(8,838)	520,691	—	(1,863)	—
	$3,186,560	$6,022,755	$(2,143,300)	$149,418	$7,215,433	$22,939	$(34,693)	$24,168

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(4,234)
Total	$(4,234)

See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
45,002		iShares Barclays 20+ Year Treasury Bond Fund	$6,250,778	1.0
245,020		iShares Russell 1000 Value Index Fund	25,300,765	4.0
		Total Exchange-Traded Funds (Cost $29,815,716)	31,551,543	5.0
MUTUAL FUNDS: 92.1%
		Affiliated Investment Companies: 90.6%
1,364,237		Voya Emerging Markets Index Portfolio - Class I	12,632,835	2.0
1,119,531		Voya Floating Rate Fund - Class I	10,949,008	1.8
843,620		Voya Index Plus LargeCap Portfolio - Class I	18,939,265	3.0
2,287,214		Voya Intermediate Bond Fund - Class R6	23,466,820	3.7
5,391,077		Voya International Core Fund - Class I	47,387,569	7.5
2,618,519		Voya International Index Portfolio - Class I	22,100,302	3.5
2,480,769		Voya Large Cap Growth Portfolio - Class I	47,233,844	7.5
2,111,343		Voya Large Cap Value Fund - Class R6	25,315,006	4.0
2,609,179	@	Voya MidCap Opportunities Portfolio - Class I	34,832,543	5.5
2,761,686		Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,297,046	4.0
6,287,623		Voya Multi-Manager International Equity Fund - Class I	63,253,490	10.1
4,257,098		Voya Multi-Manager Large Cap Core Portfolio - Class I	63,090,187	10.0
3,417,766		Voya Multi-Manager Mid Cap Value Fund - Class I	34,827,032	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,352,817		Voya Small Company Portfolio - Class I	$25,419,423	4.0
1,382,592		Voya U.S. Stock Index Portfolio - Class I	19,121,241	3.0
750,542		VY® Clarion Global Real Estate Portfolio - Class I	9,434,310	1.5
238,320		VY® Clarion Real Estate Portfolio - Class I	9,446,986	1.5
2,076,660		VY® Invesco Comstock Portfolio - Class I	31,585,991	5.0
580,312@		VY® T. Rowe Price Growth Equity Portfolio - Class I	47,016,859	7.5
			571,349,757	90.6
		Unaffiliated Investment Companies: 1.5%
1,817,035	@	Credit Suisse Commodity Return Strategy Fund - Class I	9,303,219	1.5
		Total Mutual Funds (Cost $609,008,426)	580,652,976	92.1
		Total Investments in Securities (Cost $638,824,142)	$612,204,519	97.1
		Assets in Excess of Other Liabilities	18,158,436	2.9
		Net Assets	$630,362,955	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $645,941,055.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$8,536,344
Gross Unrealized Depreciation	(42,272,880)
Net Unrealized Depreciation	$(33,736,536)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$31,551,543	$—	$—	$31,551,543
Mutual Funds	580,652,976	—	—	580,652,976
Total Investments, at fair value	$612,204,519	$—	$—	$612,204,519

See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2016 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Liabilities Table
Other Financial Instruments+
Futures	$(259,580)	$—	$—	$(259,580)
Total Liabilities	$(259,580)	$—	$—	$(259,580)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$12,508,562	$1,327,119	$(2,394,587)	$1,191,741	$12,632,835	$269,163	$(566,867)	$—
Voya Floating Rate Fund - Class I	11,534,895	1,216,721	(2,051,942)	249,334	10,949,008	224,707	(114,803)	—
Voya Index Plus LargeCap Portfolio - Class I	—	19,495,341	(507,644)	(48,432)	18,939,265	323,614	(6,128)	—
Voya Intermediate Bond Fund - Class R6	14,916,903	14,443,464	(6,625,505)	731,958	23,466,820	265,245	(40,821)	—
Voya International Core Fund - Class I	48,682,468	3,954,445	(3,513,050)	(1,736,294)	47,387,569	—	13,794	—
Voya International Index Portfolio - Class I	22,602,274	2,829,165	(2,116,308)	(1,214,829)	22,100,302	676,329	(233,698)	—
Voya Large Cap Growth Portfolio - Class I	49,356,685	2,694,808	(3,506,982)	(1,310,667)	47,233,844	—	811,910	—
Voya Large Cap Value Fund - Class R6	38,510,566	3,185,292	(18,689,990)	2,309,138	25,315,006	230,840	(1,587,602)	—
Voya MidCap Opportunities Portfolio - Class I	19,667,524	16,629,863	(2,362,740)	897,896	34,832,543	—	35,594	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	25,404,950	2,125,067	(4,187,395)	1,954,424	25,297,046	—	(787,867)	—
Voya Multi-Manager International Equity Fund - Class I	64,886,708	5,109,996	(5,043,711)	(1,699,503)	63,253,490	—	(203,037)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	64,917,522	3,322,469	(6,130,803)	980,999	63,090,187	—	302,622	—
Voya Multi-Manager Mid Cap Value Fund - Class I	35,477,328	2,604,695	(5,342,280)	2,087,289	34,827,032	—	(1,248,128)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	16,258,347	751,535	(15,615,591)	(1,394,291)	—	—	1,485,328	—
Voya Small Company Portfolio - Class I	26,155,720	3,975,534	(3,631,920)	(1,079,911)	25,419,423	116,647	17,509	2,360,680
Voya U.S. Bond Index Portfolio - Class I	13,070,537	20,358,309	(33,610,119)	181,273	—	90,673	114,209	9,081
Voya U.S. Stock Index Portfolio - Class I	45,631,486	7,677,050	(38,642,360)	4,455,065	19,121,241	—	(3,767,403)	—
VY® Clarion Global Real Estate Portfolio - Class I	9,793,080	455,311	(1,429,323)	615,242	9,434,310	—	4,242	—
VY® Clarion Real Estate Portfolio - Class I	9,998,583	562,579	(1,630,822)	516,646	9,446,986	—	485,823	—
VY® Invesco Comstock Portfolio - Class I	32,014,093	3,125,011	(3,682,242)	129,129	31,585,991	—	(16,051)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	49,323,932	4,122,747	(3,012,265)	(3,417,555)	47,016,859	—	607,963	—
	$610,712,163	$119,966,521	$(163,727,579)	$4,398,652	$571,349,757	$2,197,218	$(4,693,411)	$2,369,761

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2016 (Unaudited) (continued)

At June 30, 2016, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	85	09/16/16	$12,690,500	$(9,186)
			$12,690,500	$(9,186)
Short Contracts
S&P 500 E-Mini	(121)	09/16/16	(12,579,820)	(250,394)
			$(12,579,820)	$(250,394)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$259,580
Total Liability Derivatives		$259,580

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,999,515)
Interest rate contracts	185,185
Total	$(1,814,330)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(259,580)
Total	$(259,580)

See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
310		iShares Barclays 20+ Year Treasury Bond Fund	$43,059	1.0
1,686		iShares Russell 1000 Value Index Fund	174,096	3.9
321		SPDR S&P MidCap 400 Trust	87,434	2.0
		Total Exchange-Traded Funds (Cost $295,474)	304,589	6.9
MUTUAL FUNDS: 90.2%
		Affiliated Investment Companies: 88.8%
9,551		Voya Emerging Markets Index Portfolio - Class I	88,440	2.0
7,836		Voya Floating Rate Fund - Class I	76,639	1.7
5,905		Voya Index Plus LargeCap Portfolio - Class I	132,576	3.0
16,308		Voya Intermediate Bond Fund - Class R6	167,319	3.8
37,740		Voya International Core Fund - Class I	331,732	7.5
18,331		Voya International Index Portfolio - Class I	154,711	3.5
17,366		Voya Large Cap Growth Portfolio - Class I	330,649	7.5
14,936		Voya Large Cap Value Fund - Class R6	179,083	4.1
18,322	@	Voya MidCap Opportunities Portfolio - Class I	244,600	5.6
19,334		Voya Multi-Manager Emerging Markets Equity Fund - Class I	177,098	4.0
44,011		Voya Multi-Manager International Equity Fund - Class I	442,746	10.0
29,801		Voya Multi-Manager Large Cap Core Portfolio - Class I	441,644	10.0
24,001		Voya Multi-Manager Mid Cap Value Fund - Class I	244,567	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
9,468		Voya Small Company Portfolio - Class I	$177,899	4.0
3,501		Voya U.S. Stock Index Portfolio - Class I	48,417	1.1
5,254		VY® Clarion Global Real Estate Portfolio - Class I	66,043	1.5
1,668		VY® Clarion Real Estate Portfolio - Class I	66,126	1.5
14,537		VY® Invesco Comstock Portfolio - Class I	221,110	5.0
4,063	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	329,157	7.5
			3,920,556	88.8
12,511	@	Credit Suisse Commodity Return Strategy Fund - Class I	64,057	1.4
		Total Mutual Funds (Cost $3,937,977)	3,984,613	90.2
		Total Investments in Securities (Cost $4,233,451)	$4,289,202	97.1
		Assets in Excess of Other Liabilities	126,147	2.9
		Net Assets	$4,415,349	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $4,298,402.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$73,400
Gross Unrealized Depreciation	(82,600)
Net Unrealized Appreciation	$(9,200)

See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$304,589	$—	$—	$304,589
Mutual Funds	3,984,613	—	—	3,984,613
Total Investments, at fair value	$4,289,202	$—	$—	$4,289,202

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$32,383	$61,373	$(10,771)	$5,455	$88,440	$1,463	$(1,165)	$—
Voya Floating Rate Fund - Class I	29,581	54,780	(8,826)	1,104	76,639	1,031	(344)	—
Voya Index Plus LargeCap Portfolio - Class I	—	137,860	(5,284)	—	132,576	1,759	(162)	—
Voya Intermediate Bond Fund - Class R6	38,274	169,182	(43,067)	2,930	167,319	1,197	866	—
Voya International Core Fund - Class I	125,717	230,315	(25,704)	1,404	331,732	—	(4,243)	—
Voya International Index Portfolio - Class I	58,422	137,525	(38,551)	(2,685)	154,711	3,670	(3,663)	—
Voya Large Cap Growth Portfolio - Class I	127,012	225,303	(26,334)	4,668	330,649	—	(1,518)	—
Voya Large Cap Value Fund - Class R6	105,544	209,619	(145,588)	9,508	179,083	1,039	(604)	—
Voya MidCap Opportunities Portfolio - Class I	50,639	205,011	(20,469)	9,419	244,600	—	(2,673)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	65,514	120,177	(19,766)	11,173	177,098	—	(1,530)	—
Voya Multi-Manager International Equity Fund - Class I	167,504	308,191	(34,452)	1,503	442,746	—	(5,283)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	174,565	330,781	(77,276)	13,574	441,644	—	(731)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	91,602	184,773	(46,480)	14,672	244,567	—	(10,833)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	41,943	26,522	(68,800)	335	—	—	(631)	—
Voya Small Company Portfolio - Class I	67,095	132,300	(20,615)	(881)	177,899	632	(1,892)	12,789
Voya U.S. Bond Index Portfolio - Class I	35,276	214,140	(249,732)	316	—	851	1,660	102
Voya U.S. Stock Index Portfolio - Class I	117,677	217,591	(289,281)	2,430	48,417	—	5,183	—
VY® Clarion Global Real Estate Portfolio - Class I	25,360	44,438	(7,332)	3,577	66,043	—	232	—
VY® Clarion Real Estate Portfolio - Class I	25,893	44,856	(9,700)	5,077	66,126	—	1,277	—
VY® Invesco Comstock Portfolio - Class I	82,695	153,528	(21,895)	6,782	221,110	—	(2,152)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	127,011	229,422	(24,321)	(2,955)	329,157	—	(2,634)	—
	$1,589,707	$3,437,687	$(1,194,244)	$87,406	$3,920,556	$11,642	$(30,840)	$12,891

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,117)
Total	$(2,117)

See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.8%
7,162		iShares Barclays 20+ Year Treasury Bond Fund	$994,802	0.8
51,994		iShares Russell 1000 Value Index Fund	5,368,900	4.0
		Total Exchange-Traded Funds
		(Cost $6,020,112)	6,363,702	4.8
MUTUAL FUNDS: 92.3%
		Affiliated Investment Companies: 90.9%
289,072		Voya Emerging Markets Index Portfolio - Class I	2,676,808	2.0
178,758		Voya Index Plus LargeCap Portfolio - Class I	4,013,118	3.0
484,107		Voya Intermediate Bond Fund - Class R6	4,966,941	3.7
1,142,329		Voya International Core Fund - Class I	10,041,075	7.5
554,844		Voya International Index Portfolio - Class I	4,682,881	3.5
525,657		Voya Large Cap Growth Portfolio - Class I	10,008,506	7.5
446,875		Voya Large Cap Value Fund - Class R6	5,358,029	4.0
552,874	@	Voya MidCap Opportunities Portfolio - Class I	7,380,874	5.5
585,193		Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,360,372	4.0
1,332,172		Voya Multi-Manager International Equity Fund - Class I	13,401,651	10.1
902,046		Voya Multi-Manager Large Cap Core Portfolio - Class I	13,368,319	10.0
724,194		Voya Multi-Manager Mid Cap Value Fund - Class I	7,379,537	5.5
286,649		Voya Small Company Portfolio - Class I	5,386,141	4.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
486,198		Voya U.S. Stock Index Portfolio - Class I	$6,724,114	5.1
159,032		VY® Clarion Global Real Estate Portfolio - Class I	1,999,028	1.5
50,497		VY® Clarion Real Estate Portfolio - Class I	2,001,692	1.5
440,025		VY® Invesco Comstock Portfolio - Class I	6,692,780	5.0
122,962	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	9,962,414	7.5
			121,404,280	90.9
		Unaffiliated Investment Companies: 1.4%
385,605	@	Credit Suisse Commodity Return Strategy Fund - Class I	1,974,299	1.4
		Total Mutual Funds
		(Cost $130,957,915)	123,378,579	92.3
		Total Investments in Securities
		(Cost $136,978,027)	$129,742,281	97.1
		Assets in Excess of Other Liabilities	3,845,007	2.9
		Net Assets	$133,587,288	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $139,374,941.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$855,398
Gross Unrealized Depreciation	(10,488,058)
Net Unrealized Depreciation	$(9,632,660)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,363,702	$—	$—	$6,363,702
Mutual Funds	123,378,579	—	—	123,378,579
Total Investments, at fair value	$129,742,281	$—	$—	$129,742,281
Liabilities Table
Other Financial Instruments+
Futures	$(55,764)	$—	$—	$(55,764)
Total Liabilities	$(55,764)	$—	$—	$(55,764)

See Accompanying Notes to Financial Statements
93

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2016 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,482,539	$450,666	$(510,829)	$254,432	$2,676,808	$56,071	$(122,707)	$—
Voya Index Plus LargeCap Portfolio - Class I	—	4,129,197	(106,804)	(9,275)	4,013,118	67,490	(958)	—
Voya Intermediate Bond Fund - Class R6	2,939,607	3,294,103	(1,422,417)	155,648	4,966,941	51,050	(8,507)	—
Voya International Core Fund - Class I	9,621,776	1,554,332	(949,211)	(185,822)	10,041,075	—	(147,213)	—
Voya International Index Portfolio - Class I	4,470,245	2,168,136	(1,912,514)	(42,986)	4,682,881	140,900	(313,545)	—
Voya Large Cap Growth Portfolio - Class I	9,739,815	1,339,166	(897,820)	(172,655)	10,008,506	—	93,727	—
Voya Large Cap Value Fund - Class R6	7,699,454	1,276,866	(4,372,950)	754,659	5,358,029	47,354	(585,732)	—
Voya MidCap Opportunities Portfolio - Class I	3,880,959	3,821,841	(608,384)	286,458	7,380,874	—	(82,411)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,009,401	820,568	(895,423)	425,826	5,360,372	—	(172,121)	—
Voya Multi-Manager International Equity Fund - Class I	12,817,117	2,042,798	(1,139,512)	(318,752)	13,401,651	—	(50,200)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	12,973,510	1,730,014	(1,594,508)	259,303	13,368,319	—	28,780	—
Voya Multi-Manager Mid Cap Value Fund - Class I	7,002,864	1,067,952	(1,188,247)	496,968	7,379,537	—	(311,528)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	3,208,924	332,324	(3,427,765)	(113,483)	—	—	139,250	—
Voya Small Company Portfolio - Class I	5,159,922	1,210,943	(880,507)	(104,217)	5,386,141	24,288	(104,717)	491,538
Voya U.S. Bond Index Portfolio - Class I	2,622,075	5,639,078	(8,297,085)	35,932	—	21,049	29,428	3,791
Voya U.S. Stock Index Portfolio - Class I	11,567,479	2,517,153	(8,404,837)	1,044,319	6,724,114	—	(788,354)	—
VY® Clarion Global Real Estate Portfolio - Class I	1,948,269	244,743	(326,016)	132,032	1,999,028	—	(2,053)	—
VY® Clarion Real Estate Portfolio - Class I	1,968,763	265,407	(350,511)	118,033	2,001,692	—	93,551	—
VY® Invesco Comstock Portfolio - Class I	6,319,628	1,122,770	(808,239)	58,621	6,692,780	—	(18,225)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,730,542	1,597,153	(736,238)	(629,043)	9,962,414	—	78,426	—
	$121,162,889	$36,625,210	$(38,829,817)	$2,445,998	$121,404,280	$408,202	$(2,245,110)	$495,329

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	18	09/16/16	$2,687,400	$(1,950)
			$2,687,400	$(1,950)
Short Contracts
S&P 500 E-Mini	(26)	09/16/16	(2,703,675)	(53,814)
			$(2,703,675)	$(53,814)

See Accompanying Notes to Financial Statements
94

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2016 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$55,764
Total Liability Derivatives		$55,764

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(396,420)
Interest rate contracts	35,676
Total	$(360,744)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(55,764)
Total	$(55,764)

See Accompanying Notes to Financial Statements
95

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.8%
100		iShares Barclays 20+ Year Treasury Bond Fund	$13,890	0.8
723		iShares Russell 1000 Value Index Fund	74,657	4.0
138		SPDR S&P MidCap 400 Trust	37,589	2.0
		Total Exchange-Traded Funds (Cost $122,593)	126,136	6.8
MUTUAL FUNDS: 90.5%
		Affiliated Investment Companies: 89.0%
4,044		Voya Emerging Markets Index Portfolio - Class I	37,448	2.0
2,501		Voya Index Plus LargeCap Portfolio - Class I	56,138	3.0
6,791		Voya Intermediate Bond Fund - Class R6	69,674	3.7
15,982		Voya International Core Fund - Class I	140,480	7.5
7,762		Voya International Index Portfolio - Class I	65,514	3.5
7,353		Voya Large Cap Growth Portfolio - Class I	140,007	7.5
6,309		Voya Large Cap Value Fund - Class R6	75,641	4.1
7,742	@	Voya MidCap Opportunities Portfolio - Class I	103,355	5.6
8,187		Voya Multi-Manager Emerging Markets Equity Fund - Class I	74,990	4.0
18,638		Voya Multi-Manager International Equity Fund - Class I	187,495	10.1
12,619		Voya Multi-Manager Large Cap Core Portfolio - Class I	187,008	10.0
10,142		Voya Multi-Manager Mid Cap Value Fund - Class I	103,349	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
4,010		Voya Small Company Portfolio - Class I	$75,339	4.0
4,091		Voya U.S. Stock Index Portfolio - Class I	56,580	3.0
2,225		VY® Clarion Global Real Estate Portfolio - Class I	27,964	1.5
706		VY® Clarion Real Estate Portfolio - Class I	27,999	1.5
6,156		VY® Invesco Comstock Portfolio - Class I	93,635	5.0
1,720	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	139,368	7.5
			1,661,984	89.0
		Unaffiliated Investment Companies: 1.5%
5,370	@	Credit Suisse Commodity Return Strategy Fund - Class I	27,493	1.5
		Total Mutual Funds (Cost $1,666,686)	1,689,477	90.5
		Total Investments in Securities (Cost $1,789,279)	$1,815,613	97.3
		Assets in Excess of Other Liabilities	50,740	2.7
		Net Assets	$1,866,353	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,800,786.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$31,375
Gross Unrealized Depreciation	(16,548)
Net Unrealized Appreciation	$14,827

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$126,136	$—	$—	$126,136
Mutual Funds	1,689,477	—	—	1,689,477
Total Investments, at fair value	$1,815,613	$—	$—	$1,815,613

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

96

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,624	$27,041	$(5,024)	$1,807	$37,448	$595	$73	$—
Voya Index Plus LargeCap Portfolio - Class I	—	58,503	(2,502)	137	56,138	716	(53)	—
Voya Intermediate Bond Fund - Class R6	15,409	71,704	(18,620)	1,181	69,674	485	365	—
Voya International Core Fund - Class I	50,472	103,661	(13,778)	125	140,480	—	(543)	—
Voya International Index Portfolio - Class I	23,435	61,264	(17,959)	(1,226)	65,514	1,492	(1,081)	—
Voya Large Cap Growth Portfolio - Class I	50,215	101,904	(13,266)	1,154	140,007	—	773	—
Voya Large Cap Value Fund - Class R6	41,068	106,206	(74,763)	3,130	75,641	422	1,020	—
Voya MidCap Opportunities Portfolio - Class I	20,351	90,227	(11,070)	3,847	103,355	—	(642)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,048	53,450	(9,584)	4,076	74,990	—	161	—
Voya Multi-Manager International Equity Fund - Class I	68,006	138,237	(18,730)	(18)	187,495	—	(493)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	68,064	149,505	(36,359)	5,798	187,008	—	176	—
Voya Multi-Manager Mid Cap Value Fund - Class I	37,317	82,452	(23,400)	6,980	103,349	—	(4,851)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	16,838	12,781	(29,814)	195	—	—	(268)	—
Voya Small Company Portfolio - Class I	27,010	59,377	(10,307)	(741)	75,339	259	(139)	5,234
Voya U.S. Bond Index Portfolio - Class I	13,538	104,134	(117,818)	146	—	342	628	40
Voya U.S. Stock Index Portfolio - Class I	60,709	120,362	(124,888)	397	56,580	—	2,865	—
VY® Clarion Global Real Estate Portfolio - Class I	10,187	20,000	(3,971)	1,748	27,964	—	51	—
VY® Clarion Real Estate Portfolio - Class I	10,365	20,167	(4,761)	2,228	27,999	—	572	—
VY® Invesco Comstock Portfolio - Class I	34,063	68,436	(11,096)	2,232	93,635	—	(7)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,469	103,903	(13,147)	(1,857)	139,368	—	89	—
	$638,188	$1,553,314	$(560,857)	$31,339	$1,661,984	$4,311	$(1,304)	$5,274

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
97

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VSOL (0616-081716)

Semi-Annual Report
June 30, 2016
Classes ADV, I, S, S2, T and Z
Voya Partners, Inc.
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Voya Index Solution Income Portfolio

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Voya Index Solution 2020 Portfolio

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Voya Index Solution 2025 Portfolio

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Voya Index Solution 2030 Portfolio

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Voya Index Solution 2035 Portfolio

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Voya Index Solution 2040 Portfolio

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Voya Index Solution 2045 Portfolio

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Voya Index Solution 2050 Portfolio

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Voya Index Solution 2055 Portfolio

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Voya Index Solution 2060 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Brexit, and what comes after
Dear Shareholder,
Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.
The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.
We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.
You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)
Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.
Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.
One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.
The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.
Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.
A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.
U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.
In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.
In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**
Voya Index Solution Income Portfolio
Class ADV	$1,000.00	$1,039.80	0.63%	$3.20	$1,000.00	$1,021.73	0.63%	$3.17
Class I	1,000.00	1,043.00	0.13	0.66	1,000.00	1,024.22	0.13	0.65
Class S	1,000.00	1,042.40	0.38	1.93	1,000.00	1,022.97	0.38	1.91
Class S2	1,000.00	1,041.10	0.53	2.69	1,000.00	1,022.23	0.53	2.66
Class T	1,000.00	1,038.40	0.83	4.21	1,000.00	1,020.74	0.83	4.17
Class Z	1,000.00	1,043.90	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2020 Portfolio
Class ADV	$1,000.00	$1,033.40	0.63%	$3.19	$1,000.00	$1,021.73	0.63%	$3.17
Class I	1,000.00	1,036.40	0.13	0.66	1,000.00	1,024.22	0.13	0.65
Class S	1,000.00	1,035.50	0.38	1.92	1,000.00	1,022.97	0.38	1.91
Class S2	1,000.00	1,033.90	0.53	2.68	1,000.00	1,022.23	0.53	2.66
Class T	1,000.00	1,032.40	0.83	4.19	1,000.00	1,020.74	0.83	4.17
Class Z	1,000.00	1,036.30	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2025 Portfolio
Class ADV	$1,000.00	$1,030.40	0.63%	$3.18	$1,000.00	$1,021.73	0.63%	$3.17
Class I	1,000.00	1,032.60	0.13	0.66	1,000.00	1,024.22	0.13	0.65
Class S	1,000.00	1,031.00	0.38	1.92	1,000.00	1,022.97	0.38	1.91
Class S2	1,000.00	1,030.50	0.53	2.68	1,000.00	1,022.23	0.53	2.66
Class T	1,000.00	1,029.30	0.83	4.19	1,000.00	1,020.74	0.83	4.17
Class Z	1,000.00	1,033.60	0.00	0.00	1,000.00	1,024.86	0.00	0.00
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**
Voya Index Solution 2030 Portfolio
Class ADV	$1,000.00	$1,025.80	0.63%	$3.17	$1,000.00	$1,021.73	0.63%	$3.17
Class I	1,000.00	1,027.00	0.13	0.66	1,000.00	1,024.22	0.13	0.65
Class S	1,000.00	1,026.30	0.38	1.91	1,000.00	1,022.97	0.38	1.91
Class S2	1,000.00	1,025.70	0.53	2.67	1,000.00	1,022.23	0.53	2.66
Class T	1,000.00	1,024.30	0.83	4.18	1,000.00	1,020.74	0.83	4.17
Class Z	1,000.00	1,027.80	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2035 Portfolio
Class ADV	$1,000.00	$1,023.20	0.64%	$3.22	$1,000.00	$1,021.68	0.64%	$3.22
Class I	1,000.00	1,025.50	0.14	0.71	1,000.00	1,024.17	0.14	0.70
Class S	1,000.00	1,023.90	0.39	1.96	1,000.00	1,022.92	0.39	1.96
Class S2	1,000.00	1,023.20	0.54	2.72	1,000.00	1,022.18	0.54	2.72
Class T	1,000.00	1,022.20	0.84	4.22	1,000.00	1,020.69	0.84	4.22
Class Z	1,000.00	1,025.40	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2040 Portfolio
Class ADV	$1,000.00	$1,022.20	0.63%	$3.17	$1,000.00	$1,021.73	0.63%	$3.17
Class I	1,000.00	1,025.00	0.13	0.65	1,000.00	1,024.22	0.13	0.65
Class S	1,000.00	1,023.40	0.38	1.91	1,000.00	1,022.97	0.38	1.91
Class S2	1,000.00	1,022.80	0.53	2.67	1,000.00	1,022.23	0.53	2.66
Class T	1,000.00	1,021.40	0.83	4.17	1,000.00	1,020.74	0.83	4.17
Class Z	1,000.00	1,025.80	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2045 Portfolio
Class ADV	$1,000.00	$1,020.90	0.64%	$3.22	$1,000.00	$1,021.68	0.64%	$3.22
Class I	1,000.00	1,024.00	0.14	0.70	1,000.00	1,024.17	0.14	0.70
Class S	1,000.00	1,022.40	0.39	1.96	1,000.00	1,022.92	0.39	1.96
Class S2	1,000.00	1,020.80	0.54	2.71	1,000.00	1,022.18	0.54	2.72
Class T	1,000.00	1,020.80	0.84	4.22	1,000.00	1,020.69	0.84	4.22
Class Z	1,000.00	1,024.90	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2050 Portfolio
Class ADV	$1,000.00	$1,022.10	0.64%	$3.22	$1,000.00	$1,021.68	0.64%	$3.22
Class I	1,000.00	1,025.00	0.14	0.70	1,000.00	1,024.17	0.14	0.70
Class S	1,000.00	1,023.40	0.39	1.96	1,000.00	1,022.92	0.39	1.96
Class S2	1,000.00	1,022.00	0.54	2.71	1,000.00	1,022.18	0.54	2.72
Class T	1,000.00	1,020.60	0.84	4.22	1,000.00	1,020.69	0.84	4.22
Class Z	1,000.00	1,025.80	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2055 Portfolio
Class ADV	$1,000.00	$1,019.10	0.65%	$3.26	$1,000.00	$1,021.63	0.65%	$3.27
Class I	1,000.00	1,021.70	0.15	0.75	1,000.00	1,024.12	0.15	0.75
Class S	1,000.00	1,020.40	0.40	2.01	1,000.00	1,022.87	0.40	2.01
Class S2	1,000.00	1,019.70	0.55	2.76	1,000.00	1,022.13	0.55	2.77
Class T	1,000.00	1,018.30	0.85	4.27	1,000.00	1,020.64	0.85	4.27
Class Z	1,000.00	1,022.40	0.00	0.00	1,000.00	1,024.86	0.00	0.00
Voya Index Solution 2060 Portfolio
Class ADV	$1,000.00	$1,020.50	0.64%	$3.22	$1,000.00	$1,021.68	0.64%	$3.22
Class I	1,000.00	1,022.40	0.14	0.70	1,000.00	1,024.17	0.14	0.70
Class S	1,000.00	1,021.50	0.39	1.96	1,000.00	1,022.92	0.39	1.96
Class S2	1,000.00	1,021.50	0.54	2.71	1,000.00	1,022.18	0.54	2.72
Class Z	1,000.00	1,023.40	0.00	0.00	1,000.00	1,024.86	0.00	0.00

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$310,759,188	$28,035,728	$402,322,934	$19,568,693
Investments in unaffiliated underlying funds at fair value**	54,602,071	5,696,326	82,154,743	3,409,461
Total investments at fair value	$365,361,259	$33,732,054	$484,477,677	$22,978,154
Cash	4,023,018	336,738	5,242,770	217,604
Cash collateral for futures	299,160	18,041	402,120	12,026
Receivables:
Investments in affiliated underlying funds sold	8,069,801	2,018,565	11,945,037	1,532,279
Investments in unaffiliated underlying funds sold	469,483	—	707,672	—
Fund shares sold	16,677	189,797	174,082	79,985
Dividends	38,230	5,515	101,470	3,384
Prepaid expenses	4,525	94	5,418	61
Reimbursement due from manager	45,953	22,891	61,118	16,293
Other assets	6,985	—	7,003	—
Total assets	378,335,091	36,323,695	503,124,367	24,839,786
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,328,594	257,178	3,142,045	86,117
Payable for investments in unaffiliated underlying funds purchased	247,496	1,301,012	362,129	1,073,042
Payable for fund shares redeemed	231,805	209	355,424	—
Payable for investment management fees	70,851	5,621	95,106	3,492
Payable for distribution and shareholder service fees	94,665	5,354	133,665	2,895
Payable to directors under the deferred compensation plan (Note 6)	6,985	—	7,003	—
Payable for directors fees	1,869	100	2,394	60
Other accrued expenses and liabilities	46,804	4,725	72,691	4,786
Total liabilities	2,029,069	1,574,199	4,170,457	1,170,392
NET ASSETS	$376,306,022	$34,749,496	$498,953,910	$23,669,394
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$374,454,069	$33,608,102	$464,530,900	$23,023,657
Undistributed net investment income	9,238,177	288,420	15,707,098	187,874
Accumulated net realized gain (loss)	(4,507,247)	241,100	37,446,547	167,927
Net unrealized appreciation (depreciation)	(2,878,977)	611,874	(18,730,635)	289,936
NET ASSETS	$376,306,022	$34,749,496	$498,953,910	$23,669,394
* Cost of investments in affiliated underlying funds	$309,956,683	$27,541,546	$416,935,938	$19,338,056
** Cost of investments in unaffiliated underlying funds	$58,130,600	$5,578,634	$86,068,098	$3,350,162
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
Class ADV
Net assets	$124,057,098	$10,759,062	$225,783,772	$5,673,202
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,489,661	915,945	21,500,556	446,476
Net asset value and redemption price per share	$9.93	$11.75	$10.50	$12.71
Class I
Net assets	$31,590,393	$1,306,200	$54,250,666	$2,110,685
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,099,360	109,161	5,042,993	163,057
Net asset value and redemption price per share	$10.19	$11.97	$10.76	$12.94
Class S
Net assets	$188,286,607	$3,671,295	$147,593,543	$2,492,899
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,668,458	307,057	13,878,658	193,229
Net asset value and redemption price per share	$10.09	$11.96	$10.63	$12.90
Class S2
Net assets	$13,401,555	$1,077,394	$32,314,961	$671,337
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,355,474	90,472	3,086,440	52,578
Net asset value and redemption price per share	$9.89	$11.91	$10.47	$12.77
Class T
Net assets	$6,248	$3,824	$3,364	$4,152
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	625	324	319	328
Net asset value and redemption price per share	$10.00	$11.80	$10.54	$12.65
Class Z
Net assets	$18,964,121	$17,931,721	$39,007,604	$12,717,119
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,856,339	1,495,433	3,619,047	982,429
Net asset value and redemption price per share	$10.22	$11.99	$10.78	$12.94
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$355,929,755	$12,657,508	$241,270,670	$7,037,387
Investments in unaffiliated underlying funds at fair value**	57,100,732	1,379,156	29,065,449	835,155
Total investments at fair value	$413,030,487	$14,036,664	$270,336,119	$7,872,542
Cash	4,405,654	69,043	2,665,741	69,386
Cash collateral for futures	343,569	6,013	223,863	3,030
Receivables:
Investments in affiliated underlying funds sold	10,422,499	819,439	7,088,900	395,755
Investments in unaffiliated underlying funds sold	512,079	—	412,883	—
Fund shares sold	629,261	27,951	303,929	122,520
Dividends	64,316	1,624	55,658	1,208
Prepaid expenses	4,436	39	2,850	20
Reimbursement due from manager	46,641	11,979	29,496	8,499
Other assets	5,622	—	3,438	—
Total assets	429,464,564	14,972,752	281,122,877	8,472,960
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3,208,056	10,562	1,817,289	129,792
Payable for investments in unaffiliated underlying funds purchased	407,975	334,613	454,556	217,401
Payable for fund shares redeemed	284,515	151,064	301,061	10,540
Payable for investment management fees	78,470	2,075	49,689	1,156
Payable for distribution and shareholder service fees	115,379	1,501	75,966	980
Payable to directors under the deferred compensation plan (Note 6)	5,622	—	3,438	—
Payable for directors fees	1,994	38	1,289	21
Other accrued expenses and liabilities	52,053	4,272	29,455	4,197
Total liabilities	4,154,064	504,125	2,732,743	364,087
NET ASSETS	$425,310,500	$14,468,627	$278,390,134	$8,108,873
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$393,956,005	$13,975,290	$259,313,969	$7,825,193
Undistributed net investment income	12,410,203	111,470	7,383,436	67,616
Accumulated net realized gain	40,768,838	99,809	27,251,985	95,616
Net unrealized appreciation (depreciation)	(21,824,546)	282,058	(15,559,256)	120,448
NET ASSETS	$425,310,500	$14,468,627	$278,390,134	$8,108,873
* Cost of investments in affiliated underlying funds	$375,257,798	$12,407,209	$256,774,165	$6,938,009
** Cost of investments in unaffiliated underlying funds	$59,423,518	$1,347,397	$29,007,504	$814,085
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
Class ADV
Net assets	$199,498,563	$2,836,498	$135,699,707	$1,828,454
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,856,644	219,961	12,603,720	140,998
Net asset value and redemption price per share	$10.58	$12.90	$10.77	$12.97
Class I
Net assets	$42,363,815	$510,755	$32,540,545	$669,822
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,903,120	38,970	2,932,476	51,059
Net asset value and redemption price per share	$10.85	$13.11	$11.10	$13.12
Class S
Net assets	$116,949,415	$1,499,177	$73,300,936	$1,350,744
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,907,287	114,199	6,700,611	102,865
Net asset value and redemption price per share	$10.72	$13.13	$10.94	$13.13
Class S2
Net assets	$30,738,671	$288,929	$16,650,676	$329,032
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,907,372	22,236	1,543,899	25,323
Net asset value and redemption price per share	$10.57	$12.99	$10.78	$12.99
Class T
Net assets	$3,393	$4,222	$3,445	$4,210
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	320	327	319	326
Net asset value and redemption price per share	$10.60	$12.91	$10.81	$12.91
Class Z
Net assets	$35,756,643	$9,329,046	$20,194,825	$3,926,611
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,285,149	710,595	1,816,111	299,161
Net asset value and redemption price per share	$10.88	$13.13	$11.12	$13.13
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$71,759,957	$1,604,618
Investments in unaffiliated underlying funds at fair value**	6,833,048	172,753
Total investments at fair value	$78,593,005	$1,777,371
Cash	753,889	45,308
Cash collateral for futures	61,970	—
Receivables:
Investments in affiliated underlying funds sold	2,083,349	69,968
Investments in unaffiliated underlying funds sold	95,875	—
Fund shares sold	185,776	7,144
Dividends	15,999	303
Prepaid expenses	797	6
Reimbursement due from manager	6,373	4,785
Other assets	759	—
Total assets	81,797,792	1,904,885
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	647,280	11,388
Payable for investments in unaffiliated underlying funds purchased	141,365	56,803
Payable for fund shares redeemed	32,648	933
Payable for investment management fees	13,991	278
Payable for distribution and shareholder service fees	22,011	420
Payable to directors under the deferred compensation plan (Note 6)	759	—
Payable for directors fees	369	6
Other accrued expenses and liabilities	15,408	3,704
Total liabilities	873,831	73,532
NET ASSETS	$80,923,961	$1,831,353
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$78,061,124	$1,753,413
Undistributed net investment income	1,947,385	14,890
Accumulated net realized gain	5,496,817	21,412
Net unrealized appreciation (depreciation)	(4,581,365)	41,638
NET ASSETS	$80,923,961	$1,831,353
* Cost of investments in affiliated underlying funds	$76,426,220	$1,568,614
** Cost of investments in unaffiliated underlying funds	$6,715,912	$167,119
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
Class ADV
Net assets	$38,783,630	$842,263
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,900,318	84,463
Net asset value and redemption price per share	$13.37	$9.97
Class I
Net assets	$8,640,418	$83,990
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	632,063	8,368
Net asset value and redemption price per share	$13.67	$10.04
Class S
Net assets	$21,026,129	$367,252
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,554,748	36,736
Net asset value and redemption price per share	$13.52	$10.00
Class S2
Net assets	$6,317,741	$56,624
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	470,426	5,675
Net asset value and redemption price per share	$13.43	$9.98
Class T
Net assets	$4,220	n/a
Shares authorized	100,000,000	n/a
Par value	$0.001	n/a
Shares outstanding	316	n/a
Net asset value and redemption price per share	$13.35	n/a
Class Z
Net assets	$6,151,823	$481,224
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	449,005	47,868
Net asset value and redemption price per share	$13.70	$10.05
See Accompanying Notes to Financial Statements
11

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
INVESTMENT INCOME:
Interest	$34	$—	$43	$—
Dividends from affiliated underlying funds	2,897,444	198,608	4,412,519	138,651
Dividends from unaffiliated underlying funds	1,039,201	60,483	1,406,655	30,750
Total investment income	3,936,679	259,091	5,819,217	169,401
EXPENSES:
Investment management fees	424,555	22,744	549,795	13,531
Distribution and shareholder service fees:
Class ADV	320,469	19,886	557,091	9,688
Class S	236,663	3,141	186,495	1,808
Class S2	31,953	1,850	77,009	1,019
Class T	22	14	11	15
Transfer agent fees	390	104	372	182
Shareholder reporting expense	7,342	696	5,460	528
Professional fees	33,812	4,445	41,776	4,103
Custody and accounting expense	19,220	3,990	23,842	3,766
Directors fees	5,608	300	7,182	181
Miscellaneous expense	10,038	4,222	14,186	4,270
Interest expense	33	13	68	—
Total expenses	1,090,105	61,405	1,463,287	39,091
Net waived and reimbursed fees	(267,509)	(28,989)	(353,002)	(22,422)
Net expenses	822,596	32,416	1,110,285	16,669
Net investment income	3,114,083	226,675	4,708,932	152,732
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(4,478,747)	39,797	1,909,508	(30,937)
Sale of unaffiliated underlying funds	(913,425)	(604)	(1,465,465)	(2,556)
Capital gain distributions from affiliated underlying funds	1,649,066	196,960	6,080,423	195,519
Futures	(597,961)	(12,700)	(737,987)	(8,468)
Net realized gain (loss)	(4,341,067)	223,453	5,786,479	153,558
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	13,458,900	579,762	1,416,645	300,819
Unaffiliated underlying funds	3,005,800	153,581	3,556,938	75,693
Futures	(152,953)	—	(204,276)	—
Net change in unrealized appreciation (depreciation)	16,311,747	733,343	4,769,307	376,512
Net realized and unrealized gain	11,970,680	956,796	10,555,786	530,070
Increase in net assets resulting from operations	$15,084,763	$1,183,471	$15,264,718	$682,802

See Accompanying Notes to Financial Statements
12

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
INVESTMENT INCOME:
Interest	$32	$—	$16	$—
Dividends from affiliated underlying funds	3,831,219	86,747	2,639,341	53,504
Dividends from unaffiliated underlying funds	976,720	12,354	375,224	6,509
Total investment income	4,807,971	99,101	3,014,581	60,013
EXPENSES:
Investment management fees	451,307	8,289	283,822	4,595
Distribution and shareholder service fees:
Class ADV	483,850	5,201	326,784	2,592
Class S	145,186	1,195	89,973	968
Class S2	69,865	315	37,375	398
Class T	11	15	11	15
Transfer agent fees	335	532	254	324
Shareholder reporting expense	6,040	546	5,210	546
Professional fees	33,660	3,802	23,296	3,793
Custody and accounting expense	20,020	3,276	15,470	3,276
Directors fees	5,983	114	3,866	63
Miscellaneous expense	12,510	3,895	9,655	3,937
Interest expense	196	—	129	3
Total expenses	1,228,963	27,180	795,845	20,510
Net waived and reimbursed fees	(271,365)	(18,247)	(170,913)	(14,912)
Net expenses	957,598	8,933	624,932	5,598
Net investment income	3,850,373	90,168	2,389,649	54,415
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	421,796	(39,893)	624,681	(21,039)
Sale of unaffiliated underlying funds	(1,013,032)	571	(575,669)	3,366
Capital gain distributions from affiliated underlying funds	6,265,316	134,955	4,383,589	93,351
Futures	(1,137,162)	(4,234)	(729,072)	(2,093)
Net realized gain	4,536,918	91,399	3,703,529	73,585
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(757,491)	298,680	(1,574,557)	129,859
Unaffiliated underlying funds	2,616,535	37,484	1,530,843	22,933
Futures	(173,717)	—	(113,706)	—
Net change in unrealized appreciation (depreciation)	1,685,327	336,164	(157,420)	152,792
Net realized and unrealized gain	6,222,245	427,563	3,546,109	226,377
Increase in net assets resulting from operations	$10,072,618	$517,731	$5,935,758	$280,792

See Accompanying Notes to Financial Statements
13

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
INVESTMENT INCOME:
Interest	$5	$—
Dividends from affiliated underlying funds	814,336	13,878
Dividends from unaffiliated underlying funds	72,186	1,199
Total investment income	886,527	15,077
EXPENSES:
Investment management fees	79,766	1,191
Distribution and shareholder service fees:
Class ADV	92,326	1,487
Class S	24,500	282
Class S2	13,632	72
Class T	15	—
Transfer agent fees	304	476
Shareholder reporting expense	2,730	501
Professional fees	9,555	3,824
Custody and accounting expense	6,916	304
Directors fees	1,108	17
Offering expense	—	1,490
Miscellaneous expense	5,881	3,957
Interest expense	17	—
Total expenses	236,750	13,601
Net waived and reimbursed fees	(54,583)	(11,126)
Net expenses	182,167	2,475
Net investment income	704,360	12,602
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(867,836)	(6,816)
Sale of unaffiliated underlying funds	(133,004)	363
Capital gain distributions from affiliated underlying funds	1,370,849	23,018
Futures	(202,011)	—
Net realized gain	167,998	16,565
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	555,388	42,820
Unaffiliated underlying funds	379,892	6,017
Futures	(32,238)	—
Net change in unrealized appreciation (depreciation)	903,042	48,837
Net realized and unrealized gain	1,071,040	65,402
Increase in net assets resulting from operations	$1,775,400	$78,004

See Accompanying Notes to Financial Statements
14

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution Income Portfolio		Voya Index Solution 2020 Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$3,114,083	$5,810,622	$226,675	$61,706
Net realized gain (loss)	(4,341,067)	3,880,136	223,453	17,747
Net change in unrealized appreciation (depreciation)	16,311,747	(16,363,090)	733,343	(122,805)
Increase (decrease) in net assets resulting from operations	15,084,763	(6,672,332)	1,183,471	(43,352)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(634,249)	—	(166)
Class I	—	(130,597)	—	(22)
Class S	—	(2,345,797)	—	(17)
Class S2	—	(58,282)	—	(1)
Class T	—	(53)	—	—
Class Z	—	(79)	—	(111)
Net realized gains:
Class ADV	—	(2,276,217)	—	(326)
Class I	—	(360,664)	—	(99)
Class S	—	(7,391,138)	—	(98)
Class S2	—	(216,486)	—	(98)
Class T	—	(215)	—	(98)
Class Z	—	(219)	—	(493)
Total distributions	—	(13,413,996)	—	(1,529)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,564,249	26,814,739	28,129,184	8,854,316
Proceeds from shares issued in merger (Note 10)	—	251,868,347	—	—
Reinvestment of distributions	—	13,413,728	—	948
	29,564,249	292,096,814	28,129,184	8,855,264
Cost of shares redeemed	(50,230,408)	(61,919,717)	(3,061,480)	(331,327)
Net increase (decrease) in net assets resulting from capital share transactions	(20,666,159)	230,177,097	25,067,704	8,523,937
Net increase (decrease) in net assets	(5,581,396)	210,090,769	26,251,175	8,479,056
NET ASSETS:
Beginning of year or period	381,887,418	171,796,649	8,498,321	19,265
End of year or period	$376,306,022	$381,887,418	$34,749,496	$8,498,321
Undistributed net investment income at end of year or period	$9,238,177	$6,124,094	$288,420	$61,745

See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2025 Portfolio		Voya Index Solution 2030 Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$4,708,932	$9,935,346	$152,732	$35,179
Net realized gain	5,786,479	36,092,601	153,558	14,524
Net change in unrealized appreciation (depreciation)	4,769,307	(54,354,273)	376,512	(88,801)
Increase (decrease) in net assets resulting from operations	15,264,718	(8,326,326)	682,802	(39,098)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,410,776)	—	(392)
Class I	—	(1,024,278)	—	—
Class S	—	(3,258,109)	—	—
Class S2	—	(497,192)	—	—
Class T	—	(46)	—	—
Class Z	—	(97)	—	—
Net realized gains:
Class ADV	—	(20,270,652)	—	(1,153)
Class I	—	(4,465,190)	—	(63)
Class S	—	(16,160,818)	—	(63)
Class S2	—	(2,976,718)	—	(63)
Class T	—	(310)	—	(63)
Class Z	—	(425)	—	(287)
Total distributions	—	(52,064,611)	—	(2,084)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	60,060,251	82,168,309	19,401,432	5,919,215
Reinvestment of distributions	—	52,064,255	—	1,749
	60,060,251	134,232,564	19,401,432	5,920,964
Cost of shares redeemed	(57,393,718)	(112,129,124)	(1,559,509)	(756,043)
Net increase in net assets resulting from capital share transactions	2,666,533	22,103,440	17,841,923	5,164,921
Net increase (decrease) in net assets	17,931,251	(38,287,497)	18,524,725	5,123,739
NET ASSETS:
Beginning of year or period	481,022,659	519,310,156	5,144,669	20,930
End of year or period	$498,953,910	$481,022,659	$23,669,394	$5,144,669
Undistributed net investment income at end of year or period	$15,707,098	$10,998,166	$187,874	$35,142

See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2035 Portfolio		Voya Index Solution 2040 Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$3,850,373	$7,698,354	$90,168	$21,238
Net realized gain	4,536,918	38,159,937	91,399	8,495
Net change in unrealized appreciation (depreciation)	1,685,327	(53,561,447)	336,164	(57,230)
Increase (decrease) in net assets resulting from operations	10,072,618	(7,703,156)	517,731	(27,497)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2,703,379)	—	(75)
Class I	—	(708,488)	—	(34)
Class S	—	(2,295,635)	—	(17)
Class S2	—	(396,748)	—	(17)
Class T	—	(42)	—	(3)
Class Z	—	(1,039)	—	(145)
Net realized gains:
Class ADV	—	(21,434,185)	—	(374)
Class I	—	(4,034,485)	—	(211)
Class S	—	(15,058,363)	—	(211)
Class S2	—	(3,244,251)	—	(210)
Class T	—	(384)	—	(210)
Class Z	—	(5,917)	—	(896)
Total distributions	—	(49,882,916)	—	(2,403)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	57,856,703	71,304,946	12,254,353	3,198,357
Reinvestment of distributions	—	49,882,490	—	1,242
	57,856,703	121,187,436	12,254,353	3,199,599
Cost of shares redeemed	(42,278,638)	(97,566,851)	(1,226,935)	(269,435)
Net increase in net assets resulting from capital share transactions	15,578,065	23,620,585	11,027,418	2,930,164
Net increase (decrease) in net assets	25,650,683	(33,965,487)	11,545,149	2,900,264
NET ASSETS:
Beginning of year or period	399,659,817	433,625,304	2,923,478	23,214
End of year or period	$425,310,500	$399,659,817	$14,468,627	$2,923,478
Undistributed net investment income at end of year or period	$12,410,203	$8,559,830	$111,470	$21,302

See Accompanying Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2045 Portfolio		Voya Index Solution 2050 Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,389,649	$4,352,460	$54,415	$13,140
Net realized gain	3,703,529	24,934,769	73,585	22,102
Net change in unrealized appreciation (depreciation)	(157,420)	(34,997,424)	152,792	(35,562)
Increase (decrease) in net assets resulting from operations	5,935,758	(5,710,195)	280,792	(320)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,357,061)	—	(14)
Class I	—	(377,565)	—	(37)
Class S	—	(1,127,665)	—	(24)
Class S2	—	(156,530)	—	(21)
Class T	—	(31)	—	(6)
Class Z	—	(43)	—	(158)
Net realized gains:
Class ADV	—	(14,880,990)	—	(232)
Class I	—	(2,763,241)	—	(233)
Class S	—	(9,852,747)	—	(232)
Class S2	—	(1,757,731)	—	(232)
Class T	—	(417)	—	(231)
Class Z	—	(314)	—	(982)
Total distributions	—	(32,274,335)	—	(2,402)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,580,929	58,386,012	6,475,202	2,217,945
Reinvestment of distributions	—	32,273,888	—	1,145
	40,580,929	90,659,900	6,475,202	2,219,090
Cost of shares redeemed	(27,411,909)	(62,654,289)	(456,065)	(429,831)
Net increase in net assets resulting from capital share transactions	13,169,020	28,005,611	6,019,137	1,789,259
Net increase (decrease) in net assets	19,104,778	(9,978,919)	6,299,929	1,786,537
NET ASSETS:
Beginning of year or period	259,285,356	269,264,275	1,808,944	22,407
End of year or period	$278,390,134	$259,285,356	$8,108,873	$1,808,944
Undistributed net investment income at end of year or period	$7,383,436	$4,993,787	$67,616	$13,201

See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2055 Portfolio		Voya Index Solution 2060 Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	February 9, 2015(1) to December 31, 2015
FROM OPERATIONS:
Net investment income	$704,360	$1,081,435	$12,602	$2,240
Net realized gain	167,998	5,654,215	16,565	4,895
Net change in unrealized appreciation (depreciation)	903,042	(8,439,372)	48,837	(7,199)
Increase (decrease) in net assets resulting from operations	1,775,400	(1,703,722)	78,004	(64)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(292,320)	—	—
Class I	—	(72,668)	—	—
Class S	—	(245,405)	—	—
Class S2	—	(39,840)	—	—
Class T	—	(27)	—	—
Class Z	—	(2,379)	—	—
Net realized gains:
Class ADV	—	(2,921,488)	—	—
Class I	—	(488,658)	—	—
Class S	—	(1,953,282)	—	—
Class S2	—	(416,612)	—	—
Class T	—	(378)	—	—
Class Z	—	(15,988)	—	—
Total distributions	—	(6,449,045)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,957,930	32,927,242	1,701,444	607,321
Reinvestment of distributions	—	6,448,642	—	—
	16,957,930	39,375,884	1,701,444	607,321
Cost of shares redeemed	(9,879,287)	(21,064,074)	(345,703)	(209,649)
Net increase in net assets resulting from capital share transactions	7,078,643	18,311,810	1,355,741	397,672
Net increase in net assets	8,854,043	10,159,043	1,433,745	397,608
NET ASSETS:
Beginning of year or period	72,069,918	61,910,875	397,608	—
End of year or period	$80,923,961	$72,069,918	$1,831,353	$397,608
Undistributed net investment income at end of year or period	$1,947,385	$1,243,025	$14,890	$2,288

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements
19

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio
Class ADV
06-30-16	9.55	0.07•	0.31	0.38	—	—	—	—	—	9.93	3.98	0.77	0.63	0.63	1.48	124,057	19
12-31-15	10.53	0.21•	(0.33)	(0.12)	0.19	0.67	—	0.86	—	9.55	(1.37)	0.77	0.62	0.62	2.17	134,515	34
12-31-14	10.73	0.17	0.43	0.60	0.23	0.57	—	0.80	—	10.53	5.68	0.78	0.62	0.62	1.50	37,651	23
12-31-13	10.64	0.19•	0.58	0.77	0.30	0.38	—	0.68	—	10.73	7.50	0.76	0.61	0.61	1.74	37,886	39
12-31-12	10.42	0.19•	0.67	0.86	0.26	0.38	—	0.64	—	10.64	8.36	0.71	0.62	0.62	1.79	31,359	45
12-31-11	10.76	0.14	0.09	0.23	0.25	0.32	—	0.57	—	10.42	2.35	0.62	0.62	0.62	1.46	25,479	78
Class I
06-30-16	9.77	0.10•	0.32	0.42	—	—	—	—	—	10.19	4.30	0.27	0.13	0.13	2.00	31,590	19
12-31-15	10.76	0.28•	(0.36)	(0.08)	0.24	0.67	—	0.91	—	9.77	(0.91)	0.27	0.12	0.12	2.84	30,873	34
12-31-14	10.94	0.22•	0.45	0.67	0.28	0.57	—	0.85	—	10.76	6.23	0.28	0.12	0.12	2.00	5,042	23
12-31-13	10.82	0.22•	0.63	0.85	0.35	0.38	—	0.73	—	10.94	8.10	0.26	0.11	0.11	2.01	5,682	39
12-31-12	10.59	0.27•	0.64	0.91	0.30	0.38	—	0.68	—	10.82	8.75	0.21	0.12	0.12	2.53	10,690	45
12-31-11	10.90	0.21•	0.09	0.30	0.29	0.32	—	0.61	—	10.59	2.99	0.12	0.12	0.12	2.01	6,699	78
Class S
06-30-16	9.68	0.08•	0.33	0.41	—	—	—	—	—	10.09	4.24	0.52	0.38	0.38	1.71	188,287	19
12-31-15	10.66	0.23•	(0.33)	(0.10)	0.21	0.67	—	0.88	—	9.68	(1.11)	0.52	0.37	0.37	2.24	199,999	34
12-31-14	10.85	0.19•	0.44	0.63	0.25	0.57	—	0.82	—	10.66	5.90	0.53	0.37	0.37	1.73	124,505	23
12-31-13	10.74	0.21•	0.60	0.81	0.32	0.38	—	0.70	—	10.85	7.78	0.51	0.36	0.36	1.92	134,689	39
12-31-12	10.51	0.21•	0.68	0.89	0.28	0.38	—	0.66	—	10.74	8.52	0.46	0.37	0.37	1.97	141,443	45
12-31-11	10.82	0.19	0.08	0.27	0.26	0.32	—	0.58	—	10.51	2.73	0.37	0.37	0.37	1.64	142,821	78
Class S2
06-30-16	9.50	0.08•	0.31	0.39	—	—	—	—	—	9.89	4.11	0.74	0.53	0.53	1.61	13,402	19
12-31-15	10.46	0.22•	(0.33)	(0.11)	0.18	0.67	—	0.85	—	9.50	(1.25)	0.77	0.52	0.52	2.28	14,859	34
12-31-14	10.66	0.17•	0.43	0.60	0.23	0.57	—	0.80	—	10.46	5.78	0.78	0.52	0.52	1.56	4,595	23
12-31-13	10.58	0.20•	0.58	0.78	0.32	0.38	—	0.70	—	10.66	7.64	0.76	0.51	0.51	1.87	5,531	39
12-31-12	10.39	0.22•	0.64	0.86	0.29	0.38	—	0.67	—	10.58	8.38	0.71	0.52	0.52	2.06	4,328	45
12-31-11	10.75	0.15•	0.09	0.24	0.28	0.32	—	0.60	—	10.39	2.52	0.62	0.52	0.52	1.46	1,763	78
Class T
06-30-16	9.63	0.06•	0.31	0.37	—	—	—	—	—	10.00	3.84	1.00	0.83	0.83	1.29	6	19
12-31-15	10.60	0.18•	(0.31)	(0.13)	0.17	0.67	—	0.84	—	9.63	(1.47)	1.02	0.82	0.82	1.82	6	34
12-31-14	10.79	0.13	0.45	0.58	0.20	0.57	—	0.77	—	10.60	5.47	1.03	0.82	0.82	1.31	3	23
12-31-13	10.69	0.16	0.59	0.75	0.27	0.38	—	0.65	—	10.79	7.28	1.01	0.81	0.81	1.51	3	39
12-31-12	10.46	0.16	0.68	0.84	0.23	0.38	—	0.61	—	10.69	8.09	0.96	0.82	0.82	1.53	3	45
12-31-11	10.78	0.13	0.08	0.21	0.21	0.32	—	0.53	—	10.46	2.20	0.87	0.82	0.82	1.19	3	78
Class Z
06-30-16	9.79	0.13•	0.30	0.43	—	—	—	—	—	10.22	4.39	0.27	0.00	0.00	2.67	18,964	19
05-01-15(5) - 12-31-15	11.02	0.58•	(0.90)	(0.32)	0.24	0.67	—	0.91	—	9.79	(3.06)	0.28	0.00	0.00	9.14	1,635	34
See Accompanying Notes to Financial Statements
20

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2020 Portfolio
Class ADV
06-30-16	11.37	0.11•	0.27	0.38	—	—	—	—	—	11.75	3.34	0.87	0.63	0.63	1.90	10,759	51
12-31-15	11.82	0.46•	(0.46)	0.00*	0.15	0.30	—	0.45	—	11.37	0.00	2.22	0.63	0.63	4.05	4,703	108
12-31-14	12.11	0.15	0.47	0.62	0.23	0.68	—	0.91	—	11.82	5.27	71.22	0.63	0.63	1.31	4	23
12-31-13	11.41	0.19	1.30	1.49	0.26	0.54	—	0.80	0.01	12.11	13.55(a)	95.97	0.62	0.62	1.61	4	36
12-31-12	10.76	0.17	1.02	1.19	0.02	0.52	—	0.54	—	11.41	11.12	58.46	0.62	0.62	1.54	3	61
10-03-11(5) - 12-31-11	10.00	0.01	0.75	0.76	—	—	—	—	—	10.76	7.60	0.62	0.62	0.62	0.42	3	41
Class I
06-30-16	11.55	0.16•	0.26	0.42	—	—	—	—	—	11.97	3.64	0.37	0.13	0.13	2.73	1,306	51
12-31-15	11.91	0.34•	(0.33)	0.01	0.07	0.30	—	0.37	—	11.55	0.04	1.72	0.13	0.13	2.98	311	108
12-31-14	12.18	0.21	0.49	0.70	0.29	0.68	—	0.97	—	11.91	5.86	70.72	0.13	0.13	1.82	4	23
12-31-13	11.47	0.25	1.30	1.55	0.31	0.54	—	0.85	0.01	12.18	14.02(a)	95.47	0.12	0.12	2.11	4	36
12-31-12	10.77	0.23	1.02	1.25	0.03	0.52	—	0.55	—	11.47	11.69	57.96	0.12	0.12	2.04	3	61
10-03-11(5) - 12-31-11	10.00	0.02	0.75	0.77	—	—	—	—	—	10.77	7.70	0.12	0.12	0.12	0.90	3	41
Class S
06-30-16	11.55	0.13•	0.28	0.41	—	—	—	—	—	11.96	3.55	0.62	0.38	0.38	2.25	3,671	51
12-31-15	11.91	0.58•	(0.59)	(0.01)	0.05	0.30	—	0.35	—	11.55	(0.08)	1.97	0.38	0.38	5.10	1,084	108
12-31-14	12.19	0.18	0.48	0.66	0.26	0.68	—	0.94	—	11.91	5.54	70.97	0.38	0.38	1.57	4	23
12-31-13	11.43	0.22	1.29	1.51	0.22	0.54	—	0.76	0.01	12.19	13.63(a)	95.72	0.37	0.37	1.86	4	36
12-31-12	10.76	0.20	1.01	1.21	0.02	0.52	—	0.54	—	11.43	11.36	58.21	0.37	0.37	1.79	3	61
10-03-11(5) - 12-31-11	10.00	0.02	0.74	0.76	—	—	—	—	—	10.76	7.60	0.37	0.37	0.37	0.66	3	41
Class S2
06-30-16	11.52	0.12•	0.27	0.39	—	—	—	—	—	11.91	3.39	0.84	0.53	0.53	2.12	1,077	51
12-31-15	11.84	0.46•	(0.48)	(0.02)	0.00*	0.30	—	0.30	—	11.52	(0.16)	2.22	0.53	0.53	3.99	367	108
12-31-14	12.13	0.16	0.48	0.64	0.25	0.68	—	0.93	—	11.84	5.36	71.22	0.53	0.53	1.41	4	23
12-31-13	11.43	0.20	1.31	1.51	0.28	0.54	—	0.82	0.01	12.13	13.64(a)	95.97	0.52	0.52	1.71	4	36
12-31-12	10.76	0.21	1.00	1.21	0.02	0.52	—	0.54	—	11.43	11.33	58.46	0.52	0.52	1.90	3	61
10-03-11(5) - 12-31-11	10.00	0.01	0.75	0.76	—	—	—	—	—	10.76	7.60	0.62	0.52	0.52	0.54	3	41
Class T
06-30-16	11.43	0.08•	0.29	0.37	—	—	—	—	—	11.80	3.24	1.10	0.83	0.83	1.37	4	51
12-31-15	11.79	0.22	(0.28)	(0.06)	—	0.30	—	0.30	—	11.43	(0.54)	2.47	0.83	0.83	1.87	4	108
12-31-14	12.08	0.13	0.47	0.60	0.21	0.68	—	0.89	—	11.79	5.07	71.47	0.83	0.83	1.11	4	23
12-31-13	11.38	0.17	1.29	1.46	0.23	0.54	—	0.77	0.01	12.08	13.30(a)	96.22	0.82	0.82	1.40	4	36
12-31-12	10.75	0.15	1.01	1.16	0.01	0.52	—	0.53	—	11.38	10.88	58.71	0.82	0.82	1.34	3	61
10-03-11(5) - 12-31-11	10.00	0.00*	0.75	0.75	—	—	—	—	—	10.75	7.50	0.87	0.82	0.82	0.18	3	41
Class Z
06-30-16	11.57	0.15•	0.27	0.42	—	—	—	—	—	11.99	3.63	0.36	0.00	0.00	2.65	17,932	51
05-01-15(5) - 12-31-15	12.30	0.38•	(0.74)	(0.36)	0.07	0.30	—	0.37	—	11.57	(2.97)	1.70	0.00	0.00	4.91	2,030	108
See Accompanying Notes to Financial Statements
21

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2025 Portfolio
Class ADV
06-30-16	10.19	0.09•	0.22	0.31	—	—	—	—	—	10.50	3.04	0.77	0.63	0.63	1.79	225,784	25
12-31-15	11.49	0.19	(0.36)	(0.17)	0.16	0.97	—	1.13	—	10.19	(1.80)	0.77	0.63	0.63	1.75	228,081	40
12-31-14	11.63	0.15	0.46	0.61	0.19	0.56	—	0.75	—	11.49	5.41	0.77	0.62	0.62	1.29	242,980	33
12-31-13	10.38	0.18•	1.54	1.72	0.16	0.31	—	0.47	—	11.63	16.77	0.75	0.61	0.61	1.66	245,758	40
12-31-12	9.56	0.16•	1.04	1.20	0.12	0.26	—	0.38	—	10.38	12.74	0.71	0.62	0.62	1.63	181,218	39
12-31-11	10.40	0.12•	(0.34)	(0.22)	0.15	0.47	—	0.62	—	9.56	(1.75)	0.62	0.62	0.62	1.19	114,181	95
Class I
06-30-16	10.42	0.12•	0.22	0.34	—	—	—	—	—	10.76	3.26	0.27	0.13	0.13	2.34	54,251	25
12-31-15	11.72	0.26•	(0.37)	(0.11)	0.22	0.97	—	1.19	—	10.42	(1.25)	0.27	0.13	0.13	2.29	49,275	40
12-31-14	11.84	0.22•	0.46	0.68	0.24	0.56	—	0.80	—	11.72	5.95	0.27	0.12	0.12	1.89	46,808	33
12-31-13	10.54	0.24•	1.56	1.80	0.19	0.31	—	0.50	—	11.84	17.38	0.25	0.11	0.11	2.13	33,098	40
12-31-12	9.69	0.24•	1.02	1.26	0.15	0.26	—	0.41	—	10.54	13.26	0.21	0.12	0.12	2.32	29,471	39
12-31-11	10.52	0.16•	(0.34)	(0.18)	0.18	0.47	—	0.65	—	9.69	(1.24)	0.12	0.12	0.12	1.55	15,692	95
Class S
06-30-16	10.31	0.10•	0.22	0.32	—	—	—	—	—	10.63	3.10	0.52	0.38	0.38	1.97	147,594	25
12-31-15	11.61	0.23	(0.36)	(0.13)	0.20	0.97	—	1.17	—	10.31	(1.50)	0.52	0.38	0.38	1.99	166,420	40
12-31-14	11.74	0.18	0.47	0.65	0.22	0.56	—	0.78	—	11.61	5.67	0.52	0.37	0.37	1.55	186,666	33
12-31-13	10.47	0.21•	1.54	1.75	0.17	0.31	—	0.48	—	11.74	17.00	0.50	0.36	0.36	1.88	174,380	40
12-31-12	9.62	0.19•	1.05	1.24	0.13	0.26	—	0.39	—	10.47	13.12	0.46	0.37	0.37	1.84	138,176	39
12-31-11	10.46	0.14•	(0.34)	(0.20)	0.17	0.47	—	0.64	—	9.62	(1.55)	0.37	0.37	0.37	1.42	98,843	95
Class S2
06-30-16	10.16	0.10•	0.21	0.31	—	—	—	—	—	10.47	3.05	0.74	0.53	0.53	2.03	32,315	25
12-31-15	11.44	0.20•	(0.35)	(0.15)	0.16	0.97	—	1.13	—	10.16	(1.63)	0.77	0.53	0.53	1.83	34,934	40
12-31-14	11.58	0.16•	0.46	0.62	0.20	0.56	—	0.76	—	11.44	5.52	0.77	0.52	0.52	1.36	42,853	33
12-31-13	10.34	0.20•	1.52	1.72	0.17	0.31	—	0.48	—	11.58	16.87	0.75	0.51	0.51	1.80	48,649	40
12-31-12	9.53	0.18•	1.03	1.21	0.14	0.26	—	0.40	—	10.34	12.88	0.71	0.52	0.52	1.77	32,743	39
12-31-11	10.40	0.09•	(0.31)	(0.22)	0.18	0.47	—	0.65	—	9.53	(1.70)	0.62	0.52	0.52	0.93	13,158	95
Class T
06-30-16	10.24	0.08•	0.22	0.30	—	—	—	—	—	10.54	2.93	1.00	0.83	0.83	1.60	3	25
12-31-15	11.53	0.17	(0.35)	(0.18)	0.14	0.97	—	1.11	—	10.24	(1.87)	1.02	0.83	0.83	1.55	3	40
12-31-14	11.66	0.12	0.47	0.59	0.16	0.56	—	0.72	—	11.53	5.23	1.02	0.82	0.82	1.10	4	33
12-31-13	10.39	0.16	1.54	1.70	0.12	0.31	—	0.43	—	11.66	16.58	1.00	0.81	0.81	1.42	3	40
12-31-12	9.55	0.14	1.04	1.18	0.08	0.26	—	0.34	—	10.39	12.54	0.96	0.82	0.82	1.34	3	39
12-31-11	10.37	0.10	(0.34)	(0.24)	0.11	0.47	—	0.58	—	9.55	(1.93)	0.87	0.82	0.82	0.97	3	95
Class Z
06-30-16	10.43	0.16•	0.19	0.35	—	—	—	—	—	10.78	3.36	0.27	0.00	0.00	3.14	39,008	25
05-01-15(5) - 12-31-15	12.17	0.41•	(0.96)	(0.55)	0.22	0.97	—	1.19	—	10.43	(4.81)	0.28	0.00	0.00	5.95	2,310	40
See Accompanying Notes to Financial Statements
22

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2030 Portfolio
Class ADV
06-30-16	12.39	0.12•	0.20	0.32	—	—	—	—	—	12.71	2.58	0.95	0.63	0.63	2.02	5,673	49
12-31-15	12.70	0.48•	(0.53)	(0.05)	0.07	0.19	—	0.26	—	12.39	(0.48)	3.36	0.63	0.63	3.93	2,598	136
12-31-14	13.19	0.14	0.50	0.64	0.22	0.91	—	1.13	—	12.70	5.00	65.69	0.63	0.63	1.10	4	32
12-31-13	11.85	0.19•	1.95	2.14	0.27	0.55	—	0.82	0.02	13.19	18.71(b)	87.48	0.61	0.61	1.48	4	41
12-31-12	11.00	0.20	1.33	1.53	0.01	0.67	—	0.68	—	11.85	13.99	43.07	0.62	0.62	1.74	4	51
10-03-11(5) - 12-31-11	10.00	(0.00)*	1.00	1.00	—	—	—	—	—	11.00	10.00	0.62	0.62	0.62	(0.00)*	3	50
Class I
06-30-16	12.60	0.13•	0.21	0.34	—	—	—	—	—	12.94	2.70	0.45	0.13	0.13	2.10	2,111	49
12-31-15	12.79	0.99•	(0.99)	0.00*	—	0.19	—	0.19	—	12.60	(0.03)	2.86	0.13	0.13	8.08	779	136
12-31-14	13.28	0.20	0.51	0.71	0.29	0.91	—	1.20	—	12.79	5.52	65.19	0.13	0.13	1.61	4	32
12-31-13	11.91	0.25•	1.97	2.22	0.32	0.55	—	0.87	0.02	13.28	19.32(b)	86.98	0.11	0.11	1.97	4	41
12-31-12	11.01	0.26•	1.33	1.59	0.02	0.67	—	0.69	—	11.91	14.55	42.57	0.12	0.12	2.23	4	51
10-03-11(5) - 12-31-11	10.00	0.01	1.00	1.01	—	—	—	—	—	11.01	10.10	0.12	0.12	0.12	0.46	3	50
Class S
06-30-16	12.57	0.19•	0.14	0.33	—	—	—	—	—	12.90	2.63	0.70	0.38	0.38	3.03	2,493	49
12-31-15	12.79	0.43•	(0.46)	(0.03)	—	0.19	—	0.19	—	12.57	(0.27)	3.11	0.38	0.38	3.45	521	136
12-31-14	13.27	0.17	0.52	0.69	0.26	0.91	—	1.17	—	12.79	5.32	65.44	0.38	0.38	1.35	4	32
12-31-13	11.87	0.22	1.94	2.16	0.23	0.55	—	0.78	0.02	13.27	18.78(b)	87.23	0.36	0.36	1.73	4	41
12-31-12	11.00	0.23	1.32	1.55	0.01	0.67	—	0.68	—	11.87	14.22	42.82	0.37	0.37	2.00	4	51
10-03-11(5) - 12-31-11	10.00	0.00*	1.00	1.00	—	—	—	—	—	11.00	10.00	0.37	0.37	0.37	0.17	3	50
Class S2
06-30-16	12.45	0.17•	0.15	0.32	—	—	—	—	—	12.77	2.57	0.92	0.53	0.53	2.70	671	49
12-31-15	12.71	0.48•	(0.55)	(0.07)	—	0.19	—	0.19	—	12.45	(0.58)	3.36	0.53	0.53	3.87	47	136
12-31-14	13.21	0.15	0.49	0.64	0.23	0.91	—	1.14	—	12.71	5.00	65.69	0.53	0.53	1.20	4	32
12-31-13	11.87	0.20	1.95	2.15	0.28	0.55	—	0.83	0.02	13.21	18.79(b)	87.48	0.51	0.51	1.58	4	41
12-31-12	11.00	0.23	1.32	1.55	0.01	0.67	—	0.68	—	11.87	14.20	43.07	0.52	0.52	1.97	4	51
10-03-11(5) - 12-31-11	10.00	0.00*	1.00	1.00	—	—	—	—	—	11.00	10.00	0.62	0.52	0.52	0.11	3	50
Class T
06-30-16	12.35	0.09•	0.21	0.30	—	—	—	—	—	12.65	2.43	1.18	0.83	0.83	1.56	4	49
12-31-15	12.66	0.24	(0.36)	(0.12)	—	0.19	—	0.19	—	12.35	(0.99)	3.61	0.83	0.83	1.88	4	136
12-31-14	13.17	0.11	0.50	0.61	0.21	0.91	—	1.12	—	12.66	4.75	65.94	0.83	0.83	0.91	4	32
12-31-13	11.82	0.16	1.96	2.12	0.24	0.55	—	0.79	0.02	13.17	18.56(b)	87.73	0.81	0.81	1.27	4	41
12-31-12	10.99	0.18	1.32	1.50	0.00*	0.67	—	0.67	—	11.82	13.75	43.32	0.82	0.82	1.52	4	51
10-03-11(5) - 12-31-11	10.00	(0.01)	1.00	0.99	—	—	—	—	—	10.99	9.90	0.87	0.82	0.82	(0.29)	3	50
Class Z
06-30-16	12.59	0.18•	0.17	0.35	—	—	—	—	—	12.94	2.78	0.44	0.00	0.00	2.86	12,717	49
05-01-15(5) - 12-31-15	13.34	0.36•	(0.92)	(0.56)	—	0.19	—	0.19	—	12.59	(4.23)	2.82	0.00	0.00	4.30	1,196	136
See Accompanying Notes to Financial Statements
23

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2035 Portfolio
Class ADV
06-30-16	10.34	0.09•	0.15	0.24	—	—	—	—	—	10.58	2.32	0.77	0.64	0.64	1.76	199,499	25
12-31-15	11.86	0.18	(0.35)	(0.17)	0.15	1.20	—	1.35	—	10.34	(1.91)	0.77	0.64	0.64	1.62	199,097	38
12-31-14	12.01	0.13	0.53	0.66	0.17	0.64	—	0.81	—	11.86	5.65	0.76	0.63	0.63	1.12	213,542	44
12-31-13	10.25	0.17•	2.01	2.18	0.12	0.30	—	0.42	—	12.01	21.67	0.75	0.62	0.62	1.51	208,246	45
12-31-12	9.30	0.15•	1.21	1.36	0.09	0.32	—	0.41	—	10.25	14.87	0.71	0.62	0.62	1.47	150,358	34
12-31-11	10.27	0.11•	(0.51)	(0.40)	0.12	0.45	—	0.57	—	9.30	(3.46)	0.62	0.62	0.62	1.06	94,263	100
Class I
06-30-16	10.58	0.12•	0.15	0.27	—	—	—	—	—	10.85	2.55	0.27	0.14	0.14	2.30	42,364	25
12-31-15	12.11	0.25•	(0.37)	(0.12)	0.21	1.20	—	1.41	—	10.58	(1.47)	0.27	0.14	0.14	2.18	37,272	38
12-31-14	12.24	0.21•	0.53	0.74	0.23	0.64	—	0.87	—	12.11	6.16	0.26	0.13	0.13	1.73	34,038	44
12-31-13	10.42	0.23•	2.05	2.28	0.16	0.30	—	0.46	—	12.24	22.29	0.25	0.12	0.12	1.99	20,257	45
12-31-12	9.43	0.21•	1.23	1.44	0.13	0.32	—	0.45	—	10.42	15.49	0.21	0.12	0.12	2.05	18,530	34
12-31-11	10.40	0.14•	(0.51)	(0.37)	0.15	0.45	—	0.60	—	9.43	(3.06)	0.12	0.12	0.12	1.43	11,109	100
Class S
06-30-16	10.47	0.10•	0.15	0.25	—	—	—	—	—	10.72	2.39	0.52	0.39	0.39	1.94	116,949	25
12-31-15	11.99	0.22	(0.36)	(0.14)	0.18	1.20	—	1.38	—	10.47	(1.63)	0.52	0.39	0.39	1.87	129,764	38
12-31-14	12.13	0.16	0.54	0.70	0.20	0.64	—	0.84	—	11.99	5.90	0.51	0.38	0.38	1.38	145,942	44
12-31-13	10.34	0.20•	2.03	2.23	0.14	0.30	—	0.44	—	12.13	21.97	0.50	0.37	0.37	1.76	133,001	45
12-31-12	9.37	0.17•	1.23	1.40	0.11	0.32	—	0.43	—	10.34	15.15	0.46	0.37	0.37	1.69	93,319	34
12-31-11	10.34	0.13•	(0.51)	(0.38)	0.14	0.45	—	0.59	—	9.37	(3.26)	0.37	0.37	0.37	1.30	64,863	100
Class S2
06-30-16	10.33	0.10•	0.14	0.24	—	—	—	—	—	10.57	2.32	0.74	0.54	0.54	1.95	30,739	25
12-31-15	11.83	0.19•	(0.34)	(0.15)	0.15	1.20	—	1.35	—	10.33	(1.78)	0.77	0.54	0.54	1.71	31,067	38
12-31-14	11.98	0.14•	0.54	0.68	0.19	0.64	—	0.83	—	11.83	5.77	0.76	0.53	0.53	1.17	40,100	44
12-31-13	10.23	0.18•	2.01	2.19	0.14	0.30	—	0.44	—	11.98	21.74	0.75	0.52	0.52	1.66	44,066	45
12-31-12	9.29	0.16•	1.22	1.38	0.12	0.32	—	0.44	—	10.23	15.04	0.71	0.52	0.52	1.63	28,712	34
12-31-11	10.29	0.07•	(0.47)	(0.40)	0.15	0.45	—	0.60	—	9.29	(3.44)	0.62	0.52	0.52	0.71	8,819	100
Class T
06-30-16	10.37	0.08•	0.15	0.23	—	—	—	—	—	10.60	2.22	1.00	0.84	0.84	1.57	3	25
12-31-15	11.89	0.16	(0.35)	(0.19)	0.13	1.20	—	1.33	—	10.37	(2.08)	1.02	0.84	0.84	1.44	3	38
12-31-14	12.02	0.10	0.56	0.66	0.15	0.64	—	0.79	—	11.89	5.57	1.01	0.83	0.83	0.92	4	44
12-31-13	10.25	0.14	2.02	2.16	0.09	0.30	—	0.39	—	12.02	21.38	1.00	0.82	0.82	1.27	4	45
12-31-12	9.29	0.12	1.21	1.33	0.05	0.32	—	0.37	—	10.25	14.56	0.96	0.82	0.82	1.19	3	34
12-31-11	10.24	0.09	(0.51)	(0.42)	0.08	0.45	—	0.53	—	9.29	(3.69)	0.87	0.82	0.82	0.88	3	100
Class Z
06-30-16	10.61	0.17•	0.10	0.27	—	—	—	—	—	10.88	2.54	0.27	0.00	0.00	3.15	35,757	25
05-01-15(5) - 12-31-15	12.66	0.43•	(1.07)	(0.64)	0.21	1.20	—	1.41	—	10.61	(5.49)	0.28	0.00	0.00	6.12	2,456	38
See Accompanying Notes to Financial Statements
24

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2040 Portfolio
Class ADV
06-30-16	12.62	0.12•	0.16	0.28	—	—	—	—	—	12.90	2.22	1.05	0.63	0.63	1.89	2,836	44
12-31-15	13.60	0.52•	(0.73)	(0.21)	0.13	0.64	—	0.77	—	12.62	(1.78)	5.76	0.63	0.63	4.17	1,252	106
12-31-14	13.98	0.14•	0.64	0.78	0.20	0.96	—	1.16	—	13.60	5.73	61.99	0.63	0.63	0.98	5	32
12-31-13	12.06	0.17	2.54	2.71	0.18	0.63	—	0.81	0.02	13.98	23.19(c)	83.06	0.61	0.61	1.29	4	41
12-31-12	11.18	0.14	1.53	1.67	—	0.79	—	0.79	—	12.06	15.03	54.52	0.62	0.62	1.14	4	44
10-03-11(5) - 12-31-11	10.00	(0.01)	1.19	1.18	—	—	—	—	—	11.18	11.80	0.62	0.62	0.62	(0.32)	3	56
Class I
06-30-16	12.79	0.15•	0.17	0.32	—	—	—	—	—	13.11	2.50	0.55	0.13	0.13	2.33	511	44
12-31-15	13.71	1.29•	(1.47)	(0.18)	0.10	0.64	—	0.74	—	12.79	(1.50)	5.26	0.13	0.13	10.20	165	106
12-31-14	14.09	0.19	0.66	0.85	0.27	0.96	—	1.23	—	13.71	6.21	61.49	0.13	0.13	1.42	5	32
12-31-13	12.13	0.24•	2.57	2.81	0.24	0.63	—	0.87	0.02	14.09	23.90(c)	82.56	0.11	0.11	1.79	4	41
12-31-12	11.19	0.20	1.54	1.74	0.01	0.79	—	0.80	—	12.13	15.63	54.02	0.12	0.12	1.64	4	44
10-03-11(5) - 12-31-11	10.00	0.00*	1.19	1.19	—	—	—	—	—	11.19	11.90	0.12	0.12	0.12	0.11	3	56
Class S
06-30-16	12.83	0.15•	0.15	0.30	—	—	—	—	—	13.13	2.34	0.80	0.38	0.38	2.46	1,499	44
12-31-15	13.72	0.51•	(0.71)	(0.20)	0.05	0.64	—	0.69	—	12.83	(1.65)	5.51	0.38	0.38	3.95	401	106
12-31-14	14.09	0.16	0.66	0.82	0.23	0.96	—	1.19	—	13.72	6.03	61.74	0.38	0.38	1.16	4	32
12-31-13	12.08	0.20•	2.56	2.76	0.14	0.63	—	0.77	0.02	14.09	23.53(c)	82.81	0.36	0.36	1.54	4	41
12-31-12	11.18	0.17	1.52	1.69	0.00*	0.79	—	0.79	—	12.08	15.23	54.27	0.37	0.37	1.39	4	44
10-03-11(5) - 12-31-11	10.00	(0.00)*	1.18	1.18	—	—	—	—	—	11.18	11.80	0.37	0.37	0.37	(0.18)	3	56
Class S2
06-30-16	12.70	0.21•	0.08	0.29	—	—	—	—	—	12.99	2.28	1.02	0.53	0.53	3.31	289	44
12-31-15	13.62	0.38•	(0.61)	(0.23)	0.05	0.64	—	0.69	—	12.70	(1.88)	5.76	0.53	0.53	2.84	14	106
12-31-14	14.00	0.13	0.66	0.79	0.21	0.96	—	1.17	—	13.62	5.80	61.99	0.53	0.53	1.01	4	32
12-31-13	12.07	0.18	2.55	2.73	0.19	0.63	—	0.82	0.02	14.00	23.36(c)	83.06	0.51	0.51	1.38	4	41
12-31-12	11.18	0.15	1.53	1.68	0.00*	0.79	—	0.79	—	12.07	15.13	54.52	0.52	0.52	1.24	4	44
10-03-11(5) - 12-31-11	10.00	(0.01)	1.19	1.18	—	—	—	—	—	11.18	11.80	0.62	0.52	0.52	(0.21)	3	56
Class T
06-30-16	12.64	0.09•	0.18	0.27	—	—	—	—	—	12.91	2.14	1.28	0.83	0.83	1.48	4	44
12-31-15	13.56	0.24	(0.51)	(0.27)	0.01	0.64	—	0.65	—	12.64	(2.19)	6.01	0.83	0.83	1.81	4	106
12-31-14	13.95	0.09	0.66	0.75	0.18	0.96	—	1.14	—	13.56	5.54	62.24	0.83	0.83	0.72	4	32
12-31-13	12.03	0.14	2.55	2.69	0.16	0.63	—	0.79	0.02	13.95	23.02(c)	83.31	0.81	0.81	1.09	4	41
12-31-12	11.17	0.11	1.54	1.65	—	0.79	—	0.79	—	12.03	14.85	54.77	0.82	0.82	0.94	4	44
10-03-11(5) - 12-31-11	10.00	(0.02)	1.19	1.17	—	—	—	—	—	11.17	11.70	0.87	0.82	0.82	(0.57)	3	56
Class Z
06-30-16	12.80	0.16•	0.17	0.33	—	—	—	—	—	13.13	2.58	0.54	0.00	0.00	2.60	9,329	44
05-01-15(5) - 12-31-15	14.34	0.57•	(1.37)	(0.80)	0.10	0.64	—	0.74	—	12.80	(5.75)	5.12	0.00	0.00	6.74	1,086	106
See Accompanying Notes to Financial Statements
25

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2045 Portfolio
Class ADV
06-30-16	10.55	0.09•	0.13	0.22	—	—	—	—	—	10.77	2.09	0.77	0.64	0.64	1.69	135,700	25
12-31-15	12.16	0.16	(0.34)	(0.18)	0.12	1.31	—	1.43	—	10.55	(2.05)	0.76	0.64	0.64	1.44	133,884	36
12-31-14	12.25	0.10•	0.59	0.69	0.14	0.64	—	0.78	—	12.16	5.80	0.75	0.63	0.63	0.83	138,235	44
12-31-13	10.26	0.14•	2.26	2.40	0.10	0.31	—	0.41	—	12.25	23.74	0.75	0.61	0.61	1.27	128,133	48
12-31-12	9.18	0.12•	1.30	1.42	0.08	0.26	—	0.34	—	10.26	15.64	0.71	0.62	0.62	1.22	86,051	28
12-31-11	10.12	0.10•	(0.58)	(0.48)	0.09	0.37	—	0.46	—	9.18	(4.48)	0.62	0.62	0.62	1.01	52,209	102
Class I
06-30-16	10.84	0.12•	0.14	0.26	—	—	—	—	—	11.10	2.40	0.27	0.14	0.14	2.20	32,541	25
12-31-15	12.46	0.25•	(0.38)	(0.13)	0.18	1.31	—	1.49	—	10.84	(1.61)	0.26	0.14	0.14	2.09	27,900	36
12-31-14	12.52	0.18•	0.59	0.77	0.19	0.64	—	0.83	—	12.46	6.32	0.25	0.13	0.13	1.42	19,837	44
12-31-13	10.46	0.20•	2.31	2.51	0.14	0.31	—	0.45	—	12.52	24.34	0.25	0.11	0.11	1.74	11,306	48
12-31-12	9.34	0.17•	1.33	1.50	0.12	0.26	—	0.38	—	10.46	16.19	0.21	0.12	0.12	1.73	14,728	28
12-31-11	10.26	0.15•	(0.59)	(0.44)	0.11	0.37	—	0.48	—	9.34	(3.92)	0.12	0.12	0.12	1.50	9,152	102
Class S
06-30-16	10.70	0.10•	0.14	0.24	—	—	—	—	—	10.94	2.24	0.52	0.39	0.39	1.86	73,301	25
12-31-15	12.32	0.20	(0.36)	(0.16)	0.15	1.31	—	1.46	—	10.70	(1.86)	0.51	0.39	0.39	1.66	80,586	36
12-31-14	12.40	0.13	0.60	0.73	0.17	0.64	—	0.81	—	12.32	6.01	0.50	0.38	0.38	1.07	90,710	44
12-31-13	10.37	0.18•	2.28	2.46	0.12	0.31	—	0.43	—	12.40	24.07	0.50	0.36	0.36	1.53	83,716	48
12-31-12	9.27	0.14•	1.32	1.46	0.10	0.26	—	0.36	—	10.37	15.88	0.46	0.37	0.37	1.42	54,383	28
12-31-11	10.19	0.13•	(0.58)	(0.45)	0.10	0.37	—	0.47	—	9.27	(4.09)	0.37	0.37	0.37	1.27	38,266	102
Class S2
06-30-16	10.56	0.10•	0.12	0.22	—	—	—	—	—	10.78	2.08	0.74	0.54	0.54	2.00	16,651	25
12-31-15	12.16	0.18•	(0.35)	(0.17)	0.12	1.31	—	1.43	—	10.56	(1.99)	0.76	0.54	0.54	1.54	16,368	36
12-31-14	12.24	0.11	0.60	0.71	0.15	0.64	—	0.79	—	12.16	5.95	0.75	0.53	0.53	0.90	20,479	44
12-31-13	10.25	0.16•	2.25	2.41	0.11	0.31	—	0.42	—	12.24	23.86	0.75	0.51	0.51	1.41	20,484	48
12-31-12	9.19	0.13•	1.29	1.42	0.10	0.26	—	0.36	—	10.25	15.65	0.71	0.52	0.52	1.33	13,683	28
12-31-11	10.14	0.08•	(0.55)	(0.47)	0.11	0.37	—	0.48	—	9.19	(4.32)	0.62	0.52	0.52	0.87	5,408	102
Class T
06-30-16	10.59	0.08•	0.14	0.22	—	—	—	—	—	10.81	2.08	1.00	0.84	0.84	1.48	3	25
12-31-15	12.22	0.15	(0.37)	(0.22)	0.10	1.31	—	1.41	—	10.59	(2.38)	1.01	0.84	0.84	1.25	3	36
12-31-14	12.28	0.07	0.62	0.69	0.11	0.64	—	0.75	—	12.22	5.76	1.00	0.83	0.83	0.62	4	44
12-31-13	10.27	0.12	2.27	2.39	0.07	0.31	—	0.38	—	12.28	23.52	1.00	0.81	0.81	1.02	4	48
12-31-12	9.18	0.09	1.30	1.39	0.04	0.26	—	0.30	—	10.27	15.31	0.96	0.82	0.82	0.93	3	28
12-31-11	10.09	0.08	(0.57)	(0.49)	0.05	0.37	—	0.42	—	9.18	(4.61)	0.87	0.82	0.82	0.86	3	102
Class Z
06-30-16	10.85	0.17•	0.10	0.27	—	—	—	—	—	11.12	2.49	0.27	0.00	0.00	3.19	20,195	25
05-01-15(5) - 12-31-15	13.09	0.59•	(1.34)	(0.75)	0.18	1.31	—	1.49	—	10.85	(6.26)	0.32	0.00	0.00	8.27	544	36
See Accompanying Notes to Financial Statements
26

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2050 Portfolio
Class ADV
06-30-16	12.69	0.12•	0.16	0.28	—	—	—	—	—	12.97	2.21	1.30	0.64	0.64	2.00	1,828	38
12-31-15	13.68	0.44•	(0.68)	(0.24)	0.04	0.71	—	0.75	—	12.69	(1.97)	7.70	0.64	0.64	3.52	666	195
12-31-14	14.03	0.10	0.68	0.78	0.19	0.94	—	1.13	—	13.68	5.64	62.26	0.64	0.64	0.77	4	32
12-31-13	11.95	0.16	2.59	2.75	0.17	0.52	—	0.69	0.02	14.03	23.69(d)	83.28	0.62	0.62	1.20	4	39
12-31-12	11.18	0.14	1.55	1.69	—	0.92	—	0.92	—	11.95	15.24	42.58	0.62	0.62	1.14	4	43
10-03-11(5) - 12-31-11	10.00	(0.01)	1.19	1.18	—	—	—	—	—	11.18	11.80	0.62	0.62	0.62	(0.36)	3	55
Class I
06-30-16	12.80	0.17•	0.15	0.32	—	—	—	—	—	13.12	2.50	0.80	0.14	0.14	2.67	670	38
12-31-15	13.79	0.44•	(0.61)	(0.17)	0.11	0.71	—	0.82	—	12.80	(1.45)	7.20	0.14	0.14	3.47	295	195
12-31-14	14.14	0.18	0.67	0.85	0.26	0.94	—	1.20	—	13.79	6.12	61.76	0.14	0.14	1.29	5	32
12-31-13	12.02	0.22•	2.63	2.85	0.23	0.52	—	0.75	0.02	14.14	24.41(d)	82.78	0.12	0.12	1.70	4	39
12-31-12	11.19	0.20	1.56	1.76	0.01	0.92	—	0.93	—	12.02	15.83	42.08	0.12	0.12	1.65	4	43
10-03-11(5) - 12-31-11	10.00	0.00*	1.19	1.19	—	—	—	—	—	11.19	11.90	0.12	0.12	0.12	0.10	3	55
Class S
06-30-16	12.83	0.17•	0.13	0.30	—	—	—	—	—	13.13	2.34	1.05	0.39	0.39	2.71	1,351	38
12-31-15	13.80	0.55•	(0.74)	(0.19)	0.07	0.71	—	0.78	—	12.83	(1.60)	7.45	0.39	0.39	4.31	254	195
12-31-14	14.14	0.14	0.68	0.82	0.22	0.94	—	1.16	—	13.80	5.93	62.01	0.39	0.39	1.04	5	32
12-31-13	11.97	0.19•	2.61	2.80	0.13	0.52	—	0.65	0.02	14.14	24.03(d)	83.03	0.37	0.37	1.44	4	39
12-31-12	11.19	0.16	1.54	1.70	0.00*	0.92	—	0.92	—	11.97	15.33	42.33	0.37	0.37	1.35	4	43
10-03-11(5) - 12-31-11	10.00	(0.01)	1.20	1.19	—	—	—	—	—	11.19	11.90	0.37	0.37	0.37	(0.21)	3	55
Class S2
06-30-16	12.71	0.19•	0.09	0.28	—	—	—	—	—	12.99	2.20	1.27	0.54	0.54	3.01	329	38
12-31-15	13.70	0.32•	(0.54)	(0.22)	0.06	0.71	—	0.77	—	12.71	(1.83)	7.70	0.54	0.54	2.43	14	195
12-31-14	14.05	0.12	0.67	0.79	0.20	0.94	—	1.14	—	13.70	5.71	62.26	0.54	0.54	0.88	4	32
12-31-13	11.97	0.17	2.59	2.76	0.18	0.52	—	0.70	0.02	14.05	23.76(d)	83.28	0.52	0.52	1.30	4	39
12-31-12	11.19	0.15	1.55	1.70	0.00*	0.92	—	0.92	—	11.97	15.33	42.58	0.52	0.52	1.28	4	43
10-03-11(5) - 12-31-11	10.00	(0.01)	1.20	1.19	—	—	—	—	—	11.19	11.90	0.62	0.52	0.52	(0.24)	3	55
Class T
06-30-16	12.65	0.09•	0.17	0.26	—	—	—	—	—	12.91	2.06	1.53	0.84	0.84	1.52	4	38
12-31-15	13.63	0.25	(0.50)	(0.25)	0.02	0.71	—	0.73	—	12.65	(2.09)	7.95	0.84	0.84	1.82	4	195
12-31-14	14.00	0.08	0.66	0.74	0.17	0.94	—	1.11	—	13.63	5.38	62.51	0.84	0.84	0.59	4	32
12-31-13	11.92	0.13	2.60	2.73	0.15	0.52	—	0.67	0.02	14.00	23.53(d)	83.53	0.82	0.82	0.99	4	39
12-31-12	11.18	0.11	1.55	1.66	—	0.92	—	0.92	—	11.92	14.96	42.83	0.82	0.82	0.96	4	43
10-03-11(5) - 12-31-11	10.00	(0.02)	1.20	1.18	—	—	—	—	—	11.18	11.80	0.87	0.82	0.82	(0.62)	3	55
Class Z
06-30-16	12.80	0.18•	0.15	0.33	—	—	—	—	—	13.13	2.58	0.79	0.00	0.00	2.88	3,927	38
05-01-15(5) - 12-31-15	14.46	0.61•	(1.45)	(0.84)	0.11	0.71	—	0.82	—	12.80	(6.02)	7.05	0.00	0.00	7.16	576	195
See Accompanying Notes to Financial Statements
27

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio
Class ADV
06-30-16	13.12	0.11•	0.14	0.25	—	—	—	—	—	13.37	1.91	0.79	0.65	0.65	1.71	38,784	27
12-31-15	14.69	0.20•	(0.45)	(0.25)	0.12	1.20	—	1.32	—	13.12	(2.15)	0.78	0.65	0.65	1.42	37,162	39
12-31-14	14.57	0.13•	0.74	0.87	0.14	0.61	—	0.75	—	14.69	6.08	0.78	0.63	0.63	0.88	31,811	44
12-31-13	12.06	0.17•	2.67	2.84	0.10	0.23	—	0.33	—	14.57	23.83	0.80	0.61	0.61	1.31	24,873	50
12-31-12	10.57	0.15•	1.48	1.63	0.03	0.11	—	0.14	—	12.06	15.52	0.74	0.62	0.62	1.29	13,319	28
12-31-11	11.19	0.09•	(0.59)	(0.50)	0.00*	0.12	—	0.12	—	10.57	(4.40)	0.62	0.62	0.62	0.81	5,676	135
Class I
06-30-16	13.38	0.15•	0.14	0.29	—	—	—	—	—	13.67	2.17	0.29	0.15	0.15	2.27	8,640	27
12-31-15	14.94	0.32•	(0.50)	(0.18)	0.18	1.20	—	1.38	—	13.38	(1.66)	0.28	0.15	0.15	2.23	8,113	39
12-31-14	14.78	0.22•	0.74	0.96	0.19	0.61	—	0.80	—	14.94	6.61	0.28	0.13	0.13	1.44	3,974	44
12-31-13	12.21	0.26•	2.67	2.93	0.13	0.23	—	0.36	—	14.78	24.32	0.30	0.11	0.11	1.89	1,782	50
12-31-12	10.66	0.21•	1.50	1.71	0.05	0.11	—	0.16	—	12.21	16.18	0.24	0.12	0.12	1.80	1,750	28
12-31-11	11.24	0.10•	(0.55)	(0.45)	0.01	0.12	—	0.13	—	10.66	(3.93)	0.12	0.12	0.12	0.91	618	135
Class S
06-30-16	13.25	0.13•	0.14	0.27	—	—	—	—	—	13.52	2.04	0.54	0.40	0.40	1.95	21,026	27
12-31-15	14.82	0.21	(0.43)	(0.22)	0.15	1.20	—	1.35	—	13.25	(1.93)	0.53	0.40	0.40	1.55	20,530	39
12-31-14	14.68	0.16•	0.76	0.92	0.17	0.61	—	0.78	—	14.82	6.35	0.53	0.38	0.38	1.09	20,758	44
12-31-13	12.13	0.21•	2.68	2.89	0.11	0.23	—	0.34	—	14.68	24.15	0.55	0.36	0.36	1.57	15,267	50
12-31-12	10.61	0.17•	1.50	1.67	0.04	0.11	—	0.15	—	12.13	15.89	0.49	0.37	0.37	1.48	8,886	28
12-31-11	11.21	0.12•	(0.59)	(0.47)	0.01	0.12	—	0.13	—	10.61	(4.17)	0.37	0.37	0.37	1.13	3,385	135
Class S2
06-30-16	13.17	0.13•	0.13	0.26	—	—	—	—	—	13.43	1.97	0.76	0.55	0.55	2.01	6,318	27
12-31-15	14.72	0.21•	(0.45)	(0.24)	0.11	1.20	—	1.31	—	13.17	(2.04)	0.78	0.55	0.55	1.50	5,816	39
12-31-14	14.59	0.13•	0.75	0.88	0.14	0.61	—	0.75	—	14.72	6.15	0.78	0.53	0.53	0.89	5,363	44
12-31-13	12.07	0.18•	2.67	2.85	0.10	0.23	—	0.33	—	14.59	23.92	0.80	0.51	0.51	1.36	5,212	50
12-31-12	10.58	0.17•	1.48	1.65	0.05	0.11	—	0.16	—	12.07	15.69	0.74	0.52	0.52	1.44	3,663	28
12-31-11	11.20	0.05•	(0.54)	(0.49)	0.01	0.12	—	0.13	—	10.58	(4.32)	0.62	0.52	0.52	0.43	733	135
Class T
06-30-16	13.11	0.10•	0.14	0.24	—	—	—	—	—	13.35	1.83	1.02	0.85	0.85	1.49	4	27
12-31-15	14.67	0.17	(0.44)	(0.27)	0.09	1.20	—	1.29	—	13.11	(2.31)	1.03	0.85	0.85	1.17	4	39
12-31-14	14.55	0.09	0.74	0.83	0.10	0.61	—	0.71	—	14.67	5.82	1.03	0.83	0.83	0.62	5	44
12-31-13	12.02	0.14	2.67	2.81	0.05	0.23	—	0.28	—	14.55	23.61	1.05	0.81	0.81	1.02	4	50
12-31-12	10.53	0.11	1.49	1.60	—	0.11	—	0.11	—	12.02	15.28	0.99	0.82	0.82	0.98	4	28
12-31-11	11.17	0.10	(0.62)	(0.52)	—	0.12	—	0.12	—	10.53	(4.59)	0.87	0.82	0.82	0.86	3	135
Class Z
06-30-16	13.40	0.21•	0.09	0.30	—	—	—	—	—	13.70	2.24	0.29	0.00	0.00	3.19	6,152	27
05-01-15(5) - 12-31-15	15.69	0.28•	(1.19)	(0.91)	0.18	1.20	—	1.38	—	13.40	(6.22)	0.30	0.00	0.00	3.14	446	39
See Accompanying Notes to Financial Statements
28

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2060 Portfolio
Class ADV
06-30-16	9.77	0.09•	0.11	0.20	—	—	—	—	—	9.97	2.05	2.63	0.64	0.64	1.99	842	36
02-09-15(5) - 12-31-15	10.00	0.20•	(0.43)	(0.23)	—	—	—	—	—	9.77	(2.30)	36.51	0.65	0.65	2.29	87	208
Class I
06-30-16	9.82	0.12•	0.10	0.22	—	—	—	—	—	10.04	2.24	2.13	0.14	0.14	2.57	84	36
02-09-15(5) - 12-31-15	10.00	0.51•	(0.69)	(0.18)	—	—	—	—	—	9.82	(1.80)	36.01	0.15	0.15	5.86	32	208
Class S
06-30-16	9.79	0.12•	0.09	0.21	—	—	—	—	—	10.00	2.15	2.38	0.39	0.39	2.57	367	36
02-09-15(5) - 12-31-15	10.00	0.58•	(0.79)	(0.21)	—	—	—	—	—	9.79	(2.10)	36.26	0.40	0.40	6.61	131	208
Class S2
06-30-16	9.77	0.17•	0.04	0.21	—	—	—	—	—	9.98	2.15	2.60	0.54	0.54	3.51	57	36
02-09-15(5) - 12-31-15	10.00	0.06•	(0.29)	(0.23)	—	—	—	—	—	9.77	(2.30)	36.51	0.55	0.55	0.73	4	208
Class Z
06-30-16	9.82	0.12•	0.11	0.23	—	—	—	—	—	10.05	2.34	2.13	0.00	0.00	2.56	481	36
05-01-15(5) - 12-31-15	10.46	0.03•	(0.67)	(0.64)	—	—	—	—	—	9.82	(6.12)	35.54	0.00	0.00	0.52	143	208

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2020 Portfolio $22 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 13.41%, 13.88%, 13.50%, 13.50% and 13.16% on Classes ADV, I, S, S2 and T, respectively.

(b)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2030 Portfolio $24 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 18.53%, 19.14%, 18.60%, 18.62% and 18.38% on Classes ADV, I, S, S2 and T, respectively.

(c)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2040 Portfolio $30 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 23.01%, 23.72%, 23.35%, 23.18% and 22.85% on Classes ADV, I, S, S2 and T, respectively.

(d)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2050 Portfolio $31 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 23.51%, 24.22%, 23.85%, 23.58% and 23.35% on Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The series of the Company serve as investment options in underlying variable annuity contracts and variable life insurance policies offered by Directed Services LLC. The Company currently consists of forty-one active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2020 Portfolio (“Index Solution 2020”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”) and Voya Index Solution 2060 Portfolio (“Index Solution 2060”), each a diversified series of the Company.
Index Solution 2020, Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055 and Index Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with the Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”), Class T and Class Z; however each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company and an affiliate of Voya Investments, LLC, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the period ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2016, certain Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Certain Portfolios also purchased futures contracts on U.S. Treasury Notes and sold futures contracts on equity indices as part of their tactical asset allocation strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2016, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts purchased and sold for Index Solution Income, Index Solution 2025, Index Solution 2035, Index Solution 2045 and Index Solution 2055. There were no open futures contracts purchased or sold for the remaining Portfolios.
	Purchased	Sold
Index Solution Income	$5,059,673	$4,687,545
Index Solution 2020	—	614,500
Index Solution 2025	7,292,140	6,537,103
Index Solution 2030	—	409,667
Index Solution 2035	6,140,615	6,116,968
Index Solution 2040	—	204,833
Index Solution 2045	4,446,949	2,006,805
Index Solution 2050	—	102,417
Index Solution 2055	1,296,515	1,245,846
H. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve-month period on a straight-line basis starting at the commencement of operations.
I. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2016, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Index Solution Income	$72,298,558	$101,102,917
Index Solution 2020	34,627,980	10,353,287
Index Solution 2025	120,812,402	128,376,448
Index Solution 2030	23,359,787	6,058,648
Index Solution 2035	106,947,220	100,703,799
Index Solution 2040	14,138,956	3,454,722
Index Solution 2045	71,252,607	64,313,757
Index Solution 2050	7,508,851	1,670,924
Index Solution 2055	25,240,204	19,958,724
Index Solution 2060	1,989,910	674,885
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the 12b-1 Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and effective May 1, 2016, each Portfolio makes payments to the Distributor at an annual rate of 0.15% and 0.45% of each Portfolio’s average daily net assets attributable to its Class S2 and Class T shares, respectively. Prior to May 1, 2016, the distribution fee on Class S2 shares was 0.25% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.10%, so that the actual fee paid by Class S2 shares of the Portfolios was an annual rate of 0.15%. Prior to May 1, 2016, the distribution fee on Class T shares was 0.50% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.05%, so that the actual fee paid by Class T shares of each applicable Portfolio was an annual rate of 0.45%.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the
Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution Income	50.25%
	Index Solution 2020	18.69
	Index Solution 2025	20.97
	Index Solution 2030	17.84
	Index Solution 2035	17.21
	Index Solution 2045	12.95
	Index Solution 2055	9.42
	Index Solution 2060	5.14
Voya Retirement Insurance and Annuity Company	Index Solution Income	49.71
	Index Solution 2020	81.30
	Index Solution 2025	78.91
	Index Solution 2030	82.15
	Index Solution 2035	82.74
	Index Solution 2040	95.36
	Index Solution 2045	87.05
	Index Solution 2050	95.10
	Index Solution 2055	90.57
	Index Solution 2060	93.59
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses, except for Class Z, to the levels listed in the table below. For Class Z, the Expense Limitation Agreement excludes investment-related costs, extraordinary expenses and acquired fund fees and expenses to the levels listed in the table below.
Portfolio	Class ADV(1)	Class I(1)	Class S(1)	Class S2(1)	Class T(1)	Class Z(2)(3)
Index Solution Income	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2020	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2025	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2030	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2035	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2040	1.00%	0.50%	0.75%	0.90%	1.20%	0.00%
Index Solution 2045	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2050	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2055	1.01%	0.51%	0.76%	0.91%	1.21%	0.00%
Index Solution 2060	1.01%	0.51%	0.76%	0.91%	N/A	0.00%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Pursuant to a side letter agreement, through May 1, 2018, the Investment Adviser has agreed to waive all or a portion of the advisory fee so that the direct expense limits are 0.00% for all Portfolios. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
The operating expense limits shown apply only at each Portfolio level and do not include the fees payable by the Underlying Funds in which each Portfolio invests.

The Investment Adviser may at a later date recoup, except for Class Z, from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying
Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2017	2018	2019	Total
Index Solution Income	$284,730	$270,137	$507,478	$1,062,345
Index Solution 2020	17,124	14,387	44,704	76,215
Index Solution 2025	739,364	751,827	696,811	2,188,002
Index Solution 2030	16,614	14,399	37,523	68,536
Index Solution 2035	528,087	546,233	535,265	1,609,585
Index Solution 2040	16,377	14,550	32,789	63,716
Index Solution 2045	308,126	313,607	334,548	956,281
Index Solution 2050	16,355	14,493	29,067	59,915
Index Solution 2055	78,548	81,121	105,958	265,627
Index Solution 2060	—	10,687	27,060	37,747
The Expense Limitation Agreement is contractual through May 1, 2018 (except for Index Solution 2060, which is through May 1, 2017) and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2016.

36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Solution 2025	2	$903,000	1.38%
Index Solution 2035	2	1,149,000	1.38
Index Solution 2045	2	729,000	1.38
NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2016	693,950	—	—	(2,290,787)	(1,596,837)	6,631,696	—	—	(22,107,362)	(15,475,666)
12/31/2015	1,343,831	10,951,625	297,898	(2,083,879)	10,509,475	13,444,759	106,767,778	2,910,466	(20,716,015)	102,406,988
Class I
6/30/2016	190,513	—	—	(249,670)	(59,157)	1,877,302	—	—	(2,469,846)	(592,544)
12/31/2015	421,734	2,669,648	49,225	(450,785)	2,689,822	4,260,951	26,589,402	491,261	(4,459,722)	26,881,892
Class S
6/30/2016	256,528	—	—	(2,239,819)	(1,983,291)	2,485,618	—	—	(21,787,977)	(19,302,359)
12/31/2015	610,317	10,746,585	983,529	(3,365,521)	8,974,910	6,142,945	106,152,600	9,736,935	(33,612,981)	88,419,499
Class S2
6/30/2016	78,233	—	—	(286,761)	(208,528)	749,629	—	—	(2,734,669)	(1,985,040)
12/31/2015	110,560	1,274,307	28,268	(288,516)	1,124,619	1,092,463	12,355,591	274,769	(2,906,358)	10,816,465
Class T
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	303	—	—*	303	—	2,976	—	—	2,976
Class Z
6/30/2016	1,804,739	—	—	(115,378)	1,689,361	17,820,004	—	—	(1,130,554)	16,689,450
5/1/2015(1) - 12/31/2015	190,009	—	30	(23,061)	166,978	1,873,621	—	297	(224,641)	1,649,277
Index Solution 2020
Class ADV
6/30/2016	601,403	—	—	(99,135)	502,268	6,801,508	—	—	(1,132,761)	5,668,747
12/31/2015	418,271	—	30	(4,950)	413,351	4,779,768	—	344	(56,611)	4,723,501
Class I
6/30/2016	95,568	—	—	(13,366)	82,202	1,122,892	—	—	(153,284)	969,608
12/31/2015	32,278	—	—*	(5,644)	26,634	369,062	—	1	(66,188)	302,875
Class S
6/30/2016	247,208	—	—	(33,946)	213,262	2,851,841	—	—	(395,652)	2,456,189
12/31/2015	102,494	—	—*	(9,024)	93,470	1,190,661	—	—*	(105,325)	1,085,336
Class S2
6/30/2016	100,925	—	—	(42,326)	58,599	1,145,072	—	—	(476,683)	668,389
12/31/2015	35,668	—	—*	(4,121)	31,547	416,642	—	—*	(47,695)	368,947
Class T
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—*	—	—*	3	—	—*	—	3
Class Z
6/30/2016	1,397,724	—	—	(77,728)	1,319,996	16,207,871	—	—	(903,100)	15,304,771
5/1/2015(1) - 12/31/2015	180,141	—	51	(4,754)	175,438	2,098,180	—	603	(55,508)	2,043,275
37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2025
Class ADV
6/30/2016	1,079,266	—	—	(1,951,463)	(872,197)	10,868,492	—	—	(19,957,743)	(9,089,251)
12/31/2015	2,925,766	—	2,238,320	(3,934,257)	1,229,829	32,697,172	—	23,681,428	(43,355,227)	13,023,373
Class I
6/30/2016	567,382	—	—	(254,387)	312,995	5,861,554	—	—	(2,668,733)	3,192,821
12/31/2015	1,223,807	—	508,755	(996,076)	736,486	13,996,775	—	5,489,468	(10,660,151)	8,826,092
Class S
6/30/2016	517,744	—	—	(2,778,935)	(2,261,191)	5,293,595	—	—	(28,275,158)	(22,981,563)
12/31/2015	2,475,618	—	1,816,551	(4,223,848)	68,321	28,299,354	—	19,418,927	(45,861,924)	1,856,357
Class S2
6/30/2016	176,372	—	—	(528,589)	(352,217)	1,785,970	—	—	(5,377,118)	(3,591,148)
12/31/2015	425,446	—	329,593	(1,061,017)	(305,978)	4,660,744	—	3,473,910	(12,060,973)	(3,926,319)
Class T
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—	—	—	—	—	—	—	—
Class Z
6/30/2016	3,502,966	—	—	(105,409)	3,397,557	36,250,640	—	—	(1,114,966)	35,135,674
5/1/2015(1) - 12/31/2015	239,522	—	48	(18,079)	221,491	2,514,264	—	522	(190,849)	2,323,937
Index Solution 2030
Class ADV
6/30/2016	303,882	—	—	(67,075)	236,807	3,723,543	—	—	(812,862)	2,910,681
12/31/2015	227,492	—	115	(18,266)	209,341	2,843,605	—	1,462	(226,871)	2,618,196
Class I
6/30/2016	120,232	—	—	(19,060)	101,172	1,524,780	—	—	(243,447)	1,281,333
12/31/2015	62,097	—	—*	(541)	61,556	783,259	—	—*	(6,817)	776,442
Class S
6/30/2016	171,536	—	—	(19,741)	151,795	2,155,488	—	—	(248,812)	1,906,676
12/31/2015	58,036	—	—*	(16,932)	41,104	735,399	—	—*	(214,270)	521,129
Class S2
6/30/2016	54,669	—	—	(5,847)	48,822	662,595	—	—	(71,726)	590,869
12/31/2015	3,853	—	—*	(426)	3,427	48,461	—	—*	(5,317)	43,144
Class T
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—*	—	—*	3	—	—*	(1)	2
Class Z
6/30/2016	902,426	—	—	(14,980)	887,446	11,335,026	—	—	(182,662)	11,152,364
5/1/2015(1) - 12/31/2015	118,696	—	22	(23,735)	94,983	1,508,488	—	287	(302,767)	1,206,008
Index Solution 2035
Class ADV
6/30/2016	1,174,095	—	—	(1,567,783)	(393,688)	11,880,678	—	—	(15,998,369)	(4,117,691)
12/31/2015	2,166,518	—	2,232,892	(3,152,755)	1,246,655	25,011,219	—	24,137,564	(35,451,057)	13,697,726
Class I
6/30/2016	496,392	—	—	(114,839)	381,553	5,175,479	—	—	(1,190,246)	3,985,233
12/31/2015	1,188,894	—	429,617	(908,306)	710,205	14,069,611	—	4,742,973	(9,984,964)	8,827,620
Class S
6/30/2016	639,391	—	—	(2,127,293)	(1,487,902)	6,594,757	—	—	(21,804,477)	(15,209,720)
12/31/2015	2,164,681	—	1,587,740	(3,526,780)	225,641	25,342,780	—	17,353,998	(39,171,851)	3,524,927
Class S2
6/30/2016	190,607	—	—	(290,633)	(100,026)	1,944,720	—	—	(2,947,945)	(1,003,225)
12/31/2015	386,767	—	337,442	(1,105,555)	(381,346)	4,365,413	—	3,640,999	(12,933,530)	(4,927,118)
Class T
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—	—	—	—	—	—	—	—
38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2035 (continued)
Class Z
6/30/2016	3,085,352	—	—	(31,821)	3,053,531	32,261,069	—	—	(337,601)	31,923,468
5/1/2015(1) - 12/31/2015	233,338	—	629	(2,350)	231,617	2,515,923	—	6,956	(25,449)	2,497,430
Index Solution 2040
Class ADV
6/30/2016	151,296	—	—	(30,607)	120,689	1,854,376	—	—	(387,099)	1,467,277
12/31/2015	108,014	—	15	(9,148)	98,881	1,379,869	—	198	(115,566)	1,264,501
Class I
6/30/2016	26,055	—	—	(1)	26,054	332,381	—	—	(10)	332,371
12/31/2015	13,472	—	—*	(885)	12,587	171,135	—	1	(11,381)	159,755
Class S
6/30/2016	125,344	—	—	(42,440)	82,904	1,584,741	—	—	(535,558)	1,049,183
12/31/2015	40,416	—	—*	(9,448)	30,968	526,030	—	1	(122,735)	403,296
Class S2
6/30/2016	21,631	—	—	(494)	21,137	271,237	—	—	(6,290)	264,947
12/31/2015	810	—	—*	(39)	771	10,416	—	1	(490)	9,927
Class T
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—*	—	—*	—	—	1	—	1
Class Z
6/30/2016	648,797	—	—	(23,076)	625,721	8,211,618	—	—	(297,978)	7,913,640
5/1/2015(1) - 12/31/2015	86,298	—	78	(1,502)	84,874	1,110,907	—	1,040	(19,263)	1,092,684
Index Solution 2045
Class ADV
6/30/2016	893,154	—	—	(984,603)	(91,449)	9,261,731	—	—	(10,184,291)	(922,560)
12/31/2015	1,840,874	—	1,468,178	(1,977,968)	1,331,084	21,429,285	—	16,238,051	(22,675,585)	14,991,751
Class I
6/30/2016	443,536	—	—	(84,381)	359,155	4,701,509	—	—	(915,360)	3,786,149
12/31/2015	1,215,424	—	276,723	(510,383)	981,764	14,519,501	—	3,140,806	(5,643,479)	12,016,828
Class S
6/30/2016	522,006	—	—	(1,351,513)	(829,507)	5,495,705	—	—	(14,106,320)	(8,610,615)
12/31/2015	1,531,338	—	979,519	(2,341,112)	169,745	18,249,450	—	10,980,412	(26,872,818)	2,357,044
Class S2
6/30/2016	182,577	—	—	(188,915)	(6,338)	1,906,577	—	—	(1,965,567)	(58,990)
12/31/2015	315,781	—	172,923	(622,382)	(133,678)	3,634,347	—	1,914,261	(7,454,252)	(1,905,644)
Class T
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—	—	—	—	—	—	—	—
Class Z
6/30/2016	1,788,063	—	—	(22,067)	1,765,996	19,215,407	—	—	(240,371)	18,975,036
5/1/2015(1) - 12/31/2015	50,832	—	31	(748)	50,115	553,429	—	358	(8,155)	545,632
Index Solution 2050
Class ADV
6/30/2016	101,604	—	—	(13,100)	88,504	1,272,111	—	—	(162,517)	1,109,594
12/31/2015	75,462	—	—*	(23,295)	52,167	962,895	—	1	(302,268)	660,628
Class I
6/30/2016	30,301	—	—	(2,299)	28,002	379,762	—	—	(27,481)	352,281
12/31/2015	26,404	—	—*	(3,674)	22,730	335,518	—	1	(47,087)	288,432
Class S
6/30/2016	93,110	—	—	(10,063)	83,047	1,183,072	—	—	(127,940)	1,055,132
12/31/2015	23,747	—	—*	(4,255)	19,492	306,231	—	1	(54,538)	251,694
Class S2
6/30/2016	26,649	—	—	(2,395)	24,254	333,449	—	—	(30,231)	303,218
12/31/2015	743	—	—*	—*	743	9,307	—	1	—	9,308
39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2050 (continued)
Class T
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—*	—	—*	23	—	1	—	24
Class Z
6/30/2016	262,647	—	—	(8,449)	254,198	3,306,808	—	—	(107,896)	3,198,912
5/1/2015(1) - 12/31/2015	46,905	—	85	(2,027)	44,963	603,971	—	1,140	(25,938)	579,173
Index Solution 2055
Class ADV
6/30/2016	389,707	—	—	(321,820)	67,887	4,995,616	—	—	(4,173,212)	822,404
12/31/2015	900,410	—	233,561	(467,458)	666,513	12,838,610	—	3,213,808	(6,571,970)	9,480,448
Class I
6/30/2016	164,904	—	—	(139,197)	25,707	2,169,893	—	—	(1,865,460)	304,433
12/31/2015	433,679	—	40,066	(133,475)	340,270	6,190,272	—	561,326	(1,802,931)	4,948,667
Class S
6/30/2016	241,639	—	—	(235,996)	5,643	3,140,396	—	—	(3,044,545)	95,851
12/31/2015	783,303	—	158,293	(793,583)	148,013	11,259,852	—	2,198,688	(11,059,282)	2,399,258
Class S2
6/30/2016	86,057	—	—	(57,221)	28,836	1,118,833	—	—	(729,386)	389,447
12/31/2015	155,806	—	33,052	(111,625)	77,233	2,176,589	—	456,452	(1,626,637)	1,006,404
Class T
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	—*	—	—*	—	—	1	—	1
Class Z
6/30/2016	420,742	—	—	(5,001)	415,741	5,533,192	—	—	(66,684)	5,466,508
5/1/2015(1) - 12/31/2015	32,196	—	1,310	(243)	33,263	461,919	—	18,367	(3,254)	477,032
Index Solution 2060
Class ADV
6/30/2016	102,447	—	—	(26,850)	75,597	964,880	—	—	(258,249)	706,631
2/9/2015(1) - 12/31/2015	21,787	—	—	(12,921)	8,866	213,509	—	—	(129,000)	84,509
Class I
6/30/2016	5,099	—	—	(1)	5,098	49,432	—	—	(13)	49,419
2/9/2015(1) - 12/31/2015	4,605	—	—	(1,335)	3,270	45,138	—	—	(13,001)	32,137
Class S
6/30/2016	28,199	—	—	(4,847)	23,352	270,477	—	—	(46,513)	223,964
2/9/2015(1) - 12/31/2015	14,774	—	—	(1,390)	13,384	146,710	—	—	(13,729)	132,981
Class S2
6/30/2016	7,433	—	—	(2,206)	5,227	72,631	—	—	(21,350)	51,281
2/9/2015(1) - 12/31/2015	5,812	—	—	(5,364)	448	54,743	—	—	(53,298)	1,445
Class Z
6/30/2016	35,344	—	—	(2,076)	33,268	344,024	—	—	(19,578)	324,446
5/1/2015(1) - 12/31/2015	14,664	—	—	(64)	14,600	147,221	—	—	(621)	146,600

(1)
Commencement of operations.

*
Share amount is less than 0.500 per share or $0.50.

NOTE 10 — REORGANIZATIONS
On August 14, 2015, Index Solution Income (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities of Voya Index Solution 2015 Portfolio (“Acquired Portfolio”), which is not included in this report, an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization. The transaction occurred due to the Acquired Portfolio reaching its Target Date in 2015. For financial reporting purposes,

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — REORGANIZATIONS (continued)

assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2015, are as follows:
Net investment income	$8,301,108
Net realized and unrealized loss on investments	$(12,026,946)
Net decrease in net assets resulting from operations	$(3,725,838)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$251,868	$164,154	$—	$(6,096)	0.9345
The net assets of the Acquiring Portfolio after the acquisition were $416,022,017.
NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2015 was as follows:
	Ordinary Income	Long-term Capital Gains
Index Solution Income	$3,808,025	$9,605,971
Index Solution 2020	381	1,148
Index Solution 2025	9,305,750	42,758,861
Index Solution 2030	480	1,604
Index Solution 2035	7,447,396	42,435,520
Index Solution 2040	390	2,013
Index Solution 2045	4,001,461	28,272,874
Index Solution 2050	364	2,038
Index Solution 2055	882,789	5,566,256
The tax-basis components of distributable earnings as of December 31, 2015 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$6,129,408	$5,288,324	$(24,645,228)
Index Solution 2020	83,834	2,227	(128,129)
Index Solution 2025	11,003,292	36,182,755	(28,022,629)
Index Solution 2030	52,018	4,133	(93,211)
Index Solution 2035	8,747,021	37,290,287	(24,751,354)
Index Solution 2040	28,897	4,657	(57,945)
Index Solution 2045	5,100,066	24,493,116	(16,450,309)
Index Solution 2050	33,883	4,263	(35,256)
Index Solution 2055	1,243,528	5,680,335	(5,835,923)
Index Solution 2060	7,582	1,570	(9,216)
At December 31, 2015, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2016, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.1523	$—	$0.1393	August 5, 2016	August 3, 2016
Class I	$0.1827	$—	$0.1393	August 5, 2016	August 3, 2016
Class S	$0.1613	$—	$0.1393	August 5, 2016	August 3, 2016
Class S2	$0.1576	$—	$0.1393	August 5, 2016	August 3, 2016
Class T	$0.1330	$—	$0.1393	August 5, 2016	August 3, 2016
Class Z	$0.1827	$—	$0.1393	August 5, 2016	August 3, 2016
Index Solution 2020
Class ADV	$0.0135	$0.0062	$0.0006	August 5, 2016	August 3, 2016
Class I	$0.0177	$0.0062	$0.0006	August 5, 2016	August 3, 2016
Class S	$0.0166	$0.0062	$0.0006	August 5, 2016	August 3, 2016
Class S2	$0.0149	$0.0062	$0.0006	August 5, 2016	August 3, 2016
Class T	$—	$0.0062	$0.0006	August 5, 2016	August 3, 2016
Class Z	$0.0179	$0.0062	$0.0006	August 5, 2016	August 3, 2016
Index Solution 2025
Class ADV	$0.2103	$—	$0.7514	August 5, 2016	August 3, 2016
Class I	$0.2668	$—	$0.7514	August 5, 2016	August 3, 2016
Class S	$0.2315	$—	$0.7514	August 5, 2016	August 3, 2016
Class S2	$0.2186	$—	$0.7514	August 5, 2016	August 3, 2016
Class T	$0.1889	$—	$0.7514	August 5, 2016	August 3, 2016
Class Z	$0.2668	$—	$0.7514	August 5, 2016	August 3, 2016
Index Solution 2030
Class ADV	$0.0094	$0.0061	$0.0015	August 5, 2016	August 3, 2016
Class I	$0.0136	$0.0061	$0.0015	August 5, 2016	August 3, 2016
Class S	$0.0120	$0.0061	$0.0015	August 5, 2016	August 3, 2016
Class S2	$0.0132	$0.0061	$0.0015	August 5, 2016	August 3, 2016
Class T	$—	$0.0061	$0.0015	August 5, 2016	August 3, 2016
Class Z	$0.0137	$0.0061	$0.0015	August 5, 2016	August 3, 2016
Index Solution 2035
Class ADV	$0.1939	$0.0046	$0.9240	August 5, 2016	August 3, 2016
Class I	$0.2514	$0.0046	$0.9240	August 5, 2016	August 3, 2016
Class S	$0.2167	$0.0046	$0.9240	August 5, 2016	August 3, 2016
Class S2	$0.2044	$0.0046	$0.9240	August 5, 2016	August 3, 2016
Class T	$0.1709	$0.0046	$0.9240	August 5, 2016	August 3, 2016
Class Z	$0.2514	$0.0046	$0.9240	August 5, 2016	August 3, 2016
Index Solution 2040
Class ADV	$0.0083	$0.0057	$0.0031	August 5, 2016	August 3, 2016
Class I	$0.0149	$0.0057	$0.0031	August 5, 2016	August 3, 2016
Class S	$0.0130	$0.0057	$0.0031	August 5, 2016	August 3, 2016
Class S2	$0.0142	$0.0057	$0.0031	August 5, 2016	August 3, 2016
Class T	$—	$0.0057	$0.0031	August 5, 2016	August 3, 2016
Class Z	$0.0153	$0.0057	$0.0031	August 5, 2016	August 3, 2016
Index Solution 2045
Class ADV	$0.1734	$0.0040	$0.9347	August 5, 2016	August 3, 2016
Class I	$0.2291	$0.0040	$0.9347	August 5, 2016	August 3, 2016
Class S	$0.1940	$0.0040	$0.9347	August 5, 2016	August 3, 2016
Class S2	$0.1849	$0.0040	$0.9347	August 5, 2016	August 3, 2016
Class T	$0.1433	$0.0040	$0.9347	August 5, 2016	August 3, 2016
Class Z	$0.2291	$0.0040	$0.9347	August 5, 2016	August 3, 2016
Index Solution 2050
Class ADV	$0.0141	$0.0274	$0.0054	August 5, 2016	August 3, 2016
Class I	$0.0171	$0.0274	$0.0054	August 5, 2016	August 3, 2016
Class S	$0.0176	$0.0274	$0.0054	August 5, 2016	August 3, 2016
Class S2	$0.0181	$0.0274	$0.0054	August 5, 2016	August 3, 2016
Class T	$—	$0.0274	$0.0054	August 5, 2016	August 3, 2016
Class Z	$0.0195	$0.0274	$0.0054	August 5, 2016	August 3, 2016
42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution 2055
Class ADV	$0.1781	$—	$0.9041	August 5, 2016	August 3, 2016
Class I	$0.2392	$—	$0.9041	August 5, 2016	August 3, 2016
Class S	$0.2026	$—	$0.9041	August 5, 2016	August 3, 2016
Class S2	$0.1937	$—	$0.9041	August 5, 2016	August 3, 2016
Class T	$0.1543	$—	$0.9041	August 5, 2016	August 3, 2016
Class Z	$0.2392	$—	$0.9041	August 5, 2016	August 3, 2016
Index Solution 2060
Class ADV	$0.0154	$0.0302	$0.0123	August 5, 2016	August 3, 2016
Class I	$0.0147	$0.0302	$0.0123	August 5, 2016	August 3, 2016
Class S	$0.0153	$0.0302	$0.0123	August 5, 2016	August 3, 2016
Class S2	$—	$0.0302	$0.0123	August 5, 2016	August 3, 2016
Class Z	$0.0182	$0.0302	$0.0123	August 5, 2016	August 3, 2016
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
43

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.0%
33,381	iShares iBoxx $ High Yield Corporate Bond Fund	$2,827,037	0.7
653,116	PowerShares Senior Loan Portfolio	15,002,075	4.0
555,409	SPDR Barclays Capital High Yield Bond	19,828,101	5.3
91,072	SPDR Dow Jones International Real Estate	3,775,845	1.0
18,112	SPDR Trust Series 1	3,795,007	1.0
42,637	Vanguard REIT	3,780,623	1.0
	Total Exchange-Traded Funds (Cost $52,030,643)	49,008,688	13.0
MUTUAL FUNDS: 84.1%
	Affiliated Investment Companies: 82.6%
2,696,264	Voya International Index Portfolio - Class I	22,756,470	6.1
816,186	Voya Russell™ Mid Cap Index Portfolio - Class I	11,402,124	3.0
18,670,600	Voya U.S. Bond Index Portfolio - Class I	204,443,064	54.3
5,217,464	Voya U.S. Stock Index Portfolio - Class I	72,157,530	19.2
		310,759,188	82.6
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Unaffiliated Investment Companies: 1.5%
1,092,458	@	Credit Suisse Commodity Return Strategy Fund - Class I	$5,593,383	1.5
		Total Mutual Funds (Cost $316,056,639)	316,352,571	84.1
		Total Investments in Securities (Cost $368,087,283)	$365,361,259	97.1
		Assets in Excess of Other Liabilities	10,944,763	2.9
		Net Assets	$376,306,022	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $376,080,200.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,425,447
Gross Unrealized Depreciation	(16,144,388)
Net Unrealized Depreciation	$(10,718,941)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$49,008,688	$—	$—	$49,008,688
Mutual Funds	316,352,571	—	—	316,352,571
Total Investments, at fair value	$365,361,259	$—	$—	$365,361,259
Liabilities Table
Other Financial Instruments+
Futures	$(152,953)	$—	$—	$(152,953)
Total Liabilities	$(152,953)	$—	$—	$(152,953)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,655,900	$482,565	$(5,004,203)	$865,738	$—	$—	$(598,852)	$—
Voya International Index Portfolio - Class I	22,644,680	4,619,113	(3,201,434)	(1,305,889)	22,756,470	687,208	(76,711)	—
Voya Russell™ Mid Cap Index Portfolio - Class I	11,382,412	2,893,148	(2,113,194)	(760,242)	11,402,124	150,689	(92,685)	1,352,590
Voya U.S. Bond Index Portfolio - Class I	214,202,917	27,495,654	(46,575,429)	9,319,922	204,443,064	2,059,547	(990,714)	296,476
Voya U.S. Stock Index Portfolio - Class I	75,397,570	15,684,474	(24,263,885)	5,339,371	72,157,530	—	(2,719,785)	—
	$327,283,479	$51,174,954	$(81,158,145)	$13,458,900	$310,759,188	$2,897,444	$(4,478,747)	$1,649,066

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	51	09/16/16	$7,614,300	$(5,525)
			$7,614,300	$(5,525)
Short Contracts
S&P 500 E-Mini	(72)	09/16/16	(7,487,623)	(147,428)
			$(7,487,623)	$(147,428)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$152,953
Total Liability Derivatives		$152,953

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(660,973)
Interest rate contracts	63,012
Total	$(597,961)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(152,953)
Total	$(152,953)

See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
3,055	iShares iBoxx $ High Yield Corporate Bond Fund	$258,728	0.7
59,773	PowerShares Senior Loan Portfolio	1,372,986	4.0
50,831	SPDR Barclays Capital High Yield Bond	1,814,666	5.2
8,335	SPDR Dow Jones International Real Estate	345,569	1.0
2,565	SPDR S&P MidCap 400 Trust	698,655	2.0
1,658	SPDR Trust Series 1	347,401	1.0
3,902	Vanguard REIT	345,990	1.0
	Total Exchange-Traded Funds (Cost $5,091,927)	5,183,995	14.9

MUTUAL FUNDS:82.2%
	Affiliated Investment Companies: 80.7%
455,616	Voya International Index Portfolio - Class I	3,845,400	11.1
100,564	Voya Russell™ Mid Cap Index Portfolio - Class I	1,404,872	4.0
55,733	Voya Russell™ Small Cap Index Portfolio - Class I	701,117	2.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,153,454		Voya U.S. Bond Index Portfolio - Class I	$12,630,321	36.4
683,588		Voya U.S. Stock Index Portfolio - Class I	9,454,018	27.2
			28,035,728	80.7
		Unaffiliated Investment Companies: 1.5%
100,065	@	Credit Suisse Commodity Return Strategy Fund - Class I	512,331	1.5
		Total Mutual Funds (Cost $28,028,253)	28,548,059	82.2
		Total Investments in Securities (Cost $33,120,180)	$33,732,054	97.1
		Assets in Excess of Other Liabilities	1,017,442	2.9
		Net Assets	$34,749,496	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $33,226,349.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$738,313
Gross Unrealized Depreciation	(232,608)
Net Unrealized Appreciation	$505,705

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,183,995	$—	$—	$5,183,995
Mutual Funds	28,548,059	—	—	28,548,059
Total Investments, at fair value	$33,732,054	$—	$—	$33,732,054

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$172,425	$344,923	$(524,028)	$6,680	$—	$—	$33,231	$—
Voya International Index Portfolio - Class I	1,017,291	3,532,551	(670,614)	(33,828)	3,845,400	85,855	(26,854)	—
Voya Russell™ Mid Cap Index Portfolio - Class I	342,985	1,384,410	(271,194)	(51,329)	1,404,872	13,682	(24,368)	122,810
Voya Russell™ Small Cap Index Portfolio - Class I	168,249	627,193	(70,028)	(24,297)	701,117	7,109	(5,245)	60,527
Voya U.S. Bond Index Portfolio - Class I	3,372,768	13,661,693	(4,632,578)	228,438	12,630,321	91,962	75,186	13,623
Voya U.S. Stock Index Portfolio - Class I	2,239,848	9,181,673	(2,421,601)	454,098	9,454,018	—	(12,153)	—
	$7,313,566	$28,732,443	$(8,590,043)	$579,762	$28,035,728	$198,608	$39,797	$196,960

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(12,700)
Total	$(12,700)

See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.0%
44,095	iShares iBoxx $ High Yield Corporate Bond Fund	$3,734,406	0.7
862,754	PowerShares Senior Loan Portfolio	19,817,459	4.0
733,685	SPDR Barclays Capital High Yield Bond	26,192,555	5.3
120,305	SPDR Dow Jones International Real Estate	4,987,845	1.0
71,778	SPDR Trust Series 1	15,039,644	3.0
56,323	Vanguard REIT	4,994,161	1.0
	Total Exchange-Traded Funds (Cost $78,107,106)	74,766,070	15.0
MUTUAL FUNDS:82.1%
	Affiliated Investment Companies: 80.6%
1,625,207	Voya Emerging Markets Index Portfolio - Class I	15,049,416	3.0
8,314,273	Voya International Index Portfolio - Class I	70,172,465	14.1
2,516,644	Voya Russell™ Mid Cap Index Portfolio - Class I	35,157,510	7.0
1,199,737	Voya Russell™ Small Cap Index Portfolio - Class I	15,092,694	3.0
11,541,972	Voya U.S. Bond Index Portfolio - Class I	126,384,592	25.3
10,156,635	Voya U.S. Stock Index Portfolio - Class I	140,466,257	28.2
		402,322,934	80.6
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Unaffiliated Investment Companies: 1.5%
1,443,100	@	Credit Suisse Commodity Return Strategy Fund - Class I	$7,388,673	1.5
		Total Mutual Funds (Cost $424,896,930)	409,711,607	82.1
		Total Investments in Securities (Cost $503,004,036)	$484,477,677	97.1
		Assets in Excess of Other Liabilities	14,476,233	2.9
		Net Assets	$498,953,910	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $507,611,173.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,505,539
Gross Unrealized Depreciation	(26,639,035)
Net Unrealized Depreciation	$(23,133,496)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$74,766,070	$—	$—	$74,766,070
Mutual Funds	409,711,607	—	—	409,711,607
Total Investments, at fair value	$484,477,677	$—	$—	$484,477,677
Liabilities Table
Other Financial Instruments+
Futures	$(204,276)	$—	$—	$(204,276)
Total Liabilities	$(204,276)	$—	$—	$(204,276)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,924,282	$2,965,186	$(3,430,409)	$1,590,357	$15,049,416	$314,725	$(769,903)	$—
Voya International Index Portfolio - Class I	71,708,609	13,282,510	(8,924,568)	(5,894,086)	70,172,465	2,112,927	1,643,817	—
Voya Russell™ Mid Cap Index Portfolio - Class I	33,054,103	9,424,086	(4,375,325)	(2,945,354)	35,157,510	461,798	332,208	4,145,111
Voya Russell™ Small Cap Index Portfolio - Class I	14,403,666	4,123,014	(1,781,388)	(1,652,598)	15,092,694	205,669	121,776	1,751,170
Voya U.S. Bond Index Portfolio - Class I	134,538,253	34,223,584	(46,917,822)	4,540,577	126,384,592	1,317,400	688,177	184,142
Voya U.S. Stock Index Portfolio - Class I	138,647,008	22,135,002	(26,093,502)	5,777,749	140,466,257	—	(106,567)	—
	$406,275,921	$86,153,382	$(91,523,014)	$1,416,645	$402,322,934	$4,412,519	$1,909,508	$6,080,423

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	66	09/16/16	$9,853,800	$(7,150)
			$9,853,800	$(7,150)
Short Contracts
S&P 500 E-Mini	(96)	09/16/16	(9,983,845)	(197,126)
			$(9,983,845)	$(197,126)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$204,276
Total Liability Derivatives		$204,276

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(815,866)
Interest rate contracts	77,879
Total	$(737,987)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(204,276)
Total	$(204,276)

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.9%
693	iShares iBoxx $ High Yield Corporate Bond Fund	$58,690	0.2
30,520	PowerShares Senior Loan Portfolio	701,044	3.0
24,718	SPDR Barclays Capital High Yield Bond	882,433	3.7
8,512	SPDR Dow Jones International Real Estate	352,908	1.5
1,746	SPDR S&P MidCap 400 Trust	475,576	2.0
1,129	SPDR Trust Series 1	236,559	1.0
3,985	Vanguard REIT	353,350	1.5
	Total Exchange-Traded Funds (Cost $3,015,457)	3,060,560	12.9
MUTUAL FUNDS:84.2%
	Affiliated Investment Companies: 82.7%
102,590	Voya Emerging Markets Index Portfolio - Class I	949,984	4.0
464,337	Voya International Index Portfolio - Class I	3,919,007	16.6
127,855	Voya Russell™ Mid Cap Index Portfolio - Class I	1,786,129	7.5
56,802	Voya Russell™ Small Cap Index Portfolio - Class I	714,575	3.0
375,702	Voya U.S. Bond Index Portfolio - Class I	4,113,939	17.4
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
584,603		Voya U.S. Stock Index Portfolio - Class I	$8,085,059	34.2
			19,568,693	82.7
		Unaffiliated Investment Companies: 1.5%
68,145	@	Credit Suisse Commodity Return Strategy Fund - Class I	348,901	1.5
		Total Mutual Funds (Cost $19,672,761)	19,917,594	84.2
		Total Investments in Securities (Cost $22,688,218)	$22,978,154	97.1
		Assets in Excess of Other Liabilities	691,240	2.9
		Net Assets	$23,669,394	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $22,783,666.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$450,692
Gross Unrealized Depreciation	(256,204)
Net Unrealized Appreciation	$194,488

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,060,560	$—	$—	$3,060,560
Mutual Funds	19,917,594	—	—	19,917,594
Total Investments, at fair value	$22,978,154	$—	$—	$22,978,154

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$209,130	$775,406	$(83,504)	$48,952	$949,984	$12,973	$(3,080)	$—
Voya International Index Portfolio - Class I	956,738	3,555,016	(540,727)	(52,020)	3,919,007	76,967	(19,897)	—
Voya Russell™ Mid Cap Index Portfolio - Class I	386,443	1,744,450	(283,248)	(61,516)	1,786,129	15,305	(28,115)	137,380
Voya Russell™ Small Cap Index Portfolio - Class I	154,091	628,014	(39,542)	(27,988)	714,575	6,359	(2,791)	54,143
Voya U.S. Bond Index Portfolio - Class I	999,397	5,285,887	(2,233,631)	62,286	4,113,939	27,047	36,707	3,996
Voya U.S. Stock Index Portfolio - Class I	1,768,409	7,643,770	(1,658,225)	331,105	8,085,059	—	(13,761)	—
	$4,474,208	$19,632,543	$(4,838,877)	$300,819	$19,568,693	$138,651	$(30,937)	$195,519

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(8,468)
Total	$(8,468)

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.9%
12,489	iShares iBoxx $ High Yield Corporate Bond Fund	$1,057,693	0.2
549,779	PowerShares Senior Loan Portfolio	12,628,424	3.0
445,268	SPDR Barclays Capital High Yield Bond	15,896,068	3.7
153,326	SPDR Dow Jones International Real Estate	6,356,896	1.5
40,657	SPDR Trust Series 1	8,518,861	2.0
71,782	Vanguard REIT	6,364,910	1.5
	Total Exchange-Traded Funds (Cost $52,684,088)	50,822,852	11.9
MUTUAL FUNDS:85.2%
	Affiliated Investment Companies: 83.7%
1,843,454	Voya Emerging Markets Index Portfolio - Class I	17,070,383	4.0
9,347,576	Voya International Index Portfolio - Class I	78,893,538	18.6
2,599,748	Voya Russell™ Mid Cap Index Portfolio - Class I	36,318,474	8.6
1,360,870	Voya Russell™ Small Cap Index Portfolio - Class I	17,119,742	4.0
3,661,401	Voya U.S. Bond Index Portfolio - Class I	40,092,343	9.4
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
12,034,366		Voya U.S. Stock Index Portfolio - Class I	$166,435,275	39.1
			355,929,755	83.7
		Unaffiliated Investment Companies: 1.5%
1,226,149	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,277,880	1.5
		Total Mutual Funds (Cost $381,997,228)	362,207,635	85.2
		Total Investments in Securities (Cost $434,681,316)	$413,030,487	97.1
		Assets in Excess of Other Liabilities	12,280,013	2.9
		Net Assets	$425,310,500	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $437,055,426.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,520,414
Gross Unrealized Depreciation	(25,545,353)
Net Unrealized Depreciation	$(24,024,939)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$50,822,852	$—	$—	$50,822,852
Mutual Funds	362,207,635	—	—	362,207,635
Total Investments, at fair value	$413,030,487	$—	$—	$413,030,487
Liabilities Table
Other Financial Instruments+
Futures	$(173,717)	$—	$—	$(173,717)
Total Liabilities	$(173,717)	$—	$—	$(173,717)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$15,492,406	$3,455,529	$(3,304,964)	$1,427,412	$17,070,383	$353,415	$(543,921)	$—
Voya International Index Portfolio - Class I	73,646,576	15,661,830	(4,719,327)	(5,695,541)	78,893,538	2,344,749	998,970	—
Voya Russell™ Mid Cap Index Portfolio - Class I	33,932,811	8,936,121	(3,436,901)	(3,113,557)	36,318,474	472,278	337,602	4,239,180
Voya Russell™ Small Cap Index Portfolio - Class I	15,995,118	4,636,415	(1,612,662)	(1,899,129)	17,119,742	230,958	157,381	1,966,496
Voya U.S. Bond Index Portfolio - Class I	43,428,897	21,282,626	(26,377,497)	1,758,317	40,092,343	429,819	(69,900)	59,640
Voya U.S. Stock Index Portfolio - Class I	159,099,195	25,283,783	(24,712,710)	6,765,007	166,435,275	—	(458,336)	—
	$341,595,003	$79,256,304	$(64,164,061)	$(757,491)	$355,929,755	$3,831,219	$421,796	$6,265,316

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	56	09/16/16	$8,360,800	$(6,066)
			$8,360,800	$(6,066)
Short Contracts
S&P 500 E-Mini	(81)	09/16/16	(8,422,988)	(167,651)
			$(8,422,988)	$(167,651)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$173,717
Total Liability Derivatives		$173,717

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,252,172)
Interest rate contracts	115,010
Total	$(1,137,162)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(173,717)
Total	$(173,717)

See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
12,565	PowerShares Senior Loan Portfolio	$288,618	2.0
4,071	SPDR Barclays Capital High Yield Bond	145,335	1.0
5,256	SPDR Dow Jones International Real Estate	217,914	1.5
1,078	SPDR S&P MidCap 400 Trust	293,625	2.0
2,461	Vanguard REIT	218,217	1.5
	Total Exchange-Traded Funds (Cost $1,142,187)	1,163,709	8.0
MUTUAL FUNDS:89.0%
	Affiliated Investment Companies: 87.5%
78,264	Voya Emerging Markets Index Portfolio - Class I	724,726	5.0
334,562	Voya International Index Portfolio - Class I	2,823,699	19.5
88,185	Voya Russell™ Mid Cap Index Portfolio - Class I	1,231,943	8.5
46,225	Voya Russell™ Small Cap Index Portfolio - Class I	581,516	4.0
110,588	Voya U.S. Bond Index Portfolio - Class I	1,210,939	8.4
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
439,963		Voya U.S. Stock Index Portfolio - Class I	$6,084,685	42.1
			12,657,508	87.5
		Unaffiliated Investment Companies: 1.5%
42,079	@	Credit Suisse Commodity Return Strategy Fund - Class I	215,447	1.5
		Total Mutual Funds (Cost $12,612,419)	12,872,955	89.0
		Total Investments in Securities (Cost $13,754,606)	$14,036,664	97.0
		Assets in Excess of Other Liabilities	431,963	3.0
		Net Assets	$14,468,627	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $13,821,622.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$360,440
Gross Unrealized Depreciation	(145,398)
Net Unrealized Appreciation	$215,042

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,163,709	$—	$—	$1,163,709
Mutual Funds	12,872,955	—	—	12,872,955
Total Investments, at fair value	$14,036,664	$—	$—	$14,036,664

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$147,682	$617,725	$(86,752)	$46,071	$724,726	$9,522	$(3,001)	$—
Voya International Index Portfolio - Class I	569,378	2,488,740	(211,150)	(23,269)	2,823,699	53,344	(12,741)	—
Voya Russell™ Mid Cap Index Portfolio - Class I	247,925	1,235,409	(223,407)	(27,984)	1,231,943	10,183	(19,559)	91,408
Voya Russell™ Small Cap Index Portfolio - Class I	116,357	525,713	(47,095)	(13,459)	581,516	4,978	(3,845)	42,383
Voya U.S. Bond Index Portfolio - Class I	262,501	1,834,079	(902,275)	16,634	1,210,939	8,720	13,234	1,164
Voya U.S. Stock Index Portfolio - Class I	1,246,336	5,786,078	(1,248,416)	300,687	6,084,685	—	(13,981)	—
	$2,590,179	$12,487,744	$(2,719,095)	$298,680	$12,657,508	$86,747	$(39,893)	$134,955

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(4,234)
Total	$(4,234)

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:9.0%
19,871	iShares Barclays 20+ Year Treasury Bond Fund	$2,760,082	1.0
239,852	PowerShares Senior Loan Portfolio	5,509,401	2.0
100,337	SPDR Dow Jones International Real Estate	4,159,972	1.5
39,910	SPDR Trust Series 1	8,362,342	3.0
46,975	Vanguard REIT	4,165,273	1.5
	Total Exchange-Traded Funds (Cost $24,618,805)	24,957,070	9.0
MUTUAL FUNDS:88.1%
	Affiliated Investment Companies: 86.6%
1,808,159	Voya Emerging Markets Index Portfolio - Class I	16,743,550	6.0
6,772,855	Voya International Index Portfolio - Class I	57,162,893	20.5
1,899,994	Voya Russell™ Mid Cap Index Portfolio - Class I	26,542,915	9.5
889,888	Voya Russell™ Small Cap Index Portfolio - Class I	11,194,786	4.0
881,446	Voya U.S. Bond Index Portfolio - Class I	9,651,829	3.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
8,674,960		Voya U.S. Stock Index Portfolio - Class I	$119,974,697	43.1
			241,270,670	86.6
		Unaffiliated Investment Companies: 1.5%
802,418	@	Credit Suisse Commodity Return Strategy Fund - Class I	4,108,379	1.5
		Total Mutual Funds (Cost $261,162,864)	245,379,049	88.1
		Total Investments in Securities (Cost $285,781,669)	$270,336,119	97.1
		Assets in Excess of Other Liabilities	8,054,015	2.9
		Net Assets	$278,390,134	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $287,540,536.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$809,054
Gross Unrealized Depreciation	(18,013,471)
Net Unrealized Depreciation	$(17,204,417)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,957,070	$—	$—	$24,957,070
Mutual Funds	245,379,049	—	—	245,379,049
Total Investments, at fair value	$270,336,119	$—	$—	$270,336,119
Liabilities Table
Other Financial Instruments+
Futures	$(113,706)	$—	$—	$(113,706)
Total Liabilities	$(113,706)	$—	$—	$(113,706)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$15,045,258	$3,448,232	$(3,135,854)	$1,385,914	$16,743,550	$345,205	$(554,278)	$—
Voya International Index Portfolio — Class I	52,951,756	11,686,348	(3,441,679)	(4,033,532)	57,162,893	1,692,201	612,578	—
Voya Russell™ Mid Cap Index Portfolio — Class I	27,158,102	6,802,424	(4,917,598)	(2,500,013)	26,542,915	343,542	541,055	3,083,641
Voya Russell™ Small Cap Index Portfolio — Class I	10,369,280	3,029,435	(990,535)	(1,213,394)	11,194,786	150,391	68,757	1,280,505
Voya U.S. Bond Index Portfolio — Class I	10,241,070	13,249,682	(14,148,632)	309,709	9,651,829	108,002	81,397	19,443
Voya U.S. Stock Index Portfolio — Class I	113,792,246	17,838,098	(16,132,406)	4,476,759	119,974,697	—	(124,828)	—
	$229,557,712	$56,054,219	$(42,766,704)	$(1,574,557)	$241,270,670	$2,639,341	$624,681	$4,383,589

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	37	09/16/16	$5,524,100	$(4,008)
			$5,524,100	$(4,008)
Short Contracts
S&P 500 E-Mini	(53)	09/16/16	(5,511,338)	(109,698)
			$(5,511,338)	$(109,698)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$113,706
Total Liability Derivatives		$113,706

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(803,346)
Interest rate contracts	74,274

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Total	$(729,072)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(113,706)
Total	$(113,706)

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.9%
570	iShares Barclays 20+ Year Treasury Bond Fund	$79,173	1.0
6,882	PowerShares Senior Loan Portfolio	158,080	1.9
2,879	SPDR Dow Jones International Real Estate	119,363	1.5
591	SPDR S&P MidCap 400 Trust	160,977	2.0
382	SPDR Trust Series 1	80,040	1.0
1,348	Vanguard REIT	119,527	1.5
	Total Exchange-Traded Funds (Cost $701,794)	717,160	8.9
MUTUAL FUNDS: 88.2%
	Affiliated Investment Companies: 86.8%
52,603	Voya Emerging Markets Index Portfolio - Class I	487,106	6.0
197,319	Voya International Index Portfolio - Class I	1,665,376	20.6
61,291	Voya Russell™ Mid Cap Index Portfolio - Class I	856,231	10.6
25,890	Voya Russell™ Small Cap Index Portfolio - Class I	325,691	4.0
26,159	Voya U.S. Bond Index Portfolio - Class I	286,437	3.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
247,039		Voya U.S. Stock Index Portfolio - Class I	$3,416,546	42.1
			7,037,387	86.8
		Unaffiliated Investment Companies: 1.4%
23,046	@	Credit Suisse Commodity Return Strategy Fund - Class I	117,995	1.4
		Total Mutual Funds (Cost $7,050,300)	7,155,382	88.2
		Total Investments in Securities (Cost $7,752,094)	$7,872,542	97.1
		Assets in Excess of Other Liabilities	236,331	2.9
		Net Assets	$8,108,873	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $7,785,852.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$190,483
Gross Unrealized Depreciation	(103,793)
Net Unrealized Appreciation	$86,690

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$717,160	$—	$—	$717,160
Mutual Funds	7,155,382	—	—	7,155,382
Total Investments, at fair value	$7,872,542	$—	$—	$7,872,542

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$107,827	$391,524	$(38,555)	$26,310	$487,106	$6,848	$(1,544)	$—
Voya International Index Portfolio - Class I	372,048	1,399,633	(82,863)	(23,442)	1,665,376	33,615	(4,940)	—
Voya Russell™ Mid Cap Index Portfolio - Class I	190,491	797,856	(104,559)	(27,557)	856,231	7,536	(9,898)	67,642
Voya Russell™ Small Cap Index Portfolio - Class I	72,128	278,806	(13,943)	(11,300)	325,691	2,982	(733)	25,395
Voya U.S. Bond Index Portfolio - Class I	73,022	665,502	(455,408)	3,321	286,437	2,523	5,280	314
Voya U.S. Stock Index Portfolio - Class I	795,906	3,040,110	(581,997)	162,527	3,416,546	—	(9,204)	—
	$1,611,422	$6,573,431	$(1,277,325)	$129,859	$7,037,387	$53,504	$(21,039)	$93,351

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,093)
Total	$(2,093)

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
5,764	iShares Barclays 20+ Year Treasury Bond Fund	$800,620	1.0
29,105	SPDR Dow Jones International Real Estate	1,206,693	1.5
11,577	SPDR Trust Series 1	2,425,729	3.0
13,626	Vanguard REIT	1,208,217	1.5
	Total Exchange-Traded Funds (Cost $5,452,528)	5,641,259	7.0
MUTUAL FUNDS:90.1%
	Affiliated Investment Companies: 88.7%
525,491	Voya Emerging Markets Index Portfolio - Class I	4,866,044	6.0
2,112,678	Voya International Index Portfolio - Class I	17,831,003	22.0
610,306	Voya Russell™ Mid Cap Index Portfolio - Class I	8,525,972	10.6
258,621	Voya Russell™ Small Cap Index Portfolio - Class I	3,253,459	4.0
256,575	Voya U.S. Bond Index Portfolio - Class I	2,809,491	3.5
2,492,696	Voya U.S. Stock Index Portfolio - Class I	34,473,988	42.6
		71,759,957	88.7
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Unaffiliated Investment Companies: 1.4%
232,771	@	Credit Suisse Commodity Return Strategy Fund - Class I	$1,191,789	1.4
		Total Mutual Funds (Cost $77,689,604)	72,951,746	90.1
		Total Investments in Securities (Cost $83,142,132)	$78,593,005	97.1
		Assets in Excess of Other Liabilities	2,330,956	2.9
		Net Assets	$80,923,961	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $84,381,962.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$242,677
Gross Unrealized Depreciation	(6,031,634)
Net Unrealized Depreciation	$(5,788,957)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,641,259	$—	$—	$5,641,259
Mutual Funds	72,951,746	—	—	72,951,746
Total Investments, at fair value	$78,593,005	$—	$—	$78,593,005
Liabilities Table
Other Financial Instruments+
Futures	$(32,238)	$—	$—	$(32,238)
Total Liabilities	$(32,238)	$—	$—	$(32,238)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$4,179,532	$1,278,019	$(1,053,555)	$462,048	$4,866,044	$100,343	$(212,439)	$—
Voya International Index Portfolio — Class I	15,796,359	5,321,122	(2,285,102)	(1,001,376)	17,831,003	$529,425	(52,403)	—
Voya Russell™ Mid Cap Index Portfolio — Class I	7,556,062	2,602,178	(1,062,477)	(569,791)	8,525,972	$110,423	(71,501)	991,162
Voya Russell™ Small Cap Index Portfolio — Class I	2,881,956	1,092,828	(439,481)	(281,844)	3,253,459	$44,062	(43,503)	375,167
Voya U.S. Bond Index Portfolio — Class I	2,920,551	3,948,614	(4,155,011)	95,337	2,809,491	$30,083	25,775	4,519
Voya U.S. Stock Index Portfolio — Class I	32,116,444	6,589,317	(6,082,787)	1,851,014	34,473,988	$—	(513,765)	1
	$65,450,904	$20,832,078	$(15,078,413)	$555,388	$71,759,957	$814,336	$(867,836)	$1,370,849

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2016, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	11	09/16/16	$1,642,300	$(1,192)
			$1,642,300	$(1,192)
Short Contracts
S&P 500 E-Mini	(15)	09/16/16	(1,559,813)	(31,046)
			$(1,559,813)	$(31,046)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$32,238
Total Liability Derivatives		$32,238

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(221,714)
Interest rate contracts	19,703
Total	$(202,011)

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2016 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(32,238)
Total	$(32,238)

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
130	iShares Barclays 20+ Year Treasury Bond Fund	$18,057	1.0
657	SPDR Dow Jones International Real Estate	27,239	1.5
135	SPDR S&P MidCap 400 Trust	36,771	2.0
174	SPDR Trust Series 1	36,458	2.0
308	Vanguard REIT	27,311	1.5
	Total Exchange-Traded Funds (Cost $142,011)	145,836	8.0
MUTUAL FUNDS: 89.1%
	Affiliated Investment Companies: 87.6%
11,879	Voya Emerging Markets Index Portfolio - Class I	109,997	6.0
47,774	Voya International Index Portfolio - Class I	403,214	22.0
13,810	Voya Russell™ Mid Cap Index Portfolio - Class I	192,929	10.5
5,846	Voya Russell™ Small Cap Index Portfolio - Class I	73,546	4.0
5,813	Voya U.S. Bond Index Portfolio - Class I	63,649	3.5
55,046	Voya U.S. Stock Index Portfolio - Class I	761,283	41.6
		1,604,618	87.6
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Unaffiliated Investment Companies: 1.5%
5,257	@	Credit Suisse Commodity Return Strategy Fund - Class I	$26,917	1.5
		Total Mutual Funds (Cost $1,593,722)	1,631,535	89.1
		Total Investments in Securities (Cost $1,735,733)	$1,777,371	97.1
		Assets in Excess of Other Liabilities	53,982	2.9
		Net Assets	$1,831,353	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,754,488.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$53,432
Gross Unrealized Depreciation	(30,549)
Net Unrealized Appreciation	$22,883

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$145,836	$—	$—	$145,836
Mutual Funds	1,631,535	—	—	1,631,535
Total Investments, at fair value	$1,777,371	$—	$—	$1,777,371

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2016 (Unaudited) (continued)

The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$23,730	$102,327	$(24,161)	$8,101	$109,997	$1,688	$(242)	$—
Voya International Index Portfolio - Class I	87,393	393,609	(75,642)	(2,146)	403,214	8,931	(4,774)	—
Voya Russell™ Mid Cap Index Portfolio - Class I	41,640	204,724	(47,890)	(5,545)	192,929	1,858	(2,518)	16,677
Voya Russell™ Small Cap Index Portfolio - Class I	15,667	72,856	(13,204)	(1,773)	73,546	736	(737)	6,263
Voya U.S. Bond Index Portfolio - Class I	15,831	161,339	(114,397)	876	63,649	665	1,193	78
Voya U.S. Stock Index Portfolio - Class I	174,671	820,445	(277,140)	43,307	761,283	—	262	—
	$358,932	$1,755,300	$(552,434)	$42,820	$1,604,618	$13,878	$(6,816)	$23,018

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
65

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

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Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.4%
			Brazil: 0.4%
	900,000		Petrobras Global Finance BV, 8.750%, 05/23/26	908,397	0.4

			Canada: 0.1%
	324,000		Goldcorp, Inc., 3.700%, 03/15/23	330,333	0.1

			Cayman Islands: 0.3%
	601,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	615,286	0.3

			France: 0.8%
	294,000		BPCE SA, 2.500%, 12/10/18	301,582	0.1
	287,000	#	BPCE SA, 5.150%, 07/21/24	299,270	0.1
	456,000	#	Electricite de France SA, 2.350%, 10/13/20	466,297	0.2
	940,000	#	Numericable-SFR SA, 6.000%, 05/15/22	917,675	0.4
				1,984,824	0.8

			Guernsey: 0.3%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	707,588	0.3

			Ireland: 0.3%
	706,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	793,563	0.3

			Italy: 0.1%
	286,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	294,128	0.1

			Japan: 0.5%
	790,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	802,943	0.3
	200,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	207,309	0.1
	300,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	327,265	0.1
				1,337,517	0.5

			Luxembourg: 0.3%
	690,000		Actavis Funding SCS, 2.350%, 03/12/18	699,692	0.3

			Mexico: 0.0%
MXN	1,007,437	±	Banco Invex S.A., 03/13/34	–	–
MXN	173,863		JPMorgan Hipotecaria su Casita, 09/25/35	9,110	0.0
				9,110	0.0

			Netherlands: 0.7%
	269,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	299,092	0.1
	340,000		Shell International Finance BV, 1.625%, 11/10/18	343,567	0.1
	690,000		Shell International Finance BV, 3.250%, 05/11/25	725,060	0.3
	448,000		Shell International Finance BV, 4.000%, 05/10/46	458,461	0.2
				1,826,180	0.7

			Norway: 0.2%
	380,000		Statoil ASA, 2.450%, 01/17/23	385,212	0.2

			Sweden: 0.1%
	298,000	#,L	Nordea Bank AB, 5.500%, 09/29/49	283,845	0.1

			Switzerland: 0.3%
	400,000	#	Credit Suisse AG, 6.500%, 08/08/23	420,100	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	283,750	0.1
				703,850	0.3

			United Kingdom: 0.8%
	283,000		Aon PLC, 2.800%, 03/15/21	291,021	0.1
	265,000	#	Barclays Bank PLC, 6.050%, 12/04/17	277,709	0.1
	1,002,000		Santander UK PLC, 2.375%, 03/16/20	1,004,605	0.4
	344,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	358,930	0.2
				1,932,265	0.8

			United States: 18.2%
	424,000		21st Century Fox America, Inc., 4.500%, 02/15/21	473,943	0.2
	338,000		21st Century Fox America, Inc., 5.400%, 10/01/43	399,102	0.2
	616,000		AbbVie, Inc., 2.500%, 05/14/20	631,153	0.3
	190,000		AbbVie, Inc., 2.850%, 05/14/23	192,141	0.1
	318,000		Aetna, Inc., 4.375%, 06/15/46	330,598	0.1
	197,000		Aetna, Inc., 3.200%, 06/15/26	203,315	0.1
	80,000		Albemarle Corp., 3.000%, 12/01/19	81,146	0.0
	238,000		Amsurg Corp., 5.625%, 07/15/22	245,437	0.1
	432,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	448,137	0.2
	667,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	702,748	0.3
	1,050,000		Apple, Inc., 1.000%, 05/03/18	1,052,500	0.4
	710,000		Apple, Inc., 3.200%, 05/13/25	753,663	0.3
	295,000		AT&T, Inc., 3.000%, 06/30/22	302,543	0.1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
962,000		AT&T, Inc., 3.600%, 02/17/23	1,008,437	0.4
299,000		AT&T, Inc., 5.150%, 03/15/42	323,042	0.1
368,000		Bank of America Corp., 3.300%, 01/11/23	379,421	0.2
458,000		Bank of America Corp., 4.100%, 07/24/23	491,617	0.2
309,000		Bank of America Corp., 4.000%, 04/01/24	330,484	0.1
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	418,800	0.2
1,309,000		Barrick North America Finance LLC, 5.750%, 05/01/43	1,427,319	0.6
540,000	#	Calpine Corp., 6.000%, 01/15/22	568,350	0.2
395,000		CBRE Services, Inc., 5.250%, 03/15/25	414,762	0.2
216,000		CBS Corp., 3.700%, 08/15/24	226,055	0.1
249,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	252,735	0.1
501,000		Celgene Corp., 4.000%, 08/15/23	540,680	0.2
472,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	508,849	0.2
290,000		Chevron Corp., 2.419%, 11/17/20	299,350	0.1
360,000		Chevron Corp., 2.954%, 05/16/26	372,201	0.2
382,000		Citigroup, Inc., 4.000%, 08/05/24	393,525	0.2
469,000		Citigroup, Inc., 5.500%, 09/13/25	526,929	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	768,663	0.3
562,000	#	COX Communications, Inc., 2.950%, 06/30/23	542,677	0.2
777,000		CVS Health Corp., 2.800%, 07/20/20	809,519	0.3
320,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	329,256	0.1
337,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	349,937	0.1
313,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	325,334	0.1
442,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	503,858	0.2
240,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	248,687	0.1
277,000		Eastman Chemical Co., 2.700%, 01/15/20	285,141	0.1
545,000		Eaton Corp., 4.150%, 11/02/42	589,813	0.2
523,000		eBay, Inc., 2.600%, 07/15/22	518,659	0.2
1,026,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,050,970	0.4
558,000		Entergy Corp., 5.125%, 09/15/20	612,039	0.3
329,000		Exxon Mobil Corp., 2.222%, 03/01/21	339,471	0.1
539,000		Fifth Third Bancorp, 8.250%, 03/01/38	811,013	0.3
532,000		FirstEnergy Corp., 4.250%, 03/15/23	549,815	0.2
478,000		General Dynamics Corp., 2.250%, 11/15/22	489,114	0.2
205,000		General Electric Co., 6.750%, 03/15/32	288,302	0.1
200,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	205,666	0.1
255,000	#	Glencore Funding LLC, 2.500%, 01/15/19	246,394	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	709,198	0.3
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	784,016	0.3
721,000		HCP, Inc., 4.250%, 11/15/23	749,702	0.3
436,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	475,163	0.2
258,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	261,424	0.1
194,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	198,756	0.1
570,000		Huntington National Bank, 2.200%, 11/06/18	577,294	0.2
294,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	299,778	0.1
1,041,000		Indiana Michigan Power Co., 7.000%, 03/15/19	1,183,471	0.5
570,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	555,037	0.2
245,000		JEFFERSON SMURFIT ESCROW, 06/01/49	–	–
384,000		JM Smucker Co., 3.000%, 03/15/22	403,794	0.2
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	363,840	0.2
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	489,352	0.2
46	#	Kern River Funding Corp., 4.893%, 04/30/18	48	0.0
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	225,253	0.1
127,000		Kohls Corp., 4.750%, 12/15/23	135,308	0.1
317,000	#	Kraft Heinz Foods Co., 3.000%, 06/01/26	321,062	0.1
218,000		Lockheed Martin Corp., 3.100%, 01/15/23	230,185	0.1
375,000		Medtronic, Inc., 3.150%, 03/15/22	400,552	0.2
393,000		Medtronic, Inc., 3.500%, 03/15/25	429,110	0.2
372,000		Morgan Stanley, 3.750%, 02/25/23	394,647	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	643,538	0.3
240,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	249,900	0.1
1,048,000		Mylan, Inc., 2.600%, 06/24/18	1,061,816	0.4
625,000		Netflix, Inc., 5.750%, 03/01/24	654,687	0.3

2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
438,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	450,484	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	402,339	0.2
504,000		Oracle Corp., 2.950%, 05/15/25	524,652	0.2
110,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	115,752	0.0
568,000		Philip Morris International, Inc., 4.250%, 11/10/44	625,917	0.3
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	273,867	0.1
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	282,781	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/43	356,837	0.1
117,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	119,534	0.1
245,000		Stone Webster Escrow, 07/01/49	–	–
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	105,264	0.0
445,000		Synchrony Financial, 4.250%, 08/15/24	461,507	0.2
272,000		Time Warner Cable, Inc., 5.875%, 11/15/40	297,355	0.1
485,000		Time Warner, Inc., 6.500%, 11/15/36	617,272	0.3
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	435,663	0.2
270,000		Verizon Communications, Inc., 5.012%, 08/21/54	287,981	0.1
1,071,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,249,710	0.5
600,000		Visa, Inc., 3.150%, 12/14/25	642,564	0.3
514,000		Wells Fargo & Co., 2.550%, 12/07/20	529,196	0.2
599,000		Wells Fargo & Co., 4.100%, 06/03/26	640,787	0.3
247,000		Xerox Corp., 2.750%, 09/01/20	238,335	0.1
			44,618,038	18.2

	Total Corporate Bonds/Notes
	(Cost $55,318,040)		57,429,828	23.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.1%
		United States: 15.1%
575,824		Adjustable Rate Mortgage Trust 2006-2, 3.306%, 05/25/36	535,330	0.2
390,786		Alternative Loan Trust 2005-51 3A2A, 1.727%, 11/20/35	340,777	0.1
116,594		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	88,745	0.0
454,965		American Home Mortgage Assets Trust 2006-3 2A11, 1.377%, 10/25/46	318,397	0.1
810,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.723%, 06/10/49	814,849	0.3
296,347		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	292,947	0.1
700,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.723%, 06/10/49	695,110	0.3
540,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.000%, 02/10/51	544,324	0.2
785,444		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/35	788,276	0.3
80,454	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 6.240%, 07/10/42	80,475	0.0
8,020,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	384,735	0.2
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	473,991	0.2
500,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.296%, 10/12/42	499,739	0.2
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	132,365	0.1
473,506	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	499,612	0.2
599,684		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	538,372	0.2
211,057		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 2.986%, 05/25/35	208,426	0.1
525,417		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	467,446	0.2
400,000		COBALT CMBS Commercial Mortgage Trust 2006-C1 AM, 5.254%, 08/15/48	400,375	0.2
680,000	#	COMM 2004-LNB2 H Mortgage Trust H, 6.067%, 03/10/39	742,124	0.3
10,628,802	#,^	COMM 2012 - LTRT XA Mortgage Trust, 1.186%, 10/05/30	505,703	0.2
4,075,522	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.239%, 05/15/45	333,304	0.1
2,923,426	^	COMM 2013-LC6 XA Mortgage Trust, 1.866%, 01/10/46	182,486	0.1
4,377,735	^	COMM 2014-CCRE17 XA Mortgage Trust, 1.338%, 05/10/47	258,043	0.1

3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
475,026	#	Commercial Mortgage Trust 2004-GG1 F, 6.255%, 06/10/36	481,598	0.2
86,722		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.953%, 11/25/35	48,059	0.0
139,126		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/35	132,416	0.1
123,387		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/35	121,910	0.1
110,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	110,241	0.1
18,316	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	18,316	0.0
2,739,073	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.049%, 11/10/46	65,946	0.0
44,366	#	Deutsche ALT-A Securities, Inc. Alternate Loan Trust 2007-RS1 A2, 0.953%, 01/27/37	100,169	0.0
320,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.353%, 07/25/24	301,142	0.1
400,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 M2, 3.453%, 07/25/24	377,381	0.2
1,780,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.353%, 11/25/24	1,819,060	0.7
80,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.453%, 05/25/25	80,090	0.0
100,000		Fannie Mae Connecticut Avenue Securities, 4.853%, 01/25/24	101,974	0.0
500,000		Fannie Mae Connecticut Avenue Securities, 5.453%, 07/25/25	503,553	0.2
100,000		Fannie Mae Connecticut Avenue Securities, 6.153%, 04/25/28	103,186	0.0
250,000		Fannie Mae Connecticut Avenue Securities, 6.353%, 10/25/28	261,017	0.1
9,215,137	^	Freddie Mac Series K704 X1, 2.118%, 08/25/18	309,203	0.1
530,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 4.953%, 02/25/24	542,303	0.2
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.453%, 08/25/24	399,187	0.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.003%, 10/25/24	1,122,337	0.5
340,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.203%, 10/25/24	348,193	0.1
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.603%, 01/25/25	187,236	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.153%, 04/25/28	99,294	0.0
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.653%, 03/25/25	200,944	0.1
220,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.253%, 03/25/25	227,785	0.1
520,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 5.253%, 05/25/28	514,445	0.2
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.803%, 09/25/28	215,074	0.1
42,437,221	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	183,380	0.1
18,038	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.647%, 05/10/43	18,021	0.0
332,526		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.663%, 04/25/36	249,171	0.1
100,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	85,022	0.0
3,104,731	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.658%, 05/10/45	248,027	0.1
123,565		GSR Mortgage Loan Trust 2005-AR6 1A4, 2.978%, 09/25/35	126,547	0.1
864,262		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.663%, 04/25/46	633,724	0.3
13,686,721	^	JPMBB Commercial Mortgage Securities Trust 2014-C24, 1.225%, 11/15/47	761,996	0.3
250,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	243,911	0.1
500,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	499,449	0.2
2,940,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.441%, 12/15/47	58,870	0.0
232,524	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.772%, 10/15/37	232,149	0.1
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.501%, 06/12/41	265,725	0.1

4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
60,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	57,811	0.0
460,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11, 5.927%, 06/15/49	460,599	0.2
7,867,227	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.873%, 06/15/45	477,135	0.2
720,699		JP Morgan Mortgage Trust 2005-A4 B1, 2.914%, 07/25/35	616,249	0.3
161,723		JP Morgan Mortgage Trust 2007-A1 7A1, 2.904%, 07/25/35	160,067	0.1
9,341,039	^	JPMBB Commercial Mortgage Securities Trust 2013-C14 XA, 1.098%, 08/15/46	283,042	0.1
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	372,438	0.2
50,000		LB-UBS Commercial Mortgage Trust 2006-C4 C, 5.991%, 06/15/38	49,944	0.0
780,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.991%, 06/15/38	779,113	0.3
300,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 5.991%, 06/15/38	299,609	0.1
258,524	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.101%, 09/15/39	258,955	0.1
160,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.101%, 09/15/39	160,246	0.1
160,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.101%, 09/15/39	160,183	0.1
207,479		Lehman XS Trust Series 2005-5N 1A2, 0.813%, 11/25/35	158,195	0.1
430,859		Lehman XS Trust Series 2006-14N 2A, 0.653%, 09/25/46	346,009	0.1
186,687		MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 2.918%, 04/25/36	171,473	0.1
390,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	408,372	0.2
787,219		Morgan Stanley Capital I Trust 2006-TOP23, 6.133%, 08/12/41	786,003	0.3
865,000	#	Morgan Stanley Capital I Trust 2011-C1 C, 5.601%, 09/15/47	967,035	0.4
570,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	596,035	0.3
460,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	472,888	0.2
290,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	258,074	0.1
551,085		Opteum Mortgage Acceptance Corp. Trust 2006-1, 0.753%, 04/25/36	481,106	0.2
1,947		RALI Series Trust 2005-QA4 A32, 3.407%, 04/25/35	101	0.0
313,285	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	317,053	0.1
6,527,225	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.063%, 08/10/49	551,112	0.2
35,207		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.789%, 01/15/45	35,175	0.0
50,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 6.030%, 05/15/43	49,900	0.0
38,212		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 6.030%, 05/15/43	38,168	0.0
11,324,334		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 1.438%, 08/25/45	560,498	0.2
77,244		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.484%, 10/25/36	67,403	0.0
1,215,938		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.717%, 12/25/36	1,066,800	0.4
303,087		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.448%, 08/25/46	264,423	0.1
562,311		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.506%, 12/25/36	489,748	0.2
154,206		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.277%, 04/25/37	132,591	0.1
215,454		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.883%, 06/25/37	154,236	0.1
5,958,432	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.199%, 10/15/45	482,197	0.2
91,924		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 2.852%, 02/25/34	92,528	0.0
404,656		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 2.737%, 10/25/36	384,556	0.2
87,279		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 2.737%, 10/25/36	82,944	0.0

5

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	449,245		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.085%, 05/25/36	427,671	0.2
	406,604		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 2.852%, 04/25/36	393,167	0.2
	4,506,231	#,^	Wells Fargo Mortgage Backed Securities Trust 2012-C8 XA, 2.306%, 08/15/45	338,754	0.1

		Total Collateralized Mortgage Obligations
		(Cost $37,134,881)		37,233,608	15.1

STRUCTURED PRODUCTS: 0.0%
			Russia: 0.0%
RUB	6,041,739		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	41,688	0.0

		Total Structured Products
		(Cost $215,283)		41,688	0.0

FOREIGN GOVERNMENT BONDS: 14.1%
			Austria: 1.6%
EUR	3,000,000	#	Austria Government Bond, 1.650%, 10/21/24	3,811,851	1.6

			Belgium: 7.2%
EUR	15,100,000	#	Belgium Government Bond, 0.800%, 06/22/25	17,812,671	7.2

			Brazil: 0.3%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 05/15/45	634,796	0.3

			Germany: 0.4%
EUR	90,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	160,667	0.0
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	13,051	0.0
EUR	830,000	Z	Bundesschatzanweisungen, -0.620%, 06/16/17	926,663	0.4
				1,100,381	0.4

			Italy: 4.6%
EUR	7,900,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	11,314,149	4.6

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	69,973	0.0

		Total Foreign Government Bonds
		(Cost $33,394,429)		34,743,821	14.1

U.S. TREASURY OBLIGATIONS: 0.4%
			U.S. Treasury Bonds: 0.0%
	4,000		3.000%, due 11/15/45	4,603	0.0

			U.S. Treasury Notes: 0.4%
	915,000		1.125%, due 06/30/21	919,950	0.4
	26,000		1.375%, due 01/31/21	26,466	0.0
	16,000		1.750%, due 01/31/23	16,496	0.0
				962,912	0.4

		Total U.S. Treasury Obligations
		(Cost $961,800)		967,515	0.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 23.5%
			Agency Collat CMO: 0.5%
	7,171,053	^	5.747%, due 03/25/42	1,240,530	0.5

			Federal Home Loan Mortgage Corporation: 13.1%##
	38,523		0.892%, due 02/15/29	38,649	0.0
	12,525		0.942%, due 03/15/32	12,591	0.0
	50,177		0.942%, due 01/15/33	50,425	0.0
	18,889		1.392%, due 08/15/31	19,389	0.0
	10,415		1.392%, due 02/15/32	10,690	0.0
	11,319		1.442%, due 02/15/32	11,582	0.0
	11,034		1.442%, due 02/15/32	11,291	0.0
	15,407		1.442%, due 03/15/32	15,764	0.0
	2,328,000	W,Z	3.000%, due 08/01/44	2,409,148	1.0
	1,383,963		3.000%, due 04/01/45	1,444,881	0.6
	1,412,300		3.000%, due 04/01/45	1,469,674	0.6
	434,227		3.000%, due 09/01/45	450,718	0.2
	13,517,243		3.500%, due 03/01/46	14,286,150	5.8
	912,247	^	4.000%, due 02/15/43	174,518	0.1
	14,263,744	^	4.000%, due 04/15/43	2,350,644	1.0
	888,303		4.000%, due 09/01/45	951,660	0.4
	454,523		4.000%, due 09/01/45	487,690	0.2
	288,170		4.000%, due 09/01/45	308,717	0.1
	178,020		4.000%, due 09/01/45	191,011	0.1
	239,640		4.000%, due 09/01/45	257,128	0.1
	1,092,665		4.000%, due 10/01/45	1,170,114	0.5
	328,178		4.000%, due 05/01/46	351,614	0.2
	4,956,877	^	4.008%, due 05/15/36	593,742	0.3
	4,440		5.000%, due 01/01/20	4,654	0.0
	18,283		5.000%, due 02/01/20	19,049	0.0
	159,582		5.000%, due 09/15/23	172,966	0.1
	622,612		5.000%, due 02/15/34	699,894	0.3
	560,147		5.000%, due 11/15/34	619,363	0.3
	17,306		5.000%, due 12/01/34	19,343	0.0
	6,994		5.500%, due 01/01/18	7,177	0.0
	1,860,530	^	5.508%, due 10/15/36	254,881	0.1
	5,104,368	^	5.558%, due 05/15/36	436,244	0.2
	4,331,776	^	5.558%, due 01/15/39	802,445	0.3
	4,539,225	^	5.608%, due 07/15/40	713,780	0.3
	115,447	^	5.708%, due 07/15/35	19,185	0.0
	2,278,611	^	5.808%, due 11/15/32	456,688	0.2
	3,232		6.000%, due 05/15/17	3,300	0.0
	50,488		6.000%, due 02/01/34	58,253	0.0
	883,000	^	6.158%, due 08/15/28	39,857	0.0
	1,028		6.500%, due 04/01/18	1,044	0.0
	12,281		6.500%, due 02/01/22	13,949	0.0
	15,170		6.500%, due 09/01/22	17,275	0.0
	48,975		6.500%, due 04/15/28	54,846	0.0
	10,575		6.500%, due 06/15/31	11,925	0.0
	81,830		6.500%, due 02/15/32	95,976	0.0
	56,296		6.500%, due 06/15/32	67,131	0.0
	4,499		6.500%, due 08/01/32	5,347	0.0
	10,460		6.500%, due 07/01/34	12,028	0.0
	7,340		6.500%, due 07/01/34	8,439	0.0
	46,609		6.750%, due 02/15/24	51,548	0.0
	87,229		7.000%, due 09/15/26	98,311	0.0
	14,704	^	7.000%, due 03/15/28	3,504	0.0
	79,942	^	7.000%, due 04/15/28	17,545	0.0
	135,746	^	7.208%, due 03/15/29	29,383	0.0

6

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
127,060	^	7.258%, due 03/15/29	26,707	0.0
74,203		7.500%, due 09/15/22	82,069	0.0
92,888		8.000%, due 05/15/35	108,617	0.1
182,352	^	8.508%, due 08/15/29	45,627	0.0
4,441		22.763%, due 06/15/34	4,713	0.0
24,236		23.129%, due 08/15/35	38,595	0.0
			32,189,448	13.1

		Federal National Mortgage Association: 7.3%##
468,000	W	–%, due 07/01/30	484,224	0.2
7,407		0.853%, due 11/25/33	7,418	0.0
7,898		0.948%, due 10/18/32	7,938	0.0
12,129		1.453%, due 04/25/32	12,419	0.0
3,732		1.453%, due 04/25/32	3,821	0.0
35,798		1.453%, due 09/25/32	36,627	0.0
35,803		1.453%, due 12/25/32	36,632	0.0
135,502		2.500%, due 06/01/30	140,384	0.1
89,921		2.500%, due 06/01/30	93,160	0.0
54,590		2.500%, due 07/01/30	56,557	0.0
266,671		2.751%, due 10/01/36	281,873	0.1
2,172,856	^	3.000%, due 06/25/33	268,668	0.1
1,004,868		3.000%, due 07/01/43	1,045,339	0.4
3,454,668		3.000%, due 07/01/43	3,638,712	1.5
625,929		3.000%, due 09/01/43	651,138	0.3
1,131,957	^	3.500%, due 08/25/33	136,570	0.1
704,832	^	3.500%, due 08/25/43	126,472	0.1
809,833	^	3.597%, due 02/25/37	5,461	0.0
2,119,345	^	4.000%, due 06/25/42	352,431	0.2
284,235		4.000%, due 05/01/45	305,475	0.1
126,629		4.500%, due 08/25/25	135,262	0.1
1,119,216	^	5.000%, due 05/25/18	31,465	0.0
229,502		5.000%, due 07/25/40	248,533	0.1
114,796		5.000%, due 06/01/41	127,912	0.1
2,800,280	^	5.487%, due 01/25/38	579,134	0.2
4,676,389	^	5.497%, due 09/25/41	818,012	0.3
11,871		5.500%, due 09/01/19	12,450	0.0
11,439		5.500%, due 09/01/19	11,940	0.0
38,856		5.500%, due 09/01/24	43,645	0.0
62,559	^	5.500%, due 07/25/33	12,506	0.0
25,677	^	5.500%, due 06/25/35	5,400	0.0
4,156,286	^	5.527%, due 11/25/41	768,244	0.3
3,164,542	^	5.647%, due 01/25/43	800,186	0.3
3,225,418	^	5.997%, due 10/25/37	641,457	0.3
3,795,804	^	5.997%, due 02/25/42	561,540	0.2
1,752		6.000%, due 03/25/17	1,783	0.0
5,803		6.000%, due 06/01/17	5,892	0.0
5,006		6.000%, due 05/01/21	5,226	0.0
26,571		6.000%, due 01/25/32	30,250	0.0
117,591	^	6.000%, due 12/25/32	24,889	0.0
50,094	^	6.000%, due 02/25/33	8,863	0.0
59,454	^	6.000%, due 03/25/33	12,756	0.0
48,684	^	6.000%, due 03/25/33	10,125	0.0
143,463		6.000%, due 11/01/34	165,109	0.1
222,433		6.000%, due 04/01/35	256,204	0.1
27,249	^	6.000%, due 09/25/35	4,912	0.0
125,975	^	6.087%, due 06/25/37	26,643	0.0
1,871,821	^	6.097%, due 09/25/37	400,296	0.2
5,887,595	^	6.107%, due 06/25/41	1,122,978	0.5
392,967	^	6.117%, due 06/25/36	79,187	0.0
23,248	^	6.297%, due 05/25/35	4,469	0.0
19,506		6.500%, due 04/25/29	22,475	0.0
27,913		6.500%, due 11/25/29	32,694	0.0
97,827		6.500%, due 12/01/29	113,362	0.1
31,584		6.500%, due 10/25/31	35,285	0.0
199,776	^	6.500%, due 02/25/32	44,403	0.0
30,826		6.500%, due 04/25/32	35,355	0.0
41,028		6.500%, due 01/01/34	48,471	0.0
31,108	^	6.647%, due 06/25/23	3,722	0.0
121,000	^	6.777%, due 09/25/36	28,238	0.0
39		7.000%, due 11/01/17	39	0.0
36,171	^	7.000%, due 02/25/28	8,207	0.0
44,348	^	7.000%, due 03/25/33	12,114	0.0
1,100		7.000%, due 04/01/33	1,330	0.0
34,042	^	7.000%, due 04/25/33	8,105	0.0
188,047	^	7.097%, due 10/25/33	43,557	0.0
51,465	^	7.177%, due 03/25/23	1,120	0.0
122,909	^	7.297%, due 07/25/31	29,650	0.0
68,090	^	7.297%, due 02/25/32	16,772	0.0
44,164	^	7.497%, due 07/25/32	10,544	0.0
248,867	^	7.500%, due 01/25/24	47,327	0.0
28,060		7.500%, due 09/01/32	33,902	0.0
70,276		7.500%, due 01/01/33	86,099	0.0
1,385,662	^	7.552%, due 12/18/32	329,903	0.1
141,061		8.000%, due 05/25/43	142,747	0.1
154,671		22.171%, due 10/25/35	277,175	0.1
122,747		22.187%, due 07/25/35	202,583	0.1
66,837		22.537%, due 06/25/36	108,768	0.1
248,774		22.717%, due 10/25/40	704,322	0.3
23,842		22.905%, due 03/25/36	38,161	0.0
49,259		26.166%, due 04/25/35	90,615	0.0
443,014		31.184%, due 11/25/36	839,174	0.4
			18,044,806	7.3

		Government National Mortgage Association: 2.6%
3,157,000	W	3.000%, due 08/01/44	3,294,687	1.4
488,000	W	3.500%, due 07/01/44	517,985	0.2
6,842,536	^	4.000%, due 04/20/38	280,351	0.1
61,275		5.000%, due 04/15/34	69,327	0.0
3,915,004	^	5.402%, due 06/20/40	590,006	0.3
2,473,944	^	6.258%, due 07/16/41	467,265	0.2
23,272		6.500%, due 02/20/35	28,585	0.0
631,811		20.596%, due 03/20/37	1,036,482	0.4
			6,284,688	2.6

	Total U.S. Government Agency Obligations
	(Cost $54,600,921)		57,759,472	23.5

ASSET-BACKED SECURITIES: 2.1%
		Cayman Islands: 1.5%
1,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	963,479	0.4
1,300,000	#	Madison Park Funding Ltd. 2007-6A C, 1.636%, 07/26/21	1,242,868	0.5
1,550,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.638%, 03/25/20	1,536,039	0.6
			3,742,386	1.5

		United States: 0.6%
424,069	+	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.252%, 03/25/36	296,801	0.1
654,169		First Franklin Mortgage Loan Trust 2006-FF5, 0.613%, 04/25/36	571,390	0.3
643,256		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.693%, 03/25/36	567,921	0.2
			1,436,112	0.6

	Total Asset-Backed Securities
	(Cost $5,202,730)		5,178,498	2.1

7

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	@,L	American Media, Inc.	–	–
4,988	@	Resolute Forest Products, Inc.	26,387	0.0

	Total Common Stock
	(Cost $1,298,014)		26,387	0.0

MUTUAL FUNDS: 21.3%
		United States: 21.3%
1,108,679		Voya Emerging Markets Corporate Debt Fund - Class P	10,920,484	4.4
1,740,366		Voya Emerging Markets Hard Currency Debt Fund - Class P	16,846,748	6.9
2,919,202	@	Voya Emerging Markets Local Currency Debt Fund - Class P	22,010,781	9.0
325,810		Voya High Yield Bond Fund - Class P	2,531,542	1.0

	Total Mutual Funds
	(Cost $60,216,247)		52,309,555	21.3

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 4.3%
		Options on Currencies: 0.4%
24,200,000	@	Call USD vs Put EUR, Strike @ 1.080, Exp. 07/22/16 Counterparty: Barclays Bank PLC	49,893	0.0
24,700,000	@	Call USD vs. Put EUR, Strike @ 1.074, Exp. 08/31/16 Counterparty: Societe Generale	133,038	0.1
24,700,000	@	Call USD vs. Put EUR, Strike @ 1.120, Exp. 07/07/16 Counterparty: Bank of America	253,013	0.1
19,600,000	@	Call USD vs. Put EUR, Strike @ 1.095, Exp. 08/05/16 Counterparty: JPMorgan Chase & Co.	133,919	0.1
24,200,000	@	Call USD vs. Put JPY, Strike @ 113.120, Exp. 07/22/16 Counterparty: Societe Generale	2,763	0.0
22,900,000	@	Call USD vs. Put JPY, Strike @ 110.050, Exp. 07/07/16 Counterparty: JPMorgan Chase & Co.	161	0.0
22,900,000	@	Call USD vs. Put JPY, Strike @ 111.200, Exp. 08/05/16 Counterparty: Goldman Sachs & Co.	19,649	0.0
24,300,000	@	Call USD vs. Put JPY, Strike @ 104.820, Exp. 08/08/16 Counterparty: Goldman Sachs & Co.	247,778	0.1
22,900,000	@	Call USD vs. Put JPY, Strike @ 111.990, Exp. 09/02/16 Counterparty: Goldman Sachs & Co.	35,263	0.0
			875,477	0.4

		OTC Interest Rate Swaptions: 3.9%
491,800,000	@	Receive a fixed rate equal to 0.9725% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters, Exp. 07/14/16 Counterparty: Barclays Bank PLC	601,185	0.2
135,800,000	@	Receive a fixed rate equal to 1.070% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/17/17 Counterparty: JPMorgan Chase & Co.	1,229,577	0.5
57,300,000	@	Receive a fixed rate equal to 1.923% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/16/17 Counterparty: Deutsche Bank AG	2,929,730	1.2
57,168,000	@	Receive a fixed rate equal to 1.965% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 03/14/17 Counterparty: JPMorgan Chase & Co.	3,100,648	1.3
135,800,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.070%, Exp. 03/17/17 Counterparty: JPMorgan Chase & Co.	639,323	0.3
57,300,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.923%, Exp. 03/16/17 Counterparty: Deutsche Bank AG	537,774	0.2
57,168,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.965%, Exp. 03/14/17 Counterparty: JPMorgan Chase & Co.	478,702	0.2
491,800,000	@	Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.9725%, Exp. 07/14/16 Counterparty: Barclays Bank PLC	67,729	0.0
			9,584,668	3.9

	Total Purchased Options
	(Cost $11,422,765)		10,460,145	4.3

	Total Long-Term Investments
	(Cost $259,765,110)		256,150,517	104.2

8

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Securities Lending Collateralcc: 0.1%
286,655	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $286,659, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $292,388, due 03/15/18-09/09/49)
	(Cost $286,655)	286,655	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
797,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $797,000)	797,000	0.3

	Total Short-Term Investments
	(Cost $1,083,655)	1,083,655	0.4

	Total Investments in Securities (Cost $260,848,765)	$257,234,172	104.6
	Liabilities in Excess of Other Assets	(11,374,449)	(4.6)
	Net Assets	$245,859,723	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $260,568,201.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,062,952
Gross Unrealized Depreciation	(14,396,981)

Net Unrealized Depreciation	$(3,334,029)

9

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 8.2%
17,104		Advance Auto Parts, Inc.	2,764,519	0.9
26,829		Carnival Corp.	1,185,842	0.4
6,644	@	Cavco Industries, Inc.	622,543	0.2
21,486	@	Century Communities, Inc.	372,567	0.1
82,693		ClubCorp Holdings, Inc.	1,075,009	0.4
13,240		Cooper Tire & Rubber Co.	394,817	0.1
66,438		CST Brands, Inc.	2,862,149	1.0
14,846		Culp, Inc.	410,195	0.1
22,403	L	Destination Maternity Corp.	131,730	0.0
12,007		Entercom Communications Corp.	162,935	0.1
200,657		Entravision Communications Corp.	1,348,415	0.5
53,339	@	Gray Television, Inc.	578,728	0.2
62,036		Honda Motor Co., Ltd. ADR	1,571,372	0.5
32,758	@	Malibu Boats, Inc.	395,717	0.1
20,233	@	MarineMax, Inc.	343,354	0.1
17,176		Mattel, Inc.	537,437	0.2
31,589		MCBC Holdings, Inc.	349,058	0.1
25,509	L	Peak Resorts, Inc.	116,321	0.0
20,660		Penske Auto Group, Inc.	649,964	0.2
12,371	L	Polaris Industries, Inc.	1,011,453	0.3
87,255		Pulte Group, Inc.	1,700,600	0.6
13,252		Ralph Lauren Corp.	1,187,644	0.4
19,512	@	Red Robin Gourmet Burgers, Inc.	925,454	0.3
23,724		Target Corp.	1,656,410	0.6
10,049	@	Tenneco, Inc.	468,384	0.2
16,467		Thor Industries, Inc.	1,066,073	0.4
19,606	@	Townsquare Media, Inc.	154,691	0.1
4,239		Tupperware Corp.	238,571	0.1
			24,281,952	8.2

		Consumer Staples: 5.8%
1,739	@	Boston Beer Co., Inc.	297,421	0.1
62,609		ConAgra Foods, Inc.	2,993,336	1.0
74,319		Flowers Foods, Inc.	1,393,481	0.5
29,218		General Mills, Inc.	2,083,828	0.7
39,816	@,L	Inventure Foods, Inc.	310,963	0.1
11,885		JM Smucker Co.	1,811,393	0.6
19,096		Kellogg Co.	1,559,189	0.5
8,172		Mead Johnson Nutrition Co.	741,609	0.3
58,577		Mondelez International, Inc.	2,665,839	0.9
64,236		Sysco Corp.	3,259,335	1.1
			17,116,394	5.8

		Energy: 10.4%
28,788		Aegean Marine Petroleum Network, Inc.	158,334	0.1
42,977		Anadarko Petroleum Corp.	2,288,525	0.8
54,744		Ardmore Shipping Corp.	370,617	0.1
10,675		Cimarex Energy Co.	1,273,741	0.4
10,331		Delek US Holdings, Inc.	136,472	0.0
76,872		Devon Energy Corp.	2,786,610	0.9
10,358	@	Dril-Quip, Inc.	605,218	0.2
15,840	@	Earthstone Energy, Inc.	170,755	0.1
51,592		EQT Corp.	3,994,769	1.4
19,219	L	Euronav NV	176,238	0.1
41,104	@	FMC Technologies, Inc.	1,096,244	0.4
21,811	@	Forum Energy Technologies, Inc.	377,548	0.1
87,628	L	Frank's International N.V.	1,280,245	0.4
45,188		Halliburton Co.	2,046,565	0.7
7,806	L	Helmerich & Payne, Inc.	524,017	0.2
160,725		Imperial Oil Ltd.	5,085,675	1.7
22,460	@	Matrix Service Co.	370,365	0.1
88,081		Noble Energy, Inc.	3,159,465	1.1
41,853		Occidental Petroleum Corp.	3,162,413	1.1
2,389	@	PDC Energy, Inc.	137,630	0.0
3,341		Pioneer Natural Resources Co.	505,193	0.2
74,988		Scorpio Tankers, Inc.	314,950	0.1
11,081	L	Spectra Energy Partners L.P.	522,802	0.2
16,799	@	Synergy Resources Corp.	111,881	0.0
			30,656,272	10.4

		Financials: 30.2%
16,672		Aflac, Inc.	1,203,052	0.4
48,165		Allied World Assurance Co. Holdings Ltd.	1,692,518	0.6
15,700		Allstate Corp.	1,098,215	0.4
9,893		Ameriprise Financial, Inc.	888,886	0.3
13,389		Apollo Commercial Real Estate Finance, Inc.	215,161	0.1
44,560	L	Ares Management L.P.	627,850	0.2
45,131		Armada Hoffler Properties, Inc.	620,100	0.2
25,747	@	Atlas Financial Holdings, Inc.	443,363	0.1
23,316		Bank of Hawaii Corp.	1,604,141	0.5
41,107		Bank of the Ozarks, Inc.	1,542,335	0.5
39,725		BankUnited, Inc.	1,220,352	0.4
62,434		BB&T Corp.	2,223,275	0.7
14,423		Blackstone Mortgage Trust, Inc.	399,084	0.1
59,281		Boston Private Financial Holdings, Inc.	698,330	0.2
9,402		Boston Properties, Inc.	1,240,124	0.4
50,999		Brown & Brown, Inc.	1,910,933	0.6
46,391		Capital Bank Financial Corp.	1,336,061	0.4
157,247		Capitol Federal Financial, Inc.	2,193,596	0.7
29,964		CareTrust REIT, Inc.	412,904	0.1
22,807		CBL & Associates Properties, Inc.	212,333	0.1
18,283		Chatham Lodging Trust	401,860	0.1
24,421		Chubb Ltd.	3,192,069	1.1
29,055		Comerica, Inc.	1,195,032	0.4

10

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
50,631		Commerce Bancshares, Inc.	2,425,225	0.8
50,229		Compass Diversified Trust	833,299	0.3
59,330		Corrections Corp. of America	2,077,737	0.7
13,865		CVB Financial Corp.	227,247	0.1
26,375		DiamondRock Hospitality Co.	238,166	0.1
3,024	@	Eagle Bancorp, Inc.	145,485	0.0
12,563		Easterly Government Properties, Inc.	247,868	0.1
57,805		Empire State Realty Trust, Inc.	1,097,717	0.4
15,841		Endurance Specialty Holdings Ltd.	1,063,882	0.4
3,160		EPR Properties	254,949	0.1
18,340	@	FCB Financial Holdings, Inc.	623,560	0.2
26,403	L	First Financial Bankshares, Inc.	865,754	0.3
18,002		First Industrial Realty Trust, Inc.	500,816	0.2
19,134		Franklin Resources, Inc.	638,502	0.2
4,482		Healthcare Realty Trust, Inc.	156,825	0.0
5,700		Home Bancshares, Inc.	112,803	0.0
98,521		Host Hotels & Resorts, Inc.	1,597,025	0.5
7,063		Infinity Property & Casualty Corp.	569,702	0.2
42,120		Invesco Ltd.	1,075,745	0.4
4,611		James River Group Holdings Ltd.	156,590	0.0
39,300		Kite Realty Group Trust	1,101,579	0.4
35,783		LegacyTexas Financial Group, Inc.	962,921	0.3
59,758		Lexington Realty Trust	604,153	0.2
18,977		M&T Bank Corp.	2,243,651	0.8
23,255	@	Markit Ltd.	758,113	0.3
33,835		Medical Properties Trust, Inc.	514,630	0.2
37,003		Metlife, Inc.	1,473,829	0.5
21,883		MFA Mortgage Investments, Inc.	159,089	0.0
45,139		MGM Growth Properties LLC	1,204,309	0.4
13,493		New Residential Investment Corp.	186,743	0.1
97,763		Northern Trust Corp.	6,477,776	2.2
29,055		Outfront Media, Inc.	702,259	0.2
19,598		PacWest Bancorp	779,608	0.3
112,754		Piedmont Office Realty Trust, Inc.	2,428,721	0.8
27,521		PNC Financial Services Group, Inc.	2,239,934	0.8
23,810		ProAssurance Corp.	1,275,025	0.4
4,512		Prosperity Bancshares, Inc.	230,067	0.1
26,637		Reinsurance Group of America, Inc.	2,583,523	0.9
7,700		Rexford Industrial Realty, Inc.	162,393	0.1
11,762		RLJ Lodging Trust	252,295	0.1
26,205		Sabra Healthcare REIT, Inc.	540,740	0.2
21,436		Southside Bancshares, Inc.	662,801	0.2
38,594		State Street Corp.	2,080,988	0.7
44,484		Summit Hotel Properties, Inc.	588,968	0.2
14,052		Sunstone Hotel Investors, Inc.	169,608	0.1
34,659		SunTrust Bank	1,423,792	0.5
19,147		T. Rowe Price Group, Inc.	1,397,157	0.5
19,445	@	Texas Capital Bancshares, Inc.	909,248	0.3
15,125		Torchmark Corp.	935,027	0.3
58,811		Two Harbors Investment Corp.	503,422	0.2
55,222		UMB Financial Corp.	2,938,363	1.0
58,698		Unum Group	1,866,009	0.6
21,068		Urstadt Biddle Properties, Inc.	522,065	0.2
15,620		Validus Holdings Ltd.	758,976	0.3
7,802		Washington Real Estate Investment Trust	245,451	0.1
4,852		Welltower, Inc.	369,577	0.1
42,531	L	Westamerica Bancorp.	2,095,077	0.7
125,801		Weyerhaeuser Co.	3,745,096	1.3
			89,573,454	30.2

		Health Care: 7.4%
42,682		Abbott Laboratories	1,677,829	0.6
23,360	@	AMN Healthcare Services, Inc.	933,699	0.3
49,401		Baxter International, Inc.	2,233,913	0.7
4,512		Becton Dickinson & Co.	765,190	0.3
23,626	@	Boston Scientific Corp.	552,140	0.2
11,936	@	Haemonetics Corp.	346,025	0.1
69,222	@	LifePoint Hospitals, Inc.	4,525,042	1.5
45,942	@	PharMerica Corp.	1,132,930	0.4
12,712	@	Providence Service Corp.	570,515	0.2
35,555		Quest Diagnostics, Inc.	2,894,532	1.0
16,637		STERIS PLC	1,143,794	0.4
8,455		Utah Medical Products, Inc.	532,665	0.2
37,517		Zimmer Biomet Holdings, Inc.	4,516,296	1.5
			21,824,570	7.4

		Industrials: 13.4%
12,307		Albany International Corp.	491,418	0.2
13,189		Apogee Enterprises, Inc.	611,310	0.2
25,611	@	Babcock & Wilcox Enterprises, Inc.	376,225	0.1
29,715		Brink's Co.	846,580	0.3
35,033	@	Clean Harbors, Inc.	1,825,570	0.6
19,203	@	Continental Building Products, Inc.	426,883	0.1
25,714	@	CSW Industrials, Inc.	838,533	0.3
102,270		CSX Corp.	2,667,202	0.9
3,856		Deluxe Corp.	255,923	0.1
24,691	@	DXP Enterprises, Inc.	368,637	0.1
8,846		Dynamic Materials Corp.	95,094	0.0
28,436		Emerson Electric Co.	1,483,222	0.5
1,187		EnerSys	70,591	0.0
16,627		EnPro Industries, Inc.	738,072	0.3

11

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
7,920		Global Brass & Copper Holdings, Inc.	216,137	0.1
27,733	@,L	GMS, Inc.	617,059	0.2
28,266		Graham Corp.	520,660	0.2
130,563	L	Heartland Express, Inc.	2,270,490	0.8
18,234		Hubbell, Inc.	1,923,140	0.6
11,674		Ingersoll-Rand PLC - Class A	743,400	0.3
71,612	@	Innerworkings, Inc.	592,231	0.2
114,641		Koninklijke Philips NV	2,847,267	1.0
5,412		MSC Industrial Direct Co.	381,871	0.1
13,884		Multi-Color Corp.	880,246	0.3
12,437	@	NCI Building Systems, Inc.	198,868	0.1
11,364	@	On Assignment, Inc.	419,900	0.1
27,769		Oshkosh Corp.	1,324,859	0.4
16,219		Parker Hannifin Corp.	1,752,463	0.6
48,052	@	PGT, Inc.	494,936	0.2
24,106		Raven Industries, Inc.	456,568	0.2
80,470		Republic Services, Inc.	4,128,916	1.4
9,838		Rockwell Automation, Inc.	1,129,599	0.4
50,132		Textron, Inc.	1,832,826	0.6
118,543		Tyco International Plc	5,049,932	1.7
4,842		Valmont Industries, Inc.	654,977	0.2
			39,531,605	13.4

		Information Technology: 8.0%
124,884		Applied Materials, Inc.	2,993,469	1.0
20,536	@	BroadSoft, Inc.	842,592	0.3
34,976		CSRA, Inc.	819,488	0.3
33,439		Cypress Semiconductor Corp.	352,781	0.1
75,238		EVERTEC, Inc.	1,169,199	0.4
95,573	@	Exar Corp.	769,363	0.3
10,217		Ingram Micro, Inc.	355,347	0.1
67,139	@	Keysight Technologies, Inc.	1,953,074	0.7
57,345	@	Kulicke & Soffa Industries, Inc.	697,889	0.2
21,579	L	Lam Research Corp.	1,813,931	0.6
74,974		Maxim Integrated Products	2,675,822	0.9
48,354		Mentor Graphics Corp.	1,028,006	0.3
39,326	@	Netscout Systems, Inc.	875,004	0.3
10,383	@	OSI Systems, Inc.	603,564	0.2
3,221	@	Polycom, Inc.	36,236	0.0
23,491	@	Semtech Corp.	560,495	0.2
43,837	@	Silicon Graphics International Corp.	220,500	0.1
38,677		TE Connectivity Ltd.	2,208,843	0.7
125,475		Teradyne, Inc.	2,470,603	0.8
72,941	@	VeriFone Holdings, Inc.	1,352,326	0.5
			23,798,532	8.0

		Materials: 4.7%
8,696		Bemis Co., Inc.	447,757	0.1
27,353	@	Berry Plastics Group, Inc.	1,062,664	0.4
3,467		Chase Corp.	204,796	0.1
7,461		Compass Minerals International, Inc.	553,532	0.2
121,551		Graphic Packaging Holding Co.	1,524,250	0.5
15,871		Innophos Holdings, Inc.	669,915	0.2
21,469		Innospec, Inc.	987,359	0.3
54,777		KapStone Paper and Packaging Corp.	712,649	0.2
20,363		Minerals Technologies, Inc.	1,156,618	0.4
123,181	@	Multi Packaging Solutions International Ltd.	1,644,466	0.6
10,075		Nucor Corp.	497,806	0.2
32,027		Sonoco Products Co.	1,590,461	0.5
76,583		WestRock Co.	2,976,781	1.0
			14,029,054	4.7

		Telecommunication Services: 0.7%
68,522		CenturyLink, Inc.	1,987,823	0.7

		Utilities: 7.9%
12,351		Allete, Inc.	798,245	0.3
35,389		Ameren Corp.	1,896,143	0.6
21,158		Atmos Energy Corp.	1,720,568	0.6
20,705		Consolidated Edison, Inc.	1,665,510	0.6
52,499		Edison International	4,077,597	1.4
7,971		El Paso Electric Co.	376,789	0.1
20,074		Eversource Energy	1,202,433	0.4
25,466		NorthWestern Corp.	1,606,141	0.5
57,432		PG&E Corp.	3,671,053	1.2
3,947		Portland General Electric Co.	174,142	0.0
2,607		Southwest Gas Corp.	205,197	0.1
33,548		Spire, Inc.	2,376,540	0.8
83,597		Xcel Energy, Inc.	3,743,474	1.3
			23,513,832	7.9

	Total Common Stock (Cost $271,187,177)		286,313,488	96.7

EXCHANGE-TRADED FUNDS: 1.8%
7,194		iShares Russell 2000 Value Index Fund	699,976	0.2
63,070		iShares Russell Midcap Value Index Fund	4,685,471	1.6

	Total Exchange-Traded Funds (Cost $4,980,381)		5,385,447	1.8

	Total Long-Term Investments (Cost $276,167,558)		291,698,935	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 2.5%
1,785,549	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,785,569, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,821,260, due 08/15/16-11/15/45)	1,785,549	0.6

12

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,785,549	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,785,572, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,821,260, due 07/15/16-09/20/65)	1,785,549	0.6
1,785,549	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,785,573, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,821,260, due 07/07/16-02/01/49)	1,785,549	0.6
1,785,549	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,785,571, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,821,260, due 03/15/18-09/09/49)	1,785,549	0.6
375,824	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $375,828, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $383,341, due 12/01/16-02/20/66)	375,824	0.1
		7,518,020	2.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
4,411,399	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $4,411,399)	4,411,399	1.5

	Total Short-Term Investments (Cost $11,929,419)	11,929,419	4.0

	Total Investments in Securities (Cost $288,096,977)	$303,628,354	102.5
	Liabilities in Excess of Other Assets	(7,338,555)	(2.5)
	Net Assets	$296,289,799	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $292,057,539.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,959,435
Gross Unrealized Depreciation	(16,388,620)

Net Unrealized Appreciation	$11,570,815

13

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Consumer Discretionary: 31.8%
2,790,684	@	AO World PLC	5,201,163	0.7
417,500	@	Bright Horizons Family Solutions, Inc.	27,684,425	3.5
570,000		Choice Hotels International, Inc.	27,143,400	3.4
200,000		ClubCorp Holdings, Inc.	2,600,000	0.3
264,000		Dick's Sporting Goods, Inc.	11,895,840	1.5
133,400		Interval Leisure Group, Inc.	2,121,060	0.3
761,383		Manchester United PLC - Class A	12,128,831	1.5
188,200		Marriott Vacations Worldwide Corp.	12,889,818	1.6
157,000		Morningstar, Inc.	12,839,460	1.6
280,845	@	Nord Anglia Education, Inc.	5,937,064	0.7
66,700	@	Panera Bread Co.	14,136,398	1.8
400,380	@	Penn National Gaming, Inc.	5,585,301	0.7
593,691	@	Pinnacle Entertainment, Inc.	6,578,096	0.8
213,000	@	Red Rock Resorts, Inc.	4,681,740	0.6
488,442	@	Under Armour, Inc.	17,779,289	2.2
477,500	@	Under Armour, Inc.	19,162,075	2.4
475,000		Vail Resorts, Inc.	65,659,250	8.2
			254,023,210	31.8

		Consumer Staples: 6.5%
189,500		Church & Dwight Co., Inc.	19,497,655	2.5
155,000	@	Performance Food Group Co.	4,171,050	0.5
500,000	@	Smart & Final Stores, Inc.	7,445,000	0.9
203,000	@	TreeHouse Foods, Inc.	20,837,950	2.6
			51,951,655	6.5

		Financials: 21.7%
17,500		Alexander's, Inc.	7,161,525	0.9
82,000		Alexandria Real Estate Equities, Inc.	8,488,640	1.1
115,000		American Assets Trust, Inc.	4,880,600	0.6
195,000	@	Arch Capital Group Ltd.	14,040,000	1.8
260,000		Artisan Partners Asset Management, Inc.	7,196,800	0.9
21,894	@	Bats Global Markets, Inc.	562,457	0.1
287,500		Carlyle Group L.P.	4,666,125	0.6
420,000		Cohen & Steers, Inc.	16,984,800	2.1
474,170		Douglas Emmett, Inc.	16,842,518	2.1
297,229		Financial Engines, Inc.	7,689,314	1.0
1,009,048		Gaming and Leisure Properties, Inc.	34,791,975	4.3
161,498		Moelis & Co.	3,633,705	0.4
208,000		MSCI, Inc. - Class A	16,040,960	2.0
160,000		Oaktree Capital Group, LLC	7,161,600	0.9
390,000		Primerica, Inc.	22,323,600	2.8
45,000		Virtu Financial, Inc.	810,000	0.1
			173,274,619	21.7

		Health Care: 9.1%
105,000		Bio-Techne Corp.	11,840,850	1.5
244,400	@	Idexx Laboratories, Inc.	22,694,984	2.8
708,053	@	Inovalon Holdings, Inc.	12,752,034	1.6
36,000	@	Mettler Toledo International, Inc.	13,137,120	1.7
47,008	@	Neogen Corp.	2,644,200	0.3
130,000		West Pharmaceutical Services, Inc.	9,864,400	1.2
			72,933,588	9.1

		Industrials: 4.5%
175,000		Air Lease Corp.	4,686,500	0.6
231,000	@	Middleby Corp.	26,622,750	3.3
100,000	@	Trex Co., Inc.	4,492,000	0.6
			35,801,250	4.5

		Information Technology: 23.5%
239,000	@	Ansys, Inc.	21,689,250	2.7
300,448	@	Benefitfocus, Inc.	11,453,078	1.4
376,900		Booz Allen Hamilton Holding Corp.	11,171,316	1.4
157,000	@	CoStar Group, Inc.	34,329,620	4.3
85,000		Factset Research Systems, Inc.	13,720,700	1.7
387,000	@	Gartner, Inc.	37,697,670	4.7
165,000	@	Guidewire Software, Inc.	10,190,400	1.3
36,907		Littelfuse, Inc.	4,362,038	0.5
400,000		MAXIMUS, Inc.	22,148,000	2.8
770,000		SS&C Technologies Holdings, Inc.	21,621,600	2.7
			188,383,672	23.5

		Materials: 1.7%
402,000	@	Caesarstone Ltd.	13,973,520	1.7

		Telecommunication Services: 1.0%
921,311	@	Iridium Communications, Inc.	8,181,242	1.0

	Total Common Stock (Cost $379,565,252)		798,522,756	99.8

SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
924,418		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
		(Cost $924,418)	924,418	0.1

	Total Short-Term Investments (Cost $924,418)		924,418	0.1

	Total Investments in Securities (Cost $380,489,670)		$799,447,174	99.9
	Assets in Excess of Other Liabilities		555,420	0.1
	Net Assets		$800,002,594	100.0

††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.

14

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Cost for federal income tax purposes is $388,418,836.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$427,605,964
Gross Unrealized Depreciation	(16,577,626)

Net Unrealized Appreciation	$411,028,338

15

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Consumer Discretionary: 13.9%
8,570		Advance Auto Parts, Inc.	1,385,169	0.4
51,727		ARAMARK Holdings Corp.	1,728,716	0.5
62,375		CBS Corp. - Class B	3,395,695	1.0
84,210		Coach, Inc.	3,430,715	1.0
125,417		Comcast Corp. – Class A	8,175,934	2.5
53,868		Delphi Automotive PLC	3,372,137	1.0
21,715		Expedia, Inc.	2,308,304	0.7
52,475		Johnson Controls, Inc.	2,322,544	0.7
78,390	@	Liberty Global PLC - Class C	2,245,874	0.7
9,780	@	Liberty Global PLC LILAC Group C	317,752	0.1
84,559		Lowe's Cos, Inc.	6,694,536	2.0
30,160		Marriott International, Inc.	2,004,434	0.6
13,605		McDonald's Corp.	1,637,226	0.5
67,737	@	Michaels Cos, Inc.	1,926,440	0.6
48,030		Newell Rubbermaid, Inc.	2,332,817	0.7
30,585		PVH Corp.	2,882,025	0.9
			46,160,318	13.9

		Consumer Staples: 7.5%
59,756		CVS Health Corp.	5,721,039	1.7
18,470		Diageo PLC ADR	2,084,894	0.7
38,610		Kroger Co.	1,420,462	0.4
65,673		PepsiCo, Inc.	6,957,398	2.1
43,190		Philip Morris International, Inc.	4,393,287	1.3
51,927		Walgreens Boots Alliance, Inc.	4,323,961	1.3
			24,901,041	7.5

		Energy: 7.5%
142,997		Canadian Natural Resources Ltd.	4,408,598	1.3
47,321		Chevron Corp.	4,960,661	1.5
49,817		ConocoPhillips	2,172,021	0.7
22,035		EQT Corp.	1,706,170	0.5
69,495		Exxon Mobil Corp.	6,514,461	2.0
44,900		Noble Energy, Inc.	1,610,563	0.5
2,838		PrairieSky Royalty Ltd.	53,008	0.0
41,250		Schlumberger Ltd.	3,262,050	1.0
			24,687,532	7.5

		Financials: 17.3%
36,155		American Tower Corp.	4,107,570	1.2
30,738		Aon PLC	3,357,512	1.0
73,196		Bank of New York Mellon Corp.	2,843,665	0.9
65,292	@	Berkshire Hathaway, Inc. – Class B	9,453,629	2.8
14,374		Blackrock, Inc.	4,923,526	1.5
48,026	@	CBRE Group, Inc.	1,271,728	0.4
204,336		Citigroup, Inc.	8,661,803	2.6
24,925		Invesco Ltd.	636,584	0.2
132,063		JPMorgan Chase & Co.	8,206,395	2.5
219,335		Morgan Stanley	5,698,323	1.7
30,755		S&P Global, Inc.	3,298,781	1.0
105,080		Wells Fargo & Co.	4,973,436	1.5
			57,432,952	17.3

		Health Care: 16.7%
133,795		Abbott Laboratories	5,259,481	1.6
15,655	@	Alexion Pharmaceuticals, Inc.	1,827,878	0.6
5,870	@	Allergan plc	1,356,498	0.4
22,260		Anthem, Inc.	2,923,628	0.9
13,330	@	Biogen, Inc.	3,223,461	1.0
25,529		Cardinal Health, Inc.	1,991,517	0.6
41,874	@	Celgene Corp.	4,130,033	1.2
6,208		Cigna Corp.	794,562	0.2
15,651		Cooper Cos., Inc.	2,685,242	0.8
77,864		Johnson & Johnson	9,444,903	2.8
94,578		Medtronic PLC	8,206,533	2.5
233,770		Pfizer, Inc.	8,231,042	2.5
13,641	@	Vertex Pharmaceuticals, Inc.	1,173,399	0.4
34,345		Zimmer Biomet Holdings, Inc.	4,134,451	1.2
			55,382,628	16.7

		Industrials: 8.3%
17,673		Dun & Bradstreet Corp.	2,153,278	0.7
35,807		Eaton Corp. PLC	2,138,752	0.6
29,281		FedEx Corp.	4,444,270	1.3
178,655		General Electric Co.	5,624,060	1.7
55,827		Honeywell International, Inc.	6,493,797	2.0
125,725		Nielsen NV	6,533,928	2.0
			27,388,085	8.3

		Information Technology: 19.5%
177,455		Activision Blizzard, Inc.	7,032,542	2.1
5,723	@	Alphabet, Inc. - Class A	4,026,302	1.2
13,254	@	Alphabet, Inc. - Class C	9,173,093	2.8
98,066		Apple, Inc.	9,375,110	2.8
21,261		Broadcom Ltd.	3,303,959	1.0
38,099	@	Electronic Arts, Inc.	2,886,380	0.9
58,010	@	Facebook, Inc.	6,629,383	2.0
35,170		Fidelity National Information Services, Inc.	2,591,326	0.8
16,466		Intuit, Inc.	1,837,770	0.5
46,321		Mastercard, Inc.	4,079,027	1.2
165,660		Microsoft Corp.	8,476,822	2.6
7,645	@	Palo Alto Networks, Inc.	937,583	0.3
54,765		Qualcomm, Inc.	2,933,761	0.9
21,038		Skyworks Solutions, Inc.	1,331,285	0.4
			64,614,343	19.5

		Materials: 0.6%
19,305		Monsanto Co.	1,996,330	0.6

		Telecommunication Services: 3.2%
187,827		Verizon Communications, Inc.	10,488,260	3.2

		Utilities: 1.4%
17,730		DTE Energy Co.	1,757,398	0.5
38,571		Edison International	2,995,809	0.9
			4,753,207	1.4

	Total Common Stock (Cost $282,621,935)		317,804,696	95.9

16

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Materials: –%
649,000	SINO Forest Corp. Escrow, 08/01/16	–	–

	Total Corporate Bonds/Notes (Cost $–)	–	–

	Total Investments in Securities (Cost $282,621,935)	$317,804,696	95.9
	Assets in Excess of Other Liabilities	13,485,042	4.1
	Net Assets	$331,289,738	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $283,250,784.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$42,144,668
Gross Unrealized Depreciation	(7,590,756)

Net Unrealized Appreciation	$34,553,912

17

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 10.2%
63,000		AMC Entertainment Holdings, Inc.	1,739,430	0.9
31,350		CalAtlantic Group, Inc.	1,150,858	0.6
23,500		Childrens Place Retail Stores, Inc.	1,884,230	0.9
15,806	@	Cooper-Standard Holding, Inc.	1,248,516	0.6
80,000	@	Express, Inc.	1,160,800	0.6
56,000		Finish Line, Inc.	1,130,640	0.6
16,400	@	Helen of Troy Ltd.	1,686,576	0.8
88,000	@	Nord Anglia Education, Inc.	1,860,320	0.9
121,000	@	Penn National Gaming, Inc.	1,687,950	0.8
21,000	@	Red Robin Gourmet Burgers, Inc.	996,030	0.5
119,000	@	Sequential Brands Group, Inc.	949,620	0.5
49,450		Sinclair Broadcast Group, Inc.	1,476,577	0.7
28,500	@	Tenneco, Inc.	1,328,385	0.6
74,457		Tower International, Inc.	1,532,325	0.8
107,000	@	Travelcenters of America LLC	873,120	0.4
			20,705,377	10.2

		Consumer Staples: 4.4%
128,000	@	Darling International, Inc.	1,907,200	0.9
54,000	@	Performance Food Group Co.	1,453,140	0.7
26,500	@	Post Holdings, Inc.	2,191,285	1.1
11,000		Sanderson Farms, Inc.	953,040	0.5
23,500	@	TreeHouse Foods, Inc.	2,412,275	1.2
			8,916,940	4.4

		Energy: 5.7%
90,000		Aegean Marine Petroleum Network, Inc.	495,000	0.2
37,000	@	Carrizo Oil & Gas, Inc.	1,326,450	0.7
102,000	@	Matador Resources Co.	2,019,600	1.0
76,000	@	Parsley Energy, Inc.	2,056,560	1.0
85,000		Patterson-UTI Energy, Inc.	1,812,200	0.9
25,300	@	PDC Energy, Inc.	1,457,533	0.7
68,000		Rowan Companies PLC	1,200,880	0.6
210,000		Teekay Tankers Ltd.	625,800	0.3
67,000	@	Whiting Petroleum Corp.	620,420	0.3
			11,614,443	5.7

		Financials: 35.1%
63,000		American Assets Trust, Inc.	2,673,720	1.3
86,000		American Equity Investment Life Holding Co.	1,225,500	0.6
59,000		Ameris Bancorp.	1,752,300	0.8
45,500		Amerisafe, Inc.	2,785,510	1.4
64,000		Amtrust Financial Services, Inc.	1,568,000	0.8
52,800		Argo Group International Holdings Ltd.	2,740,320	1.3
47,000		Bank of the Ozarks, Inc.	1,763,440	0.9
105,000		Brandywine Realty Trust	1,764,000	0.9
44,000		Cathay General Bancorp.	1,240,800	0.6
58,000		Chesapeake Lodging Trust	1,348,500	0.7
66,300		CNO Financial Group, Inc.	1,157,598	0.6
68,000		Community Bank System, Inc.	2,794,120	1.4
70,000		CubeSmart	2,161,600	1.1
71,000	@	Customers Bancorp, Inc.	1,784,230	0.9
123,000		EverBank Financial Corp.	1,827,780	0.9
36,900		First American Financial Corp.	1,484,118	0.7
101,000		First Industrial Realty Trust, Inc.	2,809,820	1.4
105,000		FirstMerit Corp.	2,128,350	1.0
47,500		Highwoods Properties, Inc.	2,508,000	1.2
54,500		Independent Bank Corp.	2,490,650	1.2
17,000		Kilroy Realty Corp.	1,126,930	0.5
61,000		LaSalle Hotel Properties	1,438,380	0.7
74,500		Mack-Cali Realty Corp.	2,011,500	1.0
141,000	@	MGIC Investment Corp.	838,950	0.4
28,500		Physicians Realty Trust	598,785	0.3
45,000		PrivateBancorp, Inc.	1,981,350	1.0
33,000		Prosperity Bancshares, Inc.	1,682,670	0.8
17,500		PS Business Parks, Inc.	1,856,400	0.9
80,000		Renasant Corp.	2,586,400	1.3
78,000		Sandy Spring Bancorp, Inc.	2,266,680	1.1
160,000		Sterling Bancorp/DE	2,512,000	1.2
26,000		Sun Communities, Inc.	1,992,640	1.0
40,000		TriplePoint Venture Growth BDC Corp.	423,600	0.2
65,000		Umpqua Holdings Corp.	1,005,550	0.5
87,000		Union Bankshares Corp.	2,149,770	1.0
82,000		Virtu Financial, Inc.	1,476,000	0.7
76,000	@	Western Alliance Bancorp.	2,481,400	1.2
171,000		Wilshire Bancorp., Inc.	1,781,820	0.9
26,500		Wintrust Financial Corp.	1,351,500	0.7
			71,570,681	35.1

		Health Care: 5.3%
25,900	@	Amsurg Corp.	2,008,286	1.0
52,000	@	Catalent, Inc.	1,195,480	0.6
56,000	@	Globus Medical Inc	1,334,480	0.7
33,500	@	LHC Group, Inc.	1,449,880	0.7
10,500	@	LifePoint Hospitals, Inc.	686,385	0.3
20,500	@	Parexel International Corp.	1,289,040	0.6
40,500	@	VCA, Inc.	2,738,205	1.4
			10,701,756	5.3

		Industrials: 13.3%
58,500		ABM Industries, Inc.	2,134,080	1.0
43,500		Barnes Group, Inc.	1,440,720	0.7

18

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
47,000	@	Beacon Roofing Supply, Inc.	2,137,090	1.0
20,000		Curtiss-Wright Corp.	1,685,000	0.8
37,000		Deluxe Corp.	2,455,690	1.2
45,000		EMCOR Group, Inc.	2,216,700	1.1
47,000		Franklin Electric Co., Inc.	1,553,350	0.8
33,000		Granite Construction, Inc.	1,503,150	0.7
53,000		Joy Global, Inc.	1,120,420	0.6
100,000	@	Mastec, Inc.	2,232,000	1.1
103,460	@	Neff Corp.	1,130,818	0.6
37,700		Oshkosh Corp.	1,798,667	0.9
65,000		Skywest, Inc.	1,719,900	0.8
37,000	@	Spirit Airlines, Inc.	1,660,190	0.8
72,000		Steelcase, Inc.	977,040	0.5
56,500	@	Swift Transportation Co.	870,665	0.4
44,000	@	Wabash National Corp.	558,800	0.3
			27,194,280	13.3

		Information Technology: 11.3%
57,000	@	AVG Technologies	1,082,430	0.5
47,500	@	Cirrus Logic, Inc.	1,842,525	0.9
183,000		Cypress Semiconductor Corp.	1,930,650	1.0
13,000		Ebix, Inc.	622,700	0.3
48,000	@	Fabrinet	1,781,760	0.9
89,000	@	Finisar Corp.	1,558,390	0.8
73,500	@	Formfactor, Inc.	660,765	0.3
90,000	@	II-VI, Inc.	1,688,400	0.8
71,000	@	Integrated Device Technology, Inc.	1,429,230	0.7
140,000	@	Kulicke & Soffa Industries, Inc.	1,703,800	0.8
195,000	@	Oclaro, Inc.	951,600	0.5
17,042	@	Rogers Corp.	1,041,266	0.5
31,500		Science Applications International Corp.	1,838,025	0.9
32,000	@	Super Micro Computer, Inc.	795,200	0.4
19,500		SYNNEX Corp.	1,848,990	0.9
27,500	@	Take-Two Interactive Software, Inc.	1,042,800	0.5
75,000		United States Steel Corp.	1,264,500	0.6
			23,083,031	11.3

		Materials: 6.1%
42,500		Cabot Corp.	1,940,550	0.9
38,500		Carpenter Technology Corp.	1,267,805	0.6
274,000		Hecla Mining Co.	1,397,400	0.7
54,000		Materion Corp.	1,337,040	0.7
32,000		Neenah Paper, Inc.	2,315,840	1.1
68,200		Olin Corp.	1,694,088	0.8
61,000		Orion Engineered Carbons SA	969,290	0.5
25,500	@	US Concrete Inc.	1,553,205	0.8
			12,475,218	6.1

		Utilities: 6.5%
61,500		Avista Corp.	2,755,200	1.4
21,200		Black Hills Corp.	1,336,448	0.7
64,000		New Jersey Resources Corp.	2,467,200	1.2
19,000		ONE Gas, Inc.	1,265,210	0.6
79,500		South Jersey Industries, Inc.	2,513,790	1.2
37,500		Southwest Gas Corp.	2,951,625	1.4
			13,289,473	6.5

	Total Common Stock (Cost $175,127,324)		199,551,199	97.9

SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 1.6%
3,317,772		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
		(Cost $3,317,772)	3,317,772	1.6

	Total Short-Term Investments (Cost $3,317,772)		3,317,772	1.6

	Total Investments in Securities (Cost $178,445,096)		$202,868,971	99.5
	Assets in Excess of Other Liabilities		985,776	0.5
	Net Assets		$203,854,747	100.0

††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.

Cost for federal income tax purposes is $178,793,788.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,185,500
Gross Unrealized Depreciation	(9,110,317)

Net Unrealized Appreciation	$24,075,183

19

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 14.5%
9,923		Advance Auto Parts, Inc.	1,603,855	0.3
277,936		Carnival Corp.	12,284,771	2.5
47,404		CBS Corp. - Class B	2,580,674	0.5
13,907	@	Charter Communications, Inc.	3,179,696	0.7
143,121		Comcast Corp. – Class A	9,330,058	1.9
284,472		General Motors Co.	8,050,558	1.6
216,778		Johnson Controls, Inc.	9,594,594	1.9
93,299		Kohl's Corp.	3,537,898	0.7
52,433		Mattel, Inc.	1,640,629	0.3
80,297		Target Corp.	5,606,337	1.1
32,993		Time Warner, Inc.	2,426,305	0.5
214,764		Twenty-First Century Fox, Inc. - Class B	5,852,319	1.2
158,337		Viacom, Inc. - Class B	6,566,235	1.3
			72,253,929	14.5

		Consumer Staples: 3.1%
55,013		Coca-Cola Co.	2,493,739	0.5
24,012		CVS Health Corp.	2,298,909	0.5
42,801		Mondelez International, Inc.	1,947,874	0.4
67,004		Unilever NV ADR	3,145,168	0.6
78,009		Wal-Mart Stores, Inc.	5,696,217	1.1
			15,581,907	3.1

		Energy: 16.7%
267,221	L	BP PLC ADR	9,489,018	1.9
145,252		Canadian Natural Resources Ltd.	4,481,400	0.9
86,601		Chevron Corp.	9,078,383	1.8
202,392		Devon Energy Corp.	7,336,710	1.5
127,163		Halliburton Co.	5,759,212	1.2
106,980		Hess Corp.	6,429,498	1.3
145,262		Marathon Oil Corp.	2,180,383	0.4
11,052		Noble Corp. PLC	91,068	0.0
67,977		Occidental Petroleum Corp.	5,136,342	1.0
2,981	L	PrairieSky Royalty Ltd.	56,577	0.0
245,419		QEP Resources, Inc.	4,326,737	0.9
203,356		Royal Dutch Shell PLC - Class A ADR	11,229,318	2.2
423,329		Suncor Energy, Inc.	11,738,913	2.4
1,054,019	@	Weatherford International PLC	5,849,805	1.2
			83,183,364	16.7

		Financials: 28.3%
104,701		Aflac, Inc.	7,555,224	1.5
100,213		American International Group, Inc.	5,300,266	1.1
104,712		Allstate Corp.	7,324,605	1.5
378,783	@	Ally Financial, Inc.	6,465,826	1.3
1,017,145		Bank of America Corp.	13,497,514	2.7
143,176		Bank of New York Mellon Corp.	5,562,388	1.1
528,402		Citigroup, Inc.	22,398,961	4.5
177,637		Citizens Financial Group, Inc.	3,549,187	0.7
382,492		Fifth Third Bancorp	6,728,034	1.3
28,997		Goldman Sachs Group, Inc.	4,308,374	0.9
298,562		JPMorgan Chase & Co.	18,552,643	3.7
176,692		Metlife, Inc.	7,037,642	1.4
256,700		Morgan Stanley	6,669,066	1.3
99,621		PNC Financial Services Group, Inc.	8,108,153	1.6
126,763		State Street Corp.	6,835,061	1.4
50,616		US Bancorp	2,041,343	0.4
200,609		Wells Fargo & Co.	9,494,824	1.9
			141,429,111	28.3

		Health Care: 11.0%
57,738		AbbVie, Inc.	3,574,560	0.7
40,468		Anthem, Inc.	5,315,067	1.1
17,941	@	Biogen, Inc.	4,338,493	0.9
52,783	@	Express Scripts Holding Co.	4,000,951	0.8
14,136	@	Gilead Sciences, Inc.	1,176,432	0.2
52,411		Medtronic PLC	4,547,702	0.9
137,438		Merck & Co., Inc.	7,917,803	1.6
62,413		Novartis AG	5,151,478	1.0
315,485		Pfizer, Inc.	11,108,227	2.2
191,303		Sanofi ADR	8,006,031	1.6
			55,136,744	11.0

		Industrials: 6.2%
113,824		Caterpillar, Inc.	8,628,998	1.7
105,429		Emerson Electric Co.	5,499,177	1.1
238,228		General Electric Co.	7,499,417	1.5
51,137		Ingersoll-Rand PLC - Class A	3,256,404	0.7
167,877		Textron, Inc.	6,137,583	1.2
			31,021,579	6.2

		Information Technology: 12.1%
461,056		Cisco Systems, Inc.	13,227,697	2.7
42,321	@	Citrix Systems, Inc.	3,389,489	0.7
286,936	@	eBay, Inc.	6,717,172	1.3
217,910		HP, Inc.	2,734,770	0.5
242,260		Intel Corp.	7,946,128	1.6
150,439		Microsoft Corp.	7,697,964	1.5
299,351		NetApp, Inc.	7,361,041	1.5
91,995	@	PayPal Holdings, Inc.	3,358,737	0.7
9,742		Qualcomm, Inc.	521,879	0.1
284,915		Symantec Corp.	5,852,154	1.2
39,702	@	Yahoo!, Inc.	1,491,207	0.3
			60,298,238	12.1

		Materials: 2.2%
496,755		Alcoa, Inc.	4,604,919	0.9
85,215		CF Industries Holdings, Inc.	2,053,682	0.4
108,867		International Paper Co.	4,613,783	0.9
			11,272,384	2.2

		Telecommunication Services: 1.4%
871,943		Frontier Communications Corp.	4,307,398	0.9
822,610		Vodafone Group PLC	2,508,035	0.5
			6,815,433	1.4

		Utilities: 0.9%
68,321		FirstEnergy Corp.	2,385,086	0.5

20

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
33,123	PG&E Corp.	2,117,222	0.4
		4,502,308	0.9

	Total Common Stock (Cost $455,846,876)	481,494,997	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc: 1.9%
2,252,351	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $2,252,376, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,297,398, due 08/15/16-11/15/45)	2,252,351	0.5
2,252,351	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,252,380, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,297,398, due 07/15/16-09/20/65)	2,252,351	0.4
2,252,351	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,252,382, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,297,398, due 07/07/16-02/01/49)	2,252,351	0.5
2,252,351	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $2,252,379, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $2,297,398, due 03/15/18-09/09/49)	2,252,351	0.4
473,976	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $473,981, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $483,456, due 12/01/16-02/20/66)	473,976	0.1
		9,483,380	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
12,330,658	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $12,330,658)	12,330,658	2.5

	Total Short-Term Investments (Cost $21,814,038)	21,814,038	4.4

	Total Investments in Securities (Cost $477,660,914)	$503,309,035	100.8
	Liabilities in Excess of Other Assets	(4,168,699)	(0.8)
	Net Assets	$499,140,336	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $487,670,444.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$57,572,146
Gross Unrealized Depreciation	(41,933,555)

Net Unrealized Appreciation	$15,638,591

21

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.5%
		Consumer Discretionary: 5.7%
461,863		Carnival Corp.	20,414,345	1.2
63,511		CBS Corp. - Class B	3,457,539	0.2
38,914	@	Charter Communications, Inc.	8,897,297	0.5
274,699		Comcast Corp. – Class A	17,907,628	1.1
300,680		General Motors Co.	8,509,244	0.5
1,474,021		Kingfisher PLC	6,331,077	0.4
214,704		Target Corp.	14,990,633	0.9
189,375		Thomson Reuters Corp.	7,661,776	0.4
126,738		Time Warner, Inc.	9,320,312	0.5
			97,489,851	5.7

		Consumer Staples: 3.8%
198,606		Archer-Daniels-Midland Co.	8,518,211	0.5
339,243		Mondelez International, Inc.	15,438,949	0.9
148,286		Philip Morris International, Inc.	15,083,652	0.9
162,359		Sysco Corp.	8,238,096	0.5
217,405		Walgreens Boots Alliance, Inc.	18,103,314	1.0
			65,382,222	3.8

		Energy: 8.7%
470,614		Apache Corp.	26,199,081	1.5
336,020		Baker Hughes, Inc.	15,164,583	0.9
551,492		Canadian Natural Resources Ltd.	17,014,955	1.0
555,175		Devon Energy Corp.	20,125,094	1.2
131,662		Exxon Mobil Corp.	12,341,996	0.7
170,719		Occidental Petroleum Corp.	12,899,528	0.7
907,399		Royal Dutch Shell PLC - Class A	24,921,989	1.5
286,582		Total S.A.	13,743,392	0.8
1,133,410	@	Weatherford International PLC	6,290,425	0.4
			148,701,043	8.7

		Financials: 18.7%
130,069		Aon PLC	14,207,437	0.8
2,187,983		Bank of America Corp.	29,034,534	1.7
268,923		BB&T Corp.	9,576,348	0.6
388,414		Charles Schwab Corp.	9,830,758	0.6
1,074,908		Citigroup, Inc.	45,565,350	2.7
878,835		Citizens Financial Group, Inc.	17,559,123	1.0
81,873		CME Group, Inc.	7,974,430	0.5
255,572		Comerica, Inc.	10,511,676	0.6
761,324		Fifth Third Bancorp	13,391,689	0.8
643,684		First Horizon National Corp.	8,869,966	0.5
72,497		Goldman Sachs Group, Inc.	10,771,604	0.6
806,099		JPMorgan Chase & Co.	50,090,992	3.0
157,980		Marsh & McLennan Cos., Inc.	10,815,311	0.6
898,920		Morgan Stanley	23,353,942	1.4
179,237		Northern Trust Corp.	11,876,244	0.7
236,014		PNC Financial Services Group, Inc.	19,209,180	1.1
249,463		State Street Corp.	13,451,045	0.8
88,563		Willis Towers Watson PLC	11,009,267	0.7
			317,098,896	18.7

		Health Care: 9.0%
78,678		Amgen, Inc.	11,970,858	0.7
67,737		Anthem, Inc.	8,896,577	0.5
289,949		Baxter International, Inc.	13,111,494	0.8
158,864		Eli Lilly & Co.	12,510,540	0.7
117,527	@	Express Scripts Holding Co.	8,908,547	0.5
208,229		Medtronic PLC	18,068,030	1.1
410,356		Merck & Co., Inc.	23,640,609	1.4
149,289		Novartis AG	12,322,098	0.7
598,785		Pfizer, Inc.	21,083,220	1.3
139,740		Sanofi	11,610,031	0.7
71,357		UnitedHealth Group, Inc.	10,075,608	0.6
			152,197,612	9.0

		Industrials: 5.3%
152,625		Caterpillar, Inc.	11,570,501	0.7
442,332		CSX Corp.	11,536,018	0.7
105,503		General Dynamics Corp.	14,690,238	0.9
861,162		General Electric Co.	27,109,380	1.6
175,128		Ingersoll-Rand PLC - Class A	11,152,151	0.6
316,290		Tyco International Plc	13,473,954	0.8
			89,532,242	5.3

		Information Technology: 8.8%
660,020		Applied Materials, Inc.	15,820,679	0.9
673,663		Cisco Systems, Inc.	19,327,392	1.1
140,288	@	Citrix Systems, Inc.	11,235,666	0.7
463,384	@	eBay, Inc.	10,847,820	0.6
455,958		Intel Corp.	14,955,422	0.9
560,762		Juniper Networks, Inc.	12,611,537	0.7
306,206		Microsoft Corp.	15,668,561	0.9
548,627		Oracle Corp.	22,455,303	1.3
306,949	@	PayPal Holdings, Inc.	11,206,708	0.7
304,686		Qualcomm, Inc.	16,322,029	1.0
			150,451,117	8.8

		Materials: 0.7%
24,258	L	Agrium, Inc.	2,193,408	0.1
399,131		Mosaic Co.	10,449,250	0.6
			12,642,658	0.7

		Telecommunication Services: 1.7%
195,145		Orange SA	3,173,170	0.2
872,969		Koninklijke KPN NV	3,111,657	0.2
198,109		Verizon Communications, Inc.	11,062,407	0.7
349,853	L	Vodafone Group PLC ADR	10,806,959	0.6
			28,154,193	1.7

		Utilities: 1.1%
222,547		FirstEnergy Corp.	7,769,116	0.5

22

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
162,412		PG&E Corp.	10,381,375	0.6
			18,150,491	1.1

	Total Common Stock (Cost $1,065,710,482)		1,079,800,325	63.5

PREFERRED STOCK: 1.1%
		Energy: 0.4%
140,612	@,P	El Paso Energy Capital Trust I	7,071,378	0.4

		Financials: 0.7%
68,900	@	AMG Capital Trust II	3,780,887	0.2
56,155	@	Keycorp	7,524,770	0.5
4,467	@,P	State Street Corp.	125,925	0.0
4,000	@,P	Wells Fargo & Co.	110,360	0.0
			11,541,942	0.7

	Total Preferred Stock (Cost $16,606,816)		18,613,320	1.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.8%
		Basic Materials: 0.2%
1,320,000		Eastman Chemical Co., 2.700%, 01/15/20	1,358,796	0.1
195,000		International Paper Co., 6.000%, 11/15/41	232,071	0.0
315,000		Monsanto Co., 2.125%, 07/15/19	318,650	0.0
770,000	#	Montell Finance Co. BV, 8.100%, 03/15/27	1,025,175	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	190,927	0.0
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	402,772	0.0
			3,528,391	0.2

		Communications: 2.5%
225,000		America Movil S.A.B de CV, 2.375%, 09/08/16	225,689	0.0
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	462,996	0.0
466,000		AT&T, Inc., 3.400%, 05/15/25	477,788	0.0
837,000		AT&T, Inc., 3.000%, 06/30/22	858,400	0.1
505,000		AT&T, Inc., 3.800%, 03/15/22	538,658	0.0
747,000		AT&T, Inc., 4.500%, 05/15/35	765,717	0.0
1,300,000		AT&T, Inc., 4.800%, 06/15/44	1,344,551	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/42	3,198,005	0.2
101,000		AT&T, Inc., 5.350%, 09/01/40	110,936	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	316,793	0.0
365,000		British Telecommunications PLC, 1.250%, 02/14/17	365,152	0.0
1,635,000	#	Charter Communications Operating LLC, 4.464%, 07/23/22	1,762,644	0.1
2,421,000		Ciena Corp., 4.000%, 12/15/20	3,035,329	0.2
1,019,000		Comcast Corp., 5.700%, 05/15/18	1,107,338	0.1
135,000		Comcast Corp., 6.450%, 03/15/37	186,217	0.0
340,000	#	Cox Communications, Inc., 4.700%, 12/15/42	303,290	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,466,980	0.1
2,700,000	#	Crown Castle Towers, LLC, 4.883%, 08/15/20	2,946,462	0.2
435,000	#	Crown Castle Towers, LLC, 6.113%, 01/15/40	484,332	0.0
1,576,000		FireEye, Inc., 1.000%, 06/01/35	1,437,115	0.1
1,576,000		FireEye, Inc., 1.625%, 06/01/35	1,397,715	0.1
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	287,043	0.0
4,912,000		JDS Uniphase Corp., 0.625%, 08/15/33	4,810,690	0.3
932,686		Liberty Interactive LLC, 0.750%, 03/30/43	1,044,792	0.1
9,559,000		Liberty Media Corp., 1.375%, 10/15/23	9,541,077	0.6
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	141,769	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	280,179	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	438,043	0.0
370,000		Telefonica Emisones SAU, 7.045%, 06/20/36	476,721	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/34	553,666	0.0
1,058,000		Verizon Communications, Inc., 4.522%, 09/15/48	1,097,539	0.1
467,000		Verizon Communications, Inc., 5.012%, 08/21/54	498,101	0.0
745,000		Verizon Communications, Inc., 5.150%, 09/15/23	869,313	0.1
			42,831,040	2.5

		Consumer, Cyclical: 1.6%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	2,851,821	0.2
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	429,936	0.0
689,611		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/26	718,057	0.0
510,000		AutoZone, Inc., 3.125%, 04/21/26	524,024	0.0
982,000	#	BMW US Capital LLC, 2.000%, 04/11/21	995,520	0.1
775,000		Cintas Corp. No 2, 6.125%, 12/01/17	829,850	0.1
358,018		Continental Airlines 2009-1 Pass Through Trust, 9.000%, 01/08/18	358,465	0.0

23

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
216,817		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	231,127	0.0
340,938		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 10/11/25	360,968	0.0
620,000		CVS Health Corp., 3.375%, 08/12/24	660,376	0.0
610,280		CVS Pass-Through Trust, 6.036%, 12/10/28	693,841	0.0
137,041		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/20	146,634	0.0
595,000		Dollar General Corp., 3.250%, 04/15/23	618,702	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	373,765	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	1,134,893	0.1
563,000		General Motors Co., 6.600%, 04/01/36	647,759	0.0
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	776,912	0.1
896,000		Home Depot, Inc./The, 2.000%, 04/01/21	920,970	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	560,063	0.0
305,000		Newell Rubbermaid, Inc., 5.500%, 04/01/46	363,967	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/34	1,356,267	0.1
594,000		Ross Stores, Inc., 3.375%, 09/15/24	621,622	0.0
422,000		Target Corp., 2.900%, 01/15/22	448,496	0.0
2,190,000		Target Corp., 5.875%, 07/15/16	2,192,799	0.1
825,000	L	Tupperware Brands Corp., 4.750%, 06/01/21	888,414	0.1
859,249		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/28	909,730	0.1
1,242,982	#	Virgin Australia 2013-1A Trust, 5.000%, 04/23/25	1,285,057	0.1
389,000		Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	396,081	0.0
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,050,014	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	776,320	0.1
3,415,000	+	Wal-Mart Stores, Inc., 5.524%, 06/01/17	3,564,372	0.2
135,000		Wyndham Worldwide Corp., 2.950%, 03/01/17	136,150	0.0
			27,822,972	1.6

		Consumer, Non-cyclical: 3.8%
3,300,000		AbbVie, Inc., 1.750%, 11/06/17	3,320,625	0.2
1,137,000		AbbVie, Inc., 4.500%, 05/14/35	1,189,797	0.1
1,455,000		Actavis Funding SCS, 1.850%, 03/01/17	1,460,178	0.1
985,000		Actavis Funding SCS, 4.850%, 06/15/44	1,042,031	0.1
476,000		Aetna, Inc., 4.375%, 06/15/46	494,857	0.0
610,000		Aetna, Inc., 3.950%, 09/01/20	655,404	0.0
952,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	987,561	0.1
871,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	917,681	0.1
1,475,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	1,664,852	0.1
1,646,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,936,045	0.1
981,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	1,025,283	0.1
507,000		Becton Dickinson & Co., 2.675%, 12/15/19	521,894	0.0
530,000		Becton Dickinson and Co., 1.750%, 11/08/16	531,264	0.0
715,000		Becton Dickinson and Co., 3.875%, 05/15/24	779,777	0.1
435,000		Becton Dickinson and Co., 4.875%, 05/15/44	503,676	0.0
3,611,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	4,193,274	0.3
4,224,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	4,142,160	0.2
1,445,000		Celgene Corp., 4.625%, 05/15/44	1,494,850	0.1
325,000		Celgene Corp., 4.000%, 08/15/23	350,740	0.0
260,000		Celgene Corp., 5.000%, 08/15/45	287,676	0.0
750,000		Coca-Cola Co., 1.800%, 09/01/16	751,396	0.1
240,000		Corn Products International, Inc., 6.625%, 04/15/37	302,766	0.0
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	505,271	0.0
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	983,992	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/19	427,440	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/19	1,434,716	0.1
500,000		Gilead Sciences, Inc., 3.050%, 12/01/16	504,286	0.0
755,000		Gilead Sciences, Inc., 4.400%, 12/01/21	853,163	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	114,782	0.0
4,573,000		HealthSouth Corp., 2.000%, 12/01/43	5,358,984	0.3
1,644,000	#	HJ Heinz Co., 1.600%, 06/30/17	1,649,744	0.1
2,410,000	L	Jazz Investments I Ltd., 1.875%, 08/15/21	2,592,256	0.2
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	997,499	0.1

24

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	453,600	0.0
1,768,000		Live Nation Entertainment, Inc., 2.500%, 05/15/19	1,781,260	0.1
730,000		McKesson Corp., 2.284%, 03/15/19	746,871	0.1
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/25	100,590	0.0
701,000	#	Medicines Co/The, 2.750%, 07/15/23	675,589	0.0
1,733,000		Medtronic, Inc., 3.150%, 03/15/22	1,851,085	0.1
576,000		Medtronic, Inc., 4.375%, 03/15/35	650,808	0.0
502,000		Molson Coors Brewing Co., 1.450%, 07/15/19	503,230	0.0
513,000		Molson Coors Brewing Co., 4.200%, 07/15/46	517,745	0.0
630,000		Moody's Corp., 4.500%, 09/01/22	701,410	0.0
639,000		Moodys Corp., 4.875%, 02/15/24	726,172	0.0
574,000	#	Mylan NV, 3.150%, 06/15/21	583,553	0.0
785,000	#	Mylan NV, 5.250%, 06/15/46	827,473	0.1
2,577,000	#	NuVasive, Inc., 2.250%, 03/15/21	3,063,409	0.2
275,000		Perrigo Co. PLC, 2.300%, 11/08/18	277,525	0.0
200,000		Perrigo Finance Unlimited Co., 3.500%, 03/15/21	207,185	0.0
328,000		Philip Morris International, Inc., 1.250%, 08/11/17	329,317	0.0
275,000		Philip Morris International, Inc., 3.600%, 11/15/23	302,024	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	979,218	0.1
354,000		Tyson Foods, Inc., 4.875%, 08/15/34	396,331	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	171,194	0.0
415,000		Verisk Analytics, Inc., 5.500%, 06/15/45	428,585	0.0
1,222,000	#	Wright Medical Group NV, 2.250%, 11/15/21	1,263,242	0.1
3,018,000		Wright Medical Group, Inc., 2.000%, 02/15/20	2,772,787	0.2
79,000		Zoetis, Inc., 4.700%, 02/01/43	78,623	0.0
			64,364,746	3.8

		Energy: 1.4%
397,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	421,541	0.0
610,000		Anadarko Petroleum Corp., 6.600%, 03/15/46	739,662	0.1
2,284,000		Chevron Corp., 1.365%, 03/02/18	2,297,106	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	364,307	0.0
2,947,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	1,119,860	0.1
1,425,000		ConocoPhillips Co., 2.875%, 11/15/21	1,451,912	0.1
1,528,000		ConocoPhillips Co., 4.150%, 11/15/34	1,546,723	0.1
715,000		Devon Energy Corp., 2.250%, 12/15/18	710,377	0.1
460,000		Enable Midstream Partners L.P., 2.400%, 05/15/19	432,228	0.0
570,000		Energy Transfer Partners L.P., 4.900%, 03/15/35	505,300	0.0
175,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	194,663	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	336,154	0.0
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/19	632,456	0.1
1,943,000		Helix Energy Solutions Group, Inc., 3.250%, 03/15/32	1,731,699	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/22	258,921	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/34	686,503	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/43	590,136	0.0
130,000	L	Noble Holding International Ltd., 2.500%, 03/15/17	128,856	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/26	533,547	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	289,717	0.0
1,244,000		Shell International Finance BV, 4.000%, 05/10/46	1,273,047	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	189,565	0.0
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	876,220	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/24	574,785	0.0
835,000		Sunoco Logistics Partner, 5.300%, 04/01/44	825,007	0.1
550,000		Sunoco Logistics Partner, 5.500%, 02/15/30	593,121	0.0
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	268,808	0.0
3,679,000		Weatherford International Ltd., 5.875%, 07/01/21	4,007,811	0.2
			23,580,032	1.4

25

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: 5.5%
530,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.950%, 02/01/22	531,325	0.0
395,000		American International Group, Inc., 2.300%, 07/16/19	402,212	0.0
1,325,000		Air Lease Corp., 2.625%, 09/04/18	1,325,412	0.1
1,870,000		Air Lease Corp., 4.250%, 09/15/24	1,902,725	0.1
543,000		American Express Co., 3.625%, 12/05/24	558,159	0.0
1,200,000		American Financial Group, Inc./OH, 9.875%, 06/15/19	1,456,670	0.1
1,140,000		American International Group, Inc., 4.375%, 01/15/55	1,059,519	0.1
1,117,000	#	Apollo Management Holdings L.P., 4.400%, 05/27/26	1,165,239	0.1
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	452,966	0.0
927,000	#	Athene Global Funding, 2.875%, 10/23/18	920,131	0.1
1,330,000	L	Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/21	1,350,918	0.1
850,000		Bank of America Corp., 3.500%, 04/19/26	881,094	0.1
500,000		Bank of America Corp., 5.650%, 05/01/18	536,058	0.0
400,000		Bank of America Corp., 5.750%, 12/01/17	423,520	0.0
725,000	#	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	759,800	0.1
860,000		BNP Paribas SA, 4.250%, 10/15/24	885,928	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/25	778,806	0.1
520,000		Citigroup, Inc., 4.750%, 05/18/46	523,083	0.0
1,930,000		Citigroup, Inc., 4.000%, 08/05/24	1,988,230	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/44	281,970	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/43	721,934	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	366,692	0.0
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	495,718	0.0
1,160,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.800%, 06/09/23	1,159,448	0.1
880,000		Crown Castle International Corp., 4.450%, 02/15/26	957,671	0.1
1,540,000	#	Farmers Exchange Capital III, 5.454%, 10/15/54	1,486,100	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	5,586,240	0.3
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	4,718,175	0.3
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	850,183	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	401,539	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	499,923	0.0
840,000		HCP, Inc., 3.875%, 08/15/24	846,444	0.1
320,000		HCP, Inc., 4.200%, 03/01/24	330,239	0.0
4,851,000		Jefferies Group, Inc., 3.875%, 11/01/29	4,929,829	0.3
515,000		JPMorgan Chase & Co., 4.250%, 10/01/27	548,391	0.0
665,000		JPMorgan Chase & Co., 5.000%, 12/29/49	636,737	0.0
1,120,000		JPMorgan Chase & Co., 5.300%, 12/29/49	1,118,600	0.1
550,000		JPMorgan Chase & Co., 3.200%, 06/15/26	566,310	0.0
443,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	448,930	0.0
1,830,000		Lazard Group LLC, 3.750%, 02/13/25	1,823,335	0.1
2,335,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	2,401,214	0.1
375,000		Lloyds Bank PLC, 2.300%, 11/27/18	377,242	0.0
510,000	#	Macquarie Bank Ltd., 5.000%, 02/22/17	521,701	0.0
285,000		Markel Corp., 5.000%, 03/30/43	305,275	0.0
1,300,000	#	MassMutual Global Funding II, 2.000%, 04/15/21	1,317,772	0.1
1,076,000		MGIC Investment Corp., 2.000%, 04/01/20	1,199,740	0.1
2,779,000		MGIC Investment Corp., 5.000%, 05/01/17	2,883,212	0.2
2,360,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,574,708	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/19	3,026,304	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/25	1,116,284	0.1
560,000		Morgan Stanley, 6.375%, 07/24/42	758,606	0.0
1,365,000		National Australia Bank Ltd/New York, 2.000%, 01/14/19	1,384,418	0.1
1,515,000	#	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,664,747	0.1
1,305,000	#	Nordea Bank AB, 2.250%, 05/27/21	1,322,762	0.1
1,293,000		Old Republic International Corp., 3.750%, 03/15/18	1,658,273	0.1
400,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	414,351	0.0
2,545,000		PNC Bank NA, 1.300%, 10/03/16	2,547,700	0.2

26

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	306,015	0.0
648,000		Radian Group, Inc., 2.250%, 03/01/19	743,175	0.0
1,607,000		Radian Group, Inc., 3.000%, 11/15/17	1,761,674	0.1
125,000		Realty Income Corp., 2.000%, 01/31/18	126,086	0.0
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	571,999	0.0
690,000	#	Reliance Standard Life Global Funding II, 3.050%, 01/20/21	713,579	0.0
1,360,000	#	Societe Generale SA, 2.625%, 09/16/20	1,395,106	0.1
805,000	#	Societe Generale SA, 5.000%, 01/17/24	838,768	0.1
560,000	#	Societe Generale SA, 5.625%, 11/24/45	584,403	0.0
1,795,000		Sovran Acquisition L.P., 3.500%, 07/01/26	1,815,912	0.1
985,000	#,L	Standard Chartered PLC, 3.050%, 01/15/21	999,351	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/20	1,137,001	0.1
1,305,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	1,319,054	0.1
445,000		Travelers Cos, Inc./The, 4.600%, 08/01/43	533,589	0.0
585,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	610,390	0.0
410,000		US Bancorp, 3.100%, 04/27/26	427,225	0.0
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	183,737	0.0
1,020,000		Visa, Inc., 4.150%, 12/14/35	1,156,584	0.1
140,000		Wells Fargo & Co., 1.500%, 01/16/18	140,816	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/25	1,030,175	0.1
1,815,000		Wells Fargo & Co., 3.900%, 05/01/45	1,912,411	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/26	502,788	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/44	2,106,568	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	382,899	0.0
			93,449,817	5.5

		Industrial: 1.1%
1,105,000	#	Aviation Capital Group Corp., 2.875%, 09/17/18	1,095,331	0.1
1,095,000	#	Aviation Capital Group Corp., 4.875%, 10/01/25	1,076,100	0.1
970,000		Avnet, Inc., 4.625%, 04/15/26	1,009,948	0.1
435,000	#	BAE Systems Holdings, Inc., 2.850%, 12/15/20	444,989	0.0
1,023,000		Boeing Capital Corp., 2.125%, 08/15/16	1,024,164	0.1
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,634,252	0.1
330,000		CSX Corp., 5.500%, 04/15/41	424,519	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	1,043,361	0.1
295,000		FedEx Corp., 4.900%, 01/15/34	336,028	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	706,451	0.0
1,535,000		Lockheed Martin Corp., 2.125%, 09/15/16	1,539,264	0.1
304,000		Northrop Grumman Corp., 3.850%, 04/15/45	320,417	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/23	765,052	0.0
545,000		Pentair Finance SA, 5.000%, 05/15/21	588,123	0.0
285,000		Precision Castparts Corp., 2.500%, 01/15/23	295,062	0.0
820,000		Precision Castparts Corp., 1.250%, 01/15/18	824,323	0.1
157,000		Union Pacific Corp., 3.646%, 02/15/24	173,833	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/45	802,793	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/44	449,302	0.0
550,000		Valmont Industries, Inc., 5.000%, 10/01/44	524,330	0.0
2,193,000		Valmont Industries, Inc., 5.250%, 10/01/54	1,969,176	0.1
752,000		Waste Management, Inc., 3.900%, 03/01/35	791,030	0.1
			17,837,848	1.1

		Technology: 3.7%
1,146,000		Apple, Inc., 2.150%, 02/09/22	1,169,038	0.1
7,292,000		Citrix Systems, Inc., 0.500%, 04/15/19	8,148,810	0.5
340,000		Computer Sciences Corp., 4.450%, 09/15/22	363,000	0.0
910,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	944,935	0.1
345,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	372,806	0.0
2,055,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	2,105,374	0.1
3,490,000		Intel Corp., 1.350%, 12/15/17	3,511,485	0.2
5,367,000	L	Lam Research Corp., 1.250%, 05/15/18	7,829,111	0.5
2,788,000		Microchip Technology, Inc., 1.625%, 02/15/25	3,099,908	0.2
5,485,000		Micron Technology, Inc., 3.000%, 11/15/43	4,216,594	0.3
649,000		Microsoft Corp., 3.500%, 02/12/35	670,086	0.0
3,387,000		NetSuite, Inc., 0.250%, 06/01/18	3,334,078	0.2

27

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
1,613,000	#	Nuance Communications, Inc., 1.000%, 12/15/35	1,425,489	0.1
3,840,000		NVIDIA Corp., 1.000%, 12/01/18	8,966,400	0.5
5,271,000		ON Semiconductor Corp., 1.000%, 12/01/20	4,737,311	0.3
1,005,000		Oracle Corp., 4.300%, 07/08/34	1,072,799	0.1
1,810,000		Oracle Corp., 1.900%, 09/15/21	1,818,362	0.1
330,000		Pitney Bowes, Inc., 4.625%, 03/15/24	348,904	0.0
6,090,000		SanDisk Corp., 0.500%, 10/15/20	6,584,928	0.4
540,000		Seagate HDD Cayman, 4.750%, 01/01/25	427,613	0.0
1,146,000		Seagate HDD Cayman, 5.750%, 12/01/34	805,781	0.0
			61,952,812	3.7

		Utilities: 0.0%
605,000		Oglethorpe Power Corp., 4.550%, 06/01/44	643,119	0.0

		Total Corporate Bonds/Notes (Cost $325,579,114)	336,010,777	19.8

MUNICIPAL BONDS: 0.1%
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	230,443	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	422,656	0.1

		Total Municipal Bonds (Cost $503,968)	653,099	0.1

U.S. TREASURY OBLIGATIONS: 9.6%
		U.S. Treasury Bonds: 0.7%
1,289,400	L	1.625%, due 05/15/26	1,305,971	0.1
10,705,500		2.500%, due 02/15/46	11,157,979	0.6
			12,463,950	0.7

		U.S. Treasury Notes: 8.9%
120,000		0.875%, due 04/30/17	120,382	0.0
180,000		2.625%, due 11/15/20	192,927	0.0
55,323,000		0.625%, due 06/30/18	55,358,683	3.3
56,840,000		0.875%, due 06/15/19	57,124,200	3.4
35,984,000		1.125%, due 06/30/21	36,178,673	2.1
2,056,000		1.375%, due 06/30/23	2,067,405	0.1
			151,042,270	8.9

		Total U.S. Treasury Obligations (Cost $162,650,391)	163,506,220	9.6

FOREIGN GOVERNMENT BONDS: 0.1%
150,000	#	Electricite de France SA, 4.600%, 01/27/20	164,518	0.0
620,000	#	Electricite de France SA, 4.875%, 01/22/44	652,943	0.1
640,000	#	Electricite de France SA, 5.625%, 12/29/49	612,000	0.0

		Total Foreign Government Bonds (Cost $1,383,604)	1,429,461	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
		Federal Home Loan Mortgage Corporation: 0.1%##
2,400,000		4.875%, due 06/13/18	2,594,378	0.1

		Federal National Mortgage Association: 0.1%##
915,000		6.625%, due 11/15/30	1,405,023	0.1

		Total U.S. Government Agency Obligations (Cost $3,496,639)	3,999,401	0.2

		Total Long-Term Investments (Cost $1,575,931,014)	1,604,012,603	94.4

SHORT-TERM INVESTMENTS: 5.4%
		Corporate Bonds/Notes: 1.0%
3,000,000		Caterpillar Financial Services Corp., 1.750%, 03/24/17	3,019,173	0.2
2,430,000		Commonwealth Edison Co., 5.950%, 08/15/16	2,443,739	0.1
3,000,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	3,015,624	0.2
1,040,000		Kraft Heinz Foods Co., 2.250%, 06/05/17	1,049,849	0.0
3,250,000		National Rural Utilities Cooperative Finance Corp., 0.950%, 04/24/17	3,250,738	0.2
1,835,000		Philip Morris International, Inc., 1.625%, 03/20/17	1,846,133	0.1
3,245,000		Vodafone Group PLC, 1.625%, 03/20/17	3,254,884	0.2
			17,880,140	1.0

		Securities Lending Collateralcc: 1.2%
4,779,168		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $4,779,230, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,874,751, due 07/15/16-09/20/65)	4,779,168	0.3

28

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
4,569,786	Citigroup, Inc., Repurchase Agreement dated 06/30/16, 0.44%, due 07/01/16 (Repurchase Amount $4,569,841, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $4,661,182, due 04/30/17-03/15/57)	4,569,786	0.2
4,779,168	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $4,779,233, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,874,751, due 07/07/16-02/01/49)	4,779,168	0.3
4,779,168	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $4,779,223, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,874,751, due 12/01/16-02/20/66)	4,779,168	0.3
1,215,303	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,215,319, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,249,439, due 04/15/18-01/15/29)	1,215,303	0.1
		20,122,593	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
53,955,448	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $53,955,448)	53,955,448	3.2

	Total Short-Term Investments (Cost $91,963,896)	91,958,181	5.4

	Total Investments in Securities (Cost $1,667,894,910)	$1,695,970,784	99.8
	Assets in Excess of Other Liabilities	4,195,941	0.2
	Net Assets	$1,700,166,725	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $1,672,455,332.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$113,948,844
Gross Unrealized Depreciation	(90,433,392)

Net Unrealized Appreciation	$23,515,452

29

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 17.2%
8,460	@	Autozone, Inc.	6,715,886	1.1
114,240		Bed Bath & Beyond, Inc.	4,937,453	0.8
179,450		Best Buy Co., Inc.	5,491,170	0.9
75,739		CBS Corp. - Class B	4,123,231	0.7
112,210	@	Dish Network Corp. - Class A	5,879,804	1.0
72,040		Expedia, Inc.	7,657,852	1.2
245,620		Gap, Inc.	5,212,056	0.8
67,400		Genuine Parts Co.	6,824,250	1.1
271,050		Hilton Worldwide Holdings, Inc.	6,106,757	1.0
181,730		Kohl's Corp.	6,891,202	1.1
60,216	L	Marriott International, Inc.	4,001,955	0.6
57,390	@	Mohawk Industries, Inc.	10,890,326	1.8
171,126		Newell Rubbermaid, Inc.	8,311,590	1.4
94,070	L	Nordstrom, Inc.	3,579,364	0.6
62,090		PVH Corp.	5,850,741	0.9
181,970		TEGNA, Inc.	4,216,245	0.7
80,250		Tiffany & Co.	4,866,360	0.8
99,840		Time, Inc.	1,643,366	0.3
40,070		VF Corp.	2,463,904	0.4
			105,663,512	17.2

		Consumer Staples: 5.5%
34,430		Constellation Brands, Inc.	5,694,722	0.9
72,940		Dr Pepper Snapple Group, Inc.	7,048,192	1.1
63,063		Edgewell Personal Care Co.	5,323,148	0.9
62,563		Energizer Holdings, Inc.	3,221,369	0.5
227,350		Kroger Co.	8,364,206	1.4
211,620	@	Rite Aid Corp.	1,585,034	0.3
24,340	@	TreeHouse Foods, Inc.	2,498,501	0.4
			33,735,172	5.5

		Energy: 4.5%
374,550		Columbia Pipeline Group, Inc.	9,547,279	1.6
165,170		EQT Corp.	12,789,113	2.1
129,060		PBF Energy, Inc.	3,069,047	0.5
169,260	@,L	Southwestern Energy Co.	2,129,291	0.3
			27,534,730	4.5

		Financials: 30.0%
6,433	@	Alleghany Corp.	3,535,448	0.6
202,640	@	Ally Financial, Inc.	3,459,065	0.6
80,840		American Campus Communities, Inc.	4,274,011	0.7
164,100		American Homes 4 Rent	3,360,768	0.6
37,350		Ameriprise Financial, Inc.	3,355,898	0.5
34,130		AvalonBay Communities, Inc.	6,156,711	1.0
45,070		Boston Properties, Inc.	5,944,733	1.0
198,790		Brixmor Property Group, Inc.	5,259,983	0.9
24,247		Chubb Ltd.	3,169,325	0.5
215,250		Citizens Financial Group, Inc.	4,300,695	0.7
13,830		Essex Property Trust, Inc.	3,154,485	0.5
421,820		Fifth Third Bancorp	7,419,814	1.2
71,090		First Republic Bank/San Francisco CA	4,975,589	0.8
108,960		General Growth Properties, Inc.	3,249,187	0.5
165,670		Hartford Financial Services Group, Inc.	7,352,435	1.2
68,190		HCP, Inc.	2,412,562	0.4
276,230		Huntington Bancshares, Inc.	2,469,496	0.4
164,860		Invesco Ltd.	4,210,524	0.7
214,510		Kimco Realty Corp.	6,731,324	1.1
71,000		Legg Mason, Inc.	2,093,790	0.3
252,220		Loews Corp.	10,363,720	1.7
86,983		M&T Bank Corp.	10,284,000	1.7
129,330		Marsh & McLennan Cos., Inc.	8,853,932	1.4
75,020		Northern Trust Corp.	4,970,825	0.8
159,242		Outfront Media, Inc.	3,848,879	0.6
83,790		Progressive Corp.	2,806,965	0.5
70,380		Raymond James Financial, Inc.	3,469,734	0.6
150,050		Rayonier, Inc.	3,937,312	0.6
53,170		Regency Centers Corp.	4,451,924	0.7
204,050		SunTrust Bank	8,382,374	1.4
93,710		T. Rowe Price Group, Inc.	6,838,019	1.1
168,380		Unum Group	5,352,800	0.9
68,276		Vornado Realty Trust	6,835,793	1.1
144,380		Weyerhaeuser Co.	4,298,193	0.7
29,950		WP Carey, Inc.	2,079,129	0.3
38,370		WR Berkley Corp.	2,299,130	0.4
187,330		XL Group Plc	6,239,962	1.0
66,090		Zions Bancorp.	1,660,842	0.3
			183,859,376	30.0

		Health Care: 4.3%
79,900		AmerisourceBergen Corp.	6,337,668	1.0
32,900		Cigna Corp.	4,210,871	0.7
29,510	@	Henry Schein, Inc.	5,217,368	0.9
33,510		Humana, Inc.	6,027,779	1.0
34,290		Universal Health Services, Inc.	4,598,289	0.7
			26,391,975	4.3

		Industrials: 9.1%
130,200		Ametek, Inc.	6,019,146	1.0
76,560		Carlisle Cos., Inc.	8,090,861	1.3
19,500		Equifax, Inc.	2,503,800	0.4
104,020		Fortune Brands Home & Security, Inc.	6,030,039	1.0
65,360		Hubbell, Inc.	6,893,519	1.1
74,100		IDEX Corp.	6,083,610	1.0
79,840		MSC Industrial Direct Co.	5,633,510	0.9
97,430		Regal-Beloit Corp.	5,363,522	0.9
176,766	@	Rexnord Corp.	3,469,917	0.6
37,261		Snap-On, Inc.	5,880,531	0.9
			55,968,455	9.1

30

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 10.0%
107,990		Amphenol Corp.	6,191,067	1.0
100,980		Analog Devices, Inc.	5,719,507	0.9
146,970	@	Arrow Electronics, Inc.	9,097,443	1.5
48,690		CDW Corp./DE	1,951,495	0.3
150,506	@,L	CommScope Holding Co., Inc.	4,670,201	0.8
86,686		Jack Henry & Associates, Inc.	7,565,087	1.2
120,940	@	Keysight Technologies, Inc.	3,518,145	0.6
111,920		KLA-Tencor Corp.	8,198,140	1.4
135,720	@,L	Match Group, Inc.	2,045,979	0.3
181,870	@	Synopsys, Inc.	9,835,530	1.6
46,016		Xilinx, Inc.	2,122,718	0.4
			60,915,312	10.0

		Materials: 4.0%
88,710		Ball Corp.	6,412,846	1.1
13,760		Sherwin-Williams Co.	4,040,899	0.7
132,745		Silgan Holdings, Inc.	6,831,058	1.1
179,620		WestRock Co.	6,981,829	1.1
			24,266,632	4.0

		Utilities: 12.8%
346,820		Centerpoint Energy, Inc.	8,323,680	1.4
183,480		CMS Energy Corp.	8,414,393	1.4
112,040		Edison International	8,702,147	1.4
254,924		Energen Corp.	12,289,886	2.0
107,520		National Fuel Gas Co.	6,115,738	1.0
167,220		Questar Corp.	4,242,371	0.7
71,310		Sempra Energy	8,130,766	1.3
117,080		WEC Energy Group, Inc.	7,645,324	1.2
100,240		Westar Energy, Inc.	5,622,462	0.9
205,330		Xcel Energy, Inc.	9,194,677	1.5
			78,681,444	12.8

	Total Common Stock
	(Cost $484,580,463)		597,016,608	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Securities Lending Collateralcc: 2.5%
3,689,073	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $3,689,113, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $3,762,855, due 08/15/16-11/15/45)	3,689,073	0.6
3,689,073	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $3,689,121, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,762,854, due 07/15/16-09/20/65)	3,689,073	0.6
3,689,073	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $3,689,124, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,762,854, due 07/07/16-02/01/49)	3,689,073	0.6
3,689,073	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $3,689,118, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $3,762,854, due 03/15/18-09/09/49)	3,689,073	0.6
776,467	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $776,476, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $791,996, due 12/01/16-02/20/66)	776,467	0.1
		15,532,759	2.5

31

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
14,449,093	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $14,449,093)	14,449,093	2.4

	Total Short-Term Investments
	(Cost $29,981,852)	29,981,852	4.9

	Total Investments in Securities (Cost $514,562,315)	$626,998,460	102.3
	Liabilities in Excess of Other Assets	(13,827,928)	(2.3)
	Net Assets	$613,170,532	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $516,156,879.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$134,944,967
Gross Unrealized Depreciation	(24,103,386)

Net Unrealized Appreciation	$110,841,581

32

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Brazil: 0.6%
351,670	L	Embraer SA ADR	7,638,273	0.6

		China: 1.0%
674,995	@	JD.com, Inc. ADR	14,330,144	1.0

		Denmark: 0.3%
123,320	L	FLSmidth & Co. A/S	4,403,628	0.3

		France: 4.9%
178,998		LVMH Moet Hennessy Louis Vuitton SE	26,981,334	2.0
109,420		Kering	17,614,731	1.3
331,960		Societe Generale	10,385,716	0.7
231,617	L	Technip S.A.	12,536,320	0.9
			67,518,101	4.9

		Germany: 7.0%
155,987		Allianz SE	22,252,805	1.6
180,764		Bayer AG	18,155,093	1.3
477,692	@	Deutsche Bank AG	6,603,221	0.5
84,793		Linde AG	11,814,821	0.9
384,957		SAP SE	28,912,383	2.1
77,987		Siemens AG	8,003,154	0.6
			95,741,477	7.0

		India: 3.9%
10,800,307		DLF Ltd.	24,153,963	1.8
2,445,640		ICICI Bank Ltd. ADR	17,559,695	1.3
1,628,463		Zee Telefilms Ltd.	11,053,666	0.8
			52,767,324	3.9

		Italy: 1.4%
7,838,086	@,L	Banca Monte dei Paschi di Siena SpA	3,339,819	0.2
261,218	L	Brunello Cucinelli SpA	4,684,589	0.4
327,152		Prysmian S.p.A.	7,180,743	0.5
68,697	L	Tod's S.p.A.	3,682,690	0.3
			18,887,841	1.4

		Japan: 13.9%
1,302,700		Dai-ichi Life Insurance Co., Ltd.	14,582,938	1.1
62,400		Fanuc Ltd.	10,150,811	0.8
882,400		KDDI Corp.	26,833,552	2.0
44,651		Keyence Corp.	30,466,652	2.2
368,900		Kyocera Corp.	17,553,302	1.3
268,700		Murata Manufacturing Co., Ltd.	30,125,206	2.2
321,700		Nidec Corp.	24,488,776	1.8
31,700		Nintendo Co., Ltd.	4,555,265	0.3
1,282,400		Nomura Holdings, Inc.	4,560,931	0.3
536,600		Rakuten, Inc.	5,823,901	0.4
440,000		Sumitomo Mitsui Financial Group, Inc.	12,705,026	0.9
323,700		Suzuki Motor Corp.	8,765,126	0.6
			190,611,486	13.9

		Netherlands: 2.3%
553,853		Airbus Group SE	31,746,954	2.3

		Spain: 3.5%
1,748,029		Banco Bilbao Vizcaya Argentaria S.A.	10,015,294	0.7
858,691		Industria de Diseno Textil SA	28,846,956	2.1
698,267		Repsol SA	8,951,038	0.7
			47,813,288	3.5

		Sweden: 2.9%
1,189,623		Assa Abloy AB	24,473,914	1.8
2,017,225		Telefonaktiebolaget LM Ericsson	15,497,443	1.1
			39,971,357	2.9

		Switzerland: 4.1%
852,959		Credit Suisse Group AG	9,086,077	0.7
166,236		Nestle S.A.	12,879,688	0.9
52,719		Roche Holding AG	13,911,481	1.0
1,537,866		UBS Group AG	19,954,724	1.5
			55,831,970	4.1

		United Kingdom: 5.5%
2,760,672	@,L	Circassia Pharmaceuticals Plc	3,733,965	0.3
7,061,814	@,L	Earthport PLC	1,292,649	0.1
466,787		International Game Technology PLC	8,747,589	0.6
1,335,686		Prudential PLC	22,665,246	1.7
144,420		Shire PLC	8,925,563	0.6
628,385		Unilever PLC	30,109,315	2.2
			75,474,327	5.5

		United States: 45.0%
132,450		3M Co.	23,194,644	1.7
354,930	@,L	Acadia Pharmaceuticals, Inc.	11,521,028	0.8
225,053	@	Adobe Systems, Inc.	21,557,827	1.6
350,170		Aetna, Inc.	42,766,262	3.1
44,940	@	Alphabet, Inc. - Class A	31,616,638	2.3
46,607	@	Alphabet, Inc. - Class C	32,256,705	2.4
188,560		Anthem, Inc.	24,765,470	1.8
54,130	@	Biogen, Inc.	13,089,716	1.0
120,460	@	BioMarin Pharmaceutical, Inc.	9,371,788	0.7
110,090	@,L	Bluebird Bio, Inc.	4,765,796	0.4
753,000	@,L	Celldex Therapeutics, Inc.	3,305,670	0.3
28,660		Cigna Corp.	3,668,193	0.3
643,720		Citigroup, Inc.	27,287,291	2.0
504,390		Colgate-Palmolive Co.	36,921,348	2.7
299,310	@	eBay, Inc.	7,006,847	0.5
217,200		Emerson Electric Co.	11,329,152	0.8
266,760	@	Facebook, Inc.	30,485,333	2.2
341,370		FNF Group	12,801,375	0.9
196,530		Gilead Sciences, Inc.	16,394,533	1.2
114,260		Goldman Sachs Group, Inc.	16,976,751	1.2
8,350		Humana, Inc.	1,501,998	0.1
296,260		Intuit, Inc.	33,065,579	2.4
153,700	@,L	Ionis Pharmaceuticals, Inc.	3,579,673	0.3
244,730	@	MacroGenics, Inc.	6,605,263	0.5
778,360		Maxim Integrated Products	27,779,668	2.0
33,190		McDonald's Corp.	3,994,085	0.3
421,090	@	PayPal Holdings, Inc.	15,373,996	1.1

33

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
410,980		S&P Global, Inc.	44,081,715	3.2
52,160	@,L	Sage Therapeutics, Inc.	1,571,581	0.1
60,216	@,L	Theravance Biopharma, Inc.	1,366,301	0.1
234,000		Tiffany & Co.	14,189,760	1.0
569,050	@,L	Twitter, Inc.	9,622,635	0.7
205,190		United Parcel Service, Inc. - Class B	22,103,067	1.6
43,180	@	Vertex Pharmaceuticals, Inc.	3,714,344	0.3
280,220		Walt Disney Co.	27,411,120	2.0
161,830		Zimmer Biomet Holdings, Inc.	19,481,095	1.4
			616,524,247	45.0

	Total Common Stock
	(Cost $933,768,456)		1,319,260,417	96.3

PREFERRED STOCK: 1.6%
		Germany: 1.6%
339,594		Bayerische Motoren Werke AG	21,648,059	1.6

		India: 0.0%
5,080,989	@	Zee Entertainment Enterprises Ltd.	682,032	0.0

	Total Preferred Stock
	(Cost $12,797,005)		22,330,091	1.6

RIGHTS: 0.0%
		Spain: 0.0%
698,267	@	Repsol SA	227,047	0.0

	Total Rights
	(Cost $229,166)		227,047	0.0

	Total Long-Term Investments
	(Cost $946,794,627)		1,341,817,555	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Securities Lending Collateralcc: 3.3%
10,310,431	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $10,310,550, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $10,516,762, due 01/01/30-06/20/46)	10,310,431	0.7
10,782,995	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $10,783,134, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,998,655, due 07/15/16-09/20/65)	10,782,995	0.8
10,782,995	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $10,783,143, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,998,655, due 07/07/16-02/01/49)	10,782,995	0.8
10,782,995	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $10,783,119, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $10,998,655, due 12/01/16-02/20/66)	10,782,995	0.8
2,742,207	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,742,243, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,819,232, due 04/15/18-01/15/29)	2,742,207	0.2
		45,401,623	3.3

34

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
26,031,956	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $26,031,956)	26,031,956	1.9

	Total Short-Term Investments
	(Cost $71,433,579)	71,433,579	5.2

	Total Investments in Securities (Cost $1,018,228,206)	$1,413,251,134	103.1
	Liabilities in Excess of Other Assets	(42,499,665)	(3.1)
	Net Assets	$1,370,751,469	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $1,026,778,931.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$509,287,312
Gross Unrealized Depreciation	(122,815,109)

Net Unrealized Appreciation	$386,472,203

35

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 87.0%
		Basic Materials: 2.4%
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	273,750	0.3
100,000	#	CVR Partners L.P. / CVR Nitrogen Finance Corp., 9.250%, 06/15/23	102,125	0.1
375,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	271,875	0.3
195,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	170,137	0.2
164,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	109,060	0.1
60,000		Hexion US Finance Corp., 6.625%, 04/15/20	50,478	0.1
300,000	#	IAMGOLD Corp., 6.750%, 10/01/20	270,000	0.3
200,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	200,500	0.2
155,000		Millar Western Forest Products Ltd., 8.500%, 04/01/21	72,075	0.1
410,000		Resolute Forest Products, Inc., 5.875%, 05/15/23	324,925	0.4
35,000	#	Teck Resources Ltd., 8.500%, 06/01/24	36,400	0.0
35,000	#	Teck Resources Ltd., 8.000%, 06/01/21	36,138	0.0
175,000		Tronox Finance LLC, 6.375%, 08/15/20	130,813	0.1
120,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	104,400	0.1
80,000	#	United States Steel Corp., 8.375%, 07/01/21	84,500	0.1
			2,237,176	2.4

		Communications: 12.7%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	197,124	0.2
200,000	#	Altice US Finance I Corp., 5.375%, 07/15/23	201,500	0.2
210,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	216,825	0.2
580,000		CenturyLink, Inc., 6.450%, 06/15/21	590,875	0.6
25,000		CenturyLink, Inc., 7.500%, 04/01/24	25,312	0.0
155,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	159,650	0.2
115,000	#	CommScope, Inc., 5.500%, 06/15/24	117,156	0.1
120,000	#	CommScope, Inc., 5.000%, 06/15/21	123,030	0.1
330,000	#	DigitalGlobe, Inc., 5.250%, 02/01/21	308,550	0.3
300,000		DISH DBS Corp., 5.875%, 07/15/22	292,500	0.3
245,000		Finisar Corp., 0.500%, 12/15/33	236,884	0.3
50,000		FireEye, Inc., 1.000%, 06/01/35	45,594	0.1
50,000		FireEye, Inc., 1.625%, 06/01/35	44,344	0.0
218,000		Frontier Communications Corp., 8.500%, 04/15/20	232,170	0.2
555,000		Frontier Communications Corp., 8.750%, 04/15/22	560,550	0.6
65,000		Frontier Communications Corp., 8.875%, 09/15/20	69,631	0.1
330,000		Frontier Communications Corp., 10.500%, 09/15/22	350,419	0.4
100,000		GCI, Inc., 6.750%, 06/01/21	101,750	0.1
195,000	#	Gray Television, Inc., 5.875%, 07/15/26	196,950	0.2
107,000		IAC/InterActiveCorp, 4.875%, 11/30/18	109,675	0.1
200,000		Intelsat Luxembourg SA, 7.750%, 06/01/21	50,000	0.1
500,000	#	Level 3 Financing, Inc., 5.250%, 03/15/26	491,250	0.5
275,000		Liberty Media Corp., 1.375%, 10/15/23	274,484	0.3
450,000		McGraw-Hill Global Education Holdings, LLC, 5.000%, 05/04/22	450,281	0.5
130,000	#	MDC Partners, Inc., 6.500%, 05/01/24	129,675	0.1
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	87,975	0.1
200,000	#	Numericable-SFR SA, 6.000%, 05/15/22	195,250	0.2
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	357,000	0.4
480,000		Shutterfly, Inc., 0.250%, 05/15/18	477,900	0.5
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	165,551	0.2
1,670,000		Sprint Corp., 7.250%, 09/15/21	1,432,025	1.5
425,000		TEGNA, Inc., 6.375%, 10/15/23	453,156	0.5
120,000		T-Mobile USA, Inc., 6.000%, 04/15/24	125,100	0.1
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	73,938	0.1
450,000		T-Mobile USA, Inc., 6.500%, 01/15/26	476,438	0.5
100,000		T-Mobile USA, Inc., 6.633%, 04/28/21	104,875	0.1
270,000		Twitter, Inc., 0.250%, 09/15/19	248,738	0.3
57,983		Univision Communications, Inc., 4.000%, 03/01/20	57,698	0.1
160,000	#	Univision Communications, Inc., 5.125%, 02/15/25	158,800	0.2
540,000	#	Videotron Ltd., 5.375%, 06/15/24	549,450	0.6

36

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
269,328		Virgin Media Investment Holding Ltd., 3.649%, 06/30/23	262,980	0.3
290,000		WebMD Health Corp., 2.500%, 01/31/18	320,088	0.3
55,000	#	WebMD Health Corp., 2.625%, 06/15/23	53,934	0.1
6,864		West Corp., 3.250%, 06/30/18	6,858	0.0
375,000		Windstream Corp., 6.375%, 08/01/23	316,875	0.3
360,000		Windstream Corp., 7.500%, 06/01/22	325,800	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	197,000	0.2
			12,023,608	12.7

		Consumer, Cyclical: 12.0%
335,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	339,187	0.3
325,679		Camping World, 5.750%, 02/20/20	322,829	0.3
285,000		DR Horton, Inc., 5.750%, 08/15/23	317,775	0.3
315,000	#	DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.000%, 06/01/21	290,981	0.3
172,146		Federal Mogul Corp., 4.750%, 04/15/21	160,204	0.2
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	92,250	0.1
375,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	343,125	0.4
345,000		Global Partners L.P. / GLP Finance Corp., 6.250%, 07/15/22	288,937	0.3
265,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/23	222,600	0.2
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	280,800	0.3
260,000	#	International Automotive Components Group SA, 9.125%, 06/01/18	261,300	0.3
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	154,875	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	323,950	0.3
410,000		KB Home, 1.375%, 02/01/19	393,600	0.4
400,000		KB Home, 7.000%, 12/15/21	404,000	0.4
245,000		KB Home, 7.500%, 09/15/22	253,575	0.3
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	210,638	0.2
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	210,637	0.2
93,271		Landrys, Inc., 4.000%, 04/24/18	93,353	0.1
250,000		Lennar Corp., 4.500%, 06/15/19	260,725	0.3
465,000		Lennar Corp., 4.750%, 11/15/22	474,881	0.5
100,000		LKQ Corp., 4.750%, 05/15/23	98,750	0.1
310,000		MDC Holdings, Inc., 5.500%, 01/15/24	308,450	0.3
145,000		Meritage Homes Corp., 7.000%, 04/01/22	157,325	0.2
300,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	304,500	0.3
200,000	#	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	203,000	0.2
545,000		Outerwall, Inc., 5.875%, 06/15/21	468,700	0.5
270,000		Regal Entertainment Group, 5.750%, 02/01/25	267,300	0.3
150,000		Regal Entertainment Group, 5.750%, 03/15/22	154,500	0.2
400,000	#	Rexel SA, 5.250%, 06/15/20	414,250	0.4
270,000		Ryland Group, Inc., 0.250%, 06/01/19	251,269	0.3
130,000		Ryland Group, Inc., 5.375%, 10/01/22	132,925	0.1
185,000	#	Sabre GLBL, Inc., 5.250%, 11/15/23	189,163	0.2
150,000		Scientific Games International, Inc., 6.250%, 09/01/20	95,625	0.1
1,135,000		Scientific Games International, Inc., 10.000%, 12/01/22	927,863	1.0
235,000		CalAtlantic Group, Inc., 1.250%, 08/01/32	253,800	0.3
365,000	#	Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 03/01/24	357,700	0.4
360,000	#	TI Group Automotive Systems LLC, 8.750%, 07/15/23	354,600	0.4
374,214		Tower Automotive Holdings - TL B 1L, 4.000%, 04/17/20	372,109	0.4
245,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	210,088	0.2
160,000	#	ZF North America Capital, Inc., 4.750%, 04/29/25	162,699	0.2
			11,384,838	12.0

		Consumer, Non-cyclical: 18.9%
64,085		AdvancePierre Foods - TL B 1L, 4.750%, 05/26/23	64,101	0.1
125,000		Albany Molecular Research, Inc., 2.250%, 11/15/18	128,672	0.1
570,000		Alliance One International, Inc., 9.875%, 07/15/21	483,075	0.5
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	91,159	0.1

37

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
67,651		BioScrip, Inc. - TL B DD, 6.500%, 07/31/20	64,945	0.1
116,359		BioScrip, Inc. - TL B, 6.500%, 07/31/20	111,705	0.1
225,000		BioScrip, Inc., 8.875%, 02/15/21	209,250	0.2
115,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	133,544	0.1
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	204,787	0.2
370,000		Cardtronics, Inc., 1.000%, 12/01/20	372,775	0.4
120,000		Carriage Services, Inc., 2.750%, 03/15/21	141,525	0.1
165,000	#	Centene Corp., 5.625%, 02/15/21	172,425	0.2
110,000	#	Centene Corp., 6.125%, 02/15/24	117,219	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	187,875	0.2
385,000		Cepheid, 1.250%, 02/01/21	335,672	0.4
145,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	127,600	0.1
870,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	853,687	0.9
375,000	#	Cimpress NV, 7.000%, 04/01/22	373,125	0.4
225,000		Constellation Brands, Inc., 3.750%, 05/01/21	233,100	0.2
275,000		Constellation Brands, Inc., 4.250%, 05/01/23	287,375	0.3
305,000	#	Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20	292,724	0.3
100,000		Darling Ingredients, Inc., 5.375%, 01/15/22	103,688	0.1
430,000		Del Monte Foods Company, 8.250%, 07/26/21	309,600	0.3
310,000	#	Dole Food Co., Inc., 7.250%, 05/01/19	310,000	0.3
246,000		Emergent Biosolutions, Inc., 2.875%, 01/15/21	279,671	0.3
315,000	#	Endo Finance LLC, 5.750%, 01/15/22	285,831	0.3
140,000	#	Endo Finance LLC, 5.875%, 01/15/23	122,150	0.1
180,000		Endologix, Inc., 2.250%, 12/15/18	165,712	0.2
205,000		Endologix, Inc., 3.250%, 11/01/20	267,653	0.3
250,000	#	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 02/01/20	260,780	0.3
350,000		FTI Consulting, Inc., 6.000%, 11/15/22	368,987	0.4
600,000		HCA, Inc., 5.250%, 06/15/26	624,000	0.7
365,000	#	Impax Laboratories, Inc., 2.000%, 06/15/22	320,744	0.3
490,000		Insulet Corp., 2.000%, 06/15/19	466,725	0.5
395,000		Ironwood Pharmaceuticals, Inc., 2.250%, 06/15/22	406,603	0.4
400,000		Jazz Investments I Ltd., 1.875%, 08/15/21	430,250	0.5
406,000	#	JLL/Delta Dutch Newco BV, 7.500%, 02/01/22	418,687	0.4
255,000		Kindred Healthcare, Inc., 6.375%, 04/15/22	228,544	0.2
240,000		Kindred Healthcare, Inc., 8.000%, 01/15/20	240,000	0.3
160,309		Lantheus Medical Imaging, Inc. - TL B 1L, 7.000%, 06/30/22	143,878	0.2
205,000		Medicines Co/The, 2.500%, 01/15/22	242,541	0.3
90,000	#	Medicines Co/The, 2.750%, 07/15/23	86,737	0.1
142,910		Metaldyne LLC - TL B 1L, 3.750%, 10/20/21	141,719	0.2
160,000		Molina Healthcare, Inc., 1.125%, 01/15/20	217,300	0.2
205,000	#	Molina Healthcare, Inc., 5.375%, 11/15/22	205,512	0.2
320,000	#	NuVasive, Inc., 2.250%, 03/15/21	380,400	0.4
295,000		PDL BioPharma, Inc., 4.000%, 02/01/18	280,987	0.3
260,000	#	Post Holdings, Inc., 6.000%, 12/15/22	267,475	0.3
100,000	#	Post Holdings, Inc., 6.750%, 12/01/21	106,000	0.1
550,000		Post Holdings, Inc., 7.375%, 02/15/22	580,250	0.6
100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	110,125	0.1
245,000		Quidel Corp., 3.250%, 12/15/20	228,156	0.2
155,000	#	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/23	159,263	0.2
155,000		Rent-A-Center, Inc./TX, 4.750%, 05/01/21	130,200	0.1
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	242,500	0.3
165,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	165,413	0.2
500,000	#	Sothebys, 5.250%, 10/01/22	483,750	0.5
170,000	#	Southern States Cooperative, Inc., 10.000%, 08/15/21	129,200	0.1
201,793		Surgical Care Affiliates, Inc. - TL B 1L, 4.250%, 03/17/22	202,298	0.2
480,000		Theravance, Inc., 2.125%, 01/15/23	381,600	0.4
525,000		United Rentals North America, Inc., 5.750%, 11/15/24	531,563	0.6
275,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	254,031	0.3
270,000	#	Vizient, Inc., 10.375%, 03/01/24	290,250	0.3
1,145,000	#	VRX Escrow Corp., 5.875%, 05/15/23	930,313	1.0

38

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
470,000		Wright Medical Group, Inc., 2.000%, 02/15/20	431,813	0.5
			17,919,239	18.9

		Diversified: 0.2%
230,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	237,188	0.2

		Energy: 13.0%
208,587	#,&	American Energy - Utica LLC, 3.500%, 03/01/21	6,258	0.0
175,000		Antero Resources Corp., 6.000%, 12/01/20	177,772	0.2
275,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	261,937	0.3
50,000	#	California Resources Corp., 8.000%, 12/15/22	35,562	0.0
175,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	124,687	0.1
350,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	252,000	0.3
125,000		Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	127,187	0.1
173,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	147,482	0.2
515,000		Cobalt International Energy, Inc., 2.625%, 12/01/19	195,700	0.2
200,000		Concho Resources, Inc., 5.500%, 04/01/23	201,500	0.2
100,000		Continental Resources, Inc./OK, 3.800%, 06/01/24	87,750	0.1
90,000		DCP Midstream Operating L.P., 2.700%, 04/01/19	86,576	0.1
120,000		DCP Midstream Operating L.P., 3.875%, 03/15/23	109,740	0.1
250,000		DCP Midstream Operating L.P., 5.600%, 04/01/44	215,000	0.2
180,000		Denbury Resources, Inc., 4.625%, 07/15/23	117,000	0.1
160,000		Denbury Resources, Inc., 5.500%, 05/01/22	108,800	0.1
60,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	49,223	0.1
174,000		EnLink Midstream Partners L.P., 5.600%, 04/01/44	145,233	0.2
195,000		EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	117,975	0.1
255,000	±	EPL Oil & Gas, Inc., 02/15/18	28,050	0.0
510,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/21	459,000	0.5
145,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	137,750	0.1
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.750%, 08/01/22	97,500	0.1
2,000		Green Field Energy Services, Inc. - Escrow, 11/15/16	–	–
110,000		Gulfport Energy Corp., 6.625%, 05/01/23	108,900	0.1
380,000		Gulfport Energy Corp., 7.750%, 11/01/20	392,350	0.4
50,000	#	Halcon Resources Corp., 8.625%, 02/01/20	47,406	0.0
131,000	#	Halcon Resources Corp., 12.000%, 02/15/22	120,192	0.1
90,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 5.500%, 05/15/22	90,291	0.1
170,000	#	Hiland Partners L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20	176,587	0.2
285,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	273,600	0.3
200,000		Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.500%, 03/01/20	202,000	0.2
250,380		Jonah Energy, 7.500%, 05/12/21	222,212	0.2
200,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	85,000	0.1
375,000		Memorial Resource Development Corp., 5.875%, 07/01/22	375,000	0.4
200,000	±	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 06/01/21	2,125	0.0
345,000	#	MPLX L.P., 4.875%, 06/01/25	337,931	0.4
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	260,000	0.3
303,000		Noble Energy, Inc., 5.625%, 05/01/21	315,996	0.3
430,000		Oasis Petroleum, Inc., 6.875%, 03/15/22	399,900	0.4
120,000		Oasis Petroleum, Inc., 7.250%, 02/01/19	115,500	0.1
245,000		ONEOK, Inc., 7.500%, 09/01/23	261,538	0.3
240,000		PDC Energy, Inc., 7.750%, 10/15/22	250,800	0.3
275,000		Range Resources Corp., 5.000%, 03/15/23	259,188	0.3
410,000		Rice Energy, Inc., 6.250%, 05/01/22	408,975	0.4
125,000		Rice Energy, Inc., 7.250%, 05/01/23	127,500	0.1
70,000		Rowan Cos, Inc., 4.875%, 06/01/22	61,326	0.1
296,000		Rowan Cos, Inc., 5.400%, 12/01/42	195,908	0.2
31,000		Rowan Cos, Inc., 5.850%, 01/15/44	20,829	0.0

39

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
325,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	329,875	0.3
255,000		Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	254,363	0.3
245,000	#	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	245,000	0.3
360,000		Sanchez Energy Corp., 7.750%, 06/15/21	306,900	0.3
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/28	104,650	0.1
90,000		SolarCity Corp., 1.625%, 11/01/19	59,794	0.1
200,000		Swift Energy Co., 12/31/49	–	–
175,000		Swift Energy Co., 12/31/49	–	–
130,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	117,325	0.1
215,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	204,250	0.2
190,000		Targa Resources Partners L.P., 6.375%, 08/01/22	191,425	0.2
160,000	#	TerraForm Power Operating LLC, 5.875%, 02/01/23	153,088	0.2
300,000		Tesoro Corp., 5.375%, 10/01/22	307,125	0.3
45,000		Unit Corp., 6.625%, 05/15/21	34,988	0.0
295,000		Western Refining Logistics L.P. / WNRL Finance Corp., 7.500%, 02/15/23	290,575	0.3
260,000		Whiting Petroleum Corp., 1.250%, 04/01/20	207,025	0.2
390,000		Whiting Petroleum Corp., 6.250%, 04/01/23	351,000	0.4
180,000		Williams Cos, Inc., 4.550%, 06/24/24	166,230	0.2
505,000		Williams Cos, Inc., 5.750%, 06/24/44	433,038	0.5
150,000		WPX Energy, Inc., 7.500%, 08/01/20	150,468	0.2
80,000		WPX Energy, Inc., 8.250%, 08/01/23	80,600	0.1
			12,388,455	13.0

		Financial: 11.0%
225,234	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	221,855	0.2
300,000		Ally Financial, Inc., 4.625%, 03/30/25	296,250	0.3
200,000		Ally Financial, Inc., 4.625%, 05/19/22	202,000	0.2
508,000		Ally Financial, Inc., 5.750%, 11/20/25	511,175	0.5
175,000		Bank of America Corp., 6.300%, 12/29/49	185,719	0.2
375,000		Bank of America Corp., 6.500%, 10/29/49	399,844	0.4
325,000		Capital One Financial Corp., 5.550%, 12/29/49	321,750	0.3
225,000		Citigroup, Inc., 5.900%, 12/29/49	222,187	0.2
550,000		Citigroup, Inc., 6.250%, 12/29/49	567,187	0.6
150,000	#	Communications Sales & Leasing, Inc. / CSL Capital LLC, 6.000%, 04/15/23	153,000	0.2
310,304		Confie Seguros Holding II - TL 1L, 5.750%, 11/08/18	307,072	0.3
475,000	#	Credit Agricole SA, 8.125%, 12/29/49	474,189	0.5
200,000		DuPont Fabros Technology L.P., 5.875%, 09/15/21	210,250	0.2
400,000		Equinix, Inc., 5.375%, 01/01/22	415,000	0.4
195,000		Equinix, Inc., 5.375%, 04/01/23	202,312	0.2
600,000		Fly Leasing Ltd, 6.375%, 10/15/21	585,000	0.6
250,000	#	Galileo Re Ltd., 7.644%, 01/09/19	252,362	0.3
300,000		Iron Mountain, Inc., 5.750%, 08/15/24	304,500	0.3
250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/24	244,687	0.3
250,000	#	Kilimanjaro Re Ltd., 4.784%, 04/30/18	250,712	0.3
250,000	#	Kilimanjaro Re Ltd., 9.534%, 12/06/19	253,887	0.3
285,000		MJ Acquisition Corp., 9.000%, 05/08/23	279,386	0.3
350,000		Morgan Stanley, 5.550%, 12/29/49	347,147	0.4
300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	309,000	0.3
425,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	354,875	0.4
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	494,500	0.5
100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	97,125	0.1
125,000		Ocwen Financial Corp., 6.625%, 05/15/19	85,625	0.1
435,000	#	Provident Funding Associates L.P. / PFG Finance Corp., 6.750%, 06/15/21	414,338	0.4
250,000	#	Residential Reinsurance 2012 Ltd., 6.034%, 12/06/18	249,138	0.3
250,000	#	Residential Reinsurance 2012 Ltd., 13.034%, 12/06/18	250,388	0.3
225,000	#	Rialto Holdings LLC / Rialto Corp., 7.000%, 12/01/18	226,688	0.2

40

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
400,000		Royal Bank of Scotland Group PLC, 8.000%, 12/29/49	374,000	0.4
250,000	#	Sanders Re Ltd., 4.284%, 05/05/17	248,938	0.3
210,000	#	TMX Finance LLC / TitleMax Finance Corp., 8.500%, 09/15/18	169,050	0.2
			10,481,136	11.0

		Industrial: 9.5%
105,000		AECOM, 5.875%, 10/15/24	108,150	0.1
350,000		AEP Industries, Inc., 8.250%, 04/15/19	357,669	0.4
414,678	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	420,898	0.4
70,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 3.876%, 05/15/21	70,437	0.1
80,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	79,200	0.1
90,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	92,306	0.1
35,294	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	34,765	0.0
250,000	#	Aviation Capital Group Corp., 6.750%, 04/06/21	282,812	0.3
325,000		Ball Corp., 4.000%, 11/15/23	321,344	0.3
575,000		Ball Corp., 5.250%, 07/01/25	601,594	0.6
350,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	303,625	0.3
85,000	#	Belden, Inc., 5.250%, 07/15/24	82,662	0.1
243,875		Builders FirstSource, Inc., 6.000%, 07/29/22	244,271	0.3
305,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	304,237	0.3
300,000	#	Coveris Holding Corp., 10.000%, 06/01/18	301,500	0.3
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	707,200	0.7
325,000	#	Dycom Industries, Inc., 0.750%, 09/15/21	371,719	0.4
31,582		Filtration Group, Inc., 8.250%, 11/22/21	31,504	0.0
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	270,000	0.3
744,000		General Cable Corp., 4.500%, 11/15/29	429,195	0.5
300,000		Golar LNG Ltd., 3.750%, 03/07/17	290,640	0.3
505,000		Griffon Corp., 5.250%, 03/01/22	500,581	0.5
273,000		Jack Cooper Holdings Corp., 9.250%, 06/01/20	176,085	0.2
120,616	#,&	Liberty Tire Recycling LLC, 11.000%, 03/31/21	81,567	0.1
265,000		MasTec, Inc., 4.875%, 03/15/23	247,112	0.3
575,000	#	NANA Development Corp., 9.500%, 03/15/19	491,625	0.5
100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	103,542	0.1
235,000		Reynolds Group Issuer, Inc., 8.250%, 02/15/21	245,880	0.3
265,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	273,944	0.3
100,000		RTI International Metals, Inc., 1.625%, 10/15/19	106,500	0.1
190,000		SunPower Corp., 0.875%, 06/01/21	154,494	0.2
200,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	151,000	0.2
125,000		Triumph Group, Inc., 5.250%, 06/01/22	115,625	0.1
100,000	#	Tutor Perini Corp., 2.875%, 06/15/21	105,000	0.1
545,000		Vishay Intertechnology, Inc., 2.250%, 05/15/41	428,166	0.4
155,000		Xerium Technologies, Inc., 8.875%, 06/15/18	153,450	0.2
			9,040,299	9.5

		Insurance: 0.1%
71,762		Alliant Holdings I LLC, 4.500%, 08/12/22	70,985	0.1

		Technology: 5.7%
215,000		Brocade Communications Systems, Inc., 1.375%, 01/01/20	212,044	0.2
210,000		Brocade Communications Systems, Inc., 4.625%, 01/15/23	203,437	0.2
110,000		Citrix Systems, Inc., 0.500%, 04/15/19	122,925	0.1
145,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 06/15/21	148,738	0.2
135,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24	141,210	0.1
245,000	#	Diebold, Inc., 8.500%, 04/15/24	243,775	0.3
200,000		DynCorp International, Inc., 7.750%, 07/07/20	196,167	0.2
28,536	&	DynCorp International, Inc., 11.875%, 11/30/20	24,113	0.0
375,000	#	Entegris, Inc., 6.000%, 04/01/22	385,313	0.4
74,083		Expert Global Solutions, Inc., 8.500%, 04/03/18	72,971	0.1
420,000	#	First Data Corp., 5.750%, 01/15/24	417,900	0.4
155,000	#	First Data Corp., 7.000%, 12/01/23	157,906	0.2
510,000		j2 Global, Inc., 8.000%, 08/01/20	531,038	0.6
145,000		KEYW Holding Corp., 2.500%, 07/15/19	134,578	0.1

41

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
395,000		Mentor Graphics Corp., 4.000%, 04/01/31	433,514	0.5
315,000	#	Micron Technology, Inc., 5.250%, 08/01/23	270,113	0.3
250,000	#	MSCI, Inc., 5.250%, 11/15/24	256,875	0.3
265,000		NCR Corp., 5.000%, 07/15/22	261,025	0.3
160,000		NCR Corp., 6.375%, 12/15/23	164,000	0.2
120,000	#	Nuance Communications, Inc., 1.000%, 12/15/35	106,050	0.1
375,000		ON Semiconductor Corp., 1.000%, 12/01/20	337,031	0.3
200,000	#	Open Text Corp., 5.875%, 06/01/26	201,500	0.2
196,500		SkillSoft, 5.750%, 04/28/21	157,200	0.2
205,000		Synchronoss Technologies, Inc., 0.750%, 08/15/19	203,847	0.2
47,774		Vertafore, Inc., 4.250%, 07/31/16	47,732	0.0
			5,431,002	5.7

		Utilities: 1.5%
505,000		AES Corp., 4.875%, 05/15/23	501,212	0.5
100,000		AES Corp., 5.500%, 03/15/24	102,875	0.1
313		AES Red Oak, LLC, 8.540%, 11/30/19	315	0.0
100,000	#	NRG Energy, Inc., 7.250%, 05/15/26	100,000	0.1
540,000	#	Talen Energy Supply LLC, 4.625%, 07/15/19	477,900	0.5
325,000		Talen Energy Supply LLC, 6.500%, 06/01/25	271,375	0.3
			1,453,677	1.5

	Total Corporate Bonds/Notes
	(Cost $85,926,618)		82,667,603	87.0

FOREIGN GOVERNMENT BONDS: 0.0%
14,054	&	Mashantucket Western Pequot Tribe, 07/01/36	112	0.0

	Total Foreign Government Bonds
	(Cost $785)		112	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 5.6%
		Consumer Discretionary: 1.1%
3,636	@	Cengage Learning Holdings II L.P.	83,628	0.1
50,408		Ford Motor Co.	633,629	0.7
5,043		Starbucks Corp.	288,056	0.3
			1,005,313	1.1

		Energy: 0.2%
20	@	Green Field Energy Service, Inc.	–	–
3,743		Marathon Petroleum Corp.	142,084	0.2
908	@	Swift Energy Co.	23,154	0.0
			165,238	0.2

		Financials: 1.3%
2,083		Capital One Financial Corp.	132,291	0.1
5,760	@	Communications Sales & Leasing, Inc.	166,464	0.2
33,390		Forest City Realty Trust, Inc.	744,931	0.8
2,568		JPMorgan Chase & Co.	159,576	0.2
1,476	#,@	Perseus Holding Corp.	–	–
			1,203,262	1.3

		Health Care: 1.5%
2,690		Aetna, Inc.	328,530	0.4
3,183	@	Alere, Inc.	132,667	0.1
15,129	@	BioScrip, Inc.	38,579	0.0
1,274	@	Bio-Rad Laboratories, Inc.	182,207	0.2
1,411		Cigna Corp.	180,594	0.2
4,020	@	Mylan NV	173,825	0.2
2,333		Thermo Fisher Scientific, Inc.	344,724	0.4
			1,381,126	1.5

		Industrials: 0.4%
123	@	Ceva Holdings LLC	43,172	0.0
19,600	@	Commercial Vehicle Group, Inc.	101,920	0.1
5,836	@	Liberty Tire Recycling	–	–
1,030		Orbital ATK, Inc.	87,694	0.1
4,090	@	United Continental Holdings, Inc.	167,854	0.2
			400,640	0.4

		Information Technology: 0.8%
5,800		EMC Corp.	157,586	0.2
13,491	@	NCR Corp.	374,645	0.4
3,986		TE Connectivity Ltd.	227,641	0.2
			759,872	0.8

		Materials: 0.3%
4,308		LyondellBasell Industries NV - Class A	320,601	0.3

		Telecommunication Services: 0.0%
4,800		Windstream Holdings, Inc.	44,496	0.0

	Total Common Stock
	(Cost $4,609,748)		5,280,548	5.6

PREFERRED STOCK: 1.9%
		Consumer Discretionary: 0.8%
7,900	@	Sealy Corp.	720,875	0.8

		Energy: 0.0%
285	@	Halcon Resources Corp.	12,968	0.0

		Financials: 0.4%
3,795	@,P	GMAC Capital Trust I	94,192	0.1
775	#,@	Perseus Holding Corp.	–	–
232	@	Wells Fargo & Co.	301,414	0.3
			395,606	0.4

		Health Care: 0.6%
811	@	Alere, Inc.	273,088	0.3

42

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Health Care: (continued)
225	@ Allergan PLC	187,565	0.2
44	@ BioScrip, Inc.	3,948	0.0
150	@ Kindred Healthcare, Inc.	89,665	0.1
		554,266	0.6

	Industrials: 0.1%
267	@ Ceva Holdings Series A-2	93,461	0.1

	Total Preferred Stock
	(Cost $2,192,257)	1,777,176	1.9

WARRANTS: –%
	Health Care: –%
126	@ BioScrip, Inc. - Class A	–	–
126	@ BioScrip, Inc. - Class B	–	–

	Total Warrants
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $92,729,408)	89,725,439	94.5

SHORT-TERM INVESTMENTS: 2.8%
	Mutual Funds: 2.8%
2,699,707	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $2,699,707)	2,699,707	2.8

	Total Short-Term Investments
	(Cost $2,699,707)	2,699,707	2.8

	Total Investments in Securities (Cost $95,429,115)	$92,425,146	97.3
	Assets in Excess of Other Liabilities	2,551,022	2.7
	Net Assets	$94,976,168	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security

Cost for federal income tax purposes is $96,067,054.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,428,762
Gross Unrealized Depreciation	(7,070,670)

Net Unrealized Depreciation	$(3,641,908)

43

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 20.5%
9,700	@	Autozone, Inc.	7,700,248	0.9
68,000		Bloomin Brands, Inc.	1,215,160	0.1
75,500		BorgWarner, Inc.	2,228,760	0.3
38,100		Brinker International, Inc.	1,734,693	0.2
65,600	@	Burlington Stores, Inc.	4,376,176	0.5
112,300	@,L	Carmax, Inc.	5,506,069	0.7
6,100	@,L	Chipotle Mexican Grill, Inc.	2,456,836	0.3
48,300		Choice Hotels International, Inc.	2,300,046	0.3
62,100		Coach, Inc.	2,529,954	0.3
57,000	@	Ctrip.com International Ltd. ADR	2,348,400	0.3
18,900		Delphi Automotive PLC	1,183,140	0.1
38,300		Dick's Sporting Goods, Inc.	1,725,798	0.2
57,200	@	Discovery Communications, Inc. - Class C	1,364,220	0.2
90,200		Dollar General Corp.	8,478,800	1.0
42,300	@	Dollar Tree, Inc.	3,986,352	0.5
48,200		Dunkin' Brands Group, Inc.	2,102,484	0.3
96,000		Extended Stay America, Inc.	1,435,200	0.2
35,900	L	Ferrari NV	1,469,387	0.2
36,100	@	Five Below, Inc.	1,675,401	0.2
279,000		Hanesbrands, Inc.	7,011,270	0.8
29,700		Harley-Davidson, Inc.	1,345,410	0.2
37,300		Harman International Industries, Inc.	2,678,886	0.3
109,300		Hilton Worldwide Holdings, Inc.	2,462,529	0.3
122,900		Interpublic Group of Cos., Inc.	2,838,990	0.3
114,300	@	Kate Spade & Co.	2,355,723	0.3
71,600		L Brands, Inc.	4,806,508	0.6
62,500	@	Liberty Interactive Corp. QVC Group	1,585,625	0.2
19,600	@,L	Lululemon Athletica, Inc.	1,447,656	0.2
52,912	L	Marriott International, Inc.	3,516,532	0.4
58,000		Mattel, Inc.	1,814,820	0.2
131,300	@	MGM Resorts International	2,971,319	0.4
111,000	@	Michaels Cos, Inc.	3,156,840	0.4
16,600	@	Mohawk Industries, Inc.	3,150,016	0.4
65,400		Newell Rubbermaid, Inc.	3,176,478	0.4
42,200	@	Norwegian Cruise Line Holdings Ltd.	1,681,248	0.2
1,700	@	NVR, Inc.	3,026,578	0.4
21,200		Omnicom Group, Inc.	1,727,588	0.2
24,700	@	O'Reilly Automotive, Inc.	6,696,170	0.8
8,000	@	Panera Bread Co.	1,695,520	0.2
28,700		Papa John's International, Inc.	1,951,600	0.2
18,800	L	Polaris Industries, Inc.	1,537,088	0.2
88,900		Pulte Group, Inc.	1,732,661	0.2
34,000		PVH Corp.	3,203,820	0.4
24,600	@,L	Restoration Hardware Holdings, Inc.	705,528	0.1
129,000		Ross Stores, Inc.	7,313,010	0.9
23,600		Royal Caribbean Cruises Ltd.	1,584,740	0.2
132,600		Service Corp. International	3,585,504	0.4
31,300		Signet Jewelers Ltd.	2,579,433	0.3
36,500	L	Sotheby's	1,000,100	0.1
34,500	@	Tempur Sealy International, Inc.	1,908,540	0.2
11,700	@,L	Tesla Motors, Inc.	2,483,676	0.3
45,800		Tiffany & Co.	2,777,312	0.3
58,900	@	Toll Brothers, Inc.	1,584,999	0.2
59,100		Tractor Supply Co.	5,388,738	0.6
18,400	@	TripAdvisor, Inc.	1,183,120	0.1
15,900	@	Ulta Salon Cosmetics & Fragrance, Inc.	3,873,876	0.5
127,900	@	Vipshop Holdings Ltd. ADR	1,428,643	0.2
33,020	@,L	Wayfair, Inc.	1,287,780	0.2
14,000		Whirlpool Corp.	2,332,960	0.3
47,000		Williams-Sonoma, Inc.	2,450,110	0.3
56,500		Wolverine World Wide, Inc.	1,148,080	0.1
16,200		Wynn Resorts Ltd.	1,468,368	0.2
			169,472,516	20.5

		Consumer Staples: 6.5%
66,700	@,L	Blue Buffalo Pet Products, Inc.	1,556,778	0.2
39,650		Brown-Forman Corp. - Class B	3,955,484	0.5
37,600		Church & Dwight Co., Inc.	3,868,664	0.5
11,800		Clorox Co.	1,633,002	0.2
38,400		Constellation Brands, Inc.	6,351,360	0.8
23,700		Dr Pepper Snapple Group, Inc.	2,290,131	0.3
120,700		Flowers Foods, Inc.	2,263,125	0.3
57,800	@	Hain Celestial Group, Inc.	2,875,550	0.3
49,500		Hershey Co.	5,617,755	0.7
12,000		JM Smucker Co.	1,828,920	0.2
45,000		McCormick & Co., Inc.	4,800,150	0.6
61,600		Mead Johnson Nutrition Co.	5,590,200	0.7
31,900	@	Monster Beverage Corp.	5,126,649	0.6
14,300		Pricesmart, Inc.	1,338,051	0.1
61,400	@	Sprouts Farmers Market, Inc.	1,406,060	0.2
41,900	@	WhiteWave Foods Co.	1,966,786	0.2
41,900		Whole Foods Market, Inc.	1,341,638	0.1
			53,810,303	6.5

		Energy: 1.6%
53,500		Cabot Oil & Gas Corp.	1,377,090	0.2
15,100		Cimarex Energy Co.	1,801,732	0.2
14,500	@	Concho Resources, Inc./Midland TX	1,729,415	0.2
13,200	@	Diamondback Energy, Inc.	1,203,972	0.1
25,700		EQT Corp.	1,989,951	0.2

44

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
31,900		Oceaneering International, Inc.	952,534	0.1
10,300		Pioneer Natural Resources Co.	1,557,463	0.2
29,600		Range Resources Corp.	1,276,944	0.2
19,600		Tesoro Corp.	1,468,432	0.2
			13,357,533	1.6

		Financials: 11.6%
36,200		American Campus Communities, Inc.	1,913,894	0.2
62,900		Aon PLC	6,870,567	0.8
64,500		BankUnited, Inc.	1,981,440	0.2
69,633		CBOE Holdings, Inc.	4,638,950	0.6
81,800		Crown Castle International Corp.	8,296,974	1.0
106,100	@	E*Trade Financial Corp.	2,492,289	0.3
14,915		Equinix, Inc.	5,782,993	0.7
14,300		Federal Realty Investment Trust	2,367,365	0.3
84,300		Fifth Third Bancorp	1,482,837	0.2
28,900		Financial Engines, Inc.	747,643	0.1
129,100		FNF Group	4,841,250	0.6
19,900		Intercontinental Exchange, Inc.	5,093,604	0.6
39,100		Invesco Ltd.	998,614	0.1
47,500		Iron Mountain, Inc.	1,891,925	0.2
23,000		Jones Lang LaSalle, Inc.	2,241,350	0.3
84,700		Lazard Ltd.	2,522,366	0.3
50,400	@	Markit Ltd.	1,643,040	0.2
83,100		MGM Growth Properties LLC	2,217,108	0.3
40,700		Moody's Corp.	3,813,997	0.5
30,700		MSCI, Inc. - Class A	2,367,584	0.3
46,600		Northern Trust Corp.	3,087,716	0.4
72,700		Progressive Corp.	2,435,450	0.3
43,700		S&P Global, Inc.	4,687,262	0.6
20,500		SL Green Realty Corp.	2,182,635	0.3
41,600		State Street Corp.	2,243,072	0.3
24,600	@	SVB Financial Group	2,340,936	0.3
21,300		Taubman Centers, Inc.	1,580,460	0.2
128,700		TD Ameritrade Holding Corp.	3,664,732	0.4
204,300		VEREIT, Inc.	2,071,602	0.3
56,930		Webster Financial Corp.	1,932,774	0.2
26,699	@	WeWork Companies, Inc., Classs A	1,005,063	0.1
23,300		Willis Towers Watson PLC	2,896,423	0.3
123,800	L	WisdomTree Investments, Inc.	1,212,002	0.1
			95,545,917	11.6

		Health Care: 13.5%
45,800	@	Acadia Healthcare Co., Inc.	2,537,320	0.3
49,300	@,L	Acadia Pharmaceuticals, Inc.	1,600,278	0.2
61,900		Agilent Technologies, Inc.	2,745,884	0.3
8,600	@,L	Agios Pharmaceuticals, Inc.	360,297	0.0
41,100	@	Akorn, Inc.	1,170,733	0.1
25,800	@	Align Technology, Inc.	2,078,190	0.3
39,500	@	Alkermes PLC	1,707,190	0.2
16,600	@	Alnylam Pharmaceuticals, Inc.	921,134	0.1
62,300		AmerisourceBergen Corp.	4,941,636	0.6
9,800	@,L	Athenahealth, Inc.	1,352,498	0.2
37,700	@	BioMarin Pharmaceutical, Inc.	2,933,060	0.4
10,700	@,L	Bluebird Bio, Inc.	463,203	0.1
57,700		Bruker BioSciences Corp.	1,312,098	0.2
84,084	@	Catalent, Inc.	1,933,091	0.2
35,700	@	Centene Corp.	2,547,909	0.3
43,400	@	Cerner Corp.	2,543,240	0.3
11,800	@,L	Clovis Oncology, Inc.	161,896	0.0
19,200		Cooper Cos., Inc.	3,294,144	0.4
36,500	@	DaVita HealthCare Partners, Inc.	2,822,180	0.3
77,650		Dentsply Sirona, Inc.	4,817,406	0.6
46,100	@	Endo International PLC	718,699	0.1
75,500	@	Envision Healthcare Holdings, Inc.	1,915,435	0.2
22,300	@	Henry Schein, Inc.	3,942,640	0.5
97,100	@	Hologic, Inc.	3,359,660	0.4
41,700	@,L	Horizon Pharma PLC	686,799	0.1
15,600		Humana, Inc.	2,806,128	0.3
47,100	@	Idexx Laboratories, Inc.	4,373,706	0.5
8,500	@	Illumina, Inc.	1,193,230	0.1
49,800	@	Incyte Corp., Ltd.	3,983,004	0.5
7,150	@,L	Intercept Pharmaceuticals, Inc.	1,020,162	0.1
10,000	@	Intuitive Surgical, Inc.	6,614,100	0.8
59,700	@,L	Ironwood Pharmaceuticals, Inc.	780,578	0.1
11,600	@	Jazz Pharmaceuticals PLC	1,639,196	0.2
20,100	@	Mallinckrodt PLC - W/I	1,221,678	0.1
31,700	@	Medidata Solutions, Inc.	1,485,779	0.2
29,700	@	Mednax, Inc.	2,151,171	0.3
10,700	@	Mettler Toledo International, Inc.	3,904,644	0.5
21,600	@	Neurocrine Biosciences, Inc.	981,720	0.1
15,700	@	Pacira Pharmaceuticals, Inc./DE	529,561	0.1
13,100	@,L	Puma Biotechnology, Inc.	390,249	0.0
26,200	@	Quintiles Transnational Holdings, Inc.	1,711,384	0.2
25,400	@	Seattle Genetics, Inc.	1,026,414	0.1
25,500	@	Team Health Holdings, Inc.	1,037,085	0.1
16,800		Teleflex, Inc.	2,978,808	0.4
11,100	@	Ultragenyx Pharmaceutical, Inc.	542,901	0.1
12,500	@	United Therapeutics Corp.	1,324,000	0.2
14,600		Universal Health Services, Inc.	1,957,860	0.2
84,400	@,L	Veeva Systems, Inc.	2,879,728	0.3
26,500	@	Vertex Pharmaceuticals, Inc.	2,279,530	0.3
20,000	@	WellCare Health Plans, Inc.	2,145,600	0.3
21,300		West Pharmaceutical Services, Inc.	1,616,244	0.2
136,850		Zoetis, Inc.	6,494,901	0.8
			111,935,981	13.5

45

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 17.2%
49,000		Alaska Air Group, Inc.	2,856,210	0.3
9,500		Allegiant Travel Co.	1,439,250	0.2
62,800		Allegion Public Ltd.	4,360,204	0.5
53,562		Ametek, Inc.	2,476,171	0.3
43,600	@	Avis Budget Group, Inc.	1,405,228	0.2
21,700		CH Robinson Worldwide, Inc.	1,611,225	0.2
21,200		Clarcor, Inc.	1,289,596	0.2
46,200	@	Colfax Corp.	1,222,452	0.1
24,800	L	Copa Holdings S.A.	1,296,048	0.2
44,500	@	Copart, Inc.	2,180,945	0.3
44,100	@	DigitalGlobe, Inc.	943,299	0.1
68,000		Donaldson Co., Inc.	2,336,480	0.3
41,000		Equifax, Inc.	5,264,400	0.6
43,000		Expeditors International Washington, Inc.	2,108,720	0.3
40,700	L	Fastenal Co.	1,806,673	0.2
51,100		Flowserve Corp.	2,308,187	0.3
47,900		Fortune Brands Home & Security, Inc.	2,776,763	0.3
35,100	@,L	Generac Holdings, Inc.	1,227,096	0.1
35,200	@	Genesee & Wyoming, Inc.	2,075,040	0.2
48,300		Graco, Inc.	3,815,217	0.5
64,500	@	Hertz Global Holdings, Inc.	714,015	0.1
16,100		Hubbell, Inc.	1,698,067	0.2
29,600		IDEX Corp.	2,430,160	0.3
30,100	@	IHS, Inc.	3,479,861	0.4
32,900		JB Hunt Transport Services, Inc.	2,662,597	0.3
25,300		Kansas City Southern	2,279,277	0.3
78,200		KAR Auction Services, Inc.	3,264,068	0.4
26,300	@	Kirby Corp.	1,640,857	0.2
23,900		Landstar System, Inc.	1,640,974	0.2
32,200		Manpowergroup, Inc.	2,071,748	0.2
17,800	@	Middleby Corp.	2,051,450	0.2
38,600		Nielsen NV	2,006,042	0.2
19,800		Nordson Corp.	1,655,478	0.2
36,200	@	Old Dominion Freight Line	2,183,222	0.3
26,000		Paccar, Inc.	1,348,620	0.2
74,900		Ritchie Brothers Auctioneers, Inc.	2,530,122	0.3
41,700		Robert Half International, Inc.	1,591,272	0.2
28,800		Rockwell Collins, Inc.	2,452,032	0.3
118,810		Rollins, Inc.	3,477,569	0.4
24,300		Roper Technologies, Inc.	4,144,608	0.5
107,900	@	Sensata Technologies Holdings N.V.	3,764,631	0.5
19,000		Snap-On, Inc.	2,998,580	0.4
180,300		Southwest Airlines Co.	7,069,563	0.9
32,300	@	Spirit Airlines, Inc.	1,449,301	0.2
12,700	@	Stericycle, Inc.	1,322,324	0.2
83,100		Textron, Inc.	3,038,136	0.4
22,500		Toro Co.	1,984,500	0.2
17,500	@	TransDigm Group, Inc.	4,614,575	0.6
73,500	@	TransUnion	2,457,840	0.3
102,041	@	United Continental Holdings, Inc.	4,187,763	0.5
13,900		Valmont Industries, Inc.	1,880,253	0.2
84,200	@	Verisk Analytics, Inc.	6,826,936	0.8
16,800	@	WABCO Holdings, Inc.	1,538,376	0.2
41,200		Wabtec Corp.	2,893,476	0.3
27,900		Waste Connections, Inc.	2,010,195	0.2
7,400		WW Grainger, Inc.	1,681,650	0.2
50,800		Xylem, Inc.	2,268,220	0.3
			142,107,562	17.2

		Information Technology: 19.9%
54,600		Activision Blizzard, Inc.	2,163,798	0.3
69,000	@	Akamai Technologies, Inc.	3,859,170	0.5
15,500	@	Alliance Data Systems Corp.	3,036,760	0.4
117,200		Amphenol Corp.	6,719,076	0.8
13,700	@	Ansys, Inc.	1,243,275	0.1
90,200	L	ARM Holdings PLC ADR	4,105,002	0.5
141,679	@,L	Atlassian Corp. PLC	3,669,486	0.4
25,900	@	Autodesk, Inc.	1,402,226	0.2
90,500	@	Black Knight Financial Services, Inc.	3,402,800	0.4
73,700		Booz Allen Hamilton Holding Corp.	2,184,468	0.3
19,500	@	Check Point Software Technologies	1,553,760	0.2
38,400		Cognex Corp.	1,655,040	0.2
87,500	@	CoreLogic, Inc.	3,367,000	0.4
15,900	@	CoStar Group, Inc.	3,476,694	0.4
44,255	@	Dropbox, Inc. - Class A	350,057	0.1
19,495	@	Dropbox, Inc. - Class B	154,205	0.0
76,700	@	Electronic Arts, Inc.	5,810,792	0.7
20,600	@	EPAM Systems, Inc.	1,324,786	0.2
15,100	@	F5 Networks, Inc.	1,718,984	0.2
9,800		Factset Research Systems, Inc.	1,581,916	0.2
73,200		Fidelity National Information Services, Inc.	5,393,376	0.6
64,900	@	Fiserv, Inc.	7,056,577	0.9
48,000	@	Fortinet, Inc.	1,516,320	0.2
44,100	@	Gartner, Inc.	4,295,781	0.5
65,500	@	Genpact Ltd.	1,758,020	0.2
49,900		Global Payments, Inc.	3,561,862	0.4
40,200	@	Guidewire Software, Inc.	2,482,752	0.3
58,200		Harris Corp.	4,856,208	0.6
46,100	@	Integrated Device Technology, Inc.	927,993	0.1
59,200		Intuit, Inc.	6,607,312	0.8
23,500	@	IPG Photonics Corp.	1,880,000	0.2
34,950	@	Keysight Technologies, Inc.	1,016,696	0.1
68,800		Linear Technology Corp.	3,201,264	0.4
85,600	@,L	Match Group, Inc.	1,290,420	0.2
13,400		Mercadolibre, Inc.	1,884,978	0.2
51,700		Microchip Technology, Inc.	2,624,292	0.3
57,100	@	Microsemi Corp.	1,866,028	0.2
72,000	@,L	Mobileye NV	3,322,080	0.4
25,100		Motorola Solutions, Inc.	1,655,847	0.2
50,700	@,L	NetSuite, Inc.	3,690,960	0.4
26,000	@	Palo Alto Networks, Inc.	3,188,640	0.4
37,500		Paychex, Inc.	2,231,250	0.3
20,000	@	Proofpoint, Inc.	1,261,800	0.1
75,600	@,L	Pure Storage, Inc.	824,040	0.1
73,800	@	Red Hat, Inc.	5,357,880	0.6
144,100		Sabre Corp.	3,860,439	0.5
63,200	@	ServiceNow, Inc.	4,196,480	0.5
48,500		Skyworks Solutions, Inc.	3,069,080	0.4
29,500	@	Splunk, Inc.	1,598,310	0.2

46

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
68,800		SS&C Technologies Holdings, Inc.	1,931,904	0.2
29,519	@	Tableau Software, Inc.	1,444,069	0.2
63,400	@	Trimble Navigation Ltd.	1,544,424	0.2
63,900	@	Twitter, Inc.	1,080,549	0.1
97,000	@	Vantiv, Inc.	5,490,200	0.7
54,600	@,L	VeriSign, Inc.	4,720,716	0.6
18,699	@	WEX, Inc.	1,658,040	0.2
37,647	@	Workday, Inc.	2,811,102	0.3
54,000		Xilinx, Inc.	2,491,020	0.3
32,400	@	Zendesk, Inc.	854,712	0.1
41,000	@,L	Zillow Group, Inc. - A	1,502,650	0.2
			164,785,366	19.9

		Materials: 5.7%
19,500		Air Products & Chemicals, Inc.	2,769,780	0.3
35,000		Ashland, Inc.	4,016,950	0.5
77,500	L	Ball Corp.	5,602,475	0.7
27,100		Carpenter Technology Corp.	892,403	0.1
67,500		Celanese Corp.	4,417,875	0.5
68,800		CF Industries Holdings, Inc.	1,658,080	0.2
15,800		Compass Minerals International, Inc.	1,172,202	0.1
15,600		Eagle Materials, Inc.	1,203,540	0.2
4,800		NewMarket Corp.	1,989,024	0.2
33,400		PolyOne Corp.	1,177,016	0.2
91,500		RPM International, Inc.	4,570,425	0.6
77,200		Sealed Air Corp.	3,548,884	0.4
20,200		Sherwin-Williams Co.	5,932,134	0.7
81,400		Silver Wheaton Corp.	1,915,342	0.2
133,700	@	Stillwater Mining Co	1,585,682	0.2
41,500		Vulcan Materials Co.	4,994,940	0.6
			47,446,752	5.7

		Telecommunication Services: 1.3%
70,850	@	SBA Communications Corp.	7,647,549	0.9
72,700	@	T-Mobile US, Inc.	3,145,729	0.4
			10,793,278	1.3

		Utilities: 0.6%
37,400		Atmos Energy Corp.	3,041,368	0.4
79,600		NiSource, Inc.	2,110,992	0.2
			5,152,360	0.6

	Total Common Stock
	(Cost $621,877,964)		814,407,568	98.4

PREFERRED STOCK: 1.3%
		Financials: 0.5%
44,396	@	WeWork Companies, Inc. - Series D-1	1,671,252	0.2
34,882	@	WeWork Companies, Inc. - Series D-2	1,313,105	0.2
24,709	@	WeWork Companies, Inc. - Series E	930,150	0.1
			3,914,507	0.5

		Information Technology: 0.8%
32,391	@	AirBNB, Inc. - Series D	3,015,278	0.4
3,719	@	AirBNB, Inc. - Series E	346,202	0.0
24,209	@	Dropbox, Inc. - Series A	191,493	0.0
118,921	@	Dropbox, Inc. - Series A-1	940,665	0.1
8,859	@	Flipkart - Series G	853,033	0.1
353,970	@	Tanium, Inc.- Series G	1,684,898	0.2
			7,031,569	0.8

	Total Preferred Stock
	(Cost $7,911,058)		10,946,076	1.3

	Total Long-Term Investments
	(Cost $629,789,022)		825,353,644	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
	Securities Lending Collateralcc: 5.3%
9,924,909	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $9,925,023, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $10,123,525, due 01/01/30-06/20/46)	9,924,909	1.2
10,379,813	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $10,379,947, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,587,409, due 07/15/16-09/20/65)	10,379,813	1.3
10,379,813	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $10,379,955, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,587,409, due 07/07/16-02/01/49)	10,379,813	1.3

47

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
10,379,813	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $10,379,932, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $10,587,410, due 12/01/16-02/20/66)	10,379,813	1.2
2,639,652	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,639,687, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,713,796, due 04/15/18-01/15/29)	2,639,652	0.3
		43,704,000	5.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
1,000	T. Rowe Price Reserve Investment Fund, 0.320%††
	(Cost $1,000)	1,000	0.0

	Total Short-Term Investments
	(Cost $43,705,000)	43,705,000	5.3

	Total Investments in Securities (Cost $673,494,022)	$869,058,644	105.0
	Liabilities in Excess of Other Assets	(41,661,130)	(5.0)
	Net Assets	$827,397,514	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $674,927,666.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$236,351,400
Gross Unrealized Depreciation	(42,220,422)

Net Unrealized Appreciation	$194,130,978

48

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 26.0%
180,900	@	Amazon.com, Inc.	129,455,658	8.4
21,451	@	Autozone, Inc.	17,028,662	1.1
210,600		BorgWarner, Inc.	6,216,912	0.4
46,500	@	Ctrip.com International Ltd. ADR	1,915,800	0.1
124,800		Delphi Automotive PLC	7,812,480	0.5
171,820	L	Ferrari NV	7,032,592	0.5
3,088	@	Flipkart Online Services Pvt. Ltd.	297,344	0.0
506,300		Hanesbrands, Inc.	12,723,319	0.8
393,700		Hilton Worldwide Holdings, Inc.	8,870,061	0.6
153,700		Las Vegas Sands Corp.	6,684,413	0.4
266,300		Lowe's Cos, Inc.	21,082,971	1.4
176,700	L	Marriott International, Inc.	11,743,482	0.8
824,760	@	MGM Resorts International	18,664,319	1.2
198,600	@	Netflix, Inc.	18,167,928	1.2
49,759	@	Priceline.com, Inc.	62,119,633	4.1
198,300		Ross Stores, Inc.	11,241,627	0.7
101,200		Royal Caribbean Cruises Ltd.	6,795,580	0.4
213,000		Starbucks Corp.	12,166,560	0.8
97,075	@,L	Tesla Motors, Inc.	20,607,081	1.4
168,700		Tractor Supply Co.	15,382,066	1.0
24,200		Walt Disney Co.	2,367,244	0.2
			398,375,732	26.0

		Consumer Staples: 3.7%
40,500		Costco Wholesale Corp.	6,360,120	0.4
232,900		Mondelez International, Inc.	10,599,279	0.7
210,800		Philip Morris International, Inc.	21,442,576	1.4
218,700		Walgreens Boots Alliance, Inc.	18,211,149	1.2
			56,613,124	3.7

		Financials: 7.3%
261,700		American Tower Corp.	29,731,737	1.9
11,300		Blackrock, Inc.	3,870,589	0.3
157,812		Crown Castle International Corp.	16,006,871	1.1
13,300		Equinix, Inc.	5,156,809	0.3
68,000		Intercontinental Exchange, Inc.	17,405,280	1.1
779,800		Morgan Stanley	20,259,204	1.3
157,100		State Street Corp.	8,470,832	0.6
366,331		TD Ameritrade Holding Corp.	10,431,275	0.7
5,062	@	WeWork Companies, Inc., Classs A	190,555	0.0
			111,523,152	7.3

		Health Care: 21.1%
144,469		Aetna, Inc.	17,643,999	1.1
124,515	@	Alexion Pharmaceuticals, Inc.	14,538,371	0.9
122,231	@	Allergan plc	28,246,362	1.8
128,200		Anthem, Inc.	16,837,788	1.1
45,800	@	Biogen, Inc.	11,075,356	0.7
34,000	@	BioMarin Pharmaceutical, Inc.	2,645,200	0.2
541,700		Bristol-Myers Squibb Co.	39,842,035	2.6
109,916	@	Celgene Corp.	10,841,015	0.7
91,900		Cigna Corp.	11,762,281	0.8
414,500		Danaher Corp.	41,864,500	2.7
38,100		Gilead Sciences, Inc.	3,178,302	0.2
101,742		Humana, Inc.	18,301,351	1.2
41,600	@	Illumina, Inc.	5,839,808	0.4
40,400	@	Incyte Corp., Ltd.	3,231,192	0.2
38,700	@	Intuitive Surgical, Inc.	25,596,567	1.7
78,700		McKesson Corp.	14,689,355	1.0
122,300		Stryker Corp.	14,655,209	1.0
155,400		UnitedHealth Group, Inc.	21,942,480	1.4
151,800	@	Vertex Pharmaceuticals, Inc.	13,057,836	0.9
159,700		Zoetis, Inc.	7,579,362	0.5
			323,368,369	21.1

		Industrials: 5.7%
737,800		American Airlines Group, Inc.	20,887,118	1.4
146,000		Boeing Co.	18,961,020	1.2
64,916		Delta Air Lines, Inc.	2,364,890	0.2
62,700		FedEx Corp.	9,516,606	0.6
66,532		Flowserve Corp.	3,005,250	0.2
45,500	@	IHS, Inc.	5,260,255	0.3
22,700		Illinois Tool Works, Inc.	2,364,432	0.2
25,400		Kansas City Southern	2,288,286	0.1
72,500		Roper Technologies, Inc.	12,365,600	0.8
94,565	@	United Continental Holdings, Inc.	3,880,948	0.2
105,777		Wabtec Corp.	7,428,719	0.5
			88,323,124	5.7

		Information Technology: 31.8%
73,050	@	Alphabet, Inc. - Class A	51,392,867	3.3
65,771	@	Alphabet, Inc. - Class C	45,520,109	3.0
461,400		Apple, Inc.	44,109,840	2.9
132,100	L	ASML Holding NV-NY REG	13,105,641	0.9
143,343	@	Dropbox, Inc. - Class A	1,133,843	0.1
577,100	@	Facebook, Inc.	65,950,988	4.3
102,000	@	Fiserv, Inc.	11,090,460	0.7
417,400		Mastercard, Inc.	36,756,244	2.4
924,800		Microsoft Corp.	47,322,016	3.1
388,900	@,L	Mobileye NV	17,943,846	1.2
103,400	@,L	NetSuite, Inc.	7,527,520	0.5
239,500	@	NXP Semiconductor NV - NXPI - US	18,762,430	1.2
29,700	@	Palo Alto Networks, Inc.	3,642,408	0.2
317,100	@	PayPal Holdings, Inc.	11,577,321	0.8
305,364	@	Salesforce.com, Inc.	24,248,955	1.6
172,000	@	ServiceNow, Inc.	11,420,800	0.7
968,900		Tencent Holdings Ltd.	22,226,249	1.4
149,000	@,L	VeriSign, Inc.	12,882,540	0.8
550,300		Visa, Inc. - Class A	40,815,751	2.7
			487,429,828	31.8

		Materials: 1.1%
100,300		Ashland, Inc.	11,511,431	0.7

49

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
30,600		Martin Marietta Materials, Inc.	5,875,200	0.4
			17,386,631	1.1

		Telecommunication Services: 0.5%
189,300	@	T-Mobile US, Inc.	8,191,011	0.5

	Total Common Stock
	(Cost $1,195,403,838)		1,491,210,971	97.2

PREFERRED STOCK: 1.5%
		Consumer Discretionary: 0.1%
1,054	@	Flipkart Online Services Pvt. Ltd., - Series A	101,490	0.0
1,862	@	Flipkart Online Services Pvt. Ltd., - Series C	179,292	0.0
3,462	@	Flipkart Online Services Pvt. Ltd., - Series E	333,356	0.0
14,029	@	Flipkart Online Services Pvt. Ltd., - Series H	1,350,852	0.1
			1,964,990	0.1

		Financials: 0.1%
45,554	@	WeWork Companies, Inc. - Series E	1,714,844	0.1

		Information Technology: 1.3%
59,241	@	AirBNB, Inc. - Series D	5,514,745	0.4
16,058	@	AirBNB, Inc. - Series E	1,494,839	0.1
16,556	@	Flipkart - Series G	1,594,177	0.1
84,501	@	LivingSocial.com	–	–
93,459	@	Magic Leap, Inc., Series C	2,152,641	0.1
78,840	@	Snapchat, Inc. - Series F	2,421,965	0.2
73,385	@	Uber Technologies, Inc. - Series G	3,579,148	0.2
68,026	@	Xiaoju Kuaizhi, Inc., Series A-17	2,600,437	0.2
			19,357,952	1.3

	Total Preferred Stock
	(Cost $20,779,624)		23,037,786	1.5

	Total Long-Term Investments
	(Cost $1,216,183,462)		1,514,248,757	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateralcc: 5.0%
17,277,719	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $17,277,918, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $17,623,479, due 01/01/30-06/20/46)	17,277,719	1.1
18,069,572	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $18,069,805, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $18,430,964, due 07/15/16-09/20/65)	18,069,572	1.2
18,069,572	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $18,069,820, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $18,430,964, due 07/07/16-02/01/49)	18,069,572	1.2
18,069,572	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $18,069,780, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $18,430,964, due 12/01/16-02/20/66)	18,069,572	1.2
4,595,265	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $4,595,325, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,724,339, due 04/15/18-01/15/29)	4,595,265	0.3
		76,081,700	5.0

50

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Affiliated Investment Companies: 0.5%
8,458,121	T. Rowe Price Reserve Investment Fund, 0.320%††
	(Cost $8,458,121)	8,458,121	0.5

	Total Short-Term Investments
	(Cost $84,539,821)	84,539,821	5.5

	Total Investments in Securities (Cost $1,300,723,283)	$1,598,788,578	104.2
	Liabilities in Excess of Other Assets	(65,044,761)	(4.2)
	Net Assets	$1,533,743,817	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $1,303,924,355.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$353,257,895
Gross Unrealized Depreciation	(58,393,672)

Net Unrealized Appreciation	$294,864,223

51

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		China: 7.0%
27,690	@	Baidu, Inc. ADR	4,573,003	0.7
2,585,000		China Life Insurance Co., Ltd.	5,573,576	0.9
774,500		China Mobile Ltd.	8,948,740	1.4
21,246,000		China Telecom Corp., Ltd.	9,554,681	1.5
4,266,600	L	CRRC Corp. Ltd	3,836,771	0.6
4,230,000		Kunlun Energy Co. Ltd.	3,520,132	0.5
1,368,800		Sinopharm Group Co.	6,575,290	1.0
2,352,000		Weichai Power Co. Ltd.	2,421,684	0.4
			45,003,877	7.0

		France: 11.7%
473,266		AXA S.A.	9,357,747	1.5
273,888		BNP Paribas	12,011,554	1.9
191,520		Cie de Saint-Gobain	7,259,712	1.1
120,314		Cie Generale des Etablissements Michelin	11,338,514	1.8
638,860		Credit Agricole SA	5,370,877	0.8
135,141		Sanofi	11,227,932	1.7
103,640		Technip S.A.	5,609,537	0.9
202,484		Total S.A.	9,710,370	1.5
141,860		Zodiac Aerospace	3,309,392	0.5
			75,195,635	11.7

		Germany: 12.1%
100,971		Bayer AG	10,141,056	1.6
72,560		Deutsche Boerse AG	5,961,175	0.9
144,348		Deutsche Post AG	4,066,663	0.6
110,235		HeidelbergCement AG	8,304,265	1.3
569,995		Infineon Technologies AG	8,251,518	1.3
139,150		Lanxess	6,104,941	1.0
103,258		Merck KGaA	10,495,500	1.6
193,800		Metro AG	5,960,560	0.9
42,620	@,L	Morphosys AG	1,777,046	0.3
26,337		Muenchener Rueckversicherungs-Gesellschaft AG	4,416,603	0.7
58,986		SAP SE	4,430,172	0.7
74,750		Siemens AG	7,670,968	1.2
			77,580,467	12.1

		Hong Kong: 2.6%
973,900		AIA Group Ltd.	5,856,767	0.9
485,640		Cheung Kong Property Holdings Ltd.	3,059,849	0.5
228,400		CK Hutchison Holdings Ltd. ADR	2,505,548	0.4
485,640		CK Hutchison Holdings Ltd.	5,342,264	0.8
			16,764,428	2.6

		India: 1.4%
496,486		Housing Development Finance Corp.	9,249,805	1.4

		Israel: 2.0%
253,929		Teva Pharmaceutical Industries Ltd. ADR	12,754,854	2.0

		Italy: 2.6%
680,187		ENI S.p.A.	10,955,937	1.7
1,072,600		Intesa Sanpaolo SpA - ISP	2,043,002	0.3
1,639,718		UniCredit SpA	3,606,171	0.6
			16,605,110	2.6

		Japan: 7.4%
503,800		Konica Minolta Holdings, Inc.	3,669,963	0.6
1,193,700		Nissan Motor Co., Ltd.	10,652,960	1.6
94,900		Omron Corp.	3,097,609	0.5
171,300		SoftBank Group Corp.	9,687,370	1.5
240,400		Suntory Beverage & Food Ltd.	10,878,372	1.7
1,397,000	@	Toshiba Corp.	3,805,431	0.6
124,400		Toyota Motor Corp.	6,132,738	0.9
			47,924,443	7.4

		Netherlands: 4.7%
159,998		Akzo Nobel NV	9,939,247	1.5
150,904	@	Qiagen NV	3,288,556	0.5
455,036		Royal Dutch Shell PLC - Class B	12,572,063	2.0
374,301	L	SBM Offshore NV	4,337,828	0.7
			30,137,694	4.7

		Norway: 2.9%
657,950	@,L	Subsea 7 SA	6,467,313	1.0
166,074		Statoil ASA	2,869,503	0.4
573,623		Telenor ASA	9,495,194	1.5
			18,832,010	2.9

		Portugal: 1.2%
564,750		Galp Energia SGPS SA	7,854,764	1.2

		Russia: 0.5%
226,203		MMC Norilsk Nickel PJSC ADR	3,024,334	0.5

		Singapore: 3.8%
886,582		DBS Group Holdings Ltd.	10,453,620	1.6
3,420,600		Singapore Telecommunications Ltd.	10,564,929	1.6
255,700		United Overseas Bank Ltd.	3,523,023	0.6
			24,541,572	3.8

		South Korea: 5.9%
171,216		Hana Financial Group, Inc.	3,480,973	0.6
35,481		Hyundai Mobis	7,805,941	1.2
247,680		KB Financial Group, Inc. ADR	7,048,973	1.1
31,301		Samsung Electronics Co., Ltd. GDR	19,561,249	3.0
			37,897,136	5.9

		Spain: 1.5%
1,007,321	@	Telefonica S.A.	9,563,360	1.5

		Sweden: 0.9%
282,620		Getinge AB	5,834,973	0.9

		Switzerland: 7.4%
199,690		ABB Ltd.	3,952,284	0.6

52

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
638,169	Credit Suisse Group AG	6,798,044	1.1
1,905,170	Glencore PLC	3,926,805	0.6
82,527	Novartis AG	6,811,659	1.1
50,356	Roche Holding AG	13,287,933	2.1
110,855	Swiss Re Ltd.	9,682,122	1.5
220,080	UBS Group AG	2,855,669	0.4
		47,314,516	7.4

	Taiwan: 0.7%
948,251	Taiwan Semiconductor Manufacturing Co., Ltd.	4,778,898	0.7

	Thailand: 0.9%
1,298,000	Bangkok Bank PCL - Foreign Reg	6,009,438	0.9

	United Kingdom: 18.7%
1,274,955	Aviva PLC	6,720,690	1.0
1,403,493	BAE Systems PLC	9,825,290	1.5
2,978,460	Barclays PLC	5,539,625	0.9
2,313,764	BP PLC	13,543,727	2.1
609,930	Sky PLC	6,930,941	1.1
451,664	CRH PLC - London	13,244,490	2.1
472,166	GlaxoSmithKline PLC	10,139,820	1.6
1,537,600	HSBC Holdings PLC	9,416,754	1.5
1,990,364	Kingfisher PLC	8,548,825	1.3
7,476,467	Lloyds Banking Group Plc	5,415,161	0.8
1,094,630	Marks & Spencer Group PLC	4,687,805	0.7
430,980	Petrofac Ltd.	4,479,889	0.7
989,391	Standard Chartered PLC	7,506,523	1.2
2,612,090	@ Tesco PLC	6,134,776	0.9
2,762,541	Vodafone Group PLC	8,422,640	1.3
		120,556,956	18.7

	Total Common Stock
	(Cost $589,879,341)	617,424,270	95.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	U.S. Government Agency Obligations: 3.0%
19,500,000	Freddie Mac Discount Notes, 07/01/16
	(Cost $19,500,000)	19,500,000	3.0

	Securities Lending Collateralcc: 1.8%
2,684,747	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,684,782, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,738,442, due 07/15/16-09/20/65)	2,684,747	0.4
2,684,747	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,684,784, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,738,442, due 07/07/16-02/01/49)	2,684,747	0.4
2,684,747	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.43%, due 07/01/16 (Repurchase Amount $2,684,779, collateralized by various U.S. Government Agency Obligations, 1.370%-6.059%, Market Value plus accrued interest $2,738,442, due 01/01/19-07/01/46)	2,684,747	0.5
565,062	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $565,069, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $576,363, due 06/01/22-11/20/45)	565,062	0.1
2,684,747	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $2,684,778, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,738,442, due 12/01/16-02/20/66)	2,684,747	0.4
		11,304,050	1.8

	Total Short-Term Investments
	(Cost $30,804,050)	30,804,050	4.8

	Total Investments in Securities (Cost $620,683,391)	$648,228,320	100.7
	Liabilities in Excess of Other Assets	(4,216,903)	(0.7)
	Net Assets	$644,011,417	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

53

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $624,795,517.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$116,405,863
Gross Unrealized Depreciation	(92,973,060)

Net Unrealized Appreciation	$23,432,803

54

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N.A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 7, 2016